UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

2

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	INCOME EQUITY FUND
Ticker Symbol: NOIEX

18	INTERNATIONAL EQUITY FUND
Ticker Symbol: NOIGX

21	LARGE CAP CORE FUND
Ticker Symbol: NOLCX

25	LARGE CAP EQUITY FUND
Ticker Symbol: NOGEX

27	LARGE CAP VALUE FUND
Ticker Symbol: NOLVX

31	SMALL CAP CORE FUND
Ticker Symbol: NSGRX

56	SMALL CAP VALUE FUND
Ticker Symbol: NOSGX

65	TECHNOLOGY FUND
Ticker Symbol: NTCHX

67	NOTES TO THE FINANCIAL STATEMENTS

78	FUND EXPENSES

80	APPROVAL OF MANAGEMENT AGREEMENT

84	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP CORE FUND	LARGE CAP EQUITY FUND
ASSETS:
Investments, at value	$228,480	$150,871	$132,826	$121,640
Investments in affiliates, at value	6,470	1,708	135	554
Foreign currencies, at value (cost $1,782)	–	1,780	–	–
Dividend income receivable	358	286	180	130
Receivable for foreign tax reclaimable	–	899	–	–
Receivable for securities sold	–	–	1,005	–
Receivable for variation margin on futures contracts	–	–	4	–
Receivable for fund shares sold	48	–	4	–
Receivable from investment adviser	6	4	3	3
Prepaid and other assets	6	6	6	6
Total Assets	235,368	155,554	134,163	122,333
LIABILITLIES:
Payable for securities purchased	–	–	–	–
Payable for fund shares redeemed	201	337	31	193
Payable to affiliates:
Management fees	37	26	10	17
Custody fees	4	5	9	4
Shareholder servicing fees	21	4	–	3
Transfer agent fees	1	–	–	–
Trustee fees	4	11	9	10
Accrued other liabilities	48	50	41	49
Total Liabilities	316	433	100	276
Net Assets	$235,052	$155,121	$134,063	$122,057
ANALYSIS OF NET ASSETS:
Capital stock	$204,593	$277,262	$139,096	$82,067
Accumulated undistributed net investment income (loss)	139	2,280	120	53
Accumulated undistributed net realized gain (loss)	(1,828)	(141,384)	(12,591)	8,795
Net unrealized appreciation	32,148	16,963	7,438	31,142
Net Assets	$235,052	$155,121	$134,063	$122,057
Shares Outstanding ($.0001 par value, unlimited authorization)	18,745	17,921	8,530	5,535
Net Asset Value, Redemption and Offering Price Per Share	$12.54	$8.66	$15.72	$22.05
Investments, at cost	$196,332	$133,861	$125,397	$90,498
Investments in affiliates, at cost	6,470	1,708	135	554

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2016 (UNAUDITED)

LARGE CAP VALUE FUND	SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$91,479	$482,448	$3,082,462	$74,600
614	9,348	111,308	1,674
–	–	–	–
128	514	5,377	11
–	–	–	–
–	–	39,568	–
4	97	961	–
4	185	1,287	1
8	20	130	1
13	21	19	10
92,250	492,633	3,241,112	76,297

–	–	58,700	–
18	464	1,877	7

13	59	494	14
1	1	6	3
8	22	758	6
–	1	8	–
8	4	12	5
43	47	181	48
91	598	62,036	83
$92,159	$492,035	$3,179,076	$76,214

$155,488	$401,740	$2,212,903	$58,790
1,217	1,912	23,183	(407)
(68,901)	6,484	75,045	2,340
4,355	81,899	867,945	15,491
$92,159	$492,035	$3,179,076	$76,214
6,659	22,566	146,332	3,439
$13.84	$21.80	$21.73	$22.16
$87,137	$400,756	$2,215,171	$59,109
614	9,348	111,308	1,674

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP CORE FUND	LARGE CAP EQUITY FUND
INVESTMENT INCOME:
Dividend income	$3,628	$2,240 (1)	$1,710	$1,057
Dividend income from investments in affiliates	3	1	1	1
Interest income	1	–	–	–
Total Investment Income	3,632	2,241	1,711	1,058
EXPENSES:
Management fees	1,128	769	309	513
Custody fees	21	87	27	18
Transfer agent fees	18	12	11	9
Registration fees	18	18	18	17
Printing fees	27	26	27	26
Professional fees	19	19	19	19
Shareholder servicing fees	122	8	10	12
Trustee fees	6	6	6	6
Other	7	7	7	7
Total Expenses	1,366	952	434	627
Less expenses reimbursed by investment adviser	(172)	(130)	(67)	(95)
Net Expenses	1,194	822	367	532
Net Investment Income (Loss)	2,438	1,419	1,344	526
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	4,082	1,606	1,025	4,730
Futures contracts	(471)	–	135	–
Foreign currency transactions	–	68	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	2,089	6,839	4,489	1,399
Futures contracts	158	–	(52)	–
Foreign currency translations	–	(17)	–	–
Net Gains	5,858	8,496	5,597	6,129
Net Increase in Net Assets Resulting from Operations	$8,296	$9,915	$6,941	$6,655

(1)	Net of $199 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

LARGE CAP VALUE FUND	SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$1,179	$2,897	$32,271	$217
1	12	130	1
–	2	14	–
1,180	2,911	32,415	218

375	1,445	14,480	406
18	39	160	12
7	29	229	6
17	19	51	17
27	26	121	26
19	19	31	19
32	146	3,284	23
6	6	19	6
7	7	21	7
508	1,736	18,396	522
(198)	(397)	(3,133)	(54)
310	1,339	15,263	468
870	1,572	17,152	(250)

952	6,621	57,074	1,067
112	1,317	17,788	–
–	–	–	–

4,099	36,082	193,421	8,527
(17)	(69)	(3,988)	–
–	–	–	–
5,146	43,951	264,295	9,594
$6,016	$45,523	$281,447	$9,344

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND		LARGE CAP EQUITY FUND
Amounts in thousands	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016
OPERATIONS:
Net investment income (loss)	$2,438	$5,628	$1,419	$3,101	$1,344	$2,775	$526	$1,133
Net realized gains (losses)	3,611	(3,973)	1,674	5,093	1,160	1,301	4,730	11,844
Net change in unrealized appreciation (depreciation)	2,247	(103)	6,822	(31,288)	4,437	(4,714)	1,399	(16,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,296	1,552	9,915	(23,094)	6,941	(638)	6,655	(3,748)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(10,418)	(79,520)	(7,905)	(32,040)	(15,836)	(22,064)	(8,478)	(13,341)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,418)	(79,520)	(7,905)	(32,040)	(15,836)	(22,064)	(8,478)	(13,341)
DISTRIBUTIONS PAID:
From net investment income	(2,366)	(5,770)	–	(3,400)	(1,268)	(2,783)	(504)	(1,107)
From net realized gains	–	(8,579)	–	–	–	–	–	(2,879)
Total Distributions Paid	(2,366)	(14,349)	–	(3,400)	(1,268)	(2,783)	(504)	(3,986)
Total Increase (Decrease) in Net Assets	(4,488)	(92,317)	2,010	(58,534)	(10,163)	(25,485)	(2,327)	(21,075)
NET ASSETS:
Beginning of period	239,540	331,857	153,111	211,645	144,226	169,711	124,384	145,459
End of period	$235,052	$239,540	$155,121	$153,111	$134,063	$144,226	$122,057	$124,384
Accumulated Undistributed Net Investment Income (Loss)	$139	$67	$2,280	$861	$120	$44	$53	$31

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2016

LARGE CAP VALUE FUND		SMALL CAP CORE FUND		SMALL CAP VALUE FUND		TECHNOLOGY FUND
SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016

$870	$1,540	$1,572	$1,810	$17,152	$32,739	$(250)	$(414)
1,064	1,142	7,938	6,329	74,862	43,518	1,067	7,834
4,082	(8,925)	36,013	(39,255)	189,433	(202,939)	8,527	(12,757)
6,016	(6,243)	45,523	(31,116)	281,447	(126,682)	9,344	(5,337)

(2,905)	(7,709)	132,529	75,981	(16,682)	153,623	(5,275)	2,814
(2,905)	(7,709)	132,529	75,981	(16,682)	153,623	(5,275)	2,814

–	(1,545)	–	(1,903)	–	(31,457)	–	–
–	–	–	(8,668)	–	(88,890)	–	(9,472)
–	(1,545)	–	(10,571)	–	(120,347)	–	(9,472)
3,111	(15,497)	178,052	34,294	264,765	(93,406)	4,069	(11,995)

89,048	104,545	313,983	279,689	2,914,311	3,007,717	72,145	84,140
$92,159	$89,048	$492,035	$313,983	$3,179,076	$2,914,311	$76,214	$72,145
$1,217	$347	$1,912	$340	$23,183	$6,031	$(407)	$(157)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$12.22	$12.74	$15.82	$14.52	$12.99	$13.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.27	0.37	0.30	0.22	0.22
Net realized and unrealized gains (losses)	0.32	(0.09)	1.02	1.80	1.57	0.02
Total from Investment Operations	0.44	0.18	1.39	2.10	1.79	0.24
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)	(0.27)	(0.56)	(0.24)	(0.26)	(0.26)
From net realized gains	–	(0.43)	(3.91)	(0.56)	–	–
Total Distributions Paid	(0.12)	(0.70)	(4.47)	(0.80)	(0.26)	(0.26)
Net Asset Value, End of Period	$12.54	$12.22	$12.74	$15.82	$14.52	$12.99
Total Return(1)	3.65%	1.62%	9.40%	14.72%	14.04%	2.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$235,052	$239,540	$331,857	$390,616	$360,423	$386,957
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.01%	1.00%	1.00%	1.00%	1.00%	0.99%
Expenses, before reimbursements and credits	1.15%	1.13%	1.16%	1.25%	1.23%	1.21%
Net investment income, net of reimbursements and credits(3)	2.04%	2.12%	2.22%	1.96%	1.85%	1.81%
Net investment income, before reimbursements and credits	1.90%	1.99%	2.06%	1.71%	1.62%	1.59%
Portfolio Turnover Rate	14.76%	13.14%	109.84%	14.34%	11.27%	22.25%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $3,000, $2,000, and $7,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015 and 2014, respectively, and approximately $9,000 and $22,000, which represent 0.01 percent of average net assets for the fiscal years ended March 31, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$8.12	$9.39	$10.05	$8.53	$7.95	$8.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.17	0.20	0.31	0.14	0.14
Net realized and unrealized gains (losses)	0.46	(1.27)	(0.51)	1.39	0.58	(0.71)
Total from Investment Operations	0.54	(1.10)	(0.31)	1.70	0.72	(0.57)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.17)	(0.35)	(0.15)	(0.14)	(0.13)
From net realized gains	–	–	–	(0.03)	–	–
Total Distributions Paid	–	(0.17)	(0.35)	(0.18)	(0.14)	(0.13)
Net Asset Value, End of Period	$8.66	$8.12	$9.39	$10.05	$8.53	$7.95
Total Return(2)	6.65%	(11.78)%	(2.91)%	19.96%	9.09%	(6.39)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$155,121	$153,111	$211,645	$253,233	$259,920	$248,961
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.07%	1.08%	1.09%	1.06%	1.06%	1.21%
Expenses, before reimbursements and credits	1.24%	1.22%	1.26%	1.32%	1.37%	1.41%
Net investment income, net of reimbursements and credits(4)	1.84%	1.66%	2.02%	3.00%	1.88%	1.61%
Net investment income, before reimbursements and credits	1.67%	1.52%	1.85%	2.74%	1.57%	1.41%
Portfolio Turnover Rate	1.87%	12.78%	13.02%	16.09%	27.40%	37.68%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal year ended March 31, 2016, and less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31,2015, and approximately $3,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2014, 2013, and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$15.10	$15.42	$14.11	$11.43	$10.17	$9.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.28	0.21	0.20	0.21	0.15
Net realized and unrealized gains (losses)	0.61	(0.32)	1.30	2.68	1.27	0.74
Total from Investment Operations	0.76	(0.04)	1.51	2.88	1.48	0.89
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.28)	(0.20)	(0.20)	(0.22)	(0.15)
Total Distributions Paid	(0.14)	(0.28)	(0.20)	(0.20)	(0.22)	(0.15)
Net Asset Value, End of Period	$15.72	$15.10	$15.42	$14.11	$11.43	$10.17
Total Return(1)	5.07%	(0.22)%	10.81%	25.31%	14.76%	9.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$134,063	$144,226	$169,711	$25,553	$12,564	$13,520
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.52%	0.59%	0.62%	0.62%	0.62%	0.60%
Expenses, before reimbursements and credits	0.62%	0.59%	0.83%	1.47%	1.98%	1.72%
Net investment income, net of reimbursements and credits(3)	1.91%	1.82%	1.57%	1.69%	2.05%	1.64%
Net investment income, before reimbursements and credits	1.81%	1.82%	1.36%	0.84%	0.69%	0.52%
Portfolio Turnover Rate	33.29%	56.10%	41.81%	95.11%	85.90%	91.87%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and fiscal years ended March 31, 2016, and less than $1,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$20.99	$22.28	$20.07	$16.74	$15.34	$14.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.18	0.20	0.19	0.19	0.13
Net realized and unrealized gains (losses)	1.06	(0.81)	2.21	3.33	1.40	0.98
Total from Investment Operations	1.15	(0.63)	2.41	3.52	1.59	1.11
LESS DISTRIBUTIONS PAID:
From net investment income	(0.09)	(0.18)	(0.20)	(0.19)	(0.19)	(0.12)
From net realized gains	–	(0.48)	–	– (1)	–	–
Total Distributions Paid	(0.09)	(0.66)	(0.20)	(0.19)	(0.19)	(0.12)
Net Asset Value, End of Period	$22.05	$20.99	$22.28	$20.07	$16.74	$15.34
Total Return(2)	5.48%	(2.85)%	12.02%	21.17%	10.49%	7.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$122,057	$124,384	$145,459	$146,840	$149,141	$141,286
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.86%	0.86%	0.86%	0.85%	0.85%	0.96%
Expenses, before reimbursements and credits	1.01%	0.98%	1.02%	1.13%	1.19%	1.22%
Net investment income, net of reimbursements and credits(4)	0.84%	0.84%	0.90%	1.02%	1.24%	0.91%
Net investment income, before reimbursements and credits	0.69%	0.72%	0.74%	0.74%	0.90%	0.65%
Portfolio Turnover Rate	16.98%	27.54%	20.17%	32.52%	68.24%	63.65%

(1)	Per share amounts were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and fiscal years ended March 31, 2016 and less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2015 and 2014, respectively, and approximately $3,000 and $1,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$12.95	$13.99	$13.00	$10.84	$9.88	$10.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.22	0.23	0.38	0.25	0.19
Net realized and unrealized gains (losses)	0.76	(1.04)	1.12	2.03	0.99	(0.37)
Total from Investment Operations	0.89	(0.82)	1.35	2.41	1.24	(0.18)
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.22)	(0.36)	(0.25)	(0.28)	(0.14)
Total Distributions Paid	–	(0.22)	(0.36)	(0.25)	(0.28)	(0.14)
Net Asset Value, End of Period	$13.84	$12.95	$13.99	$13.00	$10.84	$9.88
Total Return(1)	6.87%	(5.87)%	10.39%	22.30%	12.82%	(1.50)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$92,159	$89,048	$104,545	$108,899	$107,774	$126,809
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.69%	0.87%	0.86%	0.85%	0.85%	1.05%
Expenses, before reimbursements and credits	1.12%	1.09%	1.18%	1.32%	1.35%	1.27%
Net investment income, net of reimbursements and credits(3)	1.91%	1.58%	1.47%	2.87%	2.18%	1.66%
Net investment income, before reimbursements and credits	1.48%	1.36%	1.15%	2.40%	1.68%	1.44%
Portfolio Turnover Rate	27.59%	60.22%	125.47%	23.90%	22.91%	49.82%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $1,000, $3,000, $3,000, and $2,000 which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$19.56	$22.26	$21.19	$18.39	$15.87	$15.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.11	0.12	0.10	0.17	0.06
Net realized and unrealized gains (losses)	2.18	(2.15)	2.00	4.41	2.59	0.05
Total from Investment Operations	2.24	(2.04)	2.12	4.51	2.76	0.11
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.12)	(0.11)	(0.07)	(0.21)	(0.04)
From net realized gains	–	(0.54)	(0.94)	(1.64)	(0.03)	–
Total Distributions Paid	–	(0.66)	(1.05)	(1.71)	(0.24)	(0.04)
Net Asset Value, End of Period	$21.80	$19.56	$22.26	$21.19	$18.39	$15.87
Total Return(1)	11.45%	(9.18)%	10.33%	24.95%	17.57%	0.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$492,035	$313,983	$279,689	$189,239	$212,559	$196,260
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.69%	0.75%	0.75%	0.75%	0.75%	0.93%
Expenses, before reimbursements and credits	0.89%	0.92%	0.96%	1.22%	1.23%	1.20%
Net investment income, net of reimbursements and credits(3)	0.80%	0.59%	0.67%	0.46%	1.03%	0.41%
Net investment income (loss), before reimbursements and credits	0.60%	0.42%	0.46%	(0.01)%	0.55%	0.14%
Portfolio Turnover Rate	6.91%	14.31%	12.84%	6.24%	12.23%	12.33%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $11,000, $12,000, $2,000, $4,000, $9,000 and $6,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2016 and less than 0.005 for the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$19.81	$21.61	$21.13	$18.43	$16.57	$16.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.24	0.20	0.17	0.24	0.14
Net realized and unrealized gains (losses)	1.80	(1.17)	1.40	4.09	2.26	0.35
Total from Investment Operations	1.92	(0.93)	1.60	4.26	2.50	0.49
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.23)	(0.19)	(0.16)	(0.23)	(0.10)
From net realized gains	–	(0.64)	(0.93)	(1.40)	(0.41)	(0.02)
Total Distributions Paid	–	(0.87)	(1.12)	(1.56)	(0.64)	(0.12)
Net Asset Value, End of Period	$21.73	$19.81	$21.61	$21.13	$18.43	$16.57
Total Return(1)	9.64%	(4.22)%	7.80%	23.48%	15.60%	3.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,179,076	$2,914,311	$3,007,717	$2,641,432	$2,076,853	$1,779,025
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.21%	1.23%	1.26%	1.40%	1.36%	1.37%
Net investment income, net of reimbursements and credits(3)	1.13%	1.13%	0.97%	0.85%	1.45%	0.89%
Net investment income, before reimbursements and credits	0.92%	0.90%	0.71%	0.45%	1.09%	0.52%
Portfolio Turnover Rate	4.32%	25.31%	16.22%	20.70%	26.09%	20.67%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $110,000, $91,000, $25,000, $72,000, $81,000 and $44,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2016 and less than 0.005 for the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

TECHNOLOGY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$19.53	$23.72	$20.53	$17.06	$17.11	$15.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.08)	(0.11)	(0.09)	(0.12)	(0.12)	(0.11)
Net realized and unrealized gains (losses)	2.71	(1.31)	3.28	3.59	0.07	1.60
Total from Investment Operations	2.63	(1.42)	3.19	3.47	(0.05)	1.49
LESS DISTRIBUTIONS PAID:
From net realized gains	–	(2.77)	–	–	–	–
Total Distributions Paid	–	(2.77)	–	–	–	–
Net Asset Value, End of Period	$22.16	$19.53	$23.72	$20.53	$17.06	$17.11
Total Return(1)	13.47%	(6.58)%	15.54%	20.34%	(0.29)%	9.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$76,214	$72,145	$84,140	$81,693	$79,554	$102,200
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.27%	1.26%	1.26%	1.25%	1.25%	1.25%
Expenses, before reimbursements and credits	1.41%	1.37%	1.43%	1.52%	1.53%	1.47%
Net investment loss, net of reimbursements and credits(3)	(0.68)%	(0.52)%	(0.37)%	(0.59)%	(0.61)%	(0.76)%
Net investment loss, before reimbursements and credits	(0.82)%	(0.63)%	(0.54)%	(0.86)%	(0.89)%	(0.98)%
Portfolio Turnover Rate	18.53%	54.37%	40.39%	35.24%	42.66%	57.57%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment loss ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal year ended March 31, 2016, less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015 and approximately $1,000, $2,000 and $1,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2014, 2013, and 2012, respectively. Absent the additional reimbursements, reimbursements would have been decreased and net expenses and net investment loss would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2%

Aerospace & Defense – 5.5%

Boeing (The) Co.	60,093	$7,917

Lockheed Martin Corp.	20,643	4,948
		12,865

Asset Management – 0.6%

BlackRock, Inc.	3,874	1,404

Banking – 6.9%

Bank of Hawaii Corp.	23,833	1,731

JPMorgan Chase & Co.	89,042	5,929

Wells Fargo & Co.	195,274	8,647
		16,307

Biotechnology & Pharmaceuticals – 10.0%

AbbVie, Inc.	28,546	1,800

Gilead Sciences, Inc.	68,790	5,443

Merck & Co., Inc.	115,295	7,196

Pfizer, Inc.	270,324	9,156
		23,595

Chemicals – 1.6%

Dow Chemical (The) Co.	42,470	2,201

LyondellBasell Industries N.V., Class A	20,558	1,658
		3,859

Commercial Services – 1.0%

H&R Block, Inc.	103,657	2,400

Consumer Products – 9.8%

Altria Group, Inc.	127,253	8,046

Clorox (The) Co.	29,809	3,731

Dr. Pepper Snapple Group, Inc.	48,478	4,427

General Mills, Inc.	29,107	1,859

Philip Morris International, Inc.	51,519	5,009
		23,072

Electrical Equipment – 0.9%

General Electric Co.	75,603	2,239

Gaming, Lodging & Restaurants – 2.3%

Darden Restaurants, Inc.	59,087	3,623

McDonald’s Corp.	15,373	1,774
		5,397

Hardware – 2.2%

Apple, Inc.	24,688	2,791

HP, Inc.	148,093	2,300
		5,091

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Health Care Facilities & Services – 1.1%

Cardinal Health, Inc.	34,638	$2,691

Insurance – 3.6%

Aflac, Inc.	44,049	3,166

Allstate (The) Corp.	31,085	2,151

Cincinnati Financial Corp.	41,572	3,135
		8,452

Medical Equipment & Devices – 0.9%

Baxter International, Inc.	42,812	2,038

Oil, Gas & Coal – 5.8%

Chevron Corp.	46,147	4,749

Exxon Mobil Corp.	30,684	2,678

Helmerich & Payne, Inc.	36,295	2,443

HollyFrontier Corp.	53,710	1,316

Valero Energy Corp.	44,369	2,352
		13,538

Real Estate Investment Trusts – 5.5%

Care Capital Properties, Inc.	43,758	1,247

Digital Realty Trust, Inc.	40,363	3,920

Hospitality Properties Trust	107,295	3,189

Host Hotels & Resorts, Inc.	51,580	803

National Retail Properties, Inc.	73,018	3,713
		12,872

Recreational Facilities & Services – 1.8%

Regal Entertainment Group, Class A	62,382	1,357

Six Flags Entertainment Corp.	51,883	2,781
		4,138

Retail – Consumer Staples – 2.9%

Target Corp.	72,523	4,981

Wal-Mart Stores, Inc.	24,065	1,735
		6,716

Retail – Discretionary – 4.9%

GameStop Corp., Class A	38,775	1,070

Home Depot (The), Inc.	71,707	9,227

Macy’s, Inc.	32,018	1,186
		11,483

Semiconductors – 7.6%

KLA-Tencor Corp.	28,186	1,965

Linear Technology Corp.	36,947	2,190

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Semiconductors – 7.6% – continued

QUALCOMM, Inc.	37,424	$2,563

Texas Instruments, Inc.	136,045	9,548

Xilinx, Inc.	28,351	1,541
		17,807

Software – 2.1%

Activision Blizzard, Inc.	110,963	4,916

Specialty Finance – 0.9%

American Express Co.	32,353	2,072

Technology Services – 6.2%

Accenture PLC, Class A	82,294	10,054

Dell Technologies, Inc. – VMware, Inc., Class V *	18,741	896

Leidos Holdings, Inc.	10,365	448

Paychex, Inc.	55,015	3,184
		14,582

Telecom – 3.6%

CenturyLink, Inc.	62,101	1,704

Verizon Communications, Inc.	132,438	6,884
		8,588

Transportation & Logistics – 3.7%

United Parcel Service, Inc., Class B	79,805	8,727

Utilities – 5.8%

Consolidated Edison, Inc.	82,969	6,247

DTE Energy Co.	14,238	1,334

Entergy Corp.	33,771	2,591

Vectren Corp.	68,896	3,459
		13,631
Total Common Stocks
(Cost $196,332)		228,480

INVESTMENT COMPANIES – 2.8%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(1)(2)	6,469,975	6,470
Total Investment Companies
(Cost $6,470)		6,470

Total Investments – 100.0%
(Cost $202,802)		234,950

Other Assets less Liabilities – 0.0%		102
NET ASSETS – 100.0%		$235,052

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of September 30, 2016 is disclosed.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	10.9
Energy	5.9
Financials	12.4
Health Care	12.4
Industrials	10.4
Information Technology	18.5
Materials	1.7
Real Estate	5.6
Telecommunication Services	3.8
Utilities	6.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$228,480	$–	$–	$228,480
Investment Companies	6,470	–	–	6,470
Total Investments	$234,950	$–	$–	$234,950

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% (1)

Australia – 2.7%

Australia & New Zealand Banking Group Ltd.	89,913	$1,909

BHP Billiton Ltd.	67,271	1,164

Woodside Petroleum Ltd.	53,059	1,166
		4,239

Belgium – 2.9%

Anheuser-Busch InBev S.A./N.V.	34,752	4,562

Brazil – 4.2%

Embraer S.A. ADR *	146,642	2,531

Petroleo Brasileiro S.A. ADR *	258,413	2,411

Vale S.A. ADR	289,617	1,593
		6,535

China – 5.4%

Baidu, Inc. ADR *	26,753	4,871

Bank of China Ltd., Class H	7,713,254	3,557
		8,428

Denmark – 1.3%

Novo Nordisk A/S, Class B	48,596	2,025

France – 7.8%

Casino Guichard Perrachon S.A.	21,745	1,056

Danone S.A.	35,783	2,654

Engie S.A.	102,124	1,582

LVMH Moet Hennessy Louis Vuitton S.E.	17,472	2,979

Societe Generale S.A.	66,232	2,286

TOTAL S.A.	31,593	1,497
		12,054

Germany – 13.4%

Bayer A.G. (Registered)	20,552	2,064

Deutsche Bank A.G. (Registered) *	61,398	799

GEA Group A.G.	66,092	3,666

Infineon Technologies A.G.	270,264	4,822

Rheinmetall A.G.	24,596	1,712

SAP S.E.	45,795	4,167

Siemens A.G. (Registered)	30,122	3,526
		20,756

Hong Kong – 3.4%

AIA Group Ltd.	308,482	2,067

Wynn Macau Ltd. *	1,907,255	3,187
		5,254

India – 1.7%

ICICI Bank Ltd. ADR	341,122	2,548

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% (1) – continued

Japan – 10.8%

Kawasaki Heavy Industries Ltd.	610,450	$1,891

KDDI Corp.	101,375	3,120

Kubota Corp.	160,450	2,425

Mitsubishi UFJ Financial Group, Inc.	642,763	3,241

Sony Corp.	83,400	2,725

Tokio Marine Holdings, Inc.	86,025	3,297
		16,699

Mexico – 1.7%

Alfa S.A.B. de C.V., Series A	1,680,241	2,617

Netherlands – 3.5%

ASML Holding N.V.	31,423	3,446

Royal Dutch Shell PLC, Class A	3,209	80

Royal Dutch Shell PLC, Class B	75,322	1,954
		5,480

Singapore – 1.5%

DBS Group Holdings Ltd.	198,056	2,248

South Korea – 3.6%

Samsung Electronics Co. Ltd.	3,832	5,585

Spain – 2.6%

Banco Bilbao Vizcaya Argentaria S.A.	174,240	1,053

Banco Santander S.A.	299,754	1,326

Iberdrola S.A.	253,256	1,720
		4,099

Switzerland – 9.1%

Credit Suisse Group A.G. (Registered) *	110,928	1,451

Givaudan S.A. (Registered)	2,001	4,070

Novartis A.G. (Registered)	52,532	4,131

Roche Holding A.G. (Genusschein)	18,122	4,489
		14,141

United Kingdom – 12.9%

Barclays PLC	955,576	2,084

BP PLC	412,341	2,402

Diageo PLC	135,366	3,881

GlaxoSmithKline PLC	110,887	2,363

Prudential PLC	154,941	2,750

Standard Chartered PLC *	210,329	1,713

Vodafone Group PLC	439,323	1,260

WPP PLC	148,895	3,504
		19,957

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% (1) – continued

United States – 3.8%

Halliburton Co.	75,422	$3,385

Schlumberger Ltd.	31,781	2,499
		5,884
Total Common Stocks
(Cost $125,517)		143,111

PREFERRED STOCKS – 5.0% (1)

Brazil – 3.8%

Itau Unibanco Holding S.A. ADR	541,658	5,926

Germany – 1.2%

Volkswagen A.G.	13,957	1,834
Total Preferred Stocks
(Cost $8,344)		7,760

INVESTMENT COMPANIES – 1.1%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(2)(3)	1,707,987	1,708
Total Investment Companies
(Cost $1,708)		1,708

Total Investments – 98.4%
(Cost $135,569)		152,579

Other Assets less Liabilities – 1.6%		2,542
NET ASSETS – 100.0%		$155,121

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of September 30, 2016 is disclosed.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.4%
Consumer Staples	8.1
Energy	10.2
Financials	25.3
Health Care	10.0
Industrials	12.2
Information Technology	15.2
Materials	4.5
Telecommunication Services	2.9
Utilities	2.2

Total	100.0%

At September 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.0%
United States Dollar	17.1
British Pound	14.6
Japanese Yen	11.0
Swiss Franc	9.4
Hong Kong Dollar	5.8
All other currencies less than 5%	11.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on September 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$6,535	$–	$–	$6,535
China	4,871	3,557	–	8,428
France	1,582	10,472	–	12,054
India	2,548	–	–	2,548
Mexico	2,617	–	–	2,617
Spain	1,053	3,046	–	4,099
Switzerland	5,582	8,559	–	14,141
United Kingdom	1,713	18,244	–	19,957
United States	5,884	–	–	5,884
All Other Countries (1)	–	66,848	–	66,848
Total Common Stocks	32,385	110,726	–	143,111
Preferred Stocks
Brazil	5,926	–	–	5,926
Germany	–	1,834	–	1,834
Total Preferred Stocks	5,926	1,834	–	7,760
Investment Companies	1,708	–	–	1,708
Total Investments	$40,019	$112,560	$–	$152,579

(1)	Classification as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Values (000s)	Reason
Common Stocks
France	$1,582	Valuations at official close price
Spain	1,053	Valuations at official close price
Switzerland	5,582	Valuations at official close price
United Kingdom	1,713	Valuations at official close price
Total	$9,930

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9%

Aerospace & Defense – 1.8%

Boeing (The) Co.	10,537	$1,388

General Dynamics Corp.	1,242	193

L-3 Communications Holdings, Inc.	5,936	895
		2,476

Apparel & Textile Products – 0.6%

Michael Kors Holdings Ltd. *	17,259	808

Asset Management – 1.3%

Franklin Resources, Inc.	23,671	842

Leucadia National Corp.	44,811	853
		1,695

Banking – 5.0%

Bank of America Corp.	16,882	264

Citigroup, Inc.	38,988	1,841

Fifth Third Bancorp	47,443	971

JPMorgan Chase & Co.	25,796	1,718

PNC Financial Services Group (The), Inc.	8,165	735

Regions Financial Corp.	50,822	502

Wells Fargo & Co.	16,097	713
		6,744

Biotechnology & Pharmaceuticals – 8.2%

AbbVie, Inc.	4,317	272

Amgen, Inc.	10,250	1,710

Gilead Sciences, Inc.	19,479	1,541

Johnson & Johnson	26,487	3,129

Merck & Co., Inc.	33,048	2,062

Pfizer, Inc.	67,282	2,279
		10,993

Chemicals – 2.5%

Avery Dennison Corp.	11,655	906

Dow Chemical (The) Co.	23,185	1,202

LyondellBasell Industries N.V., Class A	12,461	1,005

PPG Industries, Inc.	2,754	285
		3,398

Commercial Services – 1.2%

H&R Block, Inc.	34,344	795

Robert Half International, Inc.	22,241	842
		1,637

Consumer Products – 8.1%

Altria Group, Inc.	26,664	1,686

Campbell Soup Co.	14,554	796

Clorox (The) Co.	7,369	922

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Consumer Products – 8.1% – continued

Coca-Cola (The) Co.	9,238	$391

Dr. Pepper Snapple Group, Inc.	8,631	788

General Mills, Inc.	7,518	480

JM Smucker (The) Co.	6,124	830

Kimberly-Clark Corp.	7,020	886

PepsiCo, Inc.	18,082	1,967

Philip Morris International, Inc.	2,708	263

Procter & Gamble (The) Co.	9,001	808

Tyson Foods, Inc., Class A	13,600	1,016
		10,833

Containers & Packaging – 0.5%

3M Co.	3,929	692

Distributors – Consumer Staples – 0.7%

Sysco Corp.	20,059	983

Electrical Equipment – 2.4%

Emerson Electric Co.	19,753	1,077

General Electric Co.	39,252	1,162

Ingersoll-Rand PLC	13,675	929
		3,168

Engineering & Construction Services – 0.9%

Jacobs Engineering Group, Inc. *	5,526	286

Quanta Services, Inc. *	32,539	911
		1,197

Gaming, Lodging & Restaurants – 1.5%

Darden Restaurants, Inc.	13,637	836

Marriott International, Inc., Class A	5,490	370

McDonald’s Corp.	7,119	821
		2,027

Hardware – 5.7%

Apple, Inc.	37,556	4,246

Cisco Systems, Inc.	62,871	1,994

HP, Inc.	39,796	618

Pitney Bowes, Inc.	44,479	808
		7,666

Health Care Facilities & Services – 2.8%

Cardinal Health, Inc.	4,712	366

Express Scripts Holding Co. *	15,537	1,096

McKesson Corp.	5,686	948

UnitedHealth Group, Inc.	10,019	1,403
		3,813

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Institutional Financial Services – 1.3%

Bank of New York Mellon (The) Corp.	17,590	$701

Goldman Sachs Group (The), Inc.	2,412	389

State Street Corp.	9,129	636
		1,726

Insurance – 4.1%

Aflac, Inc.	12,438	894

American International Group, Inc.	22,265	1,321

Berkshire Hathaway, Inc., Class B *	10,189	1,472

Loews Corp.	21,515	885

Unum Group	26,644	941
		5,513

Iron & Steel – 0.7%

Nucor Corp.	19,044	942

Machinery – 0.8%

Illinois Tool Works, Inc.	8,654	1,037

Media – 5.8%

Alphabet, Inc., Class A *	3,096	2,489

Comcast Corp., Class A	4,396	292

Facebook, Inc., Class A *	9,397	1,205

Omnicom Group, Inc.	11,612	987

Scripps Networks Interactive, Inc., Class A	13,202	838

TEGNA, Inc.	34,484	754

VeriSign, Inc. *	2,339	183

Viacom, Inc., Class B	21,198	808

Walt Disney (The) Co.	2,283	212
		7,768

Medical Equipment & Devices – 3.5%

Baxter International, Inc.	20,459	974

Becton Dickinson and Co.	6,121	1,100

C.R. Bard, Inc.	4,413	990

Edwards Lifesciences Corp. *	154	18

Medtronic PLC	161	14

Varian Medical Systems, Inc. *	9,775	973

Waters Corp. *	3,567	565
		4,634

Oil, Gas & Coal – 6.5%

Chevron Corp.	5,398	556

Diamond Offshore Drilling, Inc.	39,975	704

Exxon Mobil Corp.	38,947	3,399

FMC Technologies, Inc. *	4,575	136

Helmerich & Payne, Inc.	13,457	906

Marathon Petroleum Corp.	12,997	527

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Oil, Gas & Coal – 6.5% – continued

ONEOK, Inc.	12,791	$657

Schlumberger Ltd.	50	4

Tesoro Corp.	11,235	894

Valero Energy Corp.	17,976	953
		8,736

Passenger Transportation – 1.3%

Alaska Air Group, Inc.	12,509	824

Southwest Airlines Co.	23,199	902
		1,726

Real Estate Investment Trusts – 2.8%

Host Hotels & Resorts, Inc.	49,299	768

Kimco Realty Corp.	29,997	869

Macerich (The) Co.	10,651	861

SL Green Realty Corp.	7,466	807

Ventas, Inc.	7,211	509
		3,814

Retail – Consumer Staples – 2.0%

Target Corp.	14,745	1,013

Wal-Mart Stores, Inc.	22,467	1,620
		2,633

Retail – Discretionary – 6.5%

Amazon.com, Inc. *	2,635	2,206

Bed Bath & Beyond, Inc.	18,519	798

Best Buy Co., Inc.	26,832	1,024

eBay, Inc. *	35,101	1,155

Gap (The), Inc.	33,385	743

Genuine Parts Co.	9,360	940

Home Depot (The), Inc.	2,913	375

Lowe’s Cos., Inc.	557	40

Nordstrom, Inc.	9,363	486

Urban Outfitters, Inc. *	25,509	881
		8,648

Semiconductors – 4.0%

Intel Corp.	57,521	2,171

Lam Research Corp.	10,317	977

QUALCOMM, Inc.	13,307	912

Texas Instruments, Inc.	18,529	1,300
		5,360

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Software – 3.7%

CA, Inc.	27,038	$895

Microsoft Corp.	48,494	2,793

Oracle Corp.	31,625	1,242
		4,930

Specialty Finance – 2.0%

Discover Financial Services	10,860	614

Navient Corp.	63,611	921

Visa, Inc., Class A	2,891	239

Western Union (The) Co.	44,383	924
		2,698

Technology Services – 3.4%

Accenture PLC, Class A	11,642	1,422

International Business Machines Corp.	11,534	1,832

Teradata Corp. *	26,341	817

Xerox Corp.	50,309	510
		4,581

Telecom – 2.6%

AT&T, Inc.	27,790	1,129

CenturyLink, Inc.	31,017	851

Verizon Communications, Inc.	28,942	1,504
		3,484

Transportation & Logistics – 0.7%

C.H. Robinson Worldwide, Inc.	12,452	877

Norfolk Southern Corp.	882	86
		963

Transportation Equipment – 0.7%

Cummins, Inc.	7,417	950

Utilities – 3.3%

AES Corp.	71,242	915

Edison International	13,197	954

Entergy Corp.	11,015	845

FirstEnergy Corp.	25,931	858

NRG Energy, Inc.	18,466	207

Public Service Enterprise Group, Inc.	13,955	584
		4,363
Total Common Stocks
(Cost $125,207)		132,636

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.1%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(1)(2)	134,831	$135
Total Investment Companies
(Cost $135)		135

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.46%, 3/2/17 (3)(4)	$190	$190
Total Short Term Investments
(Cost $190)		190

Total Investments – 99.2%
(Cost $125,532)		132,961

Other Assets less Liabilities – 0.8%		1,102
NET ASSETS – 100.0%		$134,063

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of September 30, 2016 is disclosed.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages	shown are based on Net Assets.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-mini S&P 500	12	$1,296	Long	12/16	$9

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.1%
Consumer Staples	10.1
Energy	6.6
Financials	13.0
Health Care	14.7
Industrials	10.4
Information Technology	21.0
Materials	3.3
Real Estate	2.9
Telecommunication Services	2.6
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$132,636	$–	$–	$132,636
Investment Companies	135	–	–	135
Short-Term Investments	–	190	–	190
Total Investments	$132,771	$190	$–	$132,961

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9	–	–	$9

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.7%

Apparel & Textile Products – 1.5%

NIKE, Inc., Class B	34,642	$1,824

Asset Management – 1.2%

Charles Schwab (The) Corp.	45,958	1,451

Automotive – 1.0%

General Motors Co.	39,390	1,252

Banking – 9.2%

Citigroup, Inc.	48,183	2,276

JPMorgan Chase & Co.	72,055	4,798

Wells Fargo & Co.	93,754	4,151
		11,225

Biotechnology & Pharmaceuticals – 11.4%

Allergan PLC *	17,082	3,934

Biogen, Inc. *	8,965	2,806

Celgene Corp. *	22,191	2,320

Gilead Sciences, Inc.	27,002	2,136

Shire PLC ADR	14,106	2,735
		13,931

Consumer Products – 4.8%

Coca-Cola (The) Co.	51,274	2,170

Mondelez International, Inc., Class A	45,668	2,005

Procter & Gamble (The) Co.	19,004	1,705
		5,880

Electrical Equipment – 4.3%

Fortive Corp.	9,164	467

General Electric Co.	119,033	3,526

Honeywell International, Inc.	10,725	1,250
		5,243

Gaming, Lodging & Restaurants – 5.4%

McDonald’s Corp.	11,266	1,300

Starbucks Corp.	43,101	2,334

Wynn Resorts Ltd.	12,461	1,214

Yum! Brands, Inc.	19,341	1,756
		6,604

Hardware – 4.3%

Apple, Inc.	46,033	5,204

Health Care Facilities & Services – 3.1%

Community Health Systems, Inc. *	86,101	994

Express Scripts Holding Co. *	39,555	2,790
		3,784

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.7% – continued

Home & Office Products – 1.5%

Masco Corp.	54,890	$1,883

Institutional Financial Services – 2.6%

Intercontinental Exchange, Inc.	11,836	3,188

Insurance – 3.0%

Allstate (The) Corp.	27,580	1,908

American International Group, Inc.	29,768	1,766
		3,674

Iron & Steel – 1.5%

Nucor Corp.	36,441	1,802

Media – 9.7%

Alphabet, Inc., Class A *	1,753	1,410

Alphabet, Inc., Class C *	6,006	4,668

Twenty-First Century Fox, Inc., Class A	100,475	2,433

Twitter, Inc. *	48,883	1,127

Walt Disney (The) Co.	23,721	2,203
		11,841

Medical Equipment & Devices – 4.2%

Baxter International, Inc.	44,241	2,106

Zimmer Biomet Holdings, Inc.	23,061	2,998
		5,104

Oil, Gas & Coal – 7.1%

BP PLC ADR	53,410	1,878

EOG Resources, Inc.	16,167	1,563

Exxon Mobil Corp.	39,500	3,448

Schlumberger Ltd.	22,710	1,786
		8,675

Real Estate Investment Trusts – 1.9%

American Tower Corp.	19,989	2,265

Retail – Consumer Staples – 3.0%

CVS Health Corp.	41,177	3,664

Retail – Discretionary – 3.9%

Dick’s Sporting Goods, Inc.	44,971	2,551

Kohl’s Corp.	51,339	2,246
		4,797

Semiconductors – 5.2%

NXP Semiconductors N.V. *	30,001	3,060

QUALCOMM, Inc.	47,021	3,221
		6,281

Software – 7.3%

Activision Blizzard, Inc.	45,404	2,011

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.7% – continued

Software – 7.3% – continued

Oracle Corp.	38,344	$1,506

Rackspace Hosting, Inc. *	27,823	882

Red Hat, Inc. *	27,302	2,207

salesforce.com, Inc. *	32,270	2,302
		8,908

Specialty Finance – 1.8%

Alliance Data Systems Corp. *	10,273	2,204

Utilities – 0.8%

Duke Energy Corp.	11,947	956
Total Common Stocks
(Cost $90,498)		121,640

INVESTMENT COMPANIES – 0.4%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(1)(2)	553,700	554
Total Investment Companies
(Cost $554)		554

Total Investments – 100.1%
(Cost $91,052)		122,194

Liabilities less Other Assets – (0.1%)		(137)
NET ASSETS – 100.0%		$122,057

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of September 30, 2016 is disclosed.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.7%
Consumer Staples	7.8
Energy	7.1
Financials	16.1
Health Care	18.8
Industrials	5.8
Information Technology	24.5
Materials	1.5
Real Estate	1.9
Utilities	0.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$121,640	$–	$–	$121,640
Investment Companies	554	–	–	554
Total Investments	$122,194	$–	$–	$122,194

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1%

Aerospace & Defense – 1.0%

General Dynamics Corp.	639	$99

Spirit AeroSystems Holdings, Inc., Class A *	4,743	211

United Technologies Corp.	5,935	603
		913

Automotive – 0.2%

Lear Corp.	1,270	154

Banking – 8.5%

Bank of America Corp.	94,371	1,477

Citigroup, Inc.	55,363	2,615

Fifth Third Bancorp	3,228	66

JPMorgan Chase & Co.	24,810	1,652

PNC Financial Services Group (The), Inc.	3,639	328

US Bancorp	7,661	328

Wells Fargo & Co.	30,418	1,347
		7,813

Biotechnology & Pharmaceuticals – 8.5%

Amgen, Inc.	2,729	455

Johnson & Johnson	17,734	2,095

Merck & Co., Inc.	37,176	2,320

Pfizer, Inc.	88,077	2,983
		7,853

Chemicals – 0.9%

Cabot Corp.	14,205	744

Dow Chemical (The) Co.	1,155	60
		804

Construction Materials – 0.9%

MDU Resources Group, Inc.	31,027	789

Consumer Products – 3.7%

Archer-Daniels-Midland Co.	12,543	529

Flowers Foods, Inc.	23,125	350

JM Smucker (The) Co.	5,485	743

Nu Skin Enterprises Inc., Class A	2,749	178

Procter & Gamble (The) Co.	18,004	1,616
		3,416

Containers & Packaging – 0.8%

Sonoco Products Co.	14,205	750

Design, Manufacturing & Distribution – 1.6%

Arrow Electronics, Inc. *	11,161	714

Avnet, Inc.	16,251	667

Jabil Circuit, Inc.	5,665	124
		1,505

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Distributors – Consumer Staples – 0.3%

Bunge Ltd.	4,813	$285

Electrical Equipment – 2.5%

Eaton Corp. PLC	2,686	176

Emerson Electric Co.	3,000	164

General Electric Co.	64,785	1,919
		2,259

Engineering & Construction Services – 1.5%

Jacobs Engineering Group, Inc. *	13,751	711

Quanta Services, Inc. *	24,716	692
		1,403

Forest & Paper Products – 0.0%

Domtar Corp.	410	15

Gaming, Lodging & Restaurants – 0.7%

Darden Restaurants, Inc.	10,814	663

Hardware – 3.0%

Apple, Inc.	3,176	359

Cisco Systems, Inc.	28,849	915

Corning, Inc.	5,319	126

Lexmark International, Inc., Class A	8,693	347

NetApp, Inc.	4,705	169

Western Digital Corp.	15,182	888
		2,804

Health Care Facilities & Services – 2.5%

Anthem, Inc.	2,492	312

Cardinal Health, Inc.	7,993	621

Cigna Corp.	781	102

Humana, Inc.	3,067	543

Quest Diagnostics, Inc.	153	13

UnitedHealth Group, Inc.	4,859	680
		2,271

Home & Office Products – 0.2%

Stanley Black & Decker, Inc.	1,169	144

Industrial Services – 0.6%

MSC Industrial Direct Co., Inc., Class A	5,234	384

WESCO International, Inc. *	2,709	167
		551

Institutional Financial Services – 2.9%

Bank of New York Mellon (The) Corp.	6,918	276

Goldman Sachs Group (The), Inc.	10,440	1,684

State Street Corp.	10,055	700
		2,660

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Insurance – 8.8%

Allstate (The) Corp.	16,318	$1,129

American International Group, Inc.	21,397	1,270

Aspen Insurance Holdings Ltd.	450	21

Assured Guaranty Ltd.	26,346	731

Axis Capital Holdings Ltd.	12,596	684

Berkshire Hathaway, Inc., Class B *	13,421	1,939

Everest Re Group Ltd.	3,722	707

Hartford Financial Services Group (The), Inc.	1,958	84

Lincoln National Corp.	2,243	105

RenaissanceRe Holdings Ltd.	6,253	751

Validus Holdings Ltd.	695	35

Voya Financial, Inc.	22,657	653
		8,109

Iron & Steel – 1.2%

Nucor Corp.	7,843	388

Reliance Steel & Aluminum Co.	9,865	710
		1,098

Machinery – 0.5%

AGCO Corp.	768	38

Parker-Hannifin Corp.	3,019	379
		417

Manufactured Goods – 0.9%

Timken (The) Co.	4,319	152

Valmont Industries, Inc.	5,316	715
		867

Media – 1.2%

Twenty-First Century Fox, Inc., Class A	30,684	743

Viacom, Inc., Class B	9,068	346
		1,089

Medical Equipment & Devices – 1.3%

Abbott Laboratories	12,005	508

Baxter International, Inc.	1,969	94

Medtronic PLC	6,958	601
		1,203

Oil, Gas & Coal – 12.3%

Baker Hughes, Inc.	19,107	964

Chevron Corp.	22,280	2,293

ConocoPhillips	42,524	1,848

CONSOL Energy, Inc.	28,709	551

Diamond Offshore Drilling, Inc.	1,686	30

Dril-Quip, Inc. *	12,111	675

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Oil, Gas & Coal – 12.3% – continued

Exxon Mobil Corp.	15,488	$1,352

Frank’s International N.V.	12,206	159

HollyFrontier Corp.	19,843	486

National Oilwell Varco, Inc.	22,436	824

Noble Corp. PLC	12,813	81

Patterson-UTI Energy, Inc.	475	11

Superior Energy Services, Inc.	11,542	207

Valero Energy Corp.	20,495	1,086

Weatherford International PLC *	17,592	99

World Fuel Services Corp.	13,852	641
		11,307

Passenger Transportation – 1.5%

Alaska Air Group, Inc.	1,445	95

Delta Air Lines, Inc.	13,305	524

Southwest Airlines Co.	18,755	729

United Continental Holdings, Inc. *	1,000	53
		1,401

Real Estate Investment Trusts – 5.7%

AvalonBay Communities, Inc.	675	120

Corrections Corp. of America	15,384	213

Highwoods Properties, Inc.	13,816	720

Host Hotels & Resorts, Inc.	44,587	694

Kimco Realty Corp.	26,578	769

Piedmont Office Realty Trust, Inc., Class A	33,607	732

Prologis, Inc.	11,689	626

Rayonier, Inc.	25,738	683

SL Green Realty Corp.	6,714	726
		5,283

Retail – Consumer Staples – 4.9%

Target Corp.	17,381	1,194

Walgreens Boots Alliance, Inc.	13,016	1,049

Wal-Mart Stores, Inc.	31,810	2,294
		4,537

Retail – Discretionary – 2.4%

Bed Bath & Beyond, Inc.	10,310	444

Best Buy Co., Inc.	19,501	745

Dillard’s, Inc., Class A	279	18

GameStop Corp., Class A	1,954	54

Kohl’s Corp.	11,372	497

Macy’s, Inc.	12,033	446

Staples, Inc.	2,768	24
		2,228

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Semiconductors – 2.8%

Intel Corp.	24,390	$921

QUALCOMM, Inc.	24,010	1,644
		2,565

Software – 1.3%

CA, Inc.	22,843	756

Oracle Corp.	12,101	475
		1,231

Specialty Finance – 1.7%

Capital One Financial Corp.	3,924	282

CIT Group, Inc.	20,963	761

Navient Corp.	36,603	530

Santander Consumer USA Holdings, Inc. *	1,849	22
		1,595

Technology Services – 3.4%

Computer Sciences Corp.	11,169	583

DST Systems, Inc.	5,750	678

Leidos Holdings, Inc.	200	9

Morningstar, Inc.	8,435	668

Teradata Corp. *	15,602	484

Xerox Corp.	70,353	713
		3,135

Telecom – 2.9%

AT&T, Inc.	45,601	1,852

CenturyLink, Inc.	28,404	779
		2,631

Transportation Equipment – 0.1%

Cummins, Inc.	653	84

Utilities – 5.9%

American Electric Power Co., Inc.	10,781	692

Calpine Corp. *	48,472	613

Consolidated Edison, Inc.	1,410	106

Duke Energy Corp.	14,366	1,150

Edison International	7,267	525

FirstEnergy Corp.	24,570	813

Great Plains Energy, Inc.	25,667	700

NRG Energy, Inc.	9,890	111

OGE Energy Corp.	24,057	761
		5,471
Total Common Stocks
(Cost $86,961)		91,303

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Real Estate Investment Trusts – 0.0%

Property Development Centers LLC (Contingent Value Rights) *	24,083	$1

Retail – Consumer Staples – 0.0%

Casa Ley (Contingent Value Rights) *	24,083	25
Total Rights
(Cost $26)		26

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(1)(2)	614,313	614
Total Investment Companies
(Cost $614)		614

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.46%, 3/2/17 (3)(4)	$150	$150
Total Short Term Investments
(Cost $150)		150

Total Investments – 99.9%
(Cost $87,751)		92,093

Other Assets less Liabilities – 0.1%		66
NET ASSETS – 100.0%		$92,159

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of September 30, 2016 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-mini S&P500	7	$756	Long	12/16	$13

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.8%
Consumer Staples	7.7
Energy	12.4
Financials	22.8
Health Care	12.4
Industrials	8.8
Information Technology	11.6
Materials	2.9
Real Estate	5.8
Telecommunication Services	2.9
Utilities	6.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$91,303	$–	$–	$91,303
Rights (1)	–	26	–	26
Investment Companies	614	–	–	614
Short-Term Investments	–	150	–	150
Total Investments	$91,917	$176	$–	$92,093

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$13	$–	$–	$13

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0%

Aerospace & Defense – 1.4%

AAR Corp.	9,421	$295

Aerojet Rocketdyne Holdings, Inc. *	14,102	248

Aerovironment, Inc. *	4,791	117

Astronics Corp. *	7,524	339

Astronics Corp., Class B *	1,151	52

Ducommun, Inc. *	3,231	74

Esterline Technologies Corp. *	8,240	627

HEICO Corp.	10,203	706

KLX, Inc. *	14,784	520

LMI Aerospace, Inc. *	1,747	12

Moog, Inc., Class A *	8,596	512

Sevcon, Inc. *	540	5

SIFCO Industries, Inc. *	452	5

Smith & Wesson Holding Corp. *	14,461	384

Sturm Ruger & Co., Inc.	5,039	291

TASER International, Inc. *	14,903	426

Teledyne Technologies, Inc. *	9,801	1,058

Triumph Group, Inc.	8,362	233

Woodward, Inc.	17,226	1,076
		6,980

Apparel & Textile Products – 0.8%

Albany International Corp., Class A	7,851	333

Cherokee, Inc. *	387	4

Columbia Sportswear Co.	7,788	442

Crocs, Inc. *	21,617	179

Culp, Inc.	4,181	124

Deckers Outdoor Corp. *	8,754	521

Delta Apparel, Inc. *	9,100	150

Iconix Brand Group, Inc. *	7,486	61

Movado Group, Inc.	3,662	79

Oxford Industries, Inc.	3,099	210

Perry Ellis International, Inc. *	2,718	52

Steven Madden Ltd. *	15,220	526

Superior Uniform Group, Inc.	8,000	158

Unifi, Inc. *	7,138	210

Weyco Group, Inc.	3,602	97

Wolverine World Wide, Inc.	27,780	640
		3,786

Asset Management – 0.8%

Altisource Asset Management Corp. *	3,466	64

Artisan Partners Asset Management, Inc., Class A	9,278	252

Ashford, Inc. *	192	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Asset Management – 0.8% – continued

Associated Capital Group, Inc., Class A	6,657	$236

Calamos Asset Management, Inc., Class A	2,074	14

Cohen & Steers, Inc.	6,284	269

Diamond Hill Investment Group, Inc.	1,099	203

Financial Engines, Inc.	12,647	376

GAMCO Investors, Inc., Class A	2,680	76

Janus Capital Group, Inc.	35,998	504

Kennedy-Wilson Holdings, Inc.	22,765	513

Manning & Napier, Inc.	13,459	96

NorthStar Asset Management Group, Inc.	17,696	229

Pzena Investment Management, Inc., Class A	4,472	35

Safeguard Scientifics, Inc. *	3,153	41

Siebert Financial Corp. *	919	1

StoneCastle Financial Corp.	3,879	72

Virtus Investment Partners, Inc.	2,506	245

Waddell & Reed Financial, Inc., Class A	20,698	376

Westwood Holdings Group, Inc.	2,623	139

WisdomTree Investments, Inc.	19,499	201
		3,951

Automotive – 1.0%

American Axle & Manufacturing Holdings, Inc. *	20,441	352

Cooper Tire & Rubber Co.	12,337	469

Cooper-Standard Holding, Inc. *	3,699	365

Dana, Inc.	39,118	610

Dorman Products, Inc. *	10,328	660

Gentherm, Inc. *	9,736	306

Horizon Global Corp. *	2,625	52

Metaldyne Performance Group, Inc.	7,239	115

Methode Electronics, Inc.	8,040	281

Miller Industries, Inc.	9,169	209

Modine Manufacturing Co. *	2,673	32

Motorcar Parts of America, Inc. *	6,527	188

Standard Motor Products, Inc.	7,598	363

Strattec Security Corp.	531	19

Superior Industries International, Inc.	5,180	151

Tenneco, Inc. *	15,561	907

Unique Fabricating, Inc.	300	3
		5,082

Banking – 10.1%

1st Source Corp.	6,068	217

Access National Corp.	7,046	168

American National Bankshares, Inc.	2,847	80

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.1% – continued

Ameris Bancorp *	6,206	$217

Ames National Corp.	2,706	75

Arrow Financial Corp.	8,289	272

Astoria Financial Corp.	11,005	161

Athens Bancshares Corp.	2,800	78

Banc of California, Inc.	6,816	119

BancFirst Corp.	3,899	283

Banco Latinoamericano de Comercio Exterior S.A.	8,934	252

Bancorp (The), Inc. *	1,492	10

BancorpSouth, Inc.	23,662	549

Bank Mutual Corp.	5,674	44

Bank of Hawaii Corp.	10,699	777

Bank of Marin Bancorp	4,181	208

Bank of South Carolina Corp.	110	2

Bank of the Ozarks, Inc.	19,143	735

BankFinancial Corp.	1,831	23

Bankwell Financial Group, Inc.	1,121	27

Banner Corp.	2,709	118

Bar Harbor Bankshares	3,063	112

BCB Bancorp, Inc.	508	6

Beneficial Bancorp, Inc.	20,215	297

Berkshire Bancorp, Inc.	121	1

Berkshire Hills Bancorp, Inc.	10,013	277

Blue Hills Bancorp, Inc.	8,056	121

BNC Bancorp	8,668	211

BofI Holding, Inc. *	15,511	347

Boston Private Financial Holdings, Inc.	17,101	219

Bridge Bancorp, Inc.	4,079	117

Brookline Bancorp, Inc.	23,158	282

Bryn Mawr Bank Corp.	5,450	174

C&F Financial Corp.	450	19

California First National Bancorp *	1,739	24

Camden National Corp.	2,840	136

Capital Bank Financial Corp., Class A	5,506	177

Capital City Bank Group, Inc.	4,318	64

Capitol Federal Financial, Inc.	34,536	486

Cardinal Financial Corp.	9,823	256

Cascade Bancorp *	6,017	36

Cathay General Bancorp	19,644	605

CenterState Banks, Inc.	8,468	150

Central Pacific Financial Corp.	5,098	128

Century Bancorp, Inc., Class A	5,370	243

Chemical Financial Corp.	10,653	470

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.1% – continued

Chicopee Bancorp, Inc.	784	$15

Citizens & Northern Corp.	752	17

City Holding Co.	5,396	271

Clifton Bancorp, Inc.	7,436	114

CoBiz Financial, Inc.	1,671	22

Columbia Banking System, Inc.	14,115	462

Commercial National Financial Corp.	121	2

Community Bank System, Inc.	10,482	504

Community Trust Bancorp, Inc.	6,360	236

ConnectOne Bancorp, Inc.	5,661	102

Customers Bancorp, Inc. *	10,299	259

CVB Financial Corp.	26,024	458

Dime Community Bancshares, Inc.	7,971	134

DNB Financial Corp.	4,781	121

Eagle Bancorp, Inc. *	7,414	366

Enterprise Bancorp, Inc.	635	18

Enterprise Financial Services Corp.	769	24

ESSA Bancorp, Inc.	10,072	139

EverBank Financial Corp.	16,000	310

Farmers Capital Bank Corp. *	3,674	109

FCB Financial Holdings, Inc., Class A *	7,188	276

Fidelity Southern Corp.	1,825	34

Financial Institutions, Inc.	8,383	227

First Bancorp	8,636	171

First Bancorp, Inc.	3,196	77

First Busey Corp.	11,356	257

First Citizens BancShares, Inc., Class A	2,256	663

First Commonwealth Financial Corp.	21,719	219

First Community Bancshares, Inc.	5,015	124

First Connecticut Bancorp, Inc.	7,341	131

First Defiance Financial Corp.	7,415	331

First Financial Bancorp	15,353	335

First Financial Bankshares, Inc.	20,324	741

First Financial Corp.	2,786	113

First Financial Northwest, Inc.	699	10

First Internet Bancorp	8,056	186

First Interstate BancSystem, Inc., Class A	6,527	206

First Merchants Corp.	9,486	254

First Mid-Illinois Bancshares, Inc.	37	1

First Midwest Bancorp, Inc.	19,103	370

First NBC Bank Holding Co. *	2,448	23

First of Long Island (The) Corp.	8,499	282

First South Bancorp, Inc. *	344	3

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.1% – continued

Flushing Financial Corp.	4,757	$113

FNB Corp.	63,048	775

Fulton Financial Corp.	43,305	629

German American Bancorp, Inc.	340	13

Glacier Bancorp, Inc.	18,486	527

Great Southern Bancorp, Inc.	5,807	236

Great Western Bancorp, Inc.	7,773	259

Guaranty Bancorp	849	15

Hancock Holding Co.	19,134	621

Hanmi Financial Corp.	10,251	270

Hawthorn Bancshares, Inc.	1,127	17

Heartland Financial USA, Inc.	6,537	236

Heritage Financial Corp.	1,152	21

Hilltop Holdings, Inc. *	18,595	418

Hingham Institution for Savings	65	9

Home BancShares, Inc.	27,972	582

Home Federal Bancorp, Inc.	2,915	69

Hope Bancorp, Inc.	24,759	430

IBERIABANK Corp.	9,389	630

Independent Bank Corp.	8,484	459

Independent Bank Corp. (Berlin Exchange)	4,790	81

Independent Bank Group, Inc.	4,181	185

International Bancshares Corp.	10,027	299

Investors Bancorp, Inc.	99,457	1,194

Kearny Financial Corp.	22,927	312

Kentucky First Federal Bancorp	724	6

Lake Shore Bancorp, Inc.	300	4

Lakeland Bancorp, Inc.	8,352	117

Lakeland Financial Corp.	5,505	195

Landmark Bancorp, Inc.	5,586	147

LegacyTexas Financial Group, Inc.	18,783	594

MainSource Financial Group, Inc.	1,283	32

MB Financial, Inc.	18,385	699

Mercantile Bank Corp. *	5,914	159

Merchants Bancshares, Inc.	6,961	225

Meridian Bancorp, Inc.	16,392	255

Middleburg Financial Corp.	2,377	67

MidSouth Bancorp, Inc.	762	8

MidWestOne Financial Group, Inc.	464	14

MSB Financial Corp. *	2,550	34

MutualFirst Financial, Inc.	378	10

NASB Financial, Inc.	4,247	143

National Bank Holdings Corp., Class A	8,760	205

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.1% – continued

National Bankshares, Inc.	1,951	$72

National Commerce Corp. *	4,995	135

NBT Bancorp, Inc.	10,221	336

Northeast Community Bancorp, Inc.	897	6

Northfield Bancorp, Inc.	16,412	264

Northrim BanCorp, Inc.	3,309	85

Northwest Bancshares, Inc.	17,771	279

Norwood Financial Corp.	2,182	64

OceanFirst Financial Corp.	6,268	121

OFG Bancorp	8,108	82

Ohio Valley Banc Corp.	719	16

Old National Bancorp	40,591	571

Old Second Bancorp, Inc.	11,490	95

Opus Bank	2,346	83

Oritani Financial Corp.	16,877	265

Pacific Continental Corp.	780	13

Pacific Premier Bancorp, Inc. *	4,793	127

Park National Corp.	2,320	223

Peapack Gladstone Financial Corp.	4,593	103

Peoples Bancorp, Inc.	800	20

Peoples Financial Corp. *	236	3

Peoples Financial Services Corp.	408	17

Pinnacle Financial Partners, Inc.	7,667	415

Popular, Inc.	23,655	904

Preferred Bank	2,754	98

Premier Financial Bancorp, Inc. *	1,941	33

PrivateBancorp, Inc.	18,303	840

Prosperity Bancshares, Inc.	17,154	942

Provident Financial Services, Inc.	16,024	340

Prudential Bancorp, Inc.	1,121	16

QCR Holdings, Inc.	7,829	248

Renasant Corp.	9,880	332

Republic Bancorp, Inc., Class A	1,912	59

Republic First Bancorp, Inc. *	26,301	108

S&T Bancorp, Inc.	9,668	280

Sandy Spring Bancorp, Inc.	8,385	256

Seacoast Banking Corp. of Florida *	858	14

ServisFirst Bancshares, Inc.	5,506	286

Severn Bancorp, Inc. *	1,392	9

Shore Bancshares, Inc.	691	8

SI Financial Group, Inc.	797	11

Sierra Bancorp	800	15

Simmons First National Corp., Class A	7,363	367

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.1% – continued

South State Corp.	6,783	$509

Southern National Bancorp of Virginia, Inc.	669	9

Southside Bancshares, Inc.	7,886	254

Southwest Bancorp, Inc.	794	15

State Bank Financial Corp.	13,868	316

Sterling Bancorp	32,805	574

Stock Yards Bancorp, Inc.	9,197	303

Suffolk Bancorp *	712	25

Sun Bancorp, Inc.	295	7

TCF Financial Corp.	40,256	584

Texas Capital Bancshares, Inc. *	6,440	354

Tompkins Financial Corp.	4,470	342

Towne Bank	11,354	273

TriCo Bancshares	3,158	85

TrustCo Bank Corp. NY	9,748	69

Trustmark Corp.	16,549	456

UMB Financial Corp.	11,550	687

Umpqua Holdings Corp.	54,149	815

Union Bankshares Corp.	10,450	280

United Bancorp, Inc.	498	5

United Bankshares, Inc.	17,092	644

United Community Banks, Inc.	13,067	275

United Financial Bancorp, Inc.	6,756	94

Univest Corp. of Pennsylvania	3,073	72

Valley National Bancorp	54,093	526

Washington Federal, Inc.	23,248	620

Washington Trust Bancorp, Inc.	3,638	146

Waterstone Financial, Inc.	3,934	67

Webster Financial Corp.	22,237	845

WesBanco, Inc.	9,601	316

West Bancorporation, Inc.	3,008	59

Westamerica Bancorporation	6,333	322

Western Alliance Bancorp *	21,070	791

Westfield Financial, Inc.	2,291	18

Wintrust Financial Corp.	6,710	373

WSFS Financial Corp.	11,640	425

Yadkin Financial Corp.	10,074	265
		49,785

Biotechnology & Pharmaceuticals – 5.7%

ACADIA Pharmaceuticals, Inc. *	1,521	48

Aceto Corp.	5,369	102

Achillion Pharmaceuticals, Inc. *	30,214	245

Aclaris Therapeutics, Inc. *	6,118	157

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Biotechnology & Pharmaceuticals – 5.7% – continued

Acorda Therapeutics, Inc. *	7,981	$167

Adamas Pharmaceuticals, Inc. *	7,749	127

Adamis Pharmaceuticals Corp. *	3,260	11

Advaxis, Inc. *	9,687	104

Adverum Biotechnologies, Inc. *	3,262	13

Aegerion Pharmaceuticals, Inc. *	5,144	15

Aerie Pharmaceuticals, Inc. *	10,401	393

Agenus, Inc. *	14,480	104

Agios Pharmaceuticals, Inc. *	7,200	380

Akorn, Inc. *	20,793	567

Albany Molecular Research, Inc. *	11,051	182

Alder Biopharmaceuticals, Inc. *	2,858	94

Aldeyra Therapeutics, Inc. *	4,124	32

AMAG Pharmaceuticals, Inc. *	12,949	317

Amicus Therapeutics, Inc. *	6,737	50

Amphastar Pharmaceuticals, Inc. *	13,970	265

ANI Pharmaceuticals, Inc. *	3,160	210

Anika Therapeutics, Inc. *	6,369	305

Aptevo Therapeutics, Inc. *	5,458	14

Aquinox Pharmaceuticals, Inc. *	17,947	240

Aralez Pharmaceuticals, Inc. *	11,544	56

Aratana Therapeutics, Inc. *	4,995	47

Ardelyx, Inc. *	8,362	108

Arena Pharmaceuticals, Inc. *	38,054	67

Array BioPharma, Inc. *	17,941	121

Assembly Biosciences, Inc. *	7,749	56

Asterias Biotherapeutics, Inc.	3,058	13

Atara Biotherapeutics, Inc. *	8,158	175

Avexis, Inc. *	2,856	118

Bellicum Pharmaceuticals, Inc. *	12,441	248

BioCryst Pharmaceuticals, Inc. *	9,598	42

BioDelivery Sciences International, Inc. *	16,107	43

BioSpecifics Technologies Corp. *	4,642	212

Biostage, Inc. *	481	1

Blueprint Medicines Corp. *	3,671	109

Cambrex Corp. *	19,469	866

Cara Therapeutics, Inc. *	5,506	46

Celldex Therapeutics, Inc. *	8,186	33

Cellular Biomedicine Group, Inc. *	6,118	89

Cempra, Inc. *	6,322	153

Chiasma, Inc. *	4,181	12

Clovis Oncology, Inc. *	14,496	523

Coherus Biosciences, Inc. *	4,389	118

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Biotechnology & Pharmaceuticals – 5.7% – continued

Collegium Pharmaceutical, Inc. *	12,237	$236

Concert Pharmaceuticals, Inc. *	16,111	163

Curis, Inc. *(1)	68	–

Cytokinetics, Inc. *	20,698	190

Depomed, Inc. *	13,807	345

Dermira, Inc. *	6,941	235

Dicerna Pharmaceuticals, Inc. *	4,995	29

Dipexium Pharmaceuticals, Inc. *	12,032	174

Dynavax Technologies Corp. *	14,558	153

Eagle Pharmaceuticals, Inc. *	4,153	291

Egalet Corp. *	4,995	38

Emergent BioSolutions, Inc. *	10,917	344

Enanta Pharmaceuticals, Inc. *	7,954	212

Epizyme, Inc. *	6,933	68

Esperion Therapeutics, Inc. *	10,605	147

Exelixis, Inc. *	57,627	737

FibroGen, Inc. *	7,145	148

Five Prime Therapeutics, Inc. *	6,940	364

Flex Pharma, Inc. *	2,448	29

Flexion Therapeutics, Inc. *	16,520	323

Geron Corp. *	19,782	45

Global Blood Therapeutics, Inc. *	6,527	150

Heron Therapeutics, Inc. *	1,737	30

Heska Corp. *	5,751	313

Horizon Pharma PLC *	41,000	743

Immune Design Corp. *	6,527	49

ImmunoGen, Inc. *	15,892	43

Immunomedics, Inc. *	19,058	62

Impax Laboratories, Inc. *	18,818	446

Imprimis Pharmaceuticals, Inc. *	17,700	67

Infinity Pharmaceuticals, Inc. *	17,491	27

Innoviva, Inc. *	21,923	241

Inovio Pharmaceuticals, Inc. *	21,441	200

Insmed, Inc. *	20,094	292

Insys Therapeutics, Inc. *	15,601	184

Intersect ENT, Inc. *	16,824	267

Intra-Cellular Therapies, Inc. *	632	10

Juniper Pharmaceuticals, Inc. *	11,114	62

KemPharm, Inc. *	4,487	20

Keryx Biopharmaceuticals, Inc. *	1,193	6

La Jolla Pharmaceutical Co. *	12,949	308

Lannett Co., Inc. *	12,867	342

Lexicon Pharmaceuticals, Inc. *	16,384	296

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Biotechnology & Pharmaceuticals – 5.7% – continued

Ligand Pharmaceuticals, Inc. *	10,497	$1,071

Lion Biotechnologies, Inc. *	3,364	28

Lipocine, Inc. *	1,868	8

Loxo Oncology, Inc. *	8,056	211

MacroGenics, Inc. *	7,860	235

Medicines (The) Co. *	11,632	439

Merrimack Pharmaceuticals, Inc. *	12,644	80

Minerva Neurosciences, Inc. *	11,522	163

Mirati Therapeutics, Inc. *	3,262	22

Momenta Pharmaceuticals, Inc. *	12,529	146

Natural Alternatives International, Inc. *	729	10

Nature’s Sunshine Products, Inc.	7,344	118

Nektar Therapeutics *	21,731	373

Neurocrine Biosciences, Inc. *	17,871	905

Neuroderm Ltd. *	7,035	130

NewLink Genetics Corp. *	15,193	228

Novavax, Inc. *	46,863	97

Nutraceutical International Corp. *	7,047	220

Ocular Therapeutix, Inc. *	4,995	34

Omega Protein Corp. *	1,049	25

Omeros Corp. *	20,190	225

OncoMed Pharmaceuticals, Inc. *	14,174	162

Osiris Therapeutics, Inc. *	9,752	48

Otonomy, Inc. *	11,828	215

Pacira Pharmaceuticals, Inc. *	8,158	279

Paratek Pharmaceuticals, Inc. *	13,363	174

PDL BioPharma, Inc.	22,931	77

Pfenex, Inc. *	2,448	22

Phibro Animal Health Corp., Class A	10,605	288

Prestige Brands Holdings, Inc. *	13,612	657

Progenics Pharmaceuticals, Inc. *	2,400	15

ProQR Therapeutics N.V. *	2,754	18

Proteostasis Therapeutics, Inc. *	7,137	111

Prothena Corp. PLC *	1,535	92

PTC Therapeutics, Inc. *	3,276	46

Raptor Pharmaceutical Corp. *	14,933	134

Recro Pharma, Inc. *	2,148	19

Retrophin, Inc. *	8,040	180

Revance Therapeutics, Inc. *	12,645	205

Sangamo BioSciences, Inc. *	35,672	165

Sarepta Therapeutics, Inc. *	3,797	233

SciClone Pharmaceuticals, Inc. *	19,830	203

Sorrento Therapeutics, Inc. *	33,752	261

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Biotechnology & Pharmaceuticals – 5.7% – continued

Spark Therapeutics, Inc. *	2,450	$147

Spectrum Pharmaceuticals, Inc. *	2,668	12

Stemline Therapeutics, Inc. *	3,977	43

Sucampo Pharmaceuticals, Inc., Class A *	12,058	148

Supernus Pharmaceuticals, Inc. *	6,933	171

TESARO, Inc. *	4,357	437

TG Therapeutics, Inc. *	16,009	124

TherapeuticsMD, Inc. *	8,574	58

Theravance Biopharma, Inc. *	6,431	233

Tobira Therapeutics, Inc. *	16,926	673

Tonix Pharmaceuticals Holding Corp. *	6,635	5

USANA Health Sciences, Inc. *	3,559	492

Vanda Pharmaceuticals, Inc. *	19,065	317

Versartis, Inc. *	17,436	214

Vital Therapies, Inc. *	8,260	51

WaVe Life Sciences Ltd. *	6,016	195

XBiotech, Inc. *	7,341	99

Xencor, Inc. *	9,799	240

ZIOPHARM Oncology, Inc. *	13,608	77

Zogenix, Inc. *	10,503	120
		28,055

Chemicals – 2.0%

A. Schulman, Inc.	10,441	304

American Vanguard Corp.	4,261	68

Balchem Corp.	8,636	670

Calgon Carbon Corp.	17,512	266

Chemtura Corp. *	27,133	890

CSW Industrials, Inc. *	3,568	116

Ferro Corp. *	16,832	232

FutureFuel Corp.	14,479	163

H.B. Fuller Co.	14,119	656

Hawkins, Inc.	6,110	265

Innophos Holdings, Inc.	6,737	263

Innospec, Inc.	6,465	393

KMG Chemicals, Inc.	5,522	156

Koppers Holdings, Inc. *	12,207	393

Kraton Corp. *	9,163	321

Kronos Worldwide, Inc.	700	6

Landec Corp. *	3,160	42

LSB Industries, Inc. *	912	8

Lydall, Inc. *	3,058	156

Materion Corp.	9,003	277

Minerals Technologies, Inc.	8,037	568

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Chemicals – 2.0% – continued

Oil-Dri Corp. of America	3,464	$130

Olin Corp.	12,745	262

OMNOVA Solutions, Inc. *	1,808	15

Platform Specialty Products Corp. *	37,014	300

PolyOne Corp.	6,314	214

Quaker Chemical Corp.	4,540	481

Sensient Technologies Corp.	13,138	996

Stepan Co.	4,431	322

Synalloy Corp.	100	1

Trinseo S.A.	2,448	138

Univar, Inc. *	6,022	132

WD-40 Co.	6,433	723
		9,927

Commercial Services – 2.9%

ABM Industries, Inc.	15,620	620

Advisory Board (The) Co. *	9,120	408

AMN Healthcare Services, Inc. *	12,175	388

ARC Document Solutions, Inc. *	3,085	12

Ascent Capital Group, Inc., Class A *	1,446	33

Barrett Business Services, Inc.	4,110	204

Brady Corp., Class A	13,303	460

Brink’s (The) Co.	14,828	550

CBIZ, Inc. *	21,026	235

CDI Corp.	1,578	9

CEB, Inc.	9,318	508

Cimpress N.V. *	8,347	845

Collectors Universe, Inc.	10,569	196

Computer Task Group, Inc.	2,064	10

CorVel Corp. *	7,573	291

CRA International, Inc. *	10,221	272

Cross Country Healthcare, Inc. *	15,439	182

Deluxe Corp.	13,907	929

Ennis, Inc.	5,337	90

Franklin Covey Co. *	1,057	19

FTI Consulting, Inc. *	11,580	516

G&K Services, Inc., Class A	5,284	505

GP Strategies Corp. *	9,160	225

Hackett Group (The), Inc.	11,052	183

Healthcare Services Group, Inc.	19,858	786

HMS Holdings Corp. *	21,645	480

Huron Consulting Group, Inc. *	5,547	331

Information Services Group, Inc. *	10,669	43

Innodata, Inc. *	1,921	5

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Commercial Services – 2.9% – continued

Insperity, Inc.	7,288	$529

Intersections, Inc. *	576	1

Kelly Services, Inc., Class A	5,612	108

Kforce, Inc.	13,052	267

Korn/Ferry International	14,121	297

LifeLock, Inc. *	11,228	190

National Research Corp., Class A	7,691	125

Navigant Consulting, Inc. *	15,197	307

On Assignment, Inc. *	14,393	522

Quad/Graphics, Inc.	5,506	147

R.R. Donnelley & Sons Co. *	7,546	119

Resources Connection, Inc.	8,770	131

RPX Corp. *	11,522	123

Sotheby’s	14,959	569

SP Plus Corp. *	4,977	127

TriNet Group, Inc. *	5,098	110

TrueBlue, Inc. *	10,961	248

UniFirst Corp.	4,174	550

Vectrus, Inc. *	8,056	123

Viad Corp.	5,111	188

Volt Information Sciences, Inc. *	2,757	17

Where Food Comes From, Inc. *	1,100	3
		14,136

Construction Materials – 0.9%

Advanced Drainage Systems, Inc.	9,381	226

Apogee Enterprises, Inc.	7,770	347

Boise Cascade Co. *	11,114	282

Continental Building Products, Inc. *	5,404	114

Deltic Timber Corp.	4,019	272

Headwaters, Inc. *	20,827	353

Louisiana-Pacific Corp. *	39,907	752

Patrick Industries, Inc. *	5,404	335

Ply Gem Holdings, Inc. *	8,158	109

Summit Materials, Inc., Class A *	17,412	323

Tecnoglass, Inc.	6,424	77

Trex Co., Inc. *	7,770	456

United States Lime & Minerals, Inc. *	4,275	282

Universal Forest Products, Inc.	5,568	548

US Concrete, Inc. *	3,568	164
		4,640

Consumer Products – 2.0%

Adecoagro S.A. *	25,985	296

Alico, Inc.	1,295	35

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Consumer Products – 2.0% – continued

B&G Foods, Inc.	13,412	$660

Boston Beer (The) Co., Inc., Class A *	2,079	323

Bridgford Foods Corp. *	366	5

Cal-Maine Foods, Inc.	6,439	248

Central Garden & Pet Co. *	200	5

Central Garden & Pet Co., Class A *	4,302	107

Clearwater Paper Corp. *	3,553	230

Coca-Cola Bottling Co. Consolidated	1,781	264

Craft Brew Alliance, Inc. *	7,861	148

Darling Ingredients, Inc. *	29,113	393

Dean Foods Co.	16,845	276

Farmer Brothers Co. *	7,253	258

Female Health (The) Co. *	935	1

Fresh Del Monte Produce, Inc.	7,137	428

Golden Enterprises, Inc.	454	5

Helen of Troy Ltd. *	7,674	661

HRG Group, Inc. *	13,602	214

Inter Parfums, Inc.	5,419	175

J&J Snack Foods Corp.	4,396	524

John B. Sanfilippo & Son, Inc.	2,550	131

Lancaster Colony Corp.	4,215	557

Lifeway Foods, Inc. *	296	5

National Beverage Corp. *	16,869	743

Orchids Paper Products Co.	496	13

Post Holdings, Inc. *	5,798	447

Revlon, Inc., Class A *	496	18

Sanderson Farms, Inc.	6,403	617

Seaboard Corp. *	78	268

Seneca Foods Corp., Class A *	302	9

Snyder’s-Lance, Inc.	14,925	501

Tejon Ranch Co. *	3,098	75

TerraVia Holdings, Inc. *	61,191	168

Tootsie Roll Industries, Inc.	12,600	464

United-Guardian, Inc.	502	7

Universal Corp.	3,932	229

Vector Group Ltd.	19,266	415
		9,923

Consumer Services – 0.7%

Aaron’s, Inc.	17,529	446

American Public Education, Inc. *	6,025	119

Apollo Education Group, Inc. *	19,200	153

Bridgepoint Education, Inc. *	782	5

Bright Horizons Family Solutions, Inc. *	5,608	375

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Consumer Services – 0.7% – continued

Capella Education Co.	3,473	$201

DeVry Education Group, Inc.	17,207	397

Grand Canyon Education, Inc. *	12,613	509

K12, Inc. *	9,453	136

Matthews International Corp., Class A	9,201	559

Medifast, Inc.	496	19

Nutrisystem, Inc.	10,401	309

Regis Corp. *	10,031	126

Rent-A-Center, Inc.	7,825	99

Strayer Education, Inc. *	4,180	195
		3,648

Containers & Packaging – 0.4%

AEP Industries, Inc.	2,385	261

Greif, Inc., Class A	8,566	425

KapStone Paper and Packaging Corp.	23,884	452

Multi-Color Corp.	3,443	227

Myers Industries, Inc.	3,837	50

Tredegar Corp.	14,105	262

UFP Technologies, Inc. *	5,608	148
		1,825

Design, Manufacturing & Distribution – 0.4%

Benchmark Electronics, Inc. *	12,648	316

CTS Corp.	7,554	140

Fabrinet *	9,074	405

Plexus Corp. *	8,518	398

Sanmina Corp. *	20,046	571

Transcat, Inc. *	83	1
		1,831

Distributors – Consumer Staples – 0.3%

Andersons (The), Inc.	4,634	168

Calavo Growers, Inc.	4,085	267

Core-Mark Holding Co., Inc.	12,359	443

United Natural Foods, Inc. *	10,719	429
		1,307

Distributors – Discretionary – 0.9%

Bassett Furniture Industries, Inc.	7,035	164

ePlus, Inc. *	4,306	407

Essendant, Inc.	12,369	254

FTD Cos., Inc. *	8,337	172

G-III Apparel Group Ltd. *	10,068	293

Insight Enterprises, Inc. *	12,202	397

PC Connection, Inc.	9,162	242

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Distributors – Discretionary – 0.9% – continued

PCM, Inc. *	1,077	$23

ScanSource, Inc. *	8,377	306

SYNNEX Corp.	7,327	836

Systemax, Inc.	7,461	59

Tech Data Corp. *	9,371	794

Veritiv Corp. *	3,058	153

Wayside Technology Group, Inc.	6,340	112
		4,212

Electrical Equipment – 1.9%

AAON, Inc.	24,884	717

Argan, Inc.	4,429	262

Babcock & Wilcox Enterprises, Inc. *	14,988	247

Badger Meter, Inc.	10,626	356

Bel Fuse, Inc., Class B	11,325	273

Belden, Inc.	10,588	730

Chase Corp.	465	32

Cognex Corp.	21,745	1,149

CompX International, Inc. (1)	1	–

CyberOptics Corp. *	2,546	63

ESCO Technologies, Inc.	7,301	339

Espey Manufacturing & Electronics Corp.	7,582	194

FARO Technologies, Inc. *	5,034	181

Generac Holdings, Inc. *	19,279	700

General Cable Corp.	9,585	144

Houston Wire & Cable Co.	2,007	12

Itron, Inc. *	11,453	639

Kimball Electronics, Inc. *	2,802	39

Landauer, Inc.	5,302	236

Littelfuse, Inc.	5,805	748

LSI Industries, Inc.	447	5

Mesa Laboratories, Inc.	1,917	219

MOCON, Inc.	6,404	101

NL Industries, Inc. *	1,344	5

Novanta, Inc. *	14,069	244

Orion Energy Systems, Inc. *	1,232	2

OSI Systems, Inc. *	7,260	475

Powell Industries, Inc.	6,184	248

Preformed Line Products Co.	2,203	93

SPX Corp. *	14,582	294

Stoneridge, Inc. *	1,087	20

Watts Water Technologies, Inc., Class A	7,895	512
		9,279

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Engineering & Construction Services – 1.2%

Comfort Systems USA, Inc.	7,676	$225

Dycom Industries, Inc. *	9,471	775

EMCOR Group, Inc.	17,463	1,041

EnerNOC, Inc. *	6,933	38

Exponent, Inc.	15,547	794

Granite Construction, Inc.	10,984	546

Great Lakes Dredge & Dock Corp. *	4,140	15

IES Holdings, Inc. *	1,454	26

Installed Building Products, Inc. *	7,035	252

Kratos Defense & Security Solutions, Inc. *	382	3

MasTec, Inc. *	18,528	551

Mistras Group, Inc. *	5,812	136

MYR Group, Inc. *	7,505	226

NV5 Global, Inc. *	4,283	138

Orion Group Holdings, Inc. *	17	–

Primoris Services Corp.	7,954	164

Team, Inc. *	9,594	314

TopBuild Corp. *	10,401	345

TRC Cos., Inc. *	2,011	17

Tutor Perini Corp. *	10,401	223

VSE Corp.	6,636	226

Willbros Group, Inc. *	4,999	9

		6,064

Forest & Paper Products – 0.4%

Domtar Corp.	13,078	486

Mercer International, Inc.	10,299	87

Neenah Paper, Inc.	6,992	552

P.H. Glatfelter Co.	10,076	218

Resolute Forest Products, Inc. *	33,085	157

Schweitzer-Mauduit International, Inc.	10,257	396

		1,896

Gaming, Lodging & Restaurants – 2.7%

Belmond Ltd., Class A *	26,342	335

Biglari Holdings, Inc. *	577	252

BJ’s Restaurants, Inc. *	5,961	212

Bloomin’ Brands, Inc.	31,508	543

Bob Evans Farms, Inc.	4,786	183

Bojangles’, Inc. *	10,605	169

Boyd Gaming Corp. *	21,523	426

Brinker International, Inc.	1,599	81

Buffalo Wild Wings, Inc. *	5,149	725

Carrols Restaurant Group, Inc. *	11,257	149

Cheesecake Factory (The), Inc.	13,231	662

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Gaming, Lodging & Restaurants – 2.7% – continued

Choice Hotels International, Inc.	3,035	$137

Churchill Downs, Inc.	3,522	515

Chuy’s Holdings, Inc. *	6,118	171

Cracker Barrel Old Country Store, Inc.	5,159	682

Dave & Buster’s Entertainment, Inc. *	6,629	260

Denny’s Corp. *	24,760	265

DineEquity, Inc.	4,501	356

El Pollo Loco Holdings, Inc. *	715	9

Famous Dave’s of America, Inc. *	2,261	12

Fiesta Restaurant Group, Inc. *	8,918	214

Flanigan’s Enterprises, Inc.	3,254	75

Golden Entertainment, Inc.	1,631	20

Interval Leisure Group, Inc.	7,406	127

Isle of Capri Casinos, Inc. *	10,290	229

Jack in the Box, Inc.	15,162	1,455

Kona Grill, Inc. *	6,342	80

La Quinta Holdings, Inc. *	25,390	284

Luby’s, Inc. *	1,382	6

Marriott Vacations Worldwide Corp.	6,364	467

Monarch Casino & Resort, Inc. *	921	23

Morgans Hotel Group Co. *	878	2

Nathan’s Famous, Inc. *	1,732	91

Papa John’s International, Inc.	14,218	1,121

Penn National Gaming, Inc. *	11,522	156

Pinnacle Entertainment, Inc. *	13,364	165

Popeyes Louisiana Kitchen, Inc. *	6,323	336

Red Lion Hotels Corp. *	1,215	10

Red Robin Gourmet Burgers, Inc. *	6,929	311

Ruby Tuesday, Inc. *	9,990	25

Ruth’s Hospitality Group, Inc.	10,238	145

Scientific Games Corp., Class A *	9,378	106

Shake Shack, Inc., Class A *	2,346	81

Sonic Corp.	12,893	337

Texas Roadhouse, Inc.	18,930	739

Wendy’s (The) Co.	38,614	417

Zoe’s Kitchen, Inc. *	5,404	120
		13,286

Hardware – 2.9%

3D Systems Corp. *	17,538	315

ADTRAN, Inc.	10,309	197

AVX Corp.	11,624	160

Brocade Communications Systems, Inc.	10,376	96

CalAmp Corp. *	9,278	129

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Hardware – 2.9% – continued

Ciena Corp. *	31,512	$687

Clearfield, Inc. *	4,995	94

Communications Systems, Inc.	1,795	9

Comtech Telecommunications Corp.	7,353	94

Cray, Inc. *	7,454	175

Daktronics, Inc.	11,126	106

Datalink Corp. *	7,549	80

Diebold, Inc.	16,519	410

Digimarc Corp. *	4,125	158

DTS, Inc.	10,707	456

Eastman Kodak Co. *	14,072	211

Electronics For Imaging, Inc. *	10,544	516

Extreme Networks, Inc. *	6,037	27

Finisar Corp. *	26,589	792

Gigamon, Inc. *	7,035	386

GoPro, Inc., Class A *	22,865	381

Harmonic, Inc. *	7,812	46

Identiv, Inc. *(1)	200	–

IMAX Corp. *	16,213	470

Immersion Corp. *	8,777	72

Infinera Corp. *	33,961	307

Infoblox, Inc. *	15,295	403

InterDigital, Inc.	9,261	734

Ixia *	16,034	200

Knowles Corp. *	22,230	312

Kopin Corp. *	7,355	16

KVH Industries, Inc. *	6,722	59

Lexmark International, Inc., Class A	9,396	375

Loral Space & Communications, Inc. *	2,221	87

Lumentum Holdings, Inc. *	11,930	498

Mercury Systems, Inc. *	9,483	233

MRV Communications, Inc. *	4,385	50

NETGEAR, Inc. *	8,225	498

NetScout Systems, Inc. *	23,529	688

Nimble Storage, Inc. *	9,483	84

Numerex Corp., Class A *	2,000	16

PAR Technology Corp. *	3,828	21

PC-Tel, Inc.	1,366	7

Plantronics, Inc.	7,744	402

Qumu Corp. *	725	2

RELM Wireless Corp.	1,835	10

Silicon Graphics International Corp. *	697	5

Sonus Networks, Inc. *	4,023	31

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Hardware – 2.9% – continued

Stratasys Ltd. *	13,255	$319

Super Micro Computer, Inc. *	9,844	230

TransAct Technologies, Inc.	376	3

TTM Technologies, Inc. *	2,251	26

Ubiquiti Networks, Inc. *	5,475	293

Universal Electronics, Inc. *	4,254	317

UTStarcom Holdings Corp. *(1)	18	–

VeriFone Systems, Inc. *	2,607	41

ViaSat, Inc. *	10,922	815

Viavi Solutions, Inc. *	59,754	442

Vishay Precision Group, Inc. *	7,725	124

Vocera Communications, Inc. *	16,622	281

VOXX International Corp. *	17,052	51
		14,047

Health Care Facilities & Services – 3.1%

AAC Holdings, Inc. *	11,624	202

Addus HomeCare Corp. *	6,632	173

Adeptus Health, Inc., Class A *	3,977	171

Air Methods Corp. *	8,724	275

Alliance HealthCare Services, Inc. *	7,683	53

Almost Family, Inc. *	5,128	189

Amedisys, Inc. *	10,639	505

Amsurg Corp. *	11,948	801

BioScrip, Inc. *	5,188	15

Capital Senior Living Corp. *	8,054	135

Charles River Laboratories International, Inc. *	9,890	824

Chemed Corp.	7,298	1,030

Civitas Solutions, Inc. *	10,299	188

Digirad Corp.	2,007	10

Diplomat Pharmacy, Inc. *	6,933	194

Ensign Group (The), Inc.	14,372	289

Genesis Healthcare, Inc. *	13,116	35

Hanger, Inc. *	5,309	45

HealthEquity, Inc. *	9,329	353

HealthSouth Corp.	23,602	958

Healthways, Inc. *	15,540	411

INC Research Holdings, Inc., Class A *	10,475	467

Independence Holding Co.	925	16

Kindred Healthcare, Inc.	15,359	157

LHC Group, Inc. *	3,355	124

LifePoint Health, Inc. *	5,976	354

Magellan Health, Inc. *	7,308	393

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Health Care Facilities & Services – 3.1% – continued

Medcath Corp. *	7,953	$–

Molina Healthcare, Inc. *	10,135	591

National HealthCare Corp.	3,538	233

NeoGenomics, Inc. *	25,288	208

Owens & Minor, Inc.	16,192	562

PAREXEL International Corp. *	14,154	983

PharMerica Corp. *	12,275	345

PRA Health Sciences, Inc. *	5,506	311

Premier, Inc., Class A *	4,600	149

Providence Service (The) Corp. *	5,621	273

Select Medical Holdings Corp. *	27,017	365

Surgical Care Affiliates, Inc. *	5,608	273

Team Health Holdings, Inc. *	18,446	601

Teladoc, Inc. *	13,766	252

Tenet Healthcare Corp. *	18,135	411

Triple-S Management Corp., Class B *	8,602	189

U.S. Physical Therapy, Inc.	6,794	426

Universal American Corp.	3,568	27

WellCare Health Plans, Inc. *	7,660	897
		15,463

Home & Office Products – 1.7%

ACCO Brands Corp. *	30,684	296

American Woodmark Corp. *	3,952	318

AV Homes, Inc. *	4,674	78

Beazer Homes USA, Inc. *	3,433	40

CalAtlantic Group, Inc.	15,641	523

Cavco Industries, Inc. *	2,893	287

Century Communities, Inc. *	10,605	228

CSS Industries, Inc.	8,651	221

Flexsteel Industries, Inc.	5,644	292

Griffon Corp.	7,499	128

Herman Miller, Inc.	16,543	473

HNI Corp.	12,314	490

Hooker Furniture Corp.	5,656	138

Hovnanian Enterprises, Inc., Class A *	1,653	3

Interface, Inc.	18,368	307

iRobot Corp. *	8,016	353

KB Home	23,186	374

Kimball International, Inc., Class B	3,871	50

Knoll, Inc.	13,576	310

La-Z-Boy, Inc.	13,768	338

LGI Homes, Inc. *	3,875	143

Libbey, Inc.	11,420	204

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Home & Office Products – 1.7% – continued

Lifetime Brands, Inc.	6,079	$82

M/I Homes, Inc. *	5,786	136

Masonite International Corp. *	8,362	520

MDC Holdings, Inc.	12,574	324

Meritage Homes Corp. *	10,662	370

NACCO Industries, Inc., Class A	1,522	103

Nobility Homes, Inc. *	876	14

PGT, Inc. *	612	7

Quanex Building Products Corp.	10,572	182

St. Joe (The) Co. *	13,900	255

Stanley Furniture Co., Inc. *	1,290	2

Steelcase, Inc., Class A	19,056	265

Taylor Morrison Home Corp., Class A *	7,137	126

Virco Manufacturing Corp. *	1,776	7

WCI Communities, Inc. *	2,650	63

William Lyon Homes, Class A *	9,483	176
		8,226

Industrial Services – 0.6%

Applied Industrial Technologies, Inc.	11,259	526

CAI International, Inc. *	2,882	24

DXP Enterprises, Inc. *	2,070	58

H&E Equipment Services, Inc.	3,655	61

Kaman Corp.	7,579	333

McGrath RentCorp	8,709	276

Neff Corp., Class A *	11,318	108

Pool Corp.	11,757	1,111

Textainer Group Holdings Ltd.	856	7

Titan Machinery, Inc. *	800	8

Triton International Ltd.	3,730	49

Wesco Aircraft Holdings, Inc. *	17,232	232

WESCO International, Inc. *	1,632	100
		2,893

Institutional Financial Services – 0.5%

BGC Partners, Inc., Class A	31,970	280

Cowen Group, Inc., Class A *	9,789	36

Evercore Partners, Inc., Class A	8,450	435

FBR & Co.	8,699	115

Greenhill & Co., Inc.	3,473	82

INTL. FCStone, Inc. *	4,432	172

Investment Technology Group, Inc.	10,476	180

Moelis & Co., Class A	2,652	71

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Institutional Financial Services – 0.5% – continued

Piper Jaffray Cos. *	5,772	$279

PJT Partners, Inc., Class A	4,995	136

Stifel Financial Corp. *	16,569	637
		2,423

Insurance – 2.6%

Ambac Financial Group, Inc. *	10,117	186

American Equity Investment Life Holding Co.	20,004	355

AMERISAFE, Inc.	3,827	225

Argo Group International Holdings Ltd.	9,399	530

Aspen Insurance Holdings Ltd.	2,256	105

Atlantic American Corp.	7,201	23

Baldwin & Lyons, Inc., Class B	3,523	90

Citizens, Inc. *	6,503	61

CNO Financial Group, Inc.	72,315	1,104

Crawford & Co., Class B	16,857	191

Donegal Group, Inc., Class A	1,673	27

eHealth, Inc. *	6,332	71

EMC Insurance Group, Inc.	8,974	242

Employers Holdings, Inc.	6,974	208

Enstar Group Ltd. *	2,254	371

FBL Financial Group, Inc., Class A	4,918	315

First Acceptance Corp. *	2,799	3

GAINSCO, Inc.	714	10

Genworth Financial, Inc., Class A *	121,953	605

Global Indemnity PLC *	501	15

Greenlight Capital Re Ltd., Class A *	10,158	208

Hallmark Financial Services, Inc. *	11,514	118

Hanover Insurance Group (The), Inc.	10,416	786

Horace Mann Educators Corp.	8,385	307

Infinity Property & Casualty Corp.	2,746	227

James River Group Holdings Ltd.	3,364	122

Kansas City Life Insurance Co.	2,015	81

Kemper Corp.	10,349	407

Maiden Holdings Ltd.	21,241	270

MBIA, Inc. *	36,708	286

Mercury General Corp.	3,363	184

National General Holdings Corp.	12,134	270

National Interstate Corp.	2,994	97

National Western Life Group, Inc., Class A	1,137	233

Navigators Group (The), Inc.	3,145	305

OneBeacon Insurance Group Ltd., Class A	14,640	209

Primerica, Inc.	11,884	630

Radian Group, Inc.	44,491	603

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Insurance – 2.6% – continued

RLI Corp.	12,432	$850

Safety Insurance Group, Inc.	4,570	307

Selective Insurance Group, Inc.	13,970	557

State Auto Financial Corp.	5,404	129

Third Point Reinsurance Ltd. *	23,350	280

Unico American Corp. *	114	1

United Fire Group, Inc.	5,226	221

Universal Insurance Holdings, Inc.	9,107	229
		12,654

Iron & Steel – 0.9%

AK Steel Holding Corp. *	47,363	229

Allegheny Technologies, Inc.	30,691	555

Carpenter Technology Corp.	13,153	543

Cliffs Natural Resources, Inc. *	50,575	296

Commercial Metals Co.	32,480	526

Haynes International, Inc.	6,506	241

Northwest Pipe Co. *	16,519	195

Olympic Steel, Inc.	772	17

Ryerson Holding Corp. *	7,851	89

Shiloh Industries, Inc. *	13,164	93

TimkenSteel Corp. *	10,605	111

United States Steel Corp.	33,480	631

Universal Stainless & Alloy Products, Inc. *	2,737	29

Worthington Industries, Inc.	20,248	972
		4,527

Leisure Products – 0.7%

Arctic Cat, Inc.	3,949	61

Callaway Golf Co.	23,385	272

Drew Industries, Inc.	9,330	915

Johnson Outdoors, Inc., Class A	8,753	318

Malibu Boats, Inc., Class A *	2,039	30

Marine Products Corp.	2,525	23

Nautilus, Inc. *	7,375	168

Thor Industries, Inc.	10,914	924

Vista Outdoor, Inc. *	10,197	406

Winnebago Industries, Inc.	11,914	281
		3,398

Machinery – 2.4%

Actuant Corp., Class A	15,776	367

Alamo Group, Inc.	3,095	204

Altra Industrial Motion Corp.	7,113	206

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Machinery – 2.4% – continued

Astec Industries, Inc.	5,682	$340

Briggs & Stratton Corp.	12,640	236

CIRCOR International, Inc.	4,996	298

ClearSign Combustion Corp. *	4,275	26

Columbus McKinnon Corp.	13,591	242

Curtiss-Wright Corp.	12,340	1,124

CVD Equipment Corp. *	1,810	15

Douglas Dynamics, Inc.	4,995	160

Federal Signal Corp.	14,377	191

Franklin Electric Co., Inc.	13,274	540

Gorman-Rupp (The) Co.	11,765	301

Graham Corp.	2,630	50

Hardinge, Inc.	8,468	94

Hillenbrand, Inc.	17,552	555

Hollysys Automation Technologies Ltd. *	15,149	336

Hurco Cos., Inc.	1,222	34

Hyster-Yale Materials Handling, Inc.	2,622	158

John Bean Technologies Corp.	8,097	571

Joy Global, Inc.	25,723	714

Kadant, Inc.	3,363	175

Kennametal, Inc.	22,025	639

Key Technology, Inc. *	4,753	51

Lindsay Corp.	2,695	199

Manitowoc (The) Co., Inc.	41,297	198

Manitowoc Foodservice, Inc. *	4,567	74

MSA Safety, Inc.	7,056	410

MTS Systems Corp.	4,689	216

Mueller Water Products, Inc., Class A	44,785	562

Raven Industries, Inc.	12,030	277

Rexnord Corp. *	28,321	606

Rofin-Sinar Technologies, Inc. *	4,463	144

SPX FLOW, Inc. *	11,420	353

Standex International Corp.	6,871	638

Sun Hydraulics Corp.	8,231	266

Taylor Devices, Inc. *	1,745	35

Tennant Co.	5,377	348

Titan International, Inc.	1,105	11

Twin Disc, Inc.	659	8
		11,972

Manufactured Goods – 1.1%

Aegion Corp. *	15,408	294

AZZ, Inc.	5,771	377

Barnes Group, Inc.	12,364	501

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Manufactured Goods – 1.1% – continued

Chart Industries, Inc. *	11,516	$378

Core Molding Technologies, Inc. *	4,385	74

Dynamic Materials Corp.	1,213	13

Eastern (The) Co.	3,844	77

EnPro Industries, Inc.	4,353	247

Gibraltar Industries, Inc. *	8,915	331

Global Brass & Copper Holdings, Inc.	4,283	124

Handy & Harman Ltd. *	2,498	52

Insteel Industries, Inc.	6,954	252

LB Foster Co., Class A	1,840	22

Mueller Industries, Inc.	15,816	513

NCI Building Systems, Inc. *	5,610	82

Omega Flex, Inc.	2,843	110

Park-Ohio Holdings Corp.	3,977	145

Proto Labs, Inc. *	6,408	384

RBC Bearings, Inc. *	6,500	497

Rogers Corp. *	3,682	225

Simpson Manufacturing Co., Inc.	11,741	516

TriMas Corp. *	13,751	256
		5,470

Media – 2.4%

Autobytel, Inc. *	9,357	167

Bankrate, Inc. *	9,176	78

Blucora, Inc. *	10,430	117

Daily Journal Corp. *	429	94

Entercom Communications Corp., Class A	6,451	83

Eros International PLC *	4,691	72

Everyday Health, Inc. *	3,977	31

EW Scripps (The) Co., Class A *	7,954	126

Gannett Co., Inc.	30,589	356

Global Sources Ltd. *	14,145	120

GoDaddy, Inc., Class A *	2,600	90

Gray Television, Inc. *	14,072	146

Groupon, Inc. *	91,057	469

GrubHub, Inc. *	19,271	828

HealthStream, Inc. *	5,192	143

Houghton Mifflin Harcourt Co. *	33,343	447

Liberty TripAdvisor Holdings, Inc., Class A *	20,190	441

Marchex, Inc., Class B *	1,295	4

MDC Partners, Inc., Class A	10,503	113

Media General, Inc. *	11,792	217

Meredith Corp.	9,927	516

MSG Networks, Inc., Class A *	18,151	338

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Media – 2.4% – continued

National CineMedia, Inc.	18,761	$276

New Media Investment Group, Inc.	14,340	222

New York Times (The) Co., Class A	29,577	353

Nexstar Broadcasting Group, Inc., Class A	7,676	443

Quotient Technology, Inc. *	9,074	121

Reis, Inc.	6,213	127

RetailMeNot, Inc. *	919	9

Rubicon Project (The), Inc. *	11,522	95

Saga Communications, Inc., Class A	3,392	154

Scholastic Corp.	3,900	154

Shutterfly, Inc. *	6,941	310

Shutterstock, Inc. *	4,472	285

Sinclair Broadcast Group, Inc., Class A	18,072	522

Stamps.com, Inc. *	8,654	818

Time, Inc.	29,571	428

TiVo Corp. *	22,417	437

Travelzoo, Inc. *	10,382	133

tronc, Inc. *	4,800	81

Tucows, Inc., Class A *	3,364	108

WebMD Health Corp. *	9,700	482

Wix.com Ltd. *	4,283	186

World Wrestling Entertainment, Inc., Class A	7,857	167

XO Group, Inc. *	13,502	261

Yelp, Inc. *	16,593	692
		11,860

Medical Equipment & Devices – 4.6%

Abaxis, Inc.	6,339	327

ABIOMED, Inc. *	8,290	1,066

Accelerate Diagnostics, Inc. *	2,552	70

Accuray, Inc. *	9,567	61

Analogic Corp.	3,158	280

AngioDynamics, Inc. *	10,269	180

AtriCure, Inc. *	14,194	225

Atrion Corp.	776	331

BioTelemetry, Inc. *	8,664	161

Bovie Medical Corp. *	9,879	51

Bruker Corp.	29,595	670

Cardiovascular Systems, Inc. *	13,189	313

Catalent, Inc. *	21,556	557

Cepheid *	17,562	925

Cerus Corp. *	9,381	58

ConforMIS, Inc. *	4,079	40

CONMED Corp.	5,532	222

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Medical Equipment & Devices – 4.6% – continued

CryoLife, Inc.	10,335	$182

Cutera, Inc. *	12,281	146

Cynosure, Inc., Class A *	8,019	408

Daxor Corp.	559	4

Derma Sciences, Inc. *	526	2

Endologix, Inc. *	17,274	221

Entellus Medical, Inc. *	6,629	147

Exact Sciences Corp. *	24,767	460

Exactech, Inc. *	7,563	204

Fluidigm Corp. *	12,441	100

FONAR Corp. *	7,035	145

Foundation Medicine, Inc. *	6,016	140

GenMark Diagnostics, Inc. *	15,805	187

Genomic Health, Inc. *	2,716	79

Glaukos Corp. *	7,749	292

Globus Medical, Inc., Class A *	17,710	400

Haemonetics Corp. *	13,897	503

Halyard Health, Inc. *	11,930	414

Harvard Bioscience, Inc. *	2,283	6

Hill-Rom Holdings, Inc.	15,012	930

ICU Medical, Inc. *	3,233	409

Inogen, Inc. *	4,283	257

Insulet Corp. *	11,186	458

Integer Holdings Corp. *	6,339	138

Integra LifeSciences Holdings Corp. *	7,357	607

Invacare Corp.	7,954	89

iRadimed Corp. *	8,668	147

IRIDEX Corp. *	100	1

K2M Group Holdings, Inc. *	14,378	256

LeMaitre Vascular, Inc.	13,908	276

LivaNova PLC *	10,744	646

Luminex Corp. *	12,522	285

Masimo Corp. *	12,942	770

Meridian Bioscience, Inc.	11,464	221

Merit Medical Systems, Inc. *	14,991	364

MiMedx Group, Inc. *	28,348	243

Misonix, Inc. *	9,039	48

Myriad Genetics, Inc. *	15,401	317

NanoString Technologies, Inc. *	14,174	283

Natus Medical, Inc. *	10,936	430

Neogen Corp. *	9,588	536

NuVasive, Inc. *	12,427	828

Nuvectra Corp. *	2,013	14

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Medical Equipment & Devices – 4.6% – continued

NxStage Medical, Inc. *	11,338	$283

OraSure Technologies, Inc. *	14,030	112

Orthofix International N.V. *	5,024	215

Pacific Biosciences of California, Inc. *	22,636	203

Penumbra, Inc. *	3,099	236

Quidel Corp. *	6,955	154

Repligen Corp. *	10,274	310

Rockwell Medical, Inc. *	1,212	8

RTI Surgical, Inc. *	4,348	14

SeaSpine Holdings Corp. *	6,634	67

Span-America Medical Systems, Inc.	2,634	49

Sparton Corp. *	863	23

Spectranetics (The) Corp. *	12,686	318

Surmodics, Inc. *	6,125	184

T2 Biosystems, Inc. *	4,589	33

Tandem Diabetes Care, Inc. *	7,749	59

Utah Medical Products, Inc.	2,567	154

Vascular Solutions, Inc. *	5,535	267

West Pharmaceutical Services, Inc.	13,169	981

Wright Medical Group N.V. *	26,194	643

Zeltiq Aesthetics, Inc. *	8,056	316
		22,759

Metals & Mining – 0.7%

A-Mark Precious Metals, Inc.	7,035	113

Century Aluminum Co. *	18,761	130

Coeur Mining, Inc. *	36,237	429

Encore Wire Corp.	6,283	231

Ferroglobe PLC	9,916	89

Harsco Corp.	13,953	139

Hecla Mining Co.	93,354	532

Kaiser Aluminum Corp.	3,895	337

McEwen Mining, Inc.	83,816	308

Stillwater Mining Co. *	33,854	452

US Silica Holdings, Inc.	12,543	584
		3,344

Oil, Gas & Coal – 3.1%

Adams Resources & Energy, Inc.	5,447	214

Alon USA Energy, Inc.	6,494	52

Archrock, Inc.	8,010	105

Atwood Oceanics, Inc.	17,844	155

Bill Barrett Corp. *	300	2

Bristow Group, Inc.	11,812	166

California Resources Corp. *	3,293	41

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Oil, Gas & Coal – 3.1% – continued

Callon Petroleum Co. *	7,092	$111

CARBO Ceramics, Inc.	2,754	30

Carrizo Oil & Gas, Inc. *	8,883	361

Clayton Williams Energy, Inc. *	1,848	158

Clean Energy Fuels Corp. *	20,472	92

Cloud Peak Energy, Inc. *	8,588	47

Cobalt International Energy, Inc. *	57,060	71

CONSOL Energy, Inc.	46,295	889

Contango Oil & Gas Co. *	303	3

Dawson Geophysical Co. *	481	4

Delek US Holdings, Inc.	17,898	309

Denbury Resources, Inc. *	47,007	152

Dril-Quip, Inc. *	5,200	290

EnLink Midstream LLC	3,807	64

Era Group, Inc. *	6,016	48

Evolution Petroleum Corp.	8,087	51

Exterran Corp. *	4,004	63

Flotek Industries, Inc. *	15,335	223

Forum Energy Technologies, Inc. *	8,532	169

Geospace Technologies Corp. *	397	8

Gran Tierra Energy, Inc. *	1,733	5

Gulf Island Fabrication, Inc.	557	5

Gulfmark Offshore, Inc., Class A *	5,914	10

Hallador Energy Co.	24,675	194

Helix Energy Solutions Group, Inc. *	27,128	221

Independence Contract Drilling, Inc. *	1,450	8

Isramco, Inc. *	1,770	148

Laredo Petroleum, Inc. *	20,496	264

Matador Resources Co. *	8,166	199

Matrix Service Co. *	4,706	88

McDermott International, Inc. *	66,529	333

MRC Global, Inc. *	28,754	472

Murphy USA, Inc. *	7,341	524

Natural Gas Services Group, Inc. *	5,518	136

Newpark Resources, Inc. *	15,527	114

NOW, Inc. *	29,877	640

Oasis Petroleum, Inc. *	33,991	390

Oceaneering International, Inc.	17,900	492

Oil States International, Inc. *	9,074	286

Panhandle Oil and Gas, Inc., Class A	16,040	281

Par Pacific Holdings, Inc. *	2,346	31

Parsley Energy, Inc., Class A *	14,872	498

Patterson-UTI Energy, Inc.	15,090	338

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Oil, Gas & Coal – 3.1% – continued

PBF Energy, Inc., Class A	12,949	$293

PDC Energy, Inc. *	7,691	516

Peabody Energy Corp. *(1)	1	–

PHI, Inc. (Non Voting) *	4,416	80

PrimeEnergy Corp. *	1,272	74

Rice Energy, Inc. *	8,972	234

Ring Energy, Inc. *	5,608	61

Rowan Cos. PLC, Class A	24,777	376

RSP Permian, Inc. *	12,351	479

SEACOR Holdings, Inc. *	5,725	341

Seadrill Ltd. *	74,232	176

SemGroup Corp., Class A	6,181	219

SM Energy Co.	12,759	492

Synergy Resources Corp. *	9,085	63

Tesco Corp.	10,746	88

TETRA Technologies, Inc. *	700	4

Thermon Group Holdings, Inc. *	9,947	196

Tidewater, Inc.	4,385	12

Unit Corp. *	12,949	241

VAALCO Energy, Inc. *	2,313	2

Western Refining, Inc.	20,316	538

Westmoreland Coal Co. *	1,098	10

World Fuel Services Corp.	16,957	784

WPX Energy, Inc. *	46,598	615
		15,449

Passenger Transportation – 0.3%

Allegiant Travel Co.	3,926	519

Hawaiian Holdings, Inc. *	11,007	535

SkyWest, Inc.	14,784	390

Virgin America, Inc. *	4,500	241
		1,685

Real Estate – 0.3%

Alexander & Baldwin, Inc.	11,938	458

Consolidated-Tomoka Land Co.	4,808	246

Forestar Group, Inc. *	7,492	88

FRP Holdings, Inc. *	1,601	50

Griffin Industrial Realty, Inc.	779	25

Gyrodyne LLC	794	15

Marcus & Millichap, Inc. *	1,937	50

RE/MAX Holdings, Inc., Class A	2,244	98

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Real Estate – 0.3% – continued

RMR Group (The), Inc., Class A	4,132	$157

Stratus Properties, Inc. *	114	3

Trinity Place Holdings, Inc. *	1,098	11
		1,201

Real Estate Investment Trusts – 8.1%

Acadia Realty Trust	21,483	779

AG Mortgage Investment Trust, Inc.	6,628	104

Agree Realty Corp.	5,370	265

Alexander’s, Inc.	1,255	527

Altisource Residential Corp.	5,710	62

American Assets Trust, Inc.	6,700	291

American Capital Mortgage Investment Corp.	10,605	182

Anworth Mortgage Asset Corp.	19,476	96

Apollo Commercial Real Estate Finance, Inc.	21,503	352

Arbor Realty Trust, Inc.	17,644	131

Ares Commercial Real Estate Corp.	5,341	67

Armada Hoffler Properties, Inc.	6,079	81

ARMOUR Residential REIT, Inc.	5,940	134

Ashford Hospitality Prime, Inc.	4,327	61

Ashford Hospitality Trust, Inc.	18,433	109

Blackstone Mortgage Trust, Inc., Class A	8,998	265

Bluerock Residential Growth REIT, Inc.	5,608	73

Brandywine Realty Trust	44,505	695

BRT Realty Trust *	17,041	137

Capstead Mortgage Corp.	29,249	276

CareTrust REIT, Inc.	7,058	104

CatchMark Timber Trust, Inc., Class A	4,339	51

Cedar Realty Trust, Inc.	35,436	255

Chatham Lodging Trust	5,079	98

Cherry Hill Mortgage Investment Corp.	3,035	52

Chesapeake Lodging Trust	14,362	329

CIM Commercial Trust Corp. (1)	7	–

Colony Capital, Inc., Class A	15,374	280

Colony Starwood Homes	3,977	114

Community Healthcare Trust, Inc.	4,793	105

CorEnergy Infrastructure Trust, Inc.	1,427	42

CoreSite Realty Corp.	5,358	397

Corporate Office Properties Trust	17,431	494

Cousins Properties, Inc.	52,415	547

CyrusOne, Inc.	11,804	562

CYS Investments, Inc.	25,594	223

DCT Industrial Trust, Inc.	18,618	904

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Real Estate Investment Trusts – 8.1% – continued

DiamondRock Hospitality Co.	48,587	$442

DuPont Fabros Technology, Inc.	21,101	870

Dynex Capital, Inc.	25,857	192

EastGroup Properties, Inc.	7,810	575

Education Realty Trust, Inc.	19,883	858

Ellington Residential Mortgage REIT	3,582	46

Empire State Realty Trust, Inc., Class A	15,193	318

Equity Commonwealth *	17,487	528

Equity One, Inc.	21,453	657

FelCor Lodging Trust, Inc.	15,858	102

First Industrial Realty Trust, Inc.	26,846	758

First Potomac Realty Trust	11,029	101

First Real Estate Investment Trust of New Jersey	205	4

Four Corners Property Trust, Inc.	14,480	309

Franklin Street Properties Corp.	14,582	184

GEO Group (The), Inc.	26,608	633

Getty Realty Corp.	14,896	356

Gladstone Commercial Corp.	8,010	149

Gladstone Land Corp.	9,687	103

Global Net Lease, Inc.	40,888	334

Gramercy Property Trust	69,899	674

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,750	228

Healthcare Realty Trust, Inc.	24,296	828

Hersha Hospitality Trust	5,988	108

Hudson Pacific Properties, Inc.	17,952	590

InfraREIT, Inc.	4,487	81

Invesco Mortgage Capital, Inc.	31,711	483

Investors Real Estate Trust	31,079	185

iStar, Inc. *	10,357	111

Kite Realty Group Trust	20,202	560

LaSalle Hotel Properties	27,350	653

Lexington Realty Trust	49,675	512

Life Storage, Inc.	8,150	725

LTC Properties, Inc.	9,100	473

Mack-Cali Realty Corp.	21,617	588

Medical Properties Trust, Inc.	56,619	836

Monmouth Real Estate Investment Corp.	21,459	306

Monogram Residential Trust, Inc.	40,378	430

National Health Investors, Inc.	9,135	717

New Residential Investment Corp.	55,704	769

New Senior Investment Group, Inc.	10,926	126

New York Mortgage Trust, Inc.	11,092	67

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Real Estate Investment Trusts – 8.1% – continued

New York REIT, Inc.	39,359	$360

Newcastle Investment Corp.	8,347	38

One Liberty Properties, Inc.	10,281	248

Orchid Island Capital, Inc.	9,058	94

Parkway Properties, Inc.	15,421	262

Pebblebrook Hotel Trust	17,354	462

Pennsylvania Real Estate Investment Trust	15,874	366

PennyMac Mortgage Investment Trust	6,480	101

Physicians Realty Trust	31,387	676

Post Properties, Inc.	7,541	499

Potlatch Corp.	9,324	363

PS Business Parks, Inc.	3,643	414

QTS Realty Trust, Inc., Class A	6,759	357

RAIT Financial Trust	22,019	74

Ramco-Gershenson Properties Trust	19,130	358

Redwood Trust, Inc.	10,571	150

Resource Capital Corp.	5,699	73

Retail Opportunity Investments Corp.	24,070	529

Rexford Industrial Realty, Inc.	8,912	204

RLJ Lodging Trust	30,292	637

Ryman Hospitality Properties, Inc.	10,442	503

Sabra Health Care REIT, Inc.	15,745	396

Saul Centers, Inc.	2,609	174

Select Income REIT	11,426	307

Silver Bay Realty Trust Corp.	5,370	94

Sotherly Hotels, Inc.	4,154	22

STAG Industrial, Inc.	15,724	385

STORE Capital Corp.	3,800	112

Summit Hotel Properties, Inc.	21,132	278

Sun Communities, Inc.	9,515	747

Sunstone Hotel Investors, Inc.	50,544	646

Terreno Realty Corp.	10,330	284

Tier REIT, Inc.	5,812	90

UMH Properties, Inc.	18,264	218

Universal Health Realty Income Trust	3,545	223

Urban Edge Properties	21,515	605

Urstadt Biddle Properties, Inc., Class A	3,858	86

Washington Prime Group, Inc.	44,850	555

Washington Real Estate Investment Trust	16,457	512

Western Asset Mortgage Capital Corp.	7,184	75

Whitestone REIT	5,384	75

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Real Estate Investment Trusts – 8.1% – continued

Winthrop Realty Trust *	9,142	$76

Xenia Hotels & Resorts, Inc.	27,021	410

ZAIS Financial Corp.	3,313	48
		39,999

Recreational Facilities & Services – 0.5%

AMC Entertainment Holdings, Inc., Class A	5,308	165

Bowl America, Inc., Class A	492	7

Carmike Cinemas, Inc. *	3,169	104

ClubCorp Holdings, Inc.	4,487	65

International Speedway Corp., Class A	8,631	288

Marcus (The) Corp.	2,543	64

RCI Hospitality Holdings, Inc.	13,518	156

Reading International, Inc., Class A *	3,359	45

SeaWorld Entertainment, Inc.	18,355	247

Speedway Motorsports, Inc.	5,361	96

Town Sports International Holdings, Inc. *	2,721	8

Vail Resorts, Inc.	6,441	1,010
		2,255

Renewable Energy – 0.6%

Advanced Energy Industries, Inc. *	10,211	483

Canadian Solar, Inc. *	9,176	126

EnerSys	12,367	856

Green Plains, Inc.	10,520	276

Pacific Ethanol, Inc. *	5,812	40

Renewable Energy Group, Inc. *	5,049	43

REX American Resources Corp. *	5,831	494

Silver Spring Networks, Inc. *	9,789	139

SolarEdge Technologies, Inc. *	12,645	218

SunPower Corp. *	7,364	66

Sunworks, Inc. *	27,735	71

Ultralife Corp. *	846	3
		2,815

Retail – Consumer Staples – 0.8%

Big Lots, Inc.	11,504	549

Casey’s General Stores, Inc.	8,851	1,063

Five Below, Inc. *	14,784	596

Fred’s, Inc., Class A	6,574	60

Ingles Markets, Inc., Class A	9,564	378

PriceSmart, Inc.	3,424	287

SpartanNash Co.	12,913	373

	NUMBER OF SHARES	VALUE (000s)
Retail – Consumer Staples – 0.8% – continued

SUPERVALU, Inc. *	47,308	$236

Village Super Market, Inc., Class A	1,475	47

Weis Markets, Inc.	3,971	211
		3,800

Retail – Discretionary – 2.8%

1-800-Flowers.com, Inc., Class A *	3,801	35

Abercrombie & Fitch Co., Class A	18,761	298

American Eagle Outfitters, Inc.	48,740	870

America’s Car-Mart, Inc. *	2,586	94

Asbury Automotive Group, Inc. *	8,400	468

Ascena Retail Group, Inc. *	43,905	245

Barnes & Noble Education, Inc. *	4,328	41

Barnes & Noble, Inc.	14,784	167

Beacon Roofing Supply, Inc. *	13,806	581

Big 5 Sporting Goods Corp.	708	10

Blue Nile, Inc.	8,219	283

BMC Stock Holdings, Inc. *	4,487	80

Buckle (The), Inc.	8,295	199

Build-A-Bear Workshop, Inc. *	3,991	41

Builders FirstSource, Inc. *	7,549	87

Caleres, Inc.	13,136	332

Cato (The) Corp., Class A	6,822	224

Chico’s FAS, Inc.	35,995	428

Children’s Place (The), Inc.	5,746	459

Christopher & Banks Corp. *	2,528	4

Citi Trends, Inc.	3,058	61

Conn’s, Inc. *	2,350	24

Destination Maternity Corp.	659	5

DSW, Inc., Class A	13,459	276

Ethan Allen Interiors, Inc.	5,651	177

Express, Inc. *	22,801	269

Finish Line (The), Inc., Class A	13,956	322

FirstCash, Inc.	15,159	714

Francesca’s Holdings Corp. *	7,035	109

Freshpet, Inc. *	12,543	108

Genesco, Inc. *	5,421	295

Group 1 Automotive, Inc.	6,310	403

Guess?, Inc.	16,622	243

Haverty Furniture Cos., Inc.	10,057	202

hhgregg, Inc. *	70,900	130

Hibbett Sports, Inc. *	5,253	210

HSN, Inc.	11,733	467

J.C. Penney Co., Inc. *	10,456	96

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Retail – Discretionary – 2.8% – continued

Kirkland’s, Inc. *	4,438	$54

Liquidity Services, Inc. *	24,625	277

Lithia Motors, Inc., Class A	5,204	497

Lumber Liquidators Holdings, Inc. *	2,016	40

MarineMax, Inc. *	7,545	158

Monro Muffler Brake, Inc.	8,537	522

New York & Co., Inc. *	817	2

Overstock.com, Inc. *	4,172	64

Penske Automotive Group, Inc.	10,031	483

PetMed Express, Inc.	12,158	247

Pier 1 Imports, Inc.	22,736	96

Restoration Hardware Holdings, Inc. *	7,224	250

Rush Enterprises, Inc., Class A *	11,859	290

Select Comfort Corp. *	13,758	297

Shoe Carnival, Inc.	8,929	238

Sonic Automotive, Inc., Class A	8,107	152

Stage Stores, Inc.	7,073	40

Stein Mart, Inc.	3,440	22

Tailored Brands, Inc.	7,209	113

Tile Shop Holdings, Inc. *	5,302	88

Tuesday Morning Corp. *	2,389	14

Vera Bradley, Inc. *	14,104	214

Vitamin Shoppe, Inc. *	8,109	218

West Marine, Inc. *	804	7

Winmark Corp.	1,450	153

Zumiez, Inc. *	11,949	215
		13,808

Semiconductors – 3.5%

Alpha & Omega Semiconductor Ltd. *	12,339	268

Ambarella, Inc. *	7,954	586

Amkor Technology, Inc. *	23,903	232

Brooks Automation, Inc.	20,680	282

Cabot Microelectronics Corp.	2,791	148

Cavium, Inc. *	15,754	917

CEVA, Inc. *	5,506	193

Cirrus Logic, Inc. *	16,145	858

Coherent, Inc. *	6,090	673

Cohu, Inc.	14,438	170

Cypress Semiconductor Corp.	72,849	886

Diodes, Inc. *	12,301	263

DSP Group, Inc. *	2,566	31

Electro Scientific Industries, Inc. *(1)	48	–

Entegris, Inc. *	35,785	623

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Semiconductors – 3.5% – continued

Exar Corp. *	12,145	$113

FormFactor, Inc. *	4,705	51

II-VI, Inc. *	11,601	282

Integrated Device Technology, Inc. *	34,651	800

Intersil Corp., Class A	31,926	700

InvenSense, Inc. *	8,911	66

IXYS Corp.	10,483	126

Kulicke & Soffa Industries, Inc. *	22,247	288

Lattice Semiconductor Corp. *	37,172	241

MACOM Technology Solutions Holdings, Inc. *	3,160	134

MaxLinear, Inc., Class A *	14,072	285

Microsemi Corp. *	27,746	1,165

MKS Instruments, Inc.	13,688	681

Monolithic Power Systems, Inc.	10,061	810

Nanometrics, Inc. *	7,427	166

NVE Corp.	3,280	193

Park Electrochemical Corp.	5,081	88

Photronics, Inc. *	11,974	123

Power Integrations, Inc.	7,574	477

Rambus, Inc. *	29,504	369

Rudolph Technologies, Inc. *	9,070	161

Semtech Corp. *	16,977	471

Silicon Laboratories, Inc. *	9,130	537

Synaptics, Inc. *	8,288	486

Tessera Technologies, Inc.	13,433	516

Ultratech, Inc. *	5,610	130

Universal Display Corp. *	12,978	720

Veeco Instruments, Inc. *	13,459	264

Vishay Intertechnology, Inc.	34,594	487

Xcerra Corp. *	16,372	99
		17,159

Software – 5.1%

2U, Inc. *	2,552	98

ACI Worldwide, Inc. *	30,321	588

Actua Corp. *	9,628	125

Acxiom Corp. *	19,922	531

Agilysys, Inc. *	9,327	104

Allscripts Healthcare Solutions, Inc. *	26,104	344

American Software, Inc., Class A	15,553	173

Apigee Corp. *	8,881	154

Appfolio, Inc., Class A *	7,749	151

Aspen Technology, Inc. *	21,813	1,021

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Software – 5.1% – continued

AVG Technologies N.V. *	11,930	$298

Avid Technology, Inc. *	7,155	57

Aware, Inc. *	683	4

Barracuda Networks, Inc. *	10,095	257

Blackbaud, Inc.	11,980	795

BroadSoft, Inc. *	7,442	346

Callidus Software, Inc. *	7,608	140

ChannelAdvisor Corp. *	8,158	105

CommVault Systems, Inc. *	11,590	616

Computer Programs & Systems, Inc.	4,102	107

Concurrent Computer Corp.	13,723	75

Cornerstone OnDemand, Inc. *	13,815	635

Cvent, Inc. *	711	23

CyberArk Software Ltd. *	8,464	420

Datawatch Corp. *	800	6

Digi International, Inc. *	9,994	114

Ebix, Inc.	7,647	435

eGain Corp. *(1)	97	–

Envestnet, Inc. *	9,839	359

Epiq Systems, Inc.	13,591	224

Evolent Health, Inc., Class A *	6,839	168

Exa Corp. *	10,314	166

Fleetmatics Group PLC *	9,789	587

Guidance Software, Inc. *	5,506	33

Hortonworks, Inc. *	4,487	37

Imperva, Inc. *	8,158	438

inContact, Inc. *	7,752	108

InnerWorkings, Inc. *	1,224	12

Interactive Intelligence Group, Inc. *	5,790	348

iPass, Inc. *	1,702	3

j2 Global, Inc.	12,338	822

KEYW Holding (The) Corp. *	12,441	137

Lionbridge Technologies, Inc. *	2,623	13

LivePerson, Inc. *	11,418	96

LogMeIn, Inc.	5,133	464

Manhattan Associates, Inc. *	22,293	1,284

Mentor Graphics Corp.	23,496	621

MicroStrategy, Inc., Class A *	2,427	406

MINDBODY, Inc., Class A *	8,158	160

Monotype Imaging Holdings, Inc.	10,195	225

NeuStar, Inc., Class A *	14,174	377

Omnicell, Inc. *	9,716	372

Park City Group, Inc. *	1,733	20

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Software – 5.1% – continued

Paycom Software, Inc. *	8,056	$404

Paylocity Holding Corp. *	5,098	227

PDF Solutions, Inc. *	13,465	245

pdvWireless, Inc. *	5,506	126

Pegasystems, Inc.	14,436	426

Progress Software Corp. *	9,752	265

Proofpoint, Inc. *	10,095	756

PROS Holdings, Inc. *	12,141	274

PTC, Inc. *	14,071	623

Q2 Holdings, Inc. *	1,172	34

QAD, Inc., Class B	701	14

Quality Systems, Inc.	6,000	68

Qualys, Inc. *	8,668	331

Rapid7, Inc. *	9,074	160

RealPage, Inc. *	13,516	347

Rosetta Stone, Inc. *	10,095	86

Seachange International, Inc. *	1,364	4

Simulations Plus, Inc.	10,299	91

SPS Commerce, Inc. *	4,778	351

Synchronoss Technologies, Inc. *	18,902	778

Take-Two Interactive Software, Inc. *	21,566	972

Tangoe, Inc. *	1,937	16

TubeMogul, Inc. *	10,910	102

Tyler Technologies, Inc. *	8,048	1,378

Varonis Systems, Inc. *	2,550	77

VASCO Data Security International, Inc. *	12,050	212

Verint Systems, Inc. *	15,630	588

VirnetX Holding Corp. *	5,098	16

Web.com Group, Inc. *	13,670	236

Zedge, Inc., Class B *	2,132	7

Zendesk, Inc. *	9,585	294

Zynga, Inc., Class A *	137,554	400
		25,110

Specialty Finance – 2.1%

Aircastle Ltd.	17,737	352

Altisource Portfolio Solutions S.A. *	4,283	139

Arlington Asset Investment Corp., Class A	496	7

Blackhawk Network Holdings, Inc. *	11,394	344

Cardtronics PLC, Class A *	11,503	513

Cass Information Systems, Inc.	2,589	147

Ellie Mae, Inc. *	7,550	795

Encore Capital Group, Inc. *	5,082	114

Enova International, Inc. *	1,668	16

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Specialty Finance – 2.1% – continued

Essent Group Ltd. *	9,687	$258

Euronet Worldwide, Inc. *	10,672	873

Everi Holdings, Inc. *	5,226	13

Federal Agricultural Mortgage Corp., Class C	100	4

First American Financial Corp.	14,938	587

Flagstar Bancorp, Inc. *	4,360	121

GATX Corp.	11,420	509

Green Dot Corp., Class A *	8,972	207

HFF, Inc., Class A	6,459	179

HomeStreet, Inc. *	4,609	116

Investors Title Co.	2,084	207

LendingClub Corp. *	67,823	419

LendingTree, Inc. *	2,061	200

Liberty Tax, Inc.	817	10

Meta Financial Group, Inc.	5,153	312

MGIC Investment Corp. *	83,211	666

MoneyGram International, Inc. *	59	–

Nelnet, Inc., Class A	9,413	380

Net 1 UEPS Technologies, Inc. *	8,646	74

NewStar Financial, Inc. *	1,780	17

Ocwen Financial Corp. *	19,360	71

PennyMac Financial Services, Inc., Class A *	4,181	71

PHH Corp. *	7,701	111

PRA Group, Inc. *	15,764	545

Stewart Information Services Corp.	8,878	395

Walker & Dunlop, Inc. *	8,056	204

Walter Investment Management Corp. *	6,437	26

WEX, Inc. *	10,151	1,097

Willis Lease Finance Corp. *	2,017	48

World Acceptance Corp. *	7,514	368
		10,515

Technology Services – 3.1%

AstroNova, Inc.	4,490	67

Black Box Corp.	1,212	17

Bottomline Technologies de, Inc. *	10,654	248

CACI International, Inc., Class A *	6,155	621

Ciber, Inc. *	6,551	8

Computer Services, Inc.	2,342	89

comScore, Inc. *	28,044	860

Convergys Corp.	25,309	770

CoreLogic, Inc. *	13,141	515

CSG Systems International, Inc.	8,656	358

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Technology Services – 3.1% – continued

Cubic Corp.	7,251	$339

Endurance International Group Holdings, Inc. *	9,483	83

Engility Holdings, Inc. *	7,588	239

EPAM Systems, Inc. *	12,475	865

EVERTEC, Inc.	17,232	289

ExlService Holdings, Inc. *	8,477	423

Fair Isaac Corp.	10,739	1,338

Forrester Research, Inc.	4,854	189

Globant S.A. *	4,283	180

ICF International, Inc. *	6,401	284

Luxoft Holding, Inc. *	4,851	256

ManTech International Corp., Class A	5,302	200

MarketAxess Holdings, Inc.	5,886	975

Mattersight Corp. *	1,693	7

MAXIMUS, Inc.	21,140	1,196

Medidata Solutions, Inc. *	14,214	793

NCI, Inc., Class A	3,364	39

NIC, Inc.	16,057	377

Perficient, Inc. *	8,996	181

Science Applications International Corp.	11,739	814

StarTek, Inc. *	835	5

Sykes Enterprises, Inc. *	15,567	438

Syntel, Inc.	13,807	579

TeleTech Holdings, Inc.	7,622	221

TESSCO Technologies, Inc.	3,826	47

Travelport Worldwide Ltd.	29,469	443

Unisys Corp. *	541	5

Virtusa Corp. *	8,972	221

WageWorks, Inc. *	9,911	604
		15,183

Telecom – 1.1%

8x8, Inc. *	15,858	245

ATN International, Inc.	3,248	211

Cincinnati Bell, Inc. *	57,799	236

Cogent Communications Holdings, Inc.	17,834	656

Consolidated Communications Holdings, Inc.	13,590	343

DigitalGlobe, Inc. *	17,868	491

EarthLink Holdings Corp.	42,826	265

FairPoint Communications, Inc. *	4,079	61

General Communication, Inc., Class A *	12,335	170

Globalstar, Inc. *	76,000	92

Gogo, Inc. *	7,851	87

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Telecom – 1.1% – continued

GTT Communications, Inc. *	11,216	$264

Hawaiian Telcom Holdco, Inc. *	6,731	151

IDT Corp., Class B	6,399	110

Inteliquent, Inc.	11,726	189

Intelsat S.A. *	1,400	4

Internap Corp. *	4,136	7

Iridium Communications, Inc. *	13,868	112

Lumos Networks Corp. *	5,764	81

RigNet, Inc. *	3,981	60

Shenandoah Telecommunications Co.	13,000	354

Spok Holdings, Inc.	10,359	185

Straight Path Communications, Inc., Class B *	9,669	248

Vonage Holdings Corp. *	32,222	213

West Corp.	14,480	320

Windstream Holdings, Inc.	12,847	129

Zix Corp. *	3,466	14
		5,298

Transportation & Logistics – 1.4%

Air T, Inc. *	510	10

Air Transport Services Group, Inc. *	15,525	223

ArcBest Corp.	4,079	78

Atlas Air Worldwide Holdings, Inc. *	6,975	299

Celadon Group, Inc.	16,427	144

Covenant Transportation Group, Inc., Class A *	7,127	138

DHT Holdings, Inc.	10,095	42

Dorian LPG Ltd. *	1,085	6

Echo Global Logistics, Inc. *	11,216	259

Forward Air Corp.	8,607	372

GasLog Ltd.	3,266	47

Golar LNG Ltd.	17,871	379

Heartland Express, Inc.	16,856	318

Hornbeck Offshore Services, Inc. *	4,695	26

Knight Transportation, Inc.	14,082	404

Marten Transport Ltd.	7,457	157

Matson, Inc.	12,135	484

Mobile Mini, Inc.	12,835	388

Navigator Holdings Ltd. *	3,875	28

Nordic American Tankers Ltd.	12,913	130

Overseas Shipholding Group, Inc., Class A *	220	2

P.A.M. Transportation Services, Inc. *	3,254	65

Patriot Transportation Holding, Inc. *	465	10

Providence and Worcester Railroad Co.	8,225	204

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Transportation & Logistics – 1.4% – continued

Saia, Inc. *	8,331	$250

Scorpio Tankers, Inc.	48,518	225

Ship Finance International Ltd.	17,726	261

Swift Transportation Co. *	24,473	525

Tsakos Energy Navigation Ltd.	8,056	39

Universal Logistics Holdings, Inc.	4,791	64

USA Truck, Inc. *	10,144	104

Werner Enterprises, Inc.	12,318	287

XPO Logistics, Inc. *	19,949	731
		6,699

Transportation Equipment – 0.3%

American Railcar Industries, Inc.	5,679	235

Conrad Industries, Inc.	2,656	66

FreightCar America, Inc.	4,433	64

Greenbrier (The) Cos., Inc.	9,317	329

Meritor, Inc. *	28,652	319

Spartan Motors, Inc.	29,111	279

Wabash National Corp. *	17,594	250
		1,542

Utilities – 3.6%

ALLETE, Inc.	13,589	810

American States Water Co.	10,479	420

Artesian Resources Corp., Class A	7,412	212

Atlantica Yield PLC	8,500	162

Avista Corp.	17,305	723

Black Hills Corp.	8,497	520

California Water Service Group	13,276	426

Chesapeake Utilities Corp.	4,814	294

Connecticut Water Service, Inc.	6,620	329

Consolidated Water Co. Ltd.	14,928	173

Delta Natural Gas Co., Inc.	2,813	67

Dynegy, Inc. *	23,472	291

El Paso Electric Co.	14,291	668

Empire District Electric (The) Co.	5,189	177

IDACORP, Inc.	13,955	1,092

MGE Energy, Inc.	9,652	545

Middlesex Water Co.	10,063	355

New Jersey Resources Corp.	22,708	746

Northwest Natural Gas Co.	7,553	454

NorthWestern Corp.	13,066	752

NRG Yield, Inc., Class A	8,358	136

NRG Yield, Inc., Class C	3,777	64

ONE Gas, Inc.	14,550	900

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Utilities – 3.6% – continued

Ormat Technologies, Inc.	10,282	$498

Otter Tail Corp.	10,401	360

Pattern Energy Group, Inc.	15,499	349

Piedmont Natural Gas Co., Inc.	11,834	711

PNM Resources, Inc.	22,089	723

Portland General Electric Co.	24,716	1,053

RGC Resources, Inc.	593	14

SJW Corp.	7,541	329

South Jersey Industries, Inc.	18,043	533

Southwest Gas Corp.	13,066	913

Spire, Inc.	12,017	766

Talen Energy Corp. *	15,300	212

Unitil Corp.	3,954	154

WGL Holdings, Inc.	13,748	862

York Water (The) Co.	3,920	116
		17,909

Waste & Environment Services & Equipment – 0.6%

Advanced Emissions Solutions, Inc. *	5,098	38

Cantel Medical Corp.	9,277	723

CECO Environmental Corp.	6,995	79

CLARCOR, Inc.	13,962	908

Covanta Holding Corp.	17,538	270

Heritage-Crystal Clean, Inc. *	508	7

Sharps Compliance Corp. *	1,999	9

Tetra Tech, Inc.	17,127	607

US Ecology, Inc.	5,001	224

Vertex Energy, Inc. *	9,500	11
		2,876
Total Common Stocks
(Cost $400,260)		481,952

RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Dyax Corp. (Contingent Value Rights) *(2)	3,415	–

Forest Laboratories, Inc. (Contingent Value Rights) *(2)	3,326	–
		–

Medical Equipment & Devices – 0.0%

American Medical Alert Corp. *(2)	13,109	–
Total Rights
(Cost $ – )		–

	NUMBER OF SHARES	VALUE (000s)

OTHER – 0.0%

Escrow Adolor Corp. *(2)	1,241	$–
Total Other
(Cost $ – )		–

INVESTMENT COMPANIES – 1.9%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(3)(4)	9,347,781	9,348
Total Investment Companies
(Cost $9,348)		9,348

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.42%, 3/2/17 (5)(6)	$497	$496
Total Short Term Investments
(Cost $496)		496

Total Investments – 100.0%
(Cost $410,104)		491,796

Other Assets less Liabilities – 0.0%		239
NET ASSETS – 100.0%		$492,035

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of September 30, 2016 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Russell 2000 Mini Index	79	$9,861	Long	12/16	$207

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.7%
Consumer Staples	2.9
Energy	3.3
Financials	16.7
Health Care	14.6
Industrials	14.5
Information Technology	18.4
Materials	4.6
Real Estate	7.8
Telecommunication Services	0.8
Utilities	3.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Aerospace & Defense	$6,975	$5	$–	$6,980
Banking	49,550	235	–	49,785
Electrical Equipment	9,085	194	–	9,279
Gaming, Lodging & Restaurants	13,211	75	–	13,286
Home & Office Products	8,212	14	–	8,226
Insurance	12,643	11	–	12,654
Real Estate Investment Trusts	39,919	4	76	39,999
Recreational Facilities & Services	2,248	7	–	2,255
All Other Industries (1)	339,488	–	–	339,488
Total Common Stocks	481,331	545	76	481,952
Investment Companies	9,348	–	–	9,348
Short-Term Investments	–	496	–	496
Total Investments	$490,679	$1,041	$76	$491,796

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$207	$–	$–	$207

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Values (000s)	Reason
Common Stocks
Aerospace & Defense	$5	Valuations at bid price
Banking	154	Valuations at bid price
Electrical Equipment	194	Valuations at bid price
Game, Lodging & Restaurants	75	Valuations at bid price
Insurance	11	Valuations at bid price
Total	$439

At September 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000s)	Reason
Common Stocks
Banking	$4	Valuations at official close price

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/16 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/16 (000s)

Common Stocks

Real Estate Investment Trusts	$–	$–	$–	$–	$–	$76	$–	$76	$7

The Fund valued the securities included in the Balance as of 9/30/16 above using valuations provided by a third party provider.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6%

Aerospace & Defense – 1.5%

AAR Corp.	393,441	$12,322

Ducommun, Inc. *	26,409	603

Esterline Technologies Corp. *	190,215	14,464

Moog, Inc., Class A *	174,951	10,417

Orbital ATK, Inc.	78,028	5,948

Woodward, Inc.	45,544	2,846
		46,600

Apparel & Textile Products – 0.5%

Columbia Sportswear Co.	35,589	2,020

Deckers Outdoor Corp. *	104,352	6,214

Iconix Brand Group, Inc. *	187,108	1,519

Movado Group, Inc.	58,782	1,263

Perry Ellis International, Inc. *	104,102	2,007

Unifi, Inc. *	128,484	3,781
		16,804

Asset Management – 0.4%

Calamos Asset Management, Inc., Class A	172,263	1,175

Janus Capital Group, Inc.	739,936	10,366
		11,541

Automotive – 1.3%

Cooper Tire & Rubber Co.	405,749	15,427

Cooper-Standard Holding, Inc. *	45,572	4,502

Miller Industries, Inc.	116,046	2,645

Modine Manufacturing Co. *	72,121	855

Standard Motor Products, Inc.	169,801	8,110

Strattec Security Corp.	2,029	72

Superior Industries International, Inc.	305,917	8,920
		40,531

Banking – 19.2%

1st Source Corp.	16,901	603

Arrow Financial Corp.	15,519	509

Astoria Financial Corp.	472,445	6,898

BancFirst Corp.	59,874	4,341

BancorpSouth, Inc.	511,733	11,872

Bank of Marin Bancorp	3,812	190

BankFinancial Corp.	122,321	1,553

Banner Corp.	35,166	1,538

Berkshire Hills Bancorp, Inc.	90,734	2,514

BNC Bancorp	40,536	986

Boston Private Financial Holdings, Inc.	142,189	1,824

Brookline Bancorp, Inc.	184,910	2,254

Bryn Mawr Bank Corp.	18,787	601

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Banking – 19.2% – continued

Cardinal Financial Corp.	212,367	$5,541

Cathay General Bancorp	495,258	15,244

Central Pacific Financial Corp.	36,237	913

Chemical Financial Corp.	350,572	15,471

City Holding Co.	134,888	6,784

CNB Financial Corp.	7,354	156

CoBiz Financial, Inc.	18,617	248

Columbia Banking System, Inc.	140,790	4,607

Community Bank System, Inc.	406,421	19,553

Community Trust Bancorp, Inc.	172,961	6,419

CVB Financial Corp.	515,262	9,074

Dime Community Bancshares, Inc.	441,514	7,400

Financial Institutions, Inc.	49,020	1,329

First Busey Corp.	26,980	610

First Commonwealth Financial Corp.	163,324	1,648

First Defiance Financial Corp.	6,129	274

First Financial Bancorp	466,672	10,192

First Financial Corp.	128,042	5,209

First Merchants Corp.	236,688	6,331

First Midwest Bancorp, Inc.	511,410	9,901

Flushing Financial Corp.	409,857	9,722

FNB Corp.	1,095,231	13,471

Fulton Financial Corp.	292,805	4,252

German American Bancorp, Inc.	6,021	234

Glacier Bancorp, Inc.	184,605	5,265

Great Southern Bancorp, Inc.	19,360	788

Hanmi Financial Corp.	85,724	2,258

Heartland Financial USA, Inc.	146,407	5,281

Heritage Financial Corp.	89,363	1,604

Home BancShares, Inc.	641,658	13,353

Hope Bancorp, Inc.	729,988	12,680

Huntington Bancshares, Inc.	1,106,838	10,913

IBERIABANK Corp.	141,975	9,529

Independent Bank Corp.	185,295	10,023

International Bancshares Corp.	530,721	15,805

Investors Bancorp, Inc.	723,783	8,693

Lakeland Bancorp, Inc.	352,527	4,949

Lakeland Financial Corp.	167,100	5,919

LegacyTexas Financial Group, Inc.	41,250	1,305

MainSource Financial Group, Inc.	64,714	1,615

MB Financial, Inc.	73,372	2,791

MidWestOne Financial Group, Inc.	5,253	160

NBT Bancorp, Inc.	267,987	8,809

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Banking – 19.2% – continued

Northwest Bancshares, Inc.	539,455	$8,475

OceanFirst Financial Corp.	149,787	2,885

OFG Bancorp	152,755	1,544

Oritani Financial Corp.	130,025	2,044

Pacific Continental Corp.	8,870	149

Park National Corp.	76,711	7,364

Peapack Gladstone Financial Corp.	7,020	157

Pinnacle Financial Partners, Inc.	185,176	10,014

Preferred Bank	8,879	317

PrivateBancorp, Inc.	465,146	21,360

Prosperity Bancshares, Inc.	396,623	21,771

Provident Financial Services, Inc.	763,482	16,209

Renasant Corp.	296,391	9,968

S&T Bancorp, Inc.	239,966	6,957

Sandy Spring Bancorp, Inc.	121,540	3,717

Sierra Bancorp	144,560	2,712

Simmons First National Corp., Class A	42,627	2,127

South State Corp.	133,244	9,999

Southwest Bancorp, Inc.	8,656	164

Sterling Bancorp	532,416	9,317

Stock Yards Bancorp, Inc.	10,087	332

Texas Capital Bancshares, Inc. *	175,851	9,658

TriCo Bancshares	157,951	4,228

TrustCo Bank Corp. NY	137,996	978

Trustmark Corp.	514,776	14,187

UMB Financial Corp.	267,820	15,922

Umpqua Holdings Corp.	493,279	7,424

Union Bankshares Corp.	404,769	10,836

United Bankshares, Inc.	389,129	14,658

United Community Financial Corp. *	27,860	198

United Financial Bancorp, Inc.	356,245	4,930

Univest Corp. of Pennsylvania	24,377	569

Valley National Bancorp	218,029	2,121

Washington Federal, Inc.	629,542	16,796

Washington Trust Bancorp, Inc.	162,903	6,552

Webster Financial Corp.	569,411	21,643

WesBanco, Inc.	190,256	6,256

West Bancorporation, Inc.	9,293	182

Westamerica Bancorporation	23,925	1,217

Wintrust Financial Corp.	186,705	10,375

WSFS Financial Corp.	313,464	11,438
		609,756

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Biotechnology & Pharmaceuticals – 0.8%

Aceto Corp.	415,611	$7,892

Aptevo Therapeutics, Inc. *	27,613	71

Cambrex Corp. *	31,800	1,414

Celldex Therapeutics, Inc. *	327,373	1,323

Chimerix, Inc. *	73,494	407

Emergent BioSolutions, Inc. *	67,770	2,137

Esperion Therapeutics, Inc. *	164,953	2,285

Impax Laboratories, Inc. *	53,533	1,269

Infinity Pharmaceuticals, Inc. *	122,760	191

Karyopharm Therapeutics, Inc. *	13,535	132

Nutraceutical International Corp. *	117,235	3,662

PDL BioPharma, Inc.	565,220	1,893

PTC Therapeutics, Inc. *	86,934	1,218

SciClone Pharmaceuticals, Inc. *	69,972	717

Tetraphase Pharmaceuticals, Inc. *	222,677	853

Zafgen, Inc. *	85,337	282
		25,746

Chemicals – 2.8%

A. Schulman, Inc.	238,053	6,932

Cabot Corp.	179,725	9,419

H.B. Fuller Co.	228,411	10,614

Innophos Holdings, Inc.	83,332	3,253

Innospec, Inc.	9,507	578

Materion Corp.	285,928	8,781

Minerals Technologies, Inc.	239,277	16,915

Olin Corp.	514,632	10,560

Rayonier Advanced Materials, Inc.	131,258	1,755

Sensient Technologies Corp.	247,071	18,728
		87,535

Commercial Services – 2.6%

ABM Industries, Inc.	440,702	17,496

Barrett Business Services, Inc.	35,385	1,755

CBIZ, Inc. *	77,073	862

CEB, Inc.	22,873	1,246

Cimpress N.V. *	48,113	4,868

Ennis, Inc.	341,826	5,760

FTI Consulting, Inc. *	25,637	1,142

G&K Services, Inc., Class A	185,313	17,696

Kforce, Inc.	140,217	2,873

Korn/Ferry International	380,706	7,995

R.R. Donnelley & Sons Co. *	12,764	201

Resources Connection, Inc.	93,424	1,396

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Commercial Services – 2.6% – continued

SP Plus Corp. *	10,558	$270

UniFirst Corp.	49,926	6,583

Viad Corp.	294,394	10,854
		80,997

Construction Materials – 0.1%

Universal Forest Products, Inc.	24,423	2,405

Consumer Products – 2.1%

Cal-Maine Foods, Inc.	50,935	1,963

Central Garden & Pet Co., Class A *	28,278	701

Darling Ingredients, Inc. *	565,095	7,634

Fresh Del Monte Produce, Inc.	38,991	2,336

Helen of Troy Ltd. *	220,061	18,963

Inter Parfums, Inc.	192,146	6,201

Sanderson Farms, Inc.	74,966	7,222

Snyder’s-Lance, Inc.	102,423	3,439

TreeHouse Foods, Inc. *	62,248	5,427

Universal Corp.	242,546	14,121
		68,007

Consumer Services – 0.4%

Aaron’s, Inc.	235,978	5,999

Matthews International Corp., Class A	83,645	5,082
		11,081

Containers & Packaging – 0.4%

Multi-Color Corp.	136,041	8,979

Myers Industries, Inc.	375,453	4,877
		13,856

Design, Manufacturing & Distribution – 1.9%

Benchmark Electronics, Inc. *	524,724	13,092

CTS Corp.	408,451	7,597

Fabrinet *	75,895	3,384

Plexus Corp. *	294,501	13,777

Sanmina Corp. *	845,538	24,072
		61,922

Distributors – Consumer Staples – 0.5%

Andersons (The), Inc.	280,429	10,146

Core-Mark Holding Co., Inc.	161,938	5,797
		15,943

Distributors – Discretionary – 2.4%

ePlus, Inc. *	8,167	771

Essendant, Inc.	295,116	6,056

FTD Cos., Inc. *	213,293	4,388

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Distributors – Discretionary – 2.4% – continued

Insight Enterprises, Inc. *	522,312	$17,001

PC Connection, Inc.	274,817	7,261

ScanSource, Inc. *	33,369	1,218

SYNNEX Corp.	302,464	34,514

Tech Data Corp. *	58,450	4,951
		76,160

Electrical Equipment – 0.6%

ESCO Technologies, Inc.	45,107	2,094

Watts Water Technologies, Inc., Class A	271,332	17,593
		19,687

Engineering & Construction Services – 1.4%

Comfort Systems USA, Inc.	330,142	9,676

Dycom Industries, Inc. *	13,471	1,102

EMCOR Group, Inc.	293,483	17,497

Granite Construction, Inc.	255,751	12,721

Great Lakes Dredge & Dock Corp. *	245,849	861

MYR Group, Inc. *	48,289	1,454

VSE Corp.	6,324	215
		43,526

Forest & Paper Products – 0.9%

Domtar Corp.	309,172	11,480

Mercer International, Inc.	560,846	4,750

Neenah Paper, Inc.	49,039	3,875

P.H. Glatfelter Co.	411,807	8,928
		29,033

Gaming, Lodging & Restaurants – 0.7%

Belmond Ltd., Class A *	169,780	2,158

Bob Evans Farms, Inc.	231,939	8,883

DineEquity, Inc.	20,793	1,647

Marriott Vacations Worldwide Corp.	71,250	5,224

Monarch Casino & Resort, Inc. *	10,534	265

Texas Roadhouse, Inc.	100,025	3,904
		22,081

Hardware – 1.4%

Comtech Telecommunications Corp.	148,388	1,901

Electronics For Imaging, Inc. *	164,907	8,067

Finisar Corp. *	742,156	22,116

Mercury Systems, Inc. *	52,199	1,282

NETGEAR, Inc. *	40,344	2,440

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Hardware – 1.4% – continued

NetScout Systems, Inc. *	146,856	$4,296

PC-Tel, Inc.	203,004	1,074

Plantronics, Inc.	43,950	2,284
		43,460

Health Care Facilities & Services – 2.7%

Amedisys, Inc. *	194,764	9,240

Amsurg Corp. *	298,822	20,036

Capital Senior Living Corp. *	151,334	2,542

Community Health Systems, Inc. *	178,960	2,065

HealthSouth Corp.	131,869	5,350

Kindred Healthcare, Inc.	299,224	3,058

LHC Group, Inc. *	32,557	1,201

Magellan Health, Inc. *	190,049	10,211

Medcath Corp. *	106,845	–

National HealthCare Corp.	22,544	1,488

OvaScience, Inc. *	95,607	684

Owens & Minor, Inc.	161,025	5,592

Select Medical Holdings Corp. *	241,053	3,254

Triple-S Management Corp., Class B *	267,160	5,859

VCA, Inc. *	89,437	6,259

WellCare Health Plans, Inc. *	86,896	10,175
		87,014

Home & Office Products – 1.4%

ACCO Brands Corp. *	274,809	2,649

Beazer Homes USA, Inc. *	312,360	3,642

CalAtlantic Group, Inc.	217,586	7,276

CSS Industries, Inc.	104,422	2,671

Griffon Corp.	524,957	8,930

Hooker Furniture Corp.	121,675	2,980

La-Z-Boy, Inc.	300,202	7,373

MDC Holdings, Inc.	76,130	1,964

Meritage Homes Corp. *	178,338	6,188

Steelcase, Inc., Class A	74,037	1,029
		44,702

Industrial Services – 0.2%

Applied Industrial Technologies, Inc.	49,991	2,336

Kaman Corp.	80,027	3,515

McGrath RentCorp	37,593	1,192
		7,043

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Institutional Financial Services – 0.3%

GAIN Capital Holdings, Inc.	42,108	$260

Stifel Financial Corp. *	199,844	7,684
		7,944

Insurance – 5.0%

American Equity Investment Life Holding Co.	571,497	10,133

AMERISAFE, Inc.	123,301	7,248

Argo Group International Holdings Ltd.	51,494	2,905

CNO Financial Group, Inc.	780,454	11,917

EMC Insurance Group, Inc.	130,063	3,503

Employers Holdings, Inc.	345,630	10,310

Endurance Specialty Holdings Ltd.	190,429	12,464

Enstar Group Ltd. *	9,258	1,523

FBL Financial Group, Inc., Class A	77,194	4,938

Federated National Holding Co.	8,025	150

Horace Mann Educators Corp.	423,793	15,532

Infinity Property & Casualty Corp.	6,498	537

Kemper Corp.	75,985	2,988

Maiden Holdings Ltd.	106,702	1,354

Navigators Group (The), Inc.	160,383	15,544

Primerica, Inc.	373,458	19,804

ProAssurance Corp.	75,049	3,939

Radian Group, Inc.	335,829	4,550

RLI Corp.	200,641	13,716

Selective Insurance Group, Inc.	225,164	8,975

United Fire Group, Inc.	158,790	6,720
		158,750

Iron & Steel – 0.2%

Commercial Metals Co.	205,668	3,330

Haynes International, Inc.	18,959	703

TimkenSteel Corp. *	211,777	2,213
		6,246

Leisure Products – 0.3%

Brunswick Corp.	150,522	7,342

Escalade, Inc.	7,945	101

Vista Outdoor, Inc. *	51,870	2,068
		9,511

Machinery – 2.2%

Alamo Group, Inc.	16,687	1,100

CIRCOR International, Inc.	21,515	1,281

Columbus McKinnon Corp.	41,438	739

Curtiss-Wright Corp.	253,467	23,093

Hollysys Automation Technologies Ltd. *	65,184	1,445

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Machinery – 2.2% – continued

Hyster-Yale Materials Handling, Inc.	107,268	$6,450

Kadant, Inc.	63,819	3,326

MSA Safety, Inc.	25,596	1,486

Oshkosh Corp.	90,713	5,080

Regal Beloit Corp.	58,001	3,450

Rofin-Sinar Technologies, Inc. *	322,070	10,364

Standex International Corp.	118,483	11,004
		68,818

Manufactured Goods – 2.1%

Aegion Corp. *	97,805	1,865

Barnes Group, Inc.	457,563	18,554

Chart Industries, Inc. *	102,599	3,368

Gibraltar Industries, Inc. *	403,490	14,990

Insteel Industries, Inc.	8,788	319

Rogers Corp. *	183,063	11,182

Simpson Manufacturing Co., Inc.	353,773	15,548
		65,826

Media – 1.4%

Bankrate, Inc. *	225,315	1,911

Entercom Communications Corp., Class A	386,835	5,005

EW Scripps (The) Co., Class A *	463,761	7,374

Meredith Corp.	217,980	11,333

Monster Worldwide, Inc. *	473,091	1,708

New York Times (The) Co., Class A	164,998	1,972

RetailMeNot, Inc. *	116,481	1,152

Scholastic Corp.	388,533	15,292
		45,747

Medical Equipment & Devices – 1.0%

AngioDynamics, Inc. *	329,632	5,782

CONMED Corp.	124,056	4,970

CryoLife, Inc.	344,181	6,047

Integer Holdings Corp. *	299,243	6,490

Natus Medical, Inc. *	33,743	1,326

Nuvectra Corp. *	99,748	690

Orthofix International N.V. *	45,844	1,961

Wright Medical Group N.V. *	243,700	5,978
		33,244

Metals & Mining – 0.5%

Encore Wire Corp.	48,866	1,797

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Metals & Mining – 0.5% – continued

Harsco Corp.	221,816	$2,203

Kaiser Aluminum Corp.	101,471	8,776

Stillwater Mining Co. *	260,716	3,483
		16,259

Oil, Gas & Coal – 3.5%

Abraxas Petroleum Corp. *	201,274	340

Adams Resources & Energy, Inc.	4,425	174

Alon USA Energy, Inc.	102,127	823

Approach Resources, Inc. *	162,249	548

Atwood Oceanics, Inc.	237,533	2,064

Basic Energy Services, Inc. *	271,680	225

Callon Petroleum Co. *	549,707	8,630

Carrizo Oil & Gas, Inc. *	156,356	6,351

Cloud Peak Energy, Inc. *	242,908	1,321

Delek US Holdings, Inc.	180,300	3,117

Dril-Quip, Inc. *	39,685	2,212

Enbridge Energy Management LLC *	117,470	2,989

EP Energy Corp., Class A *	613,139	2,686

Forum Energy Technologies, Inc. *	212,375	4,218

Gulfmark Offshore, Inc., Class A *	171,784	289

Hallador Energy Co.	38,570	304

Matrix Service Co. *	39,737	746

Natural Gas Services Group, Inc. *	188,692	4,640

Newpark Resources, Inc. *	1,072,754	7,896

Oasis Petroleum, Inc. *	609,787	6,994

Oil States International, Inc. *	166,865	5,268

Parker Drilling Co. *	388,567	843

PDC Energy, Inc. *	317,981	21,324

PHI, Inc. (Non Voting) *	137,850	2,505

SEACOR Holdings, Inc. *	63,538	3,780

SemGroup Corp., Class A	151,984	5,374

SM Energy Co.	72,875	2,812

Synergy Resources Corp. *	572,329	3,966

Tidewater, Inc.	180,835	510

Western Refining, Inc.	264,968	7,011

World Fuel Services Corp.	46,866	2,168
		112,128

Passenger Transportation – 0.1%

Hawaiian Holdings, Inc. *	46,290	2,250

Real Estate – 0.0%

RMR Group (The), Inc., Class A	2,128	81

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Real Estate Investment Trusts – 12.2%

Acadia Realty Trust	348,772	$12,639

Agree Realty Corp.	193,413	9,562

American Assets Trust, Inc.	104,354	4,527

American Homes 4 Rent, Class A	111,230	2,407

Capstead Mortgage Corp.	770,058	7,262

CBL & Associates Properties, Inc.	473,432	5,747

Chatham Lodging Trust	61,960	1,193

Chesapeake Lodging Trust	379,274	8,685

CorEnergy Infrastructure Trust, Inc.	8,586	252

Corporate Office Properties Trust	113,257	3,211

Cousins Properties, Inc.	560,198	5,848

DCT Industrial Trust, Inc.	12,344	599

DiamondRock Hospitality Co.	1,484,448	13,508

DuPont Fabros Technology, Inc.	292,778	12,077

Education Realty Trust, Inc.	265,733	11,464

Equity One, Inc.	561,315	17,182

First Industrial Realty Trust, Inc.	430,844	12,158

Franklin Street Properties Corp.	807,079	10,169

GEO Group (The), Inc.	469,434	11,163

Gramercy Property Trust	920,917	8,878

Healthcare Realty Trust, Inc.	408,570	13,916

Hersha Hospitality Trust	54,048	974

Highwoods Properties, Inc.	384,390	20,034

Independence Realty Trust, Inc.	123,396	1,111

Kite Realty Group Trust	155,763	4,318

LaSalle Hotel Properties	866,205	20,676

LTC Properties, Inc.	368,242	19,145

Mack-Cali Realty Corp.	293,035	7,976

Medical Properties Trust, Inc.	1,641,688	24,248

MFA Financial, Inc.	920,015	6,882

Monmouth Real Estate Investment Corp.	85,979	1,227

Monogram Residential Trust, Inc.	809,261	8,611

National Health Investors, Inc.	136,509	10,713

New Residential Investment Corp.	373,189	5,154

New York Mortgage Trust, Inc.	381,992	2,300

One Liberty Properties, Inc.	121,080	2,925

Parkway Properties, Inc.	167,653	2,852

Pebblebrook Hotel Trust	187,447	4,986

Pennsylvania Real Estate Investment Trust	504,383	11,616

Piedmont Office Realty Trust, Inc., Class A	249,695	5,436

PS Business Parks, Inc.	77,323	8,782

Ramco-Gershenson Properties Trust	444,523	8,330

RLJ Lodging Trust	910,565	19,149

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Real Estate Investment Trusts – 12.2% – continued

Sabra Health Care REIT, Inc.	98,122	$2,471

Select Income REIT	140,818	3,788

Sun Communities, Inc.	2,415	190

Washington Real Estate Investment Trust	89,664	2,790

Weingarten Realty Investors	183,935	7,170

Winthrop Realty Trust *	35,149	293
		386,594

Recreational Facilities & Services – 0.9%

International Speedway Corp., Class A	229,044	7,655

Marcus (The) Corp.	349,922	8,762

Speedway Motorsports, Inc.	23,401	418

Vail Resorts, Inc.	65,701	10,307
		27,142

Renewable Energy – 1.0%

Advanced Energy Industries, Inc. *	181,200	8,574

EnerSys	115,527	7,993

Green Plains, Inc.	112,470	2,947

Pacific Ethanol, Inc. *	105,761	731

REX American Resources Corp. *	114,683	9,721

Vivint Solar, Inc. *	291,542	921
		30,887

Retail – Consumer Staples – 0.5%

Casey’s General Stores, Inc.	80,436	9,664

Ingles Markets, Inc., Class A	35,419	1,400

PriceSmart, Inc.	24,565	2,058

SpartanNash Co.	90,613	2,621

Weis Markets, Inc.	29,705	1,574
		17,317

Retail – Discretionary – 2.1%

Abercrombie & Fitch Co., Class A	242,486	3,853

Boot Barn Holdings, Inc. *	88,281	1,005

Caleres, Inc.	76,970	1,947

Children’s Place (The), Inc.	29,133	2,327

Citi Trends, Inc.	8,814	176

Container Store Group (The), Inc. *	69,976	351

Ethan Allen Interiors, Inc.	235,660	7,369

Finish Line (The), Inc., Class A	137,778	3,180

Genesco, Inc. *	68,335	3,721

Group 1 Automotive, Inc.	166,607	10,643

Guess?, Inc.	144,308	2,108

Haverty Furniture Cos., Inc.	206,771	4,144

Office Depot, Inc.	2,144,045	7,654

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Retail – Discretionary – 2.1% – continued

Rush Enterprises, Inc., Class A *	257,531	$6,304

Shoe Carnival, Inc.	187,993	5,012

Sonic Automotive, Inc., Class A	292,849	5,505

Stage Stores, Inc.	85,533	480
		65,779

Semiconductors – 2.1%

Amkor Technology, Inc. *	881,022	8,564

Brooks Automation, Inc.	749,692	10,203

Cavium, Inc. *	28,263	1,645

Cirrus Logic, Inc. *	66,945	3,558

Coherent, Inc. *	14,409	1,593

Cohu, Inc.	14,558	171

Diodes, Inc. *	108,863	2,323

Entegris, Inc. *	1,094,414	19,065

FormFactor, Inc. *	5,847	64

II-VI, Inc. *	70,868	1,724

IXYS Corp.	27,880	336

MKS Instruments, Inc.	108,448	5,393

Photronics, Inc. *	77,126	795

Power Integrations, Inc.	38,999	2,458

Semtech Corp. *	55,333	1,534

Tessera Technologies, Inc.	61,525	2,365

Ultra Clean Holdings, Inc. *	172,393	1,277

Vishay Intertechnology, Inc.	206,610	2,911

Xcerra Corp. *	248,920	1,509
		67,488

Software – 1.2%

Acxiom Corp. *	306,769	8,175

Blackbaud, Inc.	33,438	2,218

Ebix, Inc.	62,605	3,559

Epiq Systems, Inc.	73,790	1,217

Mentor Graphics Corp.	582,427	15,399

MicroStrategy, Inc., Class A *	14,698	2,461

Progress Software Corp. *	156,677	4,262

Sapiens International Corp. N.V.	25,830	330

Take-Two Interactive Software, Inc. *	37,174	1,676

Zedge, Inc., Class B *	4,132	14
		39,311

Specialty Finance – 2.5%

Air Lease Corp.	240,108	6,862

Aircastle Ltd.	421,362	8,368

Encore Capital Group, Inc. *	263,481	5,923

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Specialty Finance – 2.5% – continued

First American Financial Corp.	683,457	$26,846

GATX Corp.	120,713	5,378

Marlin Business Services Corp.	18,725	363

Meta Financial Group, Inc.	6,505	394

MGIC Investment Corp. *	914,915	7,319

Nelnet, Inc., Class A	380,202	15,349

Ocwen Financial Corp. *	470,437	1,727

World Acceptance Corp. *	11,026	541
		79,070

Technology Services – 2.4%

Black Box Corp.	49,109	683

CACI International, Inc., Class A *	247,915	25,015

Convergys Corp.	978,498	29,766

CSG Systems International, Inc.	35,883	1,483

Cubic Corp.	145,422	6,807

Engility Holdings, Inc. *	59,806	1,884

Fair Isaac Corp.	39,434	4,913

ICF International, Inc. *	48,690	2,158

ManTech International Corp., Class A	43,422	1,636

Perficient, Inc. *	40,997	826

Sykes Enterprises, Inc. *	66,408	1,868

TeleTech Holdings, Inc.	26,849	778
		77,817

Telecom – 0.4%

ATN International, Inc.	9,317	606

IDT Corp., Class B	12,398	214

Intelsat S.A. *	63,693	173

Iridium Communications, Inc. *	136,606	1,108

Lumos Networks Corp. *	12,728	178

NII Holdings, Inc. *	284,114	946

Shenandoah Telecommunications Co.	58,562	1,593

Telephone & Data Systems, Inc.	237,389	6,452
		11,270

Transportation & Logistics – 1.5%

ArcBest Corp.	31,713	603

Ardmore Shipping Corp.	37,708	265

DHT Holdings, Inc.	247,654	1,038

Dorian LPG Ltd. *	92,533	555

Gener8 Maritime, Inc. *	115,151	589

Marten Transport Ltd.	77,031	1,618

Mobile Mini, Inc.	396,158	11,964

Navigator Holdings Ltd. *	80,221	577

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Transportation & Logistics – 1.5% – continued

Navios Maritime Acquisition Corp.	285,945	$386

Nordic American Tankers Ltd.	334,593	3,383

Roadrunner Transportation Systems, Inc. *	98,819	789

Saia, Inc. *	214,114	6,415

Scorpio Tankers, Inc.	980,831	4,541

Ship Finance International Ltd.	815,871	12,018

Teekay Corp.	219,425	1,692

Teekay Tankers Ltd., Class A	509,714	1,290

Tsakos Energy Navigation Ltd.	125,388	604

Universal Logistics Holdings, Inc.	49,371	662
		48,989

Transportation Equipment – 0.2%

American Railcar Industries, Inc.	23,402	971

Greenbrier (The) Cos., Inc.	152,301	5,376
		6,347

Utilities – 6.3%

ALLETE, Inc.	276,814	16,504

Avista Corp.	494,383	20,660

El Paso Electric Co.	353,044	16,512

Empire District Electric (The) Co.	227,124	7,754

Great Plains Energy, Inc.	272,307	7,431

IDACORP, Inc.	334,921	26,218

NorthWestern Corp.	252,397	14,520

NRG Yield, Inc., Class A	110,516	1,804

Otter Tail Corp.	194,095	6,714

PNM Resources, Inc.	429,269	14,046

Portland General Electric Co.	319,971	13,627

SJW Corp.	9,701	424

South Jersey Industries, Inc.	231,858	6,851

Southwest Gas Corp.	328,607	22,956

Spire, Inc.	131,362	8,373

WGL Holdings, Inc.	274,798	17,230
		201,624

Waste & Environment Services & Equipment – 0.5%

Cantel Medical Corp.	157,441	12,277

Tetra Tech, Inc.	128,492	4,558
		16,835
Total Common Stocks
(Cost $2,202,970)		3,068,704

	NUMBER OF SHARES	VALUE (000s)
MASTER LIMITED PARTNERSHIPS – 0.2%

Asset Management – 0.2%

Compass Diversified Holdings	399,841	$6,949
Total Master Limited Partnerships
(Cost $5,395)		6,949

OTHER – 0.0% (1)

Escrow DLB Oil & Gas *	2,100	–

Escrow Gerber Scientific, Inc. *	264,734	–
Total Other
(Cost $ – )		–

INVESTMENT COMPANIES – 3.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(2)(3)	111,308,045	111,308
Total Investment Companies
(Cost $111,308)		111,308

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.46%, 3/2/17 (4)(5)	$6,819	$6,809
Total Short Term Investments
(Cost $6,806)		6,809

Total Investments – 100.5%
(Cost $2,326,479)		3,193,770

Liabilities less Other Assets – (0.5%)		(14,694)
NET ASSETS – 100.0%		$3,179,076

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of September 30, 2016 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Russell 2000 Mini Index	807	$100,738	Long	12/16	$654

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.1%
Consumer Staples	2.6
Energy	5.0
Financials	28.5
Health Care	5.0
Industrials	13.9
Information Technology	12.5
Materials	4.5
Real Estate	11.9
Telecommunication Services	0.4
Utilities	6.6

Total	100%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$3,068,411	$–	$293	$3,068,704
Master Limited Partnerships (1)	6,949	–	–	6,949
Investment Companies	111,308	–	–	111,308
Short-Term Investments	–	6,809	–	6,809
Total Investments	$3,186,668	$6,809	$293	$3,193,770

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$654	$–	$–	$654

(1)	Classifications as defined in the Statement of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	BALANCE AS OF 3/31/16 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)		PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/16 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/16 (000s)

Common Stocks

Real Estate Investment Trusts	$–	$–	$–	*	$328	$(35)	$–	$–	$293	$–	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 9/30/16 above using valuations provided by a third party provider.

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9%

Biotechnology & Pharmaceuticals – 19.7%

AbbVie, Inc.	20,114	$1,268

Alexion Pharmaceuticals, Inc. *	17,837	2,186

Allergan PLC *	9,266	2,134

Biogen, Inc. *	10,279	3,218

Celgene Corp. *	19,460	2,034

Gilead Sciences, Inc.	14,395	1,139

Pfizer, Inc.	37,492	1,270

Shire PLC ADR	8,440	1,636

Valeant Pharmaceuticals International, Inc. *	6,014	148
		15,033

Commercial Services – 2.9%

Accretive Health, Inc. *	286,173	698

HMS Holdings Corp. *	66,581	1,476
		2,174

Hardware – 5.7%

Apple, Inc.	38,493	4,352

Health Care Facilities & Services – 6.4%

Community Health Systems, Inc. *	70,201	810

Express Scripts Holding Co. *	27,734	1,956

HCA Holdings, Inc. *	12,701	960

LifePoint Health, Inc. *	20,000	1,185
		4,911

Media – 10.9%

Alphabet, Inc., Class A *	2,023	1,627

Alphabet, Inc., Class C *	2,909	2,261

Facebook, Inc., Class A *	18,602	2,386

Priceline Group (The), Inc. *	938	1,380

Twitter, Inc. *	26,770	617
		8,271

Medical Equipment & Devices – 9.8%

Baxter International, Inc.	41,958	1,997

Intuitive Surgical, Inc. *	1,929	1,398

Spectranetics (The) Corp. *	38,487	966

Wright Medical Group N.V. *	42,447	1,041

Zimmer Biomet Holdings, Inc.	16,031	2,085
		7,487

Retail – Discretionary – 1.6%

eBay, Inc. *	38,069	1,252

Semiconductors – 6.8%

Applied Materials, Inc.	50,780	1,531

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Semiconductors – 6.8% – continued

Broadcom Ltd.	5,737	$990

Lam Research Corp.	9,954	943

NXP Semiconductors N.V. *	16,724	1,706
		5,170

Software – 25.1%

Activision Blizzard, Inc.	24,423	1,082

Box, Inc., Class A *	48,382	762

Fortinet, Inc. *	25,298	934

Imperva, Inc. *	12,525	673

Microsoft Corp.	56,402	3,249

Oracle Corp.	54,303	2,133

Proofpoint, Inc. *	20,210	1,513

Qualys, Inc. *	32,869	1,255

Rackspace Hosting, Inc. *	23,894	757

Red Hat, Inc. *	32,983	2,666

salesforce.com, Inc. *	33,268	2,373

ServiceNow, Inc. *	10,964	868

Splunk, Inc. *	14,431	847
		19,112

Specialty Finance – 7.3%

Alliance Data Systems Corp. *	7,213	1,547

Fidelity National Information Services, Inc.	16,731	1,289

MasterCard, Inc.	8,734	889

PayPal Holdings, Inc. *	44,986	1,843
		5,568

Technology Services – 1.7%

Cognizant Technology Solutions Corp., Class A *	26,621	1,270
Total Common Stocks
(Cost $59,109)		74,600

INVESTMENT COMPANIES – 2.2%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(1)(2)	1,674,152	1,674
Total Investment Companies
(Cost $1,674)		1,674

Total Investments – 100.1%
(Cost $60,783)		76,274

Liabilities less Other Assets – (0.1%)		(60)
NET ASSETS – 100.0%		$76,214

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of September 30, 2016 is disclosed.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.8%
Health Care	39.7
Information Technology	58.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$74,600	$–	$–	$74,600
Investment Companies	1,674	–	–	1,674
Total Investments	$76,274	$–	$–	$76,274

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2016 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 45 funds as of September 30, 2016, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Income Equity, International Equity, Large Cap Core, Large Cap Equity, Large Cap Value, Small Cap Core, Small Cap Value and Technology Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS

Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2016, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Income Equity	Long and Short	Hedging/Liquidity

Large Cap Core	Long	Liquidity

Large Cap Value	Long	Liquidity

Small Cap Core	Long	Liquidity

Small Cap Value	Long and Short	Liquidity

At September 30, 2016, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Large Cap Core, Large Cap Value, Small Cap Core and Small Cap Value Funds was approximately $190,000, $150,000, $496,000 and $6,809,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on written options on the Statements of Operations, if applicable.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security of

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

currency at a price different from the current fair value. No option contracts were held or written by the Funds during the six months ended September 30, 2016.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2016.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees were less than $1,000 for the six months ended September 30, 2016 and the fiscal year ended March 31, 2016 for the International Equity Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8—Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Income Equity	Monthly

International Equity	Annually

Large Cap Core	Quarterly

Large Cap Equity	Quarterly

Large Cap Value	Annually

Small Cap Core	Annually

Small Cap Value	Annually

Technology	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2016, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

International Equity	$(187)	$487	$(300)

Large Cap Core	–	(97)	97

Large Cap Equity	–	(64)	64

Small Cap Core	(20)	20	–

Small Cap Value	(315)	315	–

Technology	519	–	(519)

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2015 through the fiscal year ended March 31, 2016, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Income Equity	$5,190

International Equity	1,354

Large Cap Core	55

Large Cap Value	518

Small Cap Core	1,038

Technology	880

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2016, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2017		MARCH 31, 2018

International Equity	$32,032	*	$139,012*

Large Cap Core	3,620	*	9,392

Large Cap Equity	17,703	*	–

Large Cap Value	7,802		61,413

* Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2018.

The Funds in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

EQUITY FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

During the fiscal year ended March 31, 2016, the International Equity, Large Cap Core and Large Cap Value Funds utilized approximately $5,448,000, $840,000 and $1,788,000, respectively, in capital loss carryforwards.

The International Equity and Large Cap Equity Funds had approximately $2,178,000 and $2,259,000, respectively, of capital loss carryforwards expire during the fiscal year ended March 31, 2016.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Income Equity	$390	$–

At March 31, 2016, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS

Income Equity	$ 70	$ –	$ 30,042

International Equity	867	–	7,268

Large Cap Core	45	–	2,317

Large Cap Equity	36	5,915	27,891

Large Cap Value	354	–	41

Small Cap Core	470	109	45,234

Small Cap Value	8,796	11,989	663,947

Technology	–	2,676	6,287

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Income Equity	$ 5,770	$ 8,579

International Equity	3,400	–

Large Cap Core	2,783	–

Large Cap Equity	1,107	2,879

Large Cap Value	1,545	–

Small Cap Core	1,903	8,668

Small Cap Value	35,405	84,942

Technology	68	9,404

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Income Equity	$14,622	$ 81,489

International Equity	8,760	–

Large Cap Core	1,109	–

Large Cap Equity	1,341	–

Large Cap Value	2,731	–

Small Cap Core	2,147	8,416

Small Cap Value	30,500	111,849

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2016, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2013 through March 31, 2015 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2016.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2016.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which was included in Other expenses on the Statements of Operations.

At a meeting held on November 16-17, 2016, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 21, 2016 and will expire on November 20, 2017, unless renewed.

During the six months ended September 30, 2016, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Income Equity	$250	1.44%

International Equity	294	1.47%

Large Cap Core	100	1.48%

No other Fund had any borrowings or incurred any interest expense during the six months ended September 30, 2016.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2016, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEE	EXPENSE LIMITATIONS

Large Cap Core	0.44%	0.45%

Small Cap Core	0.74%	0.65%

Small Cap Value	0.95%	1.00%

	CONTRACTUAL ANNUAL
	MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $ 1 BILLION	NEXT $ 1 BILLION	OVER $ 2 BILLION

Income Equity	0.95%	0.922%	0.894%	1.00%

International Equity	1.00%	0.97%	0.941%	1.06%

Large Cap Equity	0.83%	0.805%	0.781%	0.85%

Large Cap Value	0.83%	0.805%	0.781%	0.55%

Technology	1.10%	1.067%	1.035%	1.25%

Prior to June 15, 2016, the contractual expense limitations for the Funds were based on the annual rates set forth in the table below. There was no change to the annual management fees described above.

CONTRACTUAL EXPENSE LIMITATIONS

Income Equity	1.00%

International Equity	1.06%

Large Cap Core	0.60%

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EQUITY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

CONTRACTUAL EXPENSE LIMITATIONS

Large Cap Equity	0.85%

Large Cap Value	0.85%

Small Cap Core	0.75%

Small Cap Value	1.00%

Technology	1.25%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2017. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds (see Note 13) and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) (see Note 13), a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to each Fund by NTI as a result of uninvested cash being invested in a Portfolio. Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolio pays to NTI and/or its affiliates. At September 30, 2016, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolio’s prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolio. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

For the six months ended September 30, 2016, the following Funds engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*

International Equity	$ –	$21,852

*	During the six months ended September 30, 2016, the realized gain (loss) associated with these transactions is zero.

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Income Equity	$ –	$ 34,427	$ –	$ 47,714

International Equity	–	2,826	–	12,171

Large Cap Core	–	46,148	–	61,473

Large Cap Equity	–	20,846	–	28,819

Large Cap Value	–	24,644	–	26,493

Small Cap Core	–	159,244	–	26,570

Small Cap Value	–	159,792	–	126,503

Technology	–	13,441	–	19,429

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2016, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES

Income Equity	$ 41,409	$ (9,278)	$ 32,131	$ 202,819

International Equity	36,520	(22,388)	14,132	138,447

Large Cap Core	12,074	(5,299)	6,775	126,186

Large Cap Equity	33,212	(4,025)	29,187	93,007

Large Cap Value	8,623	(4,579)	4,044	88,049

Small Cap Core	103,028	(21,803)	81,225	410,571

Small Cap Value	921,058	(63,543)	857,515	2,336,255

Technology	19,234	(4,463)	14,771	61,503

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Income Equity	1,192	$ 15,033	130	$1,621	(2,173)	$ (27,072)	(851)	$(10,418)

International Equity	1,084	8,885	–	–	(2,020)	(16,790)	(936)	(7,905)

Large Cap Core	554	8,485	59	908	(1,637)	(25,229)	(1,024)	(15,836)

Large Cap Equity	100	2,158	16	336	(508)	(10,972)	(392)	(8,478)

Large Cap Value	430	5,814	–	–	(649)	(8,719)	(219)	(2,905)

Small Cap Core	9,222	188,120	–	–	(2,708)	(55,591)	6,514	132,529

Small Cap Value	17,387	360,642	–	–	(18,133)	(377,324)	(746)	(16,682)

Technology	45	902	–	–	(299)	(6,177)	(254)	(5,275)

Transactions in capital shares for the fiscal year ended March 31, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Income Equity	2,705	$ 33,317	963	$ 11,556	(10,117)	$(124,393)	(6,449)	$(79,520)

International Equity	4,004	33,336	84	695	(7,767)	(66,071)	(3,679)	(32,040)

Large Cap Core	1,814	27,258	119	1,778	(3,386)	(51,100)	(1,453)	(22,064)

Large Cap Equity	352	7,637	155	3,285	(1,109)	(24,263)	(602)	(13,341)

Large Cap Value	840	11,326	93	1,192	(1,526)	(20,227)	(593)	(7,709)

Small Cap Core	7,456	155,087	472	9,272	(4,443)	(88,378)	3,485	75,981

Small Cap Value	40,522	816,723	6,023	116,606	(38,670)	(779,706)	7,875	153,623

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Technology	254	5,857	434	8,936	(543)	(11,979)	145	2,814

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2016, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD

Income Equity	Northern Institutional Funds - Diversified Assets Portfolio*	$ 3,007	$ 21,064	$17,601	$–	$–	$ 3	$ 6,470

International Equity	Northern Institutional Funds - Diversified Assets Portfolio*	89	11,917	10,298	–	–	1	1,708

Large Cap Core	Northern Institutional Funds - Diversified Assets Portfolio*	1,541	11,147	12,553	–	–	1	135

Large Cap Equity	Northern Institutional Funds - Diversified Assets Portfolio*	863	10,484	10,793	–	–	1	554

Large Cap Value	Northern Institutional Funds - Diversified Assets Portfolio*	717	9,624	9,727	–	–	1	614

Small Cap Core	Northern Institutional Funds - Diversified Assets Portfolio*	6,598	185,655	182,905	–	–	12	9,348

Small Cap Value	Northern Institutional Funds - Diversified Assets Portfolio*	140,364	194,630	223,686	–	–	130	111,308

Technology	Northern Institutional Funds - Diversified Assets Portfolio*	449	10,069	8,844	–	–	1	1,674

* See Note 13

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2016:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE

Large Cap Core	Equity contracts	Net Assets – Net unrealized appreciation	$ 9	*	Net Assets – Net unrealized depreciation	$–

Large Cap Value	Equity contracts	Net Assets – Net unrealized appreciation	13	*	Net Assets – Net unrealized depreciation	–

Small Cap Core	Equity contracts	Net Assets – Net unrealized appreciation	207	*	Net Assets – Net unrealized depreciation	–

Small Cap Value	Equity contracts	Net Assets – Net unrealized appreciation	654	*	Net Assets – Net unrealized depreciation	–

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2016:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	$(471)

Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	135

Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	112

Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	1,317

Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	17,788

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$158

Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(52)

Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(17)

Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(69)

Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3,988)

Volume of derivative activity for the six months ended September 30, 2016*:

	EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Income Equity	5	$1,147

Large Cap Core	31	375

Large Cap Value	26	291

Small Cap Core	36	2,434

Small Cap Value	81	5,319

*	Activity for the period is measured by number of trades during the period and average notional amount for futures equity contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In 2007, the Large Cap Core Fund and the Large Cap Value Fund were shareholders of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et

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EQUITY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

al.v. A.G.Edwards,Inc.et al.), in which Northern Funds was named as a defendant. On June 2, 2011, the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit and named Northern Funds as a defendant in the U.S. District Court for the Southern District of New York (Deutsche Bank Trust Co. et al. v. Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S. Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The defendants filed motions to dismiss, some of which were granted by the District Court and affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). Plaintiffs have filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court. A motion to dismiss the Committee Action has yet to be ruled on by the District Court.

The value of the proceeds received by the Large Cap Core Fund and the Large Cap Value Fund in the LBO was approximately $308,000 and $26,520,000, respectively. The Funds cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Funds’ net asset value. The Funds intend to vigorously defend these actions.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the item noted below.

Prior to October 1, 2016, the uninvested cash of the Funds was invested in the Northern Institutional Funds Diversified Assets Portfolio. Effective October 1, 2016, the Diversified Assets Portfolio changed its name to the Government Assets Portfolio and changed its investment strategy to that of a “government money market fund.” The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Northern Institutional Funds Government Assets Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2016 through September 30, 2016.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/16 - 9/30/16” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 69), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 73), which may result in different expense ratios in the Financial Highlights.

Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INCOME EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	1.01%	$1,000.00	$1,036.50	$5.16
Hypothetical**	1.01%	$1,000.00	$1,020.00	$5.11

INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	1.07%	$1,000.00	$1,066.50	$5.54
Hypothetical**	1.07%	$1,000.00	$1,019.70	$5.42

LARGE CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.52%	$1,000.00	$1,050.70	$2.67
Hypothetical**	0.52%	$1,000.00	$1,022.46	$2.64

LARGE CAP EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.86%	$1,000.00	$1,054.80	$4.43
Hypothetical**	0.86%	$1,000.00	$1,020.76	$4.36

LARGE CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.69%	$1,000.00	$1,068.70	$3.58
Hypothetical**	0.69%	$1,000.00	$1,021.61	$3.50

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.69%	$1,000.00	$1,114.50	$3.66
Hypothetical**	0.69%	$1,000.00	$1,021.61	$3.50

SMALL CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	1.00%	$1,000.00	$1,096.40	$5.26
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

TECHNOLOGY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	1.27%	$1,000.00	$1,134.70	$6.80
Hypothetical**	1.27%	$1,000.00	$1,018.70	$6.43

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust including the reviews of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge (doing business as “Lipper”), a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the

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EQUITY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in prior years, including enhancements to cybersecurity controls. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel and noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted that the Income Equity Fund outperformed its Lipper performance universe average for the one- and three-year periods ended January 31, 2016 and underperformed for the five-year period ended January 31, 2016; that the International Equity Fund underperformed its Lipper performance universe average for the one- and three-year periods and outperformed for the five-year period; that the Large Cap Core and Small Cap Core Funds underperformed their respective Lipper performance universe averages for the one- year period and outperformed for the three- and five-year periods; and that the Large Cap Equity Fund outperformed for the one- and five-year periods and underperformed for the three-year period. The Trustees also noted that the Large Cap Value and Technology Funds underperformed against their respective Lipper performance universe averages for the one-, three- and five-year periods; and that the Small Cap Value Fund outperformed its Lipper performance universe average for the one-, three- and five-year periods. The Trustees also considered that: the Small Cap Core and Small Cap Value Funds outperformed their benchmarks for the one-, three-, and five-year periods ended March 31, 2016; the Large Cap Core Fund underperformed against its benchmark for the one- and three-year periods and outperformed for the five-year period; and the remaining Funds underperformed against their respective benchmarks for the one-, three and five-year periods.

The Trustees took into account management’s discussion of the Funds’ performance, including relative to their benchmarks and peers. They considered the Funds’ investment performance relative to the investment base the Funds are intended to serve. They also took into account the potential impact of the relative risk parameters of the different Funds. With respect to the Technology Fund, the Trustees noted management’s discussion of the differences in the Fund’s investment strategy relative to its peers and benchmark and the impact on relative performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address any performance issues. With respect to the Large Cap Equity Fund, the Trustees took into account management’s discussion of the changes to its investment strategy and portfolio management team in prior years, as well as its tax-adjusted returns. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the Funds’ net management fees (with the exception of the Income Equity, International Equity and Technology Funds) were at or below their respective Lipper peer group medians. They also considered that each of the Funds’ total expense ratios after reimbursement of expenses and/or waivers was below its respective Lipper category objective median. The Trustees took into account Northern’s discussion of the Funds’ expenses. The Trustees also noted that Northern had waived fees and/or reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the

Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and/or expense reimbursements during the year and took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that each of the Funds’ management fees are subject to breakpoints, thus ensuring that as a Fund’s assets grow, its shareholders will receive reduced fee rates. The Trustees also noted that although the Funds were not currently at the specified asset levels at which a breakpoint to their management fees would be triggered, their net management fees (with the exception of the Income Equity, International Equity and Technology Funds) were at or below the median of their respective expense peer groups. The Trustees also noted that the total expenses of each of the Funds after reimbursements/waivers was below the objective median of its respective Lipper category.

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	EMERGING MARKETS EQUITY INDEX FUND
Ticker Symbol: NOEMX

29	GLOBAL REAL ESTATE INDEX FUND
Ticker Symbol: NGREX

40	GLOBAL SUSTAINABILITY INDEX FUND
Ticker Symbol: NSRIX

53	INTERNATIONAL EQUITY INDEX FUND
Ticker Symbol: NOINX

69	MID CAP INDEX FUND
Ticker Symbol: NOMIX

76	SMALL CAP INDEX FUND
Ticker Symbol: NSIDX

103	STOCK INDEX FUND
Ticker Symbol: NOSIX

112	NOTES TO THE FINANCIAL STATEMENTS

125	FUND EXPENSES

127	APPROVAL OF MANAGEMENT AGREEMENT

132	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at value	$1,964,080		$1,957,566
Investments in affiliates, at value	11,961		15,651
Cash held at broker (restricted $1,067, $1,048 and $153, respectively)	1,783		2,509
Foreign currencies held at broker, at value (restricted $194, $755, $126 and $3,987,respectively)	452	(1)	2,207 (1)
Foreign currencies, at value (cost $7,840, $10,116, $1,225 and $10,500, respectively)	7,905		10,193
Dividend income receivable	2,499		7,169
Receivable for capital gains tax	32		–
Receivable for foreign tax reclaimable	103		1,066
Receivable for securities sold	2,047		8
Receivable for variation margin on futures contracts	137		267
Receivable for fund shares sold	5,315		6,816
Receivable from investment adviser	16		13
Unrealized appreciation on forward foreign currency exchange contracts	–		72
Prepaid and other assets	14		21
Total Assets	1,996,344		2,003,558
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	–		29
Payable for securities purchased	–		162
Payable for variation margin on futures contracts	61		129
Payable for fund shares redeemed	1,688		512
Payable to affiliates:
Management fees	69		132
Custody fees	32		33
Shareholder servicing fees	75		4
Transfer agent fees	5		5
Trustee fees	8		6
Accrued other liabilities	131		46
Total Liabilities	2,069		1,058
Net Assets	$1,994,275		$2,002,500
ANALYSIS OF NET ASSETS:
Capital stock	$2,145,474		$2,298,551
Accumulated undistributed net investment income (loss)	13,478		(23,838)
Accumulated undistributed net realized gain (loss)	(409,721)		(687,788)
Net unrealized appreciation	245,044		415,575
Net Assets	$1,994,275		$2,002,500
Shares Outstanding ($.0001 par value, unlimited authorization)	194,703		190,959
Net Asset Value, Redemption and Offering Price Per Share	$10.24		$10.49
Investments, at cost	$1,718,940		$1,542,249
Investments in affiliates, at cost	11,961		15,651

(1)	Costs associated with foreign currencies held at broker are $447, $2,218, $974 and $5,865, respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2016 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$253,324		$4,160,506		$1,828,356	$1,016,798	$7,070,647
312		16,124		97,288	27,334	25,017
220		18		–	–	–
975	(1)	5,865	(1)	–	–	–
1,235		10,531		–	–	–
508		10,997		1,875	1,163	8,007
–		–		–	–	–
296		15,058		–	–	–
2,681		1,607		–	101	422
24		142		655	342	184
281		4,459		764	620	2,819
2		32		15	8	20
10		269		–	–	–
3		20		8	13	53
259,871		4,225,628		1,928,961	1,046,379	7,107,169

–		159		–	–	–
4		2,841		28,282	3,023	–
11		366		4	36	3
170		2,060		591	2,294	2,230

8		125		40	22	93
7		66		3	2	12
5		44		35	26	35
1		10		5	2	17
3		17		6	7	26
326		72		63	23	110
535		5,760		29,029	5,435	2,526
$259,336		$4,219,868		$1,899,932	$1,040,944	$7,104,643

$207,102		$4,365,169		$1,459,666	$754,835	$4,286,245
4,526		98,967		20,572	8,301	4,983
(153)		(679,065)		85,213	27,500	(45,656)
47,861		434,797		334,481	250,308	2,859,071
$259,336		$4,219,868		$1,899,932	$1,040,944	$7,104,643
21,330		381,654		107,140	85,963	270,406
$12.16		$11.06		$17.73	$12.11	$26.27
$205,552		$3,726,223		$1,493,152	$766,789	$4,213,171
282		16,124		97,288	27,334	23,931

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND	GLOBAL REAL ESTATE INDEX FUND
INVESTMENT INCOME:
Dividend income	$29,111 (1)	$38,737 (1)
Dividend income from investments in affiliates	29	13
Interest income	32	28
Total Investment Income	29,172	38,778
EXPENSES:
Management fees	1,883	3,924
Custody fees	824	901
Transfer agent fees	135	147
Registration fees	25	26
Printing fees	16	19
Professional fees	25	25
Shareholder servicing fees	171	96
Trustee fees	13	13
Interest expense	–	1
Other	36	20
Total Expenses	3,128	5,172
Less expenses reimbursed by investment adviser	(424)	(252)
Net Expenses	2,704	4,920
Net Investment Income	26,468	33,858
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(12,338)	(9,935)
Futures contracts	5,405	2,932
Foreign currency transactions	662	647
Net change in unrealized appreciation (depreciation) on:
Investments	164,930	81,145
Investments in affiliates	–	–
Futures contracts	(906)	(529)
Foreign currency translations	(427)	(495)
Net Gains	157,326	73,765
Net Increase in Net Assets Resulting from Operations	$183,794	$107,623

(1)	Net of $3,975, $1,934, $196, $7,749, respectively, in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$3,716 (1)	$85,370 (1)	$16,001	$7,245	$74,974
9	26	60	19	83
–	–	6	3	15
3,725	85,396	16,067	7,267	75,072

237	3,819	1,164	643	2,809
136	1,927	114	81	364
20	318	134	74	527
19	47	28	21	65
7	25	13	7	40
19	36	25	19	54
19	93	71	53	99
6	26	13	6	44
1	–	–	–	–
7	39	26	7	38
471	6,330	1,588	911	4,040
(68)	(984)	(217)	(163)	(481)
403	5,346	1,371	748	3,559
3,322	80,050	14,696	6,519	71,513

2,970	(46,875)	65,604	26,142	32,136
777	2,319	6,248	3,501	5,529
53	(522)	–	–	–

8,453	187,823	56,488	87,024	326,268
4	–	–	–	229
(101)	1,431	(2,473)	(703)	(1,343)
(77)	(897)	–	–	–
12,079	143,279	125,867	115,964	362,819
$15,401	$223,329	$140,563	$122,483	$434,332

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016
OPERATIONS:
Net investment income	$26,468	$39,229	$33,858	$45,495
Net realized gains (losses)	(6,271)	(98,023)	(6,356)	(5,428)
Net change in unrealized appreciation (depreciation)	163,597	(198,607)	80,121	(39,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	183,794	(257,401)	107,623	1,027
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	257,577	131,070	14,255	173,710
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	257,577	131,070	14,255	173,710
DISTRIBUTIONS PAID:
From net investment income	–	(39,101)	(30,100)	(52,104)
From net realized gains	–	–	–	–
Total Distributions Paid	–	(39,101)	(30,100)	(52,104)
Total Increase (Decrease) in Net Assets	441,371	(165,432)	91,778	122,633
NET ASSETS:
Beginning of period	1,552,904	1,718,336	1,910,722	1,788,089
End of period	$1,994,275	$1,552,904	$2,002,500	$1,910,722
Accumulated Undistributed Net Investment Income (Loss)	$13,478	$(12,990)	$(23,838)	$(27,596)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2016

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016

$3,322	$4,834	$80,050	$119,246	$14,696	$22,371	$6,519	$11,193	$71,513	$146,643
3,800	593	(45,078)	(85,428)	71,852	69,798	29,643	40,312	37,665	80,107
8,279	(12,650)	188,357	(414,039)	54,015	(151,912)	86,321	(156,170)	325,154	(116,087)
15,401	(7,223)	223,329	(380,221)	140,563	(59,743)	122,483	(104,665)	434,332	110,663

1,075	38,239	(244,715)	494,143	69,650	206,752	(35,423)	63,597	(274,994)	173,252
1,075	38,239	(244,715)	494,143	69,650	206,752	(35,423)	63,597	(274,994)	173,252

–	(4,300)	–	(116,683)	–	(21,239)	–	(11,490)	(66,526)	(150,690)
–	(4,057)	–	–	–	(100,358)	–	(49,101)	–	(91,080)
–	(8,357)	–	(116,683)	–	(121,597)	–	(60,591)	(66,526)	(241,770)
16,476	22,659	(21,386)	(2,761)	210,213	25,412	87,060	(101,659)	92,812	42,145

242,860	220,201	4,241,254	4,244,015	1,689,719	1,664,307	953,884	1,055,543	7,011,831	6,969,686
$259,336	$242,860	$4,219,868	$4,241,254	$1,899,932	$1,689,719	$1,040,944	$953,884	$7,104,643	$7,011,831
$4,526	$1,204	$98,967	$18,917	$20,572	$5,876	$8,301	$1,782	$4,983	$(4)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$9.28	$10.86	$11.16	$11.58	$11.65	$13.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.22	0.26	0.25	0.23	0.22
Net realized and unrealized gains (losses)	0.82	(1.58)	(0.27)	(0.44)	(0.03)	(1.48)
Total from Investment Operations	0.96	(1.36)	(0.01)	(0.19)	0.20	(1.26)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.22)	(0.29)	(0.23)	(0.27)	(0.15)
Total Distributions Paid	–	(0.22)	(0.29)	(0.23)	(0.27)	(0.15)
Net Asset Value, End of Period	$10.24	$9.28	$10.86	$11.16	$11.58	$11.65
Total Return(2)	10.35%	(12.38)%	0.00%	(1.66)%	1.67%	(9.34)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,994,275	$1,552,904	$1,718,336	$1,936,530	$2,144,269	$1,693,422
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.30%	0.30%	0.30%	0.30%	0.30%	0.61%
Expenses, before reimbursements and credits	0.35%	0.35%	0.44%	0.72%	0.73%	0.73%
Net investment income, net of reimbursements and credits(4)	2.95%	2.36%	2.30%	2.25%	2.08%	1.90%
Net investment income, before reimbursements and credits	2.90%	2.31%	2.16%	1.83%	1.65%	1.78%
Portfolio Turnover Rate	15.89%	34.20%	23.08%	32.31%	26.98%	33.19%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $24,000, $15,000, $3,000, $5,000, $12,000 and $3,000 , which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.08	$10.41	$9.39	$9.70	$8.38	$8.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.27	0.32	0.22	0.24	0.18
Net realized and unrealized gains (losses)	0.39	(0.31)	0.96	(0.23)	1.40	(0.08)
Total from Investment Operations	0.57	(0.04)	1.28	(0.01)	1.64	0.10
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.16)	(0.29)	(0.26)	(0.30)	(0.32)	(0.19)
Total Distributions Paid	(0.16)	(0.29)	(0.26)	(0.30)	(0.32)	(0.19)
Net Asset Value, End of Period	$10.49	$10.08	$10.41	$9.39	$9.70	$8.38
Total Return(2)	5.66%	(0.25)%	13.82%	0.03%	20.11%	1.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,002,500	$1,910,722	$1,788,089	$1,388,286	$1,349,263	$728,356
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.50%	0.50%	0.50%	0.50%	0.50%	0.61%
Expenses, before reimbursements and credits	0.53%	0.53%	0.57%	0.73%	0.73%	0.74%
Net investment income, net of reimbursements and credits(4)	3.45%	2.59%	2.98%	2.32%	2.52%	2.27%
Net investment income, before reimbursements and credits	3.42%	2.56%	2.91%	2.09%	2.29%	2.14%
Portfolio Turnover Rate	3.78%	8.55%	5.98%	9.14%	7.75%	5.02%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $28,000, $4,000 $12,000, $33,000 and $3,000 , which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$11.47	$12.29	$11.87	$10.20	$9.26	$9.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.24	0.22	0.29	0.24	0.17
Net realized and unrealized gains (losses)	0.53	(0.63)	0.47	1.59	0.94	(0.12)
Total from Investment Operations	0.69	(0.39)	0.69	1.88	1.18	0.05
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.22)	(0.27)	(0.21)	(0.24)	(0.16)
From net realized gains	–	(0.21)	–	–	–	–
Total Distributions Paid	–	(0.43)	(0.27)	(0.21)	(0.24)	(0.16)
Net Asset Value, End of Period	$12.16	$11.47	$12.29	$11.87	$10.20	$9.26
Total Return(2)	6.02%	(3.11)%	5.82%	18.38%	13.13%	0.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$259,336	$242,860	$220,201	$177,675	$134,737	$114,324
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.31%	0.31%	0.31%	0.30%	0.30%	0.56%
Expenses, before reimbursements and credits	0.36%	0.37%	0.47%	0.83%	0.87%	0.89%
Net investment income, net of reimbursements and credits(4)	2.51%	2.13%	2.02%	2.70%	2.43%	2.08%
Net investment income, before reimbursements and credits	2.46%	2.07%	1.86%	2.17%	1.86%	1.75%
Portfolio Turnover Rate	17.65%	16.97%	5.99%	12.32%	19.17%	12.61%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $4,000, $1,000, $1,000, $2,000 and $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.49	$11.78	$12.41	$10.78	$9.96	$10.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.29	0.39	0.33	0.25	0.28
Net realized and unrealized gains (losses)	0.36	(1.29)	(0.57)	1.54	0.83	(0.94)
Total from Investment Operations	0.57	(1.00)	(0.18)	1.87	1.08	(0.66)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.29)	(0.45)	(0.24)	(0.26)	(0.26)
Total Distributions Paid	–	(0.29)	(0.45)	(0.24)	(0.26)	(0.26)
Net Asset Value, End of Period	$11.06	$10.49	$11.78	$12.41	$10.78	$9.96
Total Return(2)	5.43%	(8.50)%	(1.30)%	17.32%	11.04%	(5.67)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,219,868	$4,241,254	$4,244,015	$4,608,961	$2,465,305	$1,669,734
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.25%	0.25%	0.26%	0.25%	0.25%	0.40%
Expenses, before reimbursements and credits	0.30%	0.29%	0.39%	0.61%	0.62%	0.62%
Net investment income, net of reimbursements and credits(4)	3.77%	2.76%	2.91%	3.53%	2.97%	2.93%
Net investment income, before reimbursements and credits	3.72%	2.72%	2.78%	3.17%	2.60%	2.71%
Portfolio Turnover Rate	9.56%	30.80%	48.57%	40.72%	25.01%	30.63%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $22,000, $19,000, $6,000, $30,000, $14,000 and $5,000 , which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$16.39	$18.43	$17.40	$14.96	$13.18	$13.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.23	0.21	0.20	0.18	0.12
Net realized and unrealized gains (losses)	1.20	(0.97)	1.81	2.91	2.07	0.09
Total from Investment Operations	1.34	(0.74)	2.02	3.11	2.25	0.21
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.23)	(0.21)	(0.17)	(0.17)	(0.10)
From net realized gains	–	(1.07)	(0.78)	(0.50)	(0.30)	–
Total Distributions Paid	–	(1.30)	(0.99)	(0.67)	(0.47)	(0.10)
Net Asset Value, End of Period	$17.73	$16.39	$18.43	$17.40	$14.96	$13.18
Total Return(1)	8.18%	(3.71)%	11.98%	21.11%	17.56%	1.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,899,932	$1,689,719	$1,664,307	$1,316,168	$980,340	$671,199
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.25%
Expenses, before reimbursements and credits	0.18%	0.18%	0.26%	0.50%	0.51%	0.52%
Net investment income, net of reimbursements and credits(3)	1.64%	1.38%	1.27%	1.29%	1.47%	1.07%
Net investment income, before reimbursements and credits	1.61%	1.35%	1.16%	0.94%	1.11%	0.80%
Portfolio Turnover Rate	11.58%	20.43%	17.87%	12.72%	9.57%	12.07%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $54,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2016, and approximately $38,000, $8,000, $20,000, $29,000 and $15,000, which represent less than 0.005 percent of average net asset for each of the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.70	$12.67	$12.38	$10.41	$9.16	$9.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.13	0.13	0.12	0.13	0.08
Net realized and unrealized gains (losses)	1.33	(1.37)	0.82	2.43	1.33	(0.14)
Total from Investment Operations	1.41	(1.24)	0.95	2.55	1.46	(0.06)
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.14)	(0.13)	(0.10)	(0.15)	(0.06)
From net realized gains	–	(0.59)	(0.53)	(0.48)	(0.06)	–
Total Distributions Paid	–	(0.73)	(0.66)	(0.58)	(0.21)	(0.06)
Net Asset Value, End of Period	$12.11	$10.70	$12.67	$12.38	$10.41	$9.16
Total Return(1)	13.18%	(9.91)%	8.02%	24.77%	16.24%	(0.53)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,040,944	$953,884	$1,055,543	$985,665	$763,112	$512,782
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.29%
Expenses, before reimbursements and credits	0.18%	0.18%	0.26%	0.51%	0.52%	0.53%
Net investment income, net of reimbursements and credits(3)	1.31%	1.13%	1.14%	1.06%	1.60%	1.02%
Net investment income, before reimbursements and credits	1.28%	1.10%	1.03%	0.70%	1.23%	0.78%
Portfolio Turnover Rate	11.78%	18.80%	17.34%	15.62%	13.04%	16.51%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $17,000, $22,000, $5,000, $15,000, $24,000, and $10,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$24.94	$25.41	$23.17	$19.47	$17.46	$16.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.54	0.46	0.43	0.37	0.28
Net realized and unrealized gains (losses)	1.31	(0.13)	2.45	3.76	2.01	1.05
Total from Investment Operations	1.57	0.41	2.91	4.19	2.38	1.33
LESS DISTRIBUTIONS PAID:
From net investment income	(0.24)	(0.55)	(0.46)	(0.42)	(0.37)	(0.28)
From net realized gains	–	(0.33)	(0.21)	(0.07)	–	–
Total Distributions Paid	(0.24)	(0.88)	(0.67)	(0.49)	(0.37)	(0.28)
Net Asset Value, End of Period	$26.27	$24.94	$25.41	$23.17	$19.47	$17.46
Total Return(1)	6.33%	1.70%	12.59%	21.73%	13.83%	8.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,104,643	$7,011,831	$6,969,686	$5,635,985	$4,830,786	$3,287,234
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.10%	0.10%	0.10%	0.10%	0.10%	0.20%
Expenses, before reimbursements and credits	0.12%	0.11%	0.18%	0.38%	0.38%	0.39%
Net investment income, net of reimbursements and credits(3)	2.03%	2.14%	1.89%	1.96%	2.17%	1.88%
Net investment income, before reimbursements and credits	2.01%	2.13%	1.81%	1.68%	1.89%	1.69%
Portfolio Turnover Rate	2.39%	5.46%	3.03%	8.16%	7.38%	2.73%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $24,000, $72,000, $35,000, $71,000, $121,000, and $50,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1)

Brazil – 4.4%

AES Tiete Energia S.A.	92,472	$463

Ambev S.A.	1,939,760	11,852

Ambev S.A. ADR	301,954	1,839

Banco Bradesco S.A. *	394,972	3,439

Banco do Brasil S.A. *	408,744	2,886

Banco Santander Brasil S.A.	166,636	1,127

Banco Santander Brasil S.A. ADR	28,083	188

BB Seguridade Participacoes S.A.	331,701	3,060

BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros *	820,261	4,263

BR Malls Participacoes S.A. *	278,979	1,062

BRF S.A.	290,620	4,967

CCR S.A.	423,000	2,224

CETIP S.A. – Mercados Organizados	107,008	1,414

Cia de Saneamento Basico do Estado de Sao Paulo *	162,271	1,508

Cia Siderurgica Nacional S.A. *	297,390	831

Cielo S.A.	485,583	4,880

Cosan S.A. Industria e Comercio	59,747	691

CPFL Energia S.A.	95,421	710

Duratex S.A. *	151,650	404

EDP – Energias do Brasil S.A.	143,639	634

Embraer S.A. *	311,162	1,347

Engie Brasil Energia S.A.	79,138	943

Equatorial Energia S.A.	93,214	1,461

Fibria Celulose S.A.	120,317	851

Hypermarcas S.A.	165,758	1,434

Itausa – Investimentos Itau S.A. (2)	2	–

JBS S.A.	330,936	1,203

Klabin S.A.	262,241	1,374

Kroton Educacional S.A.	656,652	3,009

Localiza Rent a Car S.A.	74,719	914

Lojas Americanas S.A.	88,320	389

Lojas Renner S.A.	305,895	2,311

M Dias Branco S.A. *	16,500	678

Multiplan Empreendimentos Imobiliarios S.A. *	39,120	763

Natura Cosmeticos S.A.	78,914	763

Odontoprev S.A.	127,050	507

Petroleo Brasileiro S.A. *	1,265,678	5,955

Petroleo Brasileiro S.A. ADR *	76,267	712

Porto Seguro S.A.	54,108	499

Qualicorp S.A.	102,300	602

Raia Drogasil S.A. *	109,707	2,255

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Brazil – 4.4% – continued

Rumo Logistica Operadora Multimodal S.A. *	396,300	$769

Sul America S.A.	82,199	410

TIM Participacoes S.A.	389,436	952

TOTVS S.A.	57,455	546

Transmissora Alianca de Energia Eletrica S.A.	43,100	277

Ultrapar Participacoes S.A.	172,724	3,823

Vale S.A.	530,862	2,919

Vale S.A. ADR	84,210	463

WEG S.A.	272,180	1,492
		88,063

Chile – 1.0%

AES Gener S.A.	1,168,983	385

Aguas Andinas S.A., Class A	1,194,997	768

Banco de Chile	11,452,377	1,280

Banco de Credito e Inversiones	18,037	816

Banco Santander Chile	30,234,530	1,565

Banco Santander Chile ADR	1,400	29

Cencosud S.A.	681,551	2,047

Cia Cervecerias Unidas S.A.	71,638	724

Colbun S.A.	3,840,723	766

Empresa Nacional de Electricidad S.A.	1,413,499	937

Empresa Nacional de Electricidad S.A. ADR	3,800	75

Empresa Nacional de Telecomunicaciones S.A. *	71,048	695

Empresas CMPC S.A.	591,746	1,178

Empresas COPEC S.A.	218,235	2,041

Endesa Americas S.A.	1,440,534	651

Endesa Americas S.A. ADR	3,800	52

Enersis Americas S.A.	9,041,657	1,478

Enersis Americas S.A. ADR	3,072	25

Enersis Chile S.A.	9,070,774	837

Enersis Chile S.A. ADR	3,072	15

Itau CorpBanca	75,191,838	663

Latam Airlines Group S.A. *	138,416	1,113

S.A.C.I. Falabella	291,724	2,139
		20,279

China – 22.3%

3SBio, Inc. *(3)	476,500	542

58.com, Inc. ADR *	37,000	1,763

AAC Technologies Holdings, Inc.	351,500	3,559

Agricultural Bank of China Ltd., Class H	11,725,367	5,058

Air China Ltd., Class H	850,705	573

Alibaba Group Holding Ltd. ADR *	533,394	56,428

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

China – 22.3% – continued

Aluminum Corp. of China Ltd., Class H *	1,859,435	$675

Anhui Conch Cement Co. Ltd., Class H	580,575	1,603

ANTA Sports Products Ltd.	464,432	1,273

AviChina Industry & Technology Co. Ltd., Class H	969,313	657

Baidu, Inc. ADR *	129,000	23,487

Bank of China Ltd., Class H	37,774,652	17,419

Bank of Communications Co. Ltd., Class H	4,182,117	3,211

Beijing Capital International Airport Co. Ltd., Class H	700,000	798

Belle International Holdings Ltd.	3,033,000	2,099

BYD Co. Ltd., Class H *	307,199	2,033

CGN Power Co. Ltd., Class H (3)	4,932,000	1,471

China Cinda Asset Management Co. Ltd., Class H	4,206,000	1,496

China CITIC Bank Corp. Ltd., Class H	4,269,286	2,843

China Coal Energy Co. Ltd., Class H *	944,232	515

China Communications Construction Co. Ltd., Class H	2,120,287	2,247

China Communications Services Corp. Ltd., Class H	1,101,035	690

China Conch Venture Holdings Ltd.	630,500	1,234

China Construction Bank Corp., Class H	39,993,410	29,850

China COSCO Holdings Co. Ltd., Class H *	1,175,221	403

China Everbright Bank Co. Ltd., Class H	1,492,000	697

China Everbright International Ltd.	1,186,000	1,419

China Evergrande Group	1,976,400	1,344

China Galaxy Securities Co. Ltd., Class H	1,376,500	1,259

China Huishan Dairy Holdings Co. Ltd.	1,922,380	719

China Life Insurance Co. Ltd., Class H	3,541,544	9,231

China Longyuan Power Group Corp. Ltd.,

Class H	1,529,473	1,252

China Medical System Holdings Ltd.	582,000	980

China Mengniu Dairy Co. Ltd.	1,312,870	2,459

China Merchants Bank Co. Ltd., Class H	1,861,433	4,708

China Minsheng Banking Corp. Ltd., Class H	2,816,712	3,266

China National Building Material Co. Ltd., Class H	1,346,000	601

China Oilfield Services Ltd., Class H	848,757	745

China Pacific Insurance Group Co. Ltd., Class H	1,257,337	4,673

China Petroleum & Chemical Corp., Class H	12,146,628	8,936

China Railway Construction Corp. Ltd., Class H	922,000	1,052

China Railway Group Ltd., Class H	1,853,827	1,352

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

China – 22.3% – continued

China Shenhua Energy Co. Ltd., Class H	1,624,636	$3,223

China Shipping Container Lines Co. Ltd., Class H *	1,719,695	371

China Southern Airlines Co. Ltd., Class H	852,530	482

China Telecom Corp. Ltd., Class H	6,630,339	3,376

China Vanke Co. Ltd., Class H	620,572	1,622

Chongqing Changan Automobile Co. Ltd., Class B	418,600	682

Chongqing Rural Commercial Bank Co. Ltd., Class H	1,183,434	732

CITIC Securities Co. Ltd., Class H	1,037,000	2,221

CNOOC Ltd.	8,498,433	10,708

Country Garden Holdings Co. Ltd.	2,632,303	1,395

CRRC Corp. Ltd., Class H	1,938,991	1,762

CSPC Pharmaceutical Group Ltd.	1,986,000	1,993

Ctrip.com International Ltd. ADR *	177,711	8,276

Dongfeng Motor Group Co. Ltd., Class H	1,307,169	1,319

ENN Energy Holdings Ltd.	363,279	1,773

Fang Holdings Ltd. ADR *	132,100	593

Fosun International Ltd.	1,238,365	1,873

Geely Automobile Holdings Ltd.	2,473,423	2,226

GF Securities Co. Ltd., Class H	640,800	1,367

GOME Electrical Appliances Holding Ltd.	5,794,970	714

Great Wall Motor Co. Ltd., Class H	1,490,796	1,467

Guangzhou Automobile Group Co. Ltd., Class H	1,011,760	1,309

Guangzhou R&F Properties Co. Ltd., Class H	438,814	694

Haitian International Holdings Ltd.	291,000	576

Haitong Securities Co. Ltd., Class H	1,468,433	2,502

Hengan International Group Co. Ltd.	348,398	2,901

Huadian Power International Corp. Ltd., Class H	744,000	336

Huaneng Power International, Inc., Class H	1,984,501	1,250

Huaneng Renewables Corp. Ltd., Class H	1,814,357	635

Huatai Securities Co. Ltd., Class H (3)	703,000	1,434

Industrial & Commercial Bank of China Ltd., Class H	35,072,515	22,123

JD.com, Inc. ADR *	327,200	8,537

Jiangsu Expressway Co. Ltd., Class H	572,000	794

Jiangxi Copper Co. Ltd., Class H	591,000	679

Kingsoft Corp. Ltd.	367,903	873

Lenovo Group Ltd.	3,458,000	2,309

Longfor Properties Co. Ltd.	705,231	1,089

Luye Pharma Group Ltd.	627,000	413

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

China – 22.3% – continued

NetEase, Inc. ADR	37,500	$9,029

New China Life Insurance Co. Ltd., Class H	372,852	1,668

New Oriental Education & Technology

Group, Inc. ADR *	63,600	2,949

People’s Insurance Co. Group of China (The) Ltd., Class H	3,245,535	1,325

PetroChina Co. Ltd., Class H	10,051,438	6,680

PICC Property & Casualty Co. Ltd., Class H	2,194,906	3,670

Ping An Insurance Group Co. of China Ltd., Class H	2,479,906	12,980

Qinqin Foodstuffs Group Cayman Co. Ltd. *(2)	1	–

Qunar Cayman Islands Ltd. ADR *	17,000	493

Semiconductor Manufacturing International Corp. *	13,190,000	1,479

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	852,116	572

Shanghai Electric Group Co. Ltd., Class H *	1,344,000	638

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	186,500	583

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	422,134	710

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	316,300	859

Shenzhou International Group Holdings Ltd.	269,000	1,881

Shui On Land Ltd.	1,699,000	462

Sino-Ocean Group Holding Ltd.	1,455,048	676

Sinopec Engineering Group Co. Ltd., Class H	584,500	503

Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,622,005	826

Sinopharm Group Co. Ltd., Class H	570,714	2,768

Sinotrans Ltd., Class H	978,000	478

SOHO China Ltd.	1,020,278	553

Sunac China Holdings Ltd.	871,000	631

TAL Education Group ADR *	20,700	1,466

Tencent Holdings Ltd.	2,681,670	74,304

Tingyi Cayman Islands Holding Corp.	912,435	1,064

TravelSky Technology Ltd., Class H	433,000	1,034

Tsingtao Brewery Co. Ltd., Class H	163,767	642

Vipshop Holdings Ltd. ADR *	192,800	2,828

Want Want China Holdings Ltd.	2,752,870	1,714

Weichai Power Co. Ltd., Class H	449,906	606

Yanzhou Coal Mining Co. Ltd., Class H	867,138	588

YY, Inc. ADR *	13,900	741

Zhejiang Expressway Co. Ltd., Class H	657,294	697

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

China – 22.3% – continued

Zhuzhou CRRC Times Electric Co. Ltd.	253,974	$1,325

Zijin Mining Group Co. Ltd., Class H	2,668,162	844

ZTE Corp., Class H	340,917	498
		444,013

Colombia – 0.3%

Cementos Argos S.A.	223,669	891

Corp. Financiera Colombiana S.A.	38,947	511

Ecopetrol S.A. *	2,212,516	959

Ecopetrol S.A. ADR *	5,700	50

Grupo Argos S.A.	136,493	881

Grupo de Inversiones Suramericana S.A.	109,407	1,428

Interconexion Electrica S.A. ESP	180,991	612
		5,332

Czech Republic – 0.1%

CEZ A.S.	77,750	1,388

Komercni banka A.S.	36,659	1,271

O2 Czech Republic A.S.	26,195	254
		2,913

Egypt – 0.2%

Commercial International Bank Egypt S.A.E.	496,760	2,691

Global Telecom Holding S.A.E. *	1,286,792	607

Talaat Moustafa Group	433,600	264
		3,562

Greece – 0.3%

Alpha Bank A.E. *	668,239	1,118

Eurobank Ergasias S.A. *	853,288	490

FF Group *	16,572	412

Hellenic Telecommunications Organization S.A.	113,268	997

JUMBO S.A.	49,930	623

National Bank of Greece S.A. *	2,520,351	525

OPAP S.A.	104,780	884

Piraeus Bank S.A. *	2,998,299	454

Titan Cement Co. S.A.	21,001	496
		5,999

Hong Kong – 4.1%

Alibaba Health Information Technology Ltd. *	1,524,000	858

Alibaba Pictures Group Ltd. *	5,250,000	1,102

Beijing Enterprises Holdings Ltd.	241,271	1,229

Beijing Enterprises Water Group Ltd. *	2,095,886	1,427

Brilliance China Automotive Holdings Ltd.	1,411,944	1,592

China Everbright Ltd.	427,110	880

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Hong Kong – 4.1% – continued

China Gas Holdings Ltd.	813,495	$1,294

China Jinmao Holdings Group Ltd.	1,679,791	521

China Merchants Port Holdings Co. Ltd.	621,198	1,664

China Mobile Ltd.	2,919,212	35,842

China Overseas Land & Investment Ltd.	1,878,475	6,435

China Power International Development Ltd.	1,514,000	588

China Resources Beer Holdings Co. Ltd. *	778,948	1,662

China Resources Gas Group Ltd.	415,958	1,429

China Resources Land Ltd.	1,323,432	3,732

China Resources Power Holdings Co. Ltd.	923,735	1,603

China State Construction International Holdings Ltd.	830,534	1,098

China Taiping Insurance Holdings Co. Ltd. *	760,904	1,514

China Unicom Hong Kong Ltd.	2,860,494	3,482

CITIC Ltd.	2,084,803	2,989

COSCO SHIPPING Ports Ltd.	776,827	800

Far East Horizon Ltd.	958,000	910

GCL-Poly Energy Holdings Ltd.	6,068,810	814

Guangdong Investment Ltd.	1,350,514	2,156

Haier Electronics Group Co. Ltd.	608,000	1,007

Kunlun Energy Co. Ltd.	1,495,230	1,153

Nine Dragons Paper Holdings Ltd.	757,923	714

Shanghai Industrial Holdings Ltd.	229,043	662

Shimao Property Holdings Ltd.	560,403	763

Sino Biopharmaceutical Ltd.	2,088,000	1,412

Sun Art Retail Group Ltd.	1,137,000	786
		82,118

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC	17,417	1,080

OTP Bank PLC	113,761	2,995

Richter Gedeon Nyrt.	67,302	1,368
		5,443

India – 8.3%

ACC Ltd.	20,991	506

Adani Ports & Special Economic Zone Ltd.	388,854	1,505

Ambuja Cements Ltd.	276,882	1,051

Apollo Hospitals Enterprise Ltd.	35,768	707

Ashok Leyland Ltd.	534,793	642

Asian Paints Ltd.	137,781	2,411

Aurobindo Pharma Ltd.	123,454	1,591

Axis Bank Ltd.	795,318	6,501

Bajaj Auto Ltd.	40,285	1,716

Bajaj Finance Ltd.	77,780	1,240

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

India – 8.3% – continued

Bharat Forge Ltd.	48,415	$666

Bharat Heavy Electricals Ltd.	287,680	585

Bharat Petroleum Corp. Ltd.	120,965	1,116

Bharti Airtel Ltd.	478,603	2,260

Bharti Infratel Ltd.	267,589	1,472

Bosch Ltd.	3,558	1,221

Cadila Healthcare Ltd.	96,620	564

Cairn India Ltd.	209,900	633

Cipla Ltd.	166,243	1,451

Coal India Ltd.	325,540	1,580

Container Corp. of India Ltd.	14,835	308

Dabur India Ltd.	244,240	996

Divi’s Laboratories Ltd.	38,428	747

Dr. Reddy’s Laboratories Ltd.	41,291	1,927

Dr. Reddy’s Laboratories Ltd. ADR	15,005	697

Eicher Motors Ltd.	6,377	2,383

GAIL India Ltd.	148,327	837

GlaxoSmithKline Consumer Healthcare Ltd.	4,589	416

Glenmark Pharmaceuticals Ltd.	63,584	883

Godrej Consumer Products Ltd.	57,364	1,370

Havells India Ltd.	118,743	748

HCL Technologies Ltd.	269,613	3,233

Hero MotoCorp Ltd.	24,066	1,240

Hindalco Industries Ltd.	522,664	1,206

Hindustan Unilever Ltd.	309,743	4,043

Housing Development Finance Corp. Ltd.	714,027	14,993

ICICI Bank Ltd.	268,892	1,024

ICICI Bank Ltd. ADR	130,355	974

Idea Cellular Ltd.	585,866	698

Indiabulls Housing Finance Ltd.	141,673	1,768

Infosys Ltd.	739,856	11,544

Infosys Ltd. ADR	134,148	2,117

ITC Ltd.	1,610,237	5,851

JSW Steel Ltd.	40,922	1,065

Larsen & Toubro Ltd.	144,298	3,118

Larsen & Toubro Ltd. GDR (Registered)	7,050	151

LIC Housing Finance Ltd.	143,653	1,253

Lupin Ltd.	105,723	2,362

Mahindra & Mahindra Financial Services Ltd.	129,242	711

Mahindra & Mahindra Ltd.	177,908	3,767

Marico Ltd.	213,060	883

Maruti Suzuki India Ltd.	50,447	4,165

Motherson Sumi Systems Ltd.	149,757	719

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

India – 8.3% – continued

Nestle India Ltd.	10,686	$1,035

NTPC Ltd.	791,597	1,764

Oil & Natural Gas Corp. Ltd.	402,244	1,555

Piramal Enterprises Ltd.	36,675	1,015

Power Finance Corp. Ltd.	303,970	551

Reliance Industries Ltd.	502,551	8,199

Reliance Industries Ltd. GDR (3)	57,226	1,877

Shree Cement Ltd.	4,047	1,039

Shriram Transport Finance Co. Ltd.	71,175	1,247

Siemens Ltd.	33,021	617

State Bank of India	742,259	2,820

Sun Pharmaceutical Industries Ltd.	458,877	5,131

Tata Consultancy Services Ltd.	225,158	8,243

Tata Motors Ltd.	717,502	5,755

Tata Motors Ltd. ADR	7,068	283

Tata Motors Ltd., Class A (Differential Voting Rights)	177,136	911

Tata Power Co. Ltd.	510,667	577

Tata Steel Ltd.	141,079	799

Tech Mahindra Ltd.	106,940	676

Titan Co. Ltd.	145,184	863

UltraTech Cement Ltd.	16,702	969

United Spirits Ltd. *	30,431	1,129

UPL Ltd.	170,352	1,731

Vedanta Ltd.	480,962	1,247

Wipro Ltd.	270,999	1,952

Wipro Ltd. ADR	25,040	243

Yes Bank Ltd.	149,033	2,822

Zee Entertainment Enterprises Ltd.	276,165	2,272
		164,937

Indonesia – 2.7%

Adaro Energy Tbk PT	6,920,820	644

AKR Corporindo Tbk PT	891,300	442

Astra International Tbk PT	9,622,060	6,114

Bank Central Asia Tbk PT	5,838,892	7,046

Bank Danamon Indonesia Tbk PT	1,522,643	472

Bank Mandiri Persero Tbk PT	4,435,055	3,823

Bank Negara Indonesia Persero Tbk PT	3,563,709	1,523

Bank Rakyat Indonesia Persero Tbk PT	5,266,558	4,941

Bumi Serpong Damai Tbk PT	3,562,500	606

Charoen Pokphand Indonesia Tbk PT	3,401,435	917

Global Mediacom Tbk PT	3,327,200	228

Gudang Garam Tbk PT	231,815	1,105

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Indonesia – 2.7% – continued

Hanjaya Mandala Sampoerna Tbk PT	4,460,000	$1,354

Indocement Tunggal Prakarsa Tbk PT	689,403	918

Indofood CBP Sukses Makmur Tbk PT	1,093,000	795

Indofood Sukses Makmur Tbk PT	2,108,671	1,417

Jasa Marga Persero Tbk PT	1,029,600	364

Kalbe Farma Tbk PT	10,166,180	1,341

Lippo Karawaci Tbk PT	8,481,500	645

Matahari Department Store Tbk PT	1,117,773	1,587

Media Nusantara Citra Tbk PT	2,335,500	361

Perusahaan Gas Negara Persero Tbk	5,259,112	1,163

Semen Indonesia Persero Tbk PT	1,433,855	1,114

Summarecon Agung Tbk PT	4,749,065	643

Surya Citra Media Tbk PT	2,708,500	584

Telekomunikasi Indonesia Persero Tbk PT	23,952,662	7,934

Tower Bersama Infrastructure Tbk PT	1,116,800	522

Unilever Indonesia Tbk PT	728,628	2,488

United Tractors Tbk PT	811,271	1,103

Waskita Karya Persero Tbk PT	2,354,400	475

XL Axiata Tbk PT *	1,813,575	376
		53,045

Malaysia – 2.6%

AirAsia Bhd.	633,900	428

Alliance Financial Group Bhd.	498,600	449

AMMB Holdings Bhd.	874,337	866

Astro Malaysia Holdings Bhd.	719,400	474

Axiata Group Bhd.	1,246,025	1,571

Berjaya Sports Toto Bhd.	352,361	282

British American Tobacco Malaysia Bhd.	66,800	794

CIMB Group Holdings Bhd.	1,462,037	1,667

Dialog Group Bhd.	1,470,344	519

DiGi.Com Bhd.	1,677,500	2,017

Felda Global Ventures Holdings Bhd.	588,200	334

Gamuda Bhd.	818,600	971

Genting Bhd.	1,076,800	2,069

Genting Malaysia Bhd.	1,381,100	1,521

Genting Plantations Bhd.	108,200	289

HAP Seng Consolidated Bhd.	269,200	501

Hartalega Holdings Bhd.	332,300	374

Hong Leong Bank Bhd.	321,598	1,024

Hong Leong Financial Group Bhd.	111,928	417

IHH Healthcare Bhd.	1,379,700	2,114

IJM Corp. Bhd.	1,387,040	1,078

IOI Corp. Bhd.	1,054,140	1,137

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Malaysia – 2.6% – continued

IOI Properties Group Bhd.	728,848	$438

Kuala Lumpur Kepong Bhd.	197,550	1,147

Lafarge Malaysia Bhd.	151,000	290

Malayan Banking Bhd.	1,620,568	2,944

Malaysia Airports Holdings Bhd.	353,893	561

Maxis Bhd.	893,051	1,334

MISC Bhd.	519,260	948

Petronas Chemicals Group Bhd.	1,151,800	1,851

Petronas Dagangan Bhd.	92,200	525

Petronas Gas Bhd.	332,300	1,753

PPB Group Bhd.	221,800	868

Public Bank Bhd.	1,286,761	6,173

RHB Bank Bhd.	388,646	437

RHB Capital Bhd. *	297,992	–

SapuraKencana Petroleum Bhd. *	1,810,900	693

Sime Darby Bhd.	1,212,310	2,243

Telekom Malaysia Bhd.	541,486	889

Tenaga Nasional Bhd.	1,609,650	5,572

UMW Holdings Bhd.	225,200	319

Westports Holdings Bhd.	490,800	521

YTL Corp. Bhd.	2,093,980	906

YTL Power International Bhd.	997,013	386
		51,694

Mexico – 3.6%

Alfa S.A.B. de C.V., Series A	1,350,580	2,104

America Movil S.A.B. de C.V., Series L	15,131,406	8,631

Arca Continental S.A.B. de C.V.	194,384	1,157

Cemex S.A.B. de C.V., Series CPO *	6,677,648	5,300

Coca-Cola Femsa S.A.B. de C.V., Series L	238,822	1,792

El Puerto de Liverpool S.A.B. de C.V., Series C1	88,470	926

Fibra Uno Administracion S.A. de C.V.	1,234,200	2,256

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	874,777	8,052

Gentera S.A.B. de C.V.	461,372	833

Gruma S.A.B. de C.V., Series B	104,250	1,368

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	166,252	1,580

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	98,420	1,440

Grupo Bimbo S.A.B. de C.V., Series A	789,128	2,088

Grupo Carso S.A.B. de C.V., Series A1	267,606	1,073

Grupo Comercial Chedraui S.A. de C.V.	145,800	318

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Mexico – 3.6% – continued

Grupo Financiero Banorte S.A.B. de C.V., Series O	1,189,418	$6,244

Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,117,643	1,764

Grupo Financiero Santander Mexico S.A.B.de C.V., Series B	853,800	1,498

Grupo Lala S.A.B. de C.V.	286,580	547

Grupo Mexico S.A.B. de C.V., Series B	1,820,636	4,453

Grupo Televisa S.A.B., Series CPO	1,165,314	5,986

Industrias Penoles S.A.B. de C.V.	65,037	1,556

Kimberly-Clark de Mexico S.A.B. de C.V., Series A	733,527	1,659

Mexichem S.A.B. de C.V.	493,834	1,104

OHL Mexico S.A.B. de C.V. *	348,700	463

Promotora y Operadora de Infraestructura S.A.B. de C.V.	124,000	1,335

Wal-Mart de Mexico S.A.B. de C.V.	2,496,937	5,467
		70,994

Netherlands – 0.4%

Steinhoff International Holdings N.V.	1,396,201	8,014

Peru – 0.4%

Cia de Minas Buenaventura S.A.A. ADR *	91,706	1,269

Credicorp Ltd.	32,252	4,909

Southern Copper Corp.	39,827	1,048
		7,226

Philippines – 1.3%

Aboitiz Equity Ventures, Inc.	935,449	1,462

Aboitiz Power Corp.	679,344	642

Alliance Global Group, Inc.	997,824	327

Ayala Corp.	116,497	2,061

Ayala Land, Inc.	3,518,680	2,853

Bank of the Philippine Islands	344,503	746

BDO Unibank, Inc.	787,346	1,787

DMCI Holdings, Inc.	1,794,000	447

Energy Development Corp.	4,186,950	512

Globe Telecom, Inc.	15,050	635

GT Capital Holdings, Inc.	36,780	1,091

International Container Terminal Services, Inc.	224,340	358

JG Summit Holdings, Inc.	1,372,651	2,109

Jollibee Foods Corp.	200,823	1,022

Megaworld Corp.	5,366,000	524

Metro Pacific Investments Corp.	6,269,200	919

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Philippines – 1.3% – continued

Metropolitan Bank & Trust Co.	296,148	$521

PLDT, Inc.	46,725	1,651

Robinsons Land Corp.	744,200	476

Security Bank Corp.	52,550	262

SM Investments Corp.	115,807	1,615

SM Prime Holdings, Inc.	3,971,813	2,316

Universal Robina Corp.	411,360	1,515
		25,851

Poland – 1.0%

Alior Bank S.A. *	42,883	522

Bank Handlowy w Warszawie S.A.	15,809	315

Bank Millennium S.A. *	268,226	394

Bank Pekao S.A.	75,367	2,449

Bank Zachodni WBK S.A.	16,699	1,363

CCC S.A.	12,625	586

Cyfrowy Polsat S.A. *	89,560	575

Enea S.A. *	108,314	242

Energa S.A.	88,517	174

Eurocash S.A.	37,675	420

Grupa Azoty S.A.	21,458	347

Grupa Lotos S.A. *	47,033	351

KGHM Polska Miedz S.A.	67,543	1,317

LPP S.A.	582	600

mBank S.A. *	6,963	625

Orange Polska S.A.	296,690	466

PGE Polska Grupa Energetyczna S.A.	397,076	1,058

Polski Koncern Naftowy ORLEN S.A.	153,515	2,622

Polskie Gornictwo Naftowe i Gazownictwo S.A.	855,510	1,133

Powszechna Kasa Oszczednosci Bank Polski S.A.	417,604	2,863

Powszechny Zaklad Ubezpieczen S.A.	269,300	1,722

Synthos S.A. *	273,252	311

Tauron Polska Energia S.A. *	485,210	331
		20,786

Qatar – 0.8%

Barwa Real Estate Co.	44,751	416

Commercial Bank (The) QSC	73,899	783

Doha Bank QSC	60,481	617

Ezdan Holding Group QSC	381,849	1,760

Industries Qatar QSC	72,487	2,148

Masraf Al Rayan QSC	177,760	1,732

Ooredoo QSC	38,753	1,022

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Qatar – 0.8% – continued

Qatar Electricity & Water Co. QSC	12,571	$739

Qatar Gas Transport Co. Ltd.	125,196	811

Qatar Insurance Co. S.A.Q.	56,912	1,387

Qatar Islamic Bank S.A.Q.	27,174	784

Qatar National Bank S.A.Q.	100,153	4,289

Vodafone Qatar QSC *	158,441	474
		16,962

Romania – 0.1%

New Europe Property Investments PLC	111,150	1,261

Russia – 3.4%

Alrosa PJSC	1,199,011	1,654

Gazprom PJSC	489,154	1,051

Gazprom PJSC ADR	2,571,108	10,832

Lukoil PJSC	30,206	1,475

Lukoil PJSC ADR	172,213	8,372

Magnit PJSC	3,011	498

Magnit PJSC GDR (Registered)	120,126	5,008

MegaFon PJSC GDR (Registered)	44,556	426

MMC Norilsk Nickel PJSC	7,280	1,138

MMC Norilsk Nickel PJSC ADR	191,596	3,068

Mobile TeleSystems PJSC ADR	247,850	1,891

Moscow Exchange MICEX-RTS PJSC	633,106	1,276

Novatek OJSC GDR (Registered)	43,451	4,784

PhosAgro PJSC GDR (Registered)	45,149	582

Rosneft PJSC	73,185	400

Rosneft PJSC GDR (Registered)	483,989	2,645

Rostelecom PJSC	382,937	481

Rostelecom PJSC ADR	10,070	75

RusHydro PJSC	28,649,245	353

RusHydro PJSC ADR	266,069	317

Sberbank of Russia PJSC	4,490,458	10,386

Sberbank of Russia PJSC ADR	158,557	1,484

Severstal PJSC	8,730	105

Severstal PJSC GDR (Registered)	88,463	1,067

Sistema PJSC FC GDR (Registered)	79,181	588

Surgutneftegas OJSC	409,067	200

Surgutneftegas OJSC ADR	293,226	1,415

Tatneft PJSC	182,998	933

Tatneft PJSC ADR	82,273	2,534

VTB Bank PJSC	1,687,546,738	1,937

VTB Bank PJSC GDR (3)	11,036	25

VTB Bank PJSC GDR (Registered)	384,561	855
		67,855

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

South Africa – 6.5%

African Bank Investments Ltd. *	213,004	$5

Anglo American Platinum Ltd. *	24,969	705

AngloGold Ashanti Ltd. *	194,523	3,122

Aspen Pharmacare Holdings Ltd.	163,392	3,695

Barclays Africa Group Ltd.	202,095	2,229

Bid Corp. Ltd.	159,689	3,022

Bidvest Group (The) Ltd.	148,689	1,753

Brait S.E. *	164,165	1,327

Capitec Bank Holdings Ltd.	18,531	869

Coronation Fund Managers Ltd.	105,692	542

Discovery Ltd.	169,955	1,402

Exxaro Resources Ltd.	64,240	396

FirstRand Ltd.	1,601,850	5,555

Fortress Income Fund Ltd.	361,743	864

Fortress Income Fund Ltd., Class A	435,751	516

Foschini Group (The) Ltd.	100,930	1,029

Gold Fields Ltd.	392,508	1,913

Growthpoint Properties Ltd.	1,003,242	1,854

Hyprop Investments Ltd.	114,798	1,011

Impala Platinum Holdings Ltd. *	295,118	1,496

Imperial Holdings Ltd.	75,529	922

Investec Ltd.	117,087	722

Liberty Holdings Ltd.	52,791	449

Life Healthcare Group Holdings Ltd.	464,224	1,282

Massmart Holdings Ltd.	50,257	435

Mediclinic International PLC(2)	1	–

MMI Holdings Ltd.	491,078	803

Mondi Ltd.	54,972	1,158

Mr Price Group Ltd.	116,457	1,290

MTN Group Ltd.	790,196	6,777

Naspers Ltd., Class N	207,930	36,036

Nedbank Group Ltd.	94,688	1,537

Netcare Ltd.	454,922	1,116

Pick n Pay Stores Ltd.	170,408	852

Pioneer Foods Group Ltd.	62,456	792

PSG Group Ltd.	42,735	626

Rand Merchant Investment Holdings Ltd.	312,087	942

Redefine Properties Ltd.	2,048,590	1,709

Remgro Ltd.	229,623	3,846

Resilient REIT Ltd.	142,831	1,194

RMB Holdings Ltd.	329,858	1,414

Sanlam Ltd.	667,774	3,113

Sappi Ltd. *	258,861	1,341

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

South Africa – 6.5% – continued

Sasol Ltd.	263,703	$7,216

Shoprite Holdings Ltd.	204,324	2,854

Sibanye Gold Ltd.	354,402	1,268

SPAR Group (The) Ltd.	86,889	1,218

Standard Bank Group Ltd.	615,088	6,320

Telkom S.A. SOC Ltd.	125,193	552

Tiger Brands Ltd.	78,164	2,169

Truworths International Ltd.	209,744	1,086

Tsogo Sun Holdings Ltd.	170,627	388

Vodacom Group Ltd.	176,807	1,988

Woolworths Holdings Ltd.	475,238	2,681
		129,401

South Korea – 13.7%

Amorepacific Corp.	15,327	5,421

AMOREPACIFIC Group	13,398	2,015

BGF retail Co. Ltd.	4,789	843

BNK Financial Group, Inc.	122,477	955

Celltrion, Inc. *	36,188	3,520

Cheil Worldwide, Inc.	34,566	503

CJ CheilJedang Corp.	3,710	1,225

CJ Corp.	6,858	1,162

CJ E&M Corp.	8,907	618

CJ Korea Express Corp. *	3,196	626

Coway Co. Ltd.	25,774	2,230

Daelim Industrial Co. Ltd.	13,075	986

Daewoo Engineering & Construction Co. Ltd. *	66,362	384

DGB Financial Group, Inc.	78,066	641

Dongbu Insurance Co. Ltd.	23,009	1,428

Dongsuh Cos., Inc.	16,640	442

Doosan Heavy Industries & Construction Co. Ltd.	21,468	508

E-MART, Inc.	9,405	1,349

GS Engineering & Construction Corp. *	22,832	612

GS Holdings Corp.	24,129	1,174

GS Retail Co. Ltd.	12,857	576

Hana Financial Group, Inc.	141,221	3,592

Hankook Tire Co. Ltd.	34,744	1,878

Hanmi Pharm Co. Ltd.	2,415	1,120

Hanmi Science Co. Ltd.	5,392	561

Hanon Systems	86,039	975

Hanssem Co. Ltd.	5,071	812

Hanwha Chemical Corp.	51,787	1,145

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

South Korea – 13.7% – continued

Hanwha Corp.	21,428	$683

Hanwha Life Insurance Co. Ltd.	97,108	509

Hotel Shilla Co. Ltd.	16,175	890

Hyosung Corp.	9,771	1,156

Hyundai Department Store Co. Ltd.	7,044	758

Hyundai Development Co. – Engineering & Construction	27,303	1,276

Hyundai Engineering & Construction Co. Ltd.	33,598	1,199

Hyundai Glovis Co. Ltd.	8,786	1,447

Hyundai Heavy Industries Co. Ltd. *	20,012	2,516

Hyundai Marine & Fire Insurance Co. Ltd.	30,065	990

Hyundai Mobis Co. Ltd.	32,409	8,114

Hyundai Motor Co.	68,161	8,416

Hyundai Steel Co.	37,522	1,743

Hyundai Wia Corp.	7,729	610

Industrial Bank of Korea	121,466	1,319

Kakao Corp.	14,195	1,056

Kangwon Land, Inc.	56,441	2,017

KB Financial Group, Inc.	184,019	6,322

KCC Corp.	2,749	988

KEPCO Plant Service & Engineering Co. Ltd.	10,574	556

Kia Motors Corp.	125,632	4,829

Korea Aerospace Industries Ltd.	28,029	1,945

Korea Electric Power Corp.	122,332	5,991

Korea Gas Corp.	12,656	510

Korea Investment Holdings Co. Ltd.	18,082	670

Korea Zinc Co. Ltd.	4,078	1,786

Korean Air Lines Co. Ltd. *	17,712	564

KT Corp.	7,761	225

KT Corp. ADR	6,526	105

KT&G Corp.	55,611	6,334

Kumho Petrochemical Co. Ltd.	8,338	530

LG Chem Ltd.	22,124	4,852

LG Corp.	45,410	2,680

LG Display Co. Ltd.	111,151	2,835

LG Electronics, Inc.	50,948	2,220

LG Household & Health Care Ltd.	4,471	3,879

LG Innotek Co. Ltd.	6,566	467

LG Uplus Corp.	103,451	1,104

Lotte Chemical Corp.	7,403	2,013

Lotte Chilsung Beverage Co. Ltd.	273	397

Lotte Confectionery Co. Ltd.	2,686	430

Lotte Shopping Co. Ltd.	5,136	966

Mirae Asset Daewoo Co. Ltd.	80,958	575

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

South Korea – 13.7% – continued

Mirae Asset Securities Co. Ltd.	35,322	$737

NAVER Corp.	13,304	10,680

NCSoft Corp.	8,406	2,267

NH Investment & Securities Co. Ltd.	68,987	626

OCI Co. Ltd. *	7,779	662

Orion Corp.	1,680	1,262

Ottogi Corp.	588	401

Paradise Co. Ltd.	20,291	294

POSCO	32,068	6,604

POSCO ADR	4,628	236

Posco Daewoo Corp.	21,620	485

S-1 Corp.	8,746	808

Samsung C&T Corp.	36,183	4,913

Samsung Card Co. Ltd.	16,535	755

Samsung Electro-Mechanics Co. Ltd.	25,977	1,159

Samsung Electronics Co. Ltd.	47,541	69,288

Samsung Fire & Marine Insurance Co. Ltd.	15,781	4,010

Samsung Heavy Industries Co. Ltd. *	73,612	628

Samsung Life Insurance Co. Ltd.	33,268	3,193

Samsung SDI Co. Ltd.	26,344	2,317

Samsung SDS Co. Ltd.	16,684	2,337

Samsung Securities Co. Ltd.	26,196	824

Shinhan Financial Group Co. Ltd.	203,233	7,444

Shinsegae, Inc.	3,578	590

SK Holdings Co. Ltd.	21,826	4,208

SK Hynix, Inc.	277,040	10,139

SK Innovation Co. Ltd.	30,883	4,564

SK Networks Co. Ltd.	63,789	388

SK Telecom Co. Ltd.	8,541	1,748

SK Telecom Co. Ltd. ADR	10,300	233

S-Oil Corp.	21,073	1,562

Woori Bank	146,313	1,516

Yuhan Corp.	3,592	906
		273,557

Taiwan – 11.9%

Acer, Inc. *	1,404,800	658

Advanced Semiconductor Engineering, Inc.	3,025,364	3,632

Advantech Co. Ltd.	148,234	1,279

Asia Cement Corp.	1,092,567	959

Asia Pacific Telecom Co. Ltd. *	1,028,000	343

Asustek Computer, Inc.	337,546	3,023

AU Optronics Corp.	4,072,215	1,493

Casetek Holdings Ltd.	69,000	253

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Taiwan – 11.9% – continued

Catcher Technology Co. Ltd.	313,111	$2,557

Cathay Financial Holding Co. Ltd.	3,894,075	5,005

Chailease Holding Co. Ltd.	471,028	838

Chang Hwa Commercial Bank Ltd.	2,285,829	1,172

Cheng Shin Rubber Industry Co. Ltd.	933,184	1,971

Chicony Electronics Co. Ltd.	257,792	654

China Airlines Ltd.	1,147,307	343

China Development Financial Holding Corp.	6,539,868	1,676

China Life Insurance Co. Ltd.	1,627,650	1,496

China Steel Corp.	5,633,156	3,973

Chunghwa Telecom Co. Ltd.	1,810,493	6,390

Compal Electronics, Inc.	1,999,759	1,235

CTBC Financial Holding Co. Ltd.	7,751,739	4,522

Delta Electronics, Inc.	929,343	4,980

E.Sun Financial Holding Co. Ltd.	3,773,308	2,150

Eclat Textile Co. Ltd.	91,355	1,095

Eva Airways Corp.	958,406	439

Evergreen Marine Corp. Taiwan Ltd. *	803,752	311

Far Eastern New Century Corp.	1,550,789	1,163

Far EasTone Telecommunications Co. Ltd.	745,345	1,765

Feng TAY Enterprise Co. Ltd.	154,582	689

First Financial Holding Co. Ltd.	4,587,942	2,447

Formosa Chemicals & Fibre Corp.	1,538,499	4,159

Formosa Petrochemical Corp.	549,487	1,657

Formosa Plastics Corp.	1,973,682	4,900

Formosa Taffeta Co. Ltd.	358,827	340

Foxconn Technology Co. Ltd.	442,131	1,303

Fubon Financial Holding Co. Ltd.	3,173,025	4,715

Giant Manufacturing Co. Ltd.	129,483	918

Hermes Microvision, Inc.	22,000	952

Highwealth Construction Corp.	384,490	597

Hiwin Technologies Corp.	97,881	515

Hon Hai Precision Industry Co. Ltd.	7,361,582	18,638

Hotai Motor Co. Ltd.	118,900	1,396

HTC Corp. *	303,220	850

Hua Nan Financial Holdings Co. Ltd.	3,446,217	1,769

Innolux Corp.	4,177,900	1,422

Inotera Memories, Inc. *	1,267,546	1,120

Inventec Corp.	1,186,314	970

Largan Precision Co. Ltd.	47,835	5,812

Lite-On Technology Corp.	981,964	1,420

MediaTek, Inc.	711,334	5,464

Mega Financial Holding Co. Ltd.	5,195,543	3,667

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Taiwan – 11.9% – continued

Merida Industry Co. Ltd.	100,900	$479

Nan Ya Plastics Corp.	2,269,951	4,500

Nanya Technology Corp.	323,000	406

Nien Made Enterprise Co. Ltd.	70,000	907

Novatek Microelectronics Corp.	270,850	959

OBI Pharma, Inc. *	52,000	650

Pegatron Corp.	934,594	2,421

Phison Electronics Corp.	71,608	546

Pou Chen Corp.	1,040,093	1,472

Powertech Technology, Inc.	302,568	789

President Chain Store Corp.	274,220	2,188

Quanta Computer, Inc.	1,294,576	2,715

Realtek Semiconductor Corp.	208,457	689

Ruentex Development Co. Ltd. *	385,108	469

Ruentex Industries Ltd.	259,906	420

Shin Kong Financial Holding Co. Ltd. *	3,806,458	837

Siliconware Precision Industries Co. Ltd.	1,021,480	1,532

Simplo Technology Co. Ltd.	133,532	440

SinoPac Financial Holdings Co. Ltd.	4,883,948	1,442

Standard Foods Corp.	195,496	503

Synnex Technology International Corp.	668,940	741

TaiMed Biologics, Inc. *	72,000	504

Taishin Financial Holding Co. Ltd.	4,115,031	1,535

Taiwan Business Bank	1,715,937	436

Taiwan Cement Corp.	1,557,055	1,775

Taiwan Cooperative Financial Holding Co. Ltd.	3,595,111	1,589

Taiwan Fertilizer Co. Ltd.	327,000	439

Taiwan Mobile Co. Ltd.	802,076	2,890

Taiwan Semiconductor Manufacturing Co. Ltd.	11,701,193	68,625

Teco Electric and Machinery Co. Ltd.	878,000	761

Transcend Information, Inc.	96,442	282

Uni-President Enterprises Corp.	2,305,150	4,342

United Microelectronics Corp.	5,810,043	2,134

Vanguard International Semiconductor Corp.	410,000	772

Wistron Corp.	1,174,388	876

WPG Holdings Ltd.	680,316	806

Ya Hsin Industrial Co. Ltd. *(4)	121,548	–

Yuanta Financial Holding Co. Ltd.	4,613,814	1,653

Yulon Motor Co. Ltd.	413,257	364

Zhen Ding Technology Holding Ltd.	206,850	457
		236,440

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Thailand – 2.1%

Advanced Info Service PCL (Registered)	194,000	$896

Advanced Info Service PCL NVDR	304,299	1,412

Airports of Thailand PCL NVDR	205,200	2,367

Bangkok Bank PCL (Registered)	118,000	556

Bangkok Dusit Medical Services PCL NVDR	1,799,000	1,134

Bangkok Expressway & Metro PCL NVDR	3,190,098	639

Banpu PCL (Registered)	233,500	106

Banpu PCL NVDR	476,820	217

BEC World PCL (Registered)	196,500	125

BEC World PCL NVDR	281,307	179

BTS Group Holdings PCL NVDR	2,688,900	673

Bumrungrad Hospital PCL NVDR	165,787	837

Central Pattana PCL NVDR	640,000	1,081

Charoen Pokphand Foods PCL NVDR	1,261,257	1,163

CP ALL PCL (Registered)	905,200	1,607

CP ALL PCL NVDR	1,452,836	2,589

Delta Electronics Thailand PCL NVDR	237,900	546

Electricity Generating PCL NVDR	58,000	333

Energy Absolute PCL NVDR	505,600	377

Glow Energy PCL (Registered)	87,100	200

Glow Energy PCL NVDR	158,202	365

Home Product Center PCL NVDR	1,868,704	541

Indorama Ventures PCL NVDR	702,647	577

IRPC PCL (Registered)	1,860,900	262

IRPC PCL NVDR	2,820,481	399

Kasikornbank PCL (Registered)	191,500	1,041

Kasikornbank PCL NVDR	640,597	3,486

Krung Thai Bank PCL (Registered)	699,750	355

Krung Thai Bank PCL NVDR	980,493	500

Minor International PCL NVDR	998,830	1,129

PTT Exploration & Production PCL (Registered)	242,500	567

PTT Exploration & Production PCL NVDR	425,943	1,005

PTT Global Chemical PCL (Registered)	189,814	322

PTT Global Chemical PCL NVDR	786,376	1,339

PTT PCL (Registered)	183,500	1,795

PTT PCL NVDR	293,400	2,891

Robinson Department Store PCL NVDR	234,900	414

Siam Cement (The) PCL (Registered)	51,000	765

Siam Cement (The) PCL NVDR	142,098	2,120

Siam Commercial Bank (The) PCL (Registered)	232,700	994

Siam Commercial Bank (The) PCL NVDR	513,476	2,206

Thai Oil PCL (Registered)	97,800	193

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

Thailand – 2.1% – continued

Thai Oil PCL NVDR	280,895	$558

Thai Union Group PCL NVDR	892,200	553

TMB Bank PCL NVDR	5,939,500	365

True Corp. PCL NVDR	4,651,752	936
		42,715

Turkey – 1.1%

Akbank T.A.S.	1,052,003	2,826

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	96,329	583

Arcelik A.S.	110,785	781

BIM Birlesik Magazalar A.S.	102,073	1,703

Coca-Cola Icecek A.S.	36,652	446

Dogan Sirketler Grubu Holding A.S. *(2)	1	–

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	885,379	899

Enka Insaat ve Sanayi A.S. (2)	1	–

Eregli Demir ve Celik Fabrikalari T.A.S.	678,270	936

Ford Otomotiv Sanayi A.S.	31,388	332

Haci Omer Sabanci Holding A.S.	442,293	1,373

Is Gayrimenkul Yatirim Ortakligi A.S. (2)	1	–

KOC Holding A.S.	298,105	1,281

Petkim Petrokimya Holding A.S.	326,607	496

TAV Havalimanlari Holding A.S.	70,764	293

Tofas Turk Otomobil Fabrikasi A.S.	57,218	417

Tupras Turkiye Petrol Rafinerileri A.S.	60,475	1,147

Turk Hava Yollari A.O. *	269,862	464

Turk Telekomunikasyon A.S.	213,458	404

Turkcell Iletisim Hizmetleri A.S. *	409,275	1,327

Turkiye Garanti Bankasi A.S.	1,104,219	2,933

Turkiye Halk Bankasi A.S.	288,262	879

Turkiye Is Bankasi, Class C	759,884	1,205

Turkiye Sise ve Cam Fabrikalari A.S.	338,508	360

Turkiye Vakiflar Bankasi T.A.O., Class D	344,866	529

Ulker Biskuvi Sanayi A.S.	75,256	537

Yapi ve Kredi Bankasi A.S. *	414,528	507
		22,658

United Arab Emirates – 0.8%

Abu Dhabi Commercial Bank PJSC	917,892	1,610

Aldar Properties PJSC	1,520,155	1,104

Arabtec Holding Co. PJSC *	1,015,383	406

DP World Ltd.	77,788	1,474

Dubai Financial Market PJSC	952,297	339

Dubai Islamic Bank PJSC	609,171	898

Emaar Malls PJSC	907,150	671

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.7% (1) – continued

United Arab Emirates – 0.8% – continued

Emaar Properties PJSC	1,676,269	$3,237

Emirates Telecommunications Group Co. PJSC	829,660	4,516

First Gulf Bank PJSC	421,061	1,352

National Bank of Abu Dhabi PJSC	330,493	826
		16,433
Total Common Stocks
(Cost $1,606,337)		1,867,551

PREFERRED STOCKS – 3.9% (1)

Brazil – 2.8%

Banco Bradesco S.A. *	1,211,493	11,153

Banco Bradesco S.A. ADR *	106,841	969

Braskem S.A., Class A	74,041	571

Centrais Eletricas Brasileiras S.A., Class B *	107,341	793

Cia Brasileira de Distribuicao	75,842	1,247

Cia Energetica de Minas Gerais	349,847	923

Cia Energetica de Sao Paulo, Class B	82,708	377

Cia Paranaense de Energia, Class B	46,144	480

Gerdau S.A.	431,961	1,187

Itau Unibanco Holding S.A.	1,395,176	15,337

Itausa – Investimentos Itau S.A.	1,849,093	4,765

Lojas Americanas S.A.	271,831	1,692

Petroleo Brasileiro S.A. *	1,570,595	6,616

Petroleo Brasileiro S.A. ADR *	148,341	1,233

Suzano Papel e Celulose S.A., Class A	187,200	604

Telefonica Brasil S.A.	191,373	2,786

Telefonica Brasil S.A. ADR	22,109	320

Vale S.A.	919,230	4,373
		55,426

Chile – 0.1%

Embotelladora Andina S.A., Class B	117,962	452

Sociedad Quimica y Minera de Chile S.A. ADR	3,193	86

Sociedad Quimica y Minera de Chile S.A., Class B	41,488	1,123
		1,661

Colombia – 0.2%

Bancolombia S.A.	188,295	1,824

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 3.9% (1) – continued

Colombia – 0.2% – continued

Bancolombia S.A. ADR	6,452	$252

Grupo Aval Acciones y Valores S.A.	1,647,469	720

Grupo de Inversiones Suramericana S.A.	46,376	600
		3,396

Russia – 0.1%

Surgutneftegas OJSC	1,820,437	840

Surgutneftegas OJSC ADR	140,161	656

Transneft PJSC	724	1,558
		3,054

South Korea – 0.7%

Amorepacific Corp.	4,133	798

Hanwha Corp. *	5,538	85

Hyundai Motor Co. Ltd.	10,583	967

Hyundai Motor Co. Ltd. (2nd preferred)	17,606	1,690

LG Chem Ltd.	3,638	545

LG Household & Health Care Ltd.	1,001	469

Samsung Electronics Co. Ltd.	8,512	10,049
		14,603
Total Preferred Stocks
(Cost $95,248)		78,140

RIGHTS – 0.0%

South Korea – 0.0%

Samsung Heavy Industries Co. Ltd. *	45,705	91
Total Rights
(Cost $–)		91

INVESTMENT COMPANIES – 1 .5%

iShares MSCI Emerging Markets ETF	488,600	18,298

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(5)(6)	11,961,374	11,961
Total Investment Companies
(Cost $29,316)		30,259

Total Investments – 99.1%
(Cost $1,730,901)		1,976,041

Other Assets less Liabilities – 0.9%		18,234
Net Assets – 100.0%		$1,994,275

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	7-day yield as of September 30, 2016 is disclosed.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

*	Non-Income Producing Security

^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
FTSE/JSE Top 40 Index (South African Rand)	28	$937	Long	12/16	$(9)
Hang Seng Index (Hong Kong Dollar)	12	1,803	Long	10/16	(17)
mini MSCI Emerging Markets Index (United States Dollar)	487	22,219	Long	12/16	(142)
MSCI Taiwan Index (United States Dollar)	30	1,025	Long	10/16	(6)
SGX CNX Nifty Index (United States Dollar)	31	536	Long	10/16	(13)
SPI 200 Index (Australian Dollar)	2	207	Long	12/16	9

Total					$(178)

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.5%
Consumer Staples	7.8
Energy	7.3
Financials	24.4
Health Care	2.5
Industrials	5.8
Information Technology	23.7
Materials	6.3
Real Estate	2.7
Telecommunication Services	6.1
Utilities	2.9

Total	100.0%

At September 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	50.0%
Korean Won	14.1
Taiwan Dollar	11.8
Indian Rupee	8.1
Brazilian Real	7.0
All other currencies less than 5%	9.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common stocks
Brazil	$88,063	$–	$–	$88,063
Chile	20,279	–	–	20,279
China	116,590	327,423	–	444,013
Colombia	5,332	–	–	5,332
Egypt	871	2,691	–	3,562
India	6,190	158,747	–	164,937
Mexico	70,994	–	–	70,994
Peru	7,226	–	–	7,226
Russia	8,224	59,631	–	67,855
South Korea	574	272,983	–	273,557
Taiwan	–	236,440	–	236,440
All Other Countries(1)	–	485,293	–	485,293
Total Common Stocks	324,343	1,543,208	–	1,867,551
Preferred Stocks
Russia	656	2,398	–	3,054
South Korea	–	14,603	–	14,603
All Other Countries(1)	60,483	–	–	60,483
Total Preferred Stocks	61,139	17,001	–	78,140
Rights(1)	–	91	–	91
Investment Companies	30,259	–	–	30,259
Total Investments	$415,741	$1,560,300	$–	$1,976,041
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9	$–	$–	$9
Liabilities
Futures Contracts	(187)	–	–	(187)
Total Other Financial Instruments	$(178)	$–	$–	$(178)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
	Value (000s)		Reason
Common Stocks
South Africa	$–	*	Valuations at official close price with foreign fair value adjustment

*	Amount rounds to less than one thousand.

At September 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
	Value (000s)	Reason
Common Stocks
Chile	$1,488	Valuations at official close price
India	1,877	Valuations at official close price
Russia	5,750	Valuations at official close price
Total	$9,115

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1)

Australia – 5.3%

BGP Holdings PLC *(2)	6,535,576	$–

BWP Trust	598,916	1,474

Charter Hall Retail REIT	428,166	1,389

Cromwell Property Group	1,789,144	1,289

Dexus Property Group	1,201,888	8,451

Goodman Group	2,201,689	12,299

GPT Group (The)	2,226,777	8,642

Investa Office Fund	704,236	2,466

Mirvac Group	4,596,597	7,897

Scentre Group	6,328,875	22,818

Shopping Centres Australasia Property

Group	896,995	1,549

Stockland	2,961,061	10,808

Vicinity Centres	4,068,579	9,898

Westfield Corp.	2,393,144	17,844
		106,824

Austria – 0.3%

BUWOG A.G. *	111,769	3,024

CA Immobilien Anlagen A.G. *	87,801	1,674

Conwert Immobilien Invest S.E. *	85,495	1,609
		6,307

Belgium – 0.4%

Aedifica S.A.	15,379	1,335

Befimmo S.A.	24,351	1,471

Cofinimmo S.A.	24,881	3,094

Intervest Offices & Warehouses N.V.	18,442	507

Leasinvest Real Estate S.C.A.	2,442	291

Warehouses De Pauw – CVA	18,027	1,789

Wereldhave Belgium N.V.	2,743	341
		8,828

Brazil – 0.5%

Aliansce Shopping Centers S.A.	127,441	605

BR Malls Participacoes S.A. *	704,703	2,683

BR Properties S.A.	113,752	298

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	328,985	1,032

Direcional Engenharia S.A.	93,430	168

Even Construtora e Incorporadora S.A.	215,769	255

Ez Tec Empreendimentos e Participacoes S.A.	71,665	337

Gafisa S.A.	464,658	359

Helbor Empreendimentos S.A.	135,597	87

Iguatemi Empresa de Shopping Centers S.A.	73,903	673

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Brazil – 0.5% – continued

JHSF Participacoes S.A. *	134,916	$67

MRV Engenharia e Participacoes S.A.	353,212	1,296

Multiplan Empreendimentos Imobiliarios S.A. *	95,497	1,863

PDG Realty S.A. Empreendimentos e Participacoes *	63,400	46

Rodobens Negocios Imobiliarios S.A.	28,773	51

Sonae Sierra Brasil S.A.	34,415	196

Tecnisa S.A.	155,636	117
		10,133

Canada – 2.3%

Allied Properties Real Estate Investment Trust	95,367	2,739

Artis Real Estate Investment Trust	183,652	1,737

Boardwalk Real Estate Investment Trust	49,041	1,935

Canadian Apartment Properties REIT	167,466	3,909

Canadian Real Estate Investment Trust	88,930	3,190

Chartwell Retirement Residences	215,662	2,597

Cominar Real Estate Investment Trust	208,645	2,427

Crombie Real Estate Investment Trust	107,668	1,174

Dream Global Real Estate Investment Trust	152,447	1,047

Dream Office Real Estate Investment Trust	134,476	1,734

First Capital Realty, Inc.	119,683	2,005

Granite Real Estate Investment Trust	58,637	1,791

H&R Real Estate Investment Trust	348,837	5,964

Killam Apartment Real Estate Investment Trust	81,576	752

Northview Apartment Real Estate Investment Trust	58,192	971

Pure Industrial Real Estate Trust	267,199	1,122

RioCan Real Estate Investment Trust	392,015	8,133

Smart Real Estate Investment Trust	136,987	3,691
		46,918

Chile – 0.1%

Parque Arauco S.A.	691,804	1,564

China – 2.4%

Agile Group Holdings Ltd.	1,723,226	982

Beijing Capital Land Ltd., Class H	1,288,000	529

Beijing North Star Co. Ltd., Class H	899,662	309

China Aoyuan Property Group Ltd.	1,605,000	384

China Evergrande Group	4,438,000	3,017

China Overseas Land & Investment Ltd.	4,762,542	16,316

China SCE Property Holdings Ltd.	1,461,000	357

China Vanke Co. Ltd., Class H	1,629,641	4,258

CIFI Holdings Group Co. Ltd.	3,286,882	1,038

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

China – 2.4% – continued

Country Garden Holdings Co. Ltd.	8,823,181	$4,677

Fantasia Holdings Group Co. Ltd. *	2,086,500	319

Greentown China Holdings Ltd. *	945,500	801

Guangzhou R&F Properties Co. Ltd., Class H	1,200,202	1,897

Hydoo International Holding Ltd.	1,308,000	133

KWG Property Holding Ltd.	1,481,094	978

Logan Property Holdings Co. Ltd.	1,294,000	583

Longfor Properties Co. Ltd.	1,815,000	2,802

Optics Valley Union Holding Co. Ltd. *	3,772,000	419

Powerlong Real Estate Holdings Ltd.	1,614,000	539

Redco Properties Group Ltd. *(3)	528,000	385

Ronshine China Holdings Ltd. *	419,500	374

Shui On Land Ltd.	4,273,277	1,163

Sino-Ocean Group Holding Ltd.	3,647,328	1,695

SOHO China Ltd.	2,352,756	1,275

Sunac China Holdings Ltd.	2,201,050	1,595

Yuzhou Properties Co. Ltd.	1,620,000	602
		47,427

Egypt – 0.0%

Emaar Misr for Development S.A.E. *	719,915	182

Six of October Development & Investment *	295,544	404
		586

Finland – 0.2%

Citycon OYJ	480,492	1,223

Sponda OYJ	307,161	1,580

Technopolis OYJ	173,363	635
		3,438

France – 3.1%

Affine S.A.	9,197	156

ANF Immobilier	8,495	200

Fonciere de Paris SIIC	3,056	466

Fonciere Des Regions	45,494	4,240

Gecina S.A.	49,438	7,773

ICADE	43,490	3,392

Klepierre	254,003	11,642

Mercialys S.A.	50,841	1,223

Unibail-Rodamco S.E.	121,895	32,863
		61,955

Germany – 3.0%

ADLER Real Estate A.G. *	29,280	467

ADO Properties S.A. (3)	36,035	1,441

alstria office REIT-A.G. *	156,035	2,142

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Germany – 3.0% – continued

Deutsche EuroShop A.G.	56,484	$2,624

Deutsche Wohnen A.G. (Bearer)	416,969	15,157

DIC Asset A.G.	53,814	543

Grand City Properties S.A.	125,222	2,450

Hamborner REIT A.G.	94,225	997

LEG Immobilien A.G. *	77,631	7,431

TAG Immobilien A.G.	175,846	2,557

TLG Immobilien A.G.	68,098	1,538

Vonovia S.E.	576,580	21,833

WCM Beteiligungs & Grundbesitz-A.G. *	114,673	382
		59,562

Greece – 0.0%

Grivalia Properties REIC A.E.	47,695	359

Hong Kong – 8.0%

C C Land Holdings Ltd.	1,622,000	427

Champion REIT	2,954,846	1,798

Cheung Kong Property Holdings Ltd.	3,492,000	25,754

China Jinmao Holdings Group Ltd.	6,160,000	1,912

China Merchants Land Ltd.	1,504,000	230

China Overseas Grand Oceans Group Ltd. *	938,000	305

China Resources Land Ltd.	3,340,155	9,419

Gemdale Properties & Investment Corp. Ltd.	6,346,000	412

Glorious Property Holdings Ltd. *	3,161,100	421

Hang Lung Properties Ltd.	2,486,452	5,644

Henderson Land Development Co. Ltd.	1,390,732	8,312

Hongkong Land Holdings Ltd.	1,454,218	10,369

Hopson Development Holdings Ltd.	772,000	765

Hui Xian Real Estate Investment Trust	2,325,891	1,148

Hui Xian Real Estate Investment Trust (Hong Kong Exchange)	362,515	179

Hysan Development Co. Ltd.	766,045	3,599

K Wah International Holdings Ltd.	1,449,316	799

Kerry Properties Ltd.	736,599	2,426

Link REIT	2,788,800	20,577

LVGEM China Real Estate Investment Co. Ltd.	1,236,000	392

Minmetals Land Ltd.	1,620,000	207

New World Development Co. Ltd.	6,516,733	8,533

Poly Property Group Co. Ltd. *	2,246,000	769

Road King Infrastructure Ltd. *	323,000	275

Shanghai Industrial Urban Development Group Ltd.	1,626,000	422

Shenzhen Investment Ltd.	3,815,929	1,824

Shimao Property Holdings Ltd.	1,540,369	2,097

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Hong Kong – 8.0% – continued

Sino Land Co. Ltd.	3,812,088	$6,800

Sinolink Worldwide Holdings Ltd. *	2,404,000	267

Spring Real Estate Investment Trust	797,000	347

Sun Hung Kai Properties Ltd.	1,743,425	26,570

Swire Properties Ltd.	1,446,400	4,256

Wharf Holdings (The) Ltd.	1,500,317	10,993

Yuexiu Property Co. Ltd.	7,803,442	1,236

Yuexiu Real Estate Investment Trust	1,329,000	811
		160,295

India – 0.1%

DLF Ltd.	525,362	1,160

Oberoi Realty Ltd.	103,990	458

Prestige Estates Projects Ltd.	137,973	401

Unitech Ltd. *	2,037,195	182
		2,201

Indonesia – 0.4%

Agung Podomoro Land Tbk PT *	9,268,196	205

Alam Sutera Realty Tbk PT *	14,136,940	503

Bumi Serpong Damai Tbk PT	9,438,300	1,605

Ciputra Development Tbk PT	13,595,236	1,662

Intiland Development Tbk PT	6,173,600	284

Kawasan Industri Jababeka Tbk PT *	19,804,763	447

Pakuwon Jati Tbk PT	28,722,740	1,498

Summarecon Agung Tbk PT	13,460,500	1,824
		8,028

Ireland – 0.2%

Green REIT PLC	828,345	1,354

Hibernia REIT PLC	856,844	1,318

Irish Residential Properties REIT PLC	437,510	579
		3,251

Israel – 0.1%

Azrieli Group Ltd.	53,801	2,361

Italy – 0.1%

Beni Stabili S.p.A. SIIQ *	1,351,294	806

Immobiliare Grande Distribuzione SIIQ S.p.A.	468,137	353
		1,159

Japan – 9.7%

Activia Properties, Inc.	663	3,534

Advance Residence Investment Corp.	1,495	4,240

Aeon Mall Co. Ltd.	143,666	2,268

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Japan – 9.7% – continued

AEON REIT Investment Corp.	1,274	$1,659

Daiwa House REIT Investment Corp.	1,635	4,803

Daiwa Office Investment Corp.	331	2,033

Frontier Real Estate Investment Corp.	549	2,737

Fukuoka REIT Corp.	763	1,429

GLP J-REIT	2,724	3,617

Hulic Co. Ltd.	438,240	4,473

Hulic REIT, Inc.	1,047	1,868

Industrial & Infrastructure Fund Investment Corp.	399	2,026

Invincible Investment Corp.	3,645	2,039

Japan Excellent, Inc.	1,422	2,050

Japan Hotel REIT Investment Corp.	4,636	3,683

Japan Logistics Fund, Inc.	1,030	2,330

Japan Prime Realty Investment Corp.	994	4,486

Japan Real Estate Investment Corp.	1,526	9,117

Japan Rental Housing Investments, Inc.	1,884	1,580

Japan Retail Fund Investment Corp.	3,167	7,823

Kenedix Office Investment Corp.	441	2,716

Kenedix Retail REIT Corp.	517	1,228

Mitsubishi Estate Co. Ltd.	1,465,480	27,474

Mitsui Fudosan Co. Ltd.	1,175,562	25,031

Mori Hills REIT Investment Corp.	1,783	2,670

Mori Trust Sogo REIT, Inc.	1,220	2,141

Nippon Accommodations Fund, Inc.	549	2,574

Nippon Building Fund, Inc.	1,680	10,632

Nippon Prologis REIT, Inc.	1,918	4,852

Nomura Real Estate Holdings, Inc.	147,700	2,492

Nomura Real Estate Master Fund, Inc.	4,909	8,202

NTT Urban Development Corp.	132,800	1,282

Orix JREIT, Inc.	3,006	5,302

Premier Investment Corp.	1,564	2,075

Sekisui House REIT, Inc.	1,025	1,575

Sekisui House SI Residential Investment Corp.	1,234	1,409

Sumitomo Realty & Development Co. Ltd.	537,425	13,923

Tokyo Tatemono Co. Ltd.	253,500	3,045

Tokyu REIT, Inc.	1,107	1,486

United Urban Investment Corp.	3,221	5,866
		193,770

Malaysia – 0.4%

Eastern & Oriental Bhd.	963,353	392

Eco World Development Group Bhd.*	926,100	292

IGB Real Estate Investment Trust	2,019,600	805

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Malaysia – 0.4% – continued

IOI Properties Group Bhd.	2,257,400	$1,358

KLCCP Stapled Group	554,948	1,039

KSL Holdings Bhd.	592,120	159

Mah Sing Group Bhd.	1,948,420	763

Malaysian Resources Corp. Bhd.	1,293,200	407

Pavilion Real Estate Investment Trust	1,074,400	461

Sunway Real Estate Investment Trust	2,043,900	855

UEM Sunrise Bhd.	1,986,200	569
		7,100

Mexico – 0.5%

Concentradora Fibra Danhos S.A. de C.V.	270,153	488

Concentradora Fibra Hotelera Mexicana

S.A. de C.V.	505,500	335

Consorcio ARA S.A.B. de C.V.	856,261	299

Corp. Inmobiliaria Vesta S.A.B. de C.V.	681,900	940

Fibra Uno Administracion S.A. de C.V.	3,328,309	6,085

Macquarie Mexico Real Estate Management

S.A. de C.V. *	1,010,789	1,238

Prologis Property Mexico S.A. de C.V.	413,600	678

Urbi Desarrollos Urbanos S.A.B.de C.V. *(2)	776,726	–
		10,063

Netherlands – 0.3%

Eurocommercial Properties N.V. – CVA	54,488	2,459

NSI N.V.	168,540	698

Vastned Retail N.V.	23,366	944

Wereldhave N.V.	49,824	2,521
		6,622

New Zealand – 0.1%

Kiwi Property Group Ltd.	1,594,871	1,743

Norway – 0.1%

Entra ASA (3)	116,015	1,301

Norwegian Property ASA	311,726	423
		1,724

Philippines – 0.9%

Ayala Land, Inc.	7,282,151	5,904

DoubleDragon Properties Corp. *	712,200	859

Filinvest Land, Inc.	11,594,989	438

Megaworld Corp.	14,293,801	1,397

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Philippines – 0.9% – continued

Robinsons Land Corp.	2,072,575	$1,326

SM Prime Holdings, Inc.	11,417,953	6,659

Vista Land & Lifescapes, Inc.	4,865,561	543
		17,126

Singapore – 2.7%

Ascendas India Trust	844,800	669

Ascendas Real Estate Investment Trust	2,780,953	5,159

Ascott Residence Trust	1,036,900	866

CapitaLand Commercial Trust	2,494,214	2,921

CapitaLand Ltd.	3,138,915	7,414

CapitaLand Mall Trust	3,288,815	5,252

CapitaLand Retail China Trust	635,609	756

CDL Hospitality Trusts	771,410	794

City Developments Ltd.	731,500	4,896

First Real Estate Investment Trust	622,651	620

Fortune Real Estate Investment Trust	1,632,920	2,054

Global Logistic Properties Ltd.	3,663,793	5,050

Keppel REIT	2,370,720	1,941

Lippo Malls Indonesia Retail Trust	2,434,900	671

Mapletree Commercial Trust	2,316,002	2,718

Mapletree Greater China Commercial Trust	2,340,400	1,886

Mapletree Industrial Trust	1,552,607	2,032

Mapletree Logistics Trust	1,802,774	1,417

Suntec Real Estate Investment Trust	2,984,491	3,774

UOL Group Ltd.	591,081	2,443

Yanlord Land Group Ltd.	814,500	837
		54,170

South Africa – 1.1%

Arrowhead Properties Ltd.	1,167,421	736

Attacq Ltd. *	752,488	945

Balwin Properties Ltd. *	318,055	181

Delta Property Fund Ltd.	619,126	332

Emira Property Fund Ltd.	540,291	577

Growthpoint Properties Ltd.	3,315,640	6,126

Hyprop Investments Ltd.	308,473	2,717

Rebosis Property Fund Ltd.	536,769	444

Redefine Properties Ltd.	5,652,237	4,716

Resilient REIT Ltd.	337,358	2,819

SA Corporate Real Estate Fund Nominees Pty. Ltd.	2,806,682	1,117

Vukile Property Fund Ltd.	804,276	1,098
		21,808

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Spain – 0.5%

Axiare Patrimonio SOCIMI S.A.	73,448	$972

Hispania Activos Inmobiliarios SOCIMI S.A. *	111,069	1,488

Inmobiliaria Colonial S.A.	292,238	2,126

Lar Espana Real Estate Socimi S.A.	92,944	668

Merlin Properties Socimi S.A.	401,101	4,747
		10,001

Sweden – 1.1%

Castellum AB	326,802	4,893

D Carnegie & Co. AB *	56,230	721

Dios Fastigheter AB	56,108	423

Fabege AB	162,967	2,970

Fastighets AB Balder, Class B *	113,747	3,021

Hemfosa Fastigheter AB	118,133	1,280

Hufvudstaden AB, Class A	136,616	2,365

Klovern AB, Class B	599,201	745

Kungsleden AB	196,114	1,434

Pandox AB	64,791	1,134

Wallenstam AB, Class B	245,089	2,067

Wihlborgs Fastigheter AB	82,427	1,752
		22,805

Switzerland – 0.8%

Allreal Holding A.G. (Registered) *	11,876	1,803

Mobimo Holding A.G. (Registered) *	7,670	1,952

PSP Swiss Property A.G. (Registered)	49,028	4,673

Swiss Prime Site A.G. (Registered) *	80,623	7,070
		15,498

Taiwan – 0.0%

Hung Poo Real Estate Development Corp.	247,585	208

Thailand – 0.5%

Amata Corp. PCL (Registered)	141,686	46

Amata Corp. PCL NVDR	850,071	276

AP Thailand PCL (Registered)	441,405	92

AP Thailand PCL NVDR	2,408,604	506

Central Pattana PCL (Registered)	825,726	1,388

Central Pattana PCL NVDR	2,231,298	3,767

LPN Development PCL (Registered)	8,475	3

LPN Development PCL NVDR	1,171,801	386

Property Perfect PCL (Registered)	3,686,802	99

Property Perfect PCL NVDR	4,602,926	124

Pruksa Real Estate PCL NVDR	835,000	580

Quality Houses PCL NVDR	8,160,166	577

Sansiri PCL NVDR	11,407,766	576

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Thailand – 0.5% – continued

SC Asset Corp. PCL (Registered)	747,984	$72

SC Asset Corp. PCL NVDR	1,198,624	116

Siam Future Development PCL NVDR	1,253,194	219

Supalai PCL (Registered)	224,356	157

Supalai PCL NVDR	1,057,500	744

TICON Industrial Connection PCL NVDR	623,505	286

WHA Corp. PCL NVDR *	4,500,000	407
		10,421

Turkey – 0.1%

Dogus Gayrimenkul Yatirim Ortakligi A.S. *	54,149	64

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,399,986	2,437

Is Gayrimenkul Yatirim Ortakligi A.S.	462,064	250

Saf Gayrimenkul Yatirim Ortakligi A.S.	445,722	122

Torunlar Gayrimenkul Yatirim Ortakligi A.S.	87,311	141
		3,014

United Arab Emirates – 0.2%

Aldar Properties PJSC	3,886,007	2,822

Emaar Malls PJSC	2,623,175	1,941

RAK Properties PJSC	1,133,104	185
		4,948

United Kingdom – 4.0%

Assura PLC	2,047,377	1,546

Big Yellow Group PLC	176,322	1,783

British Land (The) Co. PLC	1,269,482	10,430

Capital & Counties Properties PLC	911,842	3,404

Capital & Regional PLC	661,408	519

Daejan Holdings PLC	6,044	438

Derwent London PLC	123,461	4,170

Empiric Student Property PLC	629,518	947

F&C UK Real Estate Investment Ltd.	315,148	390

Grainger PLC	500,806	1,495

Great Portland Estates PLC	424,273	3,488

Hammerson PLC	971,470	7,406

Hansteen Holdings PLC	931,295	1,404

Helical PLC	117,561	411

Intu Properties PLC	1,161,263	4,461

Kennedy Wilson Europe Real Estate PLC	143,751	1,873

Land Securities Group PLC	974,276	13,389

LondonMetric Property PLC	727,757	1,508

Primary Health Properties PLC	701,310	1,019

Redefine International PLC	1,452,719	809

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United Kingdom – 4.0% – continued

Regional REIT Ltd. (3)(4)	278,070	$378

Safestore Holdings PLC	255,998	1,277

Schroder Real Estate Investment Trust Ltd.	643,618	478

Segro PLC	1,026,216	6,046

Shaftesbury PLC	344,049	4,331

Standard Life Investment Property Income Trust Ltd.	470,953	500

Target Healthcare REIT Ltd.	315,468	453

Tritax Big Box REIT PLC	1,045,014	1,880

UNITE Group (The) PLC	274,194	2,255

Workspace Group PLC	145,648	1,318
		79,806

United States – 48.1%

Acadia Realty Trust	99,081	3,591

Agree Realty Corp.	28,020	1,385

Alexander’s, Inc.	2,557	1,073

Alexandria Real Estate Equities, Inc.	96,553	10,502

American Assets Trust, Inc.	48,404	2,100

American Campus Communities, Inc.	161,471	8,214

American Homes 4 Rent, Class A	276,578	5,985

Apartment Investment & Management Co., Class A	193,376	8,878

Apple Hospitality REIT, Inc.	205,700	3,808

Ashford Hospitality Trust, Inc.	111,616	657

AvalonBay Communities, Inc.	169,547	30,152

Boston Properties, Inc.	189,909	25,883

Brandywine Realty Trust	217,325	3,395

Brixmor Property Group, Inc.	376,744	10,470

Camden Property Trust	108,206	9,061

Care Capital Properties, Inc.	103,249	2,943

CBL & Associates Properties, Inc.	212,202	2,576

Cedar Realty Trust, Inc.	110,518	796

Chatham Lodging Trust	45,137	869

Chesapeake Lodging Trust	74,942	1,716

Colony Starwood Homes	60,500	1,736

Columbia Property Trust, Inc.	152,200	3,408

Corporate Office Properties Trust	116,821	3,312

Cousins Properties, Inc.	258,448	2,698

CubeSmart	220,262	6,004

DCT Industrial Trust, Inc.	111,681	5,422

DDR Corp.	385,922	6,727

DiamondRock Hospitality Co.	250,908	2,283

Digital Realty Trust, Inc.	197,309	19,163

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 48.1% – continued

Douglas Emmett, Inc.	173,849	$6,368

Duke Realty Corp.	434,071	11,863

DuPont Fabros Technology, Inc.	93,597	3,861

EastGroup Properties, Inc.	40,418	2,973

Education Realty Trust, Inc.	90,356	3,898

Empire State Realty Trust, Inc., Class A	151,019	3,164

EPR Properties	78,103	6,150

Equity Commonwealth *(2)	75,000	–

Equity Commonwealth*	155,835	4,709

Equity LifeStyle Properties, Inc.	96,121	7,419

Equity One, Inc.	116,292	3,560

Equity Residential	446,264	28,708

Essex Property Trust, Inc.	81,217	18,087

Extra Space Storage, Inc.	145,844	11,581

Federal Realty Investment Trust	87,688	13,498

FelCor Lodging Trust, Inc.	174,412	1,121

First Industrial Realty Trust, Inc.	144,650	4,082

First Potomac Realty Trust	71,046	650

Forest City Realty Trust, Inc., Class A	290,297	6,715

Four Corners Property Trust, Inc.	72,500	1,546

Franklin Street Properties Corp.	122,780	1,547

Gaming and Leisure Properties, Inc.	253,886	8,492

General Growth Properties, Inc.	623,787	17,217

Getty Realty Corp.	31,298	749

Government Properties Income Trust	87,121	1,971

Gramercy Property Trust	517,922	4,993

HCP, Inc.	575,965	21,858

Healthcare Realty Trust, Inc.	143,540	4,889

Healthcare Trust of America, Inc., Class A	170,709	5,569

Hersha Hospitality Trust	45,003	811

Highwoods Properties, Inc.	122,118	6,365

Hospitality Properties Trust	201,478	5,988

Host Hotels & Resorts, Inc.	925,606	14,412

Hudson Pacific Properties, Inc.	133,140	4,376

Investors Real Estate Trust	146,397	871

Kilroy Realty Corp.	114,573	7,946

Kimco Realty Corp.	519,000	15,025

Kite Realty Group Trust	101,081	2,802

LaSalle Hotel Properties	139,393	3,327

Lexington Realty Trust	294,191	3,030

Liberty Property Trust	182,735	7,373

Life Storage, Inc.	57,471	5,111

LTC Properties, Inc.	48,573	2,525

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 48.1% – continued

Macerich (The) Co.	177,857	$14,383

Mack-Cali Realty Corp.	109,880	2,991

Medical Properties Trust, Inc.	301,300	4,450

Mid-America Apartment Communities, Inc.	93,311	8,770

Milestone Apartments Real Estate Investment Trust	87,500	1,287

Monmouth Real Estate Investment Corp.	80,300	1,146

Monogram Residential Trust, Inc.	207,000	2,202

National Health Investors, Inc.	44,760	3,513

National Retail Properties, Inc.	182,027	9,256

New Senior Investment Group, Inc.	96,900	1,118

New York REIT, Inc.	205,836	1,883

Omega Healthcare Investors, Inc.	213,294	7,561

Paramount Group, Inc.	185,296	3,037

Parkway Properties, Inc.	98,438	1,674

Pebblebrook Hotel Trust	88,544	2,355

Pennsylvania Real Estate Investment Trust	82,966	1,911

Physicians Realty Trust	165,990	3,575

Piedmont Office Realty Trust, Inc., Class A	180,185	3,923

Post Properties, Inc.	65,989	4,364

Prologis, Inc.	648,886	34,741

PS Business Parks, Inc.	24,873	2,825

Public Storage	179,527	40,060

QTS Realty Trust, Inc., Class A	56,217	2,971

Ramco-Gershenson Properties Trust	97,961	1,836

Realty Income Corp.	319,017	21,352

Regency Centers Corp.	129,341	10,023

Retail Opportunity Investments Corp.	134,533	2,954

Retail Properties of America, Inc., Class A	294,242	4,943

Rexford Industrial Realty, Inc.	79,735	1,825

RLJ Lodging Trust	155,097	3,262

Ryman Hospitality Properties, Inc.	60,800	2,928

Sabra Health Care REIT, Inc.	80,840	2,036

Saul Centers, Inc.	16,705	1,113

Select Income REIT	83,866	2,256

Senior Housing Properties Trust	293,109	6,657

Seritage Growth Properties, Class A	32,300	1,637

Silver Bay Realty Trust Corp.	42,601	747

Simon Property Group, Inc.	389,121	80,552

SL Green Realty Corp.	123,507	13,351

Spirit Realty Capital, Inc.	571,219	7,614

STAG Industrial, Inc.	88,511	2,169

STORE Capital Corp.	187,828	5,535

Summit Hotel Properties, Inc.	104,556	1,376

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 48.1% – continued

Sun Communities, Inc.	75,185	$5,901

Sunstone Hotel Investors, Inc.	266,702	3,411

Tanger Factory Outlet Centers, Inc.	118,653	4,623

Taubman Centers, Inc.	74,880	5,572

Terreno Realty Corp.	56,400	1,552

Tier REIT, Inc.	58,300	900

TravelCenters of America LLC – (Fractional Shares) *(2)	50,000	–

UDR, Inc.	330,142	11,882

Universal Health Realty Income Trust	16,573	1,044

Urban Edge Properties	110,456	3,108

Urstadt Biddle Properties, Inc., Class A	36,760	817

Ventas, Inc.	433,496	30,618

VEREIT, Inc.	1,195,568	12,398

Vornado Realty Trust	209,813	21,235

Washington Prime Group, Inc.	229,508	2,841

Washington Real Estate Investment Trust	91,144	2,836

Weingarten Realty Investors	142,516	5,555

Welltower, Inc.	439,814	32,885

WP Carey, Inc.	110,189	7,111

Xenia Hotels & Resorts, Inc.	132,600	2,013
		962,471
Total Common Stocks
(Cost $1,538,969)		1,954,494

	PRINCIPAL AMOUNT (000S) (5)	VALUE (000s)
CONVERTIBLE BONDS – 0.0%

Malaysia – 0.0%

YTL Land & Development Bhd., 3.00%, 10/31/21 (MYR) (6)	$114	$13
Total Convertible Bonds
(Cost $23)		13

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%

Brazil – 0.0%

Aliansce Shopping Centers S.A.*	24,920	$3

Helbor Empreendimentos S.A.*	36,700	4
		7

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0% – continued

United Kingdom – 0.0% – continued

Tritax Big Box REIT PLC*	95,001	$9
Total Rights
(Cost $–)		16

INVESTMENT COMPANIES – 0.9% (1)

F&C Commercial Property Trust Ltd.	654,554	1,045

MedicX Fund Ltd.	451,939	520

Northern Institutional Funds – Diversified Assets Portfolio, 0.08%^ (7)(8)	15,651,295	15,651

Picton Property Income (The) Ltd. Fund	672,045	627

UK Commercial Property Trust Ltd.	831,862	851
Total Investment Companies
(Cost $18,908)		18,694

Total Investments – 98.5%
(Cost $1,557,900)		1,973,217

Other Assets less Liabilities – 1.5%		29,283
Net Assets – 100.0%		$2,002,500

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of this restricted illiquid security amounted to approximately $378,000 or 0.0% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Regional REIT Ltd.	6/16/16-9/16/16	$417

(5)	Principal amount is in USD unless otherwise indicated.
(6)	Step coupon bond. Rate as of September 30, 2016 is disclosed.
(7)	7-day yield as of September 30, 2016 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Canadian Dollar	206	United States Dollar	157	12/21/16	$–*
Bank of Montreal	Euro	1,178	United States Dollar	1,330	12/21/16	2
Bank of Montreal	Hong Kong Dollar	9,454	United States Dollar	1,220	12/21/16	–*
Bank of Montreal	Japanese Yen	117,909	United States Dollar	1,180	12/21/16	13
Bank of Montreal	United States Dollar	450	Australian Dollar	602	12/21/16	10
Bank of Montreal	United States Dollar	1,697	Euro	1,512	12/21/16	8
JPMorgan Chase	British Pound	303	United States Dollar	397	12/21/16	3
JPMorgan Chase	British Pound	392	United States Dollar	510	12/21/16	1
JPMorgan Chase	United States Dollar	192	Swedish Krona	1,640	12/21/16	–*
Citibank	Australian Dollar	1,425	United States Dollar	1,075	12/21/16	(14)
Morgan Stanley	Japanese Yen	68,907	United States Dollar	680	12/21/16	(2)
Morgan Stanley	United States Dollar	682	Singapore Dollar	931	12/21/16	1
Morgan Stanley	United States Dollar	105	Swiss Franc	103	12/21/16	1
BNY Mellon	United States Dollar	2,715	Hong Kong Dollar	21,052	12/21/16	1
BNY Mellon	United States Dollar	1,490	Japanese Yen	152,417	12/21/16	19
Toronto-Dominion Bank	United States Dollar	700	British Pound	530	12/21/16	(12)
Toronto-Dominion Bank	United States Dollar	700	Canadian Dollar	925	12/21/16	5
Toronto-Dominion Bank	United States Dollar	1,360	Euro	1,205	12/21/16	(1)
Toronto-Dominion Bank	United States Dollar	1,090	Japanese Yen	110,918	12/21/16	8

Total						$43
*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
DAX Index (Euro)	9	$2,657	Long	12/16	$39
E-Mini S&P Midcap 400 (United States Dollar)	169	26,188	Long	12/16	(10)
FTSE 100 Index (British Pound)	10	889	Long	12/16	26
Hang Seng Index (Hong Kong Dollar)	22	3,306	Long	10/16	(29)
Nikkei 225 (Japanese Yen)	6	490	Long	12/16	1
SPI 200 Index (Australian Dollar)	29	3,005	Long	12/16	113
Topix Index (Japanese Yen)	19	2,479	Long	12/16	(21)

Total					$119

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	8.8%
Diversified REITs	11.6
Health Care REITs	7.0
Industrial REITs	6.0
Office REITs	10.6
Real Estate Development	6.3
Real Estate Operating Companies	8.6
Residential REITs	9.2
Retail REITs	23.2
Specialized REITs	5.5
Other Industries less than 5%	3.2

Total	100.0%

At September 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	49.6%
Hong Kong Dollar	10.1
Japanese Yen	9.9
Euro	8.3
Australian Dollar	5.5
All other currencies less than 5%	16.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)		TOTAL (000s)
Common Stocks
Austria	$3,283	$3,024	$–		$6,307
Belgium	8,828	–	–		8,828
Brazil	10,133	–	–		10,133
Canada	46,918	–	–		46,918
Chile	1,564	–	–		1,564
Egypt	586	–	–		586
France	53,716	8,239	–		61,955
Mexico	10,063	–	–	*	10,063
Spain	6,235	3,766	–		10,001
Switzerland	7,070	8,428	–		15,498
United Kingdom	17,189	62,617	–		79,806
United States	962,471	–	–		962,471
All Other Countries (1)	–	740,364	–		740,364
Total Common Stocks	1,128,056	826,438	–	*	1,954,494
Convertible Bonds (1)	$–	$–	$13		$13
Rights
Brazil	7	–	–		7
United Kingdom	–	9	–		9
Total Rights	7	9	–		16
Investment Companies	15,651	3,043	–		18,694
Total Investments	$1,143,714	$829,490	$13		$1,973,217

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$72	$–		$72
Futures Contracts	179	–	–		179
Liabilities
Forward Foreign Currency Exchange Contracts	–	(29)	–		(29)
Futures Contracts	(60)	–	–		(60)
Total Other Financial Instruments	$119	$43	$–		$162

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
	Value (000s)	Reason

Common Stocks

Austria	$3,283	Valuations at official close price

Belgium	8,828	Valuations at official close price

France	53,716	Valuations at official close price

Spain	6,235	Valuations at official close price

Switzerland	7,070	Valuations at official close price

United Kingdom	17,189	Valuations at official close price
Total	$96,321

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000s)		ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/16 (000s)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/16 (000s)

Common Stocks

Mexico	$–	*	$–	$–	$– *	$–	$–	$–	$–	$–	*	$– *

Convertible Bonds

Malaysia	13		5	–	(5)	–	–	–	–	13		(5)

Total	$13		$5	$–	$(5)	$–	$–	$–	$–	$13		$(5)

*	Amount rounds to less than one thousand.

Securities valued at less than one thousand included in the Balance as of 9/30/16 above were valued using prices provided by the investment adviser’s pricing and valuation committee. Securities valued at $13 included in the Balance as of 9/30/16 above were valued using evaluated prices provided by a third party provider.

	FAIR VALUE AT 9/30/16 (000s)		VALUTION TECHNIQUES	UNOBSERVABLE INPUTS

Common Stock	$–	*	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value

*	Amount rounds to less than one thousand.

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MYR	Malaysian Ringgit
USD	United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1)

Australia – 3.5%

AGL Energy Ltd.	10,223	$149

Amcor Ltd.	17,562	204

AMP Ltd.	44,769	182

APA Group	16,915	110

Aurizon Holdings Ltd.	31,150	112

AusNet Services	27,225	34

Australia & New Zealand Banking Group Ltd.	44,181	938

Bendigo & Adelaide Bank Ltd.	7,138	59

Boral Ltd.	10,770	56

Brambles Ltd.	24,042	221

Caltex Australia Ltd.	3,947	104

Coca-Cola Amatil Ltd.	8,875	70

Cochlear Ltd.	864	94

Commonwealth Bank of Australia	25,978	1,445

Computershare Ltd.	7,150	57

Dexus Property Group	14,489	102

Goodman Group	26,979	151

GPT Group (The)	26,875	104

Healthscope Ltd.	25,906	61

Insurance Australia Group Ltd.	36,380	153

LendLease Group	8,236	89

Macquarie Group Ltd.	4,635	292

Mirvac Group	56,212	96

National Australia Bank Ltd.	40,064	858

Newcrest Mining Ltd.	11,624	193

Ramsay Health Care Ltd.	2,144	130

Scentre Group	80,708	291

South32 Ltd.	80,743	150

Stockland	36,299	132

Sydney Airport	16,995	91

Transurban Group	30,800	269

Wesfarmers Ltd.	17,048	577

Westpac Banking Corp.	50,531	1,149

Woodside Petroleum Ltd.	11,496	253
		8,976

Austria – 0.0%

OMV A.G.	2,259	65

Belgium – 0.1%

Colruyt S.A.	1,039	58

KBC Group N.V. *	3,795	221

Umicore S.A.	1,438	90
		369

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Canada – 3.7%

Agnico Eagle Mines Ltd.	3,300	$178

Agrium, Inc.	1,993	181

AltaGas Ltd.	2,627	68

ARC Resources Ltd.	5,351	97

Atco Ltd., Class I	1,241	44

Bank of Montreal	9,707	636

Bank of Nova Scotia (The)	18,210	965

CAE, Inc.	4,100	58

Canadian Imperial Bank of Commerce	5,938	460

Canadian National Railway Co.	11,775	770

Canadian Tire Corp. Ltd., Class A	1,095	110

Canadian Utilities Ltd., Class A	1,892	53

Cenovus Energy, Inc.	12,663	182

CGI Group, Inc., Class A *	3,312	158

Crescent Point Energy Corp.	8,255	109

Empire Co. Ltd., Class A	2,519	38

Enbridge, Inc.	14,074	619

Encana Corp.	14,113	147

Finning International, Inc.	2,600	48

First Capital Realty, Inc.	1,900	32

Fortis, Inc.	4,200	135

Franco-Nevada Corp.	2,691	188

Gildan Activewear, Inc.	3,212	90

Jean Coutu Group PJC (The), Inc., Class A	1,400	21

Keyera Corp.	2,852	92

Kinross Gold Corp. *	17,843	75

Loblaw Cos. Ltd.	3,343	172

lululemon athletica, Inc. *	1,600	98

Magna International, Inc.	6,044	259

Metro, Inc.	3,563	117

National Bank of Canada	5,100	181

Open Text Corp.	1,806	117

Pembina Pipeline Corp.	5,850	178

Potash Corp. of Saskatchewan, Inc.	12,686	206

PrairieSky Royalty Ltd.	3,000	61

Rogers Communications, Inc., Class B	5,445	231

Shaw Communications, Inc., Class B	6,195	127

Silver Wheaton Corp.	6,651	180

Suncor Energy, Inc.	25,225	700

Teck Resources Ltd., Class B	8,596	155

TELUS Corp.	2,923	96

Toronto-Dominion Bank (The)	28,036	1,245
		9,677

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Denmark – 0.9%

Chr Hansen Holding A/S	1,493	$89

Coloplast A/S, Class B	1,796	139

Genmab A/S *	859	147

ISS A/S	2,525	105

Novo Nordisk A/S, Class B	28,951	1,206

Novozymes A/S, Class B	3,487	154

Pandora A/S	1,682	204

Tryg A/S	1,801	36

Vestas Wind Systems A/S	3,352	277
		2,357

Finland – 0.1%

Metso OYJ	1,732	51

Neste OYJ	2,046	87

Orion OYJ, Class B	1,643	65

Wartsila OYJ Abp	2,179	98
		301

France – 2.9%

Accor S.A.	2,677	106

Aeroports de Paris	445	44

Air Liquide S.A.	5,866	629

Atos S.E.	1,333	144

AXA S.A.	29,415	626

Bouygues S.A.	3,129	104

Bureau Veritas S.A.	3,897	84

Capgemini S.A.	2,475	242

Carrefour S.A.	8,378	217

Casino Guichard Perrachon S.A.	784	38

Christian Dior S.E.	824	148

Cie de Saint-Gobain	7,491	323

CNP Assurances	2,496	42

Danone S.A.	8,937	663

Eiffage S.A.	868	67

Essilor International S.A.	3,113	402

Eurazeo S.A.	549	32

Gecina S.A.	622	98

ICADE	562	44

Imerys S.A.	582	42

JCDecaux S.A.	1,208	39

Kering	1,146	231

Lagardere S.C.A.	1,858	47

Legrand S.A.	4,039	238

L’Oreal S.A.	3,836	724

Natixis S.A.	14,202	66

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

France – 2.9% – continued

Renault S.A.	2,914	$239

Rexel S.A.	4,752	73

Schneider Electric S.E.	8,467	590

SES S.A.	5,507	135

Societe BIC S.A.	457	68

Suez	4,932	81

Technip S.A.	1,630	100

Unibail-Rodamco S.E.	1,501	405

Vivendi S.A.	17,606	355

Wendel S.A.	449	52
		7,538

Germany – 3.0%

adidas A.G.	2,850	495

Allianz S.E. (Registered)	6,920	1,027

Arch Capital Group Ltd. *	1,800	143

Axel Springer S.E.	716	37

Axis Capital Holdings Ltd.	1,447	79

BASF S.E.	13,908	1,189

Bayerische Motoren Werke A.G.	5,012	421

Beiersdorf A.G.	1,524	144

Brenntag A.G.	2,335	127

Deutsche Boerse A.G. *	3,182	258

Deutsche Post A.G. (Registered)	14,686	459

Fraport A.G. Frankfurt Airport Services Worldwide	690	38

GEA Group A.G.	2,765	153

HeidelbergCement A.G.	2,132	201

Henkel A.G. & Co. KGaA	1,572	183

MAN S.E.	537	56

Marvell Technology Group Ltd.	6,700	89

Merck KGaA	1,955	211

METRO A.G.	2,796	83

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	2,438	455

OSRAM Licht A.G.	1,343	79

ProSiebenSat.1 Media S.E.	3,299	141

RenaissanceRe Holdings Ltd.	645	77

SAP S.E.	14,882	1,354

Telefonica Deutschland Holding A.G.	11,737	47

TUI A.G. – CDI	7,572	108
		7,654

Hong Kong – 0.7%

BOC Hong Kong Holdings Ltd.	56,000	190

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Hong Kong – 0.7% – continued

CLP Holdings Ltd.	24,806	$258

Hang Lung Properties Ltd.	33,000	75

Hang Seng Bank Ltd.	11,578	208

Henderson Land Development Co. Ltd.	16,000	96

Hong Kong & China Gas Co. Ltd.	115,442	218

Hong Kong Exchanges and Clearing Ltd.	17,535	463

Hysan Development Co. Ltd.	10,000	47

Li & Fung Ltd.	90,000	46

MTR Corp. Ltd.	21,297	118

Swire Pacific Ltd., Class A	8,500	92

Swire Properties Ltd.	18,878	56

Yue Yuen Industrial Holdings Ltd.	10,500	43
		1,910

Ireland – 0.3%

CRH PLC	12,556	420

DCC PLC	1,347	123

Kerry Group PLC, Class A	2,396	199
		742

Israel – 0.0%

Bank Hapoalim B.M.	16,101	91

Italy – 0.5%

Assicurazioni Generali S.p.A.	17,698	216

EXOR S.p.A.	1,720	70

Intesa Sanpaolo S.p.A.	192,276	427

Intesa Sanpaolo S.p.A. (RSP)	15,191	32

Snam S.p.A.	37,067	205

Tenaris S.A.	7,372	105

Terna Rete Elettrica Nazionale S.p.A.	22,782	117
		1,172

Japan – 8.8%

Aeon Co. Ltd.	9,900	146

AEON Financial Service Co. Ltd.	1,690	29

Aeon Mall Co. Ltd.	1,680	26

Aisin Seiki Co. Ltd.	2,900	133

Ajinomoto Co., Inc.	8,400	187

Alfresa Holdings Corp.	2,900	61

Amada Holdings Co. Ltd.	5,000	52

ANA Holdings, Inc.	17,000	46

Asahi Glass Co. Ltd.	15,000	97

Asahi Kasei Corp.	19,000	151

Asics Corp.	2,500	50

Astellas Pharma, Inc.	32,000	500

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Japan – 8.8% – continued

Benesse Holdings, Inc.	900	$23

Casio Computer Co. Ltd.	3,500	49

Central Japan Railway Co.	2,200	376

Chugai Pharmaceutical Co. Ltd.	3,510	127

Dai Nippon Printing Co. Ltd.	8,000	78

Daicel Corp.	4,400	56

Daikin Industries Ltd.	3,500	326

Daiwa House Industry Co. Ltd.	8,600	236

Denso Corp.	7,400	295

Dentsu, Inc.	3,300	167

East Japan Railway Co.	5,100	460

Eisai Co. Ltd.	3,805	238

Fast Retailing Co. Ltd.	800	258

Fuji Heavy Industries Ltd.	9,308	350

FUJIFILM Holdings Corp.	6,600	244

Fujitsu Ltd.	28,000	151

Hino Motors Ltd.	4,200	45

Hitachi Chemical Co. Ltd.	1,517	35

Hitachi Construction Machinery Co. Ltd.	1,700	34

Hitachi High-Technologies Corp.	943	38

Hitachi Metals Ltd.	3,100	38

Honda Motor Co. Ltd.	24,700	711

Hulic Co. Ltd.	4,600	47

Inpex Corp.	14,400	131

Kajima Corp.	14,000	98

Kaneka Corp.	4,000	32

Kansai Paint Co. Ltd.	3,300	72

Kao Corp.	7,600	428

Kawasaki Heavy Industries Ltd.	22,000	68

KDDI Corp.	27,800	855

Keio Corp.	9,000	79

Keyence Corp.	700	509

Kikkoman Corp.	2,000	64

Kobe Steel Ltd. *	4,955	45

Komatsu Ltd.	14,000	321

Konica Minolta, Inc.	6,900	58

Kubota Corp.	16,000	242

Kuraray Co. Ltd.	5,400	80

Kurita Water Industries Ltd.	1,500	36

Kyocera Corp.	4,900	235

Kyowa Hakko Kirin Co. Ltd.	4,000	63

Lawson, Inc.	1,000	79

Marui Group Co. Ltd.	3,300	44

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Japan – 8.8% – continued

Mazda Motor Corp.	8,600	$132

McDonald’s Holdings Co. Japan Ltd.	1,100	32

Miraca Holdings, Inc.	800	40

Mitsubishi Corp.	22,900	521

Mitsubishi Electric Corp.	29,000	371

Mitsubishi Estate Co. Ltd.	19,000	356

Mitsubishi Materials Corp.	1,700	46

Mitsubishi UFJ Lease & Finance Co. Ltd.	5,930	27

Mitsui Chemicals, Inc.	14,000	67

Mitsui Fudosan Co. Ltd.	14,000	298

Mitsui OSK Lines Ltd.	16,000	37

Mizuho Financial Group, Inc.	360,073	602

Murata Manufacturing Co. Ltd.	2,915	380

Nabtesco Corp.	1,700	48

NEC Corp.	39,000	101

NGK Insulators Ltd.	4,000	83

NGK Spark Plug Co. Ltd.	2,900	51

Nikon Corp.	5,300	79

Nippon Prologis REIT, Inc.	22	56

Nippon Telegraph & Telephone Corp.	10,500	480

Nippon Yusen K.K.	25,000	47

Nissan Motor Co. Ltd.	37,400	366

Nissin Foods Holdings Co. Ltd.	900	55

Nitto Denko Corp.	2,500	162

Nomura Real Estate Holdings, Inc.	2,000	34

Nomura Research Institute Ltd.	1,902	66

NSK Ltd.	7,100	73

NTT DOCOMO, Inc.	21,000	532

Obayashi Corp.	9,800	97

Omron Corp.	3,000	108

Oriental Land Co. Ltd.	3,300	201

Osaka Gas Co. Ltd.	28,000	117

Panasonic Corp.	33,400	334

Resona Holdings, Inc.	33,300	140

Rinnai Corp.	500	46

Santen Pharmaceutical Co. Ltd.	5,600	83

Secom Co. Ltd.	3,200	239

Sekisui Chemical Co. Ltd.	6,400	92

Sekisui House Ltd.	9,100	155

Seven & i Holdings Co. Ltd.	11,400	539

Shimadzu Corp.	3,000	46

Shimizu Corp.	8,000	71

Shin-Etsu Chemical Co. Ltd.	5,900	412

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Japan – 8.8% – continued

Shionogi & Co. Ltd.	4,500	$230

Shiseido Co. Ltd.	5,700	151

Showa Shell Sekiyu K.K.	2,800	26

Sompo Japan Nipponkoa Holdings, Inc.	5,300	157

Sony Corp.	19,100	624

Stanley Electric Co. Ltd.	2,333	63

Sumitomo Chemical Co. Ltd.	24,000	107

Sumitomo Corp.	18,000	201

Sumitomo Dainippon Pharma Co. Ltd.	2,435	47

Sumitomo Electric Industries Ltd.	11,400	161

Sumitomo Heavy Industries Ltd.	8,000	39

Sumitomo Metal Mining Co. Ltd.	7,000	97

Sumitomo Mitsui Financial Group, Inc.	20,300	684

Sumitomo Mitsui Trust Holdings, Inc.	5,000	162

Sumitomo Rubber Industries Ltd.	2,500	38

Suntory Beverage & Food Ltd.	2,100	91

Suzuken Co. Ltd.	1,238	41

Sysmex Corp.	2,342	173

T&D Holdings, Inc.	8,800	99

Takashimaya Co. Ltd.	5,000	41

Takeda Pharmaceutical Co. Ltd.	10,800	517

TDK Corp.	1,900	127

Teijin Ltd.	3,000	58

Toho Co. Ltd.	1,700	56

Toho Gas Co. Ltd.	6,000	56

Tokyo Electron Ltd.	2,400	212

Tokyo Gas Co. Ltd.	31,000	138

Tokyu Corp.	16,000	122

Tokyu Fudosan Holdings Corp.	8,400	46

Toppan Printing Co. Ltd.	8,000	72

Toray Industries, Inc.	22,000	214

TOTO Ltd.	2,200	83

Toyo Suisan Kaisha Ltd.	1,300	55

Toyoda Gosei Co. Ltd.	1,100	26

Toyota Industries Corp.	2,400	111

Toyota Tsusho Corp.	3,300	77

USS Co. Ltd.	3,500	59

Yakult Honsha Co. Ltd.	1,400	63

Yamada Denki Co. Ltd.	10,260	51

Yamaha Corp.	2,500	81

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Japan – 8.8% – continued

Yamaha Motor Co. Ltd.	4,200	$85

Yaskawa Electric Corp.	3,700	55

Yokogawa Electric Corp.	3,700	49
		22,866

Netherlands – 1.4%

Aegon N.V.	27,706	106

Akzo Nobel N.V.	3,747	254

ASML Holding N.V.	5,576	612

Boskalis Westminster	1,336	48

Core Laboratories N.V.	689	77

Gemalto N.V.	1,214	78

ING Groep N.V.	58,742	724

Koninklijke Ahold Delhaize N.V. *	19,395	442

Koninklijke DSM N.V.	2,744	185

Koninklijke KPN N.V.	51,621	171

Koninklijke Philips N.V.	14,094	417

Koninklijke Vopak N.V.	1,087	57

NN Group N.V.	4,791	147

QIAGEN N.V. *	3,343	92

Wolters Kluwer N.V.	4,566	195
		3,605

New Zealand – 0.1%

Auckland International Airport Ltd.	14,328	77

Contact Energy Ltd.	11,067	40

Fletcher Building Ltd.	10,456	82

Mercury NZ Ltd.	9,087	20

Meridian Energy Ltd.	20,707	39

Ryman Healthcare Ltd.	5,543	39
		297

Norway – 0.4%

DNB ASA	14,821	195

Marine Harvest ASA *	5,779	104

Norsk Hydro ASA	20,380	88

Orkla ASA	12,321	127

Statoil ASA	16,855	283

Telenor ASA	11,365	195
		992

Portugal – 0.1%

Banco Espirito Santo S.A. (Registered) *(2)	29,034	–

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Portugal – 0.1% – continued

EDP – Energias de Portugal S.A.	34,997	$118

Galp Energia SGPS S.A.	6,988	96

Jeronimo Martins SGPS S.A.	3,984	69
		283

Singapore – 0.5%

Ascendas Real Estate Investment Trust	33,500	62

CapitaLand Commercial Trust	34,100	40

CapitaLand Ltd.	38,400	91

CapitaLand Mall Trust	39,600	63

City Developments Ltd.	6,500	43

DBS Group Holdings Ltd.	26,595	302

Global Logistic Properties Ltd.	37,000	51

Jardine Cycle & Carriage Ltd.	1,544	49

Keppel Corp. Ltd.	22,900	91

Singapore Airlines Ltd.	8,300	64

Singapore Press Holdings Ltd.	24,800	70

Singapore Telecommunications Ltd.	120,600	354

UOL Group Ltd.	7,900	33
		1,313

South Africa – 0.1%

Investec PLC	9,461	58

Mediclinic International PLC	5,503	66

Mondi PLC	5,574	117
		241

Spain – 1.2%

Amadeus IT Group S.A.	6,641	332

Banco Bilbao Vizcaya Argentaria S.A.	98,190	594

Banco de Sabadell S.A.	78,638	101

CaixaBank S.A.	44,776	113

Distribuidora Internacional de Alimentacion S.A.	9,673	60

Enagas S.A.	3,398	102

Ferrovial S.A.	7,345	156

Iberdrola S.A.	82,153	558

Industria de Diseno Textil S.A.	16,514	612

Red Electrica Corp. S.A.	6,440	139

Repsol S.A.	16,817	228
		2,995

Sweden – 1.8%

Alfa Laval AB	4,408	69

Assa Abloy AB, Class B	15,168	308

Atlas Copco AB, Class A	10,162	306

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Sweden – 1.8% – continued

Atlas Copco AB, Class B	5,901	$161

Autoliv, Inc.	1,313	140

Boliden AB	4,144	97

Electrolux AB, Class B	3,642	91

Hennes & Mauritz AB, Class B	14,371	405

Husqvarna AB, Class B	6,716	59

ICA Gruppen AB	1,241	41

Industrivarden AB, Class C	2,608	48

Kinnevik AB, Class B *	3,669	93

Nordea Bank AB	45,977	456

Sandvik AB	16,125	177

Skandinaviska Enskilda Banken AB, Class A	22,980	231

Skanska AB, Class B	5,139	120

SKF AB, Class B	5,775	100

Svenska Cellulosa AB S.C.A., Class B	9,183	273

Svenska Handelsbanken AB, Class A	22,926	315

Swedbank AB, Class A	13,705	322

Telefonaktiebolaget LM Ericsson, Class B	46,490	335

Telia Co. AB	39,292	176

Volvo AB, Class B	23,329	266
		4,589

Switzerland – 4.1%

ABB Ltd. (Registered) *	29,788	669

Actelion Ltd. (Registered) *	1,554	269

Adecco Group A.G. (Registered)	2,506	141

Aryzta A.G. *	1,307	58

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	15	87

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	2	136

Chubb Ltd.	7,012	881

Coca-Cola HBC A.G. – CDI *	2,760	64

Garmin Ltd.	1,700	82

Givaudan S.A. (Registered)	140	285

Kuehne + Nagel International A.G. (Registered)	816	118

LafargeHolcim Ltd. (Registered) *	4,476	242

LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange) *	2,416	130

Lonza Group A.G. (Registered) *	800	153

Novartis A.G. (Registered)	33,817	2,659

Roche Holding A.G. (Genusschein)	10,640	2,636

SGS S.A. (Registered)	83	186

Swiss Re A.G.	5,050	456

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

Switzerland – 4.1% – continued

Swisscom A.G. (Registered)	392	$186

TE Connectivity Ltd.	5,400	348

Weatherford International PLC *	12,897	72

Wolseley PLC	3,825	215

Zurich Insurance Group A.G. *	2,278	586
		10,659

United Kingdom – 6.4%

3i Group PLC	14,750	124

Aberdeen Asset Management PLC	14,460	61

Aon PLC	4,000	450

Associated British Foods PLC	5,403	182

Aviva PLC	61,505	352

Barratt Developments PLC	15,220	98

Berkeley Group Holdings PLC	1,971	66

British Land (The) Co. PLC	14,619	120

BT Group PLC	127,850	645

Bunzl PLC	5,031	149

Burberry Group PLC	6,754	121

Capita PLC	9,898	86

CNH Industrial N.V.	15,391	110

Coca-Cola European Partners PLC	3,245	129

Croda International PLC	1,952	88

Delphi Automotive PLC	4,133	295

easyJet PLC	2,585	34

GlaxoSmithKline PLC	73,792	1,573

Hammerson PLC	11,614	89

IHS Markit Ltd. *	5,406	203

InterContinental Hotels Group PLC	2,848	117

Intertek Group PLC	2,450	111

Intu Properties PLC	14,872	57

ITV PLC	54,136	132

J Sainsbury PLC	23,524	75

Johnson Matthey PLC	2,937	126

Kingfisher PLC	34,474	168

Land Securities Group PLC	11,994	165

Legal & General Group PLC	90,190	256

Liberty Global PLC, Class A *	4,286	146

Liberty Global PLC, Series C *	9,410	311

London Stock Exchange Group PLC	4,758	173

Marks & Spencer Group PLC	24,042	103

Meggitt PLC	11,622	68

Michael Kors Holdings Ltd. *	2,636	123

National Grid PLC	56,764	802

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United Kingdom – 6.4% – continued

Next PLC	2,131	$132

Old Mutual PLC	74,745	196

Pearson PLC	12,190	119

Pentair PLC	2,569	165

Petrofac Ltd.	4,103	47

Prudential PLC	38,981	692

Reckitt Benckiser Group PLC	9,616	906

RELX N.V.	15,053	270

RELX PLC	6,480	123

RELX PLC (Berlin Exchange)	10,107	192

RSA Insurance Group PLC	16,022	113

Schroders PLC	2,082	73

Segro PLC	11,564	68

SSE PLC	15,273	310

Standard Chartered PLC *	49,741	405

Standard Life PLC	29,974	134

Tate & Lyle PLC	7,134	69

Taylor Wimpey PLC	48,160	96

Tesco PLC *	123,910	294

Travis Perkins PLC	3,934	79

Unilever N.V. – CVA	24,666	1,138

Unilever PLC	19,444	922

United Utilities Group PLC	10,121	132

Vodafone Group PLC	402,354	1,154

Whitbread PLC	2,743	139

Willis Towers Watson PLC	1,993	265

Wm Morrison Supermarkets PLC	32,586	92

WPP PLC	19,565	460
		16,693

United States – 57.0%

3M Co.	9,229	1,626

A.O. Smith Corp.	1,100	109

Accenture PLC, Class A	9,547	1,166

Acuity Brands, Inc.	700	185

Advance Auto Parts, Inc.	1,100	164

AES Corp.	10,000	129

Aflac, Inc.	6,226	447

AGCO Corp.	1,036	51

Agilent Technologies, Inc.	4,916	232

Air Products & Chemicals, Inc.	3,150	474

Albemarle Corp.	1,700	145

Alexandria Real Estate Equities, Inc.	1,100	120

Alexion Pharmaceuticals, Inc. *	3,389	415

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 57.0% – continued

Alliant Energy Corp.	3,404	$130

Allstate (The) Corp.	5,700	394

Ally Financial, Inc.	6,600	129

Alphabet, Inc., Class C *	4,728	3,675

AMERCO	100	32

American Express Co.	12,268	786

American International Group, Inc.	16,900	1,003

American Tower Corp.	6,428	728

American Water Works Co., Inc.	2,705	202

Ameriprise Financial, Inc.	2,526	252

AmerisourceBergen Corp.	2,794	226

AMETEK, Inc.	3,502	167

Amgen, Inc.	11,425	1,906

Analog Devices, Inc.	4,634	299

Annaly Capital Management, Inc.	15,465	162

ANSYS, Inc. *	1,305	121

Antero Resources Corp. *	2,315	62

Anthem, Inc.	4,000	501

Apache Corp.	5,756	368

Applied Materials, Inc.	16,553	499

Aramark	3,500	133

Arthur J. Gallagher & Co.	2,700	137

Assurant, Inc.	900	83

Autodesk, Inc. *	3,015	218

Automatic Data Processing, Inc.	6,900	609

AutoNation, Inc. *	1,100	54

AutoZone, Inc. *	405	311

AvalonBay Communities, Inc.	2,069	368

Avery Dennison Corp.	1,338	104

Axalta Coating Systems Ltd. *	3,100	88

B/E Aerospace, Inc.	1,500	78

Baker Hughes, Inc.	6,313	319

Ball Corp.	2,502	205

Bank of New York Mellon (The) Corp.	16,298	650

BB&T Corp.	12,462	470

Becton Dickinson and Co.	3,222	579

Bed Bath & Beyond, Inc.	2,350	101

Best Buy Co., Inc.	4,473	171

Biogen, Inc. *	3,331	1,043

BioMarin Pharmaceutical, Inc. *	2,456	227

BlackRock, Inc.	1,852	671

BorgWarner, Inc.	3,244	114

Boston Properties, Inc.	2,280	311

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 57.0% – continued

Bristol-Myers Squibb Co.	25,257	$1,362

Brixmor Property Group, Inc.	4,600	128

Bunge Ltd.	2,135	126

C.H. Robinson Worldwide, Inc.	2,170	153

CA, Inc.	4,728	156

Camden Property Trust	1,300	109

Campbell Soup Co.	3,037	166

Cardinal Health, Inc.	4,945	384

CarMax, Inc. *	2,909	155

Caterpillar, Inc.	8,867	787

CBRE Group, Inc., Class A *	4,526	127

Celanese Corp., Series A	2,133	142

Celgene Corp. *	11,700	1,223

Centene Corp. *	2,600	174

CenterPoint Energy, Inc.	6,213	144

CenturyLink, Inc.	8,259	227

Charles Schwab (The) Corp.	18,041	570

Charter Communications, Inc., Class A *	3,183	859

Cheniere Energy, Inc. *	3,031	132

Cigna Corp.	3,878	505

Cimarex Energy Co.	1,406	189

Cisco Systems, Inc.	76,169	2,416

CIT Group, Inc.	3,100	113

Citizens Financial Group, Inc.	8,000	198

Citrix Systems, Inc. *	2,400	205

Clorox (The) Co.	1,910	239

CME Group, Inc.	5,172	541

CMS Energy Corp.	4,249	179

Coach, Inc.	4,200	154

Coca-Cola (The) Co.	62,200	2,632

Cognizant Technology Solutions Corp., Class A *	9,155	437

Colgate-Palmolive Co.	12,812	950

Comerica, Inc.	2,652	126

Concho Resources, Inc. *	2,112	290

ConocoPhillips	18,800	817

Consolidated Edison, Inc.	4,552	343

Continental Resources, Inc. *	1,514	79

Corning, Inc.	16,262	385

Crown Castle International Corp.	5,154	486

CSX Corp.	14,527	443

Cummins, Inc.	2,417	310

Danaher Corp.	9,343	732

Darden Restaurants, Inc.	1,751	107

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 57.0% – continued

Deere & Co.	4,007	$342

Delta Air Lines, Inc.	2,800	110

DENTSPLY SIRONA, Inc.	3,566	212

Devon Energy Corp.	7,136	315

Dick’s Sporting Goods, Inc.	1,400	79

Digital Realty Trust, Inc.	2,428	236

Discover Financial Services	6,261	354

Discovery Communications, Inc., Class A *	2,392	64

Discovery Communications, Inc., Class C *	3,690	97

Dollar General Corp.	4,300	301

Dominion Resources, Inc.	9,300	691

Dover Corp.	2,312	170

Dr. Pepper Snapple Group, Inc.	2,762	252

Duke Realty Corp.	5,253	144

Dun & Bradstreet (The) Corp.	523	71

E *TRADE Financial Corp. *	4,200	122

Eastman Chemical Co.	2,220	150

Eaton Corp. PLC	6,921	455

Eaton Vance Corp.	1,800	70

Ecolab, Inc.	3,955	481

Edison International	4,900	354

Edwards Lifesciences Corp. *	3,234	390

Envision Healthcare Holdings, Inc. *	2,700	60

EOG Resources, Inc.	8,363	809

EQT Corp.	2,648	192

Equifax, Inc.	1,770	238

Equinix, Inc.	1,101	397

Equity Residential	5,518	355

Essex Property Trust, Inc.	1,000	223

Estee Lauder (The) Cos., Inc., Class A	3,319	294

Eversource Energy	4,772	259

Expeditors International of Washington, Inc.	2,788	144

Fastenal Co.	4,415	184

Federal Realty Investment Trust	1,050	162

First Republic Bank	2,200	170

Flex Ltd. *	8,518	116

Flowserve Corp.	2,000	96

FMC Technologies, Inc. *	3,224	96

Foot Locker, Inc.	2,100	142

Ford Motor Co.	56,161	678

Fortune Brands Home & Security, Inc.	2,400	139

Franklin Resources, Inc.	5,753	205

Frontier Communications Corp.	17,400	72

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 57.0% – continued

Gap (The), Inc.	3,587	$80

General Mills, Inc.	9,020	576

Gilead Sciences, Inc.	20,170	1,596

Hanesbrands, Inc.	5,700	144

Harley-Davidson, Inc.	2,701	142

Harman International Industries, Inc.	1,100	93

Hartford Financial Services Group (The), Inc.	5,986	256

Hasbro, Inc.	1,700	135

HCP, Inc.	7,110	270

Henry Schein, Inc. *	1,187	193

Hess Corp.	4,349	233

Hewlett Packard Enterprise Co.	26,100	594

Hilton Worldwide Holdings, Inc.	8,300	190

Hologic, Inc. *	3,841	149

Hormel Foods Corp.	4,450	169

Host Hotels & Resorts, Inc.	11,344	177

HP, Inc.	26,287	408

Humana, Inc.	2,240	396

Illinois Tool Works, Inc.	4,927	590

Ingersoll-Rand PLC	3,875	263

Intel Corp.	71,485	2,699

Intercontinental Exchange, Inc.	1,833	494

International Business Machines Corp.	13,765	2,187

International Flavors & Fragrances, Inc.	1,150	164

International Paper Co.	5,950	285

Intuit, Inc.	3,680	405

Invesco Ltd.	6,373	199

Iron Mountain, Inc.	3,736	140

Johnson & Johnson	41,650	4,920

Johnson Controls International PLC	14,194	660

Jones Lang LaSalle, Inc.	700	80

Kansas City Southern	1,600	149

Kellogg Co.	3,945	306

KeyCorp	16,443	200

Kimberly-Clark Corp.	5,448	687

Kimco Realty Corp.	6,400	185

Kinder Morgan, Inc.	28,700	664

Kohl’s Corp.	2,833	124

Kraft Heinz (The) Co.	9,189	823

Laboratory Corp. of America Holdings *	1,597	220

Lam Research Corp.	2,457	233

Level 3 Communications, Inc. *	4,569	212

Liberty Property Trust	2,200	89

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 57.0% – continued

LKQ Corp. *	4,617	$164

Loews Corp.	4,400	181

Lowe’s Cos., Inc.	13,405	968

LyondellBasell Industries N.V., Class A	5,447	439

M&T Bank Corp.	2,146	249

Macerich (The) Co.	1,907	154

ManpowerGroup, Inc.	1,083	78

Marathon Oil Corp.	12,821	203

Marathon Petroleum Corp.	8,040	326

Marriott International, Inc., Class A	4,964	334

Marsh & McLennan Cos., Inc.	7,860	529

Masco Corp.	5,000	172

MasterCard, Inc.	14,700	1,496

Mattel, Inc.	5,145	156

McCormick & Co., Inc. (Non Voting)	1,788	179

McDonald’s Corp.	13,299	1,534

Mead Johnson Nutrition Co.	2,864	226

MEDNAX, Inc. *	1,300	86

Merck & Co., Inc.	41,921	2,616

Mettler-Toledo International, Inc. *	446	187

Microchip Technology, Inc.	3,280	204

Microsoft Corp.	113,100	6,515

Mid-America Apartment Communities, Inc.	1,100	103

Mohawk Industries, Inc. *	1,003	201

Mondelez International, Inc., Class A	23,546	1,034

Mosaic (The) Co.	5,068	124

Motorola Solutions, Inc.	2,350	179

Nasdaq, Inc.	1,780	120

National Oilwell Varco, Inc.	5,753	211

Netflix, Inc. *	6,441	635

New York Community Bancorp, Inc.	7,436	106

Newell Brands, Inc.	6,732	355

NIKE, Inc., Class B	20,218	1,064

NiSource, Inc.	4,900	118

Noble Energy, Inc.	6,528	233

Nordstrom, Inc.	1,995	104

Norfolk Southern Corp.	4,450	432

Northern Trust Corp.(3)	3,447	234

Nucor Corp.	4,848	240

NVIDIA Corp.	8,116	556

Occidental Petroleum Corp.	11,541	842

ONEOK, Inc.	3,207	165

Oracle Corp.	47,164	1,853

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 57.0% – continued

PACCAR, Inc.	5,281	$310

Parker-Hannifin Corp.	1,999	251

Patterson Cos., Inc.	1,345	62

People’s United Financial, Inc.	4,772	76

PepsiCo, Inc.	21,910	2,383

Phillips 66	7,156	576

Pinnacle West Capital Corp.	1,646	125

Pioneer Natural Resources Co.	2,488	462

PNC Financial Services Group (The), Inc.	7,524	678

Polaris Industries, Inc.	900	70

PPG Industries, Inc.	4,000	413

Praxair, Inc.	4,333	524

Principal Financial Group, Inc.	4,352	224

Procter & Gamble (The) Co.	40,337	3,620

Progressive (The) Corp.	8,850	279

Prologis, Inc.	7,922	424

Prudential Financial, Inc.	6,697	547

Public Service Enterprise Group, Inc.	7,665	321

PVH Corp.	1,275	141

Quest Diagnostics, Inc.	2,100	178

Quintiles Transnational Holdings, Inc. *	1,400	113

Range Resources Corp.	2,800	109

Raymond James Financial, Inc.	1,904	111

Realogy Holdings Corp.	2,300	59

Regency Centers Corp.	1,500	116

ResMed, Inc.	2,081	135

Robert Half International, Inc.	2,000	76

Rockwell Automation, Inc.	1,983	243

Rockwell Collins, Inc.	1,978	167

Roper Technologies, Inc.	1,545	282

Ross Stores, Inc.	6,104	392

Royal Caribbean Cruises Ltd.	2,629	197

S&P Global, Inc.	4,000	506

salesforce.com, Inc. *	9,709	693

SBA Communications Corp., Class A *	1,900	213

Schlumberger Ltd.	21,104	1,660

Scripps Networks Interactive, Inc., Class A	1,233	78

Sealed Air Corp.	2,967	136

SEI Investments Co.	2,067	94

Sempra Energy	3,549	380

Sensata Technologies Holding N.V. *	2,600	101

Sherwin-Williams (The) Co.	1,143	316

Signature Bank *	800	95

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 57.0% – continued

Signet Jewelers Ltd.	1,100	$82

Simon Property Group, Inc.	4,670	967

Skyworks Solutions, Inc.	2,900	221

SL Green Realty Corp.	1,500	162

Snap-on, Inc.	900	137

Southern (The) Co.	14,200	728

Southwest Airlines Co.	2,303	90

Southwestern Energy Co. *	7,108	98

Spectra Energy Corp.	10,576	452

Sprint Corp. *	12,033	80

Stanley Black & Decker, Inc.	2,300	283

Staples, Inc.	9,597	82

Starbucks Corp.	22,170	1,200

State Street Corp.	6,000	418

Symantec Corp.	9,218	231

T. Rowe Price Group, Inc.	3,743	249

TD Ameritrade Holding Corp.	4,013	141

Tesla Motors, Inc. *	1,754	358

Tesoro Corp.	1,848	147

Texas Instruments, Inc.	15,193	1,066

Thermo Fisher Scientific, Inc.	5,967	949

Tiffany & Co.	1,926	140

Time Warner, Inc.	11,909	948

Tractor Supply Co.	1,981	133

TransDigm Group, Inc. *	800	231

Travelers (The) Cos., Inc.	4,404	504

Trimble Navigation Ltd. *	3,837	110

UDR, Inc.	4,025	145

Ulta Salon Cosmetics & Fragrance, Inc. *	898	214

Under Armour, Inc., Class A *	2,715	105

Under Armour, Inc., Class C *	2,819	95

Union Pacific Corp.	12,724	1,241

United Parcel Service, Inc., Class B	10,457	1,144

United Rentals, Inc. *	1,353	106

US Bancorp	26,116	1,120

Valero Energy Corp.	7,100	376

Varian Medical Systems, Inc. *	1,440	143

Ventas, Inc.	5,128	362

Verizon Communications, Inc.	61,783	3,211

Vertex Pharmaceuticals, Inc. *	3,759	328

VF Corp.	5,105	286

Vornado Realty Trust	2,575	261

Voya Financial, Inc.	3,200	92

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% (1) – continued

United States – 57.0% – continued

W.W. Grainger, Inc.	867	$195

WABCO Holdings, Inc. *	800	91

Walt Disney (The) Co.	23,300	2,164

Waste Management, Inc.	6,687	426

Waters Corp. *	1,194	189

WEC Energy Group, Inc.	4,822	289

Welltower, Inc.	5,429	406

Western Union (The) Co.	7,500	156

WestRock Co.	3,899	189

Weyerhaeuser Co.	11,338	362

Whirlpool Corp.	1,176	191

WhiteWave Foods (The) Co. *	2,700	147

Whole Foods Market, Inc.	4,771	135

Williams (The) Cos., Inc.	10,831	333

Workday, Inc., Class A *	1,830	168

Wyndham Worldwide Corp.	1,668	112

Xcel Energy, Inc.	7,748	319

Xerox Corp.	13,029	132

XL Group Ltd.	4,300	145

Xylem, Inc.	2,724	143

Yahoo!, Inc. *	13,645	588

Zoetis, Inc.	7,117	370
		147,746
Total Common Stocks
(Cost $205,512)		253,131

PREFERRED STOCKS – 0.2% (1)

Germany – 0.2%

Bayerische Motoren Werke A.G.	824	61

Henkel A.G. & Co. KGaA	2,696	366
		427
Total Preferred Stocks
(Cost $244)		427
INVESTMENT COMPANIES – 0.0%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08%^ (4)(5)	77,847	$78
Total Investment Companies
(Cost $78)		78

Total Investments – 97.8%
(Cost $205,834)		253,636

Other Assets less Liabilities – 2.2%		5,700
Net Assets – 100.0%		$259,336

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Investment in affiliate.
(4)	7-day yield as of September 30, 2016 is disclosed.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	171	Canadian Dollar	225	12/21/16	$–*
Bank of Montreal	United States Dollar	177	Euro	158	12/21/16	1
JPMorgan Chase	British Pound	549	United States Dollar	719	12/21/16	6
Citibank	United States Dollar	55	Australian Dollar	73	12/21/16	1
Morgan Stanley	United States Dollar	102	Swiss Franc	100	12/21/16	1
Bank of New York
Mellon	United States Dollar	48	Japanese Yen	4,921	12/21/16	1

Total						$10

*	Amount rounds to less than one thousand.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-mini S&P 500 (United States Dollar)	34	$3,673	Long	12/16	$18
Euro Stoxx 50 (Euro)	25	841	Long	12/16	6

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
FTSE 100 Index (British Pound)	4	356	Long	12/16	$12
S&P/TSX 60 Index (Canadian Dollar)	1	130	Long	12/16	–*
SPI 200 Index (Australian Dollar)	1	104	Long	12/16	4
Topix Index (Japanese Yen)	4	522	Long	12/16	4

Total					$44

*	Amount rounds to less than one thousand.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.0%
Consumer Staples	10.2
Energy	5.8
Financials	15.7
Health Care	13.8
Industrials	11.0
Information Technology	14.7
Materials	5.0
Real Estate	4.8
Telecommunication Services	3.6
Utilities	3.4

Total	100.0%

At September 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	59.9%
Euro	10.4
Japanese Yen	9.0
British Pound	5.4
All other currencies less than 5%	15.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for the discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)		TOTAL (000s)
Common Stocks
Belgium	$369	$–	$–		$369
Canada	9,677	–	–		9,677
France	2,689	4,849	–		7,538
Germany	990	6,664	–		7,654
Ireland	420	322	–		742
Netherlands	628	2,977	–		3,605
Portugal	187	96	–	*	283
Spain	1,480	1,515	–		2,995
Sweden	140	4,449	–		4,589
Switzerland	5,365	5,294	–		10,659
United Kingdom	3,271	13,422	–		16,693
United States	147,746	–	–		147,746
All Other Countries(1)	–	40,581	–		40,581
Total Common Stocks	172,962	80,169	–	*	253,131
Preferred Stocks(1)	–	427	–		427
Investment Companies	78	–	–		78
Total Investments	$173,040	$80,596	$–	*	$253,636

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$10	$–		$10
Futures Contracts	44	–	–		44
Total Other Financial Instruments	$44	$10	$–		$54

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Values (000S)	Reason
Common Stocks
Belgium	$369	Valuations at official close price
France	2,622	Valuations at official close price
Germany	602	Valuations at official close price
Ireland	420	Valuations at official close price
Netherlands	551	Valuations at official close price
Portugal	187	Valuations at official close price
Spain	1,379	Valuations at official close price
Switzerland	3,982	Valuations at official close price
United Kingdom	1,184	Valuations at official close price
Total	$11,296

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000s)		REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)		PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/16 (000s)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/16 (000s)

Common Stock

Portugal	$–	*	$–	$–	*	$–	$–	$–	$–	$–	*	$–	*

*	Amount rounds to less than one thousand.

The Fund valued the security included in the Balance as of 9/30/16 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 9/30/16 (000s)		VALUTION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stocks	$–	*	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount

*	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1)

Australia – 7.3%

AGL Energy Ltd.	223,492	$3,265

Alumina Ltd.	817,997	916

Amcor Ltd.	389,639	4,531

AMP Ltd.	990,082	4,017

APA Group	378,830	2,476

Aristocrat Leisure Ltd.	184,555	2,239

ASX Ltd.	65,748	2,430

Aurizon Holdings Ltd.	675,041	2,431

AusNet Services	611,264	769

Australia & New Zealand Banking Group Ltd.	978,373	20,774

Bank of Queensland Ltd.	121,842	1,062

Bendigo & Adelaide Bank Ltd.	153,748	1,270

BGP Holdings PLC * (2)	1,085,479	–

BHP Billiton Ltd.	1,075,631	18,609

BHP Billiton PLC	706,416	10,617

Boral Ltd.	250,458	1,298

Brambles Ltd.	529,428	4,868

Caltex Australia Ltd.	85,769	2,264

Challenger Ltd.	193,131	1,507

CIMIC Group Ltd.	33,955	751

Coca-Cola Amatil Ltd.	193,716	1,522

Cochlear Ltd.	19,484	2,112

Commonwealth Bank of Australia	575,196	31,990

Computershare Ltd.	157,559	1,247

Crown Resorts Ltd.	122,944	1,237

CSL Ltd.	153,037	12,568

Dexus Property Group	329,638	2,318

Domino’s Pizza Enterprises Ltd.	20,738	1,120

DUET Group	789,468	1,520

Flight Centre Travel Group Ltd.	19,289	540

Fortescue Metals Group Ltd.	530,609	2,022

Goodman Group	604,862	3,379

GPT Group (The)	611,269	2,372

Harvey Norman Holdings Ltd.	193,232	771

Healthscope Ltd.	587,468	1,392

Incitec Pivot Ltd.	570,076	1,236

Insurance Australia Group Ltd.	806,091	3,385

LendLease Group	186,992	2,016

Macquarie Group Ltd.	102,961	6,486

Medibank Pvt Ltd.	937,555	1,783

Mirvac Group	1,260,125	2,165

National Australia Bank Ltd.	889,358	19,050

Newcrest Mining Ltd.	258,374	4,292

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Australia – 7.3% – continued

Oil Search Ltd.	451,725	$2,472

Orica Ltd.	124,131	1,448

Origin Energy Ltd. *	578,273	2,412

Platinum Asset Management Ltd.	80,479	311

Qantas Airways Ltd.	186,757	448

QBE Insurance Group Ltd.	454,641	3,244

Ramsay Health Care Ltd.	46,900	2,849

REA Group Ltd.	17,515	759

Santos Ltd. *	541,536	1,523

Scentre Group	1,788,328	6,448

SEEK Ltd.	110,723	1,323

Sonic Healthcare Ltd.	133,861	2,261

South32 Ltd.	1,087,509	2,015

South32 Ltd. (London Exchange)	683,909	1,293

Stockland	814,142	2,972

Suncorp Group Ltd.	422,741	3,930

Sydney Airport	372,232	2,000

Tabcorp Holdings Ltd.	278,131	1,065

Tatts Group Ltd.	497,772	1,393

Telstra Corp. Ltd.	1,439,348	5,717

TPG Telecom Ltd.	114,160	758

Transurban Group	683,008	5,956

Treasury Wine Estates Ltd.	245,711	2,079

Vicinity Centres	1,145,632	2,787

Vocus Communications Ltd.	169,133	812

Wesfarmers Ltd.	379,292	12,832

Westfield Corp.	662,252	4,938

Westpac Banking Corp.	1,118,318	25,423

Woodside Petroleum Ltd.	256,154	5,632

Woolworths Ltd.	427,960	7,645
		307,362

Austria – 0.2%

ANDRITZ A.G.	24,666	1,343

Erste Group Bank A.G. *	101,644	3,010

OMV A.G.	49,930	1,437

Raiffeisen Bank International A.G. *	41,033	625

voestalpine A.G.	38,556	1,333
		7,748

Belgium – 1.4%

Ageas	64,268	2,344

Anheuser-Busch InBev S.A./N.V.	269,811	35,419

Colruyt S.A.	22,877	1,269

Groupe Bruxelles Lambert S.A.	27,352	2,425

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Belgium – 1.4% – continued

KBC Group N.V. *	84,305	$4,908

Proximus SADP	51,800	1,545

Solvay S.A., Class A	24,514	2,833

Telenet Group Holding N.V. *	18,401	960

UCB S.A.	42,126	3,257

Umicore S.A.	32,435	2,034
		56,994

Chile – 0.0%

Antofagasta PLC	131,367	890

China – 0.0%

Yangzijiang Shipbuilding Holdings Ltd.	664,766	368

Denmark – 1.7%

AP Moeller – Maersk A/S, Class A	1,299	1,831

AP Moeller – Maersk A/S, Class B	2,128	3,130

Carlsberg A/S, Class B	35,717	3,412

Chr Hansen Holding A/S	33,694	2,003

Coloplast A/S, Class B	39,334	3,050

Danske Bank A/S	229,780	6,729

DSV A/S	63,057	3,149

Genmab A/S *	19,060	3,266

ISS A/S	56,913	2,368

Novo Nordisk A/S, Class B	641,680	26,736

Novozymes A/S, Class B	76,645	3,371

Pandora A/S	37,570	4,555

TDC A/S *	275,867	1,627

Tryg A/S	40,370	812

Vestas Wind Systems A/S	73,950	6,110

William Demant Holding A/S *	40,897	835
		72,984

Finland – 1.0%

Elisa OYJ	48,541	1,790

Fortum OYJ	151,152	2,442

Kone OYJ, Class B	113,641	5,766

Metso OYJ	37,107	1,082

Neste OYJ	43,540	1,856

Nokia OYJ	1,846,560	10,703

Nokia OYJ (London Stock Exchange)	105,543	610

Nokian Renkaat OYJ	38,920	1,419

Orion OYJ, Class B	34,713	1,368

Sampo OYJ, Class A	150,506	6,695

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Finland – 1.0% – continued

Stora Enso OYJ (Registered)	188,166	$1,671

UPM-Kymmene OYJ	179,910	3,799

Wartsila OYJ Abp	50,384	2,268
		41,469

France – 9.4%

Accor S.A.	56,417	2,238

Aeroports de Paris	10,008	992

Air Liquide S.A.	129,670	13,894

Airbus Group S.E.	195,673	11,836

Alstom S.A. *	51,906	1,373

Arkema S.A.	22,839	2,113

Atos S.E.	29,179	3,144

AXA S.A.	650,768	13,846

BNP Paribas S.A.	355,181	18,262

Bollore S.A.	294,346	1,023

Bouygues S.A.	70,539	2,337

Bureau Veritas S.A.	90,233	1,936

Capgemini S.A.	54,904	5,377

Carrefour S.A.	185,895	4,813

Casino Guichard Perrachon S.A.	19,048	925

Christian Dior S.E.	18,539	3,322

Cie de Saint-Gobain	165,248	7,134

Cie Generale des Etablissements Michelin	61,325	6,781

CNP Assurances	59,672	1,002

Credit Agricole S.A.	350,235	3,456

Danone S.A.	197,666	14,661

Dassault Systemes S.A.	42,653	3,700

Edenred	70,616	1,651

Eiffage S.A.	19,509	1,516

Electricite de France S.A.	83,955	1,021

Engie S.A.	492,895	7,635

Essilor International S.A.	69,322	8,940

Eurazeo S.A.	13,439	780

Eutelsat Communications S.A.	59,396	1,230

Fonciere Des Regions	11,296	1,053

Gecina S.A.	14,015	2,204

Groupe Eurotunnel S.E. (Registered)	159,281	1,722

Hermes International	8,792	3,577

ICADE	12,464	972

Iliad S.A.	8,989	1,886

Imerys S.A.	11,926	861

Ingenico Group S.A.	18,703	1,634

JCDecaux S.A.	25,793	833

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

France – 9.4% – continued

Kering	25,496	$5,138

Klepierre	73,484	3,368

Lagardere S.C.A.	39,512	1,006

Legrand S.A.	89,511	5,278

L’Oreal S.A.	84,990	16,046

LVMH Moet Hennessy Louis Vuitton S.E.	93,470	15,935

Natixis S.A.	317,210	1,478

Orange S.A.	664,386	10,397

Pernod Ricard S.A.	71,494	8,459

Peugeot S.A. *	165,423	2,525

Publicis Groupe S.A.	63,374	4,793

Remy Cointreau S.A.	7,707	658

Renault S.A.	64,658	5,312

Rexel S.A.	102,355	1,567

Safran S.A.	105,306	7,572

Sanofi	388,603	29,609

Schneider Electric S.E.	183,492	12,795

Schneider Electric S.E. (Euronext Paris Exchange)	4,873	340

SCOR S.E.	55,540	1,726

SES S.A.	124,026	3,042

SFR Group S.A.	36,557	1,074

Societe BIC S.A.	9,778	1,446

Societe Generale S.A.	258,332	8,915

Sodexo S.A.	31,301	3,726

Suez	111,043	1,831

Technip S.A.	36,550	2,245

Thales S.A.	34,962	3,220

TOTAL S.A.	748,281	35,466

Unibail-Rodamco S.E.	33,172	8,943

Valeo S.A.	80,236	4,679

Veolia Environnement S.A.	149,537	3,440

Vinci S.A.	169,059	12,927

Vivendi S.A.	391,037	7,880

Wendel S.A.	10,008	1,169

Zodiac Aerospace	68,437	1,666
		397,351

Germany – 8.3%

adidas A.G.	62,970	10,929

Allianz S.E. (Registered)	153,179	22,737

Axel Springer S.E.	14,229	729

BASF S.E.	307,904	26,331

Bayer A.G. (Registered)	277,498	27,873

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Germany – 8.3% – continued

Bayerische Motoren Werke A.G.	111,635	$9,382

Beiersdorf A.G.	33,412	3,151

Brenntag A.G.	51,115	2,789

Commerzbank A.G.	362,467	2,337

Continental A.G.	36,743	7,725

Covestro A.G. (3)	23,865	1,411

Daimler A.G. (Registered)	322,728	22,734

Deutsche Bank A.G. (Registered) *	465,205	6,052

Deutsche Boerse A.G. *	65,701	5,320

Deutsche Lufthansa A.G. (Registered)	79,593	886

Deutsche Post A.G. (Registered)	326,722	10,211

Deutsche Telekom A.G. (Registered)	1,081,085	18,123

Deutsche Wohnen A.G. (Bearer)	113,313	4,119

E.ON S.E.	674,322	4,774

Evonik Industries A.G.	55,095	1,862

Fraport A.G. Frankfurt Airport Services Worldwide	14,496	792

Fresenius Medical Care A.G. & Co. KGaA	73,700	6,433

Fresenius S.E. & Co. KGaA	137,896	10,999

GEA Group A.G.	60,625	3,363

Hannover Rueck S.E.	20,485	2,194

HeidelbergCement A.G.	47,151	4,454

Henkel A.G. & Co. KGaA	34,526	4,018

HOCHTIEF A.G.	6,969	983

HUGO BOSS A.G.	22,604	1,250

Infineon Technologies A.G.	380,769	6,794

K+S A.G. (Registered)	64,978	1,235

LANXESS A.G.	31,004	1,925

Linde A.G.	62,560	10,632

MAN S.E.	11,768	1,240

Merck KGaA	43,548	4,693

METRO A.G.	60,780	1,808

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	53,853	10,044

OSRAM Licht A.G.	30,333	1,781

ProSiebenSat.1 Media S.E.	72,511	3,105

RTL Group S.A.	12,999	1,079

RWE A.G. *	162,629	2,802

SAP S.E.	329,547	29,985

Siemens A.G. (Registered)	256,523	30,029

Symrise A.G.	41,938	3,074

Telefonica Deutschland Holding A.G.	248,034	997

thyssenkrupp A.G.	121,959	2,908

TUI A.G. – CDI	87,893	1,250

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Germany – 8.3% – continued

TUI A.G. – CDI (London Exchange)	82,086	$1,170

United Internet A.G. (Registered)	41,931	1,855

Volkswagen A.G.	11,036	1,601

Vonovia S.E.	156,865	5,940

Zalando S.E. * (3)	29,192	1,218
		351,126

Hong Kong – 3.5%

AIA Group Ltd.	4,036,686	27,046

ASM Pacific Technology Ltd.	84,400	697

Bank of East Asia (The) Ltd.	408,314	1,667

BOC Hong Kong Holdings Ltd.	1,231,108	4,180

Cathay Pacific Airways Ltd.	404,506	565

Cheung Kong Infrastructure Holdings Ltd.	225,353	1,952

Cheung Kong Property Holdings Ltd.	908,138	6,698

CK Hutchison Holdings Ltd.	909,138	11,599

CLP Holdings Ltd.	550,514	5,715

First Pacific Co. Ltd.	749,539	537

Galaxy Entertainment Group Ltd.	781,148	2,972

Hang Lung Properties Ltd.	764,501	1,735

Hang Seng Bank Ltd.	254,679	4,574

Henderson Land Development Co. Ltd.	372,156	2,224

HK Electric Investments & HK Electric Investments Ltd. (3)	883,727	868

HKT Trust & HKT Ltd.	896,220	1,265

Hong Kong & China Gas Co. Ltd.	2,555,272	4,836

Hong Kong Exchanges and Clearing Ltd.	385,752	10,176

Hongkong Land Holdings Ltd.	388,900	2,773

Hysan Development Co. Ltd.	212,501	998

Jardine Matheson Holdings Ltd.	82,700	5,024

Kerry Properties Ltd.	212,203	699

Li & Fung Ltd.	1,969,218	1,015

Link REIT	754,271	5,565

Melco Crown Entertainment Ltd. ADR	63,300	1,020

MGM China Holdings Ltd.	330,516	580

MTR Corp. Ltd.	496,837	2,750

New World Development Co. Ltd.	1,894,669	2,481

Noble Group Ltd. *	2,959,944	335

NWS Holdings Ltd.	514,854	862

PCCW Ltd.	1,401,926	862

Power Assets Holdings Ltd.	465,817	4,563

Sands China Ltd.	806,299	3,532

Shangri-La Asia Ltd.	432,574	476

Sino Land Co. Ltd.	1,043,906	1,862

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Hong Kong – 3.5% – continued

SJM Holdings Ltd.	687,572	$509

Sun Hung Kai Properties Ltd.	486,258	7,411

Swire Pacific Ltd., Class A	185,051	2,003

Swire Properties Ltd.	393,787	1,159

Techtronic Industries Co. Ltd.	451,333	1,770

WH Group Ltd.(3)	1,995,000	1,614

Wharf Holdings (The) Ltd.	451,766	3,310

Wheelock & Co. Ltd.	276,021	1,640

Wynn Macau Ltd. *	513,746	858

Yue Yuen Industrial Holdings Ltd.	249,210	1,033
		146,010

Ireland – 0.8%

AerCap Holdings N.V. *	54,800	2,109

Bank of Ireland *	9,221,198	1,921

CRH PLC	30,814	1,022

CRH PLC	248,148	8,297

DCC PLC	30,195	2,753

Experian PLC	322,198	6,456

Irish Bank Resolution Corp. Ltd. * (2)	99,788	–

James Hardie Industries PLC – CDI	151,660	2,379

Kerry Group PLC, Class A	53,694	4,474

Paddy Power Betfair PLC	26,913	3,045

Ryanair Holdings PLC	3,071	42

Ryanair Holdings PLC ADR	5,723	429
		32,927

Israel – 0.7%

Azrieli Group Ltd.	14,093	618

Bank Hapoalim B.M.	361,508	2,050

Bank Leumi Le-Israel B.M. *	475,887	1,808

Bezeq The Israeli Telecommunication Corp. Ltd. *	707,966	1,334

Check Point Software Technologies Ltd. *	43,000	3,337

Israel Chemicals Ltd.	177,677	691

Mizrahi Tefahot Bank Ltd.	47,878	609

Mobileye N.V. *	58,600	2,495

NICE-Systems Ltd.	20,648	1,381

Taro Pharmaceutical Industries Ltd. *	5,000	553

Teva Pharmaceutical Industries Ltd.	294,939	13,698

Teva Pharmaceutical Industries Ltd. ADR	11,256	518
		29,092

Italy – 1.8%

Assicurazioni Generali S.p.A.	392,619	4,791

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Italy – 1.8% – continued

Atlantia S.p.A.	136,143	$3,457

Enel S.p.A.	2,567,540	11,451

Eni S.p.A.	856,259	12,339

EXOR S.p.A.	37,694	1,528

Ferrari N.V.	26,244	1,361

Ferrari N.V.	15,578	809

Intesa Sanpaolo S.p.A.	4,253,365	9,443

Intesa Sanpaolo S.p.A. (RSP)	325,825	683

Leonardo-Finmeccanica S.p.A. *	137,520	1,560

Luxottica Group S.p.A.	56,366	2,693

Mediobanca S.p.A.	190,863	1,243

Poste Italiane S.p.A. (3)	176,675	1,212

Prysmian S.p.A.	66,345	1,739

Saipem S.p.A. *	2,046,612	866

Snam S.p.A.	822,490	4,557

Telecom Italia S.p.A. *	3,382,843	2,799

Telecom Italia S.p.A. (RSP) *	2,042,324	1,386

Tenaris S.A.	155,503	2,209

Terna Rete Elettrica Nazionale S.p.A.	498,291	2,569

UniCredit S.p.A.	1,774,074	4,135

Unione di Banche Italiane S.p.A.	301,855	696

UnipolSai S.p.A.	388,475	632
		74,158

Japan – 23.6%

ABC-Mart, Inc.	11,000	748

Acom Co. Ltd. *	139,300	656

Aeon Co. Ltd.	216,600	3,196

AEON Financial Service Co. Ltd.	33,900	591

Aeon Mall Co. Ltd.	39,780	628

Air Water, Inc.	51,569	973

Aisin Seiki Co. Ltd.	63,700	2,917

Ajinomoto Co., Inc.	186,300	4,150

Alfresa Holdings Corp.	64,000	1,354

Alps Electric Co. Ltd.	62,700	1,508

Amada Holdings Co. Ltd.	115,500	1,200

ANA Holdings, Inc.	402,000	1,093

Aozora Bank Ltd.	401,000	1,381

Asahi Glass Co. Ltd.	332,000	2,150

Asahi Group Holdings Ltd.	129,800	4,724

Asahi Kasei Corp.	423,000	3,370

Ashikaga Holdings Co. Ltd. *	249,210	893

Asics Corp.	53,500	1,076

Astellas Pharma, Inc.	706,400	11,032

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Japan – 23.6% – continued

Bandai Namco Holdings, Inc.	68,200	$2,086

Bank of Kyoto (The) Ltd.	100,971	740

Benesse Holdings, Inc.	23,100	590

Bridgestone Corp.	219,500	8,096

Brother Industries Ltd.	76,400	1,346

Calbee, Inc.	27,000	1,021

Canon, Inc.	359,300	10,414

Casio Computer Co. Ltd.	77,100	1,081

Central Japan Railway Co.	48,600	8,315

Chiba Bank (The) Ltd.	236,000	1,341

Chubu Electric Power Co., Inc.	214,300	3,120

Chugai Pharmaceutical Co. Ltd.	74,055	2,674

Chugoku Bank (The) Ltd.	54,800	669

Chugoku Electric Power (The) Co., Inc.	94,200	1,184

Concordia Financial Group Ltd.	388,800	1,700

Credit Saison Co. Ltd.	47,600	790

CYBERDYNE, Inc. *	35,100	550

Dai Nippon Printing Co. Ltd.	172,000	1,686

Daicel Corp.	92,200	1,169

Dai-ichi Life Insurance (The) Co. Ltd.	363,300	4,986

Daiichi Sankyo Co. Ltd.	202,700	4,856

Daikin Industries Ltd.	78,800	7,341

Daito Trust Construction Co. Ltd.	23,400	3,740

Daiwa House Industry Co. Ltd.	190,100	5,207

Daiwa House REIT Investment Corp.	461	1,355

Daiwa Securities Group, Inc.	550,000	3,097

Denso Corp.	164,100	6,551

Dentsu, Inc.	72,218	3,655

Don Quijote Holdings Co. Ltd.	40,200	1,473

East Japan Railway Co.	111,812	10,081

Eisai Co. Ltd.	84,700	5,294

Electric Power Development Co. Ltd.	48,200	1,158

FamilyMart UNY Holdings Co. Ltd.	27,800	1,844

FANUC Corp.	65,400	11,069

Fast Retailing Co. Ltd.	17,800	5,732

Fuji Electric Co. Ltd.	194,000	889

Fuji Heavy Industries Ltd.	197,700	7,424

FUJIFILM Holdings Corp.	147,100	5,444

Fujitsu Ltd.	623,000	3,363

Fukuoka Financial Group, Inc.	259,000	1,076

GungHo Online Entertainment, Inc.	147,100	361

Hachijuni Bank (The) Ltd.	142,395	743

Hakuhodo DY Holdings, Inc.	71,500	835

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Japan – 23.6% – continued

Hamamatsu Photonics K.K. *	48,170	$1,480

Hankyu Hanshin Holdings, Inc.	82,000	2,819

Hikari Tsushin, Inc.	7,100	658

Hino Motors Ltd.	85,200	912

Hirose Electric Co. Ltd.	10,960	1,441

Hiroshima Bank (The) Ltd.	174,000	722

Hisamitsu Pharmaceutical Co., Inc.	20,900	1,128

Hitachi Chemical Co. Ltd.	36,100	827

Hitachi Construction Machinery Co. Ltd.	37,500	747

Hitachi High-Technologies Corp.	22,800	909

Hitachi Ltd.	1,629,000	7,619

Hitachi Metals Ltd.	70,700	864

Hokuriku Electric Power Co.	58,600	714

Honda Motor Co. Ltd.	546,900	15,745

Hoshizaki Corp.	17,200	1,571

Hoya Corp.	136,200	5,470

Hulic Co. Ltd.	100,000	1,021

Idemitsu Kosan Co. Ltd.	30,500	628

IHI Corp.	500,000	1,452

Iida Group Holdings Co. Ltd.	49,264	990

Inpex Corp.	315,800	2,863

Isetan Mitsukoshi Holdings Ltd.	113,460	1,117

Isuzu Motors Ltd.	202,200	2,378

ITOCHU Corp.	503,100	6,302

Iyo Bank (The) Ltd.	84,900	514

J Front Retailing Co. Ltd.	78,600	1,030

Japan Airlines Co. Ltd.	41,200	1,213

Japan Airport Terminal Co. Ltd.	16,200	616

Japan Exchange Group, Inc.	173,700	2,718

Japan Post Bank Co. Ltd.	137,500	1,633

Japan Post Holdings Co. Ltd.	152,700	1,919

Japan Prime Realty Investment Corp.	280	1,264

Japan Real Estate Investment Corp.	446	2,665

Japan Retail Fund Investment Corp.	869	2,147

Japan Tobacco, Inc.	369,200	15,084

JFE Holdings, Inc.	173,600	2,531

JGC Corp.	69,300	1,204

JSR Corp.	64,300	1,010

JTEKT Corp.	74,700	1,123

JX Holdings, Inc.	701,497	2,832

Kajima Corp.	306,000	2,139

Kakaku.com, Inc.	48,300	872

Kamigumi Co. Ltd.	74,000	645

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Japan – 23.6% – continued

Kaneka Corp.	92,000	$729

Kansai Electric Power (The) Co., Inc.*	239,600	2,176

Kansai Paint Co. Ltd.	74,200	1,625

Kao Corp.	169,800	9,564

Kawasaki Heavy Industries Ltd.	480,000	1,487

KDDI Corp.	615,200	18,931

Keihan Holdings Co. Ltd.	171,000	1,195

Keikyu Corp.	159,000	1,657

Keio Corp.	196,000	1,712

Keisei Electric Railway Co. Ltd.	47,000	1,173

Keyence Corp.	15,239	11,091

Kikkoman Corp.	50,000	1,597

Kintetsu Group Holdings Co. Ltd.	616,000	2,582

Kirin Holdings Co. Ltd.	276,600	4,579

Kobe Steel Ltd. *	103,500	937

Koito Manufacturing Co. Ltd.	38,314	1,865

Komatsu Ltd.	311,100	7,129

Konami Holdings Corp.	31,600	1,224

Konica Minolta, Inc.	152,500	1,294

Kose Corp.	10,100	1,035

Kubota Corp.	356,200	5,384

Kuraray Co. Ltd.	120,200	1,784

Kurita Water Industries Ltd.	33,600	799

Kyocera Corp.	106,600	5,114

Kyowa Hakko Kirin Co. Ltd.	88,300	1,390

Kyushu Electric Power Co., Inc.	144,400	1,343

Kyushu Financial Group, Inc.	121,200	827

Lawson, Inc.	22,100	1,741

LIXIL Group Corp.	89,700	1,924

M3, Inc.	66,100	2,251

Mabuchi Motor Co. Ltd.	16,300	903

Makita Corp.	37,000	2,631

Marubeni Corp.	545,700	2,798

Marui Group Co. Ltd.	70,600	932

Maruichi Steel Tube Ltd.	18,800	649

Mazda Motor Corp.	189,900	2,918

McDonald’s Holdings Co. Japan Ltd.	21,900	645

Medipal Holdings Corp.	57,500	995

MEIJI Holdings Co. Ltd.	38,226	3,782

Minebea Co. Ltd.	112,700	1,067

Miraca Holdings, Inc.	19,141	954

Mitsubishi Chemical Holdings Corp.	448,400	2,819

Mitsubishi Corp.	506,000	11,502

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Japan – 23.6% – continued

Mitsubishi Electric Corp.	651,000	$8,334

Mitsubishi Estate Co. Ltd.	421,000	7,893

Mitsubishi Gas Chemical Co., Inc.	59,500	851

Mitsubishi Heavy Industries Ltd.	1,078,000	4,507

Mitsubishi Logistics Corp.	40,000	577

Mitsubishi Materials Corp.	37,400	1,022

Mitsubishi Motors Corp.	231,900	1,080

Mitsubishi Tanabe Pharma Corp.	75,900	1,622

Mitsubishi UFJ Financial Group, Inc.	4,278,295	21,574

Mitsubishi UFJ Lease & Finance Co. Ltd.	156,400	718

Mitsui & Co. Ltd.	575,000	7,953

Mitsui Chemicals, Inc.	310,000	1,477

Mitsui Fudosan Co. Ltd.	300,000	6,388

Mitsui OSK Lines Ltd.	373,000	868

Mixi, Inc.	16,200	584

Mizuho Financial Group, Inc.	7,978,689	13,331

MS&AD Insurance Group Holdings, Inc.	170,543	4,758

Murata Manufacturing Co. Ltd.	64,197	8,373

Nabtesco Corp.	37,799	1,070

Nagoya Railroad Co. Ltd.	313,000	1,701

NEC Corp.	887,000	2,292

Nexon Co. Ltd.	58,000	906

NGK Insulators Ltd.	89,300	1,849

NGK Spark Plug Co. Ltd.	60,000	1,057

NH Foods Ltd.	59,000	1,423

NHK Spring Co. Ltd.	72,200	699

Nidec Corp.	80,400	7,397

Nikon Corp.	115,900	1,731

Nintendo Co. Ltd.	38,000	10,055

Nippon Building Fund, Inc.	473	2,993

Nippon Electric Glass Co. Ltd.	147,500	764

Nippon Express Co. Ltd.	282,000	1,318

Nippon Paint Holdings Co. Ltd.	55,300	1,855

Nippon Prologis REIT, Inc.	527	1,333

Nippon Steel & Sumitomo Metal Corp.	271,961	5,584

Nippon Telegraph & Telephone Corp.	232,056	10,598

Nippon Yusen K.K.	540,000	1,011

Nissan Motor Co. Ltd.	827,000	8,098

Nisshin Seifun Group, Inc.	66,605	1,013

Nissin Foods Holdings Co. Ltd.	19,700	1,195

Nitori Holdings Co. Ltd.	26,900	3,218

Nitto Denko Corp.	55,500	3,602

NOK Corp.	33,200	727

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Japan – 23.6% – continued

Nomura Holdings, Inc.	1,223,600	$5,476

Nomura Real Estate Holdings, Inc.	43,400	732

Nomura Real Estate Master Fund, Inc.	1,204	2,012

Nomura Research Institute Ltd.	42,040	1,451

NSK Ltd.	149,200	1,531

NTT Data Corp.	43,000	2,149

NTT DOCOMO, Inc.	464,500	11,777

NTT Urban Development Corp.	40,700	393

Obayashi Corp.	221,200	2,193

Obic Co. Ltd.	21,900	1,165

Odakyu Electric Railway Co. Ltd.	97,000	2,158

Oji Holdings Corp.	259,000	1,025

Olympus Corp.	96,600	3,370

Omron Corp.	65,600	2,357

Ono Pharmaceutical Co. Ltd.	139,000	3,859

Oracle Corp. Japan	12,500	706

Oriental Land Co. Ltd.	73,200	4,453

ORIX Corp.	445,700	6,576

Osaka Gas Co. Ltd.	638,000	2,676

Otsuka Corp.	17,000	807

Otsuka Holdings Co. Ltd.	131,615	6,003

Panasonic Corp.	743,700	7,441

Park24 Co. Ltd.	34,400	1,118

Pola Orbis Holdings, Inc.	8,000	717

Rakuten, Inc.	313,200	4,074

Recruit Holdings Co. Ltd.	123,300	5,016

Resona Holdings, Inc.	737,110	3,100

Ricoh Co. Ltd. *	228,400	2,064

Rinnai Corp.	11,500	1,068

Rohm Co. Ltd.	29,200	1,539

Ryohin Keikaku Co. Ltd.	8,100	1,632

Sankyo Co. Ltd.	14,700	502

Santen Pharmaceutical Co. Ltd.	127,000	1,873

SBI Holdings, Inc.	73,960	882

Secom Co. Ltd.	70,400	5,254

Sega Sammy Holdings, Inc.	61,800	880

Seibu Holdings, Inc.	57,400	947

Seiko Epson Corp.	95,300	1,837

Sekisui Chemical Co. Ltd.	139,500	2,005

Sekisui House Ltd.	199,600	3,398

Seven & i Holdings Co. Ltd.	252,000	11,909

Seven Bank Ltd.	207,200	663

Sharp Corp. *	504,000	676

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Japan – 23.6% – continued

Shikoku Electric Power Co., Inc.	58,500	$578

Shimadzu Corp.	80,000	1,217

Shimamura Co. Ltd.	7,400	897

Shimano, Inc.	24,900	3,691

Shimizu Corp.	188,000	1,677

Shin-Etsu Chemical Co. Ltd.	130,200	9,090

Shinsei Bank Ltd.	597,000	903

Shionogi & Co. Ltd.	100,400	5,132

Shiseido Co. Ltd.	127,700	3,377

Shizuoka Bank (The) Ltd.	180,000	1,441

Showa Shell Sekiyu K.K.	65,400	607

SMC Corp.	19,200	5,539

SoftBank Group Corp.	322,400	20,886

Sohgo Security Services Co. Ltd.	24,100	1,294

Sompo Japan Nipponkoa Holdings, Inc.	118,545	3,508

Sony Corp.	423,500	13,838

Sony Financial Holdings, Inc.	56,300	775

Stanley Electric Co. Ltd.	50,900	1,369

Start Today Co. Ltd.	58,200	997

Sumitomo Chemical Co. Ltd.	521,000	2,317

Sumitomo Corp.	397,400	4,438

Sumitomo Dainippon Pharma Co. Ltd.	53,400	1,032

Sumitomo Electric Industries Ltd.	251,900	3,563

Sumitomo Heavy Industries Ltd.	184,000	907

Sumitomo Metal Mining Co. Ltd.	168,000	2,323

Sumitomo Mitsui Financial Group, Inc.	450,442	15,181

Sumitomo Mitsui Trust Holdings, Inc.	111,519	3,619

Sumitomo Realty & Development Co. Ltd.	120,000	3,109

Sumitomo Rubber Industries Ltd.	56,400	853

Sundrug Co. Ltd.	12,400	1,037

Suntory Beverage & Food Ltd.	47,400	2,057

Suruga Bank Ltd.	59,200	1,420

Suzuken Co. Ltd.	25,836	853

Suzuki Motor Corp.	116,100	3,887

Sysmex Corp.	52,498	3,889

T&D Holdings, Inc.	197,100	2,222

Taiheiyo Cement Corp.	395,000	1,139

Taisei Corp.	349,000	2,613

Taisho Pharmaceutical Holdings Co. Ltd.	12,200	1,250

Taiyo Nippon Sanso Corp.	45,300	472

Takashimaya Co. Ltd.	101,000	829

Takeda Pharmaceutical Co. Ltd.	237,900	11,387

TDK Corp.	40,800	2,729

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Japan – 23.6% – continued

Teijin Ltd.	63,000	$1,222

Terumo Corp.	114,700	4,397

THK Co. Ltd.	39,300	774

Tobu Railway Co. Ltd.	328,000	1,669

Toho Co. Ltd.	38,100	1,264

Toho Gas Co. Ltd.	127,000	1,189

Tohoku Electric Power Co., Inc.	153,800	2,006

Tokio Marine Holdings, Inc.	229,700	8,802

Tokyo Electric Power Co. Holdings, Inc. *	492,200	2,129

Tokyo Electron Ltd.	52,800	4,659

Tokyo Gas Co. Ltd.	675,000	3,003

Tokyo Tatemono Co. Ltd.	71,500	859

Tokyu Corp.	351,000	2,676

Tokyu Fudosan Holdings Corp.	172,100	935

TonenGeneral Sekiyu K.K.	98,000	992

Toppan Printing Co. Ltd.	178,000	1,606

Toray Industries, Inc.	493,000	4,797

Toshiba Corp. *	1,356,000	4,531

TOTO Ltd.	48,200	1,816

Toyo Seikan Group Holdings Ltd.	55,100	971

Toyo Suisan Kaisha Ltd.	29,800	1,263

Toyoda Gosei Co. Ltd.	22,400	521

Toyota Industries Corp.	55,400	2,571

Toyota Motor Corp.	896,644	52,000

Toyota Tsusho Corp.	72,300	1,677

Trend Micro, Inc.	38,100	1,327

Tsuruha Holdings, Inc.	12,400	1,435

Unicharm Corp.	134,600	3,487

United Urban Investment Corp.	960	1,748

USS Co. Ltd.	74,100	1,253

West Japan Railway Co.	54,800	3,392

Yahoo Japan Corp.	484,100	1,927

Yakult Honsha Co. Ltd.	29,800	1,342

Yamada Denki Co. Ltd.	212,390	1,053

Yamaguchi Financial Group, Inc.	69,000	735

Yamaha Corp.	57,200	1,845

Yamaha Motor Co. Ltd.	95,300	1,929

Yamato Holdings Co. Ltd.	115,500	2,688

Yamazaki Baking Co. Ltd.	44,505	1,089

Yaskawa Electric Corp.	85,700	1,281

Yokogawa Electric Corp.	76,400	1,017

Yokohama Rubber (The) Co. Ltd.	38,400	614
		995,352

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Jordan – 0.0%

Hikma Pharmaceuticals PLC	48,939	$1,281

Mexico – 0.0%

Fresnillo PLC	75,356	1,773

Netherlands – 4.2%

ABN AMRO Group N.V. – CVA (3)	79,847	1,652

Aegon N.V.	626,555	2,401

Akzo Nobel N.V.	83,020	5,618

Altice N.V., Class A *	125,489	2,251

Altice N.V., Class B *	38,213	688

ArcelorMittal*	620,458	3,789

ASML Holding N.V.	123,276	13,518

Boskalis Westminster	29,990	1,067

Gemalto N.V.	23,429	1,502

Gemalto N.V.	3,862	248

Heineken Holding N.V.	33,339	2,673

Heineken N.V.	77,442	6,811

ING Groep N.V.	1,299,957	16,025

Koninklijke Ahold Delhaize N.V. *	431,248	9,824

Koninklijke DSM N.V.	61,373	4,145

Koninklijke KPN N.V.	1,134,360	3,766

Koninklijke Philips N.V.	313,004	9,267

Koninklijke Vopak N.V.	23,633	1,240

NN Group N.V.	105,812	3,248

NXP Semiconductors N.V. *	99,186	10,118

OCI N.V. *	33,066	488

QIAGEN N.V. *	75,502	2,079

Randstad Holding N.V.	40,552	1,847

Royal Dutch Shell PLC, Class A	1,434,449	35,600

Royal Dutch Shell PLC, Class A (London Exchange)	299	7

Royal Dutch Shell PLC, Class B	1,256,885	32,611

Wolters Kluwer N.V.	100,390	4,296
		176,779

New Zealand – 0.2%

Auckland International Airport Ltd.	323,639	1,733

Contact Energy Ltd.	242,459	891

Fletcher Building Ltd.	235,093	1,840

Mercury NZ Ltd.	213,739	473

Meridian Energy Ltd.	411,489	778

Ryman Healthcare Ltd.	124,853	876

Spark New Zealand Ltd.	622,109	1,636
		8,227

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Norway – 0.6%

DNB ASA	324,700	$4,266

Gjensidige Forsikring ASA	67,330	1,258

Marine Harvest ASA *	130,315	2,333

Norsk Hydro ASA	458,765	1,979

Orkla ASA	277,076	2,863

Schibsted ASA, Class A	24,619	724

Schibsted ASA, Class B	29,755	798

Statoil ASA	378,472	6,349

Telenor ASA	251,442	4,324

Yara International ASA	60,754	2,023
		26,917

Portugal – 0.1%

Banco Espirito Santo S.A. (Registered) *	882,815	10

EDP – Energias de Portugal S.A.	770,224	2,586

Galp Energia SGPS S.A.	157,575	2,154

Jeronimo Martins SGPS S.A.	85,383	1,481
		6,231

Singapore – 1.2%

Ascendas Real Estate Investment Trust	748,879	1,389

CapitaLand Commercial Trust	717,700	841

CapitaLand Ltd.	843,350	1,992

CapitaLand Mall Trust	851,200	1,359

City Developments Ltd.	131,200	878

ComfortDelGro Corp. Ltd.	728,200	1,508

DBS Group Holdings Ltd.	587,378	6,668

Genting Singapore PLC	2,038,380	1,131

Global Logistic Properties Ltd.	906,939	1,250

Golden Agri-Resources Ltd.	2,458,692	644

Hutchison Port Holdings Trust, Class U	1,748,600	785

Jardine Cycle & Carriage Ltd.	33,173	1,049

Keppel Corp. Ltd.	495,450	1,982

Oversea-Chinese Banking Corp. Ltd.	1,037,544	6,624

Sembcorp Industries Ltd.	343,444	658

Sembcorp Marine Ltd.	292,400	283

Singapore Airlines Ltd.	181,334	1,403

Singapore Exchange Ltd.	271,900	1,484

Singapore Press Holdings Ltd.	541,795	1,521

Singapore Technologies Engineering Ltd.	526,400	1,254

Singapore Telecommunications Ltd.	2,683,825	7,870

StarHub Ltd.	211,500	535

Suntec Real Estate Investment Trust	830,700	1,050

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Singapore – 1.2% – continued

United Overseas Bank Ltd.	432,044	$6,001

UOL Group Ltd.	160,075	662

Wilmar International Ltd.	651,600	1,543
		52,364

South Africa – 0.1%

Investec PLC	209,026	1,278

Mediclinic International PLC	125,638	1,511

Mondi PLC	125,288	2,634
		5,423

Spain – 3.0%

Abertis Infraestructuras S.A.	213,547	3,325

ACS Actividades de Construccion y Servicios S.A.	65,136	1,969

Aena S.A. (3)	22,384	3,301

Amadeus IT Group S.A.	147,359	7,362

Banco Bilbao Vizcaya Argentaria S.A.	2,170,753	13,124

Banco de Sabadell S.A.	1,746,028	2,236

Banco Popular Espanol S.A. *	1,136,447	1,403

Banco Santander S.A.	4,839,165	21,399

Bankia S.A.	1,552,737	1,273

Bankinter S.A.	228,847	1,628

CaixaBank S.A.	1,091,559	2,758

Distribuidora Internacional de Alimentacion S.A.	210,864	1,305

Enagas S.A.	77,178	2,319

Endesa S.A.	107,766	2,310

Ferrovial S.A.	160,575	3,416

Gas Natural SDG S.A.	119,227	2,450

Grifols S.A.	101,537	2,188

Iberdrola S.A.	1,814,422	12,326

Industria de Diseno Textil S.A.	365,629	13,554

Mapfre S.A.	374,299	1,047

Red Electrica Corp. S.A.	146,970	3,168

Repsol S.A.	371,440	5,041

Telefonica S.A.	1,500,263	15,182

Zardoya Otis S.A.	65,012	625
		124,709

Sweden – 2.8%

Alfa Laval AB	99,748	1,563

Assa Abloy AB, Class B	337,007	6,843

Atlas Copco AB, Class A	226,025	6,800

Atlas Copco AB, Class B	129,427	3,534

Boliden AB	93,301	2,191

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Sweden – 2.8% – continued

Electrolux AB, Class B	82,077	$2,057

Getinge AB, Class B	67,940	1,316

Hennes & Mauritz AB, Class B	319,784	9,015

Hexagon AB, Class B	85,795	3,744

Husqvarna AB, Class B	139,690	1,218

ICA Gruppen AB	27,052	893

Industrivarden AB, Class C	54,587	1,009

Investor AB, Class B	151,774	5,546

Kinnevik AB, Class B *	80,207	2,044

Lundin Petroleum AB *	62,907	1,150

Millicom International Cellular S.A. SDR	22,428	1,163

Nordea Bank AB	1,023,218	10,149

Sandvik AB	354,127	3,892

Securitas AB, Class B	106,580	1,785

Skandinaviska Enskilda Banken AB, Class A	508,614	5,107

Skanska AB, Class B	115,980	2,706

SKF AB, Class B	135,707	2,341

Svenska Cellulosa AB S.C.A., Class B	203,361	6,037

Svenska Handelsbanken AB, Class A	502,862	6,906

Swedbank AB, Class A	304,129	7,142

Swedish Match AB	62,392	2,288

Tele2 AB, Class B	111,422	961

Telefonaktiebolaget LM Ericsson, Class B	1,026,345	7,407

Telia Co. AB	864,282	3,869

Volvo AB, Class B	518,173	5,910
		116,586

Switzerland – 9.3%

ABB Ltd. (Registered)*	658,812	14,793

Actelion Ltd. (Registered)*	34,598	5,990

Adecco Group A.G. (Registered)	54,949	3,094

Aryzta A.G.*	4,637	207

Aryzta A.G.*	24,688	1,096

Baloise Holding A.G. (Registered)	16,984	2,054

Barry Callebaut A.G. (Registered)*	736	978

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	337	1,948

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	34	2,321

Cie Financiere Richemont S.A. (Registered)	175,844	10,707

Coca-Cola HBC A.G. – CDI *	61,384	1,425

Credit Suisse Group A.G. (Registered) *	626,793	8,200

Dufry A.G. (Registered) *	15,631	1,955

EMS-Chemie Holding A.G. (Registered)	2,785	1,494

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

Switzerland – 9.3% – continued

Galenica A.G. (Registered)	1,330	$1,410

Geberit A.G. (Registered)	12,664	5,542

Givaudan S.A. (Registered)	3,100	6,305

Glencore PLC *	4,093,363	11,222

Julius Baer Group Ltd. *	74,197	3,011

Kuehne + Nagel International A.G. (Registered)	18,312	2,655

LafargeHolcim Ltd. (Registered) *	95,060	5,131

LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange) *	58,340	3,146

Lonza Group A.G. (Registered) *	17,686	3,375

Nestle S.A. (Registered)	1,070,261	84,330

Novartis A.G. (Registered)	749,302	58,926

Pargesa Holding S.A. (Bearer)	11,697	801

Partners Group Holding A.G.	5,913	2,979

Roche Holding A.G. (Genusschein)	235,742	58,402

Schindler Holding A.G. (Participation Certificate)	15,069	2,823

Schindler Holding A.G. (Registered)	6,895	1,305

SGS S.A. (Registered)	1,831	4,099

Sika A.G. (Bearer)	718	3,490

Sonova Holding A.G. (Registered)	18,166	2,571

STMicroelectronics N.V.	216,414	1,766

Swatch Group (The) A.G. (Bearer)	10,209	2,885

Swatch Group (The) A.G. (Registered)	17,276	959

Swiss Life Holding A.G. (Registered) *	10,927	2,824

Swiss Prime Site A.G. (Registered) *	23,744	2,082

Swiss Re A.G.	112,235	10,126

Swisscom A.G. (Registered)	8,612	4,088

Syngenta A.G. (Registered)	31,166	13,628

UBS Group A.G. (Registered) *	1,226,225	16,650

Wolseley PLC	83,971	4,733

Zurich Insurance Group A.G. *	50,677	13,041
		390,567

United Kingdom – 16.3%

3i Group PLC	321,638	2,707

Aberdeen Asset Management PLC	312,335	1,318

Admiral Group PLC	71,955	1,911

Aggreko PLC	86,844	1,073

Anglo American PLC *	473,006	5,937

Ashtead Group PLC	167,104	2,753

Associated British Foods PLC	119,909	4,041

AstraZeneca PLC	424,328	27,488

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

United Kingdom – 16.3% – continued

Auto Trader Group PLC (3)	341,399	$1,794

Aviva PLC	1,363,483	7,802

Babcock International Group PLC	84,468	1,133

BAE Systems PLC	1,063,853	7,218

Barclays PLC	5,672,006	12,367

Barratt Developments PLC	334,414	2,147

Berkeley Group Holdings PLC	44,193	1,480

BP PLC	6,258,530	36,451

British American Tobacco PLC	625,741	40,018

British Land (The) Co. PLC	325,563	2,675

BT Group PLC	2,829,550	14,267

Bunzl PLC	111,231	3,291

Burberry Group PLC	151,522	2,712

Capita PLC	226,490	1,967

Centrica PLC	1,823,817	5,394

CNH Industrial N.V.	346,449	2,480

Cobham PLC	576,596	1,255

Coca-Cola European Partners PLC	73,857	2,937

Compass Group PLC	550,542	10,676

Croda International PLC	44,553	2,014

Diageo PLC	844,070	24,202

Direct Line Insurance Group PLC	467,771	2,212

Dixons Carphone PLC	331,545	1,586

easyJet PLC	54,231	709

Fiat Chrysler Automobiles N.V.	262,441	1,680

Fiat Chrysler Automobiles N.V.	44,349	282

G4S PLC	524,161	1,548

GKN PLC	583,467	2,425

GlaxoSmithKline PLC	1,634,953	34,842

Hammerson PLC	267,655	2,040

Hargreaves Lansdown PLC	88,652	1,463

HSBC Holdings PLC	6,653,021	49,951

ICAP PLC	186,518	1,127

IMI PLC	91,711	1,275

Imperial Brands PLC	321,357	16,565

Inmarsat PLC	152,966	1,400

InterContinental Hotels Group PLC	63,691	2,627

International Consolidated Airlines Group S.A. – CDI	276,995	1,437

Intertek Group PLC	54,985	2,489

Intu Properties PLC	317,591	1,220

ITV PLC	1,218,541	2,961

J Sainsbury PLC	554,007	1,764

Johnson Matthey PLC	65,909	2,817

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

United Kingdom – 16.3% – continued

Kingfisher PLC	763,210	$3,726

Land Securities Group PLC	265,467	3,648

Legal & General Group PLC	2,003,364	5,690

Lloyds Banking Group PLC	21,549,660	15,262

London Stock Exchange Group PLC	105,317	3,822

Marks & Spencer Group PLC	539,964	2,322

Meggitt PLC	263,074	1,538

Merlin Entertainments PLC (3)	241,327	1,377

National Grid PLC	1,255,892	17,750

Next PLC	47,219	2,928

Old Mutual PLC	1,656,218	4,353

Pearson PLC	273,189	2,669

Persimmon PLC	102,678	2,420

Petrofac Ltd.	86,439	999

Provident Financial PLC	50,131	1,966

Prudential PLC	861,656	15,293

Randgold Resources Ltd.	31,524	3,170

Reckitt Benckiser Group PLC	212,916	20,065

RELX N.V.	333,751	5,993

RELX PLC	214,833	4,084

RELX PLC (Berlin Exchange)	150,495	2,856

Rio Tinto Ltd.	142,400	5,648

Rio Tinto PLC	414,063	13,778

Rolls-Royce Holdings PLC *	620,170	5,788

Royal Bank of Scotland Group PLC *	1,187,264	2,757

Royal Mail PLC	306,830	1,944

RSA Insurance Group PLC	346,169	2,450

SABMiller PLC	327,024	19,057

Sage Group (The) PLC	360,240	3,450

Schroders PLC	46,240	1,616

Segro PLC	254,146	1,497

Severn Trent PLC	79,742	2,589

Sky PLC	342,654	3,971

Smith & Nephew PLC	300,885	4,854

Smiths Group PLC	134,812	2,558

SSE PLC	337,864	6,858

St. James’s Place PLC	178,839	2,202

Standard Chartered PLC *	1,106,210	9,009

Standard Life PLC	655,452	2,922

Tate & Lyle PLC	157,798	1,533

Taylor Wimpey PLC	1,088,420	2,179

Tesco PLC *	2,742,431	6,499

Travis Perkins PLC	85,292	1,704

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% (1) – continued

United Kingdom – 16.3% – continued

Unilever N.V. – CVA	546,402	$25,206

Unilever PLC	430,749	20,421

United Utilities Group PLC	231,562	3,013

Vodafone Group PLC	8,905,420	25,535

Weir Group (The) PLC	72,791	1,600

Whitbread PLC	60,767	3,084

William Hill PLC	294,363	1,161

Wm Morrison Supermarkets PLC	756,994	2,137

Worldpay Group PLC(3)	608,059	2,334

WPP PLC	431,767	10,162
		687,375

United States – 0.5%

Carnival PLC	64,518	3,149

Shire PLC	301,370	19,479
		22,628
Total Common Stocks
(Cost $3,702,082)		4,134,691

PREFERRED STOCKS – 0.5% (1)

Germany – 0.5%

Bayerische Motoren Werke A.G.	18,448	1,360

FUCHS PETROLUB S.E.	23,232	1,061

Henkel A.G. & Co. KGaA	60,094	8,168

Porsche Automobil Holding S.E.	52,177	2,664

Schaeffler A.G.	55,294	875

Volkswagen A.G.	62,085	8,156
		22,284

United Kingdom – 0.0%

Rolls-Royce Holdings PLC, Class C *	45,612,601	59
Total Preferred Stocks
(Cost $20,688)		22,343

RIGHTS – 0.0%

Austria – 0.0%

Immoeast * (2)	63,165	–

Immoeast A.G. * (2)	62,543	–
		–
Total Rights
(Cost $–)		–

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.5%

iShares MSCI EAFE ETF	58,719	$3,472

Northern Institutional Funds – Diversified Assets Portfolio, 0.08%^ (4)(5)	16,124,144	16,124
Total Investment Companies
(Cost $19,577)		19,596

Total Investments – 99.0%
(Cost $3,742,347)		4,176,630

Other Assets less Liabilities – 1.0%		43,238
Net Assets – 100.0%		$4,219,868

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of September 30, 2016 is disclosed.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	600	Australian Dollar	786	12/21/16	$–*
Bank of Montreal	United States Dollar	9,125	Euro	8,128	12/21/16	42
Bank of Montreal	United States Dollar	700	Swiss Franc	678	12/21/16	2
BNY Mellon	Euro	1,245	United States Dollar	1,400	12/21/16	(4)
BNY Mellon	United States Dollar	1,109	Hong Kong Dollar	8,596	12/21/16	–*
BNY Mellon	United States Dollar	9,260	Japanese Yen	947,096	12/21/16	116
Citibank	United States Dollar	866	Australian Dollar	1,148	12/21/16	11
Goldman Sachs	United States Dollar	12,000	British Pound	9,139	12/21/16	(133)
JPMorgan Chase	British Pound	4,021	United States Dollar	5,268	12/21/16	48
JPMorgan Chase	Euro	1,422	United States Dollar	1,600	12/21/16	(4)
JPMorgan Chase	United States Dollar	1,618	Swedish Krona	13,812	12/21/16	(1)
Morgan Stanley	Swiss Franc	5	United States Dollar	5	12/21/16	–*
Morgan Stanley	United States Dollar	161	Singapore Dollar	220	12/21/16	–*
Societe Generale	Japanese Yen	100,903	United States Dollar	1,000	12/21/16	1
Societe Generale	Japanese Yen	243,169	United States Dollar	2,400	12/21/16	(7)
Societe Generale	United States Dollar	672	Danish Krone	4,466	12/21/16	4
Toronto-Dominion Bank	Japanese Yen	552,010	United States Dollar	5,500	12/21/16	36
Toronto-Dominion Bank	Swiss Franc	966	United States Dollar	1,000	12/21/16	–*
Toronto-Dominion Bank	United States Dollar	1,400	British Pound	1,076	12/21/16	(3)
Toronto-Dominion Bank	United States Dollar	2,200	Euro	1,959	12/21/16	9
Toronto-Dominion Bank	United States Dollar	1,100	Japanese Yen	110,377	12/21/16	(7)

Total						$110

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	734	$24,687	Long	12/16	$159
FTSE 100 Index (British Pound)	136	12,088	Long	12/16	388
Hang Seng Index (Hong Kong Dollar)	14	2,104	Long	10/16	(20)
SPI 200 Index (Australian Dollar)	57	5,907	Long	12/16	246
Topix Index (Japanese Yen)	102	13,308	Long	12/16	(179)
Yen Denominated Nikkei 225 (Japanese Yen)	35	2,858	Long	12/16	(76)

Total					$518

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	12.8
Energy	4.8
Financials	19.2
Health Care	11.4
Industrials	14.1
Information Technology	5.5
Materials	7.5
Real Estate	4.0
Telecommunication Services	4.8
Utilities	3.7

Total	100.0%

At September 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	29.9%
Japanese Yen	23.9
British Pound	18.7
Swiss Franc	8.9
Australian Dollar	7.3
All other currencies less than 5%	11.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Austria	$4,978	$2,770	$–	$7,748
Belgium	17,196	39,798	–	56,994
Finland	610	40,859	–	41,469
France	122,719	274,632	–	397,351
Germany	12,179	338,947	–	351,126
Hong Kong	1,020	144,990	–	146,010
Ireland	13,880	19,047	–	32,927
Israel	6,902	22,190	–	29,092
Italy	1,361	72,797	–	74,158
Netherlands	28,769	148,010	–	176,779
Portugal	4,067	2,154	10	6,231
Spain	51,125	73,584	–	124,709
Switzerland	104,131	286,436		390,567
United Kingdom	58,572	628,803	–	687,375
All Other Countries(1)	–	1,612,155	–	1,612,155
Total Common Stocks	427,509	3,707,172	10	4,134,691
Preferred Stocks(1)	–	22,343	–	22,343
Investment Companies	19,596	–	–	19,596
Total Investments	$447,105	$3,729,515	$10	$4,176,630

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$269	$–	$269
Futures Contracts	793	–	–	793
Liabilities
Forward Foreign Currency Exchange Contracts	–	(159)	–	(159)
Futures Contracts	(275)	–	–	(275)
Total Other Financial Instruments	$518	$110	$–	$628

(1)	Classifications as defined in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
	Value (000s)	Reason

Common Stocks

Switzerland	$1,955	Valuations at official close price with foreign fair value adjustment

At September 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
	Value (000s)	Reason

Common Stocks

Austria	$4,978	Valuations at official close price

Belgium	17,197	Valuations at official close price

Finland	610	Valuations at official close price

France	121,202	Valuations at official close price

Germany	12,179	Valuations at official close price

Ireland	11,342	Valuations at official close price

Netherlands	16,751	Valuations at official close price

Portugal	4,067	Valuations at official close price

Spain	51,124	Valuations at official close price

Switzerland	104,131	Valuations at official close price

United Kingdom	56,894	Valuations at official close price

Total	$400,475

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)		PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/16 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/16 (000s)

Common Stock

Portugal	$10	$–	$–	*	$–	$–	$–	$–	$10	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the security included in the Balance as of 9/30/16 above using prices provided by investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 9/30/16 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS

Common Stock	$10	Market Comparable Companies	Price to Earnings Multiple /Liquidity Discount

The significant unobservable inputs used in the fair value measurement are the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1%

Aerospace & Defense – 1.9%

B/E Aerospace, Inc.	122,266	$6,316

Esterline Technologies Corp. *	35,365	2,689

Huntington Ingalls Industries, Inc.	56,292	8,636

KLX, Inc. *	63,626	2,240

Orbital ATK, Inc.	70,450	5,370

Teledyne Technologies, Inc. *	41,698	4,501

Triumph Group, Inc.	59,145	1,649

Woodward, Inc.	66,576	4,160
		35,561

Apparel & Textile Products – 0.8%

Carter’s, Inc.	60,231	5,222

Deckers Outdoor Corp. *	38,552	2,296

Fossil Group, Inc. *	49,942	1,387

Kate Spade & Co. *	154,039	2,639

Skechers U.S.A., Inc., Class A *	160,401	3,673
		15,217

Asset Management – 0.8%

Eaton Vance Corp.	136,452	5,328

Federated Investors, Inc., Class B	112,863	3,344

Janus Capital Group, Inc.	172,131	2,412

Waddell & Reed Financial, Inc., Class A	100,161	1,819

WisdomTree Investments, Inc.	138,176	1,422
		14,325

Automotive – 0.5%

Dana, Inc.	172,551	2,690

Gentex Corp.	345,056	6,059
		8,749

Banking – 6.2%

Associated Banc-Corp	178,655	3,500

BancorpSouth, Inc.	103,518	2,402

Bank of Hawaii Corp.	51,592	3,747

Bank of the Ozarks, Inc.	109,278	4,196

Cathay General Bancorp	89,174	2,745

Chemical Financial Corp.	84,175	3,715

Commerce Bancshares, Inc.	99,956	4,924

Cullen/Frost Bankers, Inc.	66,504	4,784

East West Bancorp, Inc.	173,376	6,365

First Horizon National Corp.	279,135	4,251

FNB Corp.	252,748	3,109

Fulton Financial Corp.	208,209	3,023

Hancock Holding Co.	93,287	3,025

International Bancshares Corp.	69,820	2,079

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Banking – 6.2% – continued

MB Financial, Inc.	85,870	$3,266

New York Community Bancorp, Inc.	585,905	8,337

PacWest Bancorp	144,875	6,217

PrivateBancorp, Inc.	95,642	4,392

Prosperity Bancshares, Inc.	83,590	4,588

Signature Bank *	64,584	7,650

SVB Financial Group *	62,606	6,920

Synovus Financial Corp.	147,892	4,811

TCF Financial Corp.	205,750	2,985

Trustmark Corp.	81,314	2,241

Umpqua Holdings Corp.	264,862	3,986

Valley National Bancorp	306,067	2,978

Washington Federal, Inc.	108,865	2,905

Webster Financial Corp.	110,285	4,192
		117,333

Biotechnology & Pharmaceuticals – 0.6%

Akorn, Inc. *	106,133	2,893

Prestige Brands Holdings, Inc. *	63,657	3,073

United Therapeutics Corp. *	52,298	6,175
		12,141

Chemicals – 2.6%

Ashland Global Holdings, Inc. *	74,709	8,663

Cabot Corp.	75,046	3,933

Minerals Technologies, Inc.	41,905	2,962

NewMarket Corp.	11,117	4,773

Olin Corp.	198,687	4,077

PolyOne Corp.	101,128	3,419

RPM International, Inc.	160,164	8,604

Sensient Technologies Corp.	53,872	4,083

Valspar (The) Corp.	87,752	9,308
		49,822

Commercial Services – 1.0%

CEB, Inc.	38,731	2,110

Deluxe Corp.	58,668	3,920

FTI Consulting, Inc. *	50,743	2,261

ManpowerGroup, Inc.	82,448	5,958

Rollins, Inc.	115,578	3,384

Sotheby’s	57,710	2,194
		19,827

Construction Materials – 1.1%

Carlisle Cos., Inc.	77,741	7,974

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Construction Materials – 1.1% – continued

Eagle Materials, Inc.	58,023	$4,485

Louisiana-Pacific Corp. *	171,004	3,220

MDU Resources Group, Inc.	235,004	5,979
		21,658

Consumer Products – 3.6%

Avon Products, Inc.	525,764	2,976

Boston Beer (The) Co., Inc., Class A *	10,926	1,696

Dean Foods Co.	108,799	1,784

Edgewell Personal Care Co. *	70,921	5,640

Energizer Holdings, Inc.	74,474	3,721

Flowers Foods, Inc.	218,999	3,311

Hain Celestial Group (The), Inc. *	124,451	4,428

Helen of Troy Ltd. *	33,492	2,886

Ingredion, Inc.	86,845	11,555

Lancaster Colony Corp.	23,428	3,095

Post Holdings, Inc. *	77,772	6,002

Snyder’s-Lance, Inc.	102,854	3,454

Tootsie Roll Industries, Inc.	21,105	777

TreeHouse Foods, Inc. *	68,225	5,948

WhiteWave Foods (The) Co. *	213,187	11,604
		68,877

Consumer Services – 0.7%

Aaron’s, Inc.	77,862	1,979

DeVry Education Group, Inc.	67,684	1,561

Graham Holdings Co., Class B	5,598	2,695

Service Corp. International	233,047	6,185
		12,420

Containers & Packaging – 1.7%

AptarGroup, Inc.	75,719	5,861

Bemis Co., Inc.	113,944	5,812

Greif, Inc., Class A	31,018	1,538

Packaging Corp. of America	113,370	9,213

Silgan Holdings, Inc.	49,485	2,504

Sonoco Products Co.	120,617	6,372
		31,300

Design, Manufacturing & Distribution – 1.0%

Arrow Electronics, Inc. *	109,800	7,024

Avnet, Inc.	153,224	6,292

Jabil Circuit, Inc.	229,897	5,016
		18,332

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Distributors – Consumer Staples – 0.1%

United Natural Foods, Inc. *	60,598	$2,426

Distributors – Discretionary – 0.7%

Ingram Micro, Inc., Class A	180,067	6,421

SYNNEX Corp.	34,927	3,986

Tech Data Corp. *	42,366	3,589
		13,996

Electrical Equipment – 2.8%

A.O. Smith Corp.	89,204	8,812

Belden, Inc.	50,670	3,496

Cognex Corp.	102,398	5,413

Cree, Inc. *	121,331	3,121

Hubbell, Inc.	61,916	6,671

Keysight Technologies, Inc. *	204,451	6,479

Lennox International, Inc.	47,079	7,393

National Instruments Corp.	126,904	3,604

Trimble Navigation Ltd. *	299,804	8,562
		53,551

Engineering & Construction Services – 0.9%

AECOM *	184,837	5,495

Dycom Industries, Inc. *	37,804	3,092

EMCOR Group, Inc.	73,135	4,360

Granite Construction, Inc.	47,785	2,377

KBR, Inc.	171,351	2,592
		17,916

Forest & Paper Products – 0.2%

Domtar Corp.	75,282	2,795

Gaming, Lodging & Restaurants – 2.3%

Brinker International, Inc.	66,074	3,332

Buffalo Wild Wings, Inc. *	22,012	3,098

Cheesecake Factory (The), Inc.	53,782	2,692

Churchill Downs, Inc.	14,967	2,190

Cracker Barrel Old Country Store, Inc.	28,799	3,808

Domino’s Pizza, Inc.	58,060	8,816

Dunkin’ Brands Group, Inc.	110,370	5,748

Jack in the Box, Inc.	39,315	3,772

Panera Bread Co., Class A *	26,782	5,215

Texas Roadhouse, Inc.	77,109	3,010

Wendy’s (The) Co.	245,148	2,648
		44,329

Hardware – 2.5%

3D Systems Corp. *	128,240	2,302

ARRIS International PLC *	229,390	6,499

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Hardware – 2.5% – continued

Brocade Communications Systems, Inc.	482,259	$4,451

Ciena Corp. *	166,160	3,622

Diebold, Inc.	90,345	2,240

InterDigital, Inc.	41,214	3,264

Knowles Corp. *	105,996	1,489

Lexmark International, Inc., Class A	75,360	3,011

NCR Corp. *	148,929	4,794

NetScout Systems, Inc. *	110,657	3,237

Plantronics, Inc.	39,952	2,076

VeriFone Systems, Inc. *	133,508	2,101

ViaSat, Inc. *	54,547	4,072

Zebra Technologies Corp., Class A *	63,482	4,419
		47,577

Health Care Facilities & Services – 2.4%

Amsurg Corp. *	65,933	4,421

Charles River Laboratories International, Inc. *	56,907	4,743

Community Health Systems, Inc. *	136,707	1,578

LifePoint Health, Inc. *	51,333	3,040

MEDNAX, Inc. *	110,702	7,334

Molina Healthcare, Inc. *	51,252	2,989

Owens & Minor, Inc.	75,082	2,608

PAREXEL International Corp. *	63,633	4,419

Tenet Healthcare Corp. *	95,747	2,170

VCA, Inc. *	97,289	6,808

WellCare Health Plans, Inc. *	53,261	6,236
		46,346

Home & Office Products – 1.9%

CalAtlantic Group, Inc.	89,740	3,001

Herman Miller, Inc.	71,981	2,059

HNI Corp.	53,531	2,131

KB Home	98,847	1,593

NVR, Inc. *	4,361	7,151

Scotts Miracle-Gro (The) Co., Class A	54,509	4,539

Tempur Sealy International, Inc. *	61,141	3,469

Toll Brothers, Inc. *	181,568	5,422

TRI Pointe Group, Inc. *	175,896	2,318

Tupperware Brands Corp.	60,811	3,975
		35,658

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Industrial Services – 0.7%

MSC Industrial Direct Co., Inc., Class A	53,498	$3,927

Pool Corp.	50,579	4,781

Watsco, Inc.	31,025	4,371
		13,079

Institutional Financial Services – 1.4%

CBOE Holdings, Inc.	97,788	6,341

Raymond James Financial, Inc.	151,703	8,831

SEI Investments Co.	163,032	7,436

Stifel Financial Corp. *	79,629	3,062
		25,670

Insurance – 4.4%

Alleghany Corp. *	18,574	9,752

American Financial Group, Inc.	87,813	6,586

Aspen Insurance Holdings Ltd.	72,417	3,374

Brown & Brown, Inc.	137,943	5,202

CNO Financial Group, Inc.	210,662	3,217

Endurance Specialty Holdings Ltd.	77,237	5,055

Everest Re Group Ltd.	50,396	9,574

Genworth Financial, Inc., Class A *	599,498	2,973

Hanover Insurance Group (The), Inc.	51,407	3,877

Kemper Corp.	58,436	2,298

Mercury General Corp.	43,882	2,407

Old Republic International Corp.	293,589	5,173

Primerica, Inc.	55,905	2,965

Reinsurance Group of America, Inc.	77,075	8,319

RenaissanceRe Holdings Ltd.	49,581	5,958

WR Berkley Corp.	118,151	6,824
		83,554

Iron & Steel – 1.4%

Allegheny Technologies, Inc.	131,099	2,369

Carpenter Technology Corp.	56,308	2,323

Commercial Metals Co.	137,759	2,231

Reliance Steel & Aluminum Co.	87,237	6,284

Steel Dynamics, Inc.	293,204	7,327

United States Steel Corp.	202,661	3,822

Worthington Industries, Inc.	53,012	2,546
		26,902

Leisure Products – 1.0%

Brunswick Corp.	108,546	5,295

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Leisure Products – 1.0% – continued

Polaris Industries, Inc.	71,702	$5,553

Thor Industries, Inc.	57,468	4,867

Vista Outdoor, Inc. *	72,584	2,893
		18,608

Machinery – 3.5%

AGCO Corp.	81,959	4,042

Crane Co.	59,717	3,763

Curtiss-Wright Corp.	53,455	4,870

Graco, Inc.	66,983	4,957

IDEX Corp.	91,598	8,571

ITT, Inc.	107,785	3,863

Joy Global, Inc.	118,100	3,276

Kennametal, Inc.	95,879	2,782

Lincoln Electric Holdings, Inc.	76,071	4,764

MSA Safety, Inc.	37,465	2,174

Nordson Corp.	63,992	6,376

Oshkosh Corp.	88,406	4,951

Regal Beloit Corp.	53,829	3,202

Terex Corp.	130,644	3,320

Toro (The) Co.	131,520	6,160
		67,071

Manufactured Goods – 0.4%

Timken (The) Co.	84,749	2,978

Valmont Industries, Inc.	27,231	3,665
		6,643

Media – 0.9%

AMC Networks, Inc., Class A *	72,066	3,737

Cable One, Inc.	5,643	3,296

John Wiley & Sons, Inc., Class A	53,812	2,777

Meredith Corp.	43,937	2,284

New York Times (The) Co., Class A	146,768	1,754

Time, Inc.	120,587	1,746

WebMD Health Corp. *	47,042	2,338
		17,932

Medical Equipment & Devices – 4.6%

ABIOMED, Inc. *	48,155	6,192

Align Technology, Inc. *	90,531	8,487

Bio-Rad Laboratories, Inc., Class A *	24,856	4,072

Bio-Techne Corp.	44,874	4,914

Catalent, Inc. *	150,076	3,878

Halyard Health, Inc. *	56,139	1,946

Hill-Rom Holdings, Inc.	71,671	4,442

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Medical Equipment & Devices – 4.6% – continued

IDEXX Laboratories, Inc. *	107,726	$12,144

LivaNova PLC *	53,133	3,194

NuVasive, Inc. *	60,414	4,027

ResMed, Inc.	169,272	10,967

STERIS PLC	103,646	7,576

Teleflex, Inc.	52,976	8,903

West Pharmaceutical Services, Inc.	88,083	6,562
		87,304

Metals & Mining – 0.5%

Compass Minerals International, Inc.	40,641	2,995

Royal Gold, Inc.	78,517	6,080
		9,075

Oil, Gas & Coal – 4.1%

CONSOL Energy, Inc.	212,519	4,080

Denbury Resources, Inc. *	483,014	1,560

Diamond Offshore Drilling, Inc.	77,563	1,366

Dril-Quip, Inc. *	45,104	2,514

Energen Corp.	116,750	6,739

Ensco PLC, Class A	362,376	3,080

Gulfport Energy Corp. *	150,784	4,260

HollyFrontier Corp.	212,322	5,202

Murphy USA, Inc. *	44,276	3,160

Nabors Industries Ltd.	340,782	4,144

Noble Corp. PLC	293,895	1,863

NOW, Inc. *	129,439	2,774

Oceaneering International, Inc.	117,837	3,242

Oil States International, Inc. *	62,170	1,963

Patterson-UTI Energy, Inc.	177,577	3,972

QEP Resources, Inc.	288,184	5,628

Rowan Cos. PLC, Class A	151,019	2,289

SM Energy Co.	104,485	4,031

Superior Energy Services, Inc.	182,357	3,264

Western Refining, Inc.	95,202	2,519

World Fuel Services Corp.	84,713	3,919

WPX Energy, Inc. *	414,190	5,463
		77,032

Passenger Transportation – 0.4%

JetBlue Airways Corp. *	389,410	6,713

Real Estate – 0.4%

Alexander & Baldwin, Inc.	55,395	2,128

Jones Lang LaSalle, Inc.	54,350	6,185
		8,313

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Real Estate Investment Trusts – 11.0%

Alexandria Real Estate Equities, Inc.	93,808	$10,203

American Campus Communities, Inc.	156,960	7,985

Camden Property Trust	105,163	8,806

Care Capital Properties, Inc.	100,965	2,877

Communications Sales & Leasing, Inc.	163,555	5,137

Corporate Office Properties Trust	113,973	3,231

Corrections Corp. of America	141,570	1,964

DCT Industrial Trust, Inc.	108,466	5,266

Douglas Emmett, Inc.	172,609	6,323

Duke Realty Corp.	422,013	11,534

Education Realty Trust, Inc.	87,870	3,791

EPR Properties	76,552	6,028

Equity One, Inc.	110,688	3,388

First Industrial Realty Trust, Inc.	140,574	3,967

Healthcare Realty Trust, Inc.	139,371	4,747

Highwoods Properties, Inc.	118,644	6,184

Hospitality Properties Trust	197,533	5,871

Kilroy Realty Corp.	110,884	7,690

Lamar Advertising Co., Class A	99,675	6,510

LaSalle Hotel Properties	135,993	3,246

Liberty Property Trust	176,528	7,123

Life Storage, Inc.	55,815	4,964

Mack-Cali Realty Corp.	107,839	2,935

Medical Properties Trust, Inc.	352,625	5,208

Mid-America Apartment Communities, Inc.	90,870	8,541

National Retail Properties, Inc.	176,862	8,993

Omega Healthcare Investors, Inc.	232,712	8,250

Post Properties, Inc.	64,360	4,256

Potlatch Corp.	48,965	1,904

Rayonier, Inc.	147,799	3,923

Rayonier, Inc. – (Fractional Shares)(1)	50,000	–

Regency Centers Corp.	125,706	9,741

Senior Housing Properties Trust	285,705	6,488

Tanger Factory Outlet Centers, Inc.	115,546	4,502

Taubman Centers, Inc.	72,639	5,405

Urban Edge Properties	110,040	3,096

Washington Prime Group, Inc.	222,947	2,760

Weingarten Realty Investors	141,458	5,514
		208,351

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Recreational Facilities & Services – 0.5%

Cinemark Holdings, Inc.	127,228	$4,870

International Speedway Corp., Class A	31,573	1,055

Live Nation Entertainment, Inc. *	158,798	4,364
		10,289

Renewable Energy – 0.2%

EnerSys	52,244	3,615

Retail – Consumer Staples – 0.8%

Big Lots, Inc.	53,363	2,548

Casey’s General Stores, Inc.	47,131	5,663

CST Brands, Inc.	91,037	4,378

Sprouts Farmers Market, Inc. *	167,841	3,466

TravelCenters of America LLC – (Fractional Shares) * (1)	80,000	–
		16,055

Retail – Discretionary – 2.7%

Abercrombie & Fitch Co., Class A	81,612	1,297

American Eagle Outfitters, Inc.	205,508	3,670

Ascena Retail Group, Inc. *	202,690	1,133

Avis Budget Group, Inc. *	113,794	3,893

Cabela’s, Inc. *	61,751	3,392

Chico’s FAS, Inc.	158,733	1,889

Copart, Inc. *	117,132	6,274

Dick’s Sporting Goods, Inc.	105,872	6,005

GameStop Corp., Class A	125,020	3,449

Guess?, Inc.	74,962	1,095

HSN, Inc.	38,129	1,517

J.C. Penney Co., Inc. *	370,144	3,413

Office Depot, Inc.	654,238	2,336

Restoration Hardware Holdings, Inc. *	46,178	1,597

Sally Beauty Holdings, Inc. *	176,157	4,524

Williams-Sonoma, Inc.	98,651	5,039
		50,523

Semiconductors – 2.5%

Advanced Micro Devices, Inc. *	883,486	6,105

Cirrus Logic, Inc. *	75,169	3,995

Cypress Semiconductor Corp.	386,412	4,699

Integrated Device Technology, Inc. *	161,609	3,733

Intersil Corp., Class A	163,023	3,575

IPG Photonics Corp. *	44,767	3,687

Microsemi Corp. *	136,169	5,716

Monolithic Power Systems, Inc.	44,832	3,609

Silicon Laboratories, Inc. *	50,043	2,943

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Semiconductors – 2.5% – continued

Synaptics, Inc. *	41,878	$2,453

Teradyne, Inc.	243,422	5,253

Vishay Intertechnology, Inc.	162,170	2,285
		48,053

Software – 5.0%

ACI Worldwide, Inc. *	140,941	2,731

Acxiom Corp. *	93,132	2,482

Allscripts Healthcare Solutions, Inc. *	224,399	2,955

ANSYS, Inc. *	104,927	9,717

Cadence Design Systems, Inc. *	351,708	8,979

CDK Global, Inc.	180,640	10,362

CommVault Systems, Inc. *	49,709	2,641

Fortinet, Inc. *	176,591	6,522

j2 Global, Inc.	57,742	3,846

Manhattan Associates, Inc. *	86,143	4,964

Mentor Graphics Corp.	130,125	3,440

NeuStar, Inc., Class A *	65,577	1,744

PTC, Inc. *	138,309	6,128

Rackspace Hosting, Inc. *	128,646	4,077

Synopsys, Inc. *	182,085	10,807

Tyler Technologies, Inc. *	39,786	6,813

Ultimate Software Group (The), Inc. *	34,815	7,116
		95,324

Specialty Finance – 1.3%

First American Financial Corp.	131,985	5,184

GATX Corp.	48,573	2,164

Jack Henry & Associates, Inc.	94,489	8,084

SLM Corp. *	514,769	3,845

WEX, Inc. *	46,256	5,000
		24,277

Technology Services – 4.5%

Broadridge Financial Solutions, Inc.	142,305	9,647

Computer Sciences Corp.	168,947	8,821

comScore, Inc. *	53,994	1,655

Convergys Corp.	115,378	3,510

CoreLogic, Inc. *	106,214	4,166

DST Systems, Inc.	39,239	4,627

FactSet Research Systems, Inc.	48,905	7,927

Fair Isaac Corp.	37,121	4,625

Gartner, Inc. *	99,400	8,792

Leidos Holdings, Inc.	171,016	7,401

MarketAxess Holdings, Inc.	45,272	7,497

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Technology Services – 4.5% – continued

MAXIMUS, Inc.	78,069	$4,416

MSCI, Inc.	113,853	9,557

Science Applications International Corp.	53,935	3,741
		86,382

Telecom – 0.2%

Telephone & Data Systems, Inc.	111,870	3,041

Transportation & Logistics – 1.0%

Genesee & Wyoming, Inc., Class A *	68,883	4,749

Kirby Corp. *	64,790	4,027

Landstar System, Inc.	50,703	3,452

Old Dominion Freight Line, Inc. *	83,759	5,747

Werner Enterprises, Inc.	53,312	1,241
		19,216

Transportation Equipment – 0.7%

Trinity Industries, Inc.	183,325	4,433

Wabtec Corp.	108,422	8,852
		13,285

Utilities – 5.0%

Aqua America, Inc.	213,362	6,503

Atmos Energy Corp.	124,945	9,305

Black Hills Corp.	62,953	3,854

Great Plains Energy, Inc.	249,435	6,807

Hawaiian Electric Industries, Inc.	130,153	3,885

IDACORP, Inc.	60,646	4,747

National Fuel Gas Co.	102,230	5,528

New Jersey Resources Corp.	103,610	3,405

NorthWestern Corp.	58,092	3,342

OGE Energy Corp.	240,256	7,597

ONE Gas, Inc.	62,846	3,886

PNM Resources, Inc.	95,779	3,134

Southwest Gas Corp.	57,114	3,990

Talen Energy Corp. *	104,154	1,442

UGI Corp.	208,438	9,430

Vectren Corp.	99,675	5,004

Westar Energy, Inc.	170,535	9,678

WGL Holdings, Inc.	61,404	3,850
		95,387

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Waste & Environment Services & Equipment – 0.7%

CLARCOR, Inc.	58,668	$3,814

Clean Harbors, Inc. *	62,928	3,019

Donaldson Co., Inc.	160,171	5,979
		12,812
Total Common Stocks
(Cost $1,489,459)		1,824,662

INVESTMENT COMPANIES – 5.1%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^ (2)(3)	97,287,664	97,288
Total Investment Companies
(Cost $97,288)		97,288

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.46%, 3/2/17 (4)(5)	$3,700	$3,694
Total Short Term Investments
(Cost $3,693)		3,694

Total Investments – 101.4%
(Cost $1,590,440)		1,925,644

Liabilities less Other Assets – (1.4%)		(25,712)
NET ASSETS 100.0%		$1,899,932

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of September 30, 2016 is disclosed.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.

*	Non-Income Producing Security
^	SeeNote13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	485	$75,156	Long	12/16	$(723)

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.6%
Consumer Staples	4.2
Energy	3.9
Financials	15.1
Health Care	8.1
Industrials	14.2
Information Technology	18.0
Materials	7.2
Real Estate	11.9
Telecommunication Services	0.2
Utilities	5.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,824,662	$ –	$–	$1,824,662
Investment Companies	97,288	–	–	97,288
Short-Term Investments	–	3,694	–	3,694
Total Investments	$1,921,950	$3,694	$–	$1,925,644

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(723)	$ –	$–	$(723)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5%

Aerospace & Defense – 1.3%

AAR Corp.	19,232	$602

Aerojet Rocketdyne Holdings, Inc. *	34,624	609

Aerovironment, Inc. *	11,919	291

Astronics Corp. *	11,242	506

Ducommun, Inc. *	6,274	143

Esterline Technologies Corp. *	17,197	1,308

KLX, Inc. *	30,712	1,081

Moog, Inc., Class A *	18,592	1,107

National Presto Industries, Inc.	2,832	249

Smith & Wesson Holding Corp. *	31,872	847

Sturm Ruger & Co., Inc.	10,945	632

TASER International, Inc. *	30,512	873

Teledyne Technologies, Inc. *	19,858	2,143

Triumph Group, Inc.	28,686	800

Woodward, Inc.	30,820	1,926
		13,117

Apparel & Textile Products – 0.8%

Albany International Corp., Class A	16,672	707

Columbia Sportswear Co.	15,676	889

Crocs, Inc. *	42,683	354

Culp, Inc.	6,134	183

Deckers Outdoor Corp. *	18,967	1,130

Delta Apparel, Inc. *	4,121	68

Fossil Group, Inc. *	24,393	677

Iconix Brand Group, Inc. *	23,921	194

Movado Group, Inc.	9,305	200

Oxford Industries, Inc.	8,833	598

Perry Ellis International, Inc. *	7,621	147

Sequential Brands Group, Inc. *	22,843	183

Steven Madden Ltd. *	35,763	1,236

Superior Uniform Group, Inc.	5,014	99

Unifi, Inc. *	9,101	268

Vince Holding Corp. *	11,107	63

Weyco Group, Inc.	3,584	96

Wolverine World Wide, Inc.	56,326	1,297
		8,389

Asset Management – 0.7%

Acacia Research Corp.	28,132	183

Associated Capital Group, Inc., Class A	2,562	91

B. Riley Financial, Inc.	5,478	73

Calamos Asset Management, Inc., Class A	9,919	68

Cohen & Steers, Inc.	12,164	520

Diamond Hill Investment Group, Inc.	1,780	329

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Asset Management – 0.7% – continued

Fifth Street Asset Management, Inc.	3,402	$19

Financial Engines, Inc.	31,143	925

GAMCO Investors, Inc., Class A	2,593	74

Hennessy Advisors, Inc.	1,684	60

Janus Capital Group, Inc.	83,432	1,169

Kennedy-Wilson Holdings, Inc.	47,989	1,082

Ladenburg Thalmann Financial Services, Inc. *	57,686	133

Manning & Napier, Inc.	8,732	62

Medley Management, Inc., Class A	3,439	29

OM Asset Management PLC	23,420	326

Oppenheimer Holdings, Inc., Class A	6,016	86

Pzena Investment Management, Inc., Class A	7,360	57

Real Industry, Inc. *	15,751	96

Safeguard Scientifics, Inc. *	11,387	148

Silvercrest Asset Management Group, Inc., Class A	4,158	49

Tiptree Financial, Inc., Class A	16,094	96

Virtus Investment Partners, Inc.	3,556	348

Waddell & Reed Financial, Inc., Class A	46,217	839

Westwood Holdings Group, Inc.	4,698	249

Wins Finance Holdings, Inc. *	350	10

WisdomTree Investments, Inc.	66,950	689
		7,810

Automotive – 1.1%

American Axle & Manufacturing Holdings, Inc. *	44,599	768

Cooper Tire & Rubber Co.	32,073	1,219

Cooper-Standard Holding, Inc. *	8,598	849

Dana, Inc.	87,213	1,360

Dorman Products, Inc. *	15,555	994

Federal-Mogul Holdings Corp. *	18,857	181

Gentherm, Inc. *	21,198	666

Horizon Global Corp. *	9,931	198

Metaldyne Performance Group, Inc.	8,740	139

Methode Electronics, Inc.	21,191	741

Miller Industries, Inc.	6,287	143

Modine Manufacturing Co. *	26,980	320

Motorcar Parts of America, Inc. *	10,704	308

Standard Motor Products, Inc.	12,472	596

Strattec Security Corp.	2,048	72

Superior Industries International, Inc.	14,542	424

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Automotive – 1.1% – continued

Tenneco, Inc. *	32,864	$1,915

Tower International, Inc.	12,201	294

Unique Fabricating, Inc.	3,820	47
		11,234

Banking – 10.9%

1st Source Corp.	8,910	318

Access National Corp.	4,823	115

ACNB Corp.	3,473	92

Allegiance Bancshares, Inc. *	6,401	173

American National Bankshares, Inc.	4,755	133

Ameris Bancorp *	19,811	692

Ames National Corp.	4,715	130

Arrow Financial Corp.	6,333	208

Astoria Financial Corp.	53,600	783

Atlantic Capital Bancshares, Inc. *	10,060	151

Banc of California, Inc.	28,429	496

BancFirst Corp.	4,572	332

Banco Latinoamericano de Comercio Exterior S.A.	17,297	487

Bancorp (The), Inc. *	19,337	124

BancorpSouth, Inc.	50,458	1,171

Bank Mutual Corp.	23,240	178

Bank of Marin Bancorp	3,487	173

Bank of the Ozarks, Inc.	51,632	1,983

BankFinancial Corp.	8,704	111

Bankwell Financial Group, Inc.	3,336	79

Banner Corp.	17,482	765

Bar Harbor Bankshares	3,455	127

Bear State Financial, Inc.	10,541	97

Beneficial Bancorp, Inc.	40,720	599

Berkshire Hills Bancorp, Inc.	17,904	496

Blue Hills Bancorp, Inc.	14,296	215

BNC Bancorp	23,593	574

BofI Holding, Inc. *	34,951	783

Boston Private Financial Holdings, Inc.	47,694	612

Bridge Bancorp, Inc.	9,764	279

Brookline Bancorp, Inc.	40,171	490

Bryn Mawr Bank Corp.	9,693	310

BSB Bancorp, Inc. *	4,653	109

C&F Financial Corp.	1,874	81

California First National Bancorp *	700	10

Camden National Corp.	5,913	282

Capital Bank Financial Corp., Class A	11,511	370

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Banking – 10.9% – continued

Capital City Bank Group, Inc.	5,887	$87

Capital Federal Financial, Inc.	74,085	1,042

Cardinal Financial Corp.	18,471	482

Carolina Financial Corp.	5,977	134

Cascade Bancorp *	16,716	101

Cathay General Bancorp	43,232	1,331

CenterState Banks, Inc.	27,366	485

Central Pacific Financial Corp.	17,653	445

Central Valley Community Bancorp	5,109	81

Century Bancorp, Inc., Class A	1,829	83

Charter Financial Corp.	7,725	100

Chemical Financial Corp.	38,306	1,690

Chemung Financial Corp.	1,830	53

Citizens & Northern Corp.	6,657	146

City Holding Co.	8,381	421

Clifton Bancorp, Inc.	12,782	195

CNB Financial Corp.	8,016	170

CoBiz Financial, Inc.	21,206	282

Codorus Valley Bancorp, Inc.	4,481	98

Columbia Banking System, Inc.	33,839	1,107

Community Bank System, Inc.	25,059	1,206

Community Trust Bancorp, Inc.	9,037	335

CommunityOne Bancorp *	7,043	97

ConnectOne Bancorp, Inc.	16,698	302

County Bancorp, Inc.	2,821	56

CU Bancorp *	9,433	215

Customers Bancorp, Inc. *	14,178	357

CVB Financial Corp.	58,978	1,039

Dime Community Bancshares, Inc.	17,920	300

Eagle Bancorp, Inc. *	17,819	879

Enterprise Bancorp, Inc.	5,006	140

Enterprise Financial Services Corp.	11,429	357

Equity Bancshares, Inc., Class A *	2,942	76

ESSA Bancorp, Inc.	4,751	66

EverBank Financial Corp.	59,995	1,161

Farmers Capital Bank Corp. *	4,050	120

Farmers National Banc Corp.	14,464	156

FB Financial Corp. *	78	2

FCB Financial Holdings, Inc., Class A *	17,445	670

Fidelity Southern Corp.	12,120	223

Financial Institutions, Inc.	7,993	217

First Bancorp	11,888	235

First BanCorp *	70,261	365

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Banking – 10.9% – continued

First Bancorp, Inc.	5,857	$140

First Busey Corp.	18,042	408

First Business Financial Services, Inc.	4,794	113

First Citizens BancShares, Inc., Class A	4,387	1,289

First Commonwealth Financial Corp.	51,093	516

First Community Bancshares, Inc.	9,139	227

First Community Financial Partners, Inc. *	7,918	75

First Connecticut Bancorp, Inc.	7,738	138

First Defiance Financial Corp.	4,937	220

First Financial Bancorp	35,252	770

First Financial Bankshares, Inc.	37,160	1,354

First Financial Corp.	5,595	228

First Financial Northwest, Inc.	5,330	76

First Foundation, Inc. *	7,668	189

First Internet Bancorp	3,040	70

First Interstate BancSystem, Inc., Class A	11,310	356

First Merchants Corp.	23,949	641

First Mid-Illinois Bancshares, Inc.	4,598	125

First Midwest Bancorp, Inc.	47,021	910

First NBC Bank Holding Co. *	9,686	91

First Northwest Bancorp *	6,405	86

First of Long Island (The) Corp.	8,322	276

Flushing Financial Corp.	16,024	380

FNB Corp.	122,293	1,504

Franklin Financial Network, Inc. *	5,458	204

Fulton Financial Corp.	99,955	1,451

German American Bancorp, Inc.	8,501	331

Glacier Bancorp, Inc.	44,486	1,269

Great Southern Bancorp, Inc.	6,113	249

Great Western Bancorp, Inc.	34,321	1,144

Green Bancorp, Inc. *	12,122	133

Greene County Bancorp, Inc.	1,789	30

Guaranty Bancorp	9,262	165

Hancock Holding Co.	45,054	1,461

Hanmi Financial Corp.	18,390	484

HarborOne Bancorp, Inc. *	8,501	134

Heartland Financial USA, Inc.	12,785	461

Heritage Commerce Corp. *	15,484	169

Heritage Financial Corp.	17,490	314

Heritage Oaks Bancorp *	13,247	109

Hilltop Holdings, Inc. *	43,560	978

Hingham Institution for Savings	707	98

Home Bancorp, Inc.	3,359	94

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Banking – 10.9% – continued

Home BancShares, Inc.	70,428	$1,466

HomeTrust Bancshares, Inc. *	9,634	178

Hope Bancorp, Inc.	75,061	1,304

Horizon Bancorp	8,177	240

IBERIABANK Corp.	23,830	1,599

Independent Bank Corp.	14,889	805

Independent Bank Corp.	11,872	200

Independent Bank Group, Inc.	6,473	286

International Bancshares Corp.	31,899	950

Investors Bancorp, Inc.	172,863	2,076

Kearny Financial Corp.	52,994	721

Lake Sunapee Bank Group	4,580	83

Lakeland Bancorp, Inc.	22,556	317

Lakeland Financial Corp.	14,242	504

LCNB Corp.	5,117	93

LegacyTexas Financial Group, Inc.	25,825	817

Live Oak Bancshares, Inc.	11,431	165

Macatawa Bank Corp. *	15,426	123

MainSource Financial Group, Inc.	13,668	341

MB Financial, Inc.	44,065	1,676

MBT Financial Corp. *	10,370	94

Mercantile Bank Corp. *	9,155	246

Merchants Bancshares, Inc.	3,449	112

Meridian Bancorp, Inc.	28,140	438

Middleburg Financial Corp.	2,726	77

Midland States Bancorp, Inc.	2,141	54

MidWestOne Financial Group, Inc.	4,509	137

MutualFirst Financial, Inc.	3,174	88

National Bank Holdings Corp., Class A	13,948	326

National Bankshares, Inc.	3,833	141

National Commerce Corp. *	4,946	134

NBT Bancorp, Inc.	24,603	809

Nicolet Bankshares, Inc. *	4,500	173

Northfield Bancorp, Inc.	24,638	397

Northrim BanCorp, Inc.	3,928	101

Northwest Bancshares, Inc.	55,861	878

OceanFirst Financial Corp.	11,755	226

OFG Bancorp	25,053	253

Old Line Bancshares, Inc.	4,880	96

Old National Bancorp	77,273	1,086

Old Second Bancorp, Inc.	16,920	141

Opus Bank	9,976	353

Oritani Financial Corp.	22,488	354

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Banking – 10.9% – continued

Orrstown Financial Services, Inc.	4,316	$85

Pacific Continental Corp.	11,080	186

Pacific Mercantile Bancorp *	8,971	66

Pacific Premier Bancorp, Inc. *	15,539	411

Park National Corp.	7,770	746

Park Sterling Corp.	30,778	250

Peapack Gladstone Financial Corp.	9,505	213

Penns Woods Bancorp, Inc.	2,657	118

Peoples Bancorp, Inc.	9,370	230

Peoples Financial Services Corp.	3,900	159

Peoples Utah Bancorp	7,575	154

Pinnacle Financial Partners, Inc.	25,081	1,356

Preferred Bank	6,809	243

Premier Financial Bancorp, Inc. *	4,946	85

PrivateBancorp, Inc.	45,716	2,099

Prosperity Bancshares, Inc.	38,941	2,137

Provident Bancorp, Inc. *	2,654	41

Provident Financial Holdings, Inc.	3,872	76

Provident Financial Services, Inc.	35,616	756

QCR Holdings, Inc.	6,660	211

Renasant Corp.	23,797	800

Republic Bancorp, Inc., Class A	5,458	170

Republic First Bancorp, Inc. *	19,736	81

S&T Bancorp, Inc.	19,965	579

Sandy Spring Bancorp, Inc.	13,605	416

Seacoast Banking Corp. of Florida *	17,249	278

ServisFirst Bancshares, Inc.	13,408	696

Shore Bancshares, Inc.	7,261	86

SI Financial Group, Inc.	6,516	86

Sierra Bancorp	6,709	126

Simmons First National Corp., Class A	16,999	848

South State Corp.	13,761	1,033

Southern First Bancshares, Inc. *	3,329	92

Southern Missouri Bancorp, Inc.	3,422	85

Southern National Bancorp of Virginia, Inc.	6,499	85

Southside Bancshares, Inc.	14,260	459

Southwest Bancorp, Inc.	10,738	204

State Bank Financial Corp.	20,765	474

Sterling Bancorp	73,718	1,290

Stock Yards Bancorp, Inc.	12,334	407

Stonegate Bank	6,844	231

Suffolk Bancorp *	6,934	241

Summit Financial Group, Inc. *	4,863	93

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Banking – 10.9% – continued

Sun Bancorp, Inc.	6,292	$145

Territorial Bancorp, Inc.	4,072	117

Texas Capital Bancshares, Inc. *	26,874	1,476

Tompkins Financial Corp.	8,353	638

Towne Bank	32,497	781

TriCo Bancshares	11,785	315

TriState Capital Holdings, Inc. *	12,152	196

Triumph Bancorp, Inc. *	8,525	169

TrustCo Bank Corp. NY	52,438	372

Trustmark Corp.	39,135	1,079

UMB Financial Corp.	26,123	1,553

Umpqua Holdings Corp.	128,510	1,934

Union Bankshares Corp.	25,017	670

Union Bankshares, Inc.	2,279	78

United Bankshares, Inc.	38,244	1,441

United Community Banks, Inc.	40,802	858

United Community Financial Corp. *	26,249	187

United Financial Bancorp, Inc.	29,298	405

Univest Corp. of Pennsylvania	14,014	327

Valley National Bancorp	144,099	1,402

Veritex Holdings, Inc. *	4,834	84

Washington Federal, Inc.	52,690	1,406

Washington Trust Bancorp, Inc.	8,853	356

WashingtonFirst Bankshares, Inc.	4,694	116

Waterstone Financial, Inc.	14,870	253

Webster Financial Corp.	53,409	2,030

WesBanco, Inc.	23,352	768

West Bancorporation, Inc.	8,883	174

Westamerica Bancorporation	14,523	739

Westfield Financial, Inc.	9,347	72

Wintrust Financial Corp.	29,937	1,664

WSFS Financial Corp.	16,711	610

Xenith Bankshares, Inc. *	28,964	67

Yadkin Financial Corp.	28,992	762
		113,079

Biotechnology & Pharmaceuticals – 6.7%

Acceleron Pharma, Inc. *	15,946	577

AcelRx Pharmaceuticals, Inc. *	20,599	80

Aceto Corp.	16,774	319

Achillion Pharmaceuticals, Inc. *	69,388	562

Aclaris Therapeutics, Inc. *	5,241	134

Acorda Therapeutics, Inc. *	25,096	524

Adamas Pharmaceuticals, Inc. *	9,730	160

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Biotechnology & Pharmaceuticals – 6.7% – continued

Aduro Biotech, Inc. *	20,664	$257

Advaxis, Inc. *	19,468	208

Adverum Biotechnologies, Inc. *	10,715	44

Aerie Pharmaceuticals, Inc. *	14,011	529

Agenus, Inc. *	40,953	294

Agile Therapeutics, Inc. *	8,398	59

Aimmune Therapeutics, Inc. *	15,318	230

Akebia Therapeutics, Inc. *	20,924	189

Albany Molecular Research, Inc. *	15,320	253

Alder Biopharmaceuticals, Inc. *	27,260	893

AMAG Pharmaceuticals, Inc. *	20,505	503

Amicus Therapeutics, Inc. *	82,811	613

Amphastar Pharmaceuticals, Inc. *	20,665	392

Ampio Pharmaceuticals, Inc. *	25,567	19

Anavex Life Sciences Corp. *	19,022	69

ANI Pharmaceuticals, Inc. *	4,655	309

Anika Therapeutics, Inc. *	8,190	392

Anthera Pharmaceuticals, Inc. *	22,078	70

Applied Genetic Technologies Corp. *	7,432	73

Aptevo Therapeutics, Inc. *	9,437	24

Aratana Therapeutics, Inc. *	19,412	182

Ardelyx, Inc. *	18,153	235

Arena Pharmaceuticals, Inc. *	146,389	256

Argos Therapeutics, Inc. *	6,215	31

ARIAD Pharmaceuticals, Inc. *	102,925	1,409

Array BioPharma, Inc. *	82,707	558

Arrowhead Pharmaceuticals, Inc. *	35,814	263

Asterias Biotherapeutics, Inc.	13,293	56

Atara Biotherapeutics, Inc. *	13,522	289

Athersys, Inc. *	44,301	94

Audentes Therapeutics, Inc. *	3,338	59

Avexis, Inc. *	2,645	109

Axovant Sciences Ltd. *	14,240	199

Axsome Therapeutics, Inc. *	6,476	51

Bellicum Pharmaceuticals, Inc. *	12,233	243

BioCryst Pharmaceuticals, Inc. *	42,103	186

Bio-Path Holdings, Inc. *	48,254	68

BioSpecifics Technologies Corp. *	3,189	146

BioTime, Inc. *	39,442	154

Bluebird Bio, Inc. *	21,550	1,461

Blueprint Medicines Corp. *	11,659	346

Cambrex Corp. *	18,520	823

Cara Therapeutics, Inc. *	10,871	91

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Biotechnology & Pharmaceuticals – 6.7% – continued

Celldex Therapeutics, Inc. *	56,168	$227

Cellular Biomedicine Group, Inc. *	7,090	103

Cempra, Inc. *	25,945	628

ChemoCentryx, Inc. *	10,800	65

Chimerix, Inc. *	25,396	141

ChromaDex Corp. *	16,699	50

Cidara Therapeutics, Inc. *	6,271	72

Clearside Biomedical, Inc. *	4,792	83

Clovis Oncology, Inc. *	18,513	667

Coherus Biosciences, Inc. *	17,168	460

Collegium Pharmaceutical, Inc. *	7,887	152

Concert Pharmaceuticals, Inc. *	9,194	93

Corcept Therapeutics, Inc. *	43,440	282

Corvus Pharmaceuticals, Inc. *	1,964	32

Curis, Inc. *	60,935	159

Cytokinetics, Inc. *	19,448	178

CytomX Therapeutics, Inc. *	11,904	187

CytRx Corp. *	36,793	22

Depomed, Inc. *	35,489	887

Dermira, Inc. *	14,299	484

Dimension Therapeutics, Inc. *	7,145	57

Durect Corp. *	77,601	108

Dynavax Technologies Corp. *	22,623	237

Eagle Pharmaceuticals, Inc. *	5,299	371

Edge Therapeutics, Inc. *	9,475	99

Editas Medicine, Inc. *	3,859	52

Egalet Corp. *	12,911	98

Eiger BioPharmaceuticals, Inc. *	2,028	27

Emergent BioSolutions, Inc. *	18,874	595

Enanta Pharmaceuticals, Inc. *	9,013	240

Endocyte, Inc. *	20,192	62

Epizyme, Inc. *	22,873	225

Esperion Therapeutics, Inc. *	8,349	116

Exelixis, Inc. *	132,213	1,691

FibroGen, Inc. *	30,489	631

Five Prime Therapeutics, Inc. *	15,694	824

Flex Pharma, Inc. *	6,203	73

Flexion Therapeutics, Inc. *	13,502	264

Fortress Biotech, Inc. *	19,998	59

Galena Biopharma, Inc. *	106,674	37

Geron Corp. *	84,839	192

Global Blood Therapeutics, Inc. *	8,195	189

GlycoMimetics, Inc. *	5,987	43

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Biotechnology & Pharmaceuticals – 6.7% – continued

Halozyme Therapeutics, Inc. *	63,471	$767

Heron Therapeutics, Inc. *	18,492	319

Heska Corp. *	3,660	199

Horizon Pharma PLC *	93,802	1,701

Idera Pharmaceuticals, Inc. *	48,170	123

Ignyta, Inc. *	17,209	108

Immune Design Corp. *	6,191	47

ImmunoGen, Inc. *	49,369	132

Immunomedics, Inc. *	52,804	172

Impax Laboratories, Inc. *	42,566	1,009

Infinity Pharmaceuticals, Inc. *	27,647	43

Innoviva, Inc. *	46,997	516

Inotek Pharmaceuticals Corp. *	10,197	97

Inovio Pharmaceuticals, Inc. *	38,486	359

Insmed, Inc. *	35,218	511

Insys Therapeutics, Inc. *	13,198	156

Intellia Therapeutics, Inc. *	4,081	69

Intersect ENT, Inc. *	14,817	235

Intra-Cellular Therapies, Inc. *	19,955	304

Ironwood Pharmaceuticals, Inc. *	75,259	1,195

Kadmon Holdings, Inc. *	4,717	35

Karyopharm Therapeutics, Inc. *	12,655	123

Keryx Biopharmaceuticals, Inc. *	45,959	244

Kite Pharma, Inc. *	22,789	1,273

La Jolla Pharmaceutical Co. *	8,262	197

Lannett Co., Inc. *	16,108	428

Lexicon Pharmaceuticals, Inc. *	25,334	458

Lifevantage Corp. *	8,009	76

Ligand Pharmaceuticals, Inc. *	11,072	1,130

Lion Biotechnologies, Inc. *	30,905	254

Lipocine, Inc. *	9,652	43

Loxo Oncology, Inc. *	7,773	203

MacroGenics, Inc. *	18,874	564

MannKind Corp. *	188,673	117

Medicines (The) Co. *	39,131	1,477

MediciNova, Inc. *	17,289	129

Merrimack Pharmaceuticals, Inc. *	71,055	451

Minerva Neurosciences, Inc. *	9,307	131

Mirati Therapeutics, Inc. *	6,812	45

Momenta Pharmaceuticals, Inc. *	37,828	442

MyoKardia, Inc. *	6,546	107

NantKwest, Inc. *	9,750	76

Natural Health Trends Corp.	4,315	122

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Biotechnology & Pharmaceuticals – 6.7% – continued

Nature’s Sunshine Products, Inc.	4,056	$65

Nektar Therapeutics *	74,910	1,287

Neos Therapeutics, Inc. *	7,995	53

NewLink Genetics Corp. *	12,052	181

Novavax, Inc. *	157,062	327

Nutraceutical International Corp. *	4,729	148

Ocular Therapeutix, Inc. *	11,910	82

Omega Protein Corp. *	13,157	307

Omeros Corp. *	21,086	235

OncoMed Pharmaceuticals, Inc. *	10,759	123

Ophthotech Corp. *	17,742	818

Organovo Holdings, Inc. *	50,616	192

Osiris Therapeutics, Inc. *	10,408	52

Otonomy, Inc. *	14,000	255

Pacira Pharmaceuticals, Inc. *	21,237	727

Paratek Pharmaceuticals, Inc. *	8,379	109

PDL BioPharma, Inc.	95,455	320

Pfenex, Inc. *	11,315	101

PharmAthene, Inc. *	36,304	105

Phibro Animal Health Corp., Class A	10,891	296

Portola Pharmaceuticals, Inc. *	28,421	645

Prestige Brands Holdings, Inc. *	30,902	1,492

Progenics Pharmaceuticals, Inc. *	38,830	246

Protagonist Therapeutics, Inc. *	4,411	93

Proteostasis Therapeutics, Inc. *	3,689	57

Prothena Corp. PLC *	20,208	1,212

PTC Therapeutics, Inc. *	19,325	271

Puma Biotechnology, Inc. *	14,364	963

Radius Health, Inc. *	18,290	989

Raptor Pharmaceutical Corp. *	49,800	447

Reata Pharmaceuticals, Inc., Class A *	3,315	87

REGENXBIO, Inc. *	11,816	166

Regulus Therapeutics, Inc. *	22,617	75

Retrophin, Inc. *	21,419	479

Revance Therapeutics, Inc. *	12,152	197

Rigel Pharmaceuticals, Inc. *	58,124	213

Sage Therapeutics, Inc. *	17,516	807

Sangamo BioSciences, Inc. *	40,750	189

Sarepta Therapeutics, Inc. *	24,817	1,524

SciClone Pharmaceuticals, Inc. *	29,544	303

Selecta Biosciences, Inc. *	1,500	21

Senseonics Holdings, Inc. *	16,273	63

Seres Therapeutics, Inc. *	10,374	127

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Biotechnology & Pharmaceuticals – 6.7% – continued

Sorrento Therapeutics, Inc. *	15,499	$120

Spark Therapeutics, Inc. *	11,112	667

Spectrum Pharmaceuticals, Inc. *	45,049	210

Stemline Therapeutics, Inc. *	8,540	92

Sucampo Pharmaceuticals, Inc., Class A *	12,748	157

Supernus Pharmaceuticals, Inc. *	27,261	674

Syndax Pharmaceuticals, Inc. *	2,769	42

Synergy Pharmaceuticals, Inc. *	105,581	582

Synthetic Biologics, Inc. *	44,148	76

Synutra International, Inc. *	11,399	49

Syros Pharmaceuticals, Inc. *	2,705	37

Teligent, Inc. *	24,303	185

TESARO, Inc. *	15,584	1,562

Tetraphase Pharmaceuticals, Inc. *	19,772	76

TG Therapeutics, Inc. *	22,835	177

TherapeuticsMD, Inc. *	87,241	594

Theravance Biopharma, Inc. *	21,194	768

Titan Pharmaceuticals, Inc. *	10,924	64

Tobira Therapeutics, Inc. *	5,175	206

Tokai Pharmaceuticals, Inc. *	5,289	8

Trevena, Inc. *	26,074	176

Ultragenyx Pharmaceutical, Inc. *	20,956	1,487

USANA Health Sciences, Inc. *	2,999	415

Vanda Pharmaceuticals, Inc. *	21,331	355

Versartis, Inc. *	15,909	195

Vitae Pharmaceuticals, Inc. *	15,314	320

Vital Therapies, Inc. *	14,911	91

Voyager Therapeutics, Inc. *	6,838	82

vTv Therapeutics, Inc., Class A *	4,422	32

WaVe Life Sciences Ltd. *	4,301	140

XBiotech, Inc. *	10,183	137

Xencor, Inc. *	18,740	459

Zafgen, Inc. *	13,318	44

ZIOPHARM Oncology, Inc. *	70,711	398

Zogenix, Inc. *	14,699	168
		69,828

Chemicals – 2.6%

A. Schulman, Inc.	16,834	490

AgroFresh Solutions, Inc. *	12,798	68

American Vanguard Corp.	16,449	264

Balchem Corp.	18,294	1,418

Calgon Carbon Corp.	28,795	437

Chemours (The) Co.	106,591	1,705

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Chemicals – 2.6% – continued

Chemtura Corp. *	37,021	$1,215

Codexis, Inc. *	19,536	87

CSW Industrials, Inc. *	8,391	272

Ferro Corp. *	48,398	668

FutureFuel Corp.	13,675	154

GCP Applied Technologies, Inc. *	41,243	1,168

H.B. Fuller Co.	29,070	1,351

Hawkins, Inc.	5,580	242

Ingevity Corp. *	24,768	1,142

Innophos Holdings, Inc.	11,016	430

Innospec, Inc.	13,743	836

KMG Chemicals, Inc.	5,304	150

Koppers Holdings, Inc. *	12,052	388

Kraton Corp. *	17,569	615

Kronos Worldwide, Inc.	12,172	101

Landec Corp. *	15,848	212

LSB Industries, Inc. *	12,436	107

Lydall, Inc. *	9,422	482

Materion Corp.	11,706	359

Minerals Technologies, Inc.	20,154	1,425

Oil-Dri Corp. of America	2,982	112

Olin Corp.	96,332	1,977

OMNOVA Solutions, Inc. *	25,817	218

PolyOne Corp.	48,792	1,649

Quaker Chemical Corp.	7,606	806

Rayonier Advanced Materials, Inc.	25,561	342

Sensient Technologies Corp.	25,845	1,959

Stepan Co.	11,400	828

Trecora Resources *	11,446	131

Trinseo S.A.	16,700	944

Tronox Ltd., Class A	39,178	367

Univar, Inc. *	25,068	548

Valhi, Inc.	10,334	24

WD-40 Co.	8,243	927
		26,618

Commercial Services – 2.7%

ABM Industries, Inc.	32,371	1,285

AdvancePierre Foods Holdings, Inc.	12,580	347

Advisory Board (The) Co. *	23,577	1,055

Alarm.com Holdings, Inc. *	5,977	172

AMN Healthcare Services, Inc. *	27,507	877

ARC Document Solutions, Inc. *	22,395	84

Ascent Capital Group, Inc., Class A *	5,937	138

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Commercial Services – 2.7% – continued

Barrett Business Services, Inc.	4,221	$209

Brady Corp., Class A	26,595	920

Brink’s (The) Co.	26,189	971

Care.com, Inc. *	10,374	103

CBIZ, Inc. *	28,860	323

CEB, Inc.	18,702	1,019

Cimpress N.V. *	14,577	1,475

Collectors Universe, Inc.	4,795	89

CorVel Corp. *	5,743	221

CRA International, Inc. *	5,032	134

Cross Country Healthcare, Inc. *	17,980	212

Deluxe Corp.	28,348	1,894

Ennis, Inc.	15,383	259

Franklin Covey Co. *	5,975	106

FTI Consulting, Inc. *	24,127	1,075

G&K Services, Inc., Class A	11,371	1,086

GP Strategies Corp. *	7,649	188

Hackett Group (The), Inc.	12,578	208

Healthcare Services Group, Inc.	40,952	1,621

Heidrick & Struggles International, Inc.	10,300	191

Hill International, Inc. *	20,578	95

HMS Holdings Corp. *	48,993	1,086

Huron Consulting Group, Inc. *	12,573	751

Information Services Group, Inc. *	18,151	72

Insperity, Inc.	9,183	667

Kelly Services, Inc., Class A	17,197	331

Kforce, Inc.	13,838	284

Korn/Ferry International	33,317	700

LifeLock, Inc. *	49,129	831

National Research Corp., Class A	5,519	90

Navigant Consulting, Inc. *	27,659	559

On Assignment, Inc. *	29,369	1,066

Patriot National, Inc. *	6,768	61

Quad/Graphics, Inc.	16,953	453

Resources Connection, Inc.	20,545	307

RPX Corp. *	28,892	309

Sotheby’s	28,638	1,089

SP Plus Corp. *	9,887	253

TriNet Group, Inc. *	24,712	534

TrueBlue, Inc. *	24,852	563

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Commercial Services – 2.7% – continued

UniFirst Corp.	8,745	$1,153

Vectrus, Inc. *	6,469	98

Viad Corp.	11,609	428
		28,042

Construction Materials – 0.9%

Advanced Drainage Systems, Inc.	20,223	486

Apogee Enterprises, Inc.	16,638	743

Boise Cascade Co. *	22,598	574

Continental Building Products, Inc. *	20,513	431

Deltic Timber Corp.	6,162	417

Headwaters, Inc. *	41,829	708

Louisiana-Pacific Corp. *	83,855	1,579

Patrick Industries, Inc. *	8,443	523

Ply Gem Holdings, Inc. *	13,104	175

Summit Materials, Inc., Class A *	44,282	821

Trex Co., Inc. *	16,975	997

United States Lime & Minerals, Inc. *	1,056	70

Universal Forest Products, Inc.	11,421	1,125

US Concrete, Inc. *	8,397	387
		9,036

Consumer Products – 2.2%

Alico, Inc.	2,118	57

Alliance One International, Inc. *	4,849	93

Amplify Snack Brands, Inc. *	17,017	276

Avon Products, Inc.	256,345	1,451

B&G Foods, Inc.	38,218	1,879

Boston Beer (The) Co., Inc., Class A *	5,177	804

Cal-Maine Foods, Inc.	17,801	686

Central Garden & Pet Co. *	5,866	152

Central Garden & Pet Co., Class A *	19,424	482

Clearwater Paper Corp. *	9,861	638

Coca-Cola Bottling Co. Consolidated	2,800	415

Craft Brew Alliance, Inc. *	7,999	151

Darling Ingredients, Inc. *	95,525	1,290

Dean Foods Co.	53,609	879

elf Beauty, Inc. *	96	3

Farmer Brothers Co. *	4,406	157

Fresh Del Monte Produce, Inc.	18,860	1,130

Helen of Troy Ltd. *	16,317	1,406

HRG Group, Inc. *	68,929	1,082

Inter Parfums, Inc.	9,912	320

Inventure Foods, Inc. *	10,611	100

J&J Snack Foods Corp.	8,709	1,037

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Consumer Products – 2.2% – continued

John B. Sanfilippo & Son, Inc.	4,804	$247

Lancaster Colony Corp.	10,915	1,442

Lifeway Foods, Inc. *	2,538	43

Limoneira Co.	6,659	126

MGP Ingredients, Inc.	7,272	295

National Beverage Corp. *	6,911	304

Orchids Paper Products Co.	5,488	149

Primo Water Corp. *	12,196	148

Revlon, Inc., Class A *	6,699	246

Sanderson Farms, Inc.	11,623	1,120

Seaboard Corp. *	158	543

Seneca Foods Corp., Class A *	3,587	101

Snyder’s-Lance, Inc.	46,807	1,572

Tejon Ranch Co. *	7,836	190

TerraVia Holdings, Inc. *	43,637	120

Tootsie Roll Industries, Inc.	9,967	367

Turning Point Brands, Inc. *	3,477	42

Universal Corp.	12,794	745

Vector Group Ltd.	53,824	1,159
		23,447

Consumer Services – 0.9%

Aaron’s, Inc.	38,232	972

American Public Education, Inc. *	8,828	175

Apollo Education Group, Inc. *	49,627	395

Bridgepoint Education, Inc. *	11,631	80

Bright Horizons Family Solutions, Inc. *	25,496	1,705

Cambium Learning Group, Inc. *	6,958	38

Capella Education Co.	6,550	380

Career Education Corp. *	38,222	260

Carriage Services, Inc.	8,308	196

DeVry Education Group, Inc.	36,228	835

Grand Canyon Education, Inc. *	26,121	1,055

K12, Inc. *	20,380	292

Matthews International Corp., Class A	18,731	1,138

Medifast, Inc.	6,135	232

Nutrisystem, Inc.	16,833	500

Regis Corp. *	22,280	280

Rent-A-Center, Inc.	30,446	385

Strayer Education, Inc. *	5,936	277

Weight Watchers International, Inc. *	15,631	161
		9,356

Containers & Packaging – 0.3%

AEP Industries, Inc.	2,326	254

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Containers & Packaging – 0.3% – continued

Greif, Inc., Class A	14,898	$739

Greif, Inc., Class B	3,336	202

KapStone Paper and Packaging Corp.	50,237	951

Multi Packaging Solutions International Ltd. *	12,411	179

Multi-Color Corp.	7,900	521

Myers Industries, Inc.	12,050	157

Tredegar Corp.	15,378	286

UFP Technologies, Inc. *	3,750	99
		3,388

Design, Manufacturing & Distribution – 0.4%

Benchmark Electronics, Inc. *	28,914	721

CTS Corp.	18,247	339

Fabrinet *	20,202	901

Plexus Corp. *	19,573	916

Sanmina Corp. *	42,701	1,216
		4,093

Distributors – Consumer Staples – 0.4%

Andersons (The), Inc.	15,624	565

Calavo Growers, Inc.	8,993	589

Chefs’ Warehouse (The), Inc. *	11,611	129

Core-Mark Holding Co., Inc.	26,670	955

Performance Food Group Co. *	21,739	539

United Natural Foods, Inc. *	28,925	1,158
		3,935

Distributors – Discretionary – 0.7%

Bassett Furniture Industries, Inc.	6,283	146

ePlus, Inc. *	3,675	347

Essendant, Inc.	21,390	439

FTD Cos., Inc. *	10,219	210

G-III Apparel Group Ltd. *	25,002	729

Insight Enterprises, Inc. *	21,573	702

PC Connection, Inc.	6,864	182

ScanSource, Inc. *	14,592	533

SYNNEX Corp.	16,995	1,939

Systemax, Inc.	6,261	50

Tech Data Corp. *	20,343	1,723

Veritiv Corp. *	4,869	244
		7,244

Electrical Equipment – 1.3%

AAON, Inc.	23,399	674

Allied Motion Technologies, Inc.	3,405	64

Argan, Inc.	7,788	461

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Electrical Equipment – 1.3% – continued

Babcock & Wilcox Enterprises, Inc. *	26,604	$439

Badger Meter, Inc.	16,082	539

Bel Fuse, Inc., Class B	4,954	120

Belden, Inc.	24,288	1,676

Chase Corp.	4,181	289

CompX International, Inc.	850	10

Energous Corp. *	8,638	169

ESCO Technologies, Inc.	14,851	689

FARO Technologies, Inc. *	9,829	353

Generac Holdings, Inc. *	38,030	1,380

General Cable Corp.	28,433	426

Itron, Inc. *	19,432	1,084

Kimball Electronics, Inc. *	16,342	227

Landauer, Inc.	5,665	252

Littelfuse, Inc.	12,825	1,652

LSI Industries, Inc.	13,999	157

Mesa Laboratories, Inc.	1,790	205

NL Industries, Inc. *	3,800	15

Novanta, Inc. *	18,382	319

OSI Systems, Inc. *	10,183	666

Powell Industries, Inc.	5,081	203

Preformed Line Products Co.	1,449	61

SPX Corp. *	24,203	487

Stoneridge, Inc. *	15,532	286

Watts Water Technologies, Inc., Class A	16,007	1,038
		13,941

Engineering & Construction Services – 1.1%

Comfort Systems USA, Inc.	21,793	639

Dycom Industries, Inc. *	17,823	1,458

EMCOR Group, Inc.	35,129	2,094

EnerNOC, Inc. *	15,266	83

Exponent, Inc.	14,699	750

Granite Construction, Inc.	22,997	1,144

Great Lakes Dredge & Dock Corp. *	32,670	114

IES Holdings, Inc. *	4,583	82

Installed Building Products, Inc. *	11,507	413

Kratos Defense & Security Solutions, Inc. *	26,041	179

Layne Christensen Co. *	10,606	90

MasTec, Inc. *	38,912	1,157

Mistras Group, Inc. *	10,179	239

MYR Group, Inc. *	9,566	288

NV5 Global, Inc. *	4,289	139

Orion Group Holdings, Inc. *	15,120	104

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Engineering & Construction Services – 1.1% – continued

Primoris Services Corp.	23,488	$484

Team, Inc. *	16,796	549

TopBuild Corp. *	22,375	743

TRC Cos., Inc. *	12,212	106

Tutor Perini Corp. *	21,943	471

VSE Corp.	5,246	178

Willbros Group, Inc. *	25,261	47
		11,551

Forest & Paper Products – 0.2%

Neenah Paper, Inc.	9,767	772

P.H. Glatfelter Co.	24,872	539

Schweitzer-Mauduit International, Inc.	17,796	686
		1,997

Gaming, Lodging & Restaurants – 2.6%

Belmond Ltd., Class A *	48,661	618

Biglari Holdings, Inc. *	598	261

BJ’s Restaurants, Inc. *	13,558	482

Bloomin’ Brands, Inc.	66,428	1,145

Bob Evans Farms, Inc.	11,739	450

Bojangles’, Inc. *	5,702	91

Boyd Gaming Corp. *	47,967	949

Buffalo Wild Wings, Inc. *	11,002	1,548

Caesars Acquisition Co., Class A *	27,438	341

Caesars Entertainment Corp. *	33,037	246

Carrols Restaurant Group, Inc. *	20,398	269

Century Casinos, Inc. *	12,408	86

Cheesecake Factory (The), Inc.	26,362	1,320

Churchill Downs, Inc.	7,842	1,148

Chuy’s Holdings, Inc. *	9,302	260

Cracker Barrel Old Country Store, Inc.	11,154	1,475

Dave & Buster’s Entertainment, Inc. *	22,032	863

Del Frisco’s Restaurant Group, Inc. *	13,751	185

Del Taco Restaurants, Inc. *	13,440	160

Denny’s Corp. *	43,799	468

DineEquity, Inc.	10,163	805

El Pollo Loco Holdings, Inc. *	11,798	149

Eldorado Resorts, Inc. *	16,560	233

Empire Resorts, Inc. *	1,664	34

Fiesta Restaurant Group, Inc. *	15,291	367

Fogo De Chao, Inc. *	2,760	29

Golden Entertainment, Inc.	5,938	74

Habit Restaurants (The), Inc., Class A *	7,847	110

Interval Leisure Group, Inc.	65,815	1,130

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Gaming, Lodging & Restaurants – 2.6% – continued

Isle of Capri Casinos, Inc. *	14,543	$324

J. Alexander’s Holdings, Inc. *	7,567	77

Jack in the Box, Inc.	18,986	1,822

Jamba, Inc. *	7,497	82

Kona Grill, Inc. *	4,586	58

La Quinta Holdings, Inc. *	48,600	543

Lindblad Expeditions Holdings, Inc. *	8,557	77

Luby’s, Inc. *	11,254	48

Marriott Vacations Worldwide Corp.	13,027	955

Monarch Casino & Resort, Inc. *	6,604	166

Nathan’s Famous, Inc. *	1,776	93

Noodles & Co. *	6,779	32

Papa John’s International, Inc.	15,905	1,254

Penn National Gaming, Inc. *	43,377	589

Pinnacle Entertainment, Inc. *	31,631	390

Popeyes Louisiana Kitchen, Inc. *	12,586	669

Potbelly Corp. *	13,830	172

Red Lion Hotels Corp. *	8,269	69

Red Robin Gourmet Burgers, Inc. *	8,069	363

Red Rock Resorts, Inc., Class A	17,455	412

Ruby Tuesday, Inc. *	36,152	90

Ruth’s Hospitality Group, Inc.	18,493	261

Scientific Games Corp., Class A *	30,273	341

Shake Shack, Inc., Class A *	9,138	317

Sonic Corp.	27,275	714

Texas Roadhouse, Inc.	38,510	1,503

Wingstop, Inc.	9,150	268

Zoe’s Kitchen, Inc. *	11,323	251
		27,236

Hardware – 3.2%

3D Systems Corp. *	62,442	1,121

A10 Networks, Inc. *	25,676	274

Acacia Communications, Inc. *	3,050	315

ADTRAN, Inc.	28,567	547

Aerohive Networks, Inc. *	12,772	78

AVX Corp.	27,329	377

CalAmp Corp. *	21,014	293

Ciena Corp. *	79,851	1,741

Clearfield, Inc. *	6,282	118

Comtech Telecommunications Corp.	13,123	168

Control4 Corp. *	11,370	140

Cray, Inc. *	23,238	547

Daktronics, Inc.	21,789	208

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Hardware – 3.2% – continued

Datalink Corp. *	10,967	$116

Diebold, Inc.	39,789	986

Digimarc Corp. *	5,103	196

DTS, Inc.	10,301	438

Eastman Kodak Co. *	9,590	144

Electronics For Imaging, Inc. *	27,396	1,340

EMCORE Corp.	15,167	86

ExOne (The) Co. *	7,242	110

Extreme Networks, Inc. *	61,225	275

Finisar Corp. *	62,509	1,863

Gigamon, Inc. *	18,896	1,035

GoPro, Inc., Class A *	58,766	980

Harmonic, Inc. *	43,150	256

IMAX Corp. *	34,324	994

Immersion Corp. *	15,582	127

Infinera Corp. *	81,694	738

Infoblox, Inc. *	32,767	864

InterDigital, Inc.	20,112	1,593

Ixia *	37,303	466

Knowles Corp. *	51,358	722

Kopin Corp. *	36,463	79

KVH Industries, Inc. *	9,388	83

Loral Space & Communications, Inc. *	7,332	287

Lumentum Holdings, Inc. *	29,372	1,227

Mercury Systems, Inc. *	22,753	559

NETGEAR, Inc. *	18,803	1,137

NetScout Systems, Inc. *	52,099	1,524

Nimble Storage, Inc. *	36,706	324

Numerex Corp., Class A *	7,962	62

Nutanix, Inc., Class A *	59	2

Plantronics, Inc.	19,322	1,004

Pure Storage, Inc., Class A *	39,623	537

Radisys Corp. *	20,735	111

ShoreTel, Inc. *	40,330	323

Silicom Ltd.	3,259	135

Silicon Graphics International Corp. *	19,599	151

Sonus Networks, Inc. *	27,628	215

Stratasys Ltd. *	28,293	681

Super Micro Computer, Inc. *	22,500	526

Telenav, Inc. *	20,006	115

TTM Technologies, Inc. *	42,156	483

Ubiquiti Networks, Inc. *	15,073	806

Universal Electronics, Inc. *	8,315	619

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Hardware – 3.2% – continued

ViaSat, Inc. *	25,840	$1,929

Viavi Solutions, Inc. *	136,306	1,007

Vicor Corp. *	8,773	102

Vishay Precision Group, Inc. *	7,031	113

Vocera Communications, Inc. *	14,239	241

ZAGG, Inc. *	16,169	131
		33,769

Health Care Facilities & Services – 2.4%

AAC Holdings, Inc. *	5,773	100

Addus HomeCare Corp. *	4,445	116

Adeptus Health, Inc., Class A *	8,036	346

Air Methods Corp. *	20,684	651

Almost Family, Inc. *	4,700	173

Amedisys, Inc. *	16,432	780

American Renal Associates Holdings, Inc. *	5,071	93

BioScrip, Inc. *	65,366	189

Capital Senior Living Corp. *	16,014	269

Chemed Corp.	9,388	1,324

Civitas Solutions, Inc. *	8,792	161

Community Health Systems, Inc. *	64,166	741

Diplomat Pharmacy, Inc. *	26,589	745

Ensign Group (The), Inc.	27,748	559

Enzo Biochem, Inc. *	22,975	117

Genesis Healthcare, Inc. *	19,896	53

HealthEquity, Inc. *	25,091	950

HealthSouth Corp.	51,546	2,091

Healthways, Inc. *	18,068	478

INC Research Holdings, Inc., Class A *	24,060	1,073

Independence Holding Co.	4,138	71

Invitae Corp. *	13,284	116

Kindred Healthcare, Inc.	49,379	505

LHC Group, Inc. *	8,689	321

Magellan Health, Inc. *	14,485	778

Medpace Holdings, Inc. *	4,734	141

Molina Healthcare, Inc. *	25,153	1,467

Natera, Inc. *	15,183	169

National HealthCare Corp.	6,471	427

NeoGenomics, Inc. *	30,279	249

Nobilis Health Corp. *	32,316	108

OvaScience, Inc. *	18,287	131

Owens & Minor, Inc.	36,272	1,260

PAREXEL International Corp. *	30,511	2,119

PharMerica Corp. *	17,329	486

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Health Care Facilities & Services – 2.4% – continued

PRA Health Sciences, Inc. *	14,037	$793

Providence Service (The) Corp. *	7,617	370

Quorum Health Corp. *	17,255	108

RadNet, Inc. *	22,655	168

Select Medical Holdings Corp. *	62,092	838

Surgery Partners, Inc. *	10,834	219

Surgical Care Affiliates, Inc. *	15,592	760

Team Health Holdings, Inc. *	39,465	1,285

Teladoc, Inc. *	12,076	221

Triple-S Management Corp., Class B *	13,608	298

U.S. Physical Therapy, Inc.	6,962	437

Universal American Corp.	26,686	204

USMD Holdings, Inc. *	1,377	31
		25,089

Home & Office Products – 1.7%

ACCO Brands Corp. *	61,519	593

American Woodmark Corp. *	8,044	648

Armstrong Flooring, Inc. *	13,609	257

AV Homes, Inc. *	6,871	114

Beazer Homes USA, Inc. *	17,871	208

Caesarstone Ltd. *	13,878	523

Cavco Industries, Inc. *	4,891	484

Century Communities, Inc. *	9,348	201

CSS Industries, Inc.	5,101	130

Flexsteel Industries, Inc.	3,770	195

Green Brick Partners, Inc. *	14,611	121

Griffon Corp.	17,601	299

Herman Miller, Inc.	34,794	995

HNI Corp.	26,362	1,049

Hooker Furniture Corp.	6,355	156

Hovnanian Enterprises, Inc., Class A *	66,091	112

Interface, Inc.	37,602	628

iRobot Corp. *	15,620	687

KB Home	48,404	780

Kimball International, Inc., Class B	21,479	278

Knoll, Inc.	27,915	638

La-Z-Boy, Inc.	28,287	695

LGI Homes, Inc. *	8,973	331

Libbey, Inc.	13,282	237

Lifetime Brands, Inc.	6,171	83

M/I Homes, Inc. *	14,149	334

Masonite International Corp. *	17,663	1,098

MDC Holdings, Inc.	23,103	596

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Home & Office Products – 1.7% – continued

Meritage Homes Corp. *	22,039	$765

NACCO Industries, Inc., Class A	2,387	162

New Home (The) Co., Inc. *	6,561	70

PGT, Inc. *	27,437	293

PICO Holdings, Inc. *	13,155	155

Quanex Building Products Corp.	19,988	345

St. Joe (The) Co. *	29,356	540

Steelcase, Inc., Class A	50,013	695

Taylor Morrison Home Corp., Class A *	18,202	320

TRI Pointe Group, Inc. *	86,464	1,140

UCP, Inc., Class A *	4,673	41

WCI Communities, Inc. *	12,563	298

William Lyon Homes, Class A *	13,904	258
		17,552

Industrial Services – 0.5%

Anixter International, Inc. *	16,865	1,088

Applied Industrial Technologies, Inc.	21,147	988

CAI International, Inc. *	9,399	78

DXP Enterprises, Inc. *	7,048	199

H&E Equipment Services, Inc.	18,418	309

Kaman Corp.	15,442	678

McGrath RentCorp	13,816	438

Neff Corp., Class A *	6,098	58

SiteOne Landscape Supply, Inc. *	6,786	244

Textainer Group Holdings Ltd.	12,535	94

Titan Machinery, Inc. *	9,547	99

Triton International Ltd.	23,319	307

Wesco Aircraft Holdings, Inc. *	32,467	436
		5,016

Institutional Financial Services – 0.7%

BGC Partners, Inc., Class A	126,683	1,109

Cowen Group, Inc., Class A *	59,457	216

Evercore Partners, Inc., Class A	22,731	1,171

FBR & Co.	3,638	48

GAIN Capital Holdings, Inc.	21,619	134

Greenhill & Co., Inc.	15,962	376

Houlihan Lokey, Inc.	7,154	179

INTL. FCStone, Inc. *	8,431	328

Investment Technology Group, Inc.	18,633	319

KCG Holdings, Inc., Class A *	30,487	473

Moelis & Co., Class A	10,887	293

Piper Jaffray Cos. *	8,910	430

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Institutional Financial Services – 0.7% – continued

PJT Partners, Inc., Class A	10,327	$282

Stifel Financial Corp. *	37,331	1,435

Virtu Financial, Inc., Class A	14,687	220
		7,013

Insurance – 2.4%

Ambac Financial Group, Inc. *	26,097	480

American Equity Investment Life Holding Co.	49,818	883

AMERISAFE, Inc.	11,108	653

Argo Group International Holdings Ltd.	16,757	945

Atlas Financial Holdings, Inc. *	5,706	90

Baldwin & Lyons, Inc., Class B	5,093	131

Blue Capital Reinsurance Holdings Ltd.	3,373	62

Citizens, Inc. *	26,833	251

CNO Financial Group, Inc.	104,232	1,592

Crawford & Co., Class B	6,958	79

Donegal Group, Inc., Class A	4,521	73

eHealth, Inc. *	11,039	124

EMC Insurance Group, Inc.	4,750	128

Employers Holdings, Inc.	18,888	563

Enstar Group Ltd. *	6,616	1,088

FBL Financial Group, Inc., Class A	5,897	377

Federated National Holding Co.	6,981	131

Fidelity & Guaranty Life	6,677	155

Genworth Financial, Inc., Class A *	292,744	1,452

Global Indemnity PLC *	4,537	135

Greenlight Capital Re Ltd., Class A *	17,211	352

Hallmark Financial Services, Inc. *	8,430	87

HCI Group, Inc.	4,757	144

Heritage Insurance Holdings, Inc.	15,507	224

Horace Mann Educators Corp.	23,415	858

Infinity Property & Casualty Corp.	6,273	518

James River Group Holdings Ltd.	8,298	300

Kemper Corp.	23,078	907

Kinsale Capital Group, Inc.	3,882	85

Maiden Holdings Ltd.	34,401	437

MBIA, Inc. *	76,507	596

National General Holdings Corp.	28,167	626

National Interstate Corp.	4,525	147

National Western Life Group, Inc., Class A	1,348	277

Navigators Group (The), Inc.	6,520	632

NMI Holdings, Inc., Class A *	27,638	211

OneBeacon Insurance Group Ltd., Class A	11,016	157

Primerica, Inc.	27,173	1,441

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Insurance – 2.4% – continued

Radian Group, Inc.	125,321	$1,698

RLI Corp.	22,115	1,512

Safety Insurance Group, Inc.	8,341	561

Selective Insurance Group, Inc.	33,043	1,317

State Auto Financial Corp.	9,191	219

State National Cos., Inc.	18,326	204

Third Point Reinsurance Ltd. *	38,521	462

Trupanion, Inc. *	8,720	147

United Fire Group, Inc.	12,558	531

United Insurance Holdings Corp.	9,612	163

Universal Insurance Holdings, Inc.	19,555	493

WMIH Corp. *	118,424	277
		24,975

Iron & Steel – l 0.7%

AK Steel Holding Corp. *	139,326	673

ALJ Regional Holdings, Inc. *	10,820	51

Allegheny Technologies, Inc.	63,128	1,141

Carpenter Technology Corp.	26,632	1,099

Cliffs Natural Resources, Inc. *	128,231	750

Commercial Metals Co.	66,938	1,084

Haynes International, Inc.	7,337	272

Olympic Steel, Inc.	4,990	110

Ryerson Holding Corp. *	6,022	68

Schnitzer Steel Industries, Inc., Class A	15,518	324

SunCoke Energy, Inc.	38,920	312

TimkenSteel Corp. *	22,546	235

Worthington Industries, Inc.	26,163	1,257
		7,376

Leisure Products – 0.4%

Arctic Cat, Inc.	8,236	128

Callaway Golf Co.	54,907	637

Drew Industries, Inc.	13,685	1,341

Escalade, Inc.	5,463	70

Fox Factory Holding Corp. *	12,978	298

JAKKS Pacific, Inc. *	7,841	68

Johnson Outdoors, Inc., Class A	2,748	100

Malibu Boats, Inc., Class A *	10,757	160

Marine Products Corp.	5,784	52

MCBC Holdings, Inc.	3,819	44

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Leisure Products – 0.4% – continued

Nautilus, Inc. *	18,111	$412

Performance Sports Group Ltd. *	19,316	78

Winnebago Industries, Inc.	16,036	378
		3,766

Machinery – 2.2%

Actuant Corp., Class A	33,879	787

Alamo Group, Inc.	5,468	360

Altra Industrial Motion Corp.	14,649	424

Astec Industries, Inc.	11,264	674

Briggs & Stratton Corp.	24,660	460

CIRCOR International, Inc.	9,596	572

Columbus McKinnon Corp.	11,860	212

Curtiss-Wright Corp.	25,754	2,346

Douglas Dynamics, Inc.	12,936	413

Federal Signal Corp.	34,221	454

Franklin Electric Co., Inc.	26,575	1,082

Gencor Industries, Inc. *	4,506	54

Gorman-Rupp (The) Co.	10,301	264

Graham Corp.	5,545	106

Hardinge, Inc.	6,817	76

Hillenbrand, Inc.	34,378	1,088

Hurco Cos., Inc.	3,994	112

Hyster-Yale Materials Handling, Inc.	5,638	339

John Bean Technologies Corp.	16,946	1,196

Joy Global, Inc.	57,354	1,591

Kadant, Inc.	6,419	335

Kennametal, Inc.	45,983	1,334

Lindsay Corp.	6,064	449

Manitowoc (The) Co., Inc.	73,964	354

Milacron Holdings Corp. *	8,042	128

MSA Safety, Inc.	18,064	1,048

MTS Systems Corp.	9,735	448

Mueller Water Products, Inc., Class A	91,284	1,146

NN, Inc.	15,212	278

Power Solutions International, Inc. *	2,614	27

Raven Industries, Inc.	20,903	481

Rexnord Corp. *	48,308	1,034

Rofin-Sinar Technologies, Inc. *	15,656	504

SPX FLOW, Inc. *	20,542	635

Standex International Corp.	7,277	676

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Machinery – 2.2% – continued

Sun Hydraulics Corp.	13,562	$438

Tennant Co.	10,132	657

Titan International, Inc.	24,454	247
		22,829

Manufactured Goods – 1.1%

Aegion Corp. *	20,259	386

Ampco-Pittsburgh Corp.	4,971	55

Atkore International Group, Inc. *	7,057	132

AZZ, Inc.	15,101	986

Barnes Group, Inc.	29,251	1,186

Chart Industries, Inc. *	17,869	587

Dynamic Materials Corp.	8,193	87

EnPro Industries, Inc.	12,563	714

Gibraltar Industries, Inc. *	18,413	684

Global Brass & Copper Holdings, Inc.	12,437	359

Handy & Harman Ltd. *	1,427	30

Insteel Industries, Inc.	10,422	378

Lawson Products, Inc. *	4,016	71

Mueller Industries, Inc.	33,032	1,071

NCI Building Systems, Inc. *	15,429	225

Omega Flex, Inc.	1,590	61

Park-Ohio Holdings Corp.	4,874	178

Proto Labs, Inc. *	14,348	859

RBC Bearings, Inc. *	13,299	1,017

Rogers Corp. *	10,344	632

Simpson Manufacturing Co., Inc.	24,223	1,065

TriMas Corp. *	25,878	482
		11,245

Media – 2.5%

Angie’s List, Inc. *	22,337	221

Autobytel, Inc. *	5,049	90

Bankrate, Inc. *	27,425	233

Blucora, Inc. *	23,204	260

Boingo Wireless, Inc. *	20,072	206

Central European Media Enterprises Ltd., Class A *	43,161	100

Daily Journal Corp. *	685	150

DHI Group, Inc. *	29,101	230

Entercom Communications Corp., Class A	14,394	186

Entravision Communications Corp., Class A	38,819	296

Eros International PLC *	17,193	263

Everyday Health, Inc. *	16,448	126

EW Scripps (The) Co., Class A *	34,837	554

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Media – 2.5% – continued

Gannett Co., Inc.	68,268	$795

Global Sources Ltd. *	4,705	40

Gray Television, Inc. *	37,750	391

GrubHub, Inc. *	46,951	2,018

HealthStream, Inc. *	14,963	413

Hemisphere Media Group, Inc. *	3,604	46

Houghton Mifflin Harcourt Co. *	72,108	967

Liberty Braves Group, Class A *	5,307	93

Liberty Braves Group, Class C *	18,281	318

Liberty Media Group LLC, Class A *	13,249	380

Liberty Media Group LLC, Class C *	26,789	754

Liberty TripAdvisor Holdings, Inc., Class A *	42,587	930

Marchex, Inc., Class B *	18,102	50

MDC Partners, Inc., Class A	29,800	319

Media General, Inc. *	63,141	1,164

MeetMe, Inc. *	23,923	148

Meredith Corp.	21,785	1,133

Monster Worldwide, Inc. *	50,859	184

MSG Networks, Inc., Class A *	34,629	644

National CineMedia, Inc.	36,315	535

New Media Investment Group, Inc.	22,504	349

New York Times (The) Co., Class A	71,931	860

Nexstar Broadcasting Group, Inc., Class A	17,349	1,001

QuinStreet, Inc. *	19,172	58

Quotient Technology, Inc. *	37,264	496

Radio One, Inc., Class D *	14,424	44

Reis, Inc.	4,838	99

RetailMeNot, Inc. *	22,533	223

Rubicon Project (The), Inc. *	21,636	179

Saga Communications, Inc., Class A	1,997	90

Salem Media Group, Inc., Class A	6,411	38

Scholastic Corp.	15,683	617

Shutterfly, Inc. *	20,043	895

Shutterstock, Inc. *	11,009	701

Sinclair Broadcast Group, Inc., Class A	38,410	1,109

Stamps.com, Inc. *	9,405	889

TechTarget, Inc. *	10,740	87

Time, Inc.	59,696	864

TiVo Corp. *	67,785	1,320

Townsquare Media, Inc., Class A *	5,979	56

tronc, Inc. *	15,791	267

TrueCar, Inc. *	31,608	298

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Media – 2.5% – continued

WebMD Health Corp. *	21,784	$1,083

World Wrestling Entertainment, Inc., Class A	20,986	447

XO Group, Inc. *	14,458	279
		26,586

Medical Equipment & Devices – 3.9%

Abaxis, Inc.	12,839	663

Accelerate Diagnostics, Inc. *	13,829	377

Accuray, Inc. *	45,811	292

Analogic Corp.	7,310	648

AngioDynamics, Inc. *	15,702	275

AtriCure, Inc. *	18,305	290

Atrion Corp.	800	341

Avinger, Inc. *	6,370	30

AxoGen, Inc. *	14,010	126

BioTelemetry, Inc. *	15,214	282

Cardiovascular Systems, Inc. *	18,945	450

Catalent, Inc. *	57,915	1,496

Cepheid *	42,279	2,228

Cerus Corp. *	58,910	366

ConforMIS, Inc. *	20,822	207

CONMED Corp.	16,135	646

Corindus Vascular Robotics, Inc. *	32,143	36

CryoLife, Inc.	18,318	322

Cutera, Inc. *	6,084	72

Cynosure, Inc., Class A *	13,784	702

Endologix, Inc. *	47,118	603

Entellus Medical, Inc. *	4,381	97

Exact Sciences Corp. *	61,447	1,141

Exactech, Inc. *	6,429	174

Fluidigm Corp. *	15,971	128

Foundation Medicine, Inc. *	7,843	183

GenMark Diagnostics, Inc. *	23,953	283

Genomic Health, Inc. *	11,057	320

Glaukos Corp. *	9,724	367

Globus Medical, Inc., Class A *	40,723	919

Haemonetics Corp. *	30,041	1,088

Halyard Health, Inc. *	27,226	944

ICU Medical, Inc. *	8,547	1,080

Inogen, Inc. *	9,487	568

Insulet Corp. *	33,556	1,374

Integer Holdings Corp. *	17,786	386

Integra LifeSciences Holdings Corp. *	17,549	1,449

Invacare Corp.	18,855	211

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Medical Equipment & Devices – 3.9% – continued

InVivo Therapeutics Holdings Corp. *	18,757	$128

iRadimed Corp. *	2,392	41

IRIDEX Corp. *	4,369	63

K2M Group Holdings, Inc. *	14,972	266

LeMaitre Vascular, Inc.	7,219	143

Luminex Corp. *	23,024	523

Masimo Corp. *	23,744	1,412

Medgenics, Inc. *	12,428	69

Meridian Bioscience, Inc.	23,995	463

Merit Medical Systems, Inc. *	25,321	615

MiMedx Group, Inc. *	59,487	510

Myriad Genetics, Inc. *	39,474	812

NanoString Technologies, Inc. *	9,036	181

Natus Medical, Inc. *	18,748	737

Neogen Corp. *	21,095	1,180

Nevro Corp. *	13,968	1,458

Novocure Ltd. *	29,460	252

NuVasive, Inc. *	28,794	1,919

NxStage Medical, Inc. *	37,018	925

OraSure Technologies, Inc. *	31,839	254

Orthofix International N.V. *	10,149	434

Oxford Immunotec Global PLC *	12,077	152

Pacific Biosciences of California, Inc. *	44,310	397

Penumbra, Inc. *	14,802	1,125

Quidel Corp. *	15,646	346

Repligen Corp. *	19,656	593

Rockwell Medical, Inc. *	28,060	188

RTI Surgical, Inc. *	31,410	98

Second Sight Medical Products, Inc. *	7,538	26

Sparton Corp. *	5,498	144

Spectranetics (The) Corp. *	24,863	624

STAAR Surgical Co. *	22,086	208

Surmodics, Inc. *	7,366	222

T2 Biosystems, Inc. *	8,603	62

Tactile Systems Technology, Inc. *	2,423	45

Tandem Diabetes Care, Inc. *	12,098	93

TransEnterix, Inc. *	40,490	68

Trovagene, Inc. *	16,478	74

Utah Medical Products, Inc.	2,071	124

Vascular Solutions, Inc. *	9,719	469

Veracyte, Inc. *	7,339	56

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Medical Equipment & Devices – 3.9% – continued

ViewRay, Inc. *	4,057	$18

Wright Medical Group N.V. *	59,996	1,472

Zeltiq Aesthetics, Inc. *	20,622	809
		40,962

Metals & Mining – 0.8%

Century Aluminum Co. *	29,997	209

Coeur Mining, Inc. *	94,188	1,114

Encore Wire Corp.	11,874	437

Fairmount Santrol Holdings, Inc. *	45,365	385

Ferroglobe PLC	38,340	346

Gold Resource Corp.	29,096	216

Harsco Corp.	46,647	463

Hecla Mining Co.	221,910	1,265

Kaiser Aluminum Corp.	10,266	888

Stillwater Mining Co. *	71,113	950

US Silica Holdings, Inc.	37,249	1,734
		8,007

Oil, Gas & Coal – 2.7%

Abraxas Petroleum Corp. *	72,130	122

Adams Resources & Energy, Inc.	1,163	46

Alon USA Energy, Inc.	17,578	142

Archrock, Inc.	40,863	534

Atwood Oceanics, Inc.	35,853	312

Bill Barrett Corp. *	28,177	157

Bristow Group, Inc.	19,995	280

California Resources Corp. *	18,444	231

Callon Petroleum Co. *	84,474	1,326

CARBO Ceramics, Inc.	11,094	121

Carrizo Oil & Gas, Inc. *	32,472	1,319

Clayton Williams Energy, Inc. *	3,288	281

Clean Energy Fuels Corp. *	51,071	228

Cobalt International Energy, Inc. *	237,484	294

Contango Oil & Gas Co. *	13,008	133

CVR Energy, Inc.	9,238	127

Dawson Geophysical Co. *	11,752	90

Delek US Holdings, Inc.	35,885	620

Denbury Resources, Inc. *	204,557	661

Earthstone Energy, Inc. *	603	5

Eclipse Resources Corp. *	26,180	86

EP Energy Corp., Class A *	22,531	99

Era Group, Inc. *	11,155	90

Erin Energy Corp. *	7,533	18

Evolution Petroleum Corp.	13,779	87

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Oil, Gas & Coal – 2.7% – continued

EXCO Resources, Inc. *	88,299	$94

Exterran Corp. *	18,273	286

Flotek Industries, Inc. *	31,826	463

Forum Energy Technologies, Inc. *	35,557	706

Geospace Technologies Corp. *	7,154	139

Helix Energy Solutions Group, Inc. *	59,380	483

Independence Contract Drilling, Inc. *	17,505	92

Isramco, Inc. *	493	41

Jones Energy, Inc., Class A *	33,117	118

Matador Resources Co. *	48,325	1,176

Matrix Service Co. *	15,001	281

McDermott International, Inc. *	141,096	707

MRC Global, Inc. *	54,552	896

Natural Gas Services Group, Inc. *	7,206	177

Newpark Resources, Inc. *	49,859	367

Northern Oil and Gas, Inc. *	27,323	73

NOW, Inc. *	62,274	1,335

Oasis Petroleum, Inc. *	102,711	1,178

Oil States International, Inc. *	29,613	935

Panhandle Oil and Gas, Inc., Class A	9,230	162

Par Pacific Holdings, Inc. *	17,893	234

Parker Drilling Co. *	69,155	150

PDC Energy, Inc. *	32,546	2,183

PHI, Inc. (Non Voting) *	6,947	126

Pioneer Energy Services Corp. *	35,652	144

Ring Energy, Inc. *	21,097	231

RSP Permian, Inc. *	45,762	1,775

Sanchez Energy Corp. *	32,561	288

SEACOR Holdings, Inc. *	9,293	553

Seadrill Ltd. *	219,938	521

SemGroup Corp., Class A	30,801	1,089

Synergy Resources Corp. *	108,145	749

Tesco Corp.	26,876	219

TETRA Technologies, Inc. *	52,508	321

Thermon Group Holdings, Inc. *	18,965	375

Tidewater, Inc.	26,503	75

Unit Corp. *	29,438	548

W&T Offshore, Inc. *	19,248	34

Western Refining, Inc.	46,905	1,241

Westmoreland Coal Co. *	9,762	86
		28,060

Passenger Transportation – 0.4%

Allegiant Travel Co.	7,623	1,007

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Passenger Transportation – 0.4% – continued

Hawaiian Holdings, Inc. *	30,735	$1,493

SkyWest, Inc.	28,853	762

Virgin America, Inc. *	11,268	603
		3,865

Real Estate – 0.2%

Alexander & Baldwin, Inc.	27,102	1,041

BBX Capital Corp., Class A *	1,417	29

Consolidated-Tomoka Land Co.	2,359	121

Forestar Group, Inc. *	20,327	238

FRP Holdings, Inc. *	3,890	121

Griffin Industrial Realty, Inc.	648	21

Marcus & Millichap, Inc. *	8,471	221

RE/MAX Holdings, Inc., Class A	10,294	451

RMR Group (The), Inc., Class A	3,868	147

Stratus Properties, Inc. *	3,618	88

Trinity Place Holdings, Inc. *	11,315	111
		2,589

Real Estate Investment Trusts – 8.6%

Acadia Realty Trust	46,473	1,684

AG Mortgage Investment Trust, Inc.	15,609	246

Agree Realty Corp.	13,441	665

Alexander’s, Inc.	1,256	527

Altisource Residential Corp.	30,453	332

American Assets Trust, Inc.	22,764	987

American Capital Mortgage Investment Corp.	27,082	466

Anworth Mortgage Asset Corp.	54,905	270

Apollo Commercial Real Estate Finance, Inc.	42,427	695

Ares Commercial Real Estate Corp.	14,963	189

Armada Hoffler Properties, Inc.	18,560	249

ARMOUR Residential REIT, Inc.	20,860	470

Ashford Hospitality Prime, Inc.	15,325	216

Ashford Hospitality Trust, Inc.	46,640	275

Bluerock Residential Growth REIT, Inc.	10,169	132

Capstead Mortgage Corp.	54,944	518

CareTrust REIT, Inc.	33,173	490

CatchMark Timber Trust, Inc., Class A	22,258	260

CBL & Associates Properties, Inc.	98,212	1,192

Cedar Realty Trust, Inc.	48,940	352

Chatham Lodging Trust	22,030	424

Chesapeake Lodging Trust	34,869	798

City Office REIT, Inc.	10,977	140

Colony Capital, Inc., Class A	65,414	1,192

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Real Estate Investment Trusts – 8.6% – continued

Colony Starwood Homes	37,778	$1,084

Community Healthcare Trust, Inc.	7,345	161

CorEnergy Infrastructure Trust, Inc.	6,623	194

CoreSite Realty Corp.	19,483	1,442

Cousins Properties, Inc.	120,776	1,261

CYS Investments, Inc.	87,562	764

DiamondRock Hospitality Co.	116,832	1,063

DuPont Fabros Technology, Inc.	43,373	1,789

Dynex Capital, Inc.	26,033	193

Easterly Government Properties, Inc.	18,914	361

EastGroup Properties, Inc.	18,431	1,356

Education Realty Trust, Inc.	42,737	1,844

Farmland Partners, Inc.	6,730	75

FelCor Lodging Trust, Inc.	78,944	508

First Industrial Realty Trust, Inc.	67,450	1,903

First Potomac Realty Trust	32,916	301

Four Corners Property Trust, Inc.	35,098	749

Franklin Street Properties Corp.	60,730	765

GEO Group (The), Inc.	43,194	1,027

Getty Realty Corp.	14,821	355

Gladstone Commercial Corp.	12,895	240

Global Medical REIT, Inc.	8,822	86

Global Net Lease, Inc.	99,217	810

Government Properties Income Trust	40,620	919

Gramercy Property Trust	245,596	2,368

Great Ajax Corp.	7,535	103

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,635	552

Healthcare Realty Trust, Inc.	66,384	2,261

Hersha Hospitality Trust	24,096	434

Hudson Pacific Properties, Inc.	54,393	1,788

Independence Realty Trust, Inc.	23,485	211

InfraREIT, Inc.	23,168	420

Invesco Mortgage Capital, Inc.	65,818	1,002

Investors Real Estate Trust	70,322	418

iStar, Inc. *	39,870	428

Kite Realty Group Trust	48,065	1,332

Ladder Capital Corp.	22,305	295

LaSalle Hotel Properties	62,082	1,482

Lexington Realty Trust	133,731	1,377

LTC Properties, Inc.	21,889	1,138

Mack-Cali Realty Corp.	51,896	1,413

Medical Properties Trust, Inc.	137,897	2,037

Monmouth Real Estate Investment Corp.	36,457	520

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Real Estate Investment Trusts – 8.6% – continued

Monogram Residential Trust, Inc.	97,946	$1,042

National Health Investors, Inc.	21,664	1,700

National Storage Affiliates Trust	20,416	427

New Residential Investment Corp.	141,327	1,952

New Senior Investment Group, Inc.	44,454	513

New York Mortgage Trust, Inc.	63,251	381

New York REIT, Inc.	96,115	879

NexPoint Residential Trust, Inc.	10,297	202

NorthStar Realty Europe Corp.	34,694	380

One Liberty Properties, Inc.	7,718	186

Orchid Island Capital, Inc.	12,751	133

Owens Realty Mortgage, Inc.	5,816	101

Parkway Properties, Inc.	46,639	793

Pebblebrook Hotel Trust	41,694	1,109

Pennsylvania Real Estate Investment Trust	39,389	907

PennyMac Mortgage Investment Trust	39,393	614

Physicians Realty Trust	78,466	1,690

Potlatch Corp.	23,909	930

Preferred Apartment Communities, Inc., Class A	12,561	170

PS Business Parks, Inc.	11,445	1,300

QTS Realty Trust, Inc., Class A	27,219	1,439

RAIT Financial Trust	55,804	189

Ramco-Gershenson Properties Trust	46,030	863

Redwood Trust, Inc.	43,938	622

Resource Capital Corp.	17,521	224

Retail Opportunity Investments Corp.	62,547	1,374

Rexford Industrial Realty, Inc.	38,218	875

RLJ Lodging Trust	71,217	1,498

Ryman Hospitality Properties, Inc.	25,290	1,218

Sabra Health Care REIT, Inc.	37,174	936

Saul Centers, Inc.	5,699	380

Select Income REIT	36,750	989

Seritage Growth Properties, Class A	14,515	736

Silver Bay Realty Trust Corp.	19,216	337

STAG Industrial, Inc.	39,988	980

Summit Hotel Properties, Inc.	49,908	657

Sunstone Hotel Investors, Inc.	126,441	1,617

Terreno Realty Corp.	26,270	723

Tier REIT, Inc.	27,782	429

UMH Properties, Inc.	14,006	167

United Development Funding IV	17,286	55

Universal Health Realty Income Trust	7,058	445

Urban Edge Properties	52,196	1,469

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Real Estate Investment Trusts – 8.6% – continued

Urstadt Biddle Properties, Inc., Class A	17,011	$378

Washington Prime Group, Inc.	108,101	1,338

Washington Real Estate Investment Trust	42,676	1,328

Western Asset Mortgage Capital Corp.	24,341	254

Whitestone REIT	14,789	205

Xenia Hotels & Resorts, Inc.	60,187	914
		89,646

Recreational Facilities & Services – 0.3%

AMC Entertainment Holdings, Inc., Class A	12,925	402

Carmike Cinemas, Inc. *	14,191	464

ClubCorp Holdings, Inc.	37,456	542

International Speedway Corp., Class A	15,216	509

Intrawest Resorts Holdings, Inc. *	8,600	139

Marcus (The) Corp.	11,265	282

Planet Fitness, Inc., Class A *	11,099	223

Reading International, Inc., Class A *	9,163	122

SeaWorld Entertainment, Inc.	38,819	523

Speedway Motorsports, Inc.	6,360	114
		3,320

Renewable Energy – 0.5%

Advanced Energy Industries, Inc. *	22,798	1,079

Ameresco, Inc., Class A *	10,744	56

American Superconductor Corp. *	6,854	48

EnerSys	25,274	1,749

FuelCell Energy, Inc. *	13,119	71

Green Plains, Inc.	20,751	544

Pacific Ethanol, Inc. *	17,594	121

Plug Power, Inc. *	102,054	174

Renewable Energy Group, Inc. *	22,266	189

REX American Resources Corp. *	3,277	278

Silver Spring Networks, Inc. *	22,047	313

Sunrun, Inc. *	36,807	232

TerraForm Global, Inc., Class A *	53,222	219

TPI Composites, Inc. *	3,492	74

Vivint Solar, Inc. *	11,637	37
		5,184

Retail – Consumer Staples – 0.6%

Big Lots, Inc.	25,910	1,237

Five Below, Inc. *	31,378	1,264

Fred’s, Inc., Class A	20,386	185

Ingles Markets, Inc., Class A	8,121	321

Natural Grocers by Vitamin Cottage, Inc. *	5,446	61

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Retail – Consumer Staples – 0.6% – continued

Ollie’s Bargain Outlet Holdings, Inc. *	11,755	$308

PriceSmart, Inc.	11,629	974

Smart & Final Stores, Inc. *	12,853	164

SpartanNash Co.	21,645	626

SUPERVALU, Inc. *	154,720	772

Village Super Market, Inc., Class A	4,581	147

Weis Markets, Inc.	5,531	293
		6,352

Retail – Discretionary – 3.1%

1-800-Flowers.com, Inc., Class A *	16,039	147

Abercrombie & Fitch Co., Class A	39,580	629

American Eagle Outfitters, Inc.	96,911	1,731

America’s Car-Mart, Inc. *	4,726	172

Asbury Automotive Group, Inc. *	11,635	648

Ascena Retail Group, Inc. *	100,670	563

At Home Group, Inc. *	4,842	73

Barnes & Noble Education, Inc. *	23,301	223

Barnes & Noble, Inc.	36,759	415

Beacon Roofing Supply, Inc. *	34,777	1,463

Big 5 Sporting Goods Corp.	10,163	138

Blue Nile, Inc.	6,232	215

BMC Stock Holdings, Inc. *	32,074	569

Boot Barn Holdings, Inc. *	8,888	101

Buckle (The), Inc.	16,989	408

Build-A-Bear Workshop, Inc. *	7,781	81

Builders FirstSource, Inc. *	48,853	562

Caleres, Inc.	25,022	633

Cato (The) Corp., Class A	15,023	494

Chegg, Inc. *	48,154	341

Chico’s FAS, Inc.	76,040	905

Children’s Place (The), Inc.	10,842	866

Citi Trends, Inc.	8,644	172

Conn’s, Inc. *	11,202	116

Container Store Group (The), Inc. *	8,503	43

Destination XL Group, Inc. *	19,310	84

DSW, Inc., Class A	39,143	802

Duluth Holdings, Inc., Class B *	5,554	147

Ethan Allen Interiors, Inc.	14,138	442

Etsy, Inc. *	60,953	870

Express, Inc. *	43,262	510

EZCORP, Inc., Class A *	29,018	321

Finish Line (The), Inc., Class A	24,011	554

FirstCash, Inc.	27,907	1,314

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Retail – Discretionary – 3.1% – continued

Francesca’s Holdings Corp. *	22,217	$343

Freshpet, Inc. *	13,395	116

Gaia, Inc. *	7,683	55

Genesco, Inc. *	11,890	648

GMS, Inc. *	4,161	93

GNC Holdings, Inc., Class A	39,921	815

Group 1 Automotive, Inc.	12,096	773

Guess?, Inc.	35,326	516

Haverty Furniture Cos., Inc.	11,478	230

Hibbett Sports, Inc. *	13,067	521

HSN, Inc.	18,101	720

Kirkland’s, Inc. *	8,219	100

Lands’ End, Inc. *	9,227	134

Liquidity Services, Inc. *	13,366	150

Lithia Motors, Inc., Class A	13,821	1,320

Lumber Liquidators Holdings, Inc. *	15,085	297

MarineMax, Inc. *	14,794	310

Monro Muffler Brake, Inc.	18,382	1,124

Office Depot, Inc.	321,850	1,149

Overstock.com, Inc. *	7,914	121

Party City Holdco, Inc. *	15,185	260

PetMed Express, Inc.	11,812	240

Pier 1 Imports, Inc.	47,006	199

Restoration Hardware Holdings, Inc. *	22,516	779

Rush Enterprises, Inc., Class A *	17,165	420

Rush Enterprises, Inc., Class B *	3,864	94

Sears Holdings Corp. *	6,606	76

Sears Hometown and Outlet Stores, Inc. *	6,577	32

Select Comfort Corp. *	26,548	573

Shoe Carnival, Inc.	8,332	222

Sonic Automotive, Inc., Class A	15,839	298

Sportsman’s Warehouse Holdings, Inc. *	15,074	159

Stage Stores, Inc.	14,467	81

Stein Mart, Inc.	18,626	118

Tailored Brands, Inc.	27,833	437

Tile Shop Holdings, Inc. *	18,966	314

Tilly’s, Inc., Class A *	5,751	54

Tuesday Morning Corp. *	27,273	163

Vera Bradley, Inc. *	11,799	179

Vitamin Shoppe, Inc. *	14,038	377

Wayfair, Inc., Class A *	18,324	721

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Retail – Discretionary – 3.1% continued

West Marine, Inc. *	10,326	$85

Winmark Corp.	1,219	129

Zumiez, Inc. *	10,507	189
		32,486

Semiconductors – 4.1%

Advanced Micro Devices, Inc. *	437,289	3,022

Alpha & Omega Semiconductor Ltd. *	10,688	232

Ambarella, Inc. *	18,621	1,371

Amkor Technology, Inc. *	58,786	571

Applied Micro Circuits Corp. *	45,464	316

Applied Optoelectronics, Inc. *	9,290	206

Axcelis Technologies, Inc. *	16,695	222

Brooks Automation, Inc.	38,900	529

Cabot Microelectronics Corp.	13,667	723

Cavium, Inc. *	37,510	2,183

CEVA, Inc. *	11,454	402

Cirrus Logic, Inc. *	36,565	1,943

Coherent, Inc. *	14,072	1,556

Cohu, Inc.	16,062	189

Diodes, Inc. *	22,466	479

DSP Group, Inc. *	12,245	147

Electro Scientific Industries, Inc. *	15,971	90

Entegris, Inc. *	82,214	1,432

Exar Corp. *	23,592	220

FormFactor, Inc. *	39,711	431

GigPeak, Inc. *	27,010	64

II-VI, Inc. *	34,603	842

Impinj, Inc. *	3,246	121

Inphi Corp. *	23,567	1,025

Integrated Device Technology, Inc. *	78,379	1,811

Intersil Corp., Class A	78,054	1,712

InvenSense, Inc. *	47,669	354

IXYS Corp.	14,053	169

Lattice Semiconductor Corp. *	69,793	453

MACOM Technology Solutions Holdings, Inc. *	13,436	569

MaxLinear, Inc., Class A *	32,476	658

Maxwell Technologies, Inc. *	18,353	95

Microsemi Corp. *	66,214	2,780

MKS Instruments, Inc.	30,915	1,537

Monolithic Power Systems, Inc.	22,691	1,827

Nanometrics, Inc. *	14,062	314

NeoPhotonics Corp. *	17,942	293

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Semiconductors – 4.1% – continued

NVE Corp.	2,658	$157

Oclaro, Inc. *	65,027	556

Park Electrochemical Corp.	11,293	196

Photronics, Inc. *	37,977	392

Power Integrations, Inc.	15,945	1,005

Rambus, Inc. *	63,215	790

Rudolph Technologies, Inc. *	17,940	318

Semtech Corp. *	37,829	1,049

Sigma Designs, Inc. *	22,369	174

Silicon Laboratories, Inc. *	23,917	1,406

Synaptics, Inc. *	20,389	1,194

Tessera Technologies, Inc.	28,641	1,101

Ultra Clean Holdings, Inc. *	17,581	130

Ultratech, Inc. *	12,555	290

Universal Display Corp. *	24,122	1,339

Veeco Instruments, Inc. *	23,252	456

Vishay Intertechnology, Inc.	79,217	1,116

Xcerra Corp. *	30,297	184
		42,741

Software – 5.0%

2U, Inc. *	21,308	816

ACI Worldwide, Inc. *	67,330	1,305

Actua Corp. *	20,888	270

Acxiom Corp. *	45,355	1,209

Agilysys, Inc. *	8,650	96

Amber Road, Inc. *	9,610	93

American Software, Inc., Class A	14,330	159

Apigee Corp. *	8,946	156

Appfolio, Inc., Class A *	4,388	85

Apptio, Inc., Class A *	349	8

Aspen Technology, Inc. *	48,036	2,248

AVG Technologies N.V. *	24,452	612

Avid Technology, Inc. *	17,772	141

Barracuda Networks, Inc. *	12,795	326

Bazaarvoice, Inc. *	47,586	281

Benefitfocus, Inc. *	7,483	299

Blackbaud, Inc.	27,427	1,819

Box, Inc., Class A *	28,332	446

Brightcove, Inc. *	17,692	231

BroadSoft, Inc. *	17,095	796

Calix, Inc. *	25,129	185

Callidus Software, Inc. *	35,430	650

Carbonite, Inc. *	9,766	150

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Software – 5.0% – continued

Castlight Health, Inc., Class B *	23,486	$98

ChannelAdvisor Corp. *	13,772	178

CommVault Systems, Inc. *	22,500	1,195

Computer Programs & Systems, Inc.	6,568	171

Cornerstone OnDemand, Inc. *	29,245	1,344

Cvent, Inc. *	17,495	555

Digi International, Inc. *	15,727	179

Ebix, Inc.	14,765	839

Envestnet, Inc. *	24,070	877

Epiq Systems, Inc.	13,584	224

Everbridge, Inc. *	346	6

Evolent Health, Inc., Class A *	8,856	218

Exa Corp. *	8,054	129

Five9, Inc. *	19,182	301

Fleetmatics Group PLC *	22,795	1,367

Glu Mobile, Inc. *	59,829	134

Guidance Software, Inc. *	13,941	83

Hortonworks, Inc. *	23,448	196

HubSpot, Inc. *	16,783	967

Imperva, Inc. *	16,672	895

inContact, Inc. *	34,109	477

InnerWorkings, Inc. *	22,923	216

Instructure, Inc. *	6,104	155

Interactive Intelligence Group, Inc. *	10,448	628

Intralinks Holdings, Inc. *	23,722	239

j2 Global, Inc.	27,362	1,823

Jive Software, Inc. *	33,628	143

KEYW Holding (The) Corp. *	20,889	231

Limelight Networks, Inc. *	45,840	86

Lionbridge Technologies, Inc. *	31,167	156

LivePerson, Inc. *	31,930	268

LogMeIn, Inc.	14,630	1,322

Majesco *	2,000	10

Mentor Graphics Corp.	62,157	1,643

MicroStrategy, Inc., Class A *	5,520	924

MINDBODY, Inc., Class A *	8,349	164

Mitek Systems, Inc. *	17,088	142

MobileIron, Inc. *	27,326	75

Model N, Inc. *	13,009	144

Monotype Imaging Holdings, Inc.	23,611	522

NantHealth, Inc. *	3,848	51

NeuStar, Inc., Class A *	31,523	838

New Relic, Inc. *	12,754	489

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Software – 5.0% – continued

Omnicell, Inc. *	20,699	$793

Park City Group, Inc. *	8,029	95

Paycom Software, Inc. *	25,589	1,283

Paylocity Holding Corp. *	12,531	557

PDF Solutions, Inc. *	16,079	292

pdvWireless, Inc. *	5,680	130

Pegasystems, Inc.	21,063	621

Press Ganey Holdings, Inc. *	12,855	519

Progress Software Corp. *	28,754	782

Proofpoint, Inc. *	23,595	1,766

PROS Holdings, Inc. *	14,660	331

Q2 Holdings, Inc. *	14,851	426

QAD, Inc., Class A	5,603	125

Quality Systems, Inc.	30,216	342

Qualys, Inc. *	15,809	604

Rapid7, Inc. *	11,587	204

RealNetworks, Inc. *	12,780	57

RealPage, Inc. *	31,395	807

Rosetta Stone, Inc. *	11,230	95

Sapiens International Corp. N.V.	13,548	173

SecureWorks Corp., Class A *	3,492	44

SPS Commerce, Inc. *	9,771	717

Synchronoss Technologies, Inc. *	24,009	989

Take-Two Interactive Software, Inc. *	48,581	2,190

Tangoe, Inc. *	16,077	133

TubeMogul, Inc. *	12,813	120

USA Technologies, Inc. *	20,993	118

Varonis Systems, Inc. *	6,223	187

VASCO Data Security International, Inc. *	17,533	309

Verint Systems, Inc. *	36,105	1,359

VirnetX Holding Corp. *	29,405	90

Web.com Group, Inc. *	25,051	433

Workiva, Inc. *	12,773	232

Xactly Corp. *	13,255	195

Zendesk, Inc. *	47,202	1,450
		51,651

Specialty Finance – 1.8%

Aircastle Ltd.	27,808	552

Altisource Portfolio Solutions S.A. *	6,717	218

Arlington Asset Investment Corp., Class A	12,650	187

Blackhawk Network Holdings, Inc. *	31,946	964

Cardtronics PLC, Class A *	26,209	1,169

Cass Information Systems, Inc.	6,291	356

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Specialty Finance – 1.8% – continued

Ellie Mae, Inc. *	19,053	$2,006

Encore Capital Group, Inc. *	13,862	312

Enova International, Inc. *	14,575	141

Essent Group Ltd. *	43,504	1,158

Federal Agricultural Mortgage Corp., Class C	5,005	198

Flagstar Bancorp, Inc. *	12,374	343

FNFV Group *	38,172	476

GATX Corp.	23,809	1,061

Green Dot Corp., Class A *	25,094	579

HFF, Inc., Class A	20,907	579

HomeStreet, Inc. *	13,799	346

Impac Mortgage Holdings, Inc. *	4,722	62

Investors Title Co.	838	83

LendingClub Corp. *	191,315	1,182

LendingTree, Inc. *	3,731	362

Liberty Tax, Inc.	3,221	41

Marlin Business Services Corp.	5,018	97

Meta Financial Group, Inc.	4,795	291

MGIC Investment Corp. *	198,608	1,589

MoneyGram International, Inc. *	16,077	114

Nationstar Mortgage Holdings, Inc. *	19,920	295

Nelnet, Inc., Class A	11,741	474

NewStar Financial, Inc. *	15,180	148

Ocwen Financial Corp. *	59,956	220

On Deck Capital, Inc. *	27,914	159

PennyMac Financial Services, Inc., Class A *	7,267	124

PHH Corp. *	30,819	445

Planet Payment, Inc. *	24,629	91

PRA Group, Inc. *	26,755	924

Regional Management Corp. *	5,874	127

Stewart Information Services Corp.	13,168	585

Walker & Dunlop, Inc. *	16,107	407

Walter Investment Management Corp. *	10,924	44

Willis Lease Finance Corp. *	2,486	59

World Acceptance Corp. *	3,516	173
		18,741

Technology Services – 2.5%

Black Box Corp.	8,552	119

Bottomline Technologies de, Inc. *	23,278	543

CACI International, Inc., Class A *	14,146	1,427

Cogint, Inc. *	8,890	45

comScore, Inc. *	28,050	860

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Technology Services – 2.5% – continued

Convergys Corp.	51,684	$1,572

Cotiviti Holdings, Inc. *	7,335	246

CPI Card Group, Inc.	13,527	82

CSG Systems International, Inc.	18,559	767

Cubic Corp.	14,659	686

Endurance International Group Holdings, Inc. *	34,968	306

Engility Holdings, Inc. *	10,763	339

EPAM Systems, Inc. *	28,041	1,944

EVERTEC, Inc.	36,416	611

ExlService Holdings, Inc. *	18,865	940

Fair Isaac Corp.	18,012	2,244

Forrester Research, Inc.	5,921	230

Globant S.A. *	14,943	629

ICF International, Inc. *	10,483	465

ManTech International Corp., Class A	14,422	544

MAXIMUS, Inc.	37,448	2,118

Medidata Solutions, Inc. *	31,974	1,783

NCI, Inc., Class A	3,514	41

NIC, Inc.	37,366	878

Perficient, Inc. *	20,800	419

PFSweb, Inc. *	8,577	77

Rightside Group Ltd. *	6,642	60

Science Applications International Corp.	24,598	1,706

ServiceSource International, Inc. *	35,493	173

Sykes Enterprises, Inc. *	22,743	640

Syntel, Inc.	18,781	787

TeleTech Holdings, Inc.	9,216	267

Travelport Worldwide Ltd.	67,231	1,011

Unisys Corp. *	29,300	285

Vereinigte Aluminium-Werke *	650	11

Virtusa Corp. *	16,091	397

WageWorks, Inc. *	21,221	1,293
		26,545

Telecom – 1.2%

8x8, Inc. *	51,480	794

ATN International, Inc.	6,159	401

Cincinnati Bell, Inc. *	120,894	493

Cogent Communications Holdings, Inc.	24,115	888

Consolidated Communications Holdings, Inc.	28,888	729

DigitalGlobe, Inc. *	36,602	1,007

EarthLink Holdings Corp.	62,467	387

FairPoint Communications, Inc. *	12,243	184

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Telecom – 1.2% – continued

General Communication, Inc., Class A *	16,820	$231

Global Eagle Entertainment, Inc. *	26,093	217

Globalstar, Inc. *	217,011	263

Gogo, Inc. *	32,241	356

GTT Communications, Inc. *	15,378	362

Hawaiian Telcom Holdco, Inc. *	3,488	78

HC2 Holdings, Inc. *	20,036	109

IDT Corp., Class B	10,712	185

Inteliquent, Inc.	19,234	310

Intelsat S.A. *	15,672	42

Iridium Communications, Inc. *	48,142	390

Lumos Networks Corp. *	10,958	153

NII Holdings, Inc. *	33,169	110

ORBCOMM, Inc. *	37,526	385

RigNet, Inc. *	6,826	103

RingCentral, Inc., Class A *	34,080	806

Shenandoah Telecommunications Co.	26,894	732

Spok Holdings, Inc.	11,620	207

Straight Path Communications, Inc., Class B *	5,760	148

Vonage Holdings Corp. *	111,074	734

West Corp.	25,158	556

Windstream Holdings, Inc.	55,810	561

Zix Corp. *	32,387	133
		12,054

Transportation & Logistics – 1.6%

Air Transport Services Group, Inc. *	28,214	405

ArcBest Corp.	14,515	276

Ardmore Shipping Corp.	12,727	90

Atlas Air Worldwide Holdings, Inc. *	14,277	611

Celadon Group, Inc.	14,963	131

Costamare, Inc.	15,217	139

Covenant Transportation Group, Inc., Class A *	7,293	141

DHT Holdings, Inc.	53,736	225

Dorian LPG Ltd. *	14,880	89

Echo Global Logistics, Inc. *	16,302	376

Forward Air Corp.	17,197	744

Frontline Ltd.	37,840	271

GasLog Ltd.	23,460	341

Gener8 Maritime, Inc. *	22,864	117

Golar LNG Ltd.	51,741	1,097

Heartland Express, Inc.	27,150	513

Hornbeck Offshore Services, Inc. *	19,137	105

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Transportation & Logistics – 1.6% – continued

Hub Group, Inc., Class A *	19,478	$794

Knight Transportation, Inc.	38,907	1,116

Marten Transport Ltd.	12,909	271

Matson, Inc.	25,285	1,008

Mobile Mini, Inc.	25,606	773

Navios Maritime Acquisition Corp.	44,628	60

Nordic American Tankers Ltd.	50,699	513

Overseas Shipholding Group, Inc., Class A *	21,032	222

P.A.M. Transportation Services, Inc. *	1,586	32

Radiant Logistics, Inc. *	23,139	66

Roadrunner Transportation Systems, Inc. *	17,789	142

Saia, Inc. *	14,855	445

Scorpio Bulkers, Inc. *	25,414	88

Scorpio Tankers, Inc.	95,167	441

Ship Finance International Ltd.	35,128	517

Swift Transportation Co. *	43,448	933

Teekay Corp.	25,614	197

Teekay Tankers Ltd., Class A	67,819	172

Universal Logistics Holdings, Inc.	4,687	63

USA Truck, Inc. *	5,326	55

Werner Enterprises, Inc.	26,156	609

XPO Logistics, Inc. *	56,972	2,089

YRC Worldwide, Inc. *	18,275	225
		16,502

Transportation Equipment – 0.3%

American Railcar Industries, Inc.	4,537	188

Blue Bird Corp. *	2,712	40

FreightCar America, Inc.	6,969	100

Greenbrier (The) Cos., Inc.	15,861	560

Meritor, Inc. *	49,715	553

Navistar International Corp. *	28,603	655

Spartan Motors, Inc.	19,273	185

Supreme Industries, Inc., Class A	7,563	146

Wabash National Corp. *	37,566	535

Workhorse Group, Inc. *	6,665	48
		3,010

Utilities – 3.7%

ALLETE, Inc.	28,892	1,723

American States Water Co.	21,088	845

Artesian Resources Corp., Class A	4,277	122

Atlantic Power Corp.	69,711	172

Atlantica Yield PLC	34,294	652

Avista Corp.	36,779	1,537

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Utilities – 3.7% – continued

Black Hills Corp.	30,024	$1,838

California Water Service Group	27,920	896

Chesapeake Utilities Corp.	8,694	531

Connecticut Water Service, Inc.	6,329	315

Consolidated Water Co. Ltd.	7,949	92

Delta Natural Gas Co., Inc.	4,003	95

Dynegy, Inc. *	67,565	837

El Paso Electric Co.	23,524	1,100

Empire District Electric (The) Co.	25,654	876

Genie Energy Ltd., Class B *	6,829	40

Global Water Resources, Inc.	4,822	39

IDACORP, Inc.	29,376	2,300

MGE Energy, Inc.	20,381	1,152

Middlesex Water Co.	9,084	320

New Jersey Resources Corp.	49,901	1,640

Northwest Natural Gas Co.	15,922	957

NorthWestern Corp.	28,299	1,628

NRG Yield, Inc., Class A	20,692	338

NRG Yield, Inc., Class C	37,214	631

ONE Gas, Inc.	30,278	1,872

Ormat Technologies, Inc.	22,677	1,098

Otter Tail Corp.	22,145	766

Pattern Energy Group, Inc.	38,557	867

PNM Resources, Inc.	46,521	1,522

PNM Resources, Inc. – (Fractional Shares) (1)	50,000	–

Portland General Electric Co.	52,071	2,218

SJW Corp.	9,504	415

South Jersey Industries, Inc.	46,448	1,372

Southwest Gas Corp.	27,522	1,923

Spark Energy, Inc., Class A	2,844	83

Spire, Inc.	25,947	1,654

Talen Energy Corp. *	48,457	671

TerraForm Power, Inc., Class A *	50,916	708

Unitil Corp.	8,224	321

WGL Holdings, Inc.	29,343	1,840

York Water (The) Co.	7,734	229
		38,235

Waste & Environment Services & Equipment – 0.6%

Aqua Metals, Inc. *	6,256	55

Cantel Medical Corp.	20,824	1,624

Casella Waste Systems, Inc., Class A *	23,618	243

CECO Environmental Corp.	17,573	198

CLARCOR, Inc.	27,709	1,801

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Waste & Environment Services & Equipment – 0.6% – continued

Energy Recovery, Inc. *	20,059	$321

Heritage-Crystal Clean, Inc. *	6,838	91

Tetra Tech, Inc.	33,554	1,190

US Ecology, Inc.	12,883	578
		6,101
Total Common St ocks
(Cost $764,692)		1,014,608

RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Dyax Corp. (Contingent Value Rights) *(1)	80,916	–

Omthera Pharmaceuticals, Inc. (Contingent Value Rights) *(1)	3,681	–
		–

Telecom – 0.0%

Leap Wireless International, Inc. (Contingent Value Rights) *	30,708	92
Total Rights
(Cost $–)		92

OTHER – 0 .0%(1)

Escrow DLB Oil & Gas *	1,200	–

Escrow Gerber Scientific, Inc. *	9,016	–

Escrow Position PetroCorp *	420	–
Total Other
(Cost $–)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Asterias Biotherapeutics, Inc., Exp. 9/30/20, Strike $5.00 *	1,136	$1
Total Warrants
(Cost $1)		1

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.6%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(2)(3)	27,334,311	$27,334
Total Investment Companies
(Cost $27,334)		27,334

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.46%, 3/2/17 (4)(5)	$2,100	$2,097
Total Short Term Investments
(Cost $2,096)		2,097

Total Investments – 100.3%
(Cost $794,123)		1,044,132

Liabilities less Other Assets – (0.3%)		(3,188)
NET ASSETS – 100.0%		$1,040,944

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	7-day yield as of September 30, 2016 is disclosed.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Russell 2000 Mini Index	231	$28,836	Long	12/16	$299

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.6%
Consumer Staples	3.0
Energy	3.2
Financials	17.5
Health Care	14.1
Industrials	14.1
Information Technology	18.1
Materials	4.7
Real Estate	8.2
Telecommunication Services	0.7
Utilities	3.8

Total	100.0%

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Funds investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Real Estate Investment Trusts	$89,591	$55	$–	$89,646
All Other Industries (1)	924,962	–	–	924,962
Total Common Stocks	1,014,553	55	–	1,014,608
Rights (1)	–	–	92	92
Warrants	1	–	–	1
Investment Companies	27,334	–	–	27,334
Short-Term Investments	–	2,097	–	2,097
Total Investments	$1,041,888	$2,152	$92	$1,044,132

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$299	$–	$–	$299

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/16 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/16 (000s)

Rights

Telecom	$–	$–	$92	$–	$–	$–	$–	$92	$92

The Fund valued the securities included in the Balance as of 9/30/16 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 9/30/16 (000s)	VALUTION TECHNIQUES	UNOBSERVABLE INPUTS

Contingent Value Right	$92	Consensus Pricing	Price to Earnings Multiple/Liquidity Discount

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5%

Aerospace & Defense – 2.1%

Boeing (The) Co.	218,944	$28,844

General Dynamics Corp.	108,312	16,806

Harris Corp.	47,117	4,316

L-3 Communications Holdings, Inc.	29,087	4,384

Lockheed Martin Corp.	95,257	22,835

Northrop Grumman Corp.	67,392	14,419

Raytheon Co.	111,364	15,160

Rockwell Collins, Inc.	48,994	4,132

Textron, Inc.	101,235	4,024

TransDigm Group, Inc. *	18,809	5,438

United Technologies Corp.	293,791	29,849
		150,207

Apparel & Textile Products – 0.7%

Hanesbrands, Inc.	141,686	3,578

Michael Kors Holdings Ltd. *	64,043	2,997

NIKE, Inc., Class B	509,000	26,799

PVH Corp.	30,465	3,366

Ralph Lauren Corp.	21,346	2,159

Under Armour, Inc., Class A *	68,702	2,657

Under Armour, Inc., Class C *	69,147	2,341

VF Corp.	125,223	7,019
		50,916

Asset Management – 0.9%

Affiliated Managers Group, Inc. *	20,412	2,954

Ameriprise Financial, Inc.	60,693	6,055

BlackRock, Inc.	46,042	16,688

Charles Schwab (The) Corp.	454,295	14,342

E *TRADE Financial Corp. *	103,150	3,004

Franklin Resources, Inc.	133,262	4,740

Invesco Ltd.	153,795	4,809

Legg Mason, Inc.	35,029	1,173

Leucadia National Corp.	123,110	2,344

T. Rowe Price Group, Inc.	93,756	6,235
		62,344

Automotive – 0.8%

BorgWarner, Inc.	76,395	2,688

Delphi Automotive PLC	102,769	7,329

Ford Motor Co.	1,472,489	17,773

General Motors Co.	536,359	17,040

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Automotive – 0.8% – continued

Goodyear Tire & Rubber (The) Co.	99,316	$3,208

Harley-Davidson, Inc.	67,421	3,546

Harman International Industries, Inc.	26,078	2,202
		53,786

Banking – 5.4%

Bank of America Corp.	3,850,506	60,260

BB&T Corp.	307,319	11,592

Citigroup, Inc.	1,096,264	51,777

Citizens Financial Group, Inc.	196,954	4,867

Comerica, Inc.	66,127	3,129

Fifth Third Bancorp	289,216	5,917

Huntington Bancshares, Inc.	410,039	4,043

JPMorgan Chase & Co.	1,362,882	90,754

KeyCorp	406,800	4,951

M&T Bank Corp.	59,012	6,851

People’s United Financial, Inc.	116,118	1,837

PNC Financial Services Group (The), Inc.	185,389	16,702

Regions Financial Corp.	473,154	4,670

SunTrust Banks, Inc.	189,235	8,289

US Bancorp	607,092	26,038

Wells Fargo & Co.	1,713,422	75,870

Zions Bancorporation	77,385	2,401
		379,948

Biotechnology & Pharmaceuticals – 8.4%

AbbVie, Inc.	614,505	38,757

Alexion Pharmaceuticals, Inc. *	84,622	10,370

Allergan PLC *	149,407	34,410

Amgen, Inc.	282,390	47,105

Biogen, Inc. *	82,682	25,882

Bristol-Myers Squibb Co.	630,476	33,995

Celgene Corp. *	292,494	30,574

Eli Lilly & Co.	366,582	29,422

Endo International PLC *	74,803	1,507

Gilead Sciences, Inc.	497,940	39,397

Johnson & Johnson	1,032,380	121,955

Mallinckrodt PLC *	40,313	2,813

Merck & Co., Inc.	1,043,431	65,121

Mylan N.V. *	173,331	6,607

Perrigo Co. PLC	53,884	4,975

Pfizer, Inc.	2,288,900	77,525

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Biotechnology & Pharmaceuticals – 8.4% – continued

Regeneron Pharmaceuticals, Inc. *	28,479	$11,449

Vertex Pharmaceuticals, Inc. *	93,450	8,150

Zoetis, Inc.	186,789	9,715
		599,729

Chemicals – 1.9%

Air Products & Chemicals, Inc.	81,697	12,282

Albemarle Corp.	42,614	3,643

Avery Dennison Corp.	33,774	2,627

CF Industries Holdings, Inc.	88,092	2,145

Dow Chemical (The) Co.	425,159	22,036

E.I. du Pont de Nemours & Co.	329,922	22,095

Eastman Chemical Co.	55,420	3,751

FMC Corp.	50,514	2,442

International Flavors & Fragrances, Inc.	30,188	4,316

LyondellBasell Industries N.V., Class A	128,625	10,375

Monsanto Co.	165,105	16,874

Mosaic (The) Co.	131,383	3,214

PPG Industries, Inc.	100,457	10,383

Praxair, Inc.	107,612	13,003

Sherwin-Williams (The) Co.	30,256	8,370
		137,556

Commercial Services – 0.3%

Cintas Corp.	32,212	3,627

Ecolab, Inc.	98,982	12,048

H&R Block, Inc.	83,019	1,922

Robert Half International, Inc.	49,560	1,876
		19,473

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	23,953	4,290

Vulcan Materials Co.	50,330	5,724
		10,014

Consumer Products – 7.7%

Altria Group, Inc.	737,085	46,606

Archer-Daniels-Midland Co.	219,452	9,254

Brown-Forman Corp., Class B	69,245	3,285

Campbell Soup Co.	73,793	4,037

Church & Dwight Co., Inc.	97,015	4,649

Clorox (The) Co.	48,930	6,125

Coca-Cola (The) Co.	1,465,726	62,030

Colgate-Palmolive Co.	336,406	24,941

ConAgra Foods, Inc.	156,935	7,393

Constellation Brands, Inc., Class A	66,846	11,129

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Consumer Products – 7.7% – continued

Dr. Pepper Snapple Group, Inc.	69,682	$6,363

Estee Lauder (The) Cos., Inc., Class A	83,362	7,383

General Mills, Inc.	225,237	14,388

Hershey (The) Co.	52,921	5,059

Hormel Foods Corp.	102,155	3,875

JM Smucker (The) Co.	43,804	5,937

Kellogg Co.	95,137	7,370

Kimberly-Clark Corp.	135,686	17,115

Kraft Heinz (The) Co.	224,795	20,121

McCormick & Co., Inc. (Non Voting)	43,610	4,358

Mead Johnson Nutrition Co.	69,824	5,517

Molson Coors Brewing Co., Class B	69,518	7,633

Mondelez International, Inc., Class A	586,894	25,765

Monster Beverage Corp. *	50,926	7,476

PepsiCo, Inc.	543,064	59,069

Philip Morris International, Inc.	585,370	56,910

Procter & Gamble (The) Co.	1,006,976	90,376

Reynolds American, Inc.	312,331	14,726

Tyson Foods, Inc., Class A	112,075	8,369
		547,259

Containers & Packaging – 0.9%

3M Co.	228,071	40,193

Ball Corp.	65,987	5,408

International Paper Co.	154,995	7,437

Owens-Illinois, Inc. *	61,708	1,135

Sealed Air Corp.	74,254	3,402

WestRock Co.	94,848	4,598
		62,173

Distributors – Consumer Staples – 0.1%

Sysco Corp.	192,643	9,441

Distributors – Discretionary – 0.1%

Fastenal Co.	109,058	4,556

LKQ Corp. *	115,761	4,105
		8,661

Electrical Equipment – 3.2%

Acuity Brands, Inc.	16,545	4,378

Allegion PLC	36,326	2,503

AMETEK, Inc.	87,974	4,203

Amphenol Corp., Class A	116,462	7,561

Eaton Corp. PLC	171,620	11,277

Emerson Electric Co.	242,871	13,239

Fortive Corp.	113,664	5,786

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Electrical Equipment – 3.2% – continued

General Electric Co.	3,381,380	$100,157

Honeywell International, Inc.	287,104	33,473

Ingersoll-Rand PLC	97,219	6,605

Johnson Controls International PLC	356,153	16,572

Rockwell Automation, Inc.	48,758	5,965

Roper Technologies, Inc.	38,206	6,971

TE Connectivity Ltd.	134,188	8,639
		227,329

Engineering & Construction Services – 0.1%

Fluor Corp.	52,590	2,699

Jacobs Engineering Group, Inc. *	46,109	2,385

Quanta Services, Inc. *	56,706	1,587
		6,671

Gaming, Lodging & Restaurants – 1.6%

Carnival Corp.	163,118	7,963

Chipotle Mexican Grill, Inc. *	10,971	4,646

Darden Restaurants, Inc.	47,901	2,937

Marriott International, Inc., Class A	120,696	8,126

McDonald’s Corp.	321,979	37,144

Royal Caribbean Cruises Ltd.	63,370	4,750

Starbucks Corp.	553,370	29,960

Wyndham Worldwide Corp.	41,680	2,806

Wynn Resorts Ltd.	30,116	2,934

Yum! Brands, Inc.	139,767	12,692
		113,958

Hardware – 4.8%

Apple, Inc.	2,033,183	229,851

Cisco Systems, Inc.	1,897,957	60,203

Corning, Inc.	391,067	9,249

F5 Networks, Inc. *	24,901	3,104

FLIR Systems, Inc.	51,778	1,627

Garmin Ltd.	42,998	2,069

HP, Inc.	645,831	10,030

Juniper Networks, Inc.	145,206	3,494

Motorola Solutions, Inc.	62,562	4,772

NetApp, Inc.	105,655	3,784

Pitney Bowes, Inc.	68,949	1,252

Seagate Technology PLC	112,042	4,319

Western Digital Corp.	106,924	6,252
		340,006

Health Care Facilities & Services – 2.6%

Aetna, Inc.	132,350	15,280

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Health Care Facilities & Services – 2.6% – continued

AmerisourceBergen Corp.	67,920	$5,487

Anthem, Inc.	99,286	12,441

Cardinal Health, Inc.	120,167	9,337

Centene Corp. *	64,247	4,302

Cigna Corp.	96,805	12,616

DaVita, Inc. *	62,785	4,148

Express Scripts Holding Co. *	237,740	16,768

HCA Holdings, Inc. *	111,335	8,420

Henry Schein, Inc. *	30,964	5,046

Humana, Inc.	56,244	9,949

Laboratory Corp. of America Holdings *	38,696	5,320

McKesson Corp.	85,157	14,200

Patterson Cos., Inc.	31,067	1,427

Quest Diagnostics, Inc.	52,705	4,460

UnitedHealth Group, Inc.	359,321	50,305

Universal Health Services, Inc., Class B	34,156	4,209
		183,715

Home & Office Products – 0.7%

D.R. Horton, Inc.	128,235	3,873

Fortune Brands Home & Security, Inc.	58,193	3,381

Leggett & Platt, Inc.	50,106	2,284

Lennar Corp., Class A	71,093	3,010

Masco Corp.	124,742	4,280

Mohawk Industries, Inc. *	23,798	4,768

Newell Brands, Inc.	182,003	9,584

PulteGroup, Inc.	117,210	2,349

Snap-on, Inc.	21,958	3,337

Stanley Black & Decker, Inc.	56,777	6,982

Whirlpool Corp.	28,429	4,610
		48,458

Industrial Services – 0.1%

United Rentals, Inc. *	32,588	2,558

W.W. Grainger, Inc.	21,016	4,725
		7,283

Institutional Financial Services – 1.4%

Bank of New York Mellon (The) Corp.	402,828	16,065

CME Group, Inc.	127,812	13,359

Goldman Sachs Group (The), Inc.	142,242	22,939

Intercontinental Exchange, Inc.	44,941	12,105

Morgan Stanley	555,366	17,805

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Institutional Financial Services – 1.4% – continued

Nasdaq, Inc.	43,374	$2,930

Northern Trust Corp.(1)	80,837	5,496

State Street Corp.	138,328	9,632
		100,331

Insurance – 4.1%

Aflac, Inc.	154,554	11,108

Allstate (The) Corp.	140,108	9,693

American International Group, Inc.	383,790	22,774

Aon PLC	100,240	11,276

Arthur J. Gallagher & Co.	66,908	3,404

Assurant, Inc.	22,704	2,094

Berkshire Hathaway, Inc., Class B *	716,380	103,495

Chubb Ltd.	175,485	22,050

Cincinnati Financial Corp.	56,210	4,239

Hartford Financial Services Group (The), Inc.	145,239	6,219

Lincoln National Corp.	88,288	4,148

Loews Corp.	104,969	4,320

Marsh & McLennan Cos., Inc.	195,604	13,154

MetLife, Inc.	414,636	18,422

Principal Financial Group, Inc.	100,475	5,175

Progressive (The) Corp.	219,255	6,907

Prudential Financial, Inc.	164,887	13,463

Torchmark Corp.	41,888	2,676

Travelers (The) Cos., Inc.	108,762	12,459

Unum Group	88,883	3,138

Willis Towers Watson PLC	48,822	6,482

XL Group Ltd.	104,309	3,508
		290,204

Iron & Steel – 0.1%

Nucor Corp.	120,249	5,946

Leisure Products – 0.1%

Hasbro, Inc.	42,469	3,369

Mattel, Inc.	128,503	3,891
		7,260

Machinery – 0.9%

Caterpillar, Inc.	220,495	19,573

Deere & Co.	109,137	9,315

Dover Corp.	58,590	4,315

Flowserve Corp.	49,161	2,371

Illinois Tool Works, Inc.	120,608	14,454

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Machinery – 0.9% – continued

Parker-Hannifin Corp.	50,644	$6,357

Pentair PLC	62,471	4,013

Xylem, Inc.	67,504	3,541
		63,939

Media – 7.9%

Alphabet, Inc., Class A *	111,254	89,455

Alphabet, Inc., Class C *	111,502	86,670

CBS Corp., Class B (Non Voting)	153,350	8,395

Charter Communications, Inc., Class A *	81,787	22,080

Comcast Corp., Class A	906,574	60,142

Discovery Communications, Inc., Class A *	56,765	1,528

Discovery Communications, Inc., Class C *	85,101	2,239

Expedia, Inc.	45,272	5,284

Facebook, Inc., Class A *	876,515	112,431

Interpublic Group of (The) Cos., Inc.	152,090	3,399

Netflix, Inc. *	161,789	15,944

News Corp., Class A	142,279	1,989

News Corp., Class B	45,373	645

Omnicom Group, Inc.	89,278	7,589

Priceline Group (The), Inc. *	18,735	27,568

Scripps Networks Interactive, Inc., Class A	35,866	2,277

TEGNA, Inc.	80,194	1,753

Time Warner, Inc.	293,596	23,373

TripAdvisor, Inc. *	43,054	2,720

Twenty-First Century Fox, Inc., Class A	401,495	9,724

Twenty-First Century Fox, Inc., Class B	182,755	4,521

VeriSign, Inc. *	35,298	2,762

Viacom, Inc., Class B	130,872	4,986

Walt Disney (The) Co.	557,937	51,810

Yahoo!, Inc. *	330,435	14,242
		563,526

Medical Equipment & Devices – 3.5%

Abbott Laboratories	554,641	23,456

Agilent Technologies, Inc.	122,799	5,783

Baxter International, Inc.	184,582	8,786

Becton Dickinson and Co.	80,315	14,435

Boston Scientific Corp. *	513,412	12,219

C.R. Bard, Inc.	27,660	6,204

Cooper (The) Cos., Inc.	18,491	3,315

Danaher Corp.	229,219	17,968

DENTSPLY SIRONA, Inc.	88,174	5,240

Edwards Lifesciences Corp. *	80,322	9,684

Hologic, Inc. *	105,230	4,086

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Medical Equipment & Devices – 3.5% – continued

Illumina, Inc. *	55,315	$10,048

Intuitive Surgical, Inc. *	14,520	10,524

Medtronic PLC	521,367	45,046

Mettler-Toledo International, Inc. *	9,985	4,192

PerkinElmer, Inc.	41,502	2,329

St. Jude Medical, Inc.	107,453	8,570

Stryker Corp.	117,190	13,642

Thermo Fisher Scientific, Inc.	148,755	23,661

Varian Medical Systems, Inc. *	35,412	3,525

Waters Corp. *	30,391	4,817

Zimmer Biomet Holdings, Inc.	75,457	9,811
		247,341

Metals & Mining – 0.3%

Alcoa, Inc.	496,940	5,039

Freeport-McMoRan, Inc.	458,641	4,981

Newmont Mining Corp.	200,306	7,870
		17,890

Oil, Gas & Coal – 7.2%

Anadarko Petroleum Corp.	205,919	13,047

Apache Corp.	143,077	9,138

Baker Hughes, Inc.	161,280	8,140

Cabot Oil & Gas Corp.	174,967	4,514

Chesapeake Energy Corp. *	247,557	1,552

Chevron Corp.	711,846	73,263

Cimarex Energy Co.	35,836	4,815

Concho Resources, Inc. *	53,526	7,352

ConocoPhillips	467,376	20,317

Devon Energy Corp.	197,631	8,718

EOG Resources, Inc.	207,793	20,096

EQT Corp.	65,018	4,722

Exxon Mobil Corp.	1,564,630	136,561

FMC Technologies, Inc. *	85,743	2,544

Halliburton Co.	324,984	14,585

Helmerich & Payne, Inc.	40,818	2,747

Hess Corp.	101,059	5,419

Kinder Morgan, Inc.	724,394	16,755

Marathon Oil Corp.	318,975	5,043

Marathon Petroleum Corp.	200,017	8,119

Murphy Oil Corp.	60,597	1,842

National Oilwell Varco, Inc.	142,097	5,221

Newfield Exploration Co. *	74,882	3,254

Noble Energy, Inc.	162,033	5,791

Occidental Petroleum Corp.	288,281	21,021

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Oil, Gas & Coal – 7.2% – continued

ONEOK, Inc.	79,361	$4,078

Phillips 66	167,686	13,507

Pioneer Natural Resources Co.	64,006	11,883

Range Resources Corp.	71,315	2,763

Schlumberger Ltd.	524,751	41,266

Southwestern Energy Co. *	187,180	2,591

Spectra Energy Corp.	264,533	11,309

Tesoro Corp.	45,088	3,587

Transocean Ltd. *	130,676	1,393

Valero Energy Corp.	174,066	9,226

Williams (The) Cos., Inc.	257,717	7,920
		514,099

Passenger Transportation – 0.5%

Alaska Air Group, Inc.	46,372	3,054

American Airlines Group, Inc.	199,691	7,311

Delta Air Lines, Inc.	282,950	11,137

Southwest Airlines Co.	234,030	9,101

United Continental Holdings, Inc. *	110,349	5,790
		36,393

Real Estate – 0.0%

CBRE Group, Inc., Class A *	113,222	3,168

Real Estate Investment Trusts – 3.0%

American Tower Corp.	160,576	18,198

Apartment Investment & Management Co.,

Class A	59,187	2,717

AvalonBay Communities, Inc.	51,809	9,214

Boston Properties, Inc.	58,022	7,908

Crown Castle International Corp.	127,372	12,000

Digital Realty Trust, Inc.	55,500	5,390

Equinix, Inc.	26,805	9,656

Equity Residential	137,927	8,873

Essex Property Trust, Inc.	24,723	5,506

Extra Space Storage, Inc.	47,294	3,756

Federal Realty Investment Trust	26,709	4,111

General Growth Properties, Inc.	220,164	6,077

HCP, Inc.	176,444	6,696

Host Hotels & Resorts, Inc.	281,563	4,384

Iron Mountain, Inc.	92,800	3,483

Kimco Realty Corp.	158,383	4,585

Macerich (The) Co.	45,690	3,695

Prologis, Inc.	198,785	10,643

Public Storage	56,267	12,555

Realty Income Corp.	97,266	6,510

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Real Estate Investment Trusts – 3.0% – continued

Simon Property Group, Inc.	118,577	$24,547

SL Green Realty Corp.	37,829	4,089

UDR, Inc.	100,973	3,634

Ventas, Inc.	132,538	9,361

Vornado Realty Trust	64,593	6,537

Welltower, Inc.	135,025	10,096

Weyerhaeuser Co.	282,516	9,024
		213,245

Renewable Energy – 0.0%

First Solar, Inc. *	28,775	1,136

Retail – Consumer Staples – 2.4%

Costco Wholesale Corp.	165,277	25,206

CVS Health Corp.	402,269	35,798

Dollar General Corp.	97,596	6,831

Dollar Tree, Inc. *	88,967	7,022

Kroger (The) Co.	357,970	10,624

Target Corp.	216,930	14,899

Walgreens Boots Alliance, Inc.	322,603	26,008

Wal-Mart Stores, Inc.	571,864	41,243

Whole Foods Market, Inc.	121,043	3,432
		171,063

Retail – Discretionary – 4.7%

Advance Auto Parts, Inc.	27,711	4,132

Amazon.com, Inc. *	148,477	124,321

AutoNation, Inc. *	25,202	1,228

AutoZone, Inc. *	11,025	8,471

Bed Bath & Beyond, Inc.	58,759	2,533

Best Buy Co., Inc.	104,718	3,998

CarMax, Inc. *	72,247	3,854

Coach, Inc.	105,005	3,839

eBay, Inc. *	396,197	13,035

Foot Locker, Inc.	51,112	3,461

Gap (The), Inc.	82,967	1,845

Genuine Parts Co.	56,010	5,626

Home Depot (The), Inc.	466,207	59,992

Kohl’s Corp.	68,093	2,979

L Brands, Inc.	90,448	6,401

Lowe’s Cos., Inc.	330,028	23,831

Macy’s, Inc.	115,915	4,295

Nordstrom, Inc.	44,050	2,285

O’Reilly Automotive, Inc. *	35,810	10,031

Ross Stores, Inc.	149,624	9,621

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Retail – Discretionary – 4.7% – continued

Signet Jewelers Ltd.	28,680	$2,138

Staples, Inc.	244,090	2,087

Tiffany & Co.	40,635	2,951

TJX (The) Cos., Inc.	247,767	18,528

Tractor Supply Co.	50,559	3,405

Ulta Salon Cosmetics & Fragrance, Inc. *	22,035	5,244

Urban Outfitters, Inc. *	33,595	1,160
		331,291

Semiconductors – 3.3%

Analog Devices, Inc.	115,969	7,474

Applied Materials, Inc.	407,875	12,297

Broadcom Ltd.	149,243	25,747

Intel Corp.	1,785,048	67,386

KLA-Tencor Corp.	58,840	4,102

Lam Research Corp.	60,315	5,713

Linear Technology Corp.	90,490	5,365

Microchip Technology, Inc.	81,190	5,045

Micron Technology, Inc. *	391,810	6,966

NVIDIA Corp.	201,878	13,833

Qorvo, Inc. *	48,646	2,712

QUALCOMM, Inc.	556,028	38,088

Skyworks Solutions, Inc.	71,006	5,406

Texas Instruments, Inc.	378,524	26,565

Xilinx, Inc.	95,605	5,195
		231,894

Software – 4.5%

Activision Blizzard, Inc.	257,466	11,406

Adobe Systems, Inc. *	188,079	20,414

Akamai Technologies, Inc. *	65,833	3,488

Autodesk, Inc. *	73,372	5,307

CA, Inc.	117,833	3,898

Cerner Corp. *	113,430	7,004

Citrix Systems, Inc. *	58,573	4,992

Electronic Arts, Inc. *	113,233	9,670

Intuit, Inc.	92,524	10,179

Microsoft Corp.	2,940,443	169,369

Oracle Corp.	1,135,868	44,617

Red Hat, Inc. *	68,361	5,526

salesforce.com, Inc. *	243,028	17,335

Symantec Corp.	231,550	5,812
		319,017

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Specialty Finance – 2.8%

Alliance Data Systems Corp. *	22,162	$4,754

American Express Co.	292,865	18,755

Capital One Financial Corp.	190,992	13,719

Discover Financial Services	152,342	8,615

Fidelity National Information Services, Inc.	123,695	9,528

Fiserv, Inc. *	82,789	8,235

Global Payments, Inc.	58,248	4,471

MasterCard, Inc.	361,814	36,822

Navient Corp.	118,689	1,718

PayPal Holdings, Inc. *	423,523	17,352

Synchrony Financial	298,741	8,365

Total System Services, Inc.	62,649	2,954

Visa, Inc., Class A	711,789	58,865

Western Union (The) Co.	183,013	3,810
		197,963

Technology Services – 2.4%

Accenture PLC, Class A	234,911	28,699

Automatic Data Processing, Inc.	172,120	15,181

Cognizant Technology Solutions Corp., Class A *	229,019	10,927

CSRA, Inc.	55,304	1,488

Dun & Bradstreet (The) Corp.	13,828	1,889

Equifax, Inc.	44,892	6,042

Hewlett Packard Enterprise Co.	627,138	14,267

International Business Machines Corp.	328,201	52,135

Moody’s Corp.	62,982	6,820

Nielsen Holdings PLC	126,478	6,775

Paychex, Inc.	121,412	7,026

S&P Global, Inc.	99,613	12,607

Teradata Corp. *	49,016	1,519

Verisk Analytics, Inc. *	58,995	4,795

Xerox Corp.	323,011	3,272
		173,442

Telecom – 2.6%

AT&T, Inc.	2,321,521	94,277

CenturyLink, Inc.	206,390	5,661

Frontier Communications Corp.	439,259	1,828

Level 3 Communications, Inc. *	109,601	5,083

Verizon Communications, Inc.	1,538,184	79,955
		186,804

Transportation & Logistics – 1.6%

C.H. Robinson Worldwide, Inc.	54,137	3,815

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Transportation & Logistics – 1.6% – continued

CSX Corp.	356,795	$10,882

Expeditors International of Washington, Inc.	67,841	3,495

FedEx Corp.	92,179	16,102

JB Hunt Transport Services, Inc.	33,015	2,679

Kansas City Southern	40,992	3,826

Norfolk Southern Corp.	110,605	10,735

Ryder System, Inc.	20,501	1,352

Union Pacific Corp.	314,242	30,648

United Parcel Service, Inc., Class B	260,802	28,521
		112,055

Transportation Equipment – 0.2%

Cummins, Inc.	58,454	7,491

PACCAR, Inc.	131,933	7,755
		15,246

Utilities – 3.3%

AES Corp.	249,630	3,208

Alliant Energy Corp.	86,189	3,302

Ameren Corp.	91,721	4,511

American Electric Power Co., Inc.	185,392	11,904

American Water Works Co., Inc.	67,327	5,039

CenterPoint Energy, Inc.	162,601	3,777

CMS Energy Corp.	105,555	4,434

Consolidated Edison, Inc.	114,715	8,638

Dominion Resources, Inc.	236,038	17,531

DTE Energy Co.	67,836	6,354

Duke Energy Corp.	259,851	20,799

Edison International	122,826	8,874

Entergy Corp.	67,472	5,177

Eversource Energy	119,889	6,496

Exelon Corp.	348,214	11,592

FirstEnergy Corp.	160,193	5,299

NextEra Energy, Inc.	176,205	21,553

NiSource, Inc.	121,066	2,919

NRG Energy, Inc.	118,297	1,326

PG&E Corp.	188,051	11,503

Pinnacle West Capital Corp.	41,993	3,191

PPL Corp.	255,876	8,846

Public Service Enterprise Group, Inc.	190,799	7,989

SCANA Corp.	54,042	3,911

Sempra Energy	94,209	10,098

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Utilities – 3.1% continued

Southern (The) Co.	369,160	$18,938

WEC Energy Group, Inc.	119,311	7,144

Xcel Energy, Inc.	191,394	7,874
		232,227

Waste & Environment Services & Equipment – 0.2%

Republic Services, Inc.	87,566	4,418

Stericycle, Inc. *	32,123	2,574

Waste Management, Inc.	153,569	9,792
		16,784
Total Common Stocks
(Cost $4,212,630)		7,071,191

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(2)(3)	19,520,992	19,521
Total Investment Companies
(Cost $19,521)		19,521

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT–TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.46%, 3/2/17 (4)(5)	$4,960	$4,952
Total Short Term Investments
(Cost $4,951)		4,952

Total Investments – 99.9%
(Cost $4,237,102)		7,095,664

Other Assets less Liabilities – 0.1%		8,979
NET ASSETS – 100.0%		$7,104,643

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of September 30, 2016 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
^	See Note 13 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	307	$33,162	Long	12/16	$509

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	9.9
Energy	7.3
Financials	12.8
Health Care	14.7
Industrials	9.7
Information Technology	21.2
Materials	2.9
Real Estate	3.1
Telecommunication Services	2.6
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$7,071,191	$–	$–	$7,071,191
Investment Companies	19,521	–	–	19,521
Short-Term Investments	–	4,952	–	4,952
Total Investments	$7,090,712	$4,952	$–	$7,095,664
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$509	$–	$–	$509
(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	111	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 45 funds as of September 30, 2016, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives

EQUITY INDEX FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2016, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
Emerging Markets Equity Index	Long	Hedge/Liquidity
Global Real Estate Index	Long	Hedge/Liquidity
Global Sustainability Index	Long	Hedge/Liquidity
International Equity Index	Long	Hedge/Liquidity
Mid Cap Index	Long	Hedge/Liquidity
Small Cap Index	Long	Hedge/Liquidity
Stock Index	Long	Hedge/Liquidity

At September 30, 2016, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Mid Cap Index, Small Cap Index and Stock Index Funds was approximately $3,694,000, $2,097,000 and $4,952,000, respectively. At September 30, 2016, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds was approximately $1,261,000, $1,803,000, $279,000 and $3,987,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either

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NOTES TO THE FINANCIAL STATEMENTS continued

specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2016, were approximately $1,000, $2,000, $1,000 and $4,000 for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds, respectively. Redemption fees were approximately $1,000, $2,000, $2,000 and $3,000 for the fiscal year ended March 31, 2016, for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds, respectively. These amounts are included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Funds was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
International Equity Index	Annually
Mid Cap Index	Annually
Small Cap Index	Annually
Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance

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SEPTEMBER 30, 2016 (UNAUDITED)

with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2016, the following reclassifications were recorded:

Amounts in thousands	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	CAPITAL STOCK
Emerging Markets Equity Index	$(1,150)	$1,150	$ –
Global Real Estate Index	338	(338)	–
Global Sustainability Index	(79)	79	–
International Equity Index	171	(7,658)	7,487
Small Cap Index	(450)	3	447
Stock Index	368	(1,153)	785

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2015 through the fiscal year ended March 31, 2016, the following Funds incurred net capital losses and/or Section 988 net currency losses which the Funds intend to treat as having been incurred in the following fiscal year:

Amounts in thousands
Emerging Markets Equity Index	$61,021
Global Sustainability Index	731
International Equity Index	43,240

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Emerging Markets Equity Index	$8,017	$192,920
International Equity Index*	4,799	199,248

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2016, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration for the Funds in the table below were as follows:

Amounts in thousands	MARCH 31, 2017		MARCH 31, 2018		MARCH 31, 2019
Emerging Markets Equity Index	$12,794		$101,299		$4,624
International Equity Index	67,464	*	193,709	*	8,431	*

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2019.

The Funds in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

At November 30, 2015, the Global Real Estate Index Fund’s last tax year end, the non-expiring long-term capital loss was approximately $2,245,000. The Fund may offset future capital gains with these capital loss carryforwards.

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NOTES TO THE FINANCIAL STATEMENTS continued

At November 30, 2015, the Global Real Estate Index Fund’s last tax year end, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	NOVEMBER 30, 2016	NOVEMBER 30, 2017	NOVEMBER 30, 2018	NOVEMBER 30, 2019
Global Real Estate Index	$97,594	$496,445	$10,164	$13,694

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

At March 31, 2016, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Emerging Markets Equity Index	$3,283	$ –	$42,403
Global Sustainability Index	1,351	13	36,202
International Equity Index	35,695	–	84,931
Mid Cap Index	5,878	32,496	261,331
Small Cap Index	2,164	4,898	154,289
Stock Index	371	15,941	2,410,589

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2015, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Global Real Estate Index	$ –	$ –	$165,436

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$39,101	$ –
Global Sustainability Index	4,360	3,997
International Equity Index	116,683	–
Mid Cap Index	26,149	95,448

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Small Cap Index	$14,733	$45,858
Stock Index	156,980	84,790

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$47,548	$ –
Global Sustainability Index	4,557	–
International Equity Index	155,000	–
Mid Cap Index	21,604	58,510
Small Cap Index	13,398	39,207
Stock Index	135,413	34,296

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2015 and November 30, 2014 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2015 AND NOVEMBER 30, 2014 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Global Real Estate Index (2015)	$49,559	$–	$6,949
Global Real Estate Index (2014)	48,727	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2015 through March 31, 2016 will be determined at the end of its tax year.

As of March 31, 2016, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for the Global Real Estate Index Fund, filed for the fiscal years ended March 31, 2013 through March 31, 2015 remain subject to examination by the Internal Revenue Service. The Global Real Estate Index Fund’s federal tax returns filed for the tax years ended November 30, 2012 through November 30, 2014 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future

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SEPTEMBER 30, 2016 (UNAUDITED)

unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

J) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2016.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2016.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which was included in Other expenses on the Statements of Operations.

At a meeting held on November 16-17, 2016, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 21, 2016 and will expire on November 20, 2017, unless renewed.

At September 30, 2016, the Global Sustainability Index Fund had an outstanding loan of $300,000. This amount is included in “Accrued other liabilities” on the Fund’s Statements of Assets and Liabilities. The effective interest rate for the outstanding loan was 1.53 percent.

During the six months ended September 30, 2016, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE
Global Real Estate Index	$3,500	1.45%
Global Sustainability Index	8,950	1.53

No other Funds had any borrowings or incurred any interest expense during the six months ended September 30, 2016.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2016, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

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NOTES TO THE FINANCIAL STATEMENTS continued

	CONTRACTUAL ANNUAL MANAGEMENT FEES	CONTRACTUAL EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.21%	0.30%
Global Real Estate Index	0.40%	0.50%
Global Sustainability Index	0.18%	0.30%
International Equity Index	0.18%	0.25%
Mid Cap Index	0.13%	0.15%
Small Cap Index	0.13%	0.15%
Stock Index	0.08%	0.10%

The contractual reimbursement arrangement is expected to continue until at least July 31, 2017. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds (see Note 13) and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio ( the “Portfolio”) (see Note 13), a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to each Fund by NTI as a result of uninvested cash being invested in the Portfolio. Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. At September 30, 2016, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolio’s prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolio. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

For the six months ended September 30, 2016, the following Funds engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES
Global Sustainability Index	$42	$ –

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7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Markets Equity Index	$ –	$562,712	$ –	$278,357
Global Real Estate Index	–	77,122	–	72,948
Global Sustainability Index	–	54,208	–	44,558
International Equity Index	–	400,269	–	550,917
Mid Cap Index	–	268,649	–	200,444
Small Cap Index	–	114,222	–	139,995
Stock Index	–	167,308	–	408,703

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealiz ed gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2016, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Emerging Markets Equity Index	$426,419	$(224,200)	$202,219	$1,773,822
Global Real Estate Index	381,763	(75,010)	306,753	1,666,464
Global Sustainability Index	53,524	(9,045)	44,479	209,157
International Equity Index	721,698	(449,113)	272,585	3,904,045
Mid Cap Index	408,948	(92,548)	316,400	1,609,244
Small Cap Index	320,788	(79,041)	241,747	802,069
Stock Index	2,821,719	(92,215)	2,729,504	4,366,160

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	46,741	$442,642	–	$–	(19,342)	$(185,065)	27,399	$257,577
Global Real Estate Index	15,438	160,287	437	4,556	(14,539)	(150,588)	1,336	14,255
Global Sustainability Index	2,755	32,448	–	–	(2,598)	(31,373)	157	1,075
International Equity Index	35,992	383,874	–	–	(58,826)	(628,589)	(22,834)	(244,715)
Mid Cap Index	14,542	249,430	–	–	(10,511)	(179,780)	4,031	69,650
Small Cap Index	6,916	78,497	–	–	(10,060)	(113,920)	(3,144)	(35,423)
Stock Index	18,241	469,121	568	14,666	(29,551)	(758,781)	(10,742)	(274,994)

Transactions in capital shares for the fiscal year ended March 31, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	113,319	$1,082,270	1,184	$10,432	(105,371)	$(961,632)	9,132	$131,070
Global Real Estate Index	61,780	596,097	828	7,971	(44,685)	(430,358)	17,923	173,710
Global Sustainability Index	6,874	79,926	458	5,205	(4,082)	(46,892)	3,250	38,239
International Equity Index	144,678	1,591,491	1,675	17,954	(102,060)	(1,115,302)	44,293	494,143
Mid Cap Index	25,853	434,556	6,138	96,554	(19,172)	(324,358)	12,819	206,752
Small Cap Index	20,033	229,805	4,392	47,699	(18,617)	(213,907)	5,808	63,597
Stock Index	51,079	1,267,261	4,497	111,209	(48,700)	(1,205,218)	6,876	173,252

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2016, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Emerging Markets Equity Index	Northern Institutional Funds – Diversified Assets Portfolio*	$5,265	$294,478	$287,782	$–	$–	$29	$11,961
Global Real Estate Index	Northern Institutional Funds – Diversified Assets Portfolio*	2,337	106,442	93,128	–	–	13	15,651
Global Sustainability Index	Northern Institutional Funds – Diversified Assets Portfolio*	5,302	28,735	33,959	–	–	7	78
	Northern Trust Corp.	182	48	–	4	–	2	234
	Total	$5,484	$28,783	$33,959	$4	$–	$9	$312
International Equity Index	Northern Institutional Funds – Diversified Assets Portfolio*	28,145	297,819	309,840	–	–	26	16,124
Mid Cap Index	Northern Institutional Funds – Diversified Assets Portfolio*	37,458	247,625	187,795	–	–	60	97,288
Small Cap Index	Northern Institutional Funds – Diversified Assets Portfolio*	21,467	59,932	54,065	–	–	19	27,334
Stock Index	Northern Institutional Funds – Diversified Assets Portfolio*	38,970	197,875	217,324	–	–	23	19,521
	Northern Trust Corp.	5,267	–	–	229	–	60	5,496
	Total	$44,237	$197,875	$217,324	$229	$–	$83	$25,017

*	See Note 13

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2016:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS LOCATION	VALUE		STATEMENT OF LIABILITIES LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net assets – Net unrealized appreciation	$9	*	Net Assets – Net unrealized depreciation	$(187	)*
Global Real Estate Index	Equity contracts	Net assets – Net unrealized appreciation	179	*	Net Assets – Net unrealized depreciation	(60	)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	72		Unrealized depreciation on forward foreign currency exchange contracts	(29)

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SEPTEMBER 30, 2016 (UNAUDITED)

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS LOCATION	VALUE		STATEMENT OF LIABILITIES LOCATION	VALUE
Global Sustainability Index	Equity contracts	Net Assets – Net unrealized appreciation	$44	*	Net Assets – Net unrealized depreciation	$–	*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	10		Unrealized depreciation on forward foreign currency exchange contracts	–
International Equity Index	Equity contracts	Net Assets – Net unrealized appreciation	793	*	Net Assets – Net unrealized depreciation	(275	)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	269		Unrealized depreciation on forward foreign currency exchange contracts	(159)
Mid Cap Index	Equity contracts	Net Assets – Net unrealized appreciation	–	*	Net Assets – Net unrealized depreciation	(723	)*
Small Cap Index	Equity contracts	Net Assets – Net unrealized appreciation	299	*	Net Assets – Net unrealized depreciation	–	*
Stock Index	Equity contracts	Net Assets – Net unrealized appreciation	509	*	Net Assets – Net unrealized depreciation	–	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Fund may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2016, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Global Real Estate Index	Bank of Montreal	$33	$–	$–	$33
	BNY Mellon	20	–	–	20
	JPMorgan Chase	4	–	–	4
	Morgan Stanley	2	(2)	–	–
	Toronto-Dominion Bank	13	(13)	–	–
	Total	$72	$(15)	–	$57
Global Sustainability Index	Bank on Montreal	$1	$–	$–	$1
	BNY Mellon	1	–	–	1
	Citibank	1	–	–	1
	JPMorgan Chase	6	–	–	6
	Morgan Stanley	1	–	–	1
	Total	$10	$–	$–	$10
International Equity Index	Bank on Montreal	$44	$–	$–	$44
	BNY Mellon	116	(4)	–	112

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NOTES TO THE FINANCIAL STATEMENTS continued

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
	Citibank	$11	$–	$–	$11
	JPMorgan Chase	48	(5)	–	43
	Morgan Stanley	–	–	–	–
	Societe Generale	5	(5)	–	–
	Toronto-Dominion Bank	45	(10)	–	35
	Total	$269	$(24)	–	$245

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Global Real Estate Index	Citibank	$(14)	$–	$–	$(14)
	Morgan Stanley	(2)	2	–	–
	Toronto-Dominion Bank	(13)	13	–	–
	Total	$(29)	$15	$–	$(14)
International Equity Index	BNY Mellon	$(4)	$4	$–	$–
	Goldman Sachs	(133)	–	–	(133)
	JPMorgan Chase	(5)	5	–	–
	Societe Generale	(7)	5	–	(2)
	Toronto-Dominion Bank	(10)	10	–	–
	Total	$(159)	$24	–	$(135)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2016:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$5,405
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	23
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	2,932
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	162
Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	777
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	46
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	2,319
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(710)
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	6,248
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	3,501
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	5,529

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SEPTEMBER 30, 2016 (UNAUDITED)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(906)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(29)
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(529)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(165)
Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(101)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	5
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	1,431
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(226)
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,473)
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(703)
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,343)

Volume of derivative activity for the six months ended September 30, 2016*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Emerging Markets Equity Index	7	$1,228	88	$2,256
Global Real Estate Index	83	757	320	678
Global Sustainability Index	46	228	163	176
International Equity Index	132	2,038	198	1,119
Mid Cap Index	–	–	164	2,588
Small Cap Index	–	–	115	960
Stock Index	–	–	103	2,978

*	Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures equity contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In December 2007, the Mid Cap Index Fund (the “Fund”), as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders, including the Fund, in the December 2007 merger, based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al. (the “Creditor Action”), was initiated on October 22, 2010 and is now pending in the U.S. Bankruptcy Court for the Southern District of New York. The Bankruptcy Court has recommended the dismissal of the action, and the plaintiff has objected to the recommendation (and alternatively

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

sought a stay of the dismissal) from the U.S. District Court for the Southern District of New York (until review is completed by the U.S. Supreme Court in a different matter).

The second action, Edward S. Weisfelner, as trustee of the LB Litigation Trust v. Hofmann, et al. (the “Litigation Action”), was initiated as a putative defendant class action on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. The Fund, while not expressly named, is included in the definition of the putative class of defendants. A claim for intentional fraudulent transfer under the U.S. Bankruptcy Code is the only remaining claim in this action.

Limited discovery has occurred in both actions.

The value of the proceeds received by the Fund in the merger was approximately $4,171,000. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

In 2007, the Stock Index Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. On June 2, 2011 the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit and named Northern Funds as a defendant in the U.S. District Count for the Southern District of New York (Deutsche Bank Trust Co. et al. v Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The defendants filed motions to dismiss, some of which were granted by the District Court and affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). Plaintiffs have filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Count. A motion to dismiss the Committee Action has yet to be ruled on by the District Court.

The value of the proceeds received by the Stock Index Fund in the LBO was approximately $790,000, which includes proceeds of approximately $372,000 received by the NIF Equity Index Portfolio, which was acquired by the Stock Index Fund in 2012. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the item noted below.

Prior to October 1, 2016, the uninvested cash of the Funds was invested in the Northern Institutional Funds Diversified Assets Portfolio. Effective October 1, 2016, the Diversified Assets Portfolio changed its name to the Government Assets Portfolio and changed its investment strategy to that of a “government money market fund.” The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Northern Institutional Funds Government Assets Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund.

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EQUITY INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2016 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2016 through September 30, 2016.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/16 - 9/30/16” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 114), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 118), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.30%	$1,000.00	$1,103.50	$1.58
Hypothetical**	0.30%	$1,000.00	$1,023.56	$1.52

GLOBAL REAL ESTATE INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.50%	$1,000.00	$1,056.60	$2.58
Hypothetical**	0.50%	$1,000.00	$1,022.56	$2.54

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.31%	$1,000.00	$1,060.20	$1.60
Hypothetical**	0.31%	$1,000.00	$1,023.51	$1.57

INTERNATIONAL EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.25%	$1,000.00	$1,054.30	$1.29
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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EQUITY INDEX FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2016 (UNAUDITED)

MID CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.15%	$1,000.00	$1,081.80	$0.78
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

SMALL CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.15%	$1,000.00	$1,131.80	$0.80
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

STOCK INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.10%	$1,000.00	$1,063.30	$0.52
Hypothetical**	0.10%	$1,000.00	$1,024.57	$0.51

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2016 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust including the reviews of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement , as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present. In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge (doing business as “Lipper”), a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the

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EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in prior years, including enhancements to cybersecurity controls. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel and noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted that the Emerging Markets Equity Index and Global Real Estate Index Funds underperformed their respective Lipper performance universe averages for the one-, three- and five-year periods ended January 31, 2016, and that the Small Cap Index Fund underperformed its Lipper performance universe average for the one-year period and outperformed for the three- and five-year periods. The Trustees noted that the Global Sustainability Index, International Equity Index, Mid Cap Index and Stock Index Funds outperformed their respective Lipper performance universe averages for the one-, three- and five-year periods. They also noted that each of the Funds slightly underperformed against their benchmarks for the one-, three-, and five-year periods ended March 31, 2016, except for the Global Sustainability Index Fund, which underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods and the Global Real Estate Index Fund, which underperformed its benchmark for the one- and five-year periods and outperformed for the three-year period. The Trustees took into account management’s discussion of the Funds’ performance, including the Funds’ performance relative to their benchmarks and to their peers. The Trustees also considered the high level of correlation and the relatively low tracking error between each of the Funds and its respective index benchmark. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order.

EQUITY INDEX FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the net management fee for each of the Funds was at or below its respective Lipper peer group median. They also considered that each of the Funds’ total expense ratios after reimbursement of expenses and/or waivers was below its respective Lipper category objective median. The Trustees took into account Northern’s discussion of the Funds’ expenses. The Trustees also noted that Northern had waived fees and/or reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds. The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers.

They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and/or expense reimbursements during the year and took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Fund did not have breakpoints. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also noted that the Funds’ net management fees were at or below the median of their respective expense peer groups and that total expenses of each of the Funds after reimbursements/waivers was below the objective median of their respective Lipper category.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

NORTHERN FUNDS SEMIANNUAL REPORT	129	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

EQUITY INDEX FUNDS	130	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	131	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	132	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	CORE BOND FUND
Ticker Symbol: NOCBX

27	FIXED INCOME FUND
Ticker Symbol: NOFIX

38	HIGH YIELD FIXED INCOME FUND
Ticker Symbol: NHFIX

46	SHORT BOND FUND
Ticker Symbol: BSBAX

56	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Ticker Symbol: NSIUX

59	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NTAUX

78	ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NUSFX

88	U.S. GOVERNMENT FUND
Ticker Symbol: NOUGX

91	NOTES TO THE FINANCIAL STATEMENTS

101	FUND EXPENSES

103	APPROVAL OF MANAGEMENT AGREEMENT

108	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	CORE BOND FUND	FIXED INCOME FUND
ASSETS:
Investments, at value	$269,658	$1,394,648
Investments in affiliates, at value	29,842	114,848
Foreign currencies, at value (cost $46)	–	–
Collateral held at custodian (Note 2)	–	144
Interest income receivable	1,288	8,001
Dividend income receivable	5	17
Receivable for foreign tax reclaimable	14	14
Receivable for securities sold	5,150	27,136
Receivable for variation margin on futures contracts	–	–
Receivable for fund shares sold	1,433	617
Receivable from investment adviser	7	25
Prepaid and other assets	4	2
Total Assets	307,401	1,545,452
LIABILITLIES:
Payable for securities purchased	802	5,163
Payable for when-issued securities	22,143	104,931
Payable for variation margin on futures contracts	–	–
Payable for fund shares redeemed	26	1,072
Distributions payable to shareholders	63	383
Due to broker	–	144
Payable to affiliates:
Management fees	18	102
Custody fees	2	3
Shareholder servicing fees	–	1
Transfer agent fees	1	4
Trustee fees	4	17
Accrued other liabilities	26	31
Total Liabilities	23,085	111,851
Net Assets	$284,316	$1,433,601
ANALYSIS OF NET ASSETS:
Capital stock	$277,971	$1,403,636
Accumulated undistributed net investment income (loss)	(403)	(2,177)
Accumulated undistributed net realized gain (loss)	2,246	(909)
Net unrealized appreciation	4,502	33,051
Net Assets	$284,316	$1,433,601
Shares Outstanding ($.0001 par value, unlimited authorization)	26,859	137,223
Net Asset Value, Redemption and Offering Price Per Share	$10.59	$10.45
Investments, at cost	$265,156	$1,361,597
Investments in affiliates, at cost	29,842	114,848

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2016 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND	SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$4,648,619	$450,211	$155,200	$3,375,862	$1,572,477	$26,580
218,042	2,441	8,171	97	26,848	1,169
49	–	–	–	–	–
–	–	–	–	–	–
83,125	1,792	190	20,536	4,026	41
16	1	3	6	6	–
–	–	–	–	–	–
75,659	116	2,000	9,667	2,205	199
–	–	15	–	–	–
2,056	563	634	27,898	361	3
23	3	2	6	10	2
13	4	5	22	17	3
5,027,602	455,131	166,220	3,434,094	1,605,950	27,997

16,103	1,853	3,999	–	1,655	300
132,332	–	6,280	7,575	–	1,046
–	–	21	–	–	4
4,718	356	48	18,938	553	–
3,159	76	19	333	202	4
–	–	–	–	–	–

615	28	10	125	60	2
8	4	2	10	5	2
262	–	–	2	1	–
12	1	–	8	4	–
21	4	9	9	4	3
112	21	25	83	45	25
157,342	2,343	10,413	27,083	2,529	1,386
$4,870,260	$452,788	$155,807	$3,407,011	$1,603,421	$26,611

$5,298,554	$458,688	$156,194	$3,406,032	$1,599,692	$26,745
(387)	(374)	(69)	(221)	(13)	79
(506,146)	(7,014)	(537)	(462)	(951)	(348)
78,239	1,488	219	1,662	4,693	135
$4,870,260	$452,788	$155,807	$3,407,011	$1,603,421	$26,611
724,041	23,899	15,592	336,201	156,923	2,684
$6.73	$18.95	$9.99	$10.13	$10.22	$9.91
$4,570,383	$448,723	$154,989	$3,374,200	$1,567,784	$26,446
218,042	2,441	8,171	97	26,848	1,169

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	CORE BOND FUND	FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND
INVESTMENT INCOME:
Interest income	$2,814	$18,613	$166,420
Dividend income	–	–	1,078
Dividend income from investments in affiliates	45	175	224
Total Investment Income	2,859	18,788	167,722
EXPENSES:
Management fees	503	2,990	18,936
Custody fees	25	82	268
Transfer agent fees	20	104	373
Blue sky fees	10	12	20
SEC fees	7	7	35
Printing fees	7	11	39
Audit fees	9	9	20
Legal fees	10	10	23
Shareholder servicing fees	–	49	389
Trustee fees	6	7	31
Other	7	10	32
Total Expenses	604	3,291	20,166
Less expenses reimbursed by investment adviser	(68)	(154)	(249)
Net Expenses	536	3,137	19,917
Net Investment Income	2,323	15,651	147,805
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	1,778	8,454	(2,467)
Futures contracts	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	2,933	22,367	234,679
Futures contracts	–	–	–
Net Gains	4,711	30,821	232,212
Net Increase in Net Assets Resulting from Operations	$7,034	$46,472	$380,017

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$4,580	$813	$17,350	$10,687	$171
–	–	–	–	–
26	16	21	45	2
4,606	829	17,371	10,732	173

988	306	3,585	1,802	50
35	15	167	85	12
39	12	239	118	2
10	10	14	18	10
7	7	28	14	7
8	7	26	14	7
9	9	18	12	9
10	10	20	13	10
–	6	6	3	1
6	6	25	12	6
7	7	24	13	7
1,119	395	4,152	2,104	121
(73)	(66)	(137)	(128)	(61)
1,046	329	4,015	1,976	60
3,560	500	13,356	8,756	113

804	1,038	1,045	924	223
–	36	–	–	14

1,892	(562)	2,096	5,511	(104)
–	(7)	–	–	(1)
2,696	505	3,141	6,435	132
$6,256	$1,005	$16,497	$15,191	$245

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CORE BOND FUND		FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT BOND FUND
Amounts in thousands	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016
OPERATIONS:
Net investment income	$2,323	$4,547	$15,651	$41,570	$147,805	$298,975	$3,560	$7,892
Net realized gains (losses)	1,778	952	8,454	(5,634)	(2,467)	(387,778)	804	(5,714)
Net change in unrealized appreciation (depreciation)	2,933	(2,745)	22,367	(37,337)	234,679	(153,990)	1,892	(14)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,034	2,754	46,472	(1,401)	380,017	(242,793)	6,256	2,164
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	33,086	27,828	51,661	(521,208)	(487,008)	315,626	(110,346)	(130,343)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	33,086	27,828	51,661	(521,208)	(487,008)	315,626	(110,346)	(130,343)
DISTRIBUTIONS PAID:
From net investment income	(2,622)	(5,035)	(17,169)	(45,038)	(147,175)	(299,109)	(3,772)	(8,246)
From net realized gains	–	(2,278)	–	(9,408)	–	–	–	–
Total Distributions Paid	(2,622)	(7,313)	(17,169)	(54,446)	(147,175)	299,109	(3,772)	(8,246)
Total Increase (Decrease) in Net Assets	37,498	23,269	80,964	(577,055)	(254,166)	(226,276)	(107,862)	(136,425)
NET ASSETS:
Beginning of period	246,818	223,549	1,352,637	1,929,692	5,124,426	5,350,702	560,650	697,075
End of period	$284,316	$246,818	$1,433,601	$1,352,637	$4,870,260	$5,124,426	$452,788	$560,650
Accumulated Undistributed Net Investment Income (Loss)	$(403)	$(104)	$(2,177)	$(659)	$(387)	$(1,017)	$(374)	$(162)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2016

SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016

$500	$956	$13,356	$21,307	$8,756	$15,278	$113	$224
1,074	973	1,045	(923)	924	(1,365)	237	273
(569)	215	2,096	(4,929)	5,511	(3,937)	(105)	(4)
1,005	2,144	16,497	15,455	15,191	9,976	245	493

(10,991)	(17,042)	33,710	196,097	54,404	(61,997)	665	(3,481)
(10,991)	(17,042)	33,710	196,097	54,404	(61,997)	665	(3,481)

(569)	(981)	(13,356)	(21,307)	(8,756)	(15,278)	(125)	(229)
–	–	–	(1,809)	–	(1,208)	–	–
(569)	(981)	(13,356)	(23,116)	(8,756)	(16,486)	(125)	(229)
(10,555)	(15,879)	36,851	188,436	60,839	(68,507)	785	(3,217)

166,362	182,241	3,370,160	3,181,724	1,542,582	1,611,089	25,826	29,043
$155,807	$166,362	$3,407,011	$3,370,160	$1,603,421	$1,542,582	$26,611	$25,826
$(69)	$–	$(221)	$(221)	$(13)	$(13)	$79	$91

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

CORE BOND FUND	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FOUR MONTHS ENDED MAR 31, 2013	FISCAL YEAR ENDED NOV 30, 2012	FISCAL YEAR ENDED NOV 30, 2011
Net Asset Value, Beginning of Period	$10.40	$10.62	$10.27	$10.55	$10.96	$10.74	$10.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.20	0.20	0.24	0.08	0.29	0.32
Net realized and unrealized gains (losses)	0.20	(0.10)	0.42	(0.26)	(0.10)	0.56	0.22
Total from Investment Operations	0.30	0.10	0.62	(0.02)	(0.02)	0.85	0.54
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)	(0.22)	(0.21)	(0.25)	(0.10)	(0.32)	(0.32)
From net realized gains	–	(0.10)	(0.06)	(0.01)	(0.29)	(0.31)	(0.12)
Total Distributions Paid	(0.11)	(0.32)	(0.27)	(0.26)	(0.39)	(0.63)	(0.44)
Net Asset Value, End of Period	$10.59	$10.40	$10.62	$10.27	$10.55	$10.96	$10.74
Total Return(1)	2.74%	1.00%	6.04%	0.02%	(0.33)%	8.25%	5.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$284,316	$246,818	$223,549	$104,195	$77,663	$85,447	$93,371
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.41%	0.41%	0.40%	0.40%	0.39%	0.35%	0.32%
Expenses, before reimbursements and credits	0.46%	0.45%	0.53%	0.84%	0.89%	0.68%	0.62%
Net investment income, net of reimbursements and credits(3)	1.75%	1.92%	1.86%	2.32%	2.44%	2.72%	2.99%
Net investment income, before reimbursements and credits	1.70%	1.88%	1.73%	1.88%	1.94%	2.39%	2.69%
Portfolio Turnover Rate	283.73%	680.40%	813.91%	1,163.54%	417.78%	704.37%	851.07%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $39,000, $32,000, $5,000, $5,000, $4,000, $9,000, and $36,000, which represent 0.03, less than 0.01, 0.005, 0.01, 0.01, 0.01 and 0.04 percent of average net assets for the six months ended September 30, 2016, fiscal years ended March 31, 2016, 2015, and 2014, the four months ended March 31, 2013, and the fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.23	$10.53	$10.24	$10.54	$10.46	$10.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.25	0.29	0.30	0.29	0.27
Net realized and unrealized gains (losses)	0.23	(0.20)	0.30	(0.22)	0.34	0.47
Total from Investment Operations	0.35	0.05	0.59	0.08	0.63	0.74
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.13)	(0.28)	(0.30)	(0.32)	(0.32)	(0.28)
From net realized gains	–	(0.07)	–	(0.06)	(0.23)	(0.14)
Total Distributions Paid	(0.13)	(0.35)	(0.30)	(0.38)	(0.55)	(0.42)
Net Asset Value, End of Period	$10.45	$10.23	$10.53	$10.24	$10.54	$10.46
Total Return(2)	3.42%	0.53%	5.78%	0.85%	6.02%	7.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,433,601	$1,352,637	$1,929,692	$1,487,531	$1,754,426	$1,658,673
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.45%	0.45%	0.45%	0.44%	0.43%	0.75%
Expenses, before reimbursements and credits	0.47%	0.47%	0.52%	0.69%	0.80%	0.98%
Net investment income, net of reimbursements and credits(4)	2.24%	2.52%	2.69%	2.99%	2.75%	2.49%
Net investment income, before reimbursements and credits	2.22%	2.50%	2.62%	2.74%	2.38%	2.26%
Portfolio Turnover Rate	255.74%	554.71%	663.50%	869.07%	1,049.21%	699.97%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $152,000, $148,000, $35,000, $76,000, $321,000 and $184,000, which represent 0.02, less than 0.01, 0.005, 0.005, 0.02, and 0.01 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$6.42	$7.12	$7.61	$7.66	$7.31	$7.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.39	0.43	0.47	0.51	0.53
Net realized and unrealized gains (losses)	0.31	(0.70)	(0.35)	0.10	0.35	(0.14)
Total from Investment Operations	0.51	(0.31)	0.08	0.57	0.86	0.39
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.20)	(0.39)	(0.43)	(0.47)	(0.51)	(0.53)
From net realized gains	–	–	(0.14)	(0.15)	–	–
Total Distributions Paid	(0.20)	(0.39)	(0.57)	(0.62)	(0.51)	(0.53)
Net Asset Value, End of Period	$6.73	$6.42	$7.12	$7.61	$7.66	$7.31
Total Return(2)	7.96%	(4.38)%	1.04%	7.71%	12.18%	5.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,870,260	$5,124,426	$5,350,702	$5,715,393	$5,885,570	$5,360,268
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.80%	0.80%	0.80%	0.78%	0.75%	0.83%
Expenses, before reimbursements and credits	0.81%	0.81%	0.85%	0.95%	0.95%	0.95%
Net investment income, net of reimbursements and credits(4)	5.93%	5.83%	5.75%	6.14%	6.86%	7.33%
Net investment income, before reimbursements and credits	5.92%	5.82%	5.70%	5.97%	6.66%	7.21%
Portfolio Turnover Rate	66.11%	80.15%	91.47%	94.10%	115.51%	88.10%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $190,000, $236,000, $47,000, $124,000, $343,000 and $99,000, which represent less than 0.01, less than 0.005, less than 0.005, less than 0.005, 0.01, and less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FOUR MONTHS ENDED MAR 31, 2013	FISCAL YEAR ENDED NOV 30, 2012	FISCAL YEAR ENDED NOV 30, 2011
Net Asset Value, Beginning of Period	$18.86	$19.03	$19.12	$19.27	$19.27	$18.91	$19.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.24	0.23	0.28	0.06	0.26	0.36
Net realized and unrealized gains (losses)	0.10	(0.16)	(0.08)	(0.14)	–	0.40	(0.08)
Total from Investment Operations	0.23	0.08	0.15	0.14	0.06	0.66	0.28
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.25)	(0.24)	(0.29)	(0.06)	(0.30)	(0.42)
Total Distributions Paid	(0.14)	(0.25)	(0.24)	(0.29)	(0.06)	(0.30)	(0.42)
Net Asset Value, End of Period	$18.95	$18.86	$19.03	$19.12	$19.27	$19.27	$18.91
Total Return(1)	1.21%	0.42%	0.80%	0.75%	0.34%	3.50%	1.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$452,788	$560,650	$697,075	$441,787	$310,171	$162,513	$124,519
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.40%	0.40%	0.40%	0.40%	0.38%	0.35%	0.34%
Expenses, before reimbursements and credits	0.43%	0.42%	0.49%	0.71%	0.74%	0.61%	0.57%
Net investment income, net of reimbursements and credits(3)	1.37%	1.25%	1.21%	1.44%	0.89%	1.39%	1.86%
Net investment income, before reimbursements and credits	1.34%	1.23%	1.12%	1.13%	0.53%	1.13%	1.63%
Portfolio Turnover Rate	126.17%	268.41%	277.34%	424.85%	181.67%	517.67%	411.73%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $20,000, $25,000, $6,000, $18,000, $19,000, $21,000 and $32,000, which represent less than 0.01, 0.005, 0.005, 0.005, 0.02, 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015 and 2014, the four months ended March 31, 2013, and the fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$9.97		$9.89		$9.77	$9.97		$10.13		$10.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.06		0.05	0.03		0.03		0.01
Net realized and unrealized gains (losses)	0.03		0.08		0.12	(0.19)		0.15		0.28
Total from Investment Operations	0.06		0.14		0.17	(0.16)		0.18		0.29
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.06)		(0.05)	(0.04)		(0.06)		(0.02)
From net realized gains	–		–		–	–		(0.28)		(0.45)
Total Distributions Paid	(0.04)		(0.06)		(0.05)	(0.04)		(0.34)		(0.47)
Net Asset Value, End of Period	$9.99		$9.97		$9.89	$9.77		$9.97		$10.13
Total Return(1)	0.56%		1.38%		1.75%	(1.57)%		1.76%		2.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$155,807		$166,362		$182,241	$217,733		$268,597		$319,615
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.41	%(3)	0.41	%(3)	0.41%	0.40	%(3)	0.38	%(3)	0.79	%(3)
Expenses, before reimbursements and credits	0.49%		0.47%		0.54%	0.73%		0.85%		0.99%
Net investment income, net of reimbursements and credits	0.62	%(3)	0.55	%(3)	0.47%	0.32	%(3)	0.34	%(3)	0.14	%(3)
Net investment income (loss), before reimbursements and credits	0.54%		0.49%		0.34%	(0.01)%		(0.13)%		(0.06)%
Portfolio Turnover Rate	494.89%		783.51%		670.75%	1,567.58%		2,309.43%		1,331.05%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $22,000, $16,000, $5,000, $55,000 and $297,000, which represent less than 0.03, 0.01, 0.005, 0.02 and 0.04 percent of average net assets for the six months ended September 30, 2016, the fiscal years ended March 31, 2016, 2014, 2013 and 2012 respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.12		$10.15	$10.16		$10.16		$10.13		$10.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.07	0.06		0.06		0.07		0.10
Net realized and unrealized gains (losses)	0.01		(0.03)	(0.01)		–	(1)	0.04		0.02
Total from Investment Operations	0.05		0.04	0.05		0.06		0.11		0.12
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.07)	(0.05)		(0.06)		(0.08)		(0.10)
From net realized gains	–		– (1)	(0.01)		–	(1)	–		(0.01)
Total Distributions Paid	(0.04)		(0.07)	(0.06)		(0.06)		(0.08)		(0.11)
Net Asset Value, End of Period	$10.13		$10.12	$10.15		$10.16		$10.16		$10.13
Total Return(2)	0.52%		0.41%	0.52%		0.63%		1.08%		1.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,407,011		$3,370,160	$3,181,724		$2,828,389		$2,244,236		$1,345,415
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.25	%(4)	0.25%	0.25	%(4)	0.25	%(4)	0.20	%(4)	0.25	%(4)
Expenses, before reimbursements and credits	0.26%		0.26%	0.30%		0.43%		0.43%		0.43%
Net investment income, net of reimbursements and credits	0.84	%(4)	0.66%	0.55	%(4)	0.60	%(4)	0.62	%(4)	0.95	%(4)
Net investment income, before reimbursements and credits	0.83%		0.65%	0.50%		0.42%		0.39%		0.77%
Portfolio Turnover Rate	21.42%		52.48%	131.54	%(5)	41.85%		32.02%		116.89	%(5)

(1)	Per share amounts were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds approximately $42,000, $1,000, $3,000, $17,000 and $16,000, which represent less than 0.005, less than 0.005, less than 0.001, less than 0.001 and less than 0.005 percent of average net assets for the six months ended September 30, 2016, the fiscal years ended March 31, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Portfolio Turnover would have been 59.34% and 36.16% for the fiscal years ended 2015 and 2012, respectively, with the exclusion of short term investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.18	$10.21	$10.22	$10.22	$10.18	$10.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.09	0.08	0.07	0.10	0.12
Net realized and unrealized gains (losses)	0.04	(0.02)	– (1)	0.01	0.05	0.05
Total from Investment Operations	0.10	0.07	0.08	0.08	0.15	0.17
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)	(0.09)	(0.08)	(0.07)	(0.10)	(0.12)
From net realized gains	–	(0.01)	(0.01)	(0.01)	(0.01)	(0.02)
Total Distributions Paid	(0.06)	(0.10)	(0.09)	(0.08)	(0.11)	(0.14)
Net Asset Value, End of Period	$10.22	$10.18	$10.21	$10.22	$10.22	$10.18
Total Return(2)	0.96%	0.70%	0.77%	0.77%	1.49%	1.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,603,421	$1,542,582	$1,611,089	$1,700,630	$1,101,143	$464,677
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.27%	0.26%	0.31%	0.44%	0.45%	0.44%
Net investment income, net of reimbursements and credits(4)	1.11%	0.90%	0.75%	0.70%	0.90%	1.12%
Net investment income, before reimbursements and credits	1.09%	0.89%	0.69%	0.51%	0.70%	0.93%
Portfolio Turnover Rate	27.31%	50.95%	62.53%	36.50%	49.42%	45.97%

(1)	Per share amounts were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $40,000, $42,000, $6,000, $14,000, $26,000 and $8,000, which represent less than 0.01, 0.005, 0.005, 0.005, 0.005 and 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$9.87		$9.76		$9.53	$9.85		$9.97		$9.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.08		0.08	0.07		0.06		0.05
Net realized and unrealized gains (losses)	0.05		0.11		0.23	(0.32)		0.22		0.49
Total from Investment Operations	0.09		0.19		0.31	(0.25)		0.28		0.54
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.08)		(0.08)	(0.07)		(0.07)		(0.06)
From net realized gains	–		–		–	–		(0.33)		(0.28)
Total Distributions Paid	(0.05)		(0.08)		(0.08)	(0.07)		(0.40)		(0.34)
Net Asset Value, End of Period	$9.91		$9.87		$9.76	$9.53		$9.85		$9.97
Total Return(1)	0.89%		1.99%		3.24%	(2.52)%		2.75%		5.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$26,611		$25,826		$29,043	$34,146		$49,724		$61,505
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.44	%(3)	0.43%	0.41	%(3)	0.39	%(3)	0.76	%(3)
Expenses, before reimbursements and credits	0.92%		0.81%		0.98%	1.31%		1.22%		1.14%
Net investment income, net of reimbursements and credits	0.87	%(3)	0.83	%(3)	0.78%	0.65	%(3)	0.51	%(3)	0.50	%(3)
Net investment income (loss), before reimbursements and credits	0.40%		0.46%		0.23%	(0.25)%		(0.32)%		0.12%
Portfolio Turnover Rate	372.00%		601.88%		545.92%	1,734.43%		2,761.35%		1,609.59%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $2,000, $1,000, $11,000, and $13,000, which represent 0.02, less than 0.01, 0.005, 0.02 and 0.02 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2014, 2013, and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.0%

Commercial Mortgage-Backed Securities – 7.0%

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2 1.99%, 4/10/46	$1,195	$1,202

Commercial Mortgage Trust, Series 2013-CR6, Class A2 2.12%, 3/10/46	2,215	2,227

Commercial Mortgage Trust, Series 2013-CR9, Class A2 3.06%, 7/10/45	174	178

Commercial Mortgage Trust, Series 2014-CR16, Class A2 3.04%, 4/10/47	220	227

Commercial Mortgage Trust, Series 2014-LC15, Class A2 2.84%, 4/10/47	100	103

Commercial Mortgage Trust, Series 2015-PC1, Class A2 3.15%, 7/10/50	1,270	1,330

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2 3.02%, 8/15/46	2,710	2,792

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2 3.05%, 4/15/47	2,790	2,889

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2 6.29%, 4/15/41 (1)	1,975	2,061

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2 1.86%, 2/15/46	807	810

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2 1.97%, 5/15/46	2,088	2,103

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2 2.92%, 2/15/47	375	386

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2 2.85%, 6/15/47	640	661

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2 2.98%, 7/15/50	150	156

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4 6.48%, 1/11/43 (1)	2,037	2,132

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.0% – continued

Commercial Mortgage-Backed Securities – 7.0% – continued

WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A2 2.93%, 3/15/46	$500	$515

WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2 3.04%, 5/15/47	260	270
		20,042

Credit Card – 6.8%

Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5 1.60%, 5/17/21	645	650

Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7 1.45%, 8/16/21	2,250	2,262

Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4 1.33%, 6/15/22	2,700	2,696

Chase Issuance Trust, Series 2016-A2, Class A 1.37%, 6/15/21	2,270	2,277

Chase Issuance Trust, Series 2016-A5, Class A5 1.27%, 7/15/21	2,740	2,740

Discover Card Execution Note Trust, Series 2015-A3, Class A 1.45%, 3/15/21	1,540	1,549

Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.64%, 7/15/21	2,345	2,367

Discover Card Execution Note Trust, Series 2016-A4, Class A4 1.39%, 3/15/22	2,775	2,779

Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.04%, 3/15/22	1,300	1,319

Synchrony Credit Card Master Note Trust, Series 2016-3, Class A 1.58%, 9/15/22	555	556
		19,195

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.0% – continued

Other – 0.2%

CNH Equipment Trust, Series 2016-C, Class A3 1.44%, 12/15/21	$705	$706
Total Asset-Backed Securities
(Cost $39,965)		39,943

CORPORATE BONDS – 32.2%

Aerospace & Defense – 0.3%

Lockheed Martin Corp., 2.50%, 11/23/20	200	207
3.10%, 1/15/23	75	79
3.80%, 3/1/45	240	245

Northrop Grumman Corp., 3.25%, 8/1/23	262	280

United Technologies Corp., 4.50%, 6/1/42	110	127
		938

Auto Parts Manufacturing – 0.1%

Delphi Corp., 4.15%, 3/15/24	185	199

Automobiles Manufacturing – 1.4%

Ford Motor Co., 7.45%, 7/16/31	280	370

Ford Motor Credit Co. LLC, 3.10%, 5/4/23	345	347
3.66%, 9/8/24	550	567

General Motors Co., 4.88%, 10/2/23	20	22

General Motors Financial Co., Inc., 3.20%, 7/13/20	490	502
3.70%, 11/24/20	660	687
4.20%, 3/1/21	275	289
3.20%, 7/6/21	340	344
4.25%, 5/15/23	680	706

Nissan Motor Acceptance Corp., 2.35%, 3/4/19 (2)	280	285
		4,119

Banks – 0.7%

Capital One N.A., 1.50%, 3/22/18	355	354

PNC Bank N.A., 2.70%, 11/1/22	205	208

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Banks – 0.7% – continued
3.25%, 6/1/25	$520	$548

PNC Financial Services Group (The), Inc., 4.85%, 6/1/23 (3)	625	623

US Bancorp, 3.10%, 4/27/26	270	279
		2,012

Biotechnology – 0.6%

Amgen, Inc., 4.40%, 5/1/45	330	347

Biogen, Inc., 2.90%, 9/15/20	210	218

Celgene Corp., 5.25%, 8/15/43	345	390

Gilead Sciences, Inc., 4.40%, 12/1/21	325	363
5.65%, 12/1/41	315	391
		1,709

Cable & Satellite – 0.8%

Comcast Corp., 6.30%, 11/15/17	425	449
3.38%, 2/15/25	865	926
4.25%, 1/15/33	428	475
6.40%, 5/15/38	285	396
		2,246

Chemicals – 0.6%

CF Industries, Inc., 5.15%, 3/15/34	290	292

Eastman Chemical Co., 3.60%, 8/15/22	20	21
3.80%, 3/15/25	240	254
4.65%, 10/15/44	425	434

PPG Industries, Inc., 2.30%, 11/15/19	260	264

Praxair, Inc., 4.05%, 3/15/21	60	66
3.20%, 1/30/26	295	316
		1,647

Communications Equipment – 1.0%

Apple, Inc., 2.70%, 5/13/22	480	502
3.25%, 2/23/26	395	420
4.45%, 5/6/44	150	168

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Communications Equipment – 1.0% – continued
4.65%, 2/23/46	$815	$940
3.85%, 8/4/46	210	215

Cisco Systems, Inc., 5.90%, 2/15/39	492	659
		2,904

Consumer Finance – 0.8%

American Express Credit Corp., 2.38%, 5/26/20	285	292

Capital One Financial Corp., 4.20%, 10/29/25	1,040	1,085

Visa, Inc., 2.80%, 12/14/22	815	854
		2,231

Consumer Products – 0.0%

Colgate-Palmolive Co., 2.30%, 5/3/22	95	98

Consumer Services – 0.4%

Ecolab, Inc., 1.45%, 12/8/17	425	426

ERAC USA Finance LLC, 3.85%, 11/15/24 (2)	125	134
7.00%, 10/15/37 (2)	440	600
4.50%, 2/15/45 (2)	85	91
		1,251

Containers & Packaging – 0.1%

3M Co., 2.00%, 8/7/20	145	149

Diversified Banks – 4.4%

Bank of America Corp., 5.70%, 1/24/22	55	64
4.13%, 1/22/24	195	211
4.00%, 4/1/24	5	5
4.00%, 1/22/25	1,015	1,052
4.45%, 3/3/26	135	145
6.11%, 1/29/37	480	587
5.00%, 1/21/44	587	691

Citigroup, Inc., 2.05%, 12/7/18	390	393
4.50%, 1/14/22	380	420
4.05%, 7/30/22	375	398
3.88%, 3/26/25	630	650
4.60%, 3/9/26	515	550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Diversified Banks – 4.4% – continued
3.40%, 5/1/26	$540	$558
4.45%, 9/29/27	650	680
6.68%, 9/13/43	523	688

JPMorgan Chase & Co., 7.90%, 4/30/18 (3)	389	400
6.30%, 4/23/19	335	373
5.00%, 7/1/19 (3)	265	261
5.30%, 5/1/20 (3)	280	284
4.25%, 10/15/20	15	16
2.55%, 3/1/21	200	204
2.70%, 5/18/23	115	116
3.90%, 7/15/25	900	970

Wells Fargo & Co., 7.98%, 3/15/18 (3)	125	131
2.15%, 1/30/20	250	252
2.60%, 7/22/20	195	199
2.50%, 3/4/21	245	249
3.50%, 3/8/22	180	191
3.00%, 4/22/26	970	979
4.30%, 7/22/27	178	192
3.90%, 5/1/45	470	484
		12,393

Electrical Equipment Manufacturing – 0.4%

Fortive Corp., 3.15%, 6/15/26 (2)	160	165

Keysight Technologies, Inc., 3.30%, 10/30/19	235	239

Roper Technologies, Inc., 6.25%, 9/1/19	125	140
3.00%, 12/15/20	620	644
		1,188

Entertainment Content – 1.2%

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22 (2)	435	469

Time Warner, Inc., 2.95%, 7/15/26	935	946
6.10%, 7/15/40	670	842
4.85%, 7/15/45	940	1,051
		3,308

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Exploration & Production – 0.1%

Kerr-McGee Corp., 6.95%, 7/1/24	$150	$180

Financial Services – 2.8%

FMR LLC, 6.45%, 11/15/39 (2)	675	881

Goldman Sachs Group (The), Inc., 2.63%, 1/31/19	485	495
2.55%, 10/23/19	230	235
5.75%, 1/24/22	520	604
4.00%, 3/3/24	522	561
3.75%, 5/22/25	470	494
3.75%, 2/25/26	457	480
6.45%, 5/1/36	420	519
6.75%, 10/1/37	520	662
4.80%, 7/8/44	675	759

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (2)	105	122

Morgan Stanley, 2.50%, 1/24/19	365	372
2.38%, 7/23/19	310	315
3.70%, 10/23/24	50	53
4.00%, 7/23/25	162	174
5.00%, 11/24/25	260	290
3.88%, 1/27/26	640	679
4.30%, 1/27/45	326	349
		8,044

Food & Beverage – 1.1%

Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/19	360	363
3.70%, 2/1/24	95	103
4.90%, 2/1/46	390	464

Beam Suntory, Inc., 3.25%, 6/15/23	390	399

ConAgra Foods, Inc., 2.10%, 3/15/18	207	209

Diageo Investment Corp., 2.88%, 5/11/22	359	377

Molson Coors Brewing Co., 5.00%, 5/1/42	315	365

PepsiCo, Inc., 3.60%, 3/1/24	135	148
2.85%, 2/24/26	45	47

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Food & Beverage – 1.1% – continued

Tyson Foods, Inc., 2.65%, 8/15/19	$300	$307
4.88%, 8/15/34	195	216
		2,998

Hardware – 0.1%

NetApp, Inc., 2.00%, 12/15/17	227	228

Health Care Facilities & Services – 0.7%

Cardinal Health, Inc., 1.70%, 3/15/18	483	485
4.50%, 11/15/44	635	698

Laboratory Corp. of America Holdings, 2.63%, 2/1/20	150	153

McKesson Corp., 4.88%, 3/15/44	560	658
		1,994

Industrial Other – 0.1%

SBA Tower Trust, 2.93%, 12/15/17 (2)	195	196

WW Grainger, Inc., 4.60%, 6/15/45	165	193
		389

Life Insurance – 0.6%

MetLife, Inc., 6.40%, 12/15/36	162	179

Principal Financial Group, Inc., 1.85%, 11/15/17	190	191

Protective Life Corp., 8.45%, 10/15/39	370	522

Prudential Financial, Inc., 2.35%, 8/15/19	195	199

Reinsurance Group of America, Inc., 4.70%, 9/15/23	439	480
		1,571

Machinery Manufacturing – 0.2%

Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 8/15/18	225	248

Parker-Hannifin Corp., 4.20%, 11/21/34	345	389
		637

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Managed Care – 1.1%

Aetna, Inc., 3.20%, 6/15/26	$685	$696

Anthem, Inc., 1.88%, 1/15/18	100	101
2.25%, 8/15/19	515	522
4.65%, 8/15/44	505	551

Humana, Inc., 3.85%, 10/1/24	320	343
4.63%, 12/1/42	245	258

UnitedHealth Group, Inc., 3.75%, 7/15/25	290	318
3.10%, 3/15/26	385	402
		3,191

Mass Merchants – 0.3%

Target Corp., 3.63%, 4/15/46	110	114

Wal-Mart Stores, Inc., 3.30%, 4/22/24	385	419
5.00%, 10/25/40	215	272
		805

Medical Equipment & Devices Manufacturing – 0.4%

Abbott Laboratories, 2.55%, 3/15/22	885	909

Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	285	294
		1,203

Metals & Mining – 0.2%

Commercial Metals Co., 7.35%, 8/15/18	130	140

Glencore Funding LLC, 2.13%, 4/16/18 (2)	180	179
3.13%, 4/29/19 (2)	215	216
		535

Oil & Gas Services & Equipment – 0.1%

Halliburton Co., 3.80%, 11/15/25	180	186

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Pharmaceuticals – 0.3%

AbbVie, Inc., 4.50%, 5/14/35	$540	$575

Zoetis, Inc., 4.70%, 2/1/43	379	399
		974

Pipeline – 0.5%

Boardwalk Pipelines L.P., 5.95%, 6/1/26	175	194

Energy Transfer Partners L.P., 3.60%, 2/1/23	320	315

Enterprise Products Operating LLC, 6.30%, 9/15/17	225	235

Kinder Morgan Energy Partners L.P., 5.95%, 2/15/18	430	452

Sunoco Logistics Partners Operations L.P., 4.25%, 4/1/24	235	244
		1,440

Power Generation – 0.2%

Exelon Generation Co. LLC, 2.95%, 1/15/20	220	227
4.00%, 10/1/20	425	454
		681

Property & Casualty Insurance – 0.3%

American International Group, Inc., 3.38%, 8/15/20	350	369

Berkshire Hathaway, Inc., 2.20%, 3/15/21	160	165

Chubb INA Holdings, Inc., 2.30%, 11/3/20	200	205
		739

Publishing & Broadcasting – 0.5%

21st Century Fox America, Inc., 7.25%, 5/18/18	215	235
6.90%, 8/15/39	590	792

NBCUniversal Enterprise, Inc., 5.25%, 3/19/21 (2)(4)	495	529
		1,556

Railroad – 0.9%

Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	215	227
3.65%, 9/1/25	490	539

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Railroad – 0.9% – continued
4.55%, 9/1/44	$605	$700

CSX Corp., 4.75%, 5/30/42	510	585
3.95%, 5/1/50	245	245

Union Pacific Corp., 3.38%, 2/1/35	240	245
		2,541

Real Estate – 0.8%

EPR Properties, 4.50%, 4/1/25	600	608

ERP Operating L.P., 4.50%, 7/1/44	405	443

HCP, Inc., 3.88%, 8/15/24	235	241

Host Hotels & Resorts L.P., 4.00%, 6/15/25	150	153

Ventas Realty L.P., 3.25%, 10/15/26	305	308
5.70%, 9/30/43	230	277

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (2)	210	210
		2,240

Refining & Marketing – 0.1%

Phillips 66, 4.65%, 11/15/34	395	428

Restaurants – 0.5%

McDonald’s Corp., 5.80%, 10/15/17	185	194
2.10%, 12/7/18	355	360
2.75%, 12/9/20	530	550
4.70%, 12/9/35	305	345
		1,449

Retail – Consumer Discretionary – 0.9%

Amazon.com, Inc., 3.80%, 12/5/24	690	765
4.80%, 12/5/34	520	611

Home Depot (The), Inc., 2.00%, 4/1/21	700	712
4.25%, 4/1/46	35	40

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Retail – Consumer Discretionary – 0.9% – continued

Lowe’s Cos., Inc., 3.70%, 4/15/46	$110	$114

TJX (The) Cos., Inc., 2.25%, 9/15/26	405	398
		2,640

Retail – Consumer Staples – 0.1%

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	115	135

Sysco Corp., 3.30%, 7/15/26	95	98
		233

Semiconductors – 0.2%

KLA-Tencor Corp., 4.13%, 11/1/21	375	404
5.65%, 11/1/34	135	150
		554

Software & Services – 0.6%

CA, Inc., 2.88%, 8/15/18	205	209

International Business Machines Corp., 1.80%, 5/17/19	365	370

Microsoft Corp., 3.70%, 8/8/46	545	552

Oracle Corp., 2.40%, 9/15/23	445	448
		1,579

Supermarkets & Pharmacies – 0.7%

CVS Health Corp., 2.25%, 8/12/19	354	361
5.13%, 7/20/45	290	355

Walgreens Boots Alliance, Inc., 2.60%, 6/1/21	495	506
3.30%, 11/18/21	430	455
3.80%, 11/18/24	245	263
		1,940

Tobacco – 1.1%

Altria Group, Inc., 5.38%, 1/31/44	655	825

Philip Morris International, Inc., 2.13%, 5/10/23	580	579
3.60%, 11/15/23	195	213

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Tobacco – 1.1% – continued

Reynolds American, Inc., 4.45%, 6/12/25	$480	$535
5.85%, 8/15/45	355	461

RJ Reynolds Tobacco Co., 8.13%, 6/23/19	430	504
		3,117

Transportation & Logistics – 0.3%

FedEx Corp., 4.75%, 11/15/45	785	897

Utilities – 1.0%

Berkshire Hathaway Energy Co., 3.50%, 2/1/25	755	810

CenterPoint Energy, Inc., 6.50%, 5/1/18	190	203

CMS Energy Corp., 8.75%, 6/15/19	220	260

Dominion Gas Holdings LLC, 4.60%, 12/15/44	255	275

Dominion Resources, Inc., 2.50%, 12/1/19	280	287

Duke Energy Florida LLC, 3.40%, 10/1/46	225	219

Exelon Corp., 5.63%, 6/15/35	170	203

Jersey Central Power & Light Co., 4.70%, 4/1/24 (2)	225	246

NextEra Energy Capital Holdings, Inc., 2.40%, 9/15/19	330	337
		2,840

Wireless Telecommunications Services – 2.6%

AT&T, Inc., 3.00%, 6/30/22	745	766
4.13%, 2/17/26	665	719
4.50%, 5/15/35	255	268
4.80%, 6/15/44	870	913

Verizon Communications, Inc., 3.50%, 11/1/21	735	789

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.2% – continued

Wireless Telecommunications Services – 2.6% – continued
4.15%, 3/15/24	$915	$1,010
6.40%, 9/15/33	720	933
5.01%, 8/21/54	1,721	1,900
		7,298
Total Corporate Bonds
(Cost $88,111)		91,499

FOREIGN ISSUER BONDS – 4.4%

Auto Parts Manufacturing – 0.1%

Magna International, Inc., 4.15%, 10/1/25	165	181

Banks – 0.8%

Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24 (2)	460	486

Credit Suisse A.G., 5.40%, 1/14/20	345	377
3.00%, 10/29/21	280	288

Lloyds Bank PLC, 2.30%, 11/27/18	500	505
6.50%, 9/14/20 (2)	215	244

Lloyds Banking Group PLC, 4.50%, 11/4/24	50	52
5.30%, 12/1/45 (2)	150	162

Toronto-Dominion Bank (The), 3.63%, 9/15/31 (1)	335	336
		2,450

Chemicals – 0.3%

Agrium, Inc., 4.90%, 6/1/43	170	179

LYB International Finance B.V., 4.88%, 3/15/44	269	291

LyondellBasell Industries N.V., 5.00%, 4/15/19	215	231

Potash Corp. of Saskatchewan, Inc., 3.25%, 12/1/17	115	117
		818

Commercial Finance – 0.1%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	220	235

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 4.4% – continued

Diversified Banks – 0.9%

BNP Paribas S.A., 2.38%, 5/21/20	$50	$51
4.38%, 9/28/25 (2)	455	466

HSBC Holdings PLC, 5.63%, 1/17/20 (3)	445	439
5.25%, 3/14/44	695	782

Nordea Bank AB, 5.50%, 9/23/19 (2)(3)	305	300

Royal Bank of Canada, 4.65%, 1/27/26	415	452
		2,490

Electrical Equipment Manufacturing – 0.5%

Siemens Financieringsmaatschappij N.V., 1.70%, 9/15/21 (2)	655	650
2.00%, 9/15/23 (2)	590	581

Tyco Electronics Group S.A., 6.55%, 10/1/17	180	189
		1,420

Financial Services – 0.2%

GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	110	123

UBS Group Funding Jersey Ltd., 2.95%, 9/24/20 (2)	460	471
		594

Food & Beverage – 0.1%

Suntory Holdings Ltd., 2.55%, 9/29/19 (2)	360	367

Hardware – 0.1%

Seagate HDD Cayman, 4.75%, 1/1/25	260	246

Integrated Oils – 0.8%

BP Capital Markets PLC, 1.38%, 11/6/17	365	365
3.54%, 11/4/24	480	510
3.02%, 1/16/27	415	421

Petro-Canada, 6.05%, 5/15/18	345	369

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 4.4% – continued

Integrated Oils – 0.8% – continued

Shell International Finance B.V., 2.13%, 5/11/20	$265	$269

Suncor Energy, Inc., 3.60%, 12/1/24	365	383
		2,317

Pharmaceuticals – 0.3%

Actavis Funding SCS, 4.55%, 3/15/35	215	228

Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	545	543
		771

Property & Casualty Insurance – 0.1%

Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	190	208

Railroad – 0.1%

Canadian Pacific Railway Co., 4.80%, 9/15/35	325	371
Total Foreign Issuer Bonds
(Cost $12,077)		12,468

U.S. GOVERNMENT AGENCIES – 27.7% (5)

Fannie Mae – 27.1%

Pool #535714 7.50%, 1/1/31	8	10

Pool #555599 7.00%, 4/1/33	18	19

Pool #656035 7.50%, 9/1/32	2	2

Pool #712130 7.00%, 6/1/33	12	14

Pool #845182 5.50%, 11/1/35	19	22

Pool #890009 5.50%, 9/1/36	101	115

Pool #890384 4.50%, 10/1/41	20	22

Pool #893082 3.09%, 9/1/36 (1)	126	132

Pool #932638 5.00%, 3/1/40	276	311

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.7% (5) – continued

Fannie Mae – 27.1% – continued

Pool #AA7583 4.50%, 6/1/39	$24	$26

Pool #AB1470 4.50%, 9/1/40	297	326

Pool #AB3114 5.00%, 6/1/41	223	248

Pool #AB9522 3.50%, 5/1/43	1,437	1,522

Pool #AC6118 4.50%, 11/1/39	288	316

Pool #AC9581 5.50%, 1/1/40	155	178

Pool #AD0915 5.50%, 12/1/38	162	185

Pool #AD1645 5.00%, 3/1/40	32	36

Pool #AD6929 5.00%, 6/1/40	204	227

Pool #AD7775 4.50%, 8/1/40	578	644

Pool #AH1507 4.50%, 12/1/40	357	396

Pool #AH9109 4.50%, 4/1/41	23	25

Pool #AI8193 4.50%, 8/1/41	1,198	1,312

Pool #AL4408 4.50%, 11/1/43	1,594	1,771

Pool #AL4908 4.00%, 2/1/44	406	442

Pool #AL5686 4.00%, 9/1/44	1,112	1,212

Pool #AL8352 3.00%, 10/1/44	4,452	4,638

Pool #AQ9333 4.00%, 1/1/43	1,092	1,190

Pool #AS3473 4.00%, 10/1/44	2,520	2,707

Pool #AS3655 4.50%, 10/1/44	1,045	1,145

Pool #AS3797 5.00%, 11/1/44	927	1,029

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.7% (5) – continued

Fannie Mae – 27.1% – continued

Pool #AS5722 3.50%, 9/1/45	$462	$488

Pool #AS6075 4.00%, 10/1/45	2,374	2,552

Pool #AS6184 3.50%, 11/1/45	3,450	3,706

Pool #AS6520 3.50%, 1/1/46	2,563	2,704

Pool #AS6730 3.50%, 2/1/46	2,340	2,468

Pool #AS6996 4.00%, 4/1/46	2,379	2,557

Pool #AS7375 3.00%, 6/1/46	1,252	1,302

Pool #AS7580 3.00%, 7/1/46	2,395	2,492

Pool #AU7032 4.00%, 11/1/43	3,961	4,314

Pool #AW2706 4.00%, 4/1/44	2,371	2,547

Pool #AW6233 4.50%, 6/1/44	990	1,100

Pool #AZ7903 4.00%, 6/1/41	1,486	1,599

Pool #BC0326 3.50%, 12/1/45	2,411	2,543

Pool #BC4898 3.50%, 2/1/46	2,541	2,681

Pool #MA2522 3.50%, 2/1/46	1,692	1,785

Pool TBA 10/16/46 (6)	21,100	22,157
		77,217

Freddie Mac – 0.2%

Pool #1B3575 5.96%, 9/1/37 (1)	16	16

Pool #1G2296 6.17%, 11/1/37 (1)	117	125

Pool #1J0365 3.00%, 4/1/37 (1)	153	162

Pool #1J2840 3.15%, 9/1/37 (1)	174	185
		488

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.7% (5) – continued

Freddie Mac Gold – 0.4%

Pool #A65182 6.50%, 9/1/37	$313	$372

Pool #C02790 6.50%, 4/1/37	155	177

Pool #C02838 5.50%, 5/1/37	166	189

Pool #C03517 4.50%, 9/1/40	222	245

Pool #G01954 5.00%, 11/1/35	141	157
		1,140

Government National Mortgage Association I – 0.0%

Pool #604183 5.50%, 4/15/33	6	6

Pool #633627 5.50%, 9/15/34	6	7
		13
Total U.S. Government Agencies
(Cost $78,035)		78,858

U.S. GOVERNMENT OBLIGATIONS – 16.5%

U.S. Treasury Bonds – 2.3%
2.50%, 5/15/46	5,655	5,853
2.25%, 8/15/46	680	668
		6,521

U.S. Treasury Notes – 14.2%
0.75%, 9/30/18	1,465	1,464
0.88%, 9/15/19	2,875	2,875
1.13%, 9/30/21	15,340	15,320
1.38%, 9/30/23	9,745	9,708
1.50%, 8/15/26	11,110	11,002
		40,369
Total U.S. Government Obligations
(Cost $46,968)		46,890
	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 10.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(7)(8)	29,842,369	$29,842
Total Investment Companies
(Cost $29,842)		29,842

Total Investments – 105.3%
(Cost $294,998)		299,500

Liabilities less Other Assets – (5.3%)		(15,184)
NET ASSETS – 100.0%		$284,316

(1)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the perpetual call date.
(4)	Perpetual call security.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day yield as of September 30, 2016 is disclosed.
^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	15.7%
U.S. Agency	26.3
AAA	13.5
AA	1.2
A	9.9
BBB	22.4
BB	1.0
Cash Equivalents	10.0

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$39,943	$–	$39,943
Corporate Bonds (1)	–	91,499	–	91,499
Foreign Issuer Bonds (1)	–	12,468	–	12,468
U.S. Government Agencies (1)	–	78,858	–	78,858
U.S. Government Obligations (1)	–	46,890	–	46,890
Investment Companies	29,842	–	–	29,842
Total Investments	$29,842	$269,658	$–	$299,500

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
TBA	To Be Announced

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.1%

Commercial Mortgage-Backed Securities – 7.1%

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2 1.99%, 4/10/46	$1,620	$1,630

Commercial Mortgage Trust, Series 2013-CR6, Class A2 2.12%, 3/10/46	12,645	12,713

Commercial Mortgage Trust, Series 2013-CR9, Class A2 3.06%, 7/10/45	2,229	2,272

Commercial Mortgage Trust, Series 2014-CR16, Class A2 3.04%, 4/10/47	155	160

Commercial Mortgage Trust, Series 2015-PC1, Class A2 3.15%, 7/10/50	1,090	1,142

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2 3.02%, 8/15/46	14,414	14,849

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2 3.05%, 4/15/47	13,000	13,463

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2 6.29%, 4/15/41 (1)	6,826	7,122

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2 1.86%, 2/15/46	6,592	6,621

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2 1.97%, 5/15/46	13,942	14,043

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2 2.92%, 2/15/47	1,800	1,854

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2 2.85%, 6/15/47	3,955	4,084

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2 2.98%, 7/15/50	1,575	1,641

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4 6.48%, 1/11/43 (1)	10,690	11,190

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2 2.63%, 5/15/48	300	309

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.1% – continued

Commercial Mortgage-Backed Securities – 7.1% – continued

WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A2 2.93%, 3/15/46	$6,925	$7,133

WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2 3.04%, 5/15/47	900	933
		101,159

Credit Card – 6.8%

Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5 1.60%, 5/17/21	6,340	6,391

Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7 1.45%, 8/16/21	13,000	13,070

Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4 1.33%, 6/15/22	14,000	13,980

Chase Issuance Trust, Series 2016-A2, Class A 1.37%, 6/15/21	9,950	9,979

Chase Issuance Trust, Series 2016-A5, Class A5 1.27%, 7/15/21	14,000	14,000

Discover Card Execution Note Trust, Series 2015-A3, Class A 1.45%, 3/15/21	8,925	8,975

Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.64%, 7/15/21	7,875	7,948

Discover Card Execution Note Trust, Series 2016-A4, Class A4 1.39%, 3/15/22	14,060	14,080

Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.04%, 3/15/22	5,880	5,967

Synchrony Credit Card Master Note Trust, Series 2016-3, Class A 1.58%, 9/15/22	2,805	2,811
		97,201

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.1% – continued

Other – 0.2%

CNH Equipment Trust, Series 2016-C, Class A3 1.44%, 12/15/21	$3,565	$3,568
Total Asset-Backed Securities
(Cost $201,942)		201,928

CORPORATE BONDS – 37.1%

Aerospace & Defense – 0.5%

Lockheed Martin Corp., 2.50%, 11/23/20	1,115	1,151
3.10%, 1/15/23	920	970
3.80%, 3/1/45	1,955	1,993

TransDigm, Inc., 6.00%, 7/15/22	2,000	2,110

United Technologies Corp., 4.50%, 6/1/42	565	654
		6,878

Auto Parts Manufacturing – 0.3%

American Axle & Manufacturing, Inc., 6.25%, 3/15/21	3,330	3,480

Delphi Corp., 4.15%, 3/15/24	990	1,063
		4,543

Automobiles Manufacturing – 1.3%

Ford Motor Co., 7.45%, 7/16/31	2,205	2,917

Ford Motor Credit Co. LLC, 3.10%, 5/4/23	1,705	1,717
3.66%, 9/8/24	3,540	3,648

General Motors Co., 4.88%, 10/2/23	105	114
6.25%, 10/2/43	2,715	3,204

General Motors Financial Co., Inc., 4.20%, 3/1/21	1,490	1,568
4.38%, 9/25/21	1,631	1,742
4.25%, 5/15/23	3,555	3,692
		18,602

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Banks – 0.4%

PNC Financial Services Group (The), Inc., 4.85%, 6/1/23 (2)	$4,465	$4,454

US Bancorp, 3.10%, 4/27/26	1,465	1,513
		5,967

Biotechnology – 0.7%

Amgen, Inc., 4.40%, 5/1/45	1,680	1,765

Biogen, Inc., 2.90%, 9/15/20	1,310	1,361

Celgene Corp., 5.25%, 8/15/43	2,510	2,838

Gilead Sciences, Inc., 4.40%, 12/1/21	1,900	2,122
5.65%, 12/1/41	1,830	2,269
		10,355

Cable & Satellite – 1.0%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	2,465	2,564

Comcast Corp., 3.38%, 2/15/25	5,005	5,357
4.25%, 1/15/33	3,001	3,333
6.40%, 5/15/38	2,020	2,810
		14,064

Chemicals – 0.9%

CF Industries, Inc., 6.88%, 5/1/18	2,000	2,151
5.15%, 3/15/34	1,520	1,531

Eastman Chemical Co., 3.60%, 8/15/22	605	642
3.80%, 3/15/25	1,480	1,567
4.65%, 10/15/44	2,396	2,445

Praxair, Inc., 4.05%, 3/15/21	329	362
3.20%, 1/30/26	1,560	1,670

Tronox Finance LLC, 7.50%, 3/15/22 (3)	2,125	1,939
		12,307

Commercial Finance – 0.1%

International Lease Finance Corp., 6.25%, 5/15/19	2,000	2,167

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Communications Equipment – 0.9%

Apple, Inc., 2.70%, 5/13/22	$2,915	$3,046
4.45%, 5/6/44	645	723
4.65%, 2/23/46	4,190	4,835
3.85%, 8/4/46	1,120	1,146

Cisco Systems, Inc., 5.90%, 2/15/39	2,265	3,034
		12,784

Consumer Finance – 0.5%

American Express Credit Corp., 2.38%, 5/26/20	1,500	1,534

Capital One Financial Corp., 4.20%, 10/29/25	1,730	1,805

Visa, Inc., 2.80%, 12/14/22	3,745	3,926
		7,265

Consumer Products – 0.0%

Colgate-Palmolive Co., 2.30%, 5/3/22	495	512

Consumer Services – 1.4%

ADT (The) Corp., 4.13%, 6/15/23	1,305	1,285

APX Group, Inc., 6.38%, 12/1/19	2,500	2,547

ERAC USA Finance LLC, 3.85%, 11/15/24 (3)	1,515	1,630
7.00%, 10/15/37 (3)	4,140	5,646
4.50%, 2/15/45 (3)	670	714

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (3)	1,350	1,471

Service Corp. International, 4.50%, 11/15/20	1,186	1,213
5.38%, 1/15/22	1,600	1,664

United Rentals North America, Inc., 7.63%, 4/15/22	2,025	2,157
6.13%, 6/15/23	1,250	1,311
		19,638

Containers & Packaging – 1.5%

3M Co., 2.00%, 8/7/20	770	790

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Containers & Packaging – 1.5% – continued

Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	$2,750	$2,853

Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26 (3)	3,800	3,805

Graphic Packaging International, Inc., 4.75%, 4/15/21	2,000	2,135

Plastipak Holdings, Inc., 6.50%, 10/1/21 (3)	2,500	2,594

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.25%, 2/15/21	2,035	2,121

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	2,250	2,320
5.13%, 7/15/23 (3)	2,700	2,788

Sealed Air Corp., 4.88%, 12/1/22 (3)	2,500	2,625
		22,031

Diversified Banks – 4.8%

Bank of America Corp., 6.00%, 9/1/17	380	395
5.70%, 1/24/22	255	297
4.13%, 1/22/24	1,155	1,253
4.00%, 4/1/24	15	16
4.00%, 1/22/25	5,845	6,058
4.45%, 3/3/26	760	816
6.11%, 1/29/37	3,320	4,058
5.00%, 1/21/44	3,409	4,013

Citigroup, Inc., 2.05%, 12/7/18	1,115	1,123
4.50%, 1/14/22	1,720	1,900
4.05%, 7/30/22	2,515	2,673
6.30%, 5/15/24 (2)	2,080	2,137
3.88%, 3/26/25	3,050	3,148
4.60%, 3/9/26	905	967
3.40%, 5/1/26	2,192	2,265
4.45%, 9/29/27	3,095	3,239
6.68%, 9/13/43	3,787	4,983

JPMorgan Chase & Co., 7.90%, 4/30/18 (2)	3,015	3,098
6.30%, 4/23/19	2,565	2,857

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Diversified Banks – 4.8% – continued
5.00%, 7/1/19 (2)	$3,185	$3,140
5.30%, 5/1/20 (2)	2,415	2,448
4.25%, 10/15/20	85	92
2.55%, 3/1/21	1,115	1,135
2.70%, 5/18/23	720	727
3.90%, 7/15/25	1,530	1,650

Wells Fargo & Co., 7.98%, 3/15/18 (2)	2,575	2,691
2.15%, 1/30/20	1,965	1,979
2.50%, 3/4/21	1,400	1,420
3.50%, 3/8/22	965	1,024
3.00%, 4/22/26	2,880	2,907
4.30%, 7/22/27	478	515
3.90%, 5/1/45	3,666	3,772
		68,796

Electrical Equipment Manufacturing – 0.4%

Fortive Corp., 3.15%, 6/15/26 (3)	2,855	2,936

Keysight Technologies, Inc., 3.30%, 10/30/19	1,480	1,507

Roper Technologies, Inc., 6.25%, 9/1/19	1,750	1,962
		6,405

Entertainment Content – 1.3%

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22 (3)	3,685	3,976

Time Warner, Inc., 2.95%, 7/15/26	5,090	5,151
6.10%, 7/15/40	2,915	3,663
4.85%, 7/15/45	4,820	5,388
		18,178

Exploration & Production – 0.7%

Kerr-McGee Corp., 6.95%, 7/1/24	1,005	1,208

Murphy Oil Corp., 6.88%, 8/15/24	865	894

Newfield Exploration Co., 5.38%, 1/1/26	1,920	1,925

QEP Resources, Inc., 6.88%, 3/1/21	3,000	3,127

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Exploration & Production – 0.7% – continued

SM Energy Co., 6.75%, 9/15/26	$890	$899

WPX Energy, Inc., 5.25%, 9/15/24	2,680	2,526
		10,579

Financial Services – 3.3%

Ares Capital Corp., 4.88%, 11/30/18	2,561	2,673

FMR LLC, 6.45%, 11/15/39 (3)	3,915	5,111

Goldman Sachs Group (The), Inc., 2.63%, 1/31/19	2,070	2,112
2.55%, 10/23/19	1,509	1,542
5.38%, 5/10/20 (2)	1,910	1,920
5.75%, 1/24/22	2,140	2,486
4.00%, 3/3/24	2,025	2,174
3.75%, 5/22/25	2,445	2,567
3.75%, 2/25/26	900	945
6.45%, 5/1/36	2,841	3,511
6.75%, 10/1/37	3,887	4,949
4.80%, 7/8/44	3,650	4,105

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (3)	2,195	2,552

Morgan Stanley, 2.38%, 7/23/19	1,450	1,475
3.70%, 10/23/24	290	306
4.00%, 7/23/25	860	925
5.00%, 11/24/25	1,600	1,785
3.88%, 1/27/26	1,290	1,370
4.30%, 1/27/45	2,764	2,959

Prospect Capital Corp., 5.88%, 3/15/23	1,450	1,486
		46,953

Food & Beverage – 1.2%

Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/19	1,490	1,504
3.70%, 2/1/24	1,025	1,108
4.90%, 2/1/46	1,405	1,672

Beam Suntory, Inc., 3.25%, 6/15/23	2,150	2,199

Diageo Investment Corp., 2.88%, 5/11/22	1,875	1,967

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Food & Beverage – 1.2% – continued

Molson Coors Brewing Co., 5.00%, 5/1/42	$1,608	$1,862

PepsiCo, Inc., 3.60%, 3/1/24	730	801
2.85%, 2/24/26	230	241

Smithfield Foods, Inc., 6.63%, 8/15/22	3,020	3,194

Tyson Foods, Inc., 2.65%, 8/15/19	1,370	1,405
4.88%, 8/15/34	1,210	1,339
		17,292

Health Care Facilities & Services – 0.5%

Cardinal Health, Inc., 1.70%, 3/15/18	1,140	1,144
4.50%, 11/15/44	2,245	2,469

Laboratory Corp. of America Holdings, 2.63%, 2/1/20	715	729

McKesson Corp., 4.88%, 3/15/44	2,855	3,356
		7,698

Homebuilders – 0.3%

Lennar Corp., 4.13%, 12/1/18	2,000	2,055
4.75%, 5/30/25	2,500	2,537
		4,592

Industrial Other – 0.2%

SBA Tower Trust, 2.93%, 12/15/17 (3)	1,865	1,875

WW Grainger, Inc., 4.60%, 6/15/45	1,000	1,171
		3,046

Life Insurance – 0.7%

MetLife, Inc., 6.40%, 12/15/36	746	826

Principal Financial Group, Inc., 1.85%, 11/15/17	580	583

Protective Life Corp., 8.45%, 10/15/39	4,725	6,667

Prudential Financial, Inc., 2.35%, 8/15/19	1,775	1,811
		9,887

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Machinery Manufacturing – 0.2%

Parker-Hannifin Corp., 4.20%, 11/21/34	$2,000	$2,257

Managed Care – 1.2%

Aetna, Inc., 3.20%, 6/15/26	3,595	3,655

Anthem, Inc., 1.88%, 1/15/18	1,290	1,296
3.50%, 8/15/24	1,500	1,579
4.65%, 8/15/44	2,720	2,967

Humana, Inc., 3.85%, 10/1/24	2,685	2,879
4.63%, 12/1/42	1,425	1,500

UnitedHealth Group, Inc., 3.75%, 7/15/25	1,515	1,664
3.10%, 3/15/26	2,025	2,116
		17,656

Mass Merchants – 0.3%

Target Corp., 3.63%, 4/15/46	565	583

Wal-Mart Stores, Inc., 3.30%, 4/22/24	1,999	2,178
5.00%, 10/25/40	1,125	1,422
		4,183

Medical Equipment & Devices Manufacturing – 0.1%

Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	1,025	1,056

Metals & Mining – 0.3%

Commercial Metals Co., 7.35%, 8/15/18	2,065	2,230

Glencore Funding LLC, 2.13%, 4/16/18 (3)	1,515	1,505
		3,735

Oil & Gas Services & Equipment – 0.1%

Halliburton Co., 3.80%, 11/15/25	1,585	1,639

Pharmaceuticals – 0.2%

AbbVie, Inc., 4.50%, 5/14/35	1,311	1,397

Zoetis, Inc., 4.70%, 2/1/43	1,925	2,026
		3,423

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Pipeline – 0.4%

Boardwalk Pipelines L.P., 5.95%, 6/1/26	$915	$1,012

Sabine Pass Liquefaction LLC, 5.00%, 3/15/27 (3)	2,850	2,921

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 5.88%, 10/1/20	1,474	1,518
		5,451

Power Generation – 0.4%

Exelon Generation Co. LLC, 2.95%, 1/15/20	1,600	1,649
4.00%, 10/1/20	1,630	1,741

NRG Yield Operating LLC, 5.00%, 9/15/26 (3)	2,840	2,783
		6,173

Property & Casualty Insurance – 0.3%

American International Group, Inc., 3.38%, 8/15/20	1,540	1,625

Berkshire Hathaway, Inc., 2.20%, 3/15/21	850	874

Chubb INA Holdings, Inc., 2.30%, 11/3/20	1,230	1,262
		3,761

Publishing & Broadcasting – 0.6%

21st Century Fox America, Inc., 7.25%, 5/18/18	2,210	2,413
6.90%, 8/15/39	2,994	4,020

NBCUniversal Enterprise, Inc., 5.25%, 3/19/21 (3)(4)	2,525	2,696
		9,129

Railroad – 1.0%

Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	1,150	1,214
4.55%, 9/1/44	4,420	5,117

CSX Corp., 4.75%, 5/30/42	3,610	4,138
3.95%, 5/1/50	2,085	2,082

Union Pacific Corp., 3.38%, 2/1/35	1,610	1,642
		14,193

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Real Estate – 0.7%

EPR Properties, 4.50%, 4/1/25	$1,500	$1,520

ERP Operating L.P., 4.50%, 7/1/44	2,155	2,359

HCP, Inc., 3.88%, 8/15/24	1,585	1,622

Host Hotels & Resorts L.P., 4.00%, 6/15/25	1,225	1,248

Ventas Realty L.P., 3.25%, 10/15/26	1,560	1,575
5.70%, 9/30/43	1,745	2,102
		10,426

Refining & Marketing – 0.3%

Phillips 66, 4.65%, 11/15/34	1,000	1,082

Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23 (1)(3)	2,150	2,209

Western Refining, Inc., 6.25%, 4/1/21	1,730	1,709
		5,000

Restaurants – 0.4%

McDonald’s Corp., 2.10%, 12/7/18	2,065	2,096
2.75%, 12/9/20	911	945
4.70%, 12/9/35	1,815	2,056
		5,097

Retail – Consumer Discretionary – 0.9%

Amazon.com, Inc., 3.80%, 12/5/24	2,550	2,826
4.80%, 12/5/34	3,755	4,412

Hertz (The) Corp., 5.88%, 10/15/20	2,500	2,578

Home Depot (The), Inc., 4.25%, 4/1/46	180	208

Lowe’s Cos., Inc., 3.70%, 4/15/46	565	584

TJX (The) Cos., Inc., 2.25%, 9/15/26	2,040	2,007
		12,615

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Retail – Consumer Staples – 0.2%

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	$1,535	$1,799

Sysco Corp., 3.30%, 7/15/26	525	544
		2,343

Software & Services – 0.5%

CA, Inc., 2.88%, 8/15/18	1,325	1,350

Microsoft Corp., 3.70%, 8/8/46	2,790	2,824

Oracle Corp., 2.40%, 9/15/23	2,375	2,394
		6,568

Supermarkets & Pharmacies – 0.4%

CVS Health Corp., 2.25%, 8/12/19	2,098	2,137
5.13%, 7/20/45	1,500	1,836

Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,475	1,583
		5,556

Tobacco – 0.8%

Altria Group, Inc., 5.38%, 1/31/44	2,680	3,374

Philip Morris International, Inc., 3.60%, 11/15/23	1,535	1,677

Reynolds American, Inc., 4.45%, 6/12/25	1,050	1,172
5.85%, 8/15/45	2,372	3,084

RJ Reynolds Tobacco Co., 8.13%, 6/23/19	2,475	2,899
		12,206

Utilities – 1.4%

AES Corp., 5.50%, 3/15/24	1,850	1,925
5.50%, 4/15/25	2,435	2,508

Berkshire Hathaway Energy Co., 3.50%, 2/1/25	320	344

CenterPoint Energy, Inc., 6.50%, 5/1/18	2,380	2,542

CMS Energy Corp., 5.05%, 2/15/18	2,190	2,293
8.75%, 6/15/19	2,155	2,549

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.1% – continued

Utilities – 1.4% continued

Dominion Gas Holdings LLC, 4.60%, 12/15/44	$2,005	$2,159

Duke Energy Florida LLC, 3.40%, 10/1/46	1,135	1,107

Exelon Corp., 5.63%, 6/15/35	2,695	3,220

Jersey Central Power & Light Co., 4.70%, 4/1/24 (3)	1,305	1,429
		20,076

Waste & Environment Services & Equipment – 0.3%

Clean Harbors, Inc., 5.25%, 8/1/20	1,770	1,819
5.13%, 6/1/21	2,000	2,050
		3,869

Wireless Telecommunications Services – 2.8%

AT&T, Inc., 3.00%, 6/30/22	1,995	2,051
4.13%, 2/17/26	3,505	3,788
4.80%, 6/15/44	4,470	4,692

Sprint Corp., 7.13%, 6/15/24	3,500	3,413

Verizon Communications, Inc., 3.65%, 9/14/18	2,820	2,943
4.15%, 3/15/24	6,505	7,180
6.40%, 9/15/33	3,850	4,988
5.01%, 8/21/54	9,508	10,499
		39,554

Wireline Telecommunications Services – 0.4%

Frontier Communications Corp., 8.25%, 4/15/17	1,560	1,622
8.88%, 9/15/20	2,090	2,255

Windstream Services LLC, 6.38%, 8/1/23	2,125	1,928
		5,805
Total Corporate Bonds
(Cost $507,756)		532,310

FOREIGN ISSUER BONDS – 4.4%

Auto Parts Manufacturing – 0.2%

Magna International, Inc., 4.15%, 10/1/25	1,205	1,321

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 4.4% – continued

Auto Parts Manufacturing – 0.2% – continued

Schaeffler Holding Finance B.V., 6.88%, 8/15/18 (3)(5)	$394	$401

Schaeffler Holding Finance B.V. (100% Cash), 6.25%, 11/15/19 (3)(5)	1,500	1,554
		3,276

Banks – 0.9%

Credit Suisse A.G., 5.40%, 1/14/20	2,560	2,798
3.00%, 10/29/21	875	900

Lloyds Bank PLC, 2.30%, 11/27/18	2,093	2,116
6.50%, 9/14/20 (3)	3,200	3,630

Lloyds Banking Group PLC, 4.50%, 11/4/24	1,272	1,317
5.30%, 12/1/45 (3)	794	855

Toronto-Dominion Bank (The), 3.63%, 9/15/31 (1)	1,720	1,725
		13,341

Cable & Satellite – 0.2%

Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (3)	2,800	2,842

Casinos & Gaming – 0.2%

International Game Technology PLC, 6.25%, 2/15/22 (3)	2,000	2,120

Chemicals – 0.3%

Agrium, Inc., 4.90%, 6/1/43	1,010	1,066

LYB International Finance B.V., 4.88%, 3/15/44	1,195	1,291

LyondellBasell Industries N.V., 5.00%, 4/15/19	1,700	1,824
		4,181

Commercial Finance – 0.1%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	1,015	1,084
4.63%, 7/1/22	510	536
		1,620

Diversified Banks – 0.5%

BNP Paribas S.A., 2.38%, 5/21/20	420	427

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 4.4% – continued

Diversified Banks – 0.5% – continued
4.38%, 9/28/25 (3)	$3,030	$3,103

HSBC Holdings PLC, 5.25%, 3/14/44	3,746	4,216
		7,746

Electrical Equipment Manufacturing – 0.4%

Siemens Financieringsmaatschappij N.V., 2.00%, 9/15/23 (3)	2,880	2,838

Tyco Electronics Group S.A., 6.55%, 10/1/17	2,040	2,143
		4,981

Financial Services – 0.2%

GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	567	637

UBS Group Funding Jersey Ltd., 2.95%, 9/24/20 (3)	2,140	2,192
		2,829

Food & Beverage – 0.4%

ESAL GmbH, 6.25%, 2/5/23 (3)	1,800	1,746

JBS Investments GmbH, 7.25%, 4/3/24 (3)	1,650	1,679

Suntory Holdings Ltd., 2.55%, 9/29/19 (3)	2,890	2,946
		6,371

Hardware – 0.2%

Seagate HDD Cayman, 4.75%, 1/1/25	2,470	2,334

Integrated Oils – 0.2%

BP Capital Markets PLC, 3.02%, 1/16/27	2,100	2,133

Petro-Canada, 6.05%, 5/15/18	960	1,026
		3,159

Metals & Mining – 0.1%

Alcoa Nederland Holding B.V., 6.75%, 9/30/24 (3)(6)	950	987

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 4.4% – continued

Pharmaceuticals – 0.3%

Actavis Funding SCS, 4.55%, 3/15/35	$1,620	$1,720

Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	2,790	2,777
		4,497

Property & Casualty Insurance – 0.2%

Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	2,070	2,268
Total Foreign Issuer Bonds
(Cost $60,548)		62,552

U.S. GOVERNMENT AGENCIES – 27.6% (7)

Fannie Mae – 26.8%

Pool #255498 5.50%, 12/1/34	250	285

Pool #256883 6.00%, 9/1/37	23	26

Pool #535714 7.50%, 1/1/31	31	35

Pool #545003 8.00%, 5/1/31	2	2

Pool #545437 7.00%, 2/1/32	65	79

Pool #545556 7.00%, 4/1/32	41	48

Pool #555189 7.00%, 12/1/32	266	314

Pool #581806 7.00%, 7/1/31	84	92

Pool #585617 7.00%, 5/1/31 (8)	–	–

Pool #745148 5.00%, 1/1/36	157	174

Pool #888538 5.50%, 1/1/37	384	435

Pool #890009 5.50%, 9/1/36	1,627	1,851

Pool #893082 3.09%, 9/1/36 (1)	1,392	1,462

Pool #919638 5.50%, 9/1/37	720	813

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.6% (7) – continued

Fannie Mae – 26.8% – continued

Pool #929035 6.50%, 1/1/38	$353	$407

Pool #932638 5.00%, 3/1/40	5,213	5,886

Pool #955782 6.50%, 10/1/37	98	112

Pool #990702 6.50%, 9/1/38	1,873	2,243

Pool #AB1470 4.50%, 9/1/40	2,195	2,413

Pool #AB3114 5.00%, 6/1/41	2,880	3,205

Pool #AB9522 3.50%, 5/1/43	20,430	21,625

Pool #AC6767 4.50%, 1/1/40	1,869	2,070

Pool #AC9581 5.50%, 1/1/40	3,904	4,464

Pool #AD0915 5.50%, 12/1/38	144	164

Pool #AD6929 5.00%, 6/1/40	2,546	2,828

Pool #AH1166 4.50%, 12/1/40	12,650	13,963

Pool #AL4408 4.50%, 11/1/43	9,020	10,023

Pool #AL5686 4.00%, 9/1/44	5,784	6,301

Pool #AL8352 3.00%, 10/1/44	24,433	25,451

Pool #AQ9333 4.00%, 1/1/43	5,420	5,906

Pool #AS2703 4.00%, 6/1/44	6,449	6,984

Pool #AS3473 4.00%, 10/1/44	11,079	11,903

Pool #AS3655 4.50%, 10/1/44	3,933	4,308

Pool #AS3797 5.00%, 11/1/44	4,040	4,484

Pool #AS6075 4.00%, 10/1/45	5,789	6,223

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.6% (7) – continued

Fannie Mae – 26.8% – continued

Pool #AS6184 3.50%, 11/1/45	$14,792	$15,889

Pool #AS6520 3.50%, 1/1/46	6,235	6,578

Pool #AS6730 3.50%, 2/1/46	12,218	12,888

Pool #AS6996 4.00%, 4/1/46	5,792	6,227

Pool #AS7580 3.00%, 7/1/46	12,644	13,153

Pool #AU7032 4.00%, 11/1/43	32,554	35,449

Pool #AW6233 4.50%, 6/1/44	8,047	8,944

Pool #AZ7903 4.00%, 6/1/41	5,634	6,064

Pool #BC0326 3.50%, 12/1/45	5,847	6,168

Pool #BC4898 3.50%, 2/1/46	11,387	12,012

Pool #MA2522 3.50%, 2/1/46	8,209	8,660

Pool TBA 10/16/46 (9)	100,225	104,992
		383,603

Freddie Mac – 0.3%

Pool #1B3575 5.96%, 9/1/37 (1)	197	198

Pool #1G2296 6.17%, 11/1/37 (1)	1,230	1,313

Pool #1J0365 3.00%, 4/1/37 (1)	1,548	1,638

Pool #1J2840 3.15%, 9/1/37 (1)	1,279	1,363

Pool #848076 5.58%, 6/1/38 (1)	491	507
		5,019

Freddie Mac Gold – 0.5%

Pool #A65182 6.50%, 9/1/37	2,192	2,599

Pool #A92650 5.50%, 6/1/40	202	227

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.6% (7) – continued

Freddie Mac Gold – 0.5% – continued

Pool #C00910 7.50%, 1/1/30	$250	$300

Pool #C02790 6.50%, 4/1/37	1,024	1,173

Pool #C02838 5.50%, 5/1/37	1,837	2,096

Pool #G01954 5.00%, 11/1/35	988	1,103
		7,498
Total U.S. Government Agencies
(Cost $389,359)		396,120

U.S. GOVERNMENT OBLIGATIONS – 14.1%

U.S. Treasury Bonds – 1.4%
2.50%, 5/15/46	15,685	16,234
2.25%, 8/15/46	3,580	3,515
		19,749

U.S. Treasury Notes – 12.7%
0.88%, 9/15/19	9,690	9,689
1.13%, 9/30/21	79,960	79,854
1.38%, 9/30/23	41,470	41,313
1.50%, 8/15/26	51,635	51,133
		181,989
Total U.S. Government Obligations
(Cost $201,992)		201,738

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 8.0%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(10)(11)	114,847,779	$114,848
Total Investment Companies
(Cost $114,848)		114,848

Total Investments – 105.3%
(Cost $1,476,445)		1,509,496

Liabilities less Other Assets – (5.3%)		(75,895)
NET ASSETS – 100.0%		$1,433,601

(1)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(2)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the perpetual call date.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Perpetual call security.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of this restricted illiquid security amounted to approximately $987,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)

Alcoa Nederland Holding B.V., 6.75%, 9/30/24	9/22/16	$950

(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Value rounds to less than one thousand.
(9)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day yield as of September 30, 2016 is disclosed.

^ See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	13.4%
U.S. Agency	26.2
AAA	13.6
AA	1.0
A	8.0
BBB	22.1
BB	5.6
B	2.2
CCC	0.3
Cash Equivalents	7.6

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset Backed Securities (1)	$–	$201,928	$–	$201,928
Corporate Bonds (1)	–	532,310	–	532,310
Foreign Issuer Bonds (1)	–	62,552	–	62,552
U.S. Government Agencies (1)	–	396,120	–	396,120
U.S. Government Obligations (1)	–	201,738	–	201,738
Investment Companies	114,848	–	–	114,848
Total Investments	$114,848	$1,394,648	$–	$1,509,496

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
TBA	To Be Announced

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.0%

Aerospace & Defense – 1.2%

StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23 (1)	$22,800	$24,466

TransDigm, Inc., 6.50%, 5/15/25	31,743	33,053
		57,519

Auto Parts Manufacturing – 0.7%

MPG Holdco I, Inc., 7.38%, 10/15/22	33,605	34,361

Building Materials – 0.6%

FBM Finance, Inc., 8.25%, 8/15/21 (1)	28,625	29,913

Cable & Satellite – 1.7%

CSC Holdings LLC, 6.63%, 10/15/25 (1)	18,300	19,855

DISH DBS Corp., 7.75%, 7/1/26 (1)	32,367	34,390

WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/1/20 (1)	27,724	28,764
		83,009

Casinos & Gaming – 2.1%

Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/1/20	31,583	32,649

Eldorado Resorts, Inc., 7.00%, 8/1/23	22,680	24,069

Mohegan Tribal Gaming Authority, 10/15/24 (1)(2)	18,025	17,980

Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 6.13%, 8/15/21 (1)	27,700	28,600
		103,298

Chemicals – 0.6%

CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (1)	29,775	28,807

Commercial Finance – 0.3%

NewStar Financial, Inc., 7.25%, 5/1/20	13,740	13,534

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.0% – continued

Communications Equipment – 0.5%

CPI International, Inc., 8.75%, 2/15/18	$23,750	$24,284

Consumer Finance – 1.9%

Alliance Data Systems Corp., 5.38%, 8/1/22 (1)	25,315	24,682

OneMain Financial Holdings LLC, 7.25%, 12/15/21 (1)	33,596	35,318

Quicken Loans, Inc., 5.75%, 5/1/25 (1)	30,912	30,680
		90,680

Consumer Products – 2.1%

Avon International Operations, Inc., 7.88%, 8/15/22 (1)	27,500	28,394

Clearwater Paper Corp., 5.38%, 2/1/25 (1)	21,025	21,419

Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23 (1)	24,725	25,482

Revlon Consumer Products Corp., 6.25%, 8/1/24 (1)	27,050	27,929
		103,224

Consumer Services – 1.3%

APX Group, Inc., 6.38%, 12/1/19	27,502	28,018

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (1)	32,185	35,081
		63,099

Containers & Packaging – 1.1%

PaperWorks Industries, Inc., 9.50%, 8/15/19 (1)	31,049	29,109

Plastipak Holdings, Inc., 6.50%, 10/1/21 (1)	22,114	22,943
		52,052

Department Stores – 0.5%

J.C. Penney Corp., Inc., 8.13%, 10/1/19	21,082	22,979

Electrical Equipment Manufacturing – 0.3%

Cortes NP Acquisition Corp., 10/15/24 (2)	13,275	13,275

Entertainment Resources – 0.5%

ClubCorp Club Operations, Inc., 8.25%, 12/15/23 (1)	24,450	26,284

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.0% – continued

Exploration & Production – 7.6%

Antero Resources Corp., 5.63%, 6/1/23	$20,135	$20,513

Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	30,571	31,641

Chesapeake Energy Corp., 3.93%, 4/15/19 (3)	32,550	30,434

Continental Resources, Inc., 5.00%, 9/15/22	21,675	21,621

Denbury Resources, Inc., 9.00%, 5/15/21 (1)	28,358	29,705

Hilcorp Energy I L.P./Hilcorp Finance Co., 5.00%, 12/1/24 (1)	18,461	17,676
5.75%, 10/1/25 (1)	5,160	5,134

Laredo Petroleum, Inc., 6.25%, 3/15/23	27,775	27,219

Murphy Oil Corp., 6.88%, 8/15/24	24,770	25,605

Newfield Exploration Co., 5.38%, 1/1/26	21,162	21,215

Oasis Petroleum, Inc., 6.88%, 3/15/22	17,225	16,493
6.88%, 1/15/23	13,937	13,310

Range Resources Corp., 5.00%, 3/15/23 (1)	16,615	16,241

SM Energy Co., 6.13%, 11/15/22	10,775	10,775
5.63%, 6/1/25	11,285	10,608
6.75%, 9/15/26	3,450	3,485

Southwestern Energy Co., 5.80%, 1/23/20	19,893	19,843
6.70%, 1/23/25	13,718	13,718

WPX Energy, Inc., 6.00%, 1/15/22	34,172	34,108
		369,344

Food & Beverage – 1.7%

Dole Food Co., Inc., 7.25%, 5/1/19 (1)	27,370	27,781

Pilgrim’s Pride Corp., 5.75%, 3/15/25 (1)	26,733	27,535

Simmons Foods, Inc., 7.88%, 10/1/21 (1)	25,969	25,904
		81,220

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.0% – continued

Health Care Facilities & Services – 2.3%

AMN Healthcare, Inc., 10/1/24 (1)(2)	$26,050	$26,310

Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/1/23 (1)	22,766	23,677

RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (1)	31,125	32,137

Tenet Healthcare Corp., 8.13%, 4/1/22	31,925	31,925
		114,049

Home Improvement – 0.1%

Stock Building Supply LLC, 5.50%, 10/1/24 (1)	6,925	6,925

Homebuilders – 1.2%

AV Homes, Inc., 8.50%, 7/1/19	21,150	21,943

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 6/15/24	35,410	36,827
		58,770

Industrial Other – 0.5%

MasTec, Inc., 4.88%, 3/15/23	24,125	23,823

Investment Companies – 1.4%

Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, 5/1/19	32,789	34,346

Prospect Capital Corp., 5.88%, 3/15/23	30,943	31,703
		66,049

Life Insurance – 1.1%

American Equity Investment Life Holding Co., 6.63%, 7/15/21	21,079	21,972

Fidelity & Guaranty Life Holdings, Inc., 6.38%, 4/1/21 (1)	33,757	33,757
		55,729

Machinery Manufacturing – 0.8%

Manitowoc Foodservice, Inc., 9.50%, 2/15/24	12,425	14,226

Xerium Technologies, Inc., 9.50%, 8/15/21 (1)	26,625	26,958
		41,184

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.0% – continued

Machinery Manufacturing & Rental – 0.7%

Ahern Rentals, Inc., 7.38%, 5/15/23 (1)	$18,300	$11,849

BlueLine Rental Finance Corp., 7.00%, 2/1/19 (1)	25,683	22,409
		34,258

Manufactured Goods – 0.6%

Park-Ohio Industries, Inc., 8.13%, 4/1/21	30,340	31,174

Media Non-Cable – 1.0%

National CineMedia LLC, 5.75%, 8/15/26 (1)	25,500	26,456

Sterling Entertainment Enterprises LLC, 9.75%, 12/15/19	23,800	24,455
		50,911

Metals & Mining – 3.7%

AK Steel Corp., 7.63%, 5/15/20	33,725	32,882

Aleris International, Inc., 9.50%, 4/1/21 (1)	29,485	31,770

Freeport-McMoRan, Inc., 3.88%, 3/15/23	17,175	15,413
5.45%, 3/15/43	21,425	17,193

Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (1)	26,128	28,741

Novelis Corp., 6.25%, 8/15/24 (1)	19,525	20,721

United States Steel Corp., 8.38%, 7/1/21 (1)	29,490	32,255
		178,975

Pharmaceuticals – 1.3%

Double Eagle Acquisition Sub, Inc., 10/1/24 (1) (2)	26,725	27,193

JPR Royalty Sub LLC, 14.00%, 9/1/20 (1)(4)	8,000	4,000

NBTY, Inc., 7.63%, 5/15/21 (1)	29,575	30,235
		61,428

Pipeline – 3.8%

Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (1)	25,350	27,378

Energy Transfer Equity L.P., 7.50%, 10/15/20	25,715	28,222

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.0% – continued

Pipeline – 3.8% – continued

Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, 5/15/23	$26,175	$25,979

Global Partners L.P./GLP Finance Corp., 7.00%, 6/15/23	24,404	22,757

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	26,940	25,324

PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	30,507	29,401

Sabine Pass Liquefaction LLC, 5.00%, 3/15/27 (1)	14,525	14,888

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.63%, 10/1/20	10,763	11,126
		185,075

Power Generation – 2.3%

Calpine Corp., 5.50%, 2/1/24	39,505	39,011

Dynegy, Inc., 7.38%, 11/1/22	25,543	25,224
7.63%, 11/1/24	10,325	10,139

NRG Energy, Inc., 6.63%, 3/15/23	23,750	23,988
7.25%, 5/15/26 (1)	11,550	11,752
		110,114

Property & Casualty Insurance – 0.7%

Hub Holdings LLC/Hub Holdings Finance, Inc. (100% Cash), 8.13%, 7/15/19 (1)(5)	8,150	7,946

HUB International Ltd., 7.88%, 10/1/21 (1)	27,161	27,704
		35,650

Publishing & Broadcasting – 0.7%

Lee Enterprises, Inc., 9.50%, 3/15/22 (1)	34,521	35,643

Railroad – 0.6%

Florida East Coast Holdings Corp., 6.75%, 5/1/19 (1)	27,855	28,551

Real Estate – 1.6%

Crescent Communities LLC, 10/15/21 (1)(2)	23,150	23,440

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.0% – continued

Real Estate – 1.6% – continued

ESH Hospitality, Inc., 5.25%, 5/1/25 (1)	$27,719	$27,684

Howard Hughes (The) Corp., 6.88%, 10/1/21	24,390	25,640
		76,764

Refining & Marketing – 2.7%

Citgo Holding, Inc., 10.80%, 2/15/20 (1)	29,112	29,185

Murphy Oil USA, Inc., 6.00%, 8/15/23	2,633	2,768

PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	33,828	34,894

Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23 (1)	33,050	33,959

Western Refining Logistics L.P./WNRL Finance Corp., 7.50%, 2/15/23	30,100	30,852
		131,658

Restaurants – 0.7%

Brinker International, Inc., 5.00%, 10/1/24	10,500	10,645

Landry’s, Inc., 10/15/24 (1)(2)	25,425	25,870
		36,515

Retail – 0.9%

CST Brands, Inc., 5.00%, 5/1/23	29,383	30,889

Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (1)	13,299	11,105
		41,994

Retail – Consumer Discretionary – 4.4%

Asbury Automotive Group, Inc., 6.00%, 12/15/24	28,725	29,587

GameStop Corp., 6.75%, 3/15/21 (1)	33,725	34,821

Group 1 Automotive, Inc., 5.00%, 6/1/22	27,685	27,771

Hertz (The) Corp., 5.50%, 10/15/24 (1)	16,875	16,812

L Brands, Inc., 6.88%, 11/1/35	35,700	38,913

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.0% – continued

Retail – Consumer Discretionary – 4.4% – continued

Penske Automotive Group, Inc., 5.50%, 5/15/26	$31,475	$31,396

PetSmart, Inc., 7.13%, 3/15/23 (1)	33,037	34,606
		213,906

Retail – Consumer Staples – 0.3%

US Foods, Inc., 5.88%, 6/15/24 (1)	13,225	13,721

Software & Services – 1.8%

Infor US, Inc., 6.50%, 5/15/22	32,363	32,768

Rackspace Hosting, Inc., 6.50%, 1/15/24 (1)	24,526	26,917

Sophia L.P./Sophia Finance, Inc., 9.00%, 9/30/23 (1)	26,497	27,822
		87,507

Supermarkets & Pharmacies – 1.4%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.75%, 3/15/25 (1)	26,845	26,778

Ingles Markets, Inc., 5.75%, 6/15/23	13,806	14,324

Rite Aid Corp., 6.13%, 4/1/23 (1)	26,208	28,283
		69,385

Technology – 0.6%

Qualitytech L.P./QTS Finance Corp., 5.88%, 8/1/22	30,104	30,781

Utilities – 0.6%

AES Corp., 6.00%, 5/15/26	25,765	27,246

Waste & Environment Services & Equipment – 2.0%

Advanced Disposal Services, Inc., 8.25%, 10/1/20	31,715	33,301

Casella Waste Systems, Inc., 7.75%, 2/15/19	32,687	33,341

Covanta Holding Corp., 6.38%, 10/1/22	32,088	33,211
		99,853

Wireless Telecommunications Services – 2.1%

Hughes Satellite Systems Corp., 7.63%, 6/15/21	26,986	28,774

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.0% – continued

Wireless Telecommunications Services – 2.1% – continued
6.63%, 8/1/26 (1)	$15,475	$14,933

Sprint Communications, Inc., 7.00%, 8/15/20	16,475	16,557

Sprint Corp., 7.25%, 9/15/21	21,450	21,531
7.88%, 9/15/23	20,945	21,076
		102,871

Wireline Telecommunications Services – 2.4%

CenturyLink, Inc., 7.50%, 4/1/24	15,009	16,022

Frontier Communications Corp., 10.50%, 9/15/22	26,890	28,503
9.00%, 8/15/31	13,621	12,531

GCI, Inc., 6.88%, 4/15/25	34,784	35,654

Windstream Services LLC, 7.75%, 10/15/20	15,975	16,255
7.50%, 6/1/22	7,500	7,200
		116,165
Total Corporate Bonds
(Cost $3,298,599)		3,363,556

FOREIGN ISSUER BONDS – 23.7%

Airlines – 0.8%

Air Canada, 7.75%, 4/15/21 (1)	25,238	27,257

VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, 7.75%, 6/1/20 (1)	21,300	9,432
		36,689

Auto Parts Manufacturing – 0.5%

Dana Financing Luxembourg S.a.r.l., 6.50%, 6/1/26 (1)	21,550	22,584

Banks – 0.5%

ING Groep N.V., 6.50%, 4/16/25 (6)	26,585	25,771

Cable & Satellite – 2.6%

Altice Financing S.A., 6.63%, 2/15/23 (1)	31,168	31,986

SFR Group S.A., 7.38%, 5/1/26 (1)	30,575	31,253

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 23.7% – continued

Cable & Satellite – 2.6% – continued

VTR Finance B.V., 6.88%, 1/15/24 (1)	$29,075	$30,369

Ziggo Secured Finance B.V., 5.50%, 1/15/27 (1)	34,375	34,332
		127,940

Casinos & Gaming – 0.5%

International Game Technology PLC, 6.50%, 2/15/25 (1)	22,770	24,535

Chemicals – 0.6%

INEOS Group Holdings S.A., 5.63%, 8/1/24 (1)	30,246	29,679

Containers & Packaging – 0.7%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (1)	32,250	34,346

Diversified Banks – 3.2%

Barclays PLC, 8.25%, 12/15/18 (6)	26,514	26,481

BNP Paribas S.A., 7.63%, 3/30/21 (1)(6)	29,425	30,287

Credit Agricole S.A., 7.88%, 1/23/24 (1)(6)	21,650	21,641

Credit Suisse Group A.G., 7.50%, 12/11/23 (1)(6)	25,000	25,431

Societe Generale S.A., 7.38%, 9/13/21 (1)(6)	28,275	27,709

Standard Chartered PLC, 7.50%, 4/2/22 (1)(6)	25,525	25,461
		157,010

Food & Beverage – 1.2%

JBS Investments GmbH, 7.25%, 4/3/24 (1)	27,225	27,701

Marfrig Holdings Europe B.V., 8.00%, 6/8/23 (1)	30,525	31,273
		58,974

Integrated Oils – 0.6%

Petrobras Global Finance B.V., 4.38%, 5/20/23	18,950	16,951
6.75%, 1/27/41	15,675	13,457
		30,408

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 23.7% – continued

Metals & Mining – 4.6%

Alcoa Nederland Holding B.V., 6.75%, 9/30/24 (1)	$8,275	$8,596
7.00%, 9/30/26 (1)	20,450	21,140

ArcelorMittal, 8.00%, 10/15/39	5,550	5,994
7.75%, 3/1/41	25,775	26,870

BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 6.50%, 5/15/21 (1)	23,300	24,640

First Quantum Minerals Ltd., 7.25%, 10/15/19 (1)	10,937	10,390
7.00%, 2/15/21 (1)	14,894	13,330
7.25%, 5/15/22 (1)	12,350	10,930

FMG Resources (August 2006) Pty. Ltd., 9.75%, 3/1/22 (1)	23,435	27,185

Teck Resources Ltd., 4.75%, 1/15/22	15,810	15,494
6.25%, 7/15/41	17,275	16,541
5.40%, 2/1/43	17,200	14,878

Vale Overseas Ltd., 6.88%, 11/21/36	28,300	27,507
		223,495

Oil & Gas Services & Equipment – 2.1%

Ensco PLC, 4.50%, 10/1/24	10,392	7,482
5.75%, 10/1/44	42,436	25,915

Transocean, Inc., 6.50%, 11/15/20	18,665	18,245
8.13%, 12/15/21	23,843	22,770

Weatherford International Ltd., 7.75%, 6/15/21	13,800	13,662
8.25%, 6/15/23	14,000	13,825
		101,899

Paper & Packaging – 1.2%

Cascades, Inc., 5.50%, 7/15/22 (1)	27,220	27,662

Coveris Holdings S.A., 7.88%, 11/1/19 (1)	29,495	30,159
		57,821

Technology – 0.6%

Sixsigma Networks Mexico S.A. de C.V., 8.25%, 11/7/21 (1)	31,275	30,650

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 23.7% – continued

Transportation & Logistics – 0.5%

Eletson Holdings, Inc., 9.63%, 1/15/22 (1)	$5,385	$3,837

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21 (1)	24,808	18,234
		22,071

Trucking & Leasing – 0.6%

Fly Leasing Ltd., 6.75%, 12/15/20	26,886	27,693

Wireless Telecommunications Services – 1.7%

Digicel Group Ltd., 8.25%, 9/30/20 (1)	35,635	30,958

Millicom International Cellular S.A., 6.00%, 3/15/25 (1)	32,300	32,707

Wind Acquisition Finance S.A., 7.38%, 4/23/21 (1)	20,610	21,537
		85,202

Wireline Telecommunications Services – 1.2%

B Communications Ltd., 7.38%, 2/15/21 (1)	29,919	32,200

Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (1)	24,396	25,875
		58,075
Total Foreign Issuer Bonds
(Cost $1,141,757)		1,154,842

TERM LOANS – 2.0% (3)

Commercial Services – 0.5%

Trugreen L.P., Initial Term Loan, 6.50%, 4/13/23	22,612	22,753

Department Stores – 0.3%

J.C. Penney Corp., Inc., Loan, 5.25%, 6/23/23	14,207	14,261

Machinery – 0.4%

Manitowoc Foodservice, Inc., Term B Loan, 5.75%, 3/3/23	18,564	18,761

Oil, Gas & Coal – 0.4%

Gulf Finance LLC, Tranche B Term Loan, 6.25%, 8/25/23	22,075	21,385

Refining & Marketing – 0.2%

CITGO Holdings (The), Inc., Term Loan, 9.50%, 5/9/18	10,006	10,109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 2.0% (3) – continued

Retail – 0.2%

Neiman Marcus Group Ltd. LLC, Other Term Loan, 4.25%, 10/25/20	$9,898	$9,128
Total Term Loans
(Cost $96,558)		96,397

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.7%

Banks – 0.7%

GMAC Capital Trust I	1,331,138	$33,824
Total Preferred Stocks
(Cost $33,469)		33,824

INVESTMENT COMPANIES – 4.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(7)(8)	218,041,898	218,042
Total Investment Companies
(Cost $218,042)		218,042

Total Investments – 99.9%
(Cost $4,788,425)		4,866,661

Other Assets less Liabilities – 0.1%		3,599
NET ASSETS – 100.0%		$4,870,260

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(3)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(4)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of this restricted illiquid security amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000

(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the perpetual call date.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day yield as of September 30, 2016 is disclosed.

^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	1.3%
BB	26.7
B	49.3
CCC	16.2
CC to D	0.6
Not Rated	1.4
Cash Equivalents	4.5

Total	100.0%

*Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds (1)	$–	$3,363,556	$–	$3,363,556
Foreign Issuer Bonds (1)	–	1,154,842	–	1,154,842
Term Loans (1)	–	96,397	–	96,397
Preferred Stocks (1)	33,824	–	–	33,824
Investment Companies	218,042	–	–	218,042
Total Investments	$251,866	$4,614,795	$–	$4,866,661

(1)	Classifications as defined in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 31.4%

Automobile – 7.3%

CarMax Auto Owner Trust, Series 2015-4, Class A3 1.56%, 11/16/20	$2,500	$2,516

CarMax Auto Owner Trust, Series 2016-1, Class A3 1.61%, 11/16/20	325	327

Carmax Auto Owner Trust, Series 2016-3, Class A3 1.39%, 5/17/21	3,570	3,580

Honda Auto Receivables Owner Trust, Series 2016-1, Class A3 1.22%, 12/18/19	5,285	5,296

Hyundai Auto Receivables Trust, Series 2016-A, Class A3 1.56%, 9/15/20	2,000	2,014

Nissan Auto Receivables Owner Trust, Series 2015-C, Class A3 1.37%, 5/15/20	5,285	5,304

Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3 1.34%, 10/15/20	2,620	2,629

Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3 1.32%, 1/15/21	1,295	1,300

Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3 1.18%, 1/15/21	2,140	2,140

Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3 1.25%, 3/16/20	5,500	5,512

Toyota Auto Receivables, Series 2016-C, Class A3 1.14%, 8/17/20	1,810	1,807

World Omni Auto Receivables Trust, Series 2015-B, Class A3 1.49%, 12/15/20	560	562
		32,987

Commercial Mortgage-Backed Securities – 11.3%

Commercial Mortgage Trust, Series 2013-CR6, Class A2 2.12%, 3/10/46	3,070	3,086

Commercial Mortgage Trust, Series 2013-CR9, Class A2 3.06%, 7/10/45	131	133

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 31.4% – continued

Commercial Mortgage-Backed Securities – 11.3% – continued

Commercial Mortgage Trust, Series 2014-CR16, Class A2 3.04%, 4/10/47	$2,230	$2,298

Commercial Mortgage Trust, Series 2014-LC15, Class A2 2.84%, 4/10/47	5,375	5,531

Commercial Mortgage Trust, Series 2015-PC1, Class A2 3.15%, 7/10/50	1,645	1,723

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2 3.02%, 8/15/46	4,335	4,466

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2 3.07%, 12/15/46	1,204	1,237

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2 3.05%, 4/15/47	5,655	5,857

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2 6.29%, 4/15/41 (1)	4,473	4,668

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2 1.86%, 2/15/46	5,456	5,480

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2 1.97%, 5/15/46	5,268	5,306

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2 2.92%, 2/15/47	700	721

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2 2.85%, 6/15/47	980	1,012

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2 3.12%, 8/15/47	1,672	1,742

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2 2.98%, 7/15/50	820	854

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4 6.48%, 1/11/43 (1)	3,124	3,270

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 31.4% – continued

Commercial Mortgage-Backed Securities – 11.3% – continued

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.02%, 7/15/58	$2,450	$2,550

WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2 3.04%, 5/15/47	1,080	1,120
		51,054

Credit Card – 10.5%

Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7 1.45%, 8/16/21	6,000	6,032

Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4 1.33%, 6/15/22	5,125	5,118

Chase Issuance Trust, Series 2016-A2, Class A 1.37%, 6/15/21	5,430	5,446

Chase Issuance Trust, Series 2016-A5, Class A5 1.27%, 7/15/21	4,614	4,614

Discover Card Execution Note Trust, Series 2015-A3, Class A 1.45%, 3/15/21	6,085	6,119

Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.64%, 7/15/21	5,725	5,778

Discover Card Execution Note Trust, Series 2016-A4, Class A4 1.39%, 3/15/22	4,380	4,386

Synchrony Credit Card Master Note Trust, Series 2015-2, Class A 1.60%, 4/15/21	4,965	4,988

Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.04%, 3/15/22	4,970	5,044
		47,525

Other – 2.3%

CNH Equipment Trust, Series 2016-A, Class A3 1.48%, 4/15/21	5,000	5,019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 31.4% – continued

Other – 2.3% – continued

CNH Equipment Trust, Series 2016-B, Class A3 1.63%, 8/15/21	$1,360	$1,371

John Deere Owner Trust, Series 2016-A, Class A3 1.36%, 4/15/20	4,100	4,104
		10,494
Total Asset-Backed Securities
(Cost $141,931)		142,060

CORPORATE BONDS – 44.9%

Aerospace & Defense – 0.7%

Boeing Capital Corp., 2.90%, 8/15/18	605	624

Lockheed Martin Corp., 1.85%, 11/23/18	1,100	1,113

TransDigm, Inc., 6.00%, 7/15/22	750	791

United Technologies Corp., 1.78%, 5/4/18 (2)	630	634
		3,162

Auto Parts Manufacturing – 1.0%

American Axle & Manufacturing, Inc., 6.25%, 3/15/21	1,300	1,359

Goodyear Tire & Rubber (The) Co., 7.00%, 5/15/22	2,490	2,639

Johnson Controls, Inc., 1.40%, 11/2/17	695	697
		4,695

Automobiles Manufacturing – 5.4%

American Honda Finance Corp., 1.31%, 9/20/17 (1)	1,690	1,695
1.70%, 2/22/19	725	731
1.20%, 7/12/19	820	815
2.25%, 8/15/19	78	80

Daimler Finance North America LLC, 1.60%, 8/3/17 (3)	410	411
1.26%, 3/2/18 (1)(3)	350	350
1.65%, 3/2/18 (3)	1,215	1,217

Ford Motor Credit Co. LLC, 1.68%, 9/8/17	2,000	2,002
2.55%, 10/5/18	3,325	3,374
2.94%, 1/8/19	3,200	3,277

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.9% – continued

Automobiles Manufacturing – 5.4% – continued

General Motors Financial Co., Inc., 3.00%, 9/25/17	$1,100	$1,114

Hyundai Capital America, 2.40%, 10/30/18 (3)	1,525	1,546
2.00%, 7/1/19 (3)	1,000	1,006

Nissan Motor Acceptance Corp., 2.00%, 3/8/19 (3)	2,545	2,568

Toyota Motor Credit Corp., 1.13%, 7/13/18 (1)	534	536
2.00%, 10/24/18	1,100	1,116
1.70%, 2/19/19	1,055	1,063
1.40%, 5/20/19	660	661

Volkswagen Group of America Finance LLC, 1.60%, 11/20/17 (3)	1,040	1,038
		24,600

Banks – 4.8%

Bank of America N.A., 1.65%, 3/26/18	1,665	1,672
2.05%, 12/7/18	1,225	1,241

Capital One N.A., 1.65%, 2/5/18	2,310	2,313

Discover Bank, 2.60%, 11/13/18	1,670	1,695

HSBC USA, Inc., 2.00%, 8/7/18	1,500	1,508

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	140	146
1.45%, 9/23/19 (1)	1,915	1,918
1.65%, 9/23/19	1,660	1,665

PNC Bank N.A., 1.50%, 2/23/18	1,375	1,379
1.80%, 11/5/18	2,115	2,133
1.95%, 3/4/19	800	810

US Bank N.A., 1.40%, 4/26/19	1,560	1,559

Wells Fargo Bank N.A., 1.44%, 1/22/18 (1)	990	995
1.65%, 1/22/18	655	657
1.75%, 5/24/19	2,080	2,089
		21,780

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.9% – continued

Biotechnology – 0.4%

Celgene Corp., 2.13%, 8/15/18	$935	$945

Gilead Sciences, Inc., 1.85%, 9/4/18	940	950
		1,895

Cable & Satellite – 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	500	520

Comcast Corp., 6.30%, 11/15/17	1,275	1,346
5.70%, 5/15/18	1,265	1,355
		3,221

Casinos & Gaming – 0.3%

GLP Capital L.P./GLP Financing II, Inc., 4.38%, 4/15/21	1,320	1,389

Chemicals – 0.2%

Tronox Finance LLC, 7.50%, 3/15/22 (3)	775	707

Commercial Finance – 1.0%

Air Lease Corp., 5.63%, 4/1/17	1,180	1,200
2.13%, 1/15/20	1,860	1,856

International Lease Finance Corp., 6.25%, 5/15/19	1,350	1,463
		4,519

Communications Equipment – 0.2%

Cisco Systems, Inc., 1.40%, 2/28/18	810	813
1.34%, 3/1/19 (1)	150	151
		964

Consumer Finance – 1.1%

Ally Financial, Inc., 3.25%, 2/13/18	1,000	1,010

American Express Co., 1.40%, 5/22/18 (1)	790	792
4.90%, 3/15/20 (4)	1,320	1,302

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.9% – continued

Consumer Finance – 1.1% – continued

American Express Credit Corp., 1.88%, 11/5/18	$990	$998

Synchrony Financial, 1.88%, 8/15/17	955	957
		5,059

Consumer Products – 0.6%

Kimberly-Clark Corp., 1.40%, 2/15/19	600	604

Procter & Gamble (The) Co., 1.90%, 11/1/19	2,055	2,097
		2,701

Consumer Services – 0.7%

ADT (The) Corp., 4.13%, 6/15/23	545	537

APX Group, Inc., 6.38%, 12/1/19	625	637

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (3)	500	545

Service Corp. International, 5.38%, 1/15/22	550	572

United Rentals North America, Inc., 7.63%, 4/15/22	495	527
6.13%, 6/15/23	395	414
		3,232

Containers & Packaging – 0.6%

Graphic Packaging International, Inc., 4.75%, 4/15/21	500	534

Plastipak Holdings, Inc., 6.50%, 10/1/21 (3)	650	674

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.25%, 2/15/21	500	521

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	750	774
		2,503

Department Stores – 0.1%

Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	243	245

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.9% – continued

Diversified Banks – 4.7%

Bank of America Corp., 2.00%, 1/11/18	$1,765	$1,773
1.94%, 3/22/18 (1)	800	806

Citigroup, Inc., 1.80%, 2/5/18	1,795	1,799
1.42%, 4/27/18 (1)	405	406
1.70%, 4/27/18	820	821
2.05%, 12/7/18	1,145	1,154
2.05%, 6/7/19	1,295	1,305
5.80%, 11/15/19 (4)	3,515	3,545

JPMorgan Chase & Co., 2.00%, 8/15/17	2,220	2,233
1.61%, 1/25/18 (1)	759	763
1.70%, 3/1/18	1,260	1,264
7.90%, 4/30/18 (4)	1,370	1,408
5.30%, 5/1/20 (4)	875	887

Wells Fargo & Co., 1.40%, 9/8/17	1,515	1,514
7.98%, 3/15/18 (4)	1,370	1,432
		21,110

Electrical Equipment Manufacturing – 0.3%

General Electric Co., 5.25%, 12/6/17	720	755

Roper Technologies, Inc., 1.85%, 11/15/17	560	563
		1,318

Entertainment Content – 0.2%

Walt Disney (The) Co., 1.65%, 1/8/19	555	561
0.88%, 7/12/19	420	416
		977

Exploration & Production – 0.3%

ConocoPhillips Co., 1.50%, 5/15/18	940	940

QEP Resources, Inc., 6.88%, 3/1/21	410	427
		1,367

Financial Services – 2.4%

Charles Schwab (The) Corp., 1.50%, 3/10/18	1,435	1,440

Goldman Sachs Group (The), Inc., 2.90%, 7/19/18	1,070	1,095

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.9% – continued

Financial Services – 2.4% – continued
1.75%, 4/25/19 (1)	$1,290	$1,300
2.00%, 4/25/19	820	825
5.38%, 5/10/20 (4)	400	402

Morgan Stanley, 5.95%, 12/28/17	3,408	3,588
2.13%, 2/1/19 (1)	1,220	1,244
2.45%, 2/1/19	805	820
		10,714

Food & Beverage – 1.8%

Anheuser-Busch InBev Finance, Inc., 1.16%, 2/1/19 (1)	1,500	1,498
1.90%, 2/1/19	1,110	1,121

Coca-Cola (The) Co., 1.38%, 5/30/19	1,045	1,048

Constellation Brands, Inc., 3.88%, 11/15/19	1,475	1,552

General Mills, Inc., 1.40%, 10/20/17	1,000	1,002

PepsiCo, Inc., 1.25%, 4/30/18	835	837
2.25%, 1/7/19	520	532

Smithfield Foods, Inc., 5.25%, 8/1/18 (3)	675	679
		8,269

Hardware – 0.0%

NetApp, Inc., 2.00%, 12/15/17	162	162

Health Care Facilities & Services – 0.1%

Cardinal Health, Inc., 2.40%, 11/15/19	575	588

Home & Office Products Manufacturing – 0.3%

Newell Brands, Inc., 2.15%, 10/15/18	1,405	1,425

Home Improvement – 0.6%

Stanley Black & Decker, Inc., 2.45%, 11/17/18	1,745	1,783

Whirlpool Corp., 1.65%, 11/1/17	1,000	1,003
		2,786

Homebuilders – 0.2%

Lennar Corp., 4.13%, 12/1/18	1,000	1,028

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.9% – continued

Industrial Other – 0.1%

SBA Tower Trust, 2.93%, 12/15/17 (3)	$605	$608

Integrated Oils – 1.3%

Chevron Corp., 1.34%, 11/9/17	1,225	1,227
1.35%, 11/15/17	820	822

Exxon Mobil Corp., 1.44%, 3/1/18	805	808
1.31%, 3/6/18	2,130	2,137
1.71%, 3/1/19	815	824
		5,818

Life Insurance – 0.1%

New York Life Global Funding, 1.55%, 11/2/18 (3)	445	447

Machinery Manufacturing – 2.3%

Caterpillar Financial Services Corp., 1.52%, 2/23/18 (1)	1,030	1,037
1.80%, 11/13/18	860	867
1.35%, 5/18/19	1,320	1,319

Illinois Tool Works, Inc., 1.95%, 3/1/19	1,810	1,846

John Deere Capital Corp., 1.07%, 12/15/17 (1)	200	200
0.97%, 1/16/18 (1)	200	200
1.60%, 7/13/18	1,130	1,136
1.95%, 3/4/19	1,230	1,249
1.25%, 10/9/19	975	969
1.26%, 10/9/19 (1)	1,625	1,624
		10,447

Managed Care – 0.5%

Aetna, Inc., 1.70%, 6/7/18	410	411

UnitedHealth Group, Inc., 1.90%, 7/16/18	885	895
1.70%, 2/15/19	795	800
		2,106

Mass Merchants – 0.2%

Wal-Mart Stores, Inc., 1.13%, 4/11/18	692	694

Medical Equipment & Devices Manufacturing – 1.2%

Becton Dickinson and Co., 1.80%, 12/15/17	1,010	1,015

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.9% – continued

Medical Equipment & Devices Manufacturing – 1.2% – continued

Danaher Corp., 1.65%, 9/15/18	$555	$560

Medtronic, Inc., 1.50%, 3/15/18	945	949

Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	970	972

Zimmer Biomet Holdings, Inc., 2.00%, 4/1/18	2,000	2,013
		5,509

Metals & Mining – 0.4%

Glencore Funding LLC, 2.13%, 4/16/18 (3)	545	541
2.04%, 1/15/19 (1)(3)	1,065	1,057
		1,598

Oil & Gas Services & Equipment – 0.3%

Cameron International Corp., 1.40%, 6/15/17	1,530	1,530

Pharmaceuticals – 1.1%

Bayer US Finance LLC, 1.50%, 10/6/17 (3)	550	550

Bristol-Myers Squibb Co., 1.75%, 3/1/19	380	385

Eli Lilly & Co., 1.25%, 3/1/18	990	992

Johnson & Johnson, 1.13%, 3/1/19	1,100	1,104

Pfizer, Inc., 1.20%, 6/1/18	1,250	1,252
2.10%, 5/15/19	835	852
		5,135

Pipeline – 0.6%

Enterprise Products Operating LLC, 1.65%, 5/7/18	1,365	1,365

Regency Energy Partners L.P./Regency Energy Finance Corp., 5.88%, 3/1/22	760	838

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 5.88%, 10/1/20	357	368
		2,571

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.9% – continued

Property & Casualty Insurance – 0.7%

Berkshire Hathaway Finance Corp., 1.38%, 3/7/18 (1)	$216	$217
1.45%, 3/7/18	730	734

Berkshire Hathaway, Inc., 2.10%, 8/14/19	2,100	2,147
		3,098

Publishing & Broadcasting – 0.3%

21st Century Fox America, Inc., 7.25%, 5/18/18	460	502

NBCUniversal Enterprise, Inc., 5.25%, 3/19/21 (3)(5)	814	869
		1,371

Real Estate – 0.7%

ERP Operating L.P., 5.75%, 6/15/17	1,500	1,545

Ventas Realty L.P., 1.25%, 4/17/17	895	895

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (3)	530	531
		2,971

Refining & Marketing – 0.1%

Phillips 66, 2.95%, 5/1/17	390	394

Western Refining, Inc., 6.25%, 4/1/21	225	222
		616

Restaurants – 0.2%

McDonald’s Corp., 2.10%, 12/7/18	785	797

Retail – Consumer Discretionary – 0.7%

Hertz (The) Corp., 5.88%, 10/15/20	250	258

Home Depot (The), Inc., 2.25%, 9/10/18	615	628
2.00%, 6/15/19	915	934

Lowe’s Cos., Inc., 1.15%, 4/15/19	1,490	1,488
		3,308

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.9% – continued

Semiconductors – 0.1%

KLA-Tencor Corp., 2.38%, 11/1/17	$510	$513

Software & Services – 0.7%

International Business Machines Corp., 5.70%, 9/14/17	440	459
0.98%, 2/6/18 (1)	250	251
1.80%, 5/17/19	870	883

Microsoft Corp., 1.30%, 11/3/18	1,065	1,070

Oracle Corp., 1.26%, 1/15/19 (1)	555	559
		3,222

Supermarkets & Pharmacies – 1.0%

CVS Health Corp., 1.90%, 7/20/18	1,395	1,409

Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,000	1,005
1.75%, 5/30/18	2,015	2,026
		4,440

Tobacco – 0.6%

Philip Morris International, Inc., 1.25%, 8/11/17	120	120
1.25%, 11/9/17	855	856

Reynolds American, Inc., 2.30%, 6/12/18	1,850	1,877
		2,853

Transportation & Logistics – 0.5%

PACCAR Financial Corp., 1.75%, 8/14/18	1,090	1,102
1.65%, 2/25/19	1,320	1,333
		2,435

Utilities – 0.6%

CenterPoint Energy, Inc., 6.50%, 5/1/18	260	277

NextEra Energy Capital Holdings, Inc., 2.06%, 9/1/17	1,065	1,071

Southern (The) Co., 1.30%, 8/15/17	1,150	1,151
		2,499

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.9% – continued

Waste & Environment Services & Equipment – 0.2%

Clean Harbors, Inc., 5.25%, 8/1/20	$725	$745

Wireless Telecommunications Services – 1.1%

Verizon Communications, Inc., 1.10%, 11/1/17	1,695	1,692
3.65%, 9/14/18	1,055	1,101
1.13%, 8/15/19 (1)	1,465	1,463
1.38%, 8/15/19	645	642
		4,898

Wireline Telecommunications Services – 0.6%

Frontier Communications Corp., 8.25%, 4/15/17	500	520
8.88%, 9/15/20	740	798
6.25%, 9/15/21	1,500	1,442
		2,760
Total Corporate Bonds
(Cost $202,165)		203,405

FOREIGN ISSUER BONDS – 11.9%

Auto Parts Manufacturing – 0.2%

Schaeffler Holding Finance B.V. (100% Cash), 6.25%, 11/15/19 (3)(6)	1,000	1,036

Banks – 7.2%

Australia & New Zealand Banking Group Ltd., 2.00%, 11/16/18	1,150	1,162

Commonwealth Bank of Australia, 1.38%, 9/6/18 (3)	3,035	3,032

Credit Suisse A.G., 1.44%, 1/29/18 (1)	250	250
1.70%, 4/27/18	1,645	1,646

ING Bank N.V., 1.80%, 3/16/18 (3)	1,595	1,600
2.05%, 8/17/18 (3)	1,550	1,561

Lloyds Bank PLC, 1.75%, 3/16/18	2,120	2,121
2.00%, 8/17/18	1,825	1,833

Macquarie Bank Ltd., 1.60%, 10/27/17 (3)	2,610	2,614

Mizuho Bank Ltd., 1.80%, 3/26/18 (3)	2,610	2,616

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.9% – continued

Banks – 7.2% continued

National Bank of Canada, 2.10%, 12/14/18	$1,425	$1,443

Skandinaviska Enskilda Banken AB, 1.42%, 9/13/19 (1)(3)	2,040	2,041
1.50%, 9/13/19	1,300	1,293

Sumitomo Mitsui Banking Corp., 1.75%, 1/16/18	1,190	1,193
1.95%, 7/23/18	1,410	1,419

Svenska Handelsbanken AB, 1.33%, 9/6/19 (1)	1,520	1,522

Toronto-Dominion Bank (The), 1.45%, 9/6/18	1,265	1,267
1.95%, 1/22/19	810	819

Westpac Banking Corp., 1.95%, 11/23/18	1,310	1,321
1.37%, 8/19/19 (1)	1,990	1,988
		32,741

Commercial Finance – 0.3%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17	1,090	1,094

Diversified Banks – 1.4%

Bank of Montreal, 1.26%, 4/9/18 (1)	200	201
1.80%, 7/31/18	875	881

HSBC Holdings PLC, 5.63%, 1/17/20 (4)	1,705	1,682

Nordea Bank AB, 1.88%, 9/17/18 (3)	1,455	1,465
5.50%, 9/23/19 (3)(4)	1,430	1,405

Royal Bank of Canada, 1.29%, 7/30/18 (1)	620	621
		6,255

Electrical Equipment Manufacturing – 0.9%

Siemens Financieringsmaatschappij N.V., 1.17%, 9/13/19 (1) (3)	1,670	1,668
1.30%, 9/13/19 (3)	1,670	1,661

Tyco Electronics Group S.A., 6.55%, 10/1/17	660	693
		4,022

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.9% – continued

Financial Services – 0.3%

Mitsubishi UFJ Trust & Banking Corp., 1.60%, 10/16/17 (3)	$895	$896

UBS Group Funding Jersey Ltd., 2.95%, 9/24/20 (3)	215	220
		1,116

Food & Beverage – 0.5%

Pernod Ricard S.A., 2.95%, 1/15/17 (3)	756	759

Suntory Holdings Ltd., 1.65%, 9/29/17 (3)	1,495	1,497
		2,256

Integrated Oils – 0.5%

Shell International Finance B.V., 1.25%, 11/10/17	890	892
1.38%, 9/12/19	1,060	1,057
1.75%, 9/12/21	500	497
		2,446

Machinery Manufacturing – 0.2%

Pentair Finance S.A., 1.88%, 9/15/17	1,070	1,073

Pharmaceuticals – 0.3%

Actavis Funding SCS, 2.35%, 3/12/18	1,385	1,399

Tobacco – 0.1%

Imperial Brands Finance PLC, 2.05%, 7/20/18 (3)	380	383
Total Foreign Issuer Bonds
(Cost $53,693)		53,821

U.S. GOVERNMENT AGENCIES – 2.2% (7)

Fannie Mae – 0.9%

Pool #555649 7.50%, 10/1/32	29	34

Pool #893082 3.09%, 9/1/36 (1)	193	203

Pool #AB3114 5.00%, 6/1/41	656	730

Pool #AD0915 5.50%, 12/1/38	68	77

Pool #AD7061 5.50%, 6/1/40	126	142

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 2.2% (7) – continued

Fannie Mae – 0.9% – continued

Pool #AI3471 5.00%, 6/1/41	$220	$246

Pool #AK0501 3.00%, 1/1/27	663	696

Pool #AO0315 3.00%, 4/1/27	1,058	1,117

Pool #AO4482 3.00%, 5/1/27	708	745
		3,990

Freddie Mac – 0.1%

Pool #1B3617 2.83%, 10/1/37 (1)	165	174

Pool #848076 5.58%, 6/1/38 (1)	87	90
		264

Freddie Mac Gold – 0.1%

Pool #A92650 5.50%, 6/1/40	294	330

Pool #G13387 5.00%, 4/1/23	110	116
		446

Government National Mortgage Association – 1.0%

Series 2011-41, Class PA 4.00%, 1/20/41	1,104	1,132

Series 2012-123, Class A 1.04%, 7/16/46	2,363	2,278

Series 2013-12, Class KA 1.50%, 12/16/43	210	208

Series 2013-17, Class AF 1.21%, 11/16/43	1,054	1,036
		4,654

Government National Mortgage Association II – 0.1%

Pool #83021 3.00%, 1/20/42 (1)	469	484
Total U.S. Government Agencies
(Cost $9,854)		9,838

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 9.1%

U.S. Treasury Notes – 9.1%
0.75%, 9/30/18	$24,045	$24,038
0.88%, 9/15/19	13,260	13,259
1.13%, 9/30/21	3,795	3,790
		41,087
Total U.S. Government Obligations
(Cost $41,080)		41,087

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(8)(9)	2,441,143	$2,441
Total Investment Companies
(Cost $2,441)		2,441

Total Investments – 100.0%
(Cost $451,164)		452,652

Other Assets less Liabilities – 0.0%		136
NET ASSETS – 100.0%		$452,788

(1)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(2)	Step coupon bond. Rate as of September 30, 2016 is disclosed.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the perpetual call date.
(5)	Perpetual call security.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of September 30, 2016 is disclosed.

^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	10.2%
U.S. Agency	1.0
AAA	31.9
AA	8.2
A	21.2
BBB	20.1
BB	5.2
B	1.4
CCC	0.3
Cash Equivalents	0.5

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$142,060	$–	$142,060
Corporate Bonds (1)	–	203,405	–	203,405
Foreign Issuer Bonds (1)	–	53,821	–	53,821
U.S. Government Agencies (1)	–	9,838	–	9,838
U.S Government Obligations (1)	–	41,087	–	41,087
Investment Companies	2,441	–	–	2,441
Total Investments	$2,441	$450,211	$–	$452,652

(1)	Classifications as defined in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.7% (1)

Fannie Mae – 29.0%

Fannie Mae 0.88%, 8/2/19	$3,000	$2,988

Pool #555649 7.50%, 10/1/32	57	65

Pool #893082 3.09%, 9/1/36 (2)	515	542

Pool #AB4725 3.00%, 3/1/27	3,394	3,567

Pool #AB6782 2.50%, 11/1/27	1,115	1,156

Pool #AL1869 3.00%, 6/1/27	784	826

Pool #AL6012 4.00%, 10/1/44	2,984	3,248

Pool #AL6319 4.00%, 1/1/45	3,022	3,293

Pool #AL7941 4.00%, 12/1/45	3,037	3,310

Pool #AL8703 3.00%, 2/1/30	2,872	3,023

Pool #AQ9360 2.50%, 1/1/28	2,819	2,923

Pool #AS6520 3.50%, 1/1/46	4,369	4,609

Pool #AS6996 4.00%, 4/1/46	4,377	4,705

Pool #AS7568 4.50%, 7/1/46	4,290	4,712

Pool TBA 10/16/46 (3)	6,000	6,284
		45,251

Federal Home Loan Bank – 5.1%

Federal Home Loan Banks 0.88%, 10/1/18	3,000	2,999
0.88%, 8/5/19	3,000	2,989
1.00%, 9/26/19	2,000	1,998
		7,986

Freddie Mac – 4.4%

Freddie Mac 0.88%, 10/12/18	3,000	2,999

Pool #1J0365 3.00%, 4/1/37 (2)	611	646

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.7% (1) – continued

Freddie Mac – 4.4% – continued

Pool #1J2840 3.15%, 9/1/37 (2)	$1,120	$1,194

Pool #1Q0323 3.61%, 5/1/37 (2)	1,876	1,965

Pool #410092 2.66%, 11/1/24 (2)	7	7
		6,811

Freddie Mac Gold – 6.8%

Pool #G08617 4.50%, 11/1/44	1,191	1,305

Pool #G18465 2.50%, 5/1/28	2,888	2,995

Pool #G60637 4.00%, 5/1/45	2,903	3,113

Pool #Q40264 3.50%, 5/1/46	2,939	3,101
		10,514

Government National Mortgage Association – 3.4%

Series 2012-123, Class A 1.04%, 7/16/46	2,316	2,232

Series 2013-12, Class KA 1.50%, 12/16/43	934	927

Series 2013-17, Class AF 1.21%, 11/16/43	2,175	2,137
		5,296
Total U.S. Government Agencies
(Cost $75,719)		75,858

U.S. GOVERNMENT OBLIGATIONS – 50.2%

U.S. Treasury Notes – 50.2%

0.75%, 9/30/18	25,640	25,632

0.88%, 9/15/19	28,870	28,869

1.00%, 9/30/19	2,350	2,357

1.63%, 7/31/20	1,000	1,021

1.13%, 9/30/21	18,200	18,176

1.38%, 9/30/23	2,145	2,137
		78,192
Total U.S. Government Obligations
(Cost $78,121)		78,192

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.2%

Northern Institutional Funds – U.S. Government Portfolio, 0.22% (4)(5)	8,170,991	$8,171
Total Investment Companies
(Cost $8,171)		8,171

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.8%

U.S. Treasury Bill, 0.16%, 12/15/16 (6)(7)	$1,150	$1,150
Total Short Term Investments
(Cost $1,149)		1,150

Total Investments – 104.9%
(Cost $163,160)		163,371

Liabilities less Other Assets – (4.9%)		(7,564)
NET ASSETS – 100.0%		$155,807

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(3)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of September 30, 2016 is disclosed.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
(7)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
5-Year U.S. Treasury Note	100	$12,152	Long	12/16	$2
10-Year U.S. Treasury Note	(35)	4,589	Short	12/16	6

Total					$8

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	51.8%
U.S. Agency	43.2
Cash Equivalents	5.0

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies (1)	$–	$75,858	$–	$75,858
U.S. Government Obligations (1)	–	78,192	–	78,192
Investment Companies	8,171	–	–	8,171
Short-Term Investments	–	1,150	–	1,150
Total Investments	$8,171	$155,200	$–	$163,371

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$8	$–	$–	$8

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
TBA	To Be Announced

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 9.8%

Automobiles Manufacturing – 2.2%

Ford Motor Credit Co. LLC, 1.68%, 9/8/17	$4,000	$4,003
2.55%, 10/5/18	2,000	2,029
1.68%, 3/12/19 (1)	24,750	24,780

General Motors Financial Co., Inc., 2.74%, 1/15/19 (1)	32,000	32,419

Hyundai Capital America, 2.40%, 10/30/18 (2)	12,500	12,674
		75,905

Banks – 1.7%

Capital One N.A., 1.50%, 9/5/17	8,300	8,295
1.65%, 2/5/18	10,000	10,012
2.35%, 8/17/18	5,500	5,567

Citizens Bank N.A., 1.60%, 12/4/17	16,000	15,992

HSBC USA, Inc., 1.70%, 3/5/18	10,000	10,020

KeyBank N.A., 1.60%, 8/22/19	4,000	4,000

MUFG Americas Holdings Corp., 1.63%, 2/9/18	5,000	5,008
		58,894

Consumer Finance – 0.3%

Synchrony Financial, 1.99%, 2/3/20 (1)	9,000	8,804

Diversified Banks – 1.3%

Bank of America Corp., 1.94%, 3/22/18 (1)	2,000	2,015
1.72%, 1/15/19 (1)	5,000	5,032
1.72%, 4/1/19 (1)	5,000	5,030

Citigroup, Inc., 1.80%, 2/5/18	5,000	5,013
1.43%, 4/8/19 (1)	18,000	18,024
2.05%, 6/7/19	8,000	8,061
		43,175

Financial Services – 0.8%

Morgan Stanley, 1.99%, 4/25/18 (1)	4,000	4,046

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 9.8% – continued

Financial Services – 0.8% – continued
1.56%, 1/24/19 (1)	$8,000	$8,029
2.45%, 2/1/19	5,500	5,599
2.10%, 4/21/21 (1)	10,000	10,193
		27,867

Food & Beverage – 0.3%

Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/19	10,850	10,955

Managed Care – 0.1%

UnitedHealth Group, Inc., 1.90%, 7/16/18	5,000	5,053

Medical Equipment & Devices Manufacturing – 0.1%

Becton Dickinson and Co., 1.80%, 12/15/17	5,000	5,023

Oil & Gas Services & Equipment – 0.6%

Schlumberger Holdings Corp., 2.35%, 12/21/18 (2)	20,000	20,373

Pharmaceuticals – 0.5%

AbbVie, Inc., 1.80%, 5/14/18	18,000	18,074

Property & Casualty Insurance – 0.5%

Berkshire Hathaway Finance Corp., 1.30%, 8/15/19	16,000	16,027

Real Estate – 0.1%

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (2)	5,000	5,009

Supermarkets & Pharmacies – 0.7%

CVS Health Corp., 1.90%, 7/20/18	10,000	10,097

Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	5,000	5,027
1.75%, 5/30/18	8,000	8,044
		23,168

Tobacco – 0.2%

Reynolds American, Inc., 2.30%, 6/12/18	5,000	5,073

Wireless Telecommunications Services – 0.4%

Verizon Communications, Inc., 2.61%, 9/14/18 (1)	11,623	11,928
Total Corporate Bonds
(Cost $333,113)		335,328

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.7%

Automobiles Manufacturing – 0.2%

Hyundai Capital Services, Inc., 1.66%, 3/18/17 (1) (2)	$4,000	$4,003
1.63%, 8/30/19 (2)	5,000	4,984
		8,987

Banks – 3.1%

Macquarie Bank Ltd., 1.65%, 3/24/17 (2)	5,000	5,007

Santander UK PLC, 1.65%, 9/29/17	15,000	15,012

Sumitomo Mitsui Banking Corp., 1.95%, 7/23/18	15,000	15,092

Toronto-Dominion Bank (The), 1.95%, 1/22/19	32,000	32,370

Westpac Banking Corp., 1.95%, 11/23/18	18,000	18,147
1.60%, 8/19/19	19,000	19,001
		104,629

Diversified Banks – 1.3%

HSBC Holdings PLC, 2.49%, 5/25/21 (1)	10,000	10,195

Societe Generale S.A., 1.93%, 10/1/18 (1)	24,000	24,168

Sumitomo Mitsui Financial Group, Inc., 2.51%, 3/9/21 (1)	10,000	10,301
		44,664

Financial Services – 0.7%

UBS Group Funding Jersey Ltd., 2.30%, 9/24/20 (1)(2)	25,000	25,380

Food & Beverage – 0.6%

Suntory Holdings Ltd., 1.65%, 9/29/17 (2)	20,000	20,030

Pharmaceuticals – 0.9%

Actavis Funding SCS, 1.30%, 6/15/17	10,000	9,992
2.35%, 3/12/18	9,500	9,598

Mylan N.V., 3.00%, 12/15/18 (2)	10,000	10,220
		29,810

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.7% – continued

Pipeline – 0.9%

TransCanada PipeLines Ltd., 1.63%, 11/9/17	$30,000	$30,079
Total Foreign Issuer Bonds
(Cost $261,427)		263,579

U.S. GOVERNMENT AGENCIES – 0.7% (3)

Fannie Mae – 0.7%
Fannie Mae 0.88%, 8/2/19	24,000	23,907
Total U.S. Government Agencies
(Cost $23,962)		23,907

U.S. GOVERNMENT OBLIGATIONS – 1.8%

U.S. Treasury Notes – 1.8%
0.75%, 7/31/18	30,000	29,992
0.75%, 7/15/19	30,000	29,902
		59,894
Total U.S. Government Obligations
(Cost $59,987)		59,894

MUNICIPAL BONDS – 63.4%

Alabama – 0.2%

Alabama State G.O. Unlimited Bonds, Series B, 5.00%, 11/1/18	5,045	5,473

Alaska – 0.5%

Alaska State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/18	4,900	5,259

Anchorage General Purpose G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/18	12,085	13,022
		18,281

Arizona – 0.1%

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/1/16	4,000	4,029

California – 5.1%

California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AT, 1.14%, 12/1/17 (4)	9,000	8,976

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS - 63.4% – continued

California – 5.1% – continued

California State Earthquake Authority Taxable Revenue Bonds, 1.82%, 7/1/17	$2,500	$2,511

California State Floating G.O. Unlimited Refunding Bonds, Series A, 1.29%, 5/1/18 (4)	9,000	8,974

California State G.O. Unlimited Bonds, 5.00%, 8/1/18	9,510	10,233

California State G.O. Unlimited Refunding Bonds, 5.00%, 3/1/18	12,125	12,839
5.00%, 8/1/18	16,100	17,325

California State Health Facilities Financing Authority Revenue Refunding Bonds, Lucile Packard Stanford Hospital, 5.00%, 8/15/17	2,000	2,072

California State Index Floating Rate G.O. Unlimited Bonds, Series D, 1.07%, 12/1/17 (4)	5,000	4,994

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, The J. Paul Getty Trust, 1.12%, 4/2/18 (4)	21,000	21,002

California State Municipal Finance Authority Multifamily Housing Revenue Bonds, Series A, Stevenson House Apartments, 0.85%, 11/1/17	3,000	2,994

California State Public Works Board Lease Revenue Bonds, Series H, 5.00%, 12/1/17	7,280	7,634

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 4/1/17	4,000	4,085

Los Angeles Community College District G.O. Unlimited Bonds, Series G, 3.00%, 8/1/17	4,000	4,074

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Proposition A First Tier Senior, 5.00%, 7/1/18	6,280	6,742

Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), 5.00%, 5/15/18	1,500	1,596
5.00%, 5/15/19	2,000	2,202

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

California – 5.1% – continued

Los Angeles Multifamily Revenue Bonds, Hancock Gardens Senior Housing, 0.80%, 11/1/17	$8,200	$8,187

Los Angeles TRANS, Series B, 3.00%, 6/29/17	19,000	19,334

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 1.31%, 7/1/18 (1)(2)(5)	7,000	7,000

Oakland G.O. Unlimited Refunding Bonds, Series A, 4.00%, 1/15/17	2,550	2,574

Sacramento County Water Financing Authority Revenue Bonds, Series A, Water Agency Zones 40 & 41 (NATL Insured), 5.00%, 6/1/17	1,000	1,027

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series R-3, 5.00%, 7/1/18	10,000	10,730

Santa Clara Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 7/1/17	1,725	1,780

University of California Limited Project Revenue Refunding Bonds, Series I, 5.00%, 5/15/17	4,000	4,106
		172,991

Colorado – 0.7%

Colorado State Housing Finance Authority Corp. Multifamily Revenue Bonds, Traditions Englewood Project, 0.90%, 12/1/17	4,225	4,225

Denver City & County Airport System Revenue Bonds, Series D (AMT) (NATL Insured), 5.25%, 11/15/18	18,050	18,906
		23,131

Connecticut – 3.1%

Connecticut State G.O. Unlimited Bonds, 5.00%, 8/1/18	15,000	16,095

Connecticut State G.O. Unlimited Bonds, Series A, 3.00%, 3/15/17	5,435	5,489

Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion, 4.00%, 10/15/16	2,640	2,644

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Connecticut – 3.1% – continued

Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index, 1.26%, 3/1/18 (1)	$2,500	$2,500

Connecticut State G.O. Unlimited Bonds, Series B, Sifma Index, 1.33%, 3/1/19 (1)	1,500	1,501

Connecticut State G.O. Unlimited Bonds, Series D, Sifma Index, 1.72%, 8/15/18 (1)	1,500	1,501

Connecticut State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series U2, Yale University, 1.00%, 2/6/19 (4)	17,250	17,246

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University, 0.90%, 2/1/18 (4)	28,000	27,966

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University, 1.00%, 7/1/19 (4)	16,000	16,000

Connecticut State Special Tax Obligation Revenue Bonds, Series A, 3.00%, 8/1/17	4,800	4,885

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A, 4.00%, 9/1/17	2,000	2,057

Greenwich G.O. Unlimited Bonds, 5.00%, 1/15/19	4,200	4,598

Hartford County Metropolitan District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/18	2,280	2,438

		104,920

Delaware – 0.0%

Delaware State G.O. Unlimited Bonds, Series B, 5.00%, 2/1/17	1,540	1,562

Florida – 4.0%

Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/1/18	2,500	2,696

Broward County Airport System Revenue Refunding Bonds, Series C (AMT), 5.00%, 10/1/17	4,125	4,292

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Florida – 4.0% – continued

Citizens Property Insurance Corp. High Account Senior Secured Revenue Bonds, Series A-1, 5.50%, 6/1/17	$4,750	$4,897

Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1, 5.25%, 6/1/17	4,450	4,580

Citizens Property Insurance Corp. Revenue Bonds, Series A1, 5.00%, 6/1/18	3,400	3,552

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/17	7,100	7,296
5.00%, 6/1/18	6,870	7,325
5.00%, 6/1/19	9,355	10,325

Citizens Property Insurance Corp. Senior Secured Variable Revenue Bonds, Series A-2, 1.69%, 6/1/18 (1)	14,000	13,960

Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Co. Project, 1.40%, 12/1/17 (4)	8,000	8,022

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 1/1/18	25,000	26,299

Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, 5.00%, 7/1/17	6,200	6,392

Florida State Housing Finance Corp. Multifamily Mortgage Revenue Bonds, Towers of Jacksonville, 0.70%, 5/1/17	4,500	4,496

Florida State Housing Finance Corp. Revenue Bonds, Series A, Hilltop Landings Apartments, 0.75%, 3/1/17	3,000	2,997

Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation, 5.00%, 7/1/18	2,000	2,144

Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.00%, 10/1/16	3,145	3,145

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Florida – 4.0% – continued

Jacksonville Special Revenue Bonds, Series A-1, Prerefunded, Escrowed to Maturity, 5.00%, 10/1/17	$1,185	$1,235

Jacksonville Special Revenue Bonds, Series A-1, Unrefunded Balance, 5.00%, 10/1/17	815	848

Lakeland Energy System Revenue Refunding Bonds, 1.59%, 10/1/17 (1)	1,000	1,001

Miami-Dade County Aviation International Airport Revenue Bonds, Series D (AGM Insured), Prerefunded, 5.25%, 10/1/17 (6)	3,000	3,130

Miami-Dade County Aviation Revenue Bonds, Series C (AMT), Miami International Airport (AGM Insured), 5.25%, 10/1/18	7,975	8,314

Miami-Dade County Housing Finance Authority Multifamily Revenue Bonds, Golfside Villas Apartments Project, 0.85%, 4/1/17	2,000	1,999

Palm Beach County Revenue Refunding Bonds, 5.00%, 11/1/16	2,320	2,329

Pasco County School District Sales TRB, 3.00%, 10/1/16	1,350	1,350

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, 5.00%, 10/1/18	4,000	4,323
		136,947

Georgia – 1.9%

Atlanta Airport Revenue Refunding Bonds, Series C (AMT), 5.00%, 1/1/17	3,840	3,881

Burke County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Co. Plant Vogtle Project, 1.55%, 6/1/18 (4)	28,100	28,333

Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant, 1.30%, 5/3/18 (4)	9,000	9,055

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Georgia – 1.9% – continued

Georgia State G.O. Unlimited Bonds, Series C-1, 5.00%, 10/1/16	$13,000	$13,001

Georgia State G.O. Unlimited Bonds, Series H, 5.00%, 12/1/16	6,000	6,044

Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A, 4.50%, 10/1/17	4,500	4,667
		64,981

Hawaii – 0.1%

Hawaii State G.O. Unlimited Bonds, Series FB, 5.00%, 4/1/19	3,000	3,303

Illinois – 0.4%

Illinois State Finance Authority Revenue Bonds, University of Chicago, Prerefunded, 5.00%, 7/1/17 (6)	15,000	15,473

Indiana – 1.4%

Indiana State Health Facility Financing Authority Variable Revenue Bonds, Ascension Health Subordinate Credit, 1.15%, 12/1/17 (4)	2,000	2,000

Indiana State Transportation Finance Authority Revenue Refunding Bonds, Series B (NATL Insured), 5.50%, 12/1/18	5,000	5,485

Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D (AMT), Indianapolis Airport Authority, 4.00%, 1/1/18	5,000	5,184
5.00%, 1/1/19	3,820	4,150

Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, 1.59%, 12/2/19 (4)	30,000	29,660
		46,479

Iowa – 0.0%

Davenport G.O. Unlimited Bonds, Series A, 5.00%, 6/1/17	1,465	1,505

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Kansas – 0.9%

Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index, 0.67%, 9/1/18 (1)	$7,000	$6,938
0.75%, 9/1/19 (1)	6,565	6,487

Kansas State Department of Transportation Highway Convertible Revenue Bonds, Series B-1, Prerefunded, 5.00%, 9/1/18 (6)	15,000	16,178

Kansas State Development Finance Authority Revolving Funds Revenue Bonds, Series K, Department of Health, 5.00%, 3/1/18	1,900	2,012
		31,615

Kentucky – 0.6%

Harrison County Healthcare Revenue BANS, Harrison Memorial Hospital, 1.50%, 5/1/17	5,000	4,997

Kentucky State Economic Development Finance Authority Revenue Bonds, Catholic Health Initiatives, 1.26%, 2/1/20 (4)	10,000	9,937

Kentucky State Rural Water Financial Corp. Public Project Revenue Notes, Series D-1, Construction Notes, 2.00%, 6/1/17	5,000	5,036
		19,970

Louisiana – 1.4%

Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds, 4.00%, 7/15/17	1,000	1,023

Louisiana State Citizens Property Insurance Corp. Revenue Refunding Bonds, 5.00%, 6/1/17	4,150	4,259

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, Second Lien, Libor Index, 0.84%, 5/1/18 (4)	19,000	18,914

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Louisiana – 1.4% – continued

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B-2, Second Lien, Libor Index, 0.92%, 5/1/18 (4)	$21,500	$21,401

Shreveport Water & Sewer Improvement G.O. Unlimited Bonds, 4.00%, 9/1/17	1,000	1,027
		46,624

Maine – 0.1%

Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded, 5.25%, 7/1/17 (6)	2,000	2,067

Maryland – 5.5%

Anne Arundel County G.O. Limited Refunding Bonds, 5.00%, 10/1/17	12,000	12,502
5.00%, 10/1/18	6,500	7,033

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/17	5,500	5,578
5.00%, 8/1/17	5,425	5,615

Baltimore County G.O. Unlimited Bonds, 5.00%, 2/1/19	3,000	3,288

Baltimore County Metropolitan District 78th Issue G.O. Unlimited Bonds, 5.00%, 2/1/18	1,500	1,584

Baltimore Wastewater Projects Subordinate Revenue Bonds, Series C, 3.00%, 7/1/17	760	772

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B, 5.00%, 3/15/17	6,300	6,422

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 2/15/17	2,000	2,032
5.50%, 6/1/17	6,200	6,395

Maryland State G.O. Unlimited Bonds, First Series, 5.00%, 6/1/19	18,000	19,960

Maryland State G.O. Unlimited Bonds, First Series B, 5.00%, 3/15/17	1,000	1,019

Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan, 5.00%, 8/1/18	2,300	2,475

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Maryland – 5.5% – continued

Maryland State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/18	$25,300	$26,794

Maryland State G.O. Unlimited Refunding Bonds, First Series B, 4.50%, 8/1/17	5,000	5,155

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, Johns Hopkins Health System, 1.18%, 11/15/17 (4)	9,945	9,928

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Johns Hopkins Health System, 0.93%, 5/15/18 (4)	9,900	9,864
0.95%, 5/15/18 (4)	19,625	19,561

Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools, 5.00%, 5/1/18	1,500	1,598
5.00%, 5/1/19	1,250	1,380

Montgomery County G.O. Unlimited Bonds, Series B, 5.00%, 12/1/17	5,000	5,244
5.00%, 12/1/18	14,000	15,250

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/1/16	7,625	7,653

Montgomery County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/16	10,000	10,037
		187,139

Massachusetts – 1.5%

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M, Partners Healthcare, 1.39%, 1/30/18 (4)	24,580	24,579

Massachusetts State G.O. Limited Bonds, Series A, 5.00%, 12/1/16	6,000	6,044

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University, 5.00%, 11/15/17	2,000	2,094

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Massachusetts – 1.5% – continued

Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series A, University of Massachusetts, 1.15%, 4/1/19 (4)	$3,000	$3,005

Massachusetts State Housing Finance Agency Revenue Bonds, Series A, Construction Loan Notes, 0.65%, 12/1/16	15	15

Massachusetts State Transportation Fund Revenue Bonds, Series A, Rail Enhancement Program, 5.00%, 6/1/17	10,635	10,934

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, SubSeries A, MWRA Program, 6.00%, 8/1/18	1,000	1,093

Springfield G.O. Limited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/18	3,000	3,216
		50,980

Michigan – 0.4%

Grand Rapids Water Supply System Revenue Refunding Bonds, 5.00%, 1/1/18	2,000	2,101

Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A, 5.00%, 1/1/19	1,240	1,355

Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, Prerefunded, 0.95%, 2/1/18 (7)	195	195

Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, Unrefunded Balance, 0.95%, 2/1/18 (4)	5,805	5,802

Romeo Community School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 2.00%, 5/1/17	2,115	2,129

Warren Downtown Development G.O. Limited Tax Refunding Bonds, 2.00%, 10/1/16	1,000	1,000
2.00%, 10/1/17	900	908
		13,490

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Minnesota – 2.3%

Edina G.O. Unlimited Refunding Bonds, Series B, 3.00%, 2/1/17	$3,690	$3,718

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series A (School District Credit Program), 4.00%, 2/1/18	1,840	1,918

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Alternative Facility (School District Credit Program), 4.00%, 2/1/18	1,830	1,907

Minnesota State G.O. Unlimited Bonds, Prerefunded, 5.00%, 11/1/16 (6)	7,000	7,026

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/19	13,070	14,570

Minnesota State Rural Water Finance Authority Public Project Construction Revenue Notes, 2.00%, 10/1/17	8,000	8,080

Minnesota State Various Purpose G.O. Unlimited Bonds, Series B, 5.00%, 8/1/19	10,750	11,983

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/17	1,900	1,950

Orono Independent School District No. 278 Building G.O. Unlimited Refunding Bonds, Series D (School District Credit Program), 4.00%, 2/1/19	3,070	3,288

Osseo Independent School District No. 279 Building G.O. Unlimited Refunding Bonds, Series C (School District Credit Program), 5.00%, 2/1/17	2,850	2,890

Pipestone County Medical Center Revenue BANS, 0.85%, 5/1/17	1,100	1,100

Saint Paul Housing and Redevelopment Authority Multifamily Revenue Bonds, Cambric Apartments Project, 0.85%, 6/1/17	7,000	6,998

University of Minnesota Revenue Bonds, Series B, 4.00%, 1/1/17	1,600	1,613

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Minnesota – 2.3% – continued

University of Minnesota State Supported Stadium Debt Revenue Refunding Bonds, 5.00%, 8/1/17	$2,695	$2,788

Wayzata Independent School District No. 284 G.O. Unlimited Refunding Bonds (School District Credit Program), 5.00%, 2/1/17	7,620	7,728
		77,557

Missouri – 0.3%

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, 4.00%, 5/1/18	1,775	1,864

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, 5.00%, 1/1/17	2,000	2,021

Missouri State Board of Public Buildings Special Obligation Revenue Bonds, Series A, 3.00%, 4/1/18	1,500	1,548
4.00%, 4/1/19	5,000	5,381
		10,814

Municipal States Pooled Securities – 0.7%

BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC), 1.54%, 11/15/17 (1)(2)(5)	8,740	8,711

Nuveen Enhanced Municipal Credit Opportunities Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund, 1.59%, 10/1/17 (1)(2)(5)	15,000	15,001
		23,712

Nebraska – 0.1%

Lincoln Electric System Revenue Refunding Bonds, 5.00%, 9/1/19	3,000	3,351

Nevada – 3.6%

Clark County Airport Revenue Bonds, Series B (AMT), Junior Subordinate Lien, 5.00%, 7/1/17	14,700	15,143

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Nevada – 3.6% – continued

Clark County Airport System Revenue Refunding Bonds, Series A-1 (AMT), Subordinate Lien, 5.00%, 7/1/17	$10,000	$10,296

Clark County G.O. Limited Refunding Bank Bonds, Series A, 5.00%, 11/1/17	19,000	19,850

Clark County G.O. Limited Refunding Bonds, Series A, 5.00%, 7/1/17	14,400	14,852

Clark County School District Building G.O. Limited Refunding Bonds, Series C, 4.00%, 6/15/17	2,675	2,735

Clark County School District G.O. Limited Bonds, Series D, 5.00%, 6/15/18	4,000	4,277

Clark County School District G.O. Limited Refunding Bonds, Series A, 5.00%, 6/15/17	52,500	54,041

Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series A, Water Improvement, 3.00%, 6/1/18	1,000	1,035
		122,229

New Jersey – 0.5%

Morris County Improvement Authority Revenue Refunding Bonds, GTD Loan (County Gtd.), 3.00%, 5/1/18	2,250	2,324

New Jersey State EDA Variable Revenue Refunding Bonds, School Facilities Construction, 1.57%, 2/1/17 (1)	6,485	6,481

New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Princeton University, 5.00%, 7/1/17	2,000	2,063

New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B, 1.25%, 5/1/19	5,500	5,494
		16,362

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

New Mexico – 1.0%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 7/1/17	$2,200	$2,270

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, Subordinate Lien, 5.00%, 7/1/17	1,200	1,238

Las Cruces State Shared Gross Receipts TRB, 4.00%, 6/1/17	2,165	2,210

New Mexico State Capital Projects G.O. Unlimited Bonds, 5.00%, 3/1/18	11,000	11,645

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services, 5.00%, 8/1/17	1,385	1,431

New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B, 1.10%, 8/1/19 (4)	16,450	16,327
		35,121

New York – 7.1%

Brookhaven G.O. Limited Bonds, Series A, 3.00%, 2/1/17	6,565	6,617

Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C, 1.25%, 11/1/18 (4)	13,100	13,144

Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, SubSeries B-3C, 1.29%, 11/1/19 (4)	5,425	5,416

Metropolitan Transportation Authority Revenue Bonds, Series A, 5.00%, 11/15/18	1,630	1,771

Metropolitan Transportation Authority Revenue Refunding Bonds, SubSeries G-4, 1.19%, 11/1/17 (4)	8,045	8,046

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, SubSeries D2 (AGM Insured), 0.96%, 5/15/18(4)	9,425	9,371

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

New York – 7.1% – continued

New York City Housing Development Corp. Multifamily Housing Revenue Bonds, Series D-1-B, 1.35%, 5/1/18	$7,000	$7,010

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Escrowed to Maturity, 5.00%, 11/1/16	1,635	1,641

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance, 5.00%, 11/1/16	1,365	1,370

New York G.O. Unlimited Bonds, Series E, 5.00%, 8/1/17	2,685	2,778

New York G.O. Unlimited Bonds, Series I, 5.00%, 8/1/17	3,025	3,130

New York G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/17	8,500	8,795

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, NYU Hospital Center, Prerefunded, 5.00%, 7/1/17 (6)	4,000	4,127

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, St. Johns University (NATL Insured), Prerefunded, 5.25%, 7/1/17 (6)	10,420	10,769

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University, 5.00%, 10/1/18	1,000	1,083

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A, 5.00%, 2/15/17	3,400	3,455

New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E, 2.00%, 3/15/18	1,500	1,526

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/17	22,500	22,934

New York State Dormitory Authority Sales TRB, Series 2015B-A, 5.00%, 3/15/17	10,000	10,193

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

New York – 7.1% – continued

New York State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 4/15/17	$10,000	$10,234

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series F (SonyMA/GNMA/FNMA/FHLMC Insured), 1.20%, 11/1/18	6,550	6,554

New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), Terminal One Group Association, 5.00%, 1/1/17	5,000	5,051
5.00%, 1/1/18	9,565	10,031

New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 9/15/17	26,280	27,347
5.00%, 9/15/18	17,240	18,638

New York State Urban Development Corp. Personal Income TRB, Series A, 5.00%, 3/15/17	4,000	4,078
5.00%, 3/15/17	5,000	5,098

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract, 5.25%, 1/1/17	6,850	6,927

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 1.46%, 10/1/17 (1)(2)(5)	15,000	15,001

Port Authority of New York & New Jersey Consolidated 146th Revenue Bonds (AMT) (AGM Insured), 5.00%, 12/1/17	5,000	5,037

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT), 4.00%, 10/15/16	3,800	3,805
		240,977

North Carolina – 0.3%

Mecklenburg County G.O. Unlimited Bonds, Series A, 5.00%, 4/1/17	3,000	3,064

See Notes to the Financial Statements.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

North Carolina – 0.3% – continued

North Carolina State Limited Obligation Revenue Refunding Bonds, Series B, 5.00%, 11/1/16	$2,255	$2,263

Wake County Public Improvement G.O. Unlimited Bonds, 5.00%, 9/1/17	5,670	5,889
		11,216

North Dakota – 0.0%

Fargo G.O. Unlimited Refunding & Improvement Bonds, Series F, 5.00%, 5/1/17	1,065	1,091

Ohio – 4.6%

Allen County Hospital Facilities Revenue Bonds, Series B, Adjustable Mercy Health, 1.59%, 5/1/20 (4)	50,000	49,584

Columbus G.O. Limited Bonds, Series B, 2.00%, 7/1/17	2,290	2,311

Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/18	1,000	1,072

Crawford County Hospital Facilities Revenue Refunding Bonds, Avita Health System, 1.43%, 11/1/17	23,500	23,523

Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT), 2.34%, 9/1/19 (1)(2)(5)	11,400	11,403

Lancaster Port Authority Gas Variable Revenue Refunding Bonds, 1.07%, 8/1/19 (4)	21,500	21,385

Northeast Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/17	3,000	3,137

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/18	3,000	3,239

Ohio State G.O. Unlimited Bonds, Series B, 2.00%, 9/1/17	2,660	2,690
4.00%, 9/1/18	2,390	2,534

Ohio State G.O. Unlimited Bonds, Series C, 2.00%, 11/1/17	5,170	5,237

Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation, 1.31%, 1/1/18 (1)	2,000	1,994

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Ohio – 4.6% – continued

Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series B, 3.00%, 9/1/17	$5,200	$5,306

Ohio State Major New State Infrastructure Project Revenue Bonds, Series 2016-1, 5.00%, 12/15/18	2,500	2,722

Ohio State Water Development Authority Solid Waste Revenue Bonds (AMT), Waste Management, 1.70%, 11/1/18 (4)	11,215	11,295

University of Cincinnati Receipts Revenue Bonds, Series A, Floating Rate Notes, 0.80%, 6/1/18 (1)	8,275	8,231
		155,663

Oklahoma – 0.3%

Oklahoma City G.O. Unlimited Refunding Bonds, 2.00%, 3/1/17	2,000	2,010

Oklahoma Housing Finance Agency Collateralized Revenue Bonds, Savanna Landing Apartments, 0.85%, 7/1/18 (4)	6,000	5,972

Tulsa G.O. Unlimited Bonds, 2.00%, 3/1/17	2,930	2,945
		10,927

Oregon – 0.1%

Portland Sewer System Revenue Refunding Bonds, Series B, Second Lien, 5.00%, 6/1/17	2,000	2,057

Pennsylvania – 2.2%

Chester County IDA Student Housing Revenue Refunding BANS, University Student Housing Project, 0.65%, 2/1/17	6,700	6,694

North Penn Water Authority Variable Revenue Refunding Bonds, 0.76%, 11/1/19 (1)	1,000	989
0.85%, 11/1/19 (4)	4,080	4,045

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC, 4.00%, 2/1/17	1,430	1,445

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Pennsylvania – 2.2% – continued

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management, Inc. Project, 1.50%, 5/1/18 (4)	$2,000	$2,008

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project, 1.55%, 12/3/18 (4)	1,000	1,003

Pennsylvania State G.O. Unlimited Bonds, First Series, 5.00%, 3/15/17	27,200	27,724

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.00%, 10/15/16	4,000	4,007

Pennsylvania State HFA SFM Revenue Bonds, Series 114A (AMT), 1.55%, 10/1/16	740	740

Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania Health System, 5.00%, 8/15/17	3,500	3,624

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2, 1.54%, 12/1/19 (1)	2,500	2,489

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1, 1.44%, 12/1/18 (1)	12,000	11,960

Swarthmore Borough Authority Revenue Refunding Bonds, Series A, Swarthmore College, 5.00%, 9/15/18	2,280	2,463

University Area Joint Authority Sewer Variable Revenue Refunding Bonds, 1.24%, 11/1/17 (4)	5,400	5,393
		74,584

South Carolina – 0.4%

Horry County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured), 5.00%, 3/1/18	3,560	3,769

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

South Carolina – 0.4% – continued

Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured), 5.00%, 2/1/17	$2,840	$2,880

Richland County School District No. 2 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured), 5.00%, 2/1/17	8,000	8,114
		14,763

Tennessee – 0.9%

Knox County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/17	3,000	3,064

Memphis Electric System Subordinate Revenue Refunding Bonds, 5.00%, 12/1/16	5,650	5,691

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Radnor Towers Apartment Project, 0.90%, 4/1/18 (4)	4,500	4,497

Shelby County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 4/1/18	10,000	10,621

Tennessee State G.O. Unlimited Bonds, Series A, 4.00%, 8/1/17	3,000	3,081
5.00%, 8/1/18	2,325	2,502
		29,456

Texas – 7.3%

Beckville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.00%, 2/15/17	980	988

Carrollton G.O. Limited Refunding & Improvement Bonds, 4.00%, 8/15/17	1,000	1,028

Dallas Independent School District Variable Building Multi-Modal G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.), 5.00%, 2/15/19 (4)	3,000	3,277

Fort Worth Water & Sewer Revenue Refunding & Improvement Bonds, Series A, 5.00%, 2/15/17	7,865	7,989

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Texas – 7.3% – continued

Georgetown Independent School District Variable G.O. Unlimited Refunding Bonds, 2.00%, 8/1/18 (4)	$5,000	$5,070

Grand Parkway Transportation Corp. System Toll Revenue BANS, Series A, 3.00%, 12/15/16	28,225	28,339

Grapevine-Colleyville Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 8/15/19	2,830	3,155

Harlandale Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 2.00%, 8/15/18 (4)	5,000	5,081

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Memorial Hermann Hospital, 1.42%, 12/1/19 (4)	1,950	1,945

Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien, 5.00%, 11/15/18	1,000	1,085

Houston Combined Utility System Revenue Refunding Bonds, Series D, First Lien, 5.00%, 11/15/16	1,500	1,508

Houston G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	15,700	15,977
5.00%, 3/1/19	9,000	9,851

Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.), 1.70%, 6/1/18 (4)	5,500	5,573

Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 1.70%, 6/1/18 (4)	12,500	12,626

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/19	2,835	3,103

Houston Utility System Revenue Refunding Bonds, Series B, First Lien, 5.00%, 11/15/18	1,000	1,085

Irving G.O Limited Refunding & Improvement Bonds, 5.50%, 9/15/18	3,000	3,269

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Texas – 7.3% – continued

Judson Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/1/19	$1,980	$2,120

Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.), 0.90%, 8/15/19 (4)	7,000	7,018

Lewisville Refunding & Improvement G.O. Limited Bonds, 5.00%, 2/15/19	1,000	1,094

Lower Colorado River Authority Revenue Refunding Bonds, Series D, 5.00%, 5/15/17	2,220	2,275

Lubbock Waterworks G.O. Limited Bonds, Certificates of Obligation, 5.00%, 2/15/17	1,000	1,016

McAllen G.O. Limited Refunding Bonds, 4.00%, 2/15/17	1,360	1,376

North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/1/19	1,500	1,631

North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier, 1.64%, 1/1/19 (4)	7,250	7,250

Nuveen Quality Income Municipal Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund, 1.74%, 11/1/18 (1)(2)(5)	18,000	18,009

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, Junior Lien, 1.75%, 12/1/18 (4)	12,000	12,118

San Antonio G. O. Limited Bonds, Certificates of Obligation, 5.00%, 2/1/19	2,900	3,174

San Antonio G.O. Limited Refunding Bonds, 5.00%, 2/1/19	8,975	9,823

San Antonio G.O. Limited Tax Notes, 5.00%, 2/1/18	5,645	5,956
5.00%, 2/1/19	9,535	10,436

San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien, 1.24%, 11/1/17 (4)	21,500	21,507

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Texas – 7.3% – continued

San Antonio Water Variable Revenue Refunding Bonds, Junior Lien, 1.52%, 5/1/43 (1)	$8,700	$8,700

Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds, 5.00%, 4/1/18	10,000	10,623

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier, 5.00%, 4/1/18	9,000	9,561

University of Texas Permanent University Fund Revenue Refunding Bonds, Series A, 5.00%, 7/1/18	2,000	2,144

University of Texas Revenue Bonds, Series E, 5.00%, 8/15/19	2,000	2,231
		249,011

Utah – 0.0%

Utah State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/18	1,500	1,609

Virginia – 1.1%

Fairfax Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 4/1/19	2,500	2,756

Henrico County Public Improvement G.O. Unlimited Refunding Bonds, 5.00%, 7/15/19	3,000	3,341

Newport News G.O. Unlimited Refunding Bonds, 3.00%, 7/15/17	2,035	2,071
3.00%, 7/15/18	1,780	1,849

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, 21st Century College, 5.00%, 2/1/17	4,725	4,793

Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series IV, 5.00%, 4/15/18	7,650	8,136
5.00%, 4/15/19	11,000	12,132

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Virginia – 1.1% – continued

Virginia State Public School Authority Special Obligation Prince William County Revenue Refunding Bonds (State Aid Withholding), 5.00%, 8/1/18	$2,400	$2,583
		37,661

Washington – 1.8%

Central Puget Sound Regional Transportation Authority Revenue Refunding Bonds, Series P-1, 5.00%, 2/1/17	1,500	1,521

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Series S-2A, Green Bonds, 1.54%, 11/1/18 (4)	25,000	25,023

Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, 5.00%, 7/1/18	6,855	7,345

Grant County Public Utility District No. 2 Variable Revenue Bonds, Series K, 1.16%, 12/1/17 (4)	10,000	9,967

King County G.O. Limited Refunding Bonds, Series E, 5.00%, 12/1/18	4,000	4,352

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/17	4,500	4,564

Washington State Refunding COPS, State & Local Agency Real & Person (State Intercept Program), 5.00%, 7/1/18	7,335	7,849
		60,621

West Virginia – 0.2%

West Virginia State EDA Revenue BANS, Shepherd University Foundation, 1.20%, 2/1/18	4,250	4,252

West Virginia State Housing Finance Development Fund Revenue Bonds, Series A (AMT), 0.65%, 11/1/16	1,290	1,290
		5,542

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 63.4% – continued

Wisconsin – 0.7%

Milwaukee County G.O. Unlimited Bonds, Series A, 2.00%, 12/1/16	$2,620	$2,626

Wisconsin State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/18	4,000	4,263

Wisconsin State G.O. Unlimited Bonds, Series C, 5.00%, 5/1/18	8,505	9,064

Wisconsin State Petroleum Inspection Fee Revenue Bonds, Series 1, 7/1/19 (8)	7,000	7,575
		23,528
Total Municipal Bonds
(Cost $2,161,074)		2,158,812

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.0%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.33% ^(9)(10)	97,175	$97
Total Investment Companies
(Cost $97)		97

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 15.7%

Alaska State Industrial Development & Export Authority Variable Revenue Refunding Bonds, Series A, Greater Fairbanks (Union Bank N.A. LOC), 0.83%, 10/11/16 (4)	$5,100	$5,100

Augusta Housing Authority Revenue Bonds, Gardens At Harvest Point Apartments, 0.90%, 6/1/17 (4)	17,000	16,980

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series A, 1.00%, 4/3/17 (4)	37,840	37,848

Bucks County IDA Solid Waste Revenue Bonds (AMT), Variable Waste Management, Inc. Project, 1.38%, 2/1/17 (4)	3,150	3,153

Burke County Development Authority PCR Bonds, Georgia Power Co. Plant Vogtle Project, 1.38%, 4/4/17 (4)	2,350	2,352

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 15.7% – continued

Burke County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Co. Plant Vogtle Project, 1.75%, 6/1/17 (4)	$1,040	$1,044

Burlington Environmental Improvement Variable Revenue Refunding Bonds, Power & Light (Mizuho Bank Ltd. LOC), 0.88%, 10/11/16 (4)	5,000	5,000

California State Various Purpose G.O. Unlimited Bonds, Series A2, Kindergarten (State Street B&T Co. LOC), 0.72%, 10/4/16 (4)	25,000	25,000

Charles City & County EDA Solid Waste Disposal Revenue Bonds (AMT), Variable Waste Management, 1.60%, 5/1/17 (4)	3,350	3,359

Corpus Christi Utility System Variable Revenue Bonds, Series B, Junior Lien, 2.00%, 7/15/17 (4)	15,000	15,039

Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT), 2.34%, 10/11/16 (2)(4)(5)	11,000	11,003

Gilliam County Solid Waste Management Disposal Variable Revenue Bonds, Series A (AMT), 2.50%, 5/1/17 (4)	5,000	5,040

Highlands County Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventist Health, 0.84%, 10/11/16 (4)	10,000	10,000

Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.), 0.95%, 6/1/17 (4)	5,900	5,891

Illinois State Development Finance Authority Revenue Bonds, Amern Youth Hostels Project (Harris N.A. LOC), 0.86%, 10/11/16 (4)	1,625	1,625

Illinois State Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago, 0.50%, 3/7/17 (4)	29,700	29,637

Indiana State Health Facility Financing Authority Revenue Bonds, Series A-3, Ascension Health Subordinate Credit Group, 4.00%, 8/1/17 (4)	5,000	5,125

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 15.7% – continued

Kansas State Development Finance Authority MFH Revenue Bonds, Series B (AMT), Boulevard Apartments (U.S. Bank N.A. LOC), 0.94%, 10/11/16 (4)	$15,000	$15,000

Lehigh County IDA Revenue Refunding Bonds, Series A, Ppl Electric Utilities Corp., 0.90%, 9/1/17 (4)	8,000	7,990

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A, Unrefunded Balance, 5.00%, 12/1/16	1,125	1,133

Louisa IDA PCR Refunding Bonds, Series C, Virginia Electric & Power Co., 0.70%, 12/1/16 (4)	4,350	4,349

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, ExxonMobil Project, 0.76%, 10/4/16 (4)	25,000	25,000

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University, 1.42%, 3/30/17 (4)	8,000	7,995

Massachusetts State G.O. Limited Bonds, Series B, Central Artery, 0.78%, 10/4/16 (4)	10,000	10,000

Massachusetts State G.O. Limited RANS, Series A, 2.00%, 4/24/17	36,000	36,235

Massachusetts State G.O. Limited Rans, Series B, 2.00%, 5/22/17	11,000	11,081

Massachusetts State Housing Finance Agency Multifamily Conduit Variable Revenue Bonds, Wood Ridge, 1.05%, 6/1/17 (4)	3,200	3,198

Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A, 1.14%, 7/1/17 (4)	22,500	22,501

Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series B, Second Indenture, 1.12%, 7/1/17 (4)	7,500	7,494

Metropolitan Transportation Authority Dedicated Tax Fund Variable Revenue Refunding Bonds, Series 2008A-2A, 1.22%, 6/1/17 (4)	4,935	4,927

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 15.7% – continued

Metropolitan Transportation Authority Revenue BANS, Series A-2C, 2.00%, 2/1/17	$27,200	$27,305

Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project, 1.50%, 8/1/17 (4)	2,500	2,506

Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project, 1.50%, 8/1/17 (4)	2,500	2,504

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/17	13,070	13,526

Minnesota State Various Purpose G.O. Unlimited Bonds, Series B, 5.00%, 8/1/17	3,000	3,105

Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, 1.13%, 9/1/17 (4)	2,250	2,251

New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series U, Oakwood Towers Project, 0.80%, 5/1/17 (4)	6,700	6,685

Oregon State G.O. Limited TANS, Series A, 2.00%, 6/30/17	18,000	18,161

Oregon State Health & Science University Variable Revenue Bonds, Series B-3 (U.S. Bank N.A. LOC), 0.83%, 10/4/16 (4)	10,000	10,000

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan, 4.00%, 8/1/17	2,475	2,541

Rutherford County Health and Educational Facilities Housing Board Multifamily Revenue Bonds, Collateral Imperial Gardens Project, 0.95%, 7/1/17 (4)	2,000	1,998

San Jose Multifamily Housing Revenue Bonds, Casa Del Pueblo Apartments, 0.95%, 6/1/17 (4)	7,000	6,991

Sevier County Public Building Authority Local Government Public Improvement Variable Revenue Bonds, Series V-B-1, 0.95%, 10/11/16 (4)	10,000	10,000

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 15.7% – continued

Texas State Transportation Commission State Highway Fund Floating Revenue Bonds, Series B, First Tier, 1.19%, 4/1/17 (4)	$43,000	$42,978

Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, SubSeries B-4, 0.87%, 1/3/17 (4)	3,500	3,500

Utah State Housing Corp. Multifamily Housing Variable Revenue Bonds, Series A, Florentine Villas (FNMA Insured), 0.89%, 10/11/16 (4)	5,000	5,000

Wisconsin State Health & Educational Facilities Authority CP, 0.54%, 11/3/16	30,000	29,989

Wisconsin State Health & Educational Facilities Authority Variable Revenue Bonds, Series B1, Aurora Health Care Services, 1.25%, 8/15/17 (4)	5,200	5,203
Total Short Term Investments
(Cost $534,637)		534,342

Total Investments – 99.1%
(Cost $3,374,297)		3,375,959

Other Assets less Liabilities – 0.9%		31,052
NET ASSETS – 100.0%		$3,407,011

(1)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the puttable date.
(5)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of these restricted illiquid securities amounted to approximately $86,128,000 or 2.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC), 1.54%, 11/15/17	11/19/14	$8,740

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT), 2.34%, 9/1/19	2/24/16	$11,400
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 1.31%, 7/1/18	12/17/14	7,000
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 1.46%, 10/1/17	3/27/14	15,000
Nuveen Enhanced Municipal Credit Opportunities Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund, 1.59%, 10/1/17	3/27/14	15,000
Nuveen Quality Income Municipal Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund, 1.74%, 11/1/18	4/7/15	18,000

Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT), 2.34%, 10/11/16	2/24/16	11,000

(6)	Maturity date represents the prerefunded date.
(7)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the prerefunded date.
(8)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day yield as of September 30, 2016 is disclosed.
^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	1.8%
U.S. Agency	0.7
AAA	14.7
AA	41.4
A	20.5
BBB	9.0
BB	1.0
A1+ (Short Term)	0.6
A1 (Short Term)	7.6
Not Rated	2.7

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds (1)	$–	$335,328	$–	$335,328
Foreign Issuer Bonds (1)	–	263,579	–	263,579
U.S. Government Agencies (1)	–	23,907	–	23,907
U.S. Government Obligations (1)	–	59,894	–	59,894
Municipal Bonds (1)	–	2,158,812	–	2,158,812
Investment Companies	97	–	–	97
Short-Term Investments	–	534,342	–	534,342
Total Investments	$97	$3,375,862	$–	$3,375,959

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BANS	Bond Anticipation Notes
COPS	Certificates of Participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
G.O.	Government Obligation
GNMA	Government National Mortgage Association
Gtd.	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LOC	Line of Credit
NATL	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
SCSDE	South Carolina State Department of Education
SFM	Single Family Mortgage
SonyMA	State of New York Mortgage Agency
TRANS	Tax and Revenue Anticipation Notes
TRB	Tax Revenue Bonds

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 11.6%

Auto Floor Plan – 0.8%

Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1 1.20%, 2/15/19	$2,000	$2,001

Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1 1.55%, 7/15/21	3,000	2,998

GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1 1.96%, 5/17/21 (1)	2,500	2,509

Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A 0.91%, 7/20/19 (2)	5,000	4,998
		12,506

Automobile – 3.9%

Ally Auto Receivables Trust, Series 2015-2, Class A2A 0.98%, 3/15/18	1,888	1,888

Ally Auto Receivables Trust, Series 2016-1, Class A2A 1.20%, 8/15/18	2,830	2,833

AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A 1.42%, 10/8/19	1,500	1,502

AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A 1.37%, 11/8/19	4,800	4,805

AmeriCredit Automobile Receivables, Series 2016-1, Class A2B 1.27%, 6/10/19 (2)	4,823	4,834

ARI Fleet Lease Trust, Series 2014-A, Class A2 0.81%, 11/15/22 (1)	746	745

ARI Fleet Lease Trust, Series 2015-A, Class A2 1.11%, 11/15/18 (1)	1,210	1,208

BMW Vehicle Lease Trust, Series 2015-2, Class A2A 1.07%, 1/22/18	2,325	2,326

California Republic Auto Receivables Trust, Series 2016-1, Class A2 1.50%, 12/17/18	2,744	2,750

CarMax Auto Owner Trust, Series 2015-1, Class A2 0.88%, 3/15/18	308	308

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 11.6% – continued

Automobile – 3.9% – continued

CarMax Auto Owner Trust, Series 2015-2, Class A2A 0.82%, 6/15/18	$270	$270

CarMax Auto Owner Trust, Series 2016-2, Class A2A 1.24%, 6/17/19	2,000	2,003

Chesapeake Funding II LLC, Series 2016-2A, Class A1 1.88%, 6/15/28 (1)	7,000	7,026

Enterprise Fleet Financing LLC, Series 2015-1, Class A2 1.30%, 9/20/20 (1)	1,537	1,534

Enterprise Fleet Financing LLC, Series 2016-1, Class A2 1.83%, 9/20/21 (1)	5,000	5,012

Enterprise Fleet Financing LLC, Series 2016-2, Class A2 1.74%, 2/22/22 (1)(3)	4,000	4,005

GM Financial Automobile Leasing Trust, Series 2015-1, Class A2 1.10%, 12/20/17	1,445	1,445

GM Financial Automobile Leasing Trust, Series 2015-2, Class A2B 0.95%, 4/20/18 (2)	2,932	2,932

GM Financial Automobile Leasing Trust, Series 2016-1, Class A2A 1.30%, 7/20/18	1,901	1,904

Nissan Auto Lease Trust, Series 2016-A, Class A2A 1.22%, 8/15/18	2,900	2,903

Nissan Auto Lease Trust, Series 2016-B, Class A2A 1.26%, 12/17/18	3,000	3,002

Santander Drive Auto Receivables Trust, Series 2015-2, Class A2A 0.88%, 9/17/18	191	191

Santander Drive Auto Receivables Trust, Series 2015-4, Class A2A 1.20%, 12/17/18	456	456

Santander Drive Auto Receivables Trust, Series 2015-5, Class A2A 1.12%, 12/17/18	1,601	1,602

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 11.6% – continued

Automobile – 3.9% – continued

Volkswagen Auto Lease Trust, Series 2015-A, Class A2A 0.87%, 6/20/17	$242	$242

World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A 1.20%, 2/15/19	4,500	4,504
		62,230

Credit Card – 5.8%

Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3 0.96%, 9/16/19	3,500	3,500

Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5 1.48%, 7/15/20	5,500	5,524

Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5 1.60%, 5/17/21	3,500	3,528

Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1 0.97%, 2/15/22 (2)	14,000	14,086

CARDS II Trust, Series 2015-2A, Class A 1.04%, 7/15/20 (2)	2,500	2,499

Chase Issuance Trust, Series 2014-A1, Class A1 1.15%, 1/15/19	2,000	2,001

Chase Issuance Trust, Series 2016-A6, Class A6 1.10%, 1/15/20	5,000	4,997

Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2 1.02%, 2/22/19	5,000	5,002

Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4 1.23%, 4/24/19	5,000	5,008

Discover Card Execution Note Trust, Series 2014-A3, Class A3 1.22%, 10/15/19	3,000	3,004

Discover Card Execution Note Trust, Series 2015-A3, Class A 1.45%, 3/15/21	8,000	8,045

Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.64%, 7/15/21	10,000	10,093

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 11.6% – continued

Credit Card – 5.8% – continued

Discover Card Execution Note Trust, Series 2016-A4, Class A4 1.39%, 3/15/22	$4,000	$4,006

Evergreen Credit Card Trust, Series 2016-1, Class A 1.24%, 4/15/20 (1)(2)(3)	4,000	4,018

First National Master Note Trust, Series 2013-2, Class A 1.05%, 10/15/19 (2)	2,500	2,501

First National Master Note Trust, Series 2015-1, Class A 1.29%, 9/15/20 (2)	2,000	2,013

Golden Credit Card Trust, Series 2016-1A, Class A 1.12%, 1/15/20 (1)(2)	4,250	4,265

Golden Credit Card Trust, Series 2016-5A, Class A 1.60%, 9/15/21 (1)	4,000	4,012

Synchrony Credit Card Master Note Trust, Series 2015-2, Class A 1.60%, 4/15/21	2,000	2,009

World Financial Network Credit Card Master Trust, Series 2015-A, Class A 1.00%, 2/15/22 (2)	2,500	2,505
		92,616

Other – 0.6%

CNH Equipment Trust, Series 2015-A, Class A2 0.84%, 6/15/18	491	491

CNH Equipment Trust, Series 2016-B, Class A2A 1.31%, 10/15/19	1,000	1,001

Dell Equipment Finance Trust, Series 2015-1, Class A2 1.01%, 7/24/17 (1)	855	855

John Deere Owner Trust, Series 2015-B, Class A2 0.98%, 6/15/18	2,295	2,293

Kubota Credit Owner Trust, Series 2015-1A, Class A2 0.94%, 12/15/17 (1)	624	624

MMAF Equipment Finance LLC, Series 2015-AA, Class A2 0.96%, 9/18/17 (1)	357	357

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 11.6% – continued

Other – 0.6% – continued

Verizon Owner Trust, Series 2016-1A, Class A 1.42%, 1/20/21 (1)	$2,500	$2,506

Volvo Financial Equipment LLC, Series 2015-1A, Class A2 0.95%, 11/15/17 (1)	956	956
		9,083

Whole Loan – 0.5%

Permanent Master Issuer PLC, Series 2015-1A, Class A1 1.18%, 7/15/42 (1)(2)(3)	4,000	4,005

Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1 1.45%, 1/21/70 (1)(2)(3)	5,000	5,035
		9,040
Total Asset-Backed Securities
(Cost $184,974)		185,475

CORPORATE BONDS – 42.9%

Automobiles Manufacturing – 6.1%

American Honda Finance Corp., 1.50%, 9/11/17 (1)	700	702
1.70%, 2/22/19	4,000	4,034
1.20%, 7/12/19	3,300	3,281

Daimler Finance North America LLC, 1.26%, 3/2/18 (1)(2)	3,600	3,598
1.65%, 3/2/18 (1)	6,000	6,012
1.62%, 8/1/18 (1)(2)	5,000	5,025

Ford Motor Credit Co. LLC, 1.68%, 9/8/17	2,000	2,001
2.55%, 10/5/18	1,500	1,522
1.68%, 3/12/19 (2)	15,000	15,019

General Motors Financial Co., Inc., 2.74%, 1/15/19 (2)	18,000	18,236

Harley-Davidson Financial Services, Inc., 2.25%, 1/15/19 (1)	4,000	4,066

Nissan Motor Acceptance Corp., 1.39%, 3/3/17 (1)(2)	10,000	10,019
1.66%, 4/6/18 (1)(2)	5,000	4,998

Toyota Motor Credit Corp., 1.25%, 10/5/17	1,000	1,001
1.22%, 3/12/20 (2)	13,000	12,987

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.9% – continued

Automobiles Manufacturing – 6.1% – continued

Volkswagen Group of America Finance LLC, 1.19%, 5/23/17 (1)(2)	$4,000	$3,990
1.28%, 5/22/18 (1)(2)	1,000	994
		97,485

Banks – 2.5%

Capital One N.A., 1.50%, 9/5/17	4,100	4,098
1.65%, 2/5/18	3,000	3,004
2.35%, 8/17/18	2,750	2,783
1.62%, 9/13/19 (2)	5,000	4,997

HSBC USA, Inc., 1.74%, 9/24/18 (2)	5,000	5,008
1.43%, 11/13/19 (2)	10,000	9,870

MUFG Americas Holdings Corp., 1.63%, 2/9/18	2,000	2,003

Wells Fargo Bank N.A., 1.65%, 1/22/18	2,000	2,006
1.75%, 5/24/19	6,200	6,228
		39,997

Biotechnology – 0.8%

Amgen, Inc., 2.13%, 5/15/17	3,000	3,017
1.25%, 5/22/17	2,384	2,385
1.41%, 5/22/19 (2)	1,965	1,967

Celgene Corp., 2.13%, 8/15/18	2,500	2,527

Gilead Sciences, Inc., 1.85%, 9/4/18	2,300	2,324
		12,220

Chemicals – 0.3%

Monsanto Co., 1.15%, 6/30/17	5,000	4,981

Commercial Finance – 0.4%

GATX Corp., 1.25%, 3/4/17	6,000	5,996

Communications Equipment – 1.2%

Cisco Systems, Inc., 1.60%, 2/28/19	4,500	4,534
1.34%, 3/1/19 (2)	15,000	15,098
		19,632

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.9% – continued

Consumer Finance – 0.8%

American Express Credit Corp., 1.56%, 11/5/18 (2)	$2,400	$2,415
1.56%, 5/26/20 (2)	7,500	7,537

Synchrony Financial, 1.88%, 8/15/17	3,500	3,507
		13,459

Diversified Banks – 3.1%

Bank of America Corp., 1.94%, 3/22/18 (2)	6,000	6,045
1.72%, 1/15/19 (2)	3,000	3,019
1.72%, 4/1/19 (2)	5,000	5,030
2.11%, 4/19/21 (2)	7,000	7,089

Citigroup, Inc., 1.63%, 7/30/18 (2)	5,000	5,021
1.43%, 4/8/19 (2)	5,000	5,007

JPMorgan Chase & Co., 1.35%, 3/1/18 (2)	4,200	4,201
1.37%, 1/28/19 (2)	4,000	4,006
1.67%, 1/23/20 (2)	7,000	7,067

Wells Fargo & Co., 1.50%, 1/16/18	2,000	2,003
1.34%, 4/23/18 (2)	1,215	1,218
		49,706

Electrical Equipment Manufacturing – 1.1%

General Electric Co., 1.56%, 4/2/18 (2)	3,991	4,022
1.18%, 1/14/19 (2)	3,100	3,123
1.28%, 1/9/20 (2)	10,000	10,069
		17,214

Entertainment Content – 0.5%

Walt Disney (The) Co., 1.10%, 12/1/17	5,189	5,193
1.65%, 1/8/19	2,345	2,372
1.14%, 5/30/19 (2)	1,000	1,002
		8,567

Financial Services – 3.2%

Bank of New York Mellon (The) Corp., 1.33%, 9/11/19 (2)	3,000	2,999
1.67%, 8/17/20 (2)	2,000	2,026

Goldman Sachs Group (The), Inc., 1.92%, 11/15/18 (2)	7,000	7,057
2.00%, 4/25/19	3,500	3,523
2.05%, 9/15/20 (2)	7,000	7,040

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.9% – continued

Financial Services – 3.2% – continued

Morgan Stanley, 1.60%, 1/5/18 (2)	$5,000	$5,008
1.99%, 4/25/18 (2)	1,000	1,012
1.56%, 1/24/19 (2)	4,000	4,014
2.45%, 2/1/19	5,000	5,090
1.45%, 7/23/19 (2)	5,000	5,004
2.10%, 4/21/21 (2)	4,000	4,077

State Street Corp., 1.70%, 8/18/20 (2)	5,000	5,047
		51,897

Food & Beverage – 3.0%

Anheuser-Busch InBev Finance, Inc., 1.16%, 2/1/19 (2)	24,945	24,910

Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17	6,093	6,106

SABMiller Holdings, Inc., 2.45%, 1/15/17 (1)	8,100	8,124
1.45%, 8/1/18 (1)(2)	8,625	8,628
		47,768

Health Care Facilities & Services – 0.3%

Express Scripts Holding Co., 1.25%, 6/2/17	5,250	5,251

Home Improvement – 0.1%

Whirlpool Corp., 1.35%, 3/1/17	1,000	1,001

Integrated Oils – 2.3%

Chevron Corp., 1.37%, 3/2/18	9,195	9,211
1.79%, 11/16/18	10,000	10,104
1.23%, 11/15/19 (2)	8,500	8,469

Exxon Mobil Corp., 1.44%, 3/1/18	1,000	1,004
1.71%, 3/1/19	7,500	7,580
		36,368

Machinery Manufacturing – 2.3%

Caterpillar Financial Services Corp., 1.00%, 6/9/17 (2)	1,880	1,881
1.25%, 8/18/17	4,300	4,306
1.70%, 6/16/18	4,600	4,633
1.80%, 11/13/18	5,750	5,800
1.35%, 5/18/19	7,146	7,139

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.9% – continued

Machinery Manufacturing – 2.3% – continued

John Deere Capital Corp., 1.20%, 10/10/17	$7,000	$7,003
1.35%, 1/16/18	1,500	1,504
1.30%, 3/12/18	535	536
1.60%, 7/13/18	1,000	1,006
1.95%, 1/8/19	3,000	3,049
		36,857

Managed Care – 0.8%

UnitedHealth Group, Inc., 1.90%, 7/16/18	12,000	12,127

Mass Merchants – 1.1%

Costco Wholesale Corp., 1.13%, 12/15/17	14,015	14,043

Wal-Mart Stores, Inc., 1.13%, 4/11/18	3,250	3,257
		17,300

Medical Equipment & Devices Manufacturing – 1.2%

Becton Dickinson and Co., 1.80%, 12/15/17	3,000	3,014

Medtronic, Inc., 1.50%, 3/15/18	1,835	1,843

Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	7,500	7,515

Zimmer Biomet Holdings, Inc., 1.45%, 4/1/17	6,250	6,253
		18,625

Metals & Mining – 0.2%

Glencore Funding LLC, 2.13%, 4/16/18 (1)	3,000	2,979

Oil & Gas Services & Equipment – 1.3%

Cameron International Corp., 1.15%, 12/15/16	3,000	3,001
1.40%, 6/15/17	3,300	3,300

Schlumberger Holdings Corp., 2.35%, 12/21/18 (1)	15,000	15,280
		21,581

Pharmaceuticals – 1.3%

AbbVie, Inc., 1.80%, 5/14/18	4,000	4,016

Eli Lilly & Co., 1.25%, 3/1/18	3,705	3,713
1.95%, 3/15/19	1,225	1,246

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.9% – continued

Pharmaceuticals – 1.3% – continued

Mylan, Inc., 1.35%, 11/29/16	$3,000	$3,002

Pfizer, Inc., 1.10%, 5/15/17	5,000	5,004
1.50%, 6/15/18	4,000	4,024
		21,005

Pipeline – 0.2%

Enterprise Products Operating LLC, 1.65%, 5/7/18	3,000	3,001

Property & Casualty Insurance – 0.2%

Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	1,005	1,008
1.30%, 8/15/19	3,000	3,005
		4,013

Publishing & Broadcasting – 0.2%

NBCUniversal Enterprise, Inc., 1.37%, 4/15/18 (1)(2)	3,000	3,021

Real Estate – 0.9%

Simon Property Group L.P., 1.50%, 2/1/18 (1)	5,950	5,969

Ventas Realty L.P., 1.25%, 4/17/17	4,000	3,998

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (1)	5,000	5,009
		14,976

Retail – Consumer Discretionary – 1.5%

Amazon.com, Inc., 1.20%, 11/29/17	3,975	3,979

AutoZone, Inc., 1.30%, 1/13/17	5,050	5,055

Home Depot (The), Inc., 2.00%, 6/15/19	1,611	1,645

Lowe’s Cos., Inc., 1.63%, 4/15/17	2,500	2,507
1.15%, 4/15/19	1,000	999
1.27%, 9/10/19 (2)	9,850	9,872
		24,057

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.9% – continued

Semiconductors – 0.5%

Intel Corp., 1.35%, 12/15/17	$6,880	$6,901

KLA-Tencor Corp., 2.38%, 11/1/17	1,000	1,007
		7,908

Software & Services – 1.2%

Microsoft Corp., 1.10%, 8/8/19	3,000	2,991

Oracle Corp., 1.20%, 10/15/17	8,330	8,330
1.26%, 1/15/19 (2)	7,990	8,051
		19,372

Supermarkets & Pharmacies – 0.7%

CVS Health Corp., 1.90%, 7/20/18	4,000	4,039

Kroger (The) Co., 2.00%, 1/15/19	3,500	3,544

Walgreens Boots Alliance, Inc., 1.75%, 5/30/18	4,500	4,525
		12,108

Transportation & Logistics – 0.9%

PACCAR Financial Corp., 1.10%, 6/6/17	3,000	3,000
1.40%, 11/17/17	3,000	3,009
1.45%, 3/9/18	1,000	1,005
1.40%, 5/18/18	3,900	3,922
1.75%, 8/14/18	2,000	2,022
1.20%, 8/12/19	1,500	1,496
		14,454

Utilities – 1.5%

Exelon Corp., 1.55%, 6/9/17	4,000	4,003

Southern (The) Co., 1.30%, 8/15/17	9,500	9,507

WEC Energy Group, Inc., 1.65%, 6/15/18	7,500	7,543

Xcel Energy, Inc., 1.20%, 6/1/17	3,000	2,994
		24,047

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 42.9% – continued

Wireless Telecommunications Services – 1.2%

AT&T, Inc., 2.40%, 3/15/17	$4,000	$4,023

Verizon Communications, Inc., 2.61%, 9/14/18 (2)	14,345	14,722
		18,745
Total Corporate Bonds
(Cost $685,307)		687,718

FOREIGN ISSUER BONDS – 29.0%

Automobiles Manufacturing – 1.2%

Hyundai Capital Services, Inc., 1.66%, 3/18/17 (1)(2)	3,000	3,002
1.63%, 8/30/19 (1)	5,000	4,984

Volkswagen International Finance N.V., 1.13%, 11/18/16 (1)	11,600	11,600
		19,586

Banks – 10.2%

Australia & New Zealand Banking Group Ltd., 1.12%, 1/16/18 (1)(2)	4,000	4,002
1.50%, 1/16/18	4,000	4,008
1.38%, 5/15/18 (2)	3,500	3,509

Banque Federative du Credit Mutuel S.A., 1.55%, 1/20/17 (1)(2)	2,500	2,504

BNZ International Funding Ltd., 1.90%, 2/26/18 (1)	3,500	3,520

BPCE S.A., 1.63%, 2/10/17	1,700	1,703

Commonwealth Bank of Australia, 1.63%, 3/12/18	12,000	12,040

Cooperatieve Rabobank U.A., 1.38%, 8/9/19	10,000	9,946

DNB Bank ASA, 1.91%, 6/2/21 (1)(2)	10,000	10,063

HSBC Bank PLC, 1.46%, 5/15/18 (1)(2)	3,000	3,003

ING Bank N.V., 1.40%, 3/16/18 (1)(2)	4,500	4,505
2.05%, 8/17/18 (1)	5,000	5,037
1.65%, 8/15/19 (1)	3,000	2,997

Lloyds Bank PLC, 1.37%, 3/16/18 (2)	7,300	7,285
1.37%, 5/14/18 (2)	3,950	3,937
2.05%, 1/22/19	4,900	4,921

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 29.0% – continued

Banks – 10.2% – continued

Macquarie Bank Ltd., 1.65%, 3/24/17 (1)	$5,000	$5,007
1.36%, 10/27/17 (1)(2)	5,500	5,500

Mizuho Bank Ltd., 1.80%, 3/26/18 (1)	3,000	3,007

National Australia Bank Ltd., 1.35%, 7/23/18 (1)(2)	1,400	1,404

Santander UK PLC, 1.38%, 3/13/17	5,000	4,997

Shinhan Bank, 1.31%, 4/8/17 (1)(2)	3,000	3,002

Sumitomo Mitsui Banking Corp., 1.95%, 7/23/18	5,000	5,031

Suncorp-Metway Ltd., 1.70%, 3/28/17 (1)	5,000	5,009

Svenska Handelsbanken, 1.31%, 1/11/19 (2)	6,100	6,097

Svenska Handelsbanken AB, 1.35%, 6/17/19 (2)	1,000	1,001
1.33%, 9/6/19 (2)	2,300	2,303

Toronto-Dominion Bank (The), 1.63%, 3/13/18	3,737	3,756
1.40%, 4/30/18	3,000	3,001

UBS A.G., 1.46%, 8/14/19 (2)	8,500	8,509

Westpac Banking Corp., 1.49%, 7/30/18 (2)	5,000	5,024
1.60%, 8/19/19	8,000	8,000
1.66%, 8/19/21 (2)	10,000	10,031
		163,659

Diversified Banks – 4.2%

Bank of Montreal, 1.35%, 8/28/18	1,000	998
1.50%, 7/18/19	4,450	4,441
1.62%, 8/27/21 (2)	7,000	7,016

Credit Agricole S.A., 1.48%, 4/15/19 (1)(2)	10,000	10,020
1.82%, 6/10/20 (1)(2)	4,000	4,012

HSBC Holdings PLC, 2.49%, 5/25/21 (2)	10,000	10,195

Mizuho Financial Group, Inc., 2.15%, 4/12/21 (1) (2)	2,700	2,740
1.99%, 9/13/21 (2)	5,000	5,006

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 29.0% – continued

Diversified Banks – 4.2% – continued

Nordea Bank AB, 1.63%, 5/15/18 (1)	$2,100	$2,106
1.63%, 9/30/19 (1)	7,000	6,982

Societe Generale S.A., 1.93%, 10/1/18 (2)	3,000	3,021

Sumitomo Mitsui Financial Group, Inc., 2.51%, 3/9/21 (2)	10,000	10,301
		66,838

Electrical Equipment Manufacturing – 0.5%

Siemens Financieringsmaatschappij N.V., 1.11%, 5/25/18 (1)(2)	1,050	1,051
1.45%, 5/25/18 (1)	7,000	7,024
		8,075

Exploration & Production – 1.4%

CNPC General Capital Ltd., 1.72%, 5/14/17 (1)(2)	2,500	2,501

Sinopec Group Overseas Development 2014 Ltd., 1.58%, 4/10/19 (1)(2)	20,000	20,034
		22,535

Financial Services – 0.9%

Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (1)	4,000	4,003

UBS Group Funding Jersey Ltd., 2.30%, 9/24/20 (1)(2)	10,000	10,152
		14,155

Food & Beverage – 0.9%

Suntory Holdings Ltd., 1.65%, 9/29/17 (1)	15,000	15,022

Government Regional – 0.2%

Province of Ontario Canada, 1.63%, 1/18/19	4,000	4,036

Integrated Oils – 4.5%

BP Capital Markets PLC, 1.16%, 2/10/17 (2)	2,000	2,000
1.67%, 2/13/18	3,000	3,012
1.49%, 9/26/18 (2)	5,000	5,023
1.72%, 9/16/21 (2)	4,300	4,322

CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17	1,000	1,001

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 29.0% – continued

Integrated Oils – 4.5% – continued

Petroleos Mexicanos, 2.70%, 7/18/18 (2)	$5,000	$5,050

Shell International Finance B.V., 1.39%, 11/10/18 (2)	4,000	4,029
1.63%, 11/10/18	7,000	7,020
1.38%, 5/10/19	5,000	4,986
1.38%, 9/12/19	10,000	9,972
1.27%, 5/11/20 (2)	5,035	5,041

Statoil ASA, 1.11%, 5/15/18 (2)	6,000	5,995
1.15%, 5/15/18	3,750	3,742
1.25%, 11/8/18 (2)	6,000	6,010

Total Capital International S.A.,
1.00%, 1/10/17	1,200	1,200
1.38%, 8/10/18 (2)	3,969	3,979
		72,382

Metals & Mining – 0.1%

Rio Tinto Finance USA PLC, 2.00%, 3/22/17	1,360	1,364

Pharmaceuticals – 2.2%

Actavis Funding SCS, 1.30%, 6/15/17	9,000	8,992
2.35%, 3/12/18	5,000	5,052

AstraZeneca PLC, 1.35%, 11/16/18 (2)	6,000	6,020
1.75%, 11/16/18	10,000	10,077

Mylan N.V., 2.50%, 6/7/19 (1)	2,000	2,018

Sanofi, 1.25%, 4/10/18	3,277	3,283
		35,442

Pipeline – 1.1%

TransCanada PipeLines Ltd., 1.63%, 11/9/17	15,000	15,040
1.88%, 1/12/18	2,000	2,008
		17,048

Power Generation – 0.4%

Electricite de France S.A., 1.16%, 1/20/17 (1)(2)	6,000	6,003

Software & Services – 0.2%

Tencent Holdings Ltd., 2.00%, 5/2/17 (1)	3,000	3,009

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 29.0% – continued

Supranationals – 0.2%

Corp. Andina de Fomento, 1.50%, 8/8/17	$3,000	$3,007

Transportation & Logistics – 0.3%

Korea Expressway Corp., 1.63%, 4/28/17 (1)	5,000	5,003

Wireless Telecommunications Services – 0.2%

KT Corp., 1.75%, 4/22/17 (1)	3,000	3,006

Wireline Telecommunications Services – 0.3%

Deutsche Telekom International Finance B.V., 1.50%, 9/19/19 (1)	5,000	4,990
Total Foreign Issuer Bonds
(Cost $463,565)		465,160

U.S. GOVERNMENT AGENCIES – 0.3% (4)

Fannie Mae – 0.3%

Fannie Mae 2.50%, 9/28/17	4,400	4,478

Federal Home Loan Bank – 0.0%

Federal Home Loan Banks 0.88%, 6/29/18	1,000	1,004
Total U.S. Government Agencies
(Cost $5,470)		5,482

U.S. GOVERNMENT OBLIGATIONS – 14.1%

U.S. Treasury Notes – 14.1%
1.00%, 2/15/18	13,500	13,551
0.75%, 2/28/18	10,000	10,003
0.75%, 3/31/18	10,000	10,003
0.63%, 4/30/18	10,000	9,984
0.75%, 4/30/18	1,000	1,000
0.63%, 6/30/18	23,000	22,950
0.75%, 7/31/18	5,000	4,999
0.75%, 8/31/18	10,000	9,998
1.00%, 9/15/18	20,000	20,080
1.25%, 12/15/18	14,000	14,131
0.75%, 2/15/19	5,000	4,990
0.88%, 4/15/19	41,000	41,027
0.88%, 5/15/19	7,000	7,003

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 14.1% – continued

U.S. Treasury Notes – 14.1% – continued
0.88%, 6/15/19	$40,000	$40,011
0.75%, 7/15/19	7,000	6,977
0.88%, 9/15/19	10,000	10,000
		226,707
Total U.S. Government Obligations
(Cost $226,553)		226,707

MUNICIPAL BONDS – 0.1%

Texas – 0.1%

Harris County-Houston Sports Authority Taxable Revenue Refunding Bonds, Series B, 1.89%, 11/15/17	1,915	1,935
Total Municipal Bonds
(Cost $1,915)		1,935

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(5)(6)	26,848,194	$26,848
Total Investment Companies
(Cost $26,848)		26,848

Total Investments – 99.7%
(Cost $1,594,632)		1,599,325

Other Assets less Liabilities – 0.3%		4,096
NET ASSETS – 100.0%		$1,603,421

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(3)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of these restricted illiquid securities amounted to approximately $17,063,000 or 1.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)

Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 2/22/22	7/12/16	$4,000

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)

Evergreen Credit Card Trust, Series 2016-1, Class A, 1.24%, 4/15/20	5/13/16	$4,000
Permanent Master Issuer PLC, Series 2015-1A, Class A1, 1.18%, 7/15/42	10/14/15	4,000
Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1, 1.45%, 1/21/70	2/18/16	5,000

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day yield as of September 30, 2016 is disclosed.
^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	14.2%
U.S. Agency	0.3
AAA	11.8
AA	12.2
A	40.0
BBB	18.7
BB	1.1
Cash Equivalents	1.7

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$185,475	$–	$185,475
Corporate Bonds (1)	–	687,718	–	687,718
Foreign Issuer Bonds (1)	–	465,160	–	465,160
U.S. Government Agencies (1)	–	5,482	–	5,482
U.S. Government Obligations (1)	–	226,707	–	226,707
Municipal Bonds (1)	–	1,935	–	1,935
Investment Companies	26,848	–	–	26,848
Total Investments	$26,848	$1,572,477	$–	$1,599,325

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae	Federal National Mortgage Association

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.2% (1)

Fannie Mae – 28.0%

Fannie Mae 0.88%, 8/2/19	$500	$498

Pool #555649 7.50%, 10/1/32	59	67

Pool #893082 3.09%, 9/1/36 (2)	159	167

Pool #AB4725 3.00%, 3/1/27	536	563

Pool #AB6782 2.50%, 11/1/27	178	185

Pool #AL6012 4.00%, 10/1/44	479	521

Pool #AL6319 4.00%, 1/1/45	487	530

Pool #AL7941 4.00%, 12/1/45	489	533

Pool #AL8703 3.00%, 2/1/30	479	504

Pool #AQ9360 2.50%, 1/1/28	445	461

Pool #AS6520 3.50%, 1/1/46	738	779

Pool #AS6996 4.00%, 4/1/46	744	800

Pool #AS7568 4.50%, 7/1/46	719	790

Pool TBA 10/16/46 (3)	500	520
10/16/46 (3)	500	528
		7,446

Federal Home Loan Bank – 4.9%

Federal Home Loan Banks 0.88%, 10/1/18	500	500
0.88%, 8/5/19	500	498
1.00%, 9/26/19	300	300
		1,298

Freddie Mac – 5.2%

Freddie Mac 0.88%, 10/12/18	500	500

Pool #1J0365 3.00%, 4/1/37 (2)	345	365

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.2% (1) – continued

Freddie Mac – 5.2% – continued

Pool #1J2840 3.15%, 9/1/37 (2)	$474	$505

Pool #410092 2.66%, 11/1/24 (2)	20	20
		1,390

Freddie Mac Gold – 6.6%

Pool #G08617 4.50%, 11/1/44	192	211

Pool #G18465 2.50%, 5/1/28	481	499

Pool #G60637 4.00%, 5/1/45	484	519

Pool #Q40264 3.50%, 5/1/46	490	517
		1,746

Government National Mortgage Association – 3.5%

Series 2012-123, Class A 1.04%, 7/16/46	406	391

Series 2013-12, Class KA 1.50%, 12/16/43	164	163

Series 2013-17, Class AF 1.21%, 11/16/43	383	376
		930

Government National Mortgage Association I – 0.0%

Pool #268360 10.00%, 4/15/19	2	2

Pool #270288 10.00%, 6/15/19	7	7
		9
Total U.S. Government Agencies
(Cost $12,775)		12,819

U.S. GOVERNMENT OBLIGATIONS – 49.8%

U.S. Treasury Notes – 49.8%
0.75%, 9/30/18	1,865	1,865
1.63%, 4/30/19	415	423
0.88%, 9/15/19	760	760
1.00%, 9/30/19	460	461
1.38%, 4/30/20	120	122
2.00%, 2/28/21	2,055	2,131
1.13%, 9/30/21	2,160	2,157

See Notes to the Financial Statements.

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 49.8% – continued

U.S. Treasury Notes – 49.8% – continued
1.75%, 3/31/22	$400	$410
1.38%, 9/30/23	3,380	3,367
1.50%, 8/15/26	1,580	1,565
		13,261
Total U.S. Government Obligations
(Cost $13,171)		13,261

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.4%

Northern Institutional Funds – U.S. Government Portfolio, 0.22% (4)(5)	1,169,147	$1,169
Total Investment Companies
(Cost $1,169)		1,169

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.9%

U.S. Treasury Bill, 0.16%, 12/15/16 (6)(7)	$500	$500
Total Short Term Investments
(Cost $500)		500

Total Investments – 104.3%
(Cost $27,615)		27,749

Liabilities less Other Assets – (4.3%)		(1,138)
NET ASSETS – 100.0%		$26,611

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(3)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of September 30, 2016 is disclosed.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
(7)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
5-Year U.S. Treasury Note	18	$2,187	Long	12/16	$1

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	53.0%
U.S. Agency	42.8
Cash Equivalents	4.2

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies (1)	$–	$12,819	$–	$12,819
U.S. Government Obligations (1)	–	13,261	–	13,261
Investment Companies	1,169	–	–	1,169
Short-Term Investments	–	500	–	500
Total Investments	$1,169	$26,580	$–	$27,749

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1	$–	$–	$1

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

TBA	To Be Announced

See Notes to the Financial Statements.

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2016 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 45 funds as of September 30, 2016, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract positions and investment strategies utilized during the six months ended September 30, 2016, were as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
Short-Intermediate U.S. Government	Long and Short	Hedging/Liquidity
U.S. Government	Long	Hedging/Liquidity

At September 30, 2016, the aggregate market value of assets pledged to cover margin requirements for open positions for the Short- Intermediate U.S. Government and U.S. Government Funds was approximately $1,150,000 and $500,000, respectively. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts or forward currency exchange contracts for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or may also be authorized to enter into such transactions as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in

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FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2016.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2016, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On February 14, 2014, certain Funds entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of the its obligations to the other party under the MSFTA. At September 30, 2016, the Fixed Income Fund received cash from brokers as collateral. The amount of cash collateral received is included in Collateral held at custodian with the corresponding payable included in the Due to brokers in the Statements of Assets and Liabilities. No collateral has been pledged by the Funds as of September 30, 2016.

F) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectuses.

Redemption fees for the six months ended September 30, 2016 were approximately $60,000 for the High Yield Fixed income Fund. Redemption fees for the fiscal year ended March 31, 2016 were approximately $173,000 for the High Yield Fixed Income Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8 – Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Core Bond	Daily	Monthly
Fixed Income	Daily	Monthly
High Yield Fixed Income	Daily	Monthly
Short Bond	Daily	Monthly
Short-Intermediate U.S. Government	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, and paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2016, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Core Bond	$427	$(427)	$ –
Fixed Income	2,816	(2,816)	–
Short Bond	345	811	(1,156)
Short-Intermediate U.S. Government	25	(25)	–
U.S. Government	5	(5)	–

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2015 through the fiscal year ended March 31, 2016, the following Funds incurred net capital losses and/or late year ordinary losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Fixed Income	$4,988
High Yield Fixed Income	324,795
Short Bond	4,807
Tax-Advantaged Ultra-Short Fixed Income	1,502
Ultra-Short Fixed Income	1,875

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012 and for the Core Bond Fund and the Short Bond Fund, the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Short Bond Fund had approximately $932,000 of capital loss carryforwards expire during the fiscal year ended March 31, 2016.

The Short-Intermediate U.S. Government Fund and U.S. Government Fund had approximately $854,000 and $227,000 respectively, of capital loss carryforwards that were utilized during the fiscal year ended March 31, 2016.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Fixed Income	$ –	$2,836

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FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
High Yield Fixed Income	$88,093	$67,270
Short Bond	254	2,757
Short-Intermediate U.S. Government	1,145	446
U.S. Government	512	68

At March 31, 2016, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED			UNREALIZED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	GAINS (LOSSES)
Core Bond	$–	$625	$ –	$1,412
Fixed Income	–	141	–	9,146
High Yield Fixed Income	–	5,238	–	(179,960)
Short Bond	–	–	–	(405)
Short-Intermediate U.S. Government	–	18	–	767
Tax-Advantaged Ultra-Short Fixed Income	191	199	–	(438)
Ultra-Short Fixed Income	–	367		(818)
U.S. Government	–	96	–	235

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM		LONG-TERM	RETURN
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	CAPITAL GAINS	OF CAPITAL

Core Bond	$ –	$7,236	$57	$ –
Fixed Income	–	48,963	5,581	–
High Yield Fixed Income	–	298,703	–	–
Short Bond	–	8,013	–	223
Short-Intermediate U.S. Government	–	984	–	–
Tax-Advantaged Ultra- Short Fixed Income	10,342	11,346	1,156	–
Ultra-Short Fixed Income	–	15,641	712	–
U.S. Government	–	230	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ –	$4,725	$185
Fixed Income	–	47,245	–
High Yield Fixed Income	–	334,233	74,026
Short Bond	–	7,127	–
Short-Intermediate U.S. Government	–	999	–
Tax-Advantaged Ultra-Short Fixed Income	7,253	10,477	582
Ultra-Short Fixed Income	–	12,876	1,377
U.S. Government	–	256	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2016, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2013 through March 31, 2015, and November 30, 2012, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2016.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2016.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which was administered by Citibank, N.A.,

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which was included in Other expenses on the Statements of Operations.

At a meeting held on November 16-17, 2016, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 21, 2016 and will expire on November 20, 2017, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2016.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2016, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATIONS
Core Bond	0.38%	0.369%	0.358%	0.40%
Fixed Income	0.43%	0.417%	0.404%	0.45%
High Yield Fixed Income	0.79%	0.766%	0.743%	0.80%
Short Bond	0.38%	0.369%	0.358%	0.40%
Short-Intermediate U.S. Government	0.38%	0.369%	0.358%	0.40%
Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
U.S. Government	0.38%	0.369%	0.358%	0.40%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2017. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

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FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds (see Note 12) and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds currently invest uninvested cash in the Diversified Assets Portfolio, the U.S. Government Portfolio or the Tax-Exempt Portfolio (collectively, the “Portfolios”) (see Note 12), each a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Funds’ Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to each Fund by NTI as a result of uninvested cash being invested in the Portfolios. The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond and Ultra-Short Fixed Income Funds currently invest uninvested cash in the Diversified Assets Portfolio; the Short-Intermediate U.S. Government and U.S. Government Funds currently invest uninvested cash in the U.S. Government Portfolio; and the Tax Advantaged Ultra-Short Fixed Income Fund currently invests uninvested cash in the Tax-Exempt Portfolio. Each Fund bears indirectly a proportionate share of the applicable Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolios pay to NTI and/or its affiliates. At September 30, 2016, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolios’ prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio or the Tax-Exempt Portfolio is 0.35 percent of average daily net assets and 0.25 percent of average daily net assets for the U.S. Government Portfolio. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolios. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

For the six months ended September 30, 2016, the following Funds engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES
Tax-Advantaged Ultra-Short Fixed Income	$129,710	$(73,805)

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Core Bond	$687,741	$58,646	$682,960	$29,756
Fixed Income	3,283,210	266,730	3,290,923	188,855
High Yield Fixed Income	–	3,125,715	–	3,541,710
Short Bond	510,623	116,418	587,796	127,869
Short-Intermediate U.S. Government	760,896	3,998	759,896	3,999
Tax-Advantaged Ultra-Short Fixed Income	108,825	451,229	44,034	643,549
Ultra-Short Fixed Income	200,846	294,671	107,399	307,716
U.S. Government	94,998	500	93,310	500

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2016, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Core Bond	$5,001	$(654)	$4,347	$295,153
Fixed Income	36,314	(4,077)	32,237	1,477,259

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
High Yield Fixed Income	$120,466	$(55,852)	$64,614	$4,802,047
Short Bond	2,541	(1,053)	1,488	451,164
Short-Intermediate U.S. Government	409	(198)	211	163,160
Tax-Advantaged Ultra-Short Fixed Income	6,059	(4,401)	1,658	3,374,301
Ultra-Short Fixed Income	5,555	(862)	4,693	1,594,632
U.S. Government	187	(55)	132	27,617

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	4,691	$49,485	20	$216	(1,575)	$(16,615)	3,136	$33,086
Fixed Income	17,705	183,658	325	3,369	(13,070)	(135,366)	4,960	51,661
High Yield Fixed Income	87,415	573,620	2,329	15,418	(163,996)	(1,076,046)	(74,252)	(487,008)
Short Bond	3,756	71,088	44	828	(9,621)	(182,262)	(5,821)	(110,346)
Short-Intermediate U.S. Government	1,296	12,927	26	263	(2,422)	(24,181)	(1,100)	(10,991)
Tax-Advantaged Ultra-Short Fixed Income	125,417	1,272,017	296	2,999	(122,429)	(1,241,306)	3,284	33,710
Ultra-Short Fixed Income	58,067	592,658	290	2,962	(53,033)	(541,216)	5,324	54,404
U.S. Government	233	2,314	5	56	(172)	(1,705)	66	665

Transactions in capital shares for the fiscal year ended March 31, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	5,799	$60,266	246	$2,519	(3,378)	$(34,957)	2,667	$27,828
Fixed Income	29,990	306,724	1,488	15,093	(82,441)	(843,025)	(50,963)	(521,208)
High Yield Fixed Income	451,464	3,008,919	5,702	38,437	(409,916)	(2,731,730)	47,250	315,626
Short Bond	7,990	150,998	123	2,323	(15,020)	(283,664)	(6,907)	(130,343)
Short-Intermediate U.S. Government	4,067	40,262	43	422	(5,837)	(57,726)	(1,727)	(17,042)
Tax-Advantaged Ultra-Short Fixed Income	230,210	2,331,679	567	5,746	(211,421)	(2,141,328)	19,356	196,097
Ultra-Short Fixed Income	103,218	1,051,337	732	7,449	(110,149)	(1,120,783)	(6,199)	(61,997)
U.S. Government	415	4,051	10	97	(782)	(7,629)	(357)	(3,481)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2016, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Core Bond	Northern Institutional Funds – Diversified Assets Portfolio*	$37,330	$306,249	$313,737	$–	$–	$45	$29,842

FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Fixed Income	Northern Institutional Funds – Diversified Assets Portfolio*	$153,501	$1,417,425	$1,456,078	$–	$–	$175	$114,848
High Yield Fixed Income	Northern Institutional Funds – Diversified Assets Portfolio*	265,422	1,822,333	1,869,713	–	–	224	218,042
Short Bond	Northern Institutional Funds – Diversified Assets Portfolio*	22,235	488,352	508,146	–	–	26	2,441
Short-Intermediate U.S. Government	Northern Institutional Funds – U.S. Government Portfolio	15,306	630,740	637,875	–	–	17	8,171
Tax-Advantaged Ultra Short Fixed Income	Northern Institutional Funds – Tax-Exempt Portfolio*	6,297	927,392	933,592	–	–	21	97
Ultra-Short Fixed Income	Northern Institutional Funds – Diversified Assets Portfolio*	53,916	544,479	571,547	–	–	45	26,848
U.S. Government	Northern Institutional Funds – U.S. Government Portfolio	2,000	70,494	71,325	–	–	2	1,169

*	See Note 12.

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2016:

		ASSETS		LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE
Short-Intermediate U.S. Government	Interest rate contracts	Net Assets –Net unrealized appreciation	$8	Net Assets –Net unrealized depreciation	$–
U.S. Government	Interest rate contracts	Net Assets – Net unrealized appreciation	1	Net Assets – Net unrealized depreciation	–

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2016:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Short-Intermediate U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	$36
U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	14

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Short-Intermediate U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(7)
U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1)

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Volume of derivative activity for the six months ended September 30, 2016*:

	INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Short-Intermediate U.S. Government	5	$6,831
U.S. Government	2	2,234

*	Activity for the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the items noted below.

Prior to October 1, 2016, the uninvested cash of certain Funds was invested in the Northern Institutional Funds Diversified Assets Portfolio. Effective October 1, 2016, the Diversified Assets Portfolio changed its name to the Government Assets Portfolio and changed its investment strategy to that of a “government money market fund.” The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Northern Institutional Funds Government Assets Portfolio is 0.25%.

Prior to October 7, 2016, the uninvested cash of the Tax-Advantaged Ultra-Short Fixed Income Fund was invested in the Northern Institutional Funds Tax-Exempt Portfolio. Effective October 7, 2016, the Tax-Exempt Portfolio was liquidated, and the Tax-Advantaged Ultra-Short Fixed Income Fund began investing its uninvested cash in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Northern Institutional Funds U.S. Government Portfolio is 0.25%.

To the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund.

FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2016 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2016 through September 30, 2016.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/16 - 9/30/16” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 93), if any, in the High Yield Fixed Income Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 97), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CORE BOND

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.41%	$1,000.00	$1,027.40	$2.08
Hypothetical**	0.41%	$1,000.00	$1,023.01	$2.08

FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.45%	$1,000.00	$1,034.20	$2.29
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.80%	$1,000.00	$1,079.60	$4.17
Hypothetical**	0.80%	$1,000.00	$1,021.06	$4.05

SHORT BOND

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.40%	$1,000.00	$1,012.10	$2.02
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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FIXED INCOME FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2016 (UNAUDITED)

SHORT-INTERMEDIATE U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.41%	$1,000.00	$1,005.60	$2.06
Hypothetical**	0.41%	$1,000.00	$1,023.01	$2.08

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.25%	$1,000.00	$1,005.20	$1.26
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.25%	$1,000.00	$1,009.60	$1.26
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.45%	$1,000.00	$1,008.90	$2.27
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2016 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust including the reviews of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present. In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge (doing business as “Lipper”), a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted

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FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Northern’s enhancements to technology in prior years, including enhancements to cybersecurity controls. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel and noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted that the Fixed Income Fund underperformed its Lipper performance universe average for the one-year period ended January 31, 2016 and outperformed for the three- and five-year periods ended January 31, 2016, and that the Short-Intermediate U.S. Government and U.S. Government Funds outperformed their respective Lipper performance universe averages for the one-year period and underperformed for the three- and five-year periods. The Trustees also considered that each of the other Funds outperformed its respective Lipper performance universe average for the one-, three- and five-year periods ended January 31, 2016. The Trustees also noted that the Ultra-Short Fixed Income Fund outperformed its benchmark for the one-, three-, and five-year periods ended March 31, 2016; that the Tax-Advantaged Ultra-Short Fixed Income Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods; that the Core Bond, Fixed Income and Short Bond Funds underperformed their respective benchmarks for the one- and three-year periods and outperformed for the five-year period; and that the High Yield Fixed Income, Short-Intermediate U.S. Government and U.S. Government Funds underperformed their respective benchmarks for all periods.

The Trustees took into account management’s discussion of the Funds’ performance, including relative to their benchmarks and with respect to any differences in the Funds’ investment strategies from those in their respective Lipper category. They considered the Funds’ investment performance relative to the investment base the Funds are intended to serve. They also took into account the potential impact of the relative risk parameters of the different Funds. In particular, they considered that with respect to fixed income securities, Northern had an investment style that seeks out securities with higher credit parameters than many other fixed-income investment advisers. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their benchmarks and peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

FIXED INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the Funds’ net management fees (with the exception of the Core Bond, High Yield Fixed Income and Short Bond Funds) were at or below their respective Lipper peer group medians. They also considered that each of the Funds’ total expense ratios after reimbursement of expenses and/or waivers was below its respective Lipper category objective median. The Trustees took into account Northern’s discussion of the Funds’ expenses. The Trustees also noted that Northern had waived fees and/or reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and/or expense reimbursements during the year and took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that each of the Funds’ management fees are subject to breakpoints, thus ensuring that as a Fund’s assets grow, its shareholders will receive reduced fee rates. The Trustees noted that the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds had reached the specified asset levels at which one or more breakpoints to its management fee are triggered. The Trustees noted that although the other Funds were not currently at the specified asset levels at

NORTHERN FUNDS SEMIANNUAL REPORT	105	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued	SEPTEMBER 30, 2016 (UNAUDITED)

which a breakpoint to its management fee would be triggered, their net management fees (with the exception of the Core Bond and Short Bond Funds) were at or below the median of their respective expense peer groups. The Trustees also noted that the total expenses of each of the Funds after reimbursements/waivers was below the objective median of its respective Lipper category.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

FIXED INCOME FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULES OF INVESTMENTS

7	BOND INDEX FUND
Ticker Symbol: NOBOX

78	U.S. TREASURY INDEX FUND
Ticker Symbol: BTIAX

82	NOTES TO THE FINANCIAL STATEMENTS

88	FUND EXPENSES

89	APPROVAL OF MANAGEMENT AGREEMENT

92	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2016 (UNAUDITED)

Amounts in thousands, except per share data	BOND INDEX FUND	U.S. TREASURY INDEX FUND
ASSETS:
Investments, at value	$2,926,043	$125,479
Investments in affiliates, at value	89,492	492
Collateral held at custodian (Note 2)	19	–
Interest income receivable	15,990	516
Dividend income receivable	10	–
Receivable for securities sold	10,883	2,281
Receivable for fund shares sold	3,064	328
Receivable from investment adviser	20	2
Prepaid and other assets	8	3
Total Assets	3,045,529	129,101
LIABILITLIES:
Payable for securities purchased	8,798	2,542
Payable for when-issued securities	86,918	–
Payable for fund shares redeemed	520	–
Distributions payable to shareholders	801	21
Due to broker	19	–
Payable to affiliates:
Management fees	63	3
Custody fees	6	3
Shareholder servicing fees	24	–
Transfer agent fees	7	–
Trustee fees	10	4
Accrued other liabilities	67	29
Total Liabilities	97,233	2,602
Net Assets	$2,948,296	$126,499
ANALYSIS OF NET ASSETS:
Capital stock	$2,817,896	$121,938
Accumulated undistributed net investment loss	(2,875)	(5)
Accumulated undistributed net realized gain	6,309	264
Net unrealized appreciation	126,966	4,302
Net Assets	$2,948,296	$126,499
Shares Outstanding ($.0001 par value, unlimited authorization)	270,941	5,663
Net Asset Value, Redemption and Offering Price Per Share	$10.88	$22.34
Investments, at cost	$2,799,077	$121,177
Investments in affiliates, at cost	89,492	492

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

Amounts in thousands	BOND INDEX FUND	U.S. TREASURY INDEX FUND
INVESTMENT INCOME:
Interest income	$34,371	$1,031
Dividend income from investments in affiliates	115	–
Total Investment Income	34,486	1,031
EXPENSES:
Management fees	1,831	82
Custody fees	156	14
Transfer agent fees	211	9
Blue sky fees	23	10
SEC fees	21	7
Printing fees	23	7
Audit fees	15	9
Legal fees	17	10
Shareholder servicing fees	83	–
Trustee fees	19	6
Other	20	7
Total Expenses	2,419	161
Less expenses reimbursed by investment adviser	(285)	(60)
Net Expenses	2,134	101
Net Investment Income	32,352	930
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
Investments	4,976	214
Net change in unrealized appreciation on:
Investments	33,613	961
Net Gains	38,589	1,175
Net Increase in Net Assets Resulting from Operations	$70,941	$2,105

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2016

	BOND INDEX FUND		U.S. TREASURY INDEX FUND
Amounts in thousands	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016
OPERATIONS:
Net investment income	$32,352	$63,653	$930	$1,465
Net realized gains	4,976	9,513	214	645
Net change in unrealized appreciation (depreciation)	33,613	(24,780)	961	493
Net Increase in Net Assets Resulting from Operations	70,941	48,386	2,105	2,603
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	282,503	(72,988)	1,808	32,038
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	282,503	(72,988)	1,808	32,038
DISTRIBUTIONS PAID:
From net investment income	(35,163)	(68,203)	(930)	(1,467)
From net realized gains	–	(5,855)	–	(912)
Total Distributions Paid	(35,163)	(74,058)	(930)	(2,379)
Total Increase (Decrease) in Net Assets	318,281	(98,660)	2,983	32,262
NET ASSETS:
Beginning of period	2,630,015	2,728,675	123,516	91,254
End of period	$2,948,296	$2,630,015	$126,499	$123,516
Accumulated Undistributed Net Investment Loss	$(2,875)	$(64)	$(5)	$(5)

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.74	$10.84	$10.54	$10.87	$10.86	$10.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.25	0.27	0.25	0.27	0.31
Net realized and unrealized gains (losses)	0.15	(0.06)	0.32	(0.29)	0.12	0.48
Total from Investment Operations	0.28	(0.19)	0.59	(0.04)	0.39	0.79
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.27)	(0.28)	(0.28)	(0.29)	(0.32)
From net realized gains	–	(0.02)	(0.01)	(0.01)	(0.09)	(0.07)
Total Distributions Paid	(0.14)	(0.29)	(0.29)	(0.29)	(0.38)	(0.39)
Net Asset Value, End of Period	$10.88	$10.74	$10.84	$10.54	$10.87	$10.86
Total Return(1)	2.58%	1.90%	5.64%	(0.31)%	3.62%	7.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,948,296	$2,630,015	$2,728,675	$2,248,542	$2,636,178	$2,490,348
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.14%	0.21%
Expenses, before reimbursements and credits	0.17%	0.17%	0.23%	0.44%	0.44%	0.44%
Net investment income, net of reimbursements and credits(3)	2.29%	2.40%	2.44%	2.43%	2.45%	2.86%
Net investment income, before reimbursements and credits	2.27%	2.38%	2.36%	2.14%	2.15%	2.63%
Portfolio Turnover Rate	31.65%	88.99%	81.30%	88.79%	100.20%	129.27%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $97,000, $87,000, $26,000, $101,000, $296,000 and $169,000, which represent 0.01, less than 0.005, less than 0.005, less than 0.005, 0.01 and 0.01 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX FUND	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014		FOUR MONTHS ENDED MAR 31, 2013		FISCAL YEAR ENDED NOV 30, 2012		FISCAL YEAR ENDED NOV 30, 2011
Net Asset Value, Beginning of Period	$22.13		$22.17		$21.43	$22.25		$23.29		$23.38		$22.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.32		0.29	0.26		0.09		0.33		0.49
Net realized and unrealized gains (losses)	0.21		0.16		0.81	(0.59)		(0.24)		0.39		0.95
Total from Investment Operations	0.38		0.48		1.10	(0.33)		(0.15)		0.72		1.44
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.32)		(0.29)	(0.26)		(0.09)		(0.34)		(0.49)
From net realized gains	—		(0.20)		(0.07)	(0.23)		(0.80)		(0.47)		(0.41)
Total Distributions Paid	(0.17)		(0.52)		(0.36)	(0.49)		(0.89)		(0.81)		(0.90)
Net Asset Value, End of Period	$22.34		$22.13		$22.17	$21.43		$22.25		$23.29		$23.38
Total Return (1)	1.70%		2.25%		5.20%	(1.44)%		(0.70)%		3.17%		6.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$126,499		$123,516		$91,254	$114,262		$132,160		$139,579		$136,803
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.16	%(3)	0.16	%(3)	0.16%	0.15	%(3)	0.15	%(3)	0.26	%(3)	0.26	%(3)
Expenses, before reimbursements and credits	0.26%		0.26%		0.40%	0.68%		0.68%		0.52%		0.48%
Net investment income, net of reimbursements and credits	1.48	%(3)	1.47	%(3)	1.34%	1.20	%(3)	1.20	%(3)	1.43	%(3)	2.17	%(3)
Net investment income, before reimbursements and credits	1.38%		1.37%		1.10%	0.67%		0.67%		1.17%		1.95%
Portfolio Turnover Rate	17.57%		68.57%		50.58%	69.65%		21.88%		74.49%		64.52%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, less than $1,000, less than $1,000, $1,000, $1,000 and less than $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016, fiscal years ended March 31, 2016 and 2014, four months ended March 31, 2013 and fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED) BOND INDEX FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5%

Automobile – 0.2%

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C 2.58%, 9/8/20	$100	$102

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D 3.13%, 10/8/20	50	51

AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B 1.87%, 12/9/19	100	100

AmeriCredit Automobile Receivables Trust, Series 2014-4, Class D 3.07%, 11/9/20	100	102

AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C 2.40%, 1/8/21	100	101

BMW Vehicle Owner Trust, Series 2016-A, Class A3 1.16%, 11/25/20	250	250

Capital Auto Receivables Asset Trust, Series 2013-4, Class D 3.22%, 5/20/19	50	51

CarMax Auto Owner Trust, Series 2015-3, Class A3 1.63%, 5/15/20	100	101

CarMax Auto Owner Trust, Series 2016-2, Class A3 1.52%, 2/16/21	100	101

Carmax Auto Owner Trust, Series 2016-3, Class A3 1.39%, 5/17/21	100	100

Ford Credit Auto Owner Trust, Series 2016-B, Class A3 1.33%, 10/15/20	150	150

Ford Credit Auto Owner Trust, Series 2016-B, Class A4 1.52%, 8/15/21	100	101

Ford Credit Auto Owner Trust, Series 2016-B, Class B 1.85%, 9/15/21	50	50

GM Financial Automobile Leasing Trust, Series 2015-2, Class A3 1.68%, 12/20/18	325	326

GM Financial Automobile Leasing Trust, Series 2015-3, Class A3 1.69%, 3/20/19	200	201

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Automobile – 0.2% – continued

Honda Auto Receivables Owner Trust, Class 2016-2, Series A3 1.39%, 4/15/20	$100	$100

Honda Auto Receivables Owner Trust, Class 2016-2, Series A4 1.62%, 8/15/22	150	151

Honda Auto Receivables Owner Trust, Series 2014-3, Class A4 1.31%, 10/15/20	200	201

Honda Auto Receivables Owner Trust, Series 2015-4, Class A3 1.23%, 9/23/19	200	200

Honda Auto Receivables Owner Trust, Series 2016-3, Class A3 1.16%, 5/18/20	100	100

Hyundai Auto Receivables Trust, Series 2015-C, Class A3 1.46%, 2/18/20	500	502

Hyundai Auto Receivables Trust, Series 2016-A, Class A3 1.56%, 9/15/20	330	332

Hyundai Auto Receivables Trust, Series 2016-A, Class A4 1.73%, 5/16/22	250	253

Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3 1.34%, 12/16/19	100	100

Nissan Auto Lease Trust, Series 2016-B, Class A3 1.50%, 7/15/19	150	150

Nissan Auto Receivables Owner Trust, Series 2013-C, Class A4 1.30%, 6/15/20	200	200

Nissan Auto Receivables Owner Trust, Series 2014-B, Class A4 1.66%, 3/15/21	200	202

Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3 1.32%, 1/15/21	236	237

Nissan Auto Receivables Owner Trust, Series 2016-B, Class A4 1.54%, 10/17/22	150	151

Santander Drive Auto Receivables Trust, Series 2014-2, Class D 2.76%, 2/18/20	75	76

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Automobile – 0.2% – continued

Santander Drive Auto Receivables Trust, Series 2014-3, Class D 2.65%, 8/17/20	$50	$51

Santander Drive Auto Receivables Trust, Series 2014-4, Class C 2.60%, 11/16/20	50	51

Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.10%, 11/16/20	50	51

Santander Drive Auto Receivables Trust, Series 2015-4, Class B 2.26%, 6/15/20	100	101

Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.97%, 3/15/21	100	102

Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3 1.25%, 3/16/20	250	251

Toyota Auto Receivables Owner Trust, Series 2016-A, Class A4 1.47%, 9/15/21	150	151

World Omni Auto Receivables Trust, Series 2014-A, Class A4 1.53%, 6/15/20	100	101

World Omni Auto Receivables Trust, Series 2015-B, Class A3 1.49%, 12/15/20	253	254

World Omni Auto Receivables Trust, Series 2016-A, Class A4 1.95%, 5/16/22	250	254
		6,209

Commercial Mortgage-Backed Securities – 1.0%

Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4 3.17%, 6/15/49	300	316

CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3 3.87%, 1/10/48	300	330

CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4 3.28%, 5/10/58	250	263

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4 3.02%, 9/10/45	400	422

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Commercial Mortgage-Backed Securities – 1.0% – continued

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2 1.99%, 4/10/46	$100	$101

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4 4.37%, 9/10/46 (1)	350	397

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS 4.65%, 9/10/46 (1)	100	114

Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4 3.64%, 10/10/47	100	108

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.14%, 2/10/48	200	210

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5 3.72%, 9/15/48	200	219

Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4 3.21%, 5/10/49	250	263

Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5 3.62%, 2/10/49	300	326

Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4 3.31%, 4/10/49	250	265

Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4 3.33%, 4/15/49	250	266

Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3 2.82%, 10/15/45	245	255

Commercial Mortgage Trust, Series 2012-CR2, Class A4 3.15%, 8/15/45	335	356

Commercial Mortgage Trust, Series 2012-CR4, Class A3 2.85%, 10/15/45	150	157

Commercial Mortgage Trust, Series 2012-CR5, Class A4 2.77%, 12/10/45	100	104

Commercial Mortgage Trust, Series 2012-LC4, Class A4 3.29%, 12/10/44	100	106

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Commercial Mortgage-Backed Securities – 1.0% – continued

Commercial Mortgage Trust, Series 2013-CR10, Class A4 4.21%, 8/10/46 (1)	$100	$112

Commercial Mortgage Trust, Series 2013-CR12, Class A4 4.05%, 10/10/46	300	334

Commercial Mortgage Trust, Series 2013-CR9, Class A4 4.37%, 7/10/45 (1)	200	225

Commercial Mortgage Trust, Series 2013-LC6, Class A4 2.94%, 1/10/46	150	157

Commercial Mortgage Trust, Series 2014-CR19, Class A5 3.80%, 8/10/47	300	329

Commercial Mortgage Trust, Series 2014-UBS5, Class A4 3.84%, 9/10/47	300	329

Commercial Mortgage Trust, Series 2014-UBS6, Class A5 3.64%, 12/10/47	250	271

Commercial Mortgage Trust, Series 2015-CR24, Class A5 3.70%, 8/10/48	500	545

Commercial Mortgage Trust, Series 2015-DC1, Class A2 2.87%, 2/10/48	200	207

Commercial Mortgage Trust, Series 2015-DC1, Class A5 3.35%, 2/10/48	200	212

Commercial Mortgage Trust, Series 2015-LC19, Class A4 3.18%, 2/10/48	500	527

Commercial Mortgage Trust, Series 2015-PC1, Class A5 3.90%, 7/10/50	200	220

CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4 3.51%, 4/15/50	225	242

CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.72%, 8/15/48	500	548

CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5 3.09%, 1/15/49	100	104

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Commercial Mortgage-Backed Securities – 1.0% – continued

GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5 2.94%, 2/10/46	$100	$105

GS Mortgage Securities Trust, Series 2011-GC5, Class A4 3.71%, 8/10/44	150	162

GS Mortgage Securities Trust, Series 2012-GC6, Class A3 3.48%, 1/10/45	200	215

GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3 2.77%, 11/10/45	175	182

GS Mortgage Securities Trust, Series 2013-GC12, Class A4 3.14%, 6/10/46	100	106

GS Mortgage Securities Trust, Series 2013-GC13, Class A5 4.17%, 7/10/46 (1)	200	224

GS Mortgage Securities Trust, Series 2013-GC14, Class A5 4.24%, 8/10/46	150	169

GS Mortgage Securities Trust, Series 2014-GC18, Class A4 4.07%, 1/10/47	500	557

GS Mortgage Securities Trust, Series 2014-GC20, Class A5 4.00%, 4/10/47	100	111

GS Mortgage Securities Trust, Series 2014-GC24, Class A5 3.93%, 9/10/47	300	331

GS Mortgage Securities Trust, Series 2014-GC26, Class A5 3.63%, 11/10/47	250	271

GS Mortgage Securities Trust, Series 2015-GC28, Class A2 2.90%, 2/10/48	150	155

GS Mortgage Securities Trust, Series 2016-GS2, Class A4 3.05%, 5/10/49	100	104

GS Mortgage Securities Trust, Series 2016-GS3, Class A4 2.85%, 10/10/49	200	206

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3 4.17%, 8/15/46	180	197

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Commercial Mortgage-Backed Securities – 1.0% – continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3 3.51%, 5/15/45	$200	$215

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4 3.48%, 6/15/45	250	268

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5 3.14%, 12/15/47	150	159

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS 3.37%, 12/15/47	50	52

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4 3.99%, 1/15/46 (1)	100	111

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2 3.02%, 8/15/46	500	515

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2 3.05%, 4/15/47	500	518

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4 4.00%, 4/15/47	500	553

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5 3.80%, 7/15/47	500	547

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4 3.80%, 9/15/47	500	546

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A2 2.94%, 11/15/47	250	260

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5 3.64%, 11/15/47	200	217

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5 3.67%, 11/15/47	150	163

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Commercial Mortgage-Backed Securities – 1.0% – continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5 3.82%, 7/15/48	$200	$220

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5 2.87%, 8/15/49	200	206

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS 3.14%, 8/15/49	100	102

JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A2 2.66%, 6/15/49	100	104

JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4 3.14%, 6/15/49	100	105

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 2.86%, 11/15/45	225	236

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4 4.36%, 8/15/46 (1)	300	338

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	175	183

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4 3.10%, 5/15/46	200	211

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2 2.92%, 2/15/47	200	206

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3 3.67%, 2/15/47	100	107

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5 4.06%, 2/15/47	200	224

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5 3.74%, 8/15/47	400	439

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2 3.19%, 10/15/47	500	523

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2 3.10%, 12/15/47	500	523

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Commercial Mortgage-Backed Securities – 1.0% – continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2 2.79%, 2/15/48	$500	$516

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5 3.53%, 10/15/48	100	108

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4 3.33%, 5/15/49	250	266

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5 2.86%, 9/15/49	250	256

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4 6.48%, 1/11/43 (1)(2)	—	—

Morgan Stanley Capital I Trust, Series 2012-C4, Class A4 3.24%, 3/15/45	150	160

UBS Commercial Mortgage Trust, Series 2012-C1, Class A3 3.40%, 5/10/45	398	425

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4 3.09%, 8/10/49	125	132

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5 2.85%, 12/10/45	100	104

UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4 3.18%, 3/10/46	100	106

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4 3.24%, 4/10/46	100	106

UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3 3.60%, 1/10/45	150	160

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3 2.92%, 10/15/45	150	157

Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4 4.22%, 7/15/46 (1)	100	112

Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4 3.17%, 2/15/48	100	104

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Commercial Mortgage-Backed Securities – 1.0% – continued

Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4 3.66%, 9/15/58	$250	$271

Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.18%, 4/15/50	200	209

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2 2.63%, 5/15/48	500	515

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5 3.77%, 7/15/58 (1)	300	327

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4 3.72%, 12/15/48	300	327

Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4 3.56%, 1/15/59	200	216

Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4 3.43%, 3/15/59	250	267

Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4 2.93%, 7/15/48	100	103

Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4 2.94%, 10/15/49	200	207

Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4 11/15/49 (3)	150	154

WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4 3.67%, 11/15/44	150	162

WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3 2.88%, 12/15/45	100	104

WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4 3.44%, 4/15/45	175	188

WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2 3.43%, 6/15/45	250	268

WFRBS Commercial Mortgage Trust, Series 2012-C8, Class A3 3.00%, 8/15/45	300	316

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES –1.5% – continued

Commercial Mortgage-Backed Securities – 1.0% – continued

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4 3.20%, 3/15/48	$600	$637

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS 3.56%, 3/15/48	50	53

WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4 3.00%, 5/15/45	500	522

WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5 3.34%, 6/15/46	150	160

WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A2 3.22%, 9/15/46	100	103

WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5 4.42%, 9/15/46	250	283

WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2 3.04%, 5/15/47	840	871

WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5 3.75%, 9/15/57	500	545

WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5 3.63%, 11/15/47	250	270

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5 4.05%, 3/15/47	100	111
		29,787

Credit Card – 0.3%

American Express Credit Account Master Trust, Series 2014-4, Class A 1.43%, 6/15/20	100	100

BA Credit Card Trust, Series 2015-A2, Class A 1.36%, 9/15/20	200	201

Barclays Dryrock Issuance Trust, Series 2014-3, Class A 2.41%, 7/15/22	150	155

Barclays Dryrock Issuance Trust, Series 2015-2, Class A 1.56%, 3/15/21	100	101

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Credit Card – 0.3% – continued

Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5 1.60%, 5/17/21	$180	$181

Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4 1.33%, 6/15/22	200	200

Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5 1.66%, 6/17/24	100	100

Chase Issuance Trust, Series 2012-A4, Class A4 1.58%, 8/16/21	250	252

Chase Issuance Trust, Series 2012-A7, Class A7 2.16%, 9/16/24	200	203

Chase Issuance Trust, Series 2014-A2, Class A2 2.77%, 3/15/23	150	158

Chase Issuance Trust, Series 2014-A7, Class A7 1.38%, 11/15/19	350	351

Chase Issuance Trust, Series 2015-A4, Class A4 1.84%, 4/15/22	300	305

Chase Issuance Trust, Series 2015-A5, Class A5 1.36%, 4/15/20	200	201

Chase Issuance Trust, Series 2016-A4, Class A4 1.49%, 7/15/22	150	150

Chase Issuance Trust, Series 2016-A5, Class A5 1.27%, 7/15/21	150	150

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3 6.15%, 6/15/39	150	218

Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1 2.88%, 1/23/23	300	318

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5 2.68%, 6/7/23	150	158

Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6 2.15%, 7/15/21	350	358

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Credit Card – 0.3% – continued

Discover Card Execution Note Trust, Series 2012-A6, Class A6 1.67%, 1/18/22	$350	$354

Discover Card Execution Note Trust, Series 2014-A4, Class A4 2.12%, 12/15/21	400	409

Discover Card Execution Note Trust, Series 2014-A5, Class A 1.39%, 4/15/20	400	401

Discover Card Execution Note Trust, Series 2015-A2, Class A 1.90%, 10/17/22	100	102

Discover Card Execution Note Trust, Series 2015-A3, Class A 1.45%, 3/15/21	150	151

Discover Card Execution Note Trust, Series 2015-A4, Class A4 2.19%, 4/17/23	200	206

Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.64%, 7/15/21	250	252

Discover Card Execution Note Trust, Series 2016-A4, Class A4 1.39%, 3/15/22	150	150

Synchrony Credit Card Master Note Trust, Series 2012-7, Class A 1.76%, 9/15/22	100	101

Synchrony Credit Card Master Note Trust, Series 2015-1, Class A 2.37%, 3/15/23	150	154

Synchrony Credit Card Master Note Trust, Series 2015-2, Class A 1.60%, 4/15/21	200	201

Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.04%, 3/15/22	200	203

World Financial Network Credit Card Master Trust, Series 2013-A, Class A 1.61%, 12/15/21	200	201

World Financial Network Credit Card Master Trust, Series 2015-B, Class A 2.55%, 6/17/24	100	103
		6,848

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.5% – continued

Other – 0.0%

AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3 2.84%, 3/1/26	$100	$105

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3 4.24%, 8/15/23	100	110

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3 3.03%, 10/15/25	150	159

Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3 4.38%, 11/1/23	100	110
		484
Total Asset-Backed Securities
(Cost $41,946)		43,328

CORPORATE BONDS – 22.2%

Advertising & Marketing – 0.0%

Interpublic Group of (The) Cos., Inc., 2.25%, 11/15/17	135	136
4.20%, 4/15/24	150	161

Omnicom Group, Inc., 6.25%, 7/15/19	300	337
3.63%, 5/1/22	496	531
		1,165

Aerospace & Defense – 0.5%

Boeing (The) Co., 0.95%, 5/15/18	200	200
7.95%, 8/15/24	500	695
2.85%, 10/30/24	110	116
6.13%, 2/15/33	135	182
3.30%, 3/1/35	55	56
6.63%, 2/15/38	100	145
5.88%, 2/15/40	75	102
3.50%, 3/1/45	500	511

General Dynamics Corp., 1.00%, 11/15/17	100	100
3.88%, 7/15/21	250	275
2.25%, 11/15/22	500	512
2.13%, 8/15/26	350	344
3.60%, 11/15/42	155	162

Harris Corp., 4.40%, 12/15/20	950	1,031

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Aerospace & Defense – 0.5% – continued

L-3 Communications Corp., 5.20%, 10/15/19	$250	$274
4.95%, 2/15/21	40	44

Lockheed Martin Corp., 4.25%, 11/15/19	500	543
2.50%, 11/23/20	355	366
3.55%, 1/15/26	100	108
3.60%, 3/1/35	135	138
4.07%, 12/15/42	868	930

Northrop Grumman Corp., 1.75%, 6/1/18	125	126
5.05%, 8/1/19	170	186
5.05%, 11/15/40	250	300
4.75%, 6/1/43	250	295

Precision Castparts Corp., 1.25%, 1/15/18	210	210
2.50%, 1/15/23	500	515
3.90%, 1/15/43	100	110
4.38%, 6/15/45	350	413

Raytheon Co., 4.40%, 2/15/20	510	561
2.50%, 12/15/22	1,150	1,195
4.70%, 12/15/41	100	121

Textron, Inc., 5.60%, 12/1/17	125	131

United Technologies Corp., 5.38%, 12/15/17	390	409
4.50%, 4/15/20	450	497
7.50%, 9/15/29	100	148
6.05%, 6/1/36	100	134
6.13%, 7/15/38	175	238
5.70%, 4/15/40	500	660
4.50%, 6/1/42	700	811
		13,894

Airlines – 0.0%

Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	260	297

Southwest Airlines Co. Pass Through Trust, Series 2007-1, 6.15%, 8/1/22	332	374
		671

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Apparel & Textile Products – 0.0%

NIKE, Inc., 3.63%, 5/1/43	$75	$79

VF Corp., 3.50%, 9/1/21	150	161
6.00%, 10/15/33	100	130
6.45%, 11/1/37	30	41
		411

Auto Parts Manufacturing – 0.1%

BorgWarner, Inc., 4.38%, 3/15/45	170	179

Delphi Corp., 4.15%, 3/15/24	300	322

Johnson Controls, Inc., 5.00%, 3/30/20	155	170
5.70%, 3/1/41	250	303
4.63%, 7/2/44	465	516
		1,490

Automobiles Manufacturing – 0.5%

American Honda Finance Corp., 1.60%, 7/13/18	180	181
2.13%, 10/10/18	75	76
2.25%, 8/15/19	250	256
2.15%, 3/13/20	800	818
1.65%, 7/12/21	400	396
1.70%, 9/9/21	500	497

Daimler Finance North America LLC, 8.50%, 1/18/31	175	285

Ford Motor Co., 7.45%, 7/16/31	350	463
4.75%, 1/15/43	500	518

Ford Motor Credit Co. LLC, 2.88%, 10/1/18	200	204
2.02%, 5/3/19	600	601
1.90%, 8/12/19	200	200
2.60%, 11/4/19	200	203
2.46%, 3/27/20	260	262
3.16%, 8/4/20	860	886
3.20%, 1/15/21	1,200	1,232
3.34%, 3/18/21	500	514
5.88%, 8/2/21	500	571
3.22%, 1/9/22	200	205
4.25%, 9/20/22	300	325

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Automobiles Manufacturing – 0.5% – continued

General Motors Co., 3.50%, 10/2/18	$1,000	$1,031
6.25%, 10/2/43	550	649
6.75%, 4/1/46	145	182

General Motors Financial Co., Inc., 6.75%, 6/1/18	500	538
3.20%, 7/13/20	395	404
3.20%, 7/6/21	485	491
4.38%, 9/25/21	400	427
3.45%, 4/10/22	500	507
3.70%, 5/9/23	600	610

Toyota Motor Credit Corp., 1.25%, 10/5/17	90	90
1.38%, 1/10/18	500	501
1.55%, 7/13/18	90	91
2.00%, 10/24/18	400	406
2.10%, 1/17/19	100	102
1.70%, 2/19/19	660	665
2.13%, 7/18/19	100	102
4.50%, 6/17/20	300	331
1.90%, 4/8/21	300	303
		16,123

Banks – 0.9%

Bank of America N.A., 6.00%, 10/15/36	250	321

Bank One Corp., 7.75%, 7/15/25	54	71

BB&T Corp., 1.45%, 1/12/18	80	80
2.05%, 6/19/18	100	101
2.25%, 2/1/19	100	102
2.45%, 1/15/20	450	460

Branch Banking & Trust Co., 2.30%, 10/15/18	500	508
2.85%, 4/1/21	650	678
3.63%, 9/16/25	250	268
3.80%, 10/30/26	250	272

Capital One N.A., 1.50%, 3/22/18	250	249
2.40%, 9/5/19	250	254

Citizens Bank N.A., 2.50%, 3/14/19	250	255
2.55%, 5/13/21	250	254

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Banks – 0.9% – continued

Comerica Bank, 2.50%, 6/2/20	$500	$511

Discover Bank, 2.00%, 2/21/18	500	502
2.60%, 11/13/18	250	254
3.20%, 8/9/21	250	258

Fifth Third Bancorp, 2.88%, 7/27/20	500	518
3.50%, 3/15/22	200	212
4.30%, 1/16/24	220	237
8.25%, 3/1/38	275	408

Fifth Third Bank, 1.63%, 9/27/19	350	350
2.25%, 6/14/21	200	203
2.88%, 10/1/21	250	261

HSBC Bank USA N.A., 4.88%, 8/24/20	300	326
7.00%, 1/15/39	350	474

HSBC USA, Inc., 1.63%, 1/16/18	180	180
2.63%, 9/24/18	80	81
2.38%, 11/13/19	250	253
2.35%, 3/5/20	700	706
2.75%, 8/7/20	750	768
3.50%, 6/23/24	1,000	1,041

Huntington Bancshares, Inc., 3.15%, 3/14/21	500	518

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	1,400	1,460

KeyBank N.A., 2.50%, 12/15/19	250	256
2.25%, 3/16/20	1,000	1,015
3.30%, 6/1/25	250	262

KeyCorp, 2.30%, 12/13/18	250	254
5.10%, 3/24/21	25	28

Manufacturers & Traders Trust Co., 6.63%, 12/4/17	250	264
1.45%, 3/7/18	500	500

MUFG Americas Holdings Corp., 2.25%, 2/10/20	170	172
3.50%, 6/18/22	150	159

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Banks – 0.9% – continued

MUFG Union Bank N.A., 2.63%, 9/26/18	$250	$255

PNC Bank N.A., 1.50%, 10/18/17	500	501
1.85%, 7/20/18	250	252
1.45%, 7/29/19	250	250
2.30%, 6/1/20	500	509
2.70%, 11/1/22	750	762
2.95%, 1/30/23	250	257
3.80%, 7/25/23	250	271

PNC Financial Services Group (The), Inc., 6.70%, 6/10/19	600	682
4.38%, 8/11/20	500	547
3.30%, 3/8/22	150	159
2.85%, 11/9/22 (4)	100	102

SunTrust Bank, 7.25%, 3/15/18	125	135
2.75%, 5/1/23	350	355

SunTrust Banks, Inc., 2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	204

US Bancorp, 1.95%, 11/15/18	200	203
4.13%, 5/24/21	200	222
3.00%, 3/15/22	115	122
2.95%, 7/15/22	1,200	1,250
2.38%, 7/22/26	1,000	988

US Bank N.A., 1.35%, 1/26/18	500	501

Wachovia Corp., 5.75%, 2/1/18	600	634

Wells Fargo Bank N.A., 5.85%, 2/1/37	250	313
6.60%, 1/15/38	300	411

Wells Fargo Capital X, 5.95%, 12/15/36	100	110
		26,324

Biotechnology – 0.4%

Amgen, Inc., 5.70%, 2/1/19	500	548
2.20%, 5/22/19	750	764
4.50%, 3/15/20	425	464
4.10%, 6/15/21	165	180

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Biotechnology – 0.4% – continued
1.85%, 8/19/21	$150	$149
3.88%, 11/15/21	250	272
6.38%, 6/1/37	100	130
6.40%, 2/1/39	100	131
5.75%, 3/15/40	935	1,156
5.15%, 11/15/41	250	285
5.65%, 6/15/42	100	122
5.38%, 5/15/43	200	236
4.40%, 5/1/45	250	263

Biogen, Inc., 2.90%, 9/15/20	200	208
4.05%, 9/15/25	95	103
5.20%, 9/15/45	100	118

Celgene Corp., 2.13%, 8/15/18	85	86
2.30%, 8/15/18	35	35
2.25%, 5/15/19	165	168
3.63%, 5/15/24	1,000	1,053
3.88%, 8/15/25	265	283
5.25%, 8/15/43	85	96
5.00%, 8/15/45	250	281

Gilead Sciences, Inc., 2.05%, 4/1/19	100	102
2.35%, 2/1/20	85	87
2.55%, 9/1/20	240	248
4.50%, 4/1/21	200	222
3.25%, 9/1/22	145	154
3.50%, 2/1/25	1,000	1,059
3.65%, 3/1/26	500	538
4.60%, 9/1/35	1,375	1,512
5.65%, 12/1/41	330	409
4.50%, 2/1/45	250	267
4.75%, 3/1/46	1,015	1,134
		12,863

Cable & Satellite – 0.3%

Comcast Corp., 3.38%, 2/15/25	1,320	1,413
3.38%, 8/15/25	1,000	1,075
7.05%, 3/15/33	140	199
5.65%, 6/15/35	5	6
6.45%, 3/15/37	590	815
6.95%, 8/15/37	450	656
6.40%, 5/15/38	635	883

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Cable & Satellite – 0.3% – continued
6.40%, 3/1/40	$145	$203
4.75%, 3/1/44	500	588
Time Warner Cable LLC, 8.75%, 2/14/19	300	346
6.55%, 5/1/37	145	172
7.30%, 7/1/38	705	902
6.75%, 6/15/39	130	158
		7,416

Chemicals – 0.4%

Air Products & Chemicals, Inc., 1.20%, 10/15/17	250	250
3.00%, 11/3/21	300	320
2.75%, 2/3/23	250	260

Airgas, Inc., 1.65%, 2/15/18	250	251
2.90%, 11/15/22	150	151
3.65%, 7/15/24	70	74

Cabot Corp., 2.55%, 1/15/18	300	303

CF Industries, Inc., 6.88%, 5/1/18	300	323
3.45%, 6/1/23	110	111
5.15%, 3/15/34	735	740

Dow Chemical (The) Co., 4.25%, 11/15/20	155	168
4.13%, 11/15/21	200	219
3.00%, 11/15/22	100	104
7.38%, 11/1/29	100	137
4.25%, 10/1/34	150	155
9.40%, 5/15/39	300	490
5.25%, 11/15/41	400	452
4.38%, 11/15/42	500	509

E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	185	203
2.80%, 2/15/23	630	644
6.50%, 1/15/28	100	128
5.60%, 12/15/36	250	304
4.15%, 2/15/43	250	259

Eastman Chemical Co., 2.70%, 1/15/20	120	123
4.80%, 9/1/42	200	205
4.65%, 10/15/44	100	102

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Chemicals – 0.4% – continued

Lubrizol Corp., 6.50%, 10/1/34	$50	$68

Monsanto Co., 5.13%, 4/15/18	240	253
2.20%, 7/15/22	65	65
5.50%, 8/15/25	50	59
4.20%, 7/15/34	55	56
5.88%, 4/15/38	256	307
4.40%, 7/15/44	250	259

Mosaic (The) Co., 5.45%, 11/15/33	250	272
4.88%, 11/15/41	100	100

PPG Industries, Inc., 6.65%, 3/15/18	38	41
2.30%, 11/15/19	250	254

Praxair, Inc., 1.05%, 11/7/17	85	85
1.25%, 11/7/18	150	150
4.50%, 8/15/19	400	436
4.05%, 3/15/21	100	110
2.45%, 2/15/22	250	258
2.20%, 8/15/22	150	153
2.70%, 2/21/23	250	259
3.55%, 11/7/42	125	128

Sherwin-Williams (The) Co., 1.35%, 12/15/17	100	100
4.55%, 8/1/45	30	32

Westlake Chemical Corp., 3.60%, 7/15/22	65	67
		10,497

Commercial Finance – 0.1%

Air Lease Corp., 3.38%, 1/15/19	65	67
3.75%, 2/1/22	125	131
3.00%, 9/15/23	245	242
4.25%, 9/15/24	350	368

GATX Corp., 2.38%, 7/30/18	35	35
5.20%, 3/15/44	35	38

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Commercial Finance – 0.1% – continued

International Lease Finance Corp., 8.25%, 12/15/20	$1,000	$1,188

Private Export Funding Corp., 1.45%, 8/15/19	2,000	2,016
		4,085

Communications Equipment – 0.5%

Apple, Inc., 2.10%, 5/6/19	700	715
2.25%, 2/23/21	310	318
2.85%, 2/23/23	340	358
2.40%, 5/3/23	1,940	1,975
3.45%, 5/6/24	3,020	3,268
2.50%, 2/9/25	425	430
3.25%, 2/23/26	1,030	1,095
2.45%, 8/4/26	500	501
3.85%, 5/4/43	230	235
4.45%, 5/6/44	250	280
3.45%, 2/9/45	250	239

Cisco Systems, Inc., 1.65%, 6/15/18	60	61
4.95%, 2/15/19	120	130
2.13%, 3/1/19	875	892
2.45%, 6/15/20	1,100	1,139
2.20%, 2/28/21	1,000	1,023
2.90%, 3/4/21	50	53
1.85%, 9/20/21	275	277
5.90%, 2/15/39	690	924

Juniper Networks, Inc., 4.60%, 3/15/21	100	108
5.95%, 3/15/41	100	106
		14,127

Construction Materials Manufacturing – 0.0%

Martin Marietta Materials, Inc., 6.60%, 4/15/18	100	106

Owens Corning, 4.20%, 12/15/22	190	204
3.40%, 8/15/26	400	402
		712

Consumer Finance – 0.4%

American Express Co., 7.00%, 3/19/18	300	324
2.65%, 12/2/22	632	647

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Consumer Finance – 0.4% – continued
3.63%, 12/5/24	$125	$130

American Express Credit Corp., 1.80%, 7/31/18	500	503
2.38%, 5/26/20	300	307
2.25%, 5/5/21	1,180	1,198

Capital One Bank USA N.A., 2.25%, 2/13/19	300	304
2.30%, 6/5/19	300	303

Capital One Financial Corp., 2.45%, 4/24/19	500	511
4.75%, 7/15/21	131	146
3.75%, 4/24/24	1,000	1,062

Fidelity National Information Services, Inc., 2.00%, 4/15/18	40	40
5.00%, 3/15/22	200	207

Fiserv, Inc., 4.63%, 10/1/20	250	274
3.50%, 10/1/22	50	53

HSBC Finance Corp., 6.68%, 1/15/21	500	575

Synchrony Financial, 2.70%, 2/3/20	250	253
3.70%, 8/4/26	1,000	993

Total System Services, Inc., 2.38%, 6/1/18	200	202

Visa, Inc., 2.20%, 12/14/20	500	513
2.80%, 12/14/22	1,250	1,310
3.15%, 12/14/25	1,250	1,320

Western Union (The) Co., 6.20%, 6/21/40	120	128
		11,303

Consumer Products – 0.2%

Clorox (The) Co., 5.95%, 10/15/17	25	26
3.05%, 9/15/22	250	261

Colgate-Palmolive Co., 0.90%, 5/1/18	250	249
2.45%, 11/15/21	1,000	1,043
2.30%, 5/3/22	165	171
1.95%, 2/1/23	250	252
2.10%, 5/1/23	250	253

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Consumer Products – 0.2% – continued

Estee Lauder (The) Cos., Inc., 2.35%, 8/15/22	$50	$51
6.00%, 5/15/37	100	131
4.38%, 6/15/45	150	173

Kimberly-Clark Corp., 6.25%, 7/15/18	150	163
2.15%, 8/15/20	150	155
2.40%, 3/1/22	50	52
6.63%, 8/1/37	350	517
3.70%, 6/1/43	100	107
3.20%, 7/30/46	125	123

Procter & Gamble (The) Co., 4.70%, 2/15/19	200	217
1.90%, 11/1/19	100	102
1.85%, 2/2/21	190	193
2.30%, 2/6/22	215	222
3.10%, 8/15/23	250	269
5.80%, 8/15/34	100	140
5.55%, 3/5/37	50	70

Unilever Capital Corp., 2.10%, 7/30/20	670	685
4.25%, 2/10/21	250	278
5.90%, 11/15/32	125	176
		6,079

Consumer Services – 0.0%

Ecolab, Inc., 1.45%, 12/8/17	100	100
2.25%, 1/12/20	100	102
4.35%, 12/8/21	250	280
3.25%, 1/14/23	65	68
5.50%, 12/8/41	455	568
		1,118

Containers & Packaging – 0.1%

3M Co., 1.38%, 8/7/18	350	351
5.70%, 3/15/37	350	480

International Paper Co., 4.75%, 2/15/22	104	116
3.65%, 6/15/24	250	263
3.00%, 2/15/27	1,000	999
7.30%, 11/15/39	45	59
6.00%, 11/15/41	250	296
5.15%, 5/15/46	250	277

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Containers & Packaging – 0.1% – continued

Packaging Corp. of America, 4.50%, 11/1/23	$100	$110
3.65%, 9/15/24	250	260

Sonoco Products Co., 4.38%, 11/1/21	25	27
5.75%, 11/1/40	150	176

WestRock MWV LLC, 7.95%, 2/15/31	100	135

WestRock RKT Co., 3.50%, 3/1/20	150	157
		3,706

Department Stores – 0.1%

Kohl’s Corp., 4.00%, 11/1/21	85	91
3.25%, 2/1/23	100	101
4.75%, 12/15/23	250	269

Macy’s Retail Holdings, Inc., 3.88%, 1/15/22	30	31
2.88%, 2/15/23	150	146
6.90%, 4/1/29	305	348
6.90%, 1/15/32	250	284
4.50%, 12/15/34	100	94
5.13%, 1/15/42	40	38

Nordstrom, Inc., 6.25%, 1/15/18	325	345
4.00%, 10/15/21	150	161
7.00%, 1/15/38	50	62
		1,970

Design, Manufacturing & Distribution – 0.0%

Arrow Electronics, Inc., 3.00%, 3/1/18	85	86

Diversified Banks – 1.7%

Bank of America Corp., 5.75%, 12/1/17	865	906
2.00%, 1/11/18	1,155	1,160
6.88%, 4/25/18	505	545
5.65%, 5/1/18	450	477
6.88%, 11/15/18	275	305
2.60%, 1/15/19	300	306
2.65%, 4/1/19	850	869
7.63%, 6/1/19	1,040	1,194
2.25%, 4/21/20	1,000	1,007

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Diversified Banks – 1.7% – continued
5.00%, 5/13/21	$400	$447
5.70%, 1/24/22	1,000	1,163
4.10%, 7/24/23	100	108
4.00%, 4/1/24	165	178
4.20%, 8/26/24	1,500	1,588
4.00%, 1/22/25	500	518
3.95%, 4/21/25	1,000	1,035
4.45%, 3/3/26	500	537
3.50%, 4/19/26	300	312
4.25%, 10/22/26	100	106
6.11%, 1/29/37	150	183
7.75%, 5/14/38	275	399
5.88%, 2/7/42	250	326
5.00%, 1/21/44	600	706
4.88%, 4/1/44	595	690

Citigroup, Inc., 1.85%, 11/24/17	600	602
1.70%, 4/27/18	210	210
1.75%, 5/1/18	150	150
2.55%, 4/8/19	65	66
2.50%, 7/29/19	250	255
2.40%, 2/18/20	710	719
2.70%, 3/30/21	575	587
4.50%, 1/14/22	735	812
4.05%, 7/30/22	90	96
3.38%, 3/1/23	150	157
3.50%, 5/15/23	190	195
3.88%, 10/25/23	200	215
4.00%, 8/5/24	150	157
3.88%, 3/26/25	750	774
3.70%, 1/12/26	500	528
4.60%, 3/9/26	205	219
4.30%, 11/20/26	325	341
6.63%, 6/15/32	100	124
6.00%, 10/31/33	350	410
6.13%, 8/25/36	125	150
8.13%, 7/15/39	1,180	1,855
5.88%, 1/30/42	30	38
5.30%, 5/6/44	300	337
4.75%, 5/18/46	1,530	1,604

JPMorgan Chase & Co., 6.00%, 1/15/18	1,610	1,701
1.80%, 1/25/18	1,000	1,004

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Diversified Banks – 1.7% – continued
1.63%, 5/15/18	$200	$200
2.35%, 1/28/19	1,750	1,779
6.30%, 4/23/19	500	557
2.25%, 1/23/20	1,000	1,013
4.95%, 3/25/20	375	413
2.75%, 6/23/20	200	206
4.40%, 7/22/20	300	327
4.63%, 5/10/21	250	277
4.35%, 8/15/21	615	675
3.25%, 9/23/22	210	220
3.63%, 5/13/24	250	266
3.88%, 9/10/24	1,250	1,316
3.90%, 7/15/25	255	275
3.20%, 6/15/26	500	513
6.40%, 5/15/38	1,054	1,452
5.60%, 7/15/41	405	518
5.40%, 1/6/42	100	125
5.63%, 8/16/43	150	181
4.85%, 2/1/44	500	604
4.95%, 6/1/45	1,000	1,120

Wells Fargo & Co., 5.63%, 12/11/17	445	467
2.15%, 1/15/19	135	137
2.60%, 7/22/20	675	689
3.00%, 1/22/21	100	104
4.60%, 4/1/21	500	552
2.10%, 7/26/21	250	249
3.50%, 3/8/22	1,000	1,061
3.45%, 2/13/23	125	129
4.13%, 8/15/23	200	214
3.30%, 9/9/24	1,500	1,568
3.00%, 2/19/25	250	254
3.00%, 4/22/26	1,950	1,968
4.30%, 7/22/27	110	119
5.38%, 2/7/35	425	518
4.65%, 11/4/44	375	395
3.90%, 5/1/45	950	977
4.40%, 6/14/46	850	865
		50,674

Educational Services – 0.0%

Board of Trustees of The Leland Stanford Junior University (The), 4.75%, 5/1/19	200	218

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Educational Services – 0.0% – continued

California Institute of Technology, 4.70%, 11/1/11 (5)	$110	$121

George Washington University (The), 3.49%, 9/15/22	50	53

Johns Hopkins University, 4.08%, 7/1/53	100	113

Massachusetts Institute of Technology, 5.60%, 7/1/11 (5)	190	263
4.68%, 7/1/14 (6)	15	18

Northwestern University, 4.64%, 12/1/44	50	63

Princeton University, 4.95%, 3/1/19	100	108

Trustees of Dartmouth College, 4.75%, 6/1/19	102	111

University of Pennsylvania, 4.67%, 9/1/12 (7)	100	115
		1,183

Electrical Equipment Manufacturing – 0.6%

ABB Finance USA, Inc., 4.38%, 5/8/42	250	286

Amphenol Corp., 3.13%, 9/15/21	100	104

Emerson Electric Co., 5.38%, 10/15/17	100	104
5.25%, 10/15/18	325	352
5.00%, 4/15/19	1,000	1,090
2.63%, 12/1/21	225	236
2.63%, 2/15/23	85	88
6.00%, 8/15/32	25	32
6.13%, 4/15/39	50	69

General Electric Co., 1.60%, 11/20/17	135	136
1.63%, 4/2/18	250	253
5.63%, 5/1/18	2,575	2,755
2.10%, 12/11/19	125	128
4.38%, 9/16/20	115	127
4.63%, 1/7/21	1,400	1,576
3.15%, 9/7/22	750	797
2.70%, 10/9/22	1,080	1,125
3.10%, 1/9/23	500	531
3.45%, 5/15/24	1,850	2,007
6.75%, 3/15/32	150	211

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Electrical Equipment Manufacturing – 0.6% – continued
6.15%, 8/7/37	$150	$206
5.88%, 1/14/38	800	1,071
6.88%, 1/10/39	550	828
4.50%, 3/11/44	650	748

Honeywell International, Inc., 4.25%, 3/1/21	794	886
3.35%, 12/1/23	290	313
5.70%, 3/15/37	125	167

Rockwell Automation, Inc., 6.25%, 12/1/37	150	203

Roper Technologies, Inc., 1.85%, 11/15/17	160	161
2.05%, 10/1/18	120	121
3.00%, 12/15/20	125	130
		16,841

Entertainment Content – 0.4%

CBS Corp., 4.63%, 5/15/18	25	26
2.30%, 8/15/19	200	203
5.75%, 4/15/20	585	659
3.70%, 8/15/24	825	864
5.50%, 5/15/33	235	263

Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 7/23/20 (8)	410	429
4.46%, 7/23/22 (8)	1,600	1,726
4.91%, 7/23/25 (8)	1,285	1,417

Scripps Networks Interactive, Inc., 2.75%, 11/15/19	200	205

Time Warner Entertainment Co. L.P., 8.38%, 7/15/33	260	354

Time Warner, Inc., 2.10%, 6/1/19	75	76
4.88%, 3/15/20	30	33
4.75%, 3/29/21	5	6
3.40%, 6/15/22	50	53
3.60%, 7/15/25	470	500
3.88%, 1/15/26	65	70
2.95%, 7/15/26	500	506
6.50%, 11/15/36	850	1,099
6.20%, 3/15/40	55	70
6.10%, 7/15/40	200	251

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Entertainment Content – 0.4% – continued
5.38%, 10/15/41	$500	$591

Viacom, Inc., 6.13%, 10/5/17	125	131
2.20%, 4/1/19	80	80
3.25%, 3/15/23	310	308
3.88%, 4/1/24	395	407
6.88%, 4/30/36	600	706
4.50%, 2/27/42	300	278

Walt Disney (The) Co., 1.10%, 12/1/17	25	25
5.50%, 3/15/19	400	441
1.85%, 5/30/19	40	41
3.75%, 6/1/21	510	560
2.55%, 2/15/22	295	308
4.13%, 12/1/41	105	118
3.70%, 12/1/42	130	137
3.00%, 7/30/46	250	234
		13,175

Exploration & Production – 0.4%

Anadarko Petroleum Corp., 4.85%, 3/15/21	515	553
7.95%, 6/15/39	45	56
6.20%, 3/15/40	15	17
4.50%, 7/15/44	500	459

Apache Corp., 3.25%, 4/15/22	180	185
6.00%, 1/15/37	360	411
5.10%, 9/1/40	250	259
5.25%, 2/1/42	260	273

ConocoPhillips, 6.65%, 7/15/18	100	109
5.75%, 2/1/19	209	228
5.90%, 10/15/32	270	321

ConocoPhillips Co., 1.05%, 12/15/17	6	6
2.40%, 12/15/22	1,835	1,820

Devon Energy Corp., 3.25%, 5/15/22	765	759
7.95%, 4/15/32	165	202

Devon Financing Co. LLC, 7.88%, 9/30/31	345	427

EOG Resources, Inc., 5.63%, 6/1/19	215	235

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Exploration & Production – 0.4% – continued
4.10%, 2/1/21	$729	$785
2.63%, 3/15/23	150	150

EQT Corp., 4.88%, 11/15/21	325	356

Hess Corp., 7.13%, 3/15/33	690	779

Kerr-McGee Corp., 7.88%, 9/15/31	70	87

Marathon Oil Corp., 2.80%, 11/1/22	560	519
3.85%, 6/1/25	1,000	950
6.80%, 3/15/32	175	183

Noble Energy, Inc., 5.63%, 5/1/21	114	119

Occidental Petroleum Corp., 4.10%, 2/1/21	750	815
3.13%, 2/15/22	150	157
4.40%, 4/15/46	275	304

Pioneer Natural Resources Co., 6.88%, 5/1/18	100	107
3.95%, 7/15/22	85	90
7.20%, 1/15/28	100	124

Tosco Corp., 8.13%, 2/15/30	245	335
		12,180

Financial Services – 1.6%

Ameriprise Financial, Inc., 7.30%, 6/28/19	75	86
5.30%, 3/15/20	95	106
4.00%, 10/15/23	250	274
3.70%, 10/15/24	500	541
2.88%, 9/15/26	435	436

Bank of New York Mellon (The) Corp., 5.50%, 12/1/17	100	105
1.30%, 1/25/18	500	501
1.35%, 3/6/18	150	150
2.20%, 5/15/19	65	66
5.45%, 5/15/19	75	82
2.15%, 2/24/20	855	870
3.55%, 9/23/21	1,455	1,566
2.20%, 8/16/23	285	284

Bear Stearns (The) Cos. LLC, 6.40%, 10/2/17	150	157

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Financial Services – 1.6% – continued
7.25%, 2/1/18	$535	$575

BlackRock, Inc., 5.00%, 12/10/19	250	277
4.25%, 5/24/21	280	311
3.38%, 6/1/22	250	269
3.50%, 3/18/24	250	273

Charles Schwab (The) Corp., 1.50%, 3/10/18	300	301
2.20%, 7/25/18	35	36
4.45%, 7/22/20	250	276
3.00%, 3/10/25	335	348

CME Group, Inc., 5.30%, 9/15/43	125	160

Goldman Sachs Group (The), Inc., 5.95%, 1/18/18	1,435	1,514
6.15%, 4/1/18	815	868
2.63%, 1/31/19	1,180	1,204
2.55%, 10/23/19	400	409
5.38%, 3/15/20	1,295	1,434
2.60%, 4/23/20	250	254
2.75%, 9/15/20	75	77
2.63%, 4/25/21	175	178
5.25%, 7/27/21	2,540	2,868
5.75%, 1/24/22	750	871
3.63%, 1/22/23	1,000	1,057
4.00%, 3/3/24	250	268
3.85%, 7/8/24	500	531
3.75%, 5/22/25	2,115	2,221
3.75%, 2/25/26	1,540	1,617
5.95%, 1/15/27	150	177
6.75%, 10/1/37	1,165	1,483
6.25%, 2/1/41	300	392
4.80%, 7/8/44	100	112
4.75%, 10/21/45	500	561

Jefferies Group LLC, 8.50%, 7/15/19	50	58
5.13%, 1/20/23	315	336

Legg Mason, Inc., 2.70%, 7/15/19	65	66

Morgan Stanley, 5.95%, 12/28/17	175	184
6.63%, 4/1/18	1,435	1,538
2.50%, 1/24/19	750	764

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Financial Services – 1.6% – continued
7.30%, 5/13/19	$645	$733
5.63%, 9/23/19	475	526
2.65%, 1/27/20	600	613
2.80%, 6/16/20	190	195
5.75%, 1/25/21	1,000	1,140
2.50%, 4/21/21	510	516
5.50%, 7/28/21	1,088	1,241
4.10%, 5/22/23	1,280	1,353
3.88%, 4/29/24	1,410	1,508
3.70%, 10/23/24	500	528
4.00%, 7/23/25	1,215	1,307
3.13%, 7/27/26	250	252
6.25%, 8/9/26	100	125
3.95%, 4/23/27	490	509
6.38%, 7/24/42	300	409
4.30%, 1/27/45	575	616

Nasdaq, Inc., 3.85%, 6/30/26	1,060	1,109

National Rural Utilities Cooperative Finance Corp., 2.15%, 2/1/19	165	168
2.30%, 11/15/19	500	512
2.00%, 1/27/20	50	51
3.05%, 2/15/22	35	37
2.85%, 1/27/25	1,000	1,041
8.00%, 3/1/32	50	75

State Street Corp., 2.55%, 8/18/20	1,000	1,037
3.10%, 5/15/23	225	234
3.70%, 11/20/23	550	602
3.30%, 12/16/24	120	128
2.65%, 5/19/26	450	455

TD Ameritrade Holding Corp., 2.95%, 4/1/22	80	83
		46,195

Food & Beverage – 1.1%

Anheuser-Busch Cos. LLC, 5.50%, 1/15/18	375	395
5.95%, 1/15/33	100	126
5.75%, 4/1/36	100	129
6.45%, 9/1/37	50	68

Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	360	360

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Food & Beverage – 1.1% – continued
2.15%, 2/1/19	$500	$509
2.65%, 2/1/21	1,000	1,032
3.30%, 2/1/23	500	528
3.65%, 2/1/26	780	838
4.70%, 2/1/36	1,700	1,955
4.00%, 1/17/43	150	155
4.63%, 2/1/44	250	287
4.90%, 2/1/46	1,910	2,272

Anheuser-Busch InBev Worldwide, Inc., 5.38%, 1/15/20	450	503
2.50%, 7/15/22	60	61
8.20%, 1/15/39	750	1,211
3.75%, 7/15/42	65	65

Archer-Daniels-Midland Co., 5.45%, 3/15/18	141	150
4.48%, 3/1/21	34	38
2.50%, 8/11/26	305	306
4.02%, 4/16/43	56	61

Beam Suntory, Inc., 1.75%, 6/15/18	250	251

Brown-Forman Corp., 1.00%, 1/15/18	65	65
3.75%, 1/15/43	50	51
4.50%, 7/15/45	200	230

Campbell Soup Co., 4.25%, 4/15/21	500	553
2.50%, 8/2/22	205	210
3.80%, 8/2/42	40	40

Coca-Cola (The) Co., 1.65%, 3/14/18	125	126
1.15%, 4/1/18	250	250
2.45%, 11/1/20	500	521
3.15%, 11/15/20	260	279
3.30%, 9/1/21	250	270
2.50%, 4/1/23	355	366
3.20%, 11/1/23	100	108
2.55%, 6/1/26	770	788

Coca-Cola European Partners US LLC, 3.25%, 8/19/21	500	525

ConAgra Foods, Inc., 7.00%, 4/15/19	101	113
3.25%, 9/15/22	55	57
3.20%, 1/25/23	118	123

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Food & Beverage – 1.1% – continued
7.00%, 10/1/28	$200	$258

Dr. Pepper Snapple Group, Inc., 2.60%, 1/15/19	80	82
2.00%, 1/15/20	90	90
2.55%, 9/15/26	95	95

General Mills, Inc., 2.20%, 10/21/19	300	306
3.15%, 12/15/21	500	531
3.65%, 2/15/24	75	82
5.40%, 6/15/40	70	87

Hershey (The) Co., 2.30%, 8/15/26	365	362

JM Smucker (The) Co., 3.50%, 3/15/25	500	535
4.38%, 3/15/45	250	276

Kellogg Co., 3.25%, 5/21/18	130	134
2.75%, 3/1/23	350	358
4.50%, 4/1/46	500	541

Kraft Heinz Foods Co., 2.80%, 7/2/20	370	383
3.50%, 6/6/22	880	935
3.95%, 7/15/25	140	151
3.00%, 6/1/26	130	131
5.00%, 7/15/35	500	577
5.00%, 6/4/42	205	236
5.20%, 7/15/45	670	792
4.38%, 6/1/46	125	132

Mead Johnson Nutrition Co., 4.90%, 11/1/19	250	274
5.90%, 11/1/39	451	554

Molson Coors Brewing Co., 2.10%, 7/15/21	245	247
5.00%, 5/1/42	1,075	1,245

Mondelez International, Inc., 2.25%, 2/1/19	250	254
5.38%, 2/10/20	1,200	1,342

PepsiCo, Inc., 5.00%, 6/1/18	650	691
2.25%, 1/7/19	500	512
4.50%, 1/15/20	300	330
2.15%, 10/14/20	285	292
3.00%, 8/25/21	770	815

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Food & Beverage – 1.1% – continued
2.75%, 3/5/22	$385	$406
2.75%, 4/30/25	500	520
3.50%, 7/17/25	100	109
2.85%, 2/24/26	115	120
4.88%, 11/1/40	265	322
4.00%, 3/5/42	50	54
3.60%, 8/13/42	50	52
4.25%, 10/22/44	320	365
4.60%, 7/17/45	130	157

Tyson Foods, Inc., 2.65%, 8/15/19	290	297
4.50%, 6/15/22	300	333
4.88%, 8/15/34	100	111
		32,451

Forest & Paper Products Manufacturing – 0.1%

Domtar Corp., 6.75%, 2/15/44	100	112

Georgia-Pacific LLC, 8.00%, 1/15/24	500	663
7.75%, 11/15/29	500	715
		1,490

Hardware – 0.2%

Corning, Inc., 4.25%, 8/15/20	250	270
5.75%, 8/15/40	170	202

Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21 (8)	1,215	1,270
5.45%, 6/15/23 (8)	450	482
8.10%, 7/15/36 (8)	500	588
8.35%, 7/15/46 (8)	440	527

HP, Inc., 4.38%, 9/15/21	540	582
4.65%, 12/9/21	225	247
6.00%, 9/15/41	275	282

NetApp, Inc., 3.25%, 12/15/22	150	153

Pitney Bowes, Inc., 4.63%, 3/15/24	150	156
		4,759

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Health Care Facilities & Services – 0.2%

AmerisourceBergen Corp., 3.25%, 3/1/25	$135	$143
4.25%, 3/1/45	60	65

Cardinal Health, Inc., 1.70%, 3/15/18	25	25
4.63%, 12/15/20	697	772
3.20%, 6/15/22	150	158
3.75%, 9/15/25	250	271
4.60%, 3/15/43	35	38
4.50%, 11/15/44	175	192

Catholic Health Initiatives, 1.60%, 11/1/17	85	85

Express Scripts Holding Co., 4.75%, 11/15/21	500	560
4.50%, 2/25/26	130	143
6.13%, 11/15/41	21	26
4.80%, 7/15/46	250	260

Laboratory Corp. of America Holdings, 2.50%, 11/1/18	385	391
2.63%, 2/1/20	1,175	1,197
4.70%, 2/1/45	300	326

McKesson Corp., 1.40%, 3/15/18	80	80
2.70%, 12/15/22	120	122
3.80%, 3/15/24	160	173
6.00%, 3/1/41	250	322
4.88%, 3/15/44	355	417

Memorial Sloan-Kettering Cancer Center, 4.13%, 7/1/52	100	110

Quest Diagnostics, Inc., 4.75%, 1/30/20	340	370
2.50%, 3/30/20	130	132
3.45%, 6/1/26	115	120
5.75%, 1/30/40	28	33
		6,531

Home & Office Products Manufacturing – 0.1%

Newell Brands, Inc., 2.60%, 3/29/19	230	235
2.88%, 12/1/19	125	128
3.15%, 4/1/21	500	521

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Home & Office Products Manufacturing – 0.1% – continued
3.85%, 4/1/23	$1,000	$1,065
4.20%, 4/1/26	100	109
5.50%, 4/1/46	250	303
		2,361

Home Improvement – 0.0%

Stanley Black & Decker, Inc., 3.40%, 12/1/21	265	284
2.90%, 11/1/22	65	68

Whirlpool Corp., 1.65%, 11/1/17	100	100
4.85%, 6/15/21	100	112
4.70%, 6/1/22	100	113
3.70%, 3/1/23	100	107
4.50%, 6/1/46	90	97
		881

Industrial Other – 0.1%

Fluor Corp., 3.50%, 12/15/24	1,425	1,517

Integrated Oils – 0.2%

Chevron Corp., 1.56%, 5/16/19	435	437
2.19%, 11/15/19	805	821
2.43%, 6/24/20	500	515
2.42%, 11/17/20	1,000	1,028
2.10%, 5/16/21	560	569
2.36%, 12/5/22	445	453
3.19%, 6/24/23	210	224
3.33%, 11/17/25	225	241
2.95%, 5/16/26	190	196

Exxon Mobil Corp., 1.91%, 3/6/20	1,070	1,090
2.73%, 3/1/23	105	109
2.71%, 3/6/25	500	514
3.57%, 3/6/45	590	598
4.11%, 3/1/46	350	391
		7,186

Internet Media – 0.0%

Alphabet, Inc., 3.63%, 5/19/21	250	274

Leisure Products Manufacturing – 0.0%

Hasbro, Inc., 3.15%, 5/15/21	35	36

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Leisure Products Manufacturing – 0.0% – continued
6.35%, 3/15/40	$250	$305

Mattel, Inc., 1.70%, 3/15/18	35	35
2.35%, 5/6/19	150	153
6.20%, 10/1/40	50	59
		588

Life Insurance – 0.3%

Aflac, Inc., 6.90%, 12/17/39	80	113
6.45%, 8/15/40	55	75

Lincoln National Corp., 4.85%, 6/24/21	100	110
4.00%, 9/1/23	275	293
6.15%, 4/7/36	150	177
6.30%, 10/9/37	100	120

MetLife, Inc., 3.05%, 12/15/22	965	1,005
4.37%, 9/15/23	150	166
6.38%, 6/15/34	485	622
5.70%, 6/15/35	350	424
6.40%, 12/15/36	150	166
4.05%, 3/1/45	500	496

Primerica, Inc., 4.75%, 7/15/22	100	109

Principal Financial Group, Inc., 1.85%, 11/15/17	65	65
6.05%, 10/15/36	60	75
4.63%, 9/15/42	40	42

Protective Life Corp., 7.38%, 10/15/19	300	346
8.45%, 10/15/39	425	600

Prudential Financial, Inc., 2.30%, 8/15/18	140	142
2.35%, 8/15/19	200	204
5.38%, 6/21/20	175	196
4.50%, 11/15/20	270	298
3.50%, 5/15/24	85	89
5.75%, 7/15/33	50	59
5.70%, 12/14/36	200	239
6.63%, 12/1/37	200	257
8.88%, 6/15/38 (1)	450	500
5.63%, 5/12/41	260	306
5.63%, 6/15/43 (1)	200	216

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Life Insurance – 0.3% – continued
5.20%, 3/15/44 (1)	$65	$67

Reinsurance Group of America, Inc., 5.00%, 6/1/21	550	601

Torchmark Corp., 3.80%, 9/15/22	420	446

Voya Financial, Inc., 4.80%, 6/15/46	1,000	998
		9,622

Machinery Manufacturing – 0.4%

Caterpillar Financial Services Corp., 1.30%, 3/1/18	40	40
5.45%, 4/15/18	300	319
3.75%, 11/24/23	1,000	1,102

Caterpillar, Inc., 3.90%, 5/27/21	500	547
3.40%, 5/15/24	1,000	1,077
5.20%, 5/27/41	450	554
3.80%, 8/15/42	102	105
4.30%, 5/15/44	150	167

Deere & Co., 2.60%, 6/8/22	125	130
5.38%, 10/16/29	250	320
8.10%, 5/15/30	100	151

Dover Corp., 4.30%, 3/1/21	310	341

Eaton Corp., 1.50%, 11/2/17	215	216
2.75%, 11/2/22	1,000	1,034

IDEX Corp., 4.20%, 12/15/21	200	212

Illinois Tool Works, Inc., 1.95%, 3/1/19	130	133
3.38%, 9/15/21	250	270
3.50%, 3/1/24	250	273
3.90%, 9/1/42	200	221

Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 6/15/23	1,500	1,657

John Deere Capital Corp., 1.20%, 10/10/17	250	250
1.30%, 3/12/18	250	250
1.60%, 7/13/18	215	216
5.75%, 9/10/18	200	217
1.70%, 1/15/20	150	150

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Machinery Manufacturing – 0.4% – continued
2.05%, 3/10/20	$1,250	$1,272
2.45%, 9/11/20	100	103
3.15%, 10/15/21	250	265
2.80%, 1/27/23	150	156

Kennametal, Inc., 2.65%, 11/1/19	100	101

Parker-Hannifin Corp., 3.30%, 11/21/24	215	230
4.20%, 11/21/34	200	226
4.45%, 11/21/44	500	591
		12,896

Managed Care – 0.3%

Aetna, Inc., 1.50%, 11/15/17	100	100
4.13%, 6/1/21	250	272
2.40%, 6/15/21	290	293
2.75%, 11/15/22	400	410
3.20%, 6/15/26	1,355	1,378
4.25%, 6/15/36	290	300
6.63%, 6/15/36	40	54
6.75%, 12/15/37	150	208
4.50%, 5/15/42	100	109

Anthem, Inc., 1.88%, 1/15/18	205	206
2.30%, 7/15/18	165	167
3.30%, 1/15/23	430	451
3.50%, 8/15/24	160	169
5.95%, 12/15/34	50	61
4.63%, 5/15/42	525	566

Cigna Corp., 3.25%, 4/15/25	330	340
6.15%, 11/15/36	45	57
5.38%, 2/15/42	310	375

Humana, Inc., 2.63%, 10/1/19	100	103
3.85%, 10/1/24	85	91
8.15%, 6/15/38	280	414

UnitedHealth Group, Inc., 1.40%, 10/15/17	85	85
1.63%, 3/15/19	210	211
4.70%, 2/15/21	300	336
2.88%, 3/15/22	1,300	1,362
3.75%, 7/15/25	430	472

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Managed Care – 0.3% – continued
5.80%, 3/15/36	$250	$328
6.63%, 11/15/37	640	913
6.88%, 2/15/38	170	249
		10,080

Mass Merchants – 0.3%

Costco Wholesale Corp., 1.13%, 12/15/17	400	401

Target Corp., 2.30%, 6/26/19	1,000	1,029
3.88%, 7/15/20	195	213
2.90%, 1/15/22	515	544
3.63%, 4/15/46	500	516

Wal-Mart Stores, Inc., 1.13%, 4/11/18	350	351
3.63%, 7/8/20	200	216
4.25%, 4/15/21	600	672
3.30%, 4/22/24	625	681
5.88%, 4/5/27	250	328
5.25%, 9/1/35	175	232
6.50%, 8/15/37	750	1,106
6.20%, 4/15/38	275	395
5.63%, 4/1/40	555	749
4.88%, 7/8/40	90	112
5.00%, 10/25/40	350	442
5.63%, 4/15/41	375	510
4.00%, 4/11/43	415	463
4.75%, 10/2/43	100	123
		9,083

Medical Equipment & Devices Manufacturing – 0.5%

Abbott Laboratories, 2.95%, 3/15/25	1,000	1,024

Agilent Technologies, Inc., 3.20%, 10/1/22	225	233
3.88%, 7/15/23	250	267

Baxter International, Inc., 1.70%, 8/15/21	60	59
3.50%, 8/15/46	350	331

Becton Dickinson and Co., 6.38%, 8/1/19	125	141
2.68%, 12/15/19	429	443
3.25%, 11/12/20	430	452
3.13%, 11/8/21	150	158
3.30%, 3/1/23	130	137

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Medical Equipment & Devices Manufacturing – 0.5% – continued
3.88%, 5/15/24	$500	$542
6.00%, 5/15/39	290	369
4.69%, 12/15/44	55	63

Boston Scientific Corp., 2.65%, 10/1/18	80	82
2.85%, 5/15/20	130	134
3.85%, 5/15/25	250	266
7.38%, 1/15/40	100	136

C.R. Bard, Inc., 1.38%, 1/15/18	160	160
3.00%, 5/15/26	660	669

Life Technologies Corp., 6.00%, 3/1/20	500	559

Medtronic, Inc., 1.50%, 3/15/18	280	281
2.50%, 3/15/20	1,000	1,034
4.13%, 3/15/21	500	549
3.13%, 3/15/22	150	159
3.50%, 3/15/25	750	808
4.38%, 3/15/35	1,275	1,445
6.50%, 3/15/39	100	141
5.55%, 3/15/40	200	253
4.50%, 3/15/42	100	113
4.63%, 3/15/44	100	117
4.63%, 3/15/45	500	587

St. Jude Medical, Inc., 3.25%, 4/15/23	140	144
4.75%, 4/15/43	150	158

Stryker Corp., 4.10%, 4/1/43	50	52
4.38%, 5/15/44	200	217
4.63%, 3/15/46	750	841

Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	115	116
3.60%, 8/15/21	250	266
3.30%, 2/15/22	320	335
4.15%, 2/1/24	100	109
2.95%, 9/19/26	155	154

Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120	123
3.38%, 11/30/21	250	262
3.15%, 4/1/22	500	517

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Medical Equipment & Devices Manufacturing – 0.5% – continued
3.55%, 4/1/25	$120	$124
5.75%, 11/30/39	100	120
4.45%, 8/15/45	225	230
		15,480

Metals & Mining – 0.1%

Barrick North America Finance LLC, 4.40%, 5/30/21	326	357
7.50%, 9/15/38	100	125

Newmont Mining Corp., 3.50%, 3/15/22	585	608
5.88%, 4/1/35	100	113
4.88%, 3/15/42	150	158

Nucor Corp., 5.85%, 6/1/18	200	214
4.00%, 8/1/23	250	269
6.40%, 12/1/37	150	188
5.20%, 8/1/43	125	143

Southern Copper Corp., 3.88%, 4/23/25	100	100
7.50%, 7/27/35	300	353
6.75%, 4/16/40	90	98
5.88%, 4/23/45	500	497
		3,223

Oil & Gas Services & Equipment – 0.1%

Baker Hughes, Inc., 3.20%, 8/15/21	1,075	1,121
5.13%, 9/15/40	210	235

Halliburton Co., 3.50%, 8/1/23	215	222
4.85%, 11/15/35	75	80
7.45%, 9/15/39	840	1,142

Nabors Industries, Inc., 4.63%, 9/15/21	545	514
		3,314

Pharmaceuticals – 0.7%

AbbVie, Inc., 1.75%, 11/6/17	265	266
2.50%, 5/14/20	440	449
2.30%, 5/14/21	800	807
2.90%, 11/6/22	1,000	1,025
3.60%, 5/14/25	225	235
4.40%, 11/6/42	415	432

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Pharmaceuticals – 0.7% – continued
4.70%, 5/14/45	$840	$905

Actavis, Inc., 1.88%, 10/1/17	20	20
3.25%, 10/1/22	1,000	1,037

Allergan, Inc., 1.35%, 3/15/18	100	100

Baxalta, Inc., 2.88%, 6/23/20	370	379
5.25%, 6/23/45	625	739

Bristol-Myers Squibb Co., 1.75%, 3/1/19	500	506
2.00%, 8/1/22	600	605

Eli Lilly & Co., 1.25%, 3/1/18	165	165
1.95%, 3/15/19	35	36

GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	800	855
5.38%, 4/15/34	150	187
6.38%, 5/15/38	530	764
4.20%, 3/18/43	20	23

Johnson & Johnson, 1.88%, 12/5/19	300	307
1.65%, 3/1/21	185	188
3.55%, 5/15/21	250	273
2.45%, 3/1/26	500	514
6.95%, 9/1/29	100	149
4.38%, 12/5/33	250	300
5.95%, 8/15/37	100	146
4.85%, 5/15/41	400	524

Merck & Co., Inc., 2.35%, 2/10/22	1,000	1,029
2.80%, 5/18/23	300	314
2.75%, 2/10/25	500	518
3.60%, 9/15/42	25	26
4.15%, 5/18/43	60	68

Merck Sharp & Dohme Corp., 5.00%, 6/30/19	725	798
5.85%, 6/30/39	575	768

Mylan, Inc., 5.40%, 11/29/43	85	91

Novartis Capital Corp., 4.40%, 4/24/20	185	204
2.40%, 9/21/22	40	41

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Pharmaceuticals – 0.7% – continued
3.40%, 5/6/24	$250	$274
4.40%, 5/6/44	250	295

Pfizer, Inc., 6.20%, 3/15/19	500	557
1.95%, 6/3/21	1,000	1,013
3.40%, 5/15/24	150	164
7.20%, 3/15/39	700	1,072
4.40%, 5/15/44	500	578

Pharmacia LLC, 6.60%, 12/1/28	125	171

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/36	45	57

Wyeth LLC, 5.95%, 4/1/37	725	970

Zoetis, Inc., 1.88%, 2/1/18	40	40
3.25%, 2/1/23	500	515
4.70%, 2/1/43	40	42
		21,541

Pipeline – 0.7%

Buckeye Partners L.P., 4.88%, 2/1/21	85	92
5.60%, 10/15/44	500	518

El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	360	445
8.38%, 6/15/32	471	587

Enable Midstream Partners L.P., 2.40%, 5/15/19	250	245
3.90%, 5/15/24	200	187

Enbridge Energy Partners L.P., 5.20%, 3/15/20	210	225
4.20%, 9/15/21	65	69
7.50%, 4/15/38	50	60

Energy Transfer Partners L.P., 4.90%, 2/1/24	770	802
6.63%, 10/15/36	1,010	1,100
7.50%, 7/1/38	200	229

Enterprise Products Operating LLC, 2.55%, 10/15/19	100	102
5.25%, 1/31/20	1,000	1,104
3.35%, 3/15/23	365	374
3.90%, 2/15/24	1,495	1,564
3.70%, 2/15/26	105	108

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Pipeline – 0.7% – continued
3.95%, 2/15/27	$500	$524
6.88%, 3/1/33	50	61
7.55%, 4/15/38	485	633
6.45%, 9/1/40	30	36
5.95%, 2/1/41	40	46

Kinder Morgan Energy Partners L.P., 6.85%, 2/15/20	70	79
6.50%, 4/1/20	165	185
4.15%, 3/1/22	175	184
3.50%, 9/1/23	715	716
4.30%, 5/1/24	505	522
7.40%, 3/15/31	380	441
7.30%, 8/15/33	125	145
6.55%, 9/15/40	85	91
6.38%, 3/1/41	145	157
5.63%, 9/1/41	335	332
5.00%, 8/15/42	95	90
5.40%, 9/1/44	250	251

Kinder Morgan, Inc., 6.50%, 9/15/20	255	285
7.80%, 8/1/31	260	317
7.75%, 1/15/32	50	60

Magellan Midstream Partners L.P., 4.25%, 2/1/21	200	215
5.00%, 3/1/26	500	570
5.15%, 10/15/43	20	22
4.20%, 3/15/45	30	29

ONEOK Partners L.P., 2.00%, 10/1/17	75	75
3.38%, 10/1/22	110	111
6.20%, 9/15/43	100	110

Panhandle Eastern Pipe Line Co. L.P., 6.20%, 11/1/17	100	104

Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/23	250	249
4.65%, 10/15/25	1,075	1,114
5.15%, 6/1/42	255	239

Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	860	890
5.50%, 4/15/23	155	160

Southern Union Co., 8.25%, 11/15/29	25	30

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Pipeline – 0.7% – continued

Spectra Energy Capital LLC, 6.20%, 4/15/18	$350	$370
8.00%, 10/1/19	1,000	1,154
3.30%, 3/15/23	200	198
7.50%, 9/15/38	50	62

Spectra Energy Partners L.P., 2.95%, 9/25/18	55	56
5.95%, 9/25/43	100	118
4.50%, 3/15/45	215	215

Sunoco Logistics Partners Operations L.P., 4.25%, 4/1/24	200	208
5.95%, 12/1/25	175	203
5.30%, 4/1/44	100	101

Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	120
7.63%, 4/1/37	5	6

Transcontinental Gas Pipe Line Co. LLC, 5.40%, 8/15/41	130	139

Williams Partners L.P., 6.30%, 4/15/40	875	962
5.80%, 11/15/43	200	208

Williams Partners L.P./ACMP Finance Corp., 6.13%, 7/15/22	155	161
4.88%, 3/15/24	325	329
		21,494

Power Generation – 0.1%

Consumers Energy Co., 6.13%, 3/15/19	200	223
2.85%, 5/15/22	545	572

Delmarva Power & Light Co., 4.00%, 6/1/42	200	214

Exelon Generation Co. LLC, 5.20%, 10/1/19	225	247
4.25%, 6/15/22	250	268

System Energy Resources, Inc., 4.10%, 4/1/23	160	172

Wisconsin Public Service Corp., 4.75%, 11/1/44	100	120
		1,816

Property & Casualty Insurance – 0.4%

Alleghany Corp., 4.95%, 6/27/22	55	61

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Property & Casualty Insurance – 0.4% – continued

Allstate (The) Corp., 5.55%, 5/9/35	$50	$64
6.13%, 5/15/37 (1)	100	97
5.20%, 1/15/42	225	264
6.50%, 5/15/57 (1)	225	262

American International Group, Inc., 3.75%, 7/10/25	895	939
3.90%, 4/1/26	950	1,005
4.80%, 7/10/45	45	48
4.38%, 1/15/55	105	99

Aon Corp., 5.00%, 9/30/20	200	221

Assurant, Inc., 2.50%, 3/15/18	50	51

Berkshire Hathaway Finance Corp., 1.30%, 5/15/18	65	65
5.40%, 5/15/18	300	320
5.75%, 1/15/40	255	340
4.40%, 5/15/42	100	114
4.30%, 5/15/43	125	140

Berkshire Hathaway, Inc., 2.10%, 8/14/19	250	256
2.75%, 3/15/23	75	78
3.13%, 3/15/26	1,400	1,471
4.50%, 2/11/43	300	348

Chubb (The) Corp., 5.75%, 5/15/18	325	349
6.00%, 5/11/37	50	68
6.50%, 5/15/38	85	122

Chubb INA Holdings, Inc., 5.90%, 6/15/19	355	396
2.70%, 3/13/23	300	310
3.35%, 5/3/26	1,000	1,071
6.70%, 5/15/36	50	71
4.15%, 3/13/43	100	111

CNA Financial Corp., 7.35%, 11/15/19	250	288

Hartford Financial Services Group (The), Inc., 5.50%, 3/30/20	250	279
5.13%, 4/15/22	145	165
5.95%, 10/15/36	285	340

Infinity Property & Casualty Corp., 5.00%, 9/19/22	115	122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Property & Casualty Insurance – 0.4% – continued

Loews Corp., 2.63%, 5/15/23	$250	$252
4.13%, 5/15/43	75	78

Marsh & McLennan Cos., Inc., 2.35%, 3/6/20	450	458
3.50%, 3/10/25	125	132

Progressive (The) Corp., 3.75%, 8/23/21	330	359

Transatlantic Holdings, Inc., 8.00%, 11/30/39	70	96

Travelers (The) Cos., Inc., 5.80%, 5/15/18	375	402
6.25%, 6/15/37	375	521
5.35%, 11/1/40	25	32
4.60%, 8/1/43	75	89
		12,354

Publishing & Broadcasting – 0.3%

21st Century Fox America, Inc., 6.90%, 3/1/19	30	34
3.70%, 9/15/24	915	988
6.40%, 12/15/35	55	71
6.15%, 3/1/37	70	88
6.65%, 11/15/37	550	725
7.85%, 3/1/39	100	144
6.90%, 8/15/39	310	416
4.95%, 10/15/45	500	567

Discovery Communications LLC, 5.63%, 8/15/19	250	274
4.38%, 6/15/21	1,225	1,332
3.30%, 5/15/22	340	349
3.25%, 4/1/23	405	410
6.35%, 6/1/40	195	211

Historic TW, Inc., 6.88%, 6/15/18	250	273

NBCUniversal Media LLC, 2.88%, 1/15/23	1,340	1,395
6.40%, 4/30/40	115	161
4.45%, 1/15/43	10	11
		7,449

Railroad – 0.3%

Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	100	107
4.10%, 6/1/21	20	22

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Railroad – 0.3% – continued
3.05%, 9/1/22	$440	$467
3.75%, 4/1/24	355	391
3.40%, 9/1/24	190	205
6.20%, 8/15/36	455	615
5.75%, 5/1/40	225	292
4.40%, 3/15/42	280	313

CSX Corp., 4.25%, 6/1/21	100	110
3.70%, 11/1/23	50	54
3.40%, 8/1/24	500	536
3.35%, 11/1/25	265	284
6.00%, 10/1/36	100	129
6.15%, 5/1/37	190	247
6.22%, 4/30/40	365	488
5.50%, 4/15/41	50	61

Kansas City Southern, 2.35%, 5/15/20	100	101

Norfolk Southern Corp., 5.90%, 6/15/19	320	357
3.25%, 12/1/21	250	266
2.90%, 2/15/23	450	466
7.25%, 2/15/31	500	718
7.05%, 5/1/37	90	127
3.95%, 10/1/42	20	21

Union Pacific Corp., 4.16%, 7/15/22	437	491
2.95%, 1/15/23	35	37
2.75%, 4/15/23	65	68
3.65%, 2/15/24	524	572
2.75%, 3/1/26	300	311
4.75%, 9/15/41	100	119
4.30%, 6/15/42	200	224
		8,199

Real Estate – 0.4%

Alexandria Real Estate Equities, Inc., 4.60%, 4/1/22	100	109

American Campus Communities Operating Partnership L.P., 4.13%, 7/1/24	100	107

American Tower Corp., 3.40%, 2/15/19	130	135
4.70%, 3/15/22	345	383
5.00%, 2/15/24	250	283

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Real Estate – 0.4% – continued

AvalonBay Communities, Inc., 6.10%, 3/15/20	$150	$171
3.63%, 10/1/20	75	80
2.95%, 9/15/22	50	51

Boston Properties L.P., 5.88%, 10/15/19	500	555
3.85%, 2/1/23	150	160
3.13%, 9/1/23	135	139

Camden Property Trust, 2.95%, 12/15/22	150	151

Corporate Office Properties L.P., 3.60%, 5/15/23	90	90
5.25%, 2/15/24	100	109

DDR Corp., 3.50%, 1/15/21	150	156
3.38%, 5/15/23	115	116

Digital Realty Trust L.P., 5.25%, 3/15/21	150	168
3.63%, 10/1/22	250	259

Duke Realty L.P., 4.38%, 6/15/22	100	109

EPR Properties, 7.75%, 7/15/20	50	58
5.75%, 8/15/22	100	111

Equity Commonwealth, 5.88%, 9/15/20	100	111

Equity One, Inc., 3.75%, 11/15/22	100	104

ERP Operating L.P., 4.75%, 7/15/20	335	368
4.63%, 12/15/21	111	125
4.50%, 6/1/45	55	60

Essex Portfolio L.P., 3.25%, 5/1/23	50	51
3.88%, 5/1/24	200	212

Federal Realty Investment Trust, 3.00%, 8/1/22	25	26

HCP, Inc., 3.15%, 8/1/22	100	101
4.25%, 11/15/23	90	95
3.88%, 8/15/24	860	880
3.40%, 2/1/25	200	198

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Real Estate – 0.4% – continued

Healthcare Realty Trust, Inc., 5.75%, 1/15/21	$200	$227

Highwoods Realty L.P., 3.63%, 1/15/23	100	103

Hospitality Properties Trust, 6.70%, 1/15/18	75	78
4.50%, 6/15/23	365	377

Host Hotels & Resorts L.P., 4.00%, 6/15/25	215	219

Kilroy Realty L.P., 3.80%, 1/15/23	200	208

Kimco Realty Corp., 3.20%, 5/1/21	240	251

Lexington Realty Trust, 4.40%, 6/15/24	200	204

Liberty Property L.P., 6.63%, 10/1/17	50	52
4.13%, 6/15/22	250	268
4.40%, 2/15/24	80	87

Mid-America Apartments L.P., 3.75%, 6/15/24	100	104

National Retail Properties, Inc., 3.80%, 10/15/22	100	106
3.30%, 4/15/23	100	102

Piedmont Operating Partnership L.P., 4.45%, 3/15/24	100	104

Realty Income Corp., 2.00%, 1/31/18	250	252
3.25%, 10/15/22	265	274
4.65%, 8/1/23	185	204

Senior Housing Properties Trust, 3.25%, 5/1/19	75	76
4.75%, 5/1/24	125	131

Simon Property Group L.P., 2.75%, 2/1/23	100	103
3.38%, 10/1/24	1,000	1,062

UDR, Inc., 4.63%, 1/10/22	165	182

Ventas Realty L.P., 5.70%, 9/30/43	100	120

Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	395	430
3.25%, 8/15/22	320	333

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Real Estate – 0.4% – continued

Vornado Realty L.P., 5.00%, 1/15/22	$160	$176

Washington Real Estate Investment Trust, 4.95%, 10/1/20	215	232

Welltower, Inc., 2.25%, 3/15/18	25	25
4.13%, 4/1/19	75	79
5.13%, 3/15/43	150	166

Weyerhaeuser Co., 4.63%, 9/15/23	185	206
		12,372

Refining & Marketing – 0.1%

Marathon Petroleum Corp., 3.63%, 9/15/24	305	307
6.50%, 3/1/41	256	280

Phillips 66, 4.65%, 11/15/34	395	428
5.88%, 5/1/42	305	383

Valero Energy Corp., 9.38%, 3/15/19	100	118
7.50%, 4/15/32	765	949
10.50%, 3/15/39	325	500
		2,965

Restaurants – 0.2%

McDonald’s Corp., 5.80%, 10/15/17	750	785
5.35%, 3/1/18	100	106
2.20%, 5/26/20	1,890	1,927
3.63%, 5/20/21	100	107
6.30%, 10/15/37	505	668
3.70%, 2/15/42	100	99

Starbucks Corp., 2.10%, 2/4/21	540	551
3.85%, 10/1/23	200	223
4.30%, 6/15/45	200	236
		4,702

Retail – Consumer Discretionary – 0.4%

Amazon.com, Inc., 2.60%, 12/5/19	530	550
2.50%, 11/29/22	150	155
3.80%, 12/5/24	1,000	1,108
4.80%, 12/5/34	50	59

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Retail – Consumer Discretionary – 0.4% – continued

AutoZone, Inc., 7.13%, 8/1/18	$1,000	$1,097
4.00%, 11/15/20	250	269
2.50%, 4/15/21	95	97
3.70%, 4/15/22	55	59
3.13%, 7/15/23	135	140

eBay, Inc., 2.20%, 8/1/19	100	101
2.60%, 7/15/22	500	504
4.00%, 7/15/42	235	215

Home Depot (The), Inc., 2.25%, 9/10/18	65	66
4.40%, 4/1/21	250	278
2.63%, 6/1/22	475	493
2.70%, 4/1/23	125	130
3.00%, 4/1/26	170	180
2.13%, 9/15/26	275	270
5.88%, 12/16/36	350	480
5.40%, 9/15/40	500	652
5.95%, 4/1/41	405	557
4.88%, 2/15/44	405	496

Lowe’s Cos., Inc., 4.63%, 4/15/20	100	110
3.12%, 4/15/22	500	530
3.88%, 9/15/23	400	443
3.13%, 9/15/24	150	160
5.80%, 10/15/36	100	131
5.80%, 4/15/40	350	463
5.13%, 11/15/41	50	62
4.65%, 4/15/42	50	58
3.70%, 4/15/46	250	258

QVC, Inc., 4.45%, 2/15/25	415	411
5.45%, 8/15/34	450	417

Staples, Inc., 2.75%, 1/12/18	125	126

TJX (The) Cos., Inc., 2.75%, 6/15/21	150	158
2.50%, 5/15/23	705	726
		12,009

Retail – Consumer Staples – 0.1%

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	310	363

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Retail – Consumer Staples – 0.1% – continued

Sysco Corp., 2.60%, 10/1/20	$1,080	$1,112
2.60%, 6/12/22	95	97
3.30%, 7/15/26	120	124
6.63%, 3/17/39	200	268
		1,964

Semiconductors – 0.3%

Altera Corp., 2.50%, 11/15/18	20	20
4.10%, 11/15/23	1,340	1,513

Applied Materials, Inc., 3.90%, 10/1/25	500	553
5.85%, 6/15/41	100	124

Intel Corp., 1.35%, 12/15/17	280	281
2.70%, 12/15/22	395	412
3.70%, 7/29/25	500	555
4.00%, 12/15/32	150	164
4.80%, 10/1/41	250	294
4.90%, 7/29/45	250	298
4.10%, 5/19/46	450	482

KLA-Tencor Corp., 4.65%, 11/1/24	300	330

Maxim Integrated Products, Inc., 3.38%, 3/15/23	50	51

QUALCOMM, Inc., 3.00%, 5/20/22	100	105
3.45%, 5/20/25	1,000	1,065
4.65%, 5/20/35	760	816

Texas Instruments, Inc., 1.00%, 5/1/18	300	300
		7,363

Software & Services – 1.0%

Autodesk, Inc., 1.95%, 12/15/17	75	75
3.60%, 12/15/22	500	513

CA, Inc., 2.88%, 8/15/18	80	82
4.50%, 8/15/23	250	272

Computer Sciences Corp., 4.45%, 9/15/22	200	212

Equifax, Inc., 3.30%, 12/15/22	365	384

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Software & Services – 1.0% – continued

Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (8)	$2,000	$2,098
4.90%, 10/15/25 (8)	250	267
6.35%, 10/15/45 (8)	200	206

International Business Machines Corp., 7.63%, 10/15/18	1,045	1,176
2.25%, 2/19/21	1,000	1,029
2.90%, 11/1/21	235	249
2.88%, 11/9/22	490	516
3.38%, 8/1/23	425	457
3.63%, 2/12/24	375	408
7.00%, 10/30/25	385	521
6.50%, 1/15/28	100	136
5.60%, 11/30/39	275	354

Microsoft Corp., 0.88%, 11/15/17	125	125
1.00%, 5/1/18	100	100
4.20%, 6/1/19	250	270
2.00%, 11/3/20	650	664
1.55%, 8/8/21	500	498
2.65%, 11/3/22	415	433
3.13%, 11/3/25	1,810	1,925
2.40%, 8/8/26	535	535
4.20%, 11/3/35	170	190
4.50%, 10/1/40	890	1,020
3.50%, 11/15/42	150	147
4.88%, 12/15/43	365	436
4.45%, 11/3/45	360	409
3.70%, 8/8/46	950	962
4.00%, 2/12/55	350	358
3.95%, 8/8/56	335	339

Moody’s Corp., 4.88%, 2/15/24	250	284

Oracle Corp., 5.75%, 4/15/18	150	160
5.00%, 7/8/19	15	16
2.25%, 10/8/19	30	31
1.90%, 9/15/21	2,305	2,311
2.50%, 5/15/22	280	287
2.50%, 10/15/22	555	570
3.40%, 7/8/24	2,075	2,216
2.95%, 5/15/25	1,000	1,033
2.65%, 7/15/26	1,230	1,230

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Software & Services – 1.0% – continued
4.30%, 7/8/34	$10	$11
6.13%, 7/8/39	540	724
5.38%, 7/15/40	220	270
4.00%, 7/15/46	500	517
4.38%, 5/15/55	25	27

S&P Global, Inc., 5.90%, 11/15/17	75	78
6.55%, 11/15/37	100	125

Symantec Corp., 4.20%, 9/15/20	140	146

Xerox Corp., 6.35%, 5/15/18	410	435
5.63%, 12/15/19	120	130
2.80%, 5/15/20	290	288
3.80%, 5/15/24	130	128
6.75%, 12/15/39	60	62
		28,445

Supermarkets & Pharmacies – 0.3%

CVS Health Corp., 1.90%, 7/20/18	215	217
2.25%, 8/12/19	95	97
4.13%, 5/15/21	100	109
2.75%, 12/1/22	350	360
3.88%, 7/20/25	2,138	2,328
5.13%, 7/20/45	330	404

Kroger (The) Co., 6.15%, 1/15/20	25	28
2.95%, 11/1/21	660	688
3.40%, 4/15/22	400	424
2.65%, 10/15/26	1,135	1,127
7.50%, 4/1/31	200	283
6.90%, 4/15/38	100	139

Walgreen Co., 5.25%, 1/15/19	131	142

Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	35	35
2.70%, 11/18/19	100	103
2.60%, 6/1/21	1,500	1,535
3.45%, 6/1/26	375	389
4.50%, 11/18/34	50	53
4.65%, 6/1/46	635	689
		9,150

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Tobacco – 0.3%

Altria Group, Inc., 9.25%, 8/6/19	$56	$68
4.75%, 5/5/21	725	819
2.85%, 8/9/22	100	104
2.95%, 5/2/23	100	105
2.63%, 9/16/26	95	96
4.25%, 8/9/42	135	146
4.50%, 5/2/43	250	280
5.38%, 1/31/44	370	466
3.88%, 9/16/46	130	135

Philip Morris International, Inc., 5.65%, 5/16/18	875	936
1.38%, 2/25/19	130	130
4.50%, 3/26/20	250	275
4.13%, 5/17/21	250	277
2.90%, 11/15/21	300	315
2.63%, 3/6/23	100	103
3.38%, 8/11/25	250	270
6.38%, 5/16/38	280	391
3.88%, 8/21/42	150	155
4.13%, 3/4/43	100	108
4.88%, 11/15/43	100	120
4.25%, 11/10/44	350	388

Reynolds American, Inc., 3.25%, 6/12/20	861	906
7.25%, 6/15/37	500	685
6.15%, 9/15/43	65	86
5.85%, 8/15/45	310	403
		7,767

Transportation & Logistics – 0.2%

Cummins, Inc., 4.88%, 10/1/43	90	107

FedEx Corp., 8.00%, 1/15/19	290	332
2.30%, 2/1/20	250	256
2.70%, 4/15/23	685	703
4.00%, 1/15/24	100	111
3.90%, 2/1/35	100	103
3.88%, 8/1/42	50	51
4.10%, 4/15/43	50	52

JB Hunt Transport Services, Inc., 3.85%, 3/15/24	95	101

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Transportation & Logistics – 0.2% – continued

PACCAR Financial Corp., 1.45%, 3/9/18	$365	$367
1.75%, 8/14/18	100	101
2.20%, 9/15/19	100	102
2.25%, 2/25/21	250	255

Ryder System, Inc., 2.50%, 3/1/18	100	101
2.55%, 6/1/19	135	138
2.65%, 3/2/20	900	918

United Parcel Service of America, Inc., 8.38%, 4/1/20	50	62

United Parcel Service, Inc., 5.50%, 1/15/18	625	661
2.45%, 10/1/22	160	166
6.20%, 1/15/38	160	228
3.63%, 10/1/42	105	112
		5,027

Travel & Lodging – 0.1%

Hyatt Hotels Corp., 3.38%, 7/15/23	1,430	1,471

Marriott International, Inc., 3.00%, 3/1/19	250	257
3.38%, 10/15/20	125	131
3.13%, 10/15/21	750	782
3.25%, 9/15/22	50	53
3.13%, 6/15/26	130	132

Starwood Hotels & Resorts Worldwide LLC, 6.75%, 5/15/18	200	216
3.13%, 2/15/23	150	153

Wyndham Worldwide Corp., 2.50%, 3/1/18	20	20
4.25%, 3/1/22	100	106
		3,321

Utilities – 2.0%

Alabama Power Co., 6.13%, 5/15/38	50	67
5.50%, 3/15/41	150	191
4.10%, 1/15/42	75	81
3.85%, 12/1/42	60	63

Ameren Illinois Co., 2.70%, 9/1/22	500	520
3.25%, 3/1/25	500	537

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Utilities – 2.0% – continued

American Electric Power Co., Inc., 1.65%, 12/15/17	$40	$40

American Water Capital Corp., 3.40%, 3/1/25	35	38
6.59%, 10/15/37	125	180
4.30%, 12/1/42	75	86

Appalachian Power Co., 4.60%, 3/30/21	250	273
6.38%, 4/1/36	1,000	1,287
7.00%, 4/1/38	75	103

Arizona Public Service Co., 8.75%, 3/1/19	250	292
4.50%, 4/1/42	230	265
4.70%, 1/15/44	100	119

Atmos Energy Corp., 4.15%, 1/15/43	250	270
4.13%, 10/15/44	75	82

Baltimore Gas & Electric Co., 3.50%, 11/15/21	275	297
2.40%, 8/15/26	130	129

Berkshire Hathaway Energy Co., 2.40%, 2/1/20	150	154
6.13%, 4/1/36	600	797
6.50%, 9/15/37	200	275

CenterPoint Energy Houston Electric LLC, 2.25%, 8/1/22	105	107
4.50%, 4/1/44	50	59

CenterPoint Energy Resources Corp., 6.00%, 5/15/18	85	90
6.63%, 11/1/37	50	61
5.85%, 1/15/41	50	60

CenterPoint Energy, Inc., 6.50%, 5/1/18	40	43

CMS Energy Corp., 6.25%, 2/1/20	200	228
3.00%, 5/15/26	40	41
4.70%, 3/31/43	301	344

Commonwealth Edison Co., 5.80%, 3/15/18	300	320
6.45%, 1/15/38	200	281
3.80%, 10/1/42	90	95
4.60%, 8/15/43	100	117

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Utilities – 2.0% – continued

Connecticut Light & Power (The) Co., 2.50%, 1/15/23	$420	$427
4.30%, 4/15/44	15	17

Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	250	276
3.30%, 12/1/24	185	198
5.30%, 3/1/35	150	183
5.85%, 3/15/36	100	129
6.20%, 6/15/36	200	266
6.75%, 4/1/38	100	144
5.50%, 12/1/39	85	108
5.70%, 6/15/40	450	590
4.45%, 3/15/44	100	115

Consolidated Edison, Inc., 2.00%, 5/15/21	85	86

Constellation Energy Group, Inc., 7.60%, 4/1/32	100	140

Dominion Gas Holdings LLC, 2.50%, 12/15/19	280	288

Dominion Resources, Inc., 6.40%, 6/15/18	20	22
2.50%, 12/1/19	90	92
5.25%, 8/1/33	250	283
5.95%, 6/15/35	750	920
7.00%, 6/15/38	20	27
4.90%, 8/1/41	35	39
4.05%, 9/15/42	100	101

DTE Electric Co., 5.60%, 6/15/18	125	134
2.65%, 6/15/22	160	165
6.63%, 6/1/36	200	285
5.70%, 10/1/37	50	66
3.95%, 6/15/42	100	109

DTE Energy Co., 6.38%, 4/15/33	50	66

Duke Energy Carolinas LLC, 5.25%, 1/15/18	200	210
5.10%, 4/15/18	65	69
3.90%, 6/15/21	50	55
6.45%, 10/15/32	106	143
6.10%, 6/1/37	150	198
6.00%, 1/15/38	35	47
6.05%, 4/15/38	175	238

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Utilities – 2.0% – continued
3.75%, 6/1/45	$350	$365

Duke Energy Corp., 6.25%, 6/15/18	100	108
3.75%, 4/15/24	100	108
3.75%, 9/1/46	120	116

Duke Energy Florida LLC, 5.65%, 6/15/18	225	242
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	70
6.40%, 6/15/38	285	403
3.40%, 10/1/46	290	283

Duke Energy Florida Project Finance LLC, 2.54%, 9/1/29	400	403

Duke Energy Indiana, Inc., 6.35%, 8/15/38	25	35
6.45%, 4/1/39	225	318
4.20%, 3/15/42	100	109
4.90%, 7/15/43	1,000	1,203

Duke Energy Ohio, Inc., 3.80%, 9/1/23	130	143

Duke Energy Progress LLC, 5.30%, 1/15/19	150	164
3.00%, 9/15/21	150	159
2.80%, 5/15/22	100	105
4.10%, 3/15/43	200	217

Entergy Arkansas, Inc., 3.05%, 6/1/23	250	260

Entergy Louisiana LLC, 6.50%, 9/1/18	100	109
5.40%, 11/1/24	150	182
3.05%, 6/1/31	950	975

Entergy Texas, Inc., 7.13%, 2/1/19	250	280

Eversource Energy, 2.80%, 5/1/23	105	107
3.15%, 1/15/25	100	104

Exelon Corp., 5.63%, 6/15/35	75	90

Florida Power & Light Co., 5.55%, 11/1/17	225	236
5.65%, 2/1/37	335	439
5.95%, 2/1/38	150	206
5.96%, 4/1/39	250	344

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Utilities – 2.0% – continued
5.69%, 3/1/40	$400	$541
4.13%, 2/1/42	250	281
4.05%, 6/1/42	100	111

Georgia Power Co., 4.25%, 12/1/19	500	541
2.40%, 4/1/21	75	77
2.85%, 5/15/22	100	105
5.40%, 6/1/40	250	306
4.30%, 3/15/42	60	65
4.30%, 3/15/43	100	109

Great Plains Energy, Inc., 5.29%, 6/15/22 (4)	220	246

Interstate Power & Light Co., 4.70%, 10/15/43	50	58

Kansas City Power & Light Co., 3.15%, 3/15/23	500	509
5.30%, 10/1/41	50	58

KeySpan Corp., 5.80%, 4/1/35	425	517

Louisville Gas & Electric Co., 4.38%, 10/1/45	475	544

MidAmerican Energy Co., 5.30%, 3/15/18	500	529
3.50%, 10/15/24	100	109
4.80%, 9/15/43	100	122
4.40%, 10/15/44	150	175

Midamerican Funding LLC, 6.93%, 3/1/29	50	70

Mississippi Power Co., 4.25%, 3/15/42	355	332

National Fuel Gas Co., 4.90%, 12/1/21	150	162
3.75%, 3/1/23	250	253

Nevada Power Co., 6.65%, 4/1/36	100	140
6.75%, 7/1/37	1,000	1,418
5.45%, 5/15/41	35	44

NextEra Energy Capital Holdings, Inc., 6.65%, 6/15/67 (1)	25	21

NiSource Finance Corp., 5.45%, 9/15/20	200	225
5.95%, 6/15/41	100	125
5.25%, 2/15/43	100	119

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Utilities – 2.0% – continued
4.80%, 2/15/44	$80	$90

Northern States Power Co., 5.25%, 3/1/18	125	132
6.25%, 6/1/36	100	139
5.35%, 11/1/39	1,065	1,378

NSTAR Electric Co., 2.38%, 10/15/22	100	102

Oglethorpe Power Corp., 5.38%, 11/1/40	150	180
4.20%, 12/1/42	50	52
4.55%, 6/1/44	260	287

Ohio Power Co., 6.60%, 2/15/33	100	130

Oklahoma Gas & Electric Co., 4.55%, 3/15/44	65	74

Oncor Electric Delivery Co. LLC, 6.80%, 9/1/18	225	247
4.10%, 6/1/22	250	276
7.25%, 1/15/33	200	289
7.50%, 9/1/38	145	225

Pacific Gas & Electric Co., 5.63%, 11/30/17	660	693
4.25%, 5/15/21	432	476
3.25%, 9/15/21	45	48
2.45%, 8/15/22	100	103
3.75%, 2/15/24	1,000	1,095
6.05%, 3/1/34	550	733
5.80%, 3/1/37	100	132
5.40%, 1/15/40	160	203
3.75%, 8/15/42	50	51
4.60%, 6/15/43	125	145
4.30%, 3/15/45	250	280

PacifiCorp, 2.95%, 2/1/22	100	105
5.25%, 6/15/35	50	61
6.10%, 8/1/36	200	269
6.25%, 10/15/37	275	381
6.00%, 1/15/39	60	82

PECO Energy Co., 5.35%, 3/1/18	25	26
4.80%, 10/15/43	100	122

Potomac Electric Power Co., 3.60%, 3/15/24	150	162

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Utilities – 2.0% – continued

PPL Capital Funding, Inc., 4.20%, 6/15/22	$50	$55
3.50%, 12/1/22	35	37
5.00%, 3/15/44	100	113

PPL Electric Utilities Corp., 3.00%, 9/15/21	500	529
2.50%, 9/1/22	50	51
6.25%, 5/15/39	275	383
5.20%, 7/15/41	35	44
4.13%, 6/15/44	100	110

Progress Energy, Inc., 7.75%, 3/1/31	50	71

PSEG Power LLC, 2.45%, 11/15/18	35	36
3.00%, 6/15/21	315	324

Public Service Co. of Colorado, 3.20%, 11/15/20	1,000	1,056
2.25%, 9/15/22	100	102
2.50%, 3/15/23	150	153

Public Service Co. of Oklahoma, 4.40%, 2/1/21	50	55
6.63%, 11/15/37	125	166

Public Service Electric & Gas Co., 5.30%, 5/1/18	575	612
2.30%, 9/15/18	165	169
3.00%, 5/15/25	500	529
5.38%, 11/1/39	250	321
3.95%, 5/1/42	50	55
3.65%, 9/1/42	30	32

Puget Energy, Inc., 3.65%, 5/15/25	500	520

Puget Sound Energy, Inc., 5.48%, 6/1/35	25	31
6.27%, 3/15/37	75	102
5.80%, 3/15/40	250	335
5.64%, 4/15/41	80	104

San Diego Gas & Electric Co., 3.00%, 8/15/21	65	69
3.60%, 9/1/23	200	220
6.13%, 9/15/37	50	69
4.50%, 8/15/40	150	175
3.95%, 11/15/41	100	109
4.30%, 4/1/42	150	172

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Utilities – 2.0% – continued

SCANA Corp., 4.75%, 5/15/21	$75	$81
4.13%, 2/1/22	135	141

Sempra Energy, 6.15%, 6/15/18	400	430
2.40%, 3/15/20	250	255
2.88%, 10/1/22	60	62
6.00%, 10/15/39	250	320

Sierra Pacific Power Co., 3.38%, 8/15/23	160	171

South Carolina Electric & Gas Co., 5.25%, 11/1/18	116	125
6.05%, 1/15/38	265	346
4.35%, 2/1/42	115	126
5.10%, 6/1/65	50	59

Southern (The) Co., 2.45%, 9/1/18	35	36
2.35%, 7/1/21	2,000	2,038
3.25%, 7/1/26	1,000	1,036

Southern California Edison Co., 5.50%, 8/15/18	100	108
3.88%, 6/1/21	150	164
2.40%, 2/1/22	180	185
6.65%, 4/1/29	300	398
6.00%, 1/15/34	100	132
5.35%, 7/15/35	586	731
5.55%, 1/15/37	275	355
5.95%, 2/1/38	100	136
6.05%, 3/15/39	50	69
5.50%, 3/15/40	150	196
3.90%, 3/15/43	150	163

Southern California Gas Co., 5.75%, 11/15/35	150	197
3.75%, 9/15/42	575	611

Southern Co. Gas Capital Corp., 3.50%, 9/15/21	1,150	1,214
5.88%, 3/15/41	100	125

Southern Power Co., 2.38%, 6/1/20	155	158
5.25%, 7/15/43	60	65

Southwestern Electric Power Co., 5.88%, 3/1/18	400	423
3.55%, 2/15/22	150	160

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Utilities – 2.0% – continued
2.75%, 10/1/26	$130	$130
6.20%, 3/15/40	200	257

Southwestern Public Service Co., 6.00%, 10/1/36	100	127

Tampa Electric Co., 2.60%, 9/15/22	220	226
4.10%, 6/15/42	50	53

Union Electric Co., 3.90%, 9/15/42	50	54

Virginia Electric & Power Co., 1.20%, 1/15/18	75	75
5.40%, 4/30/18	425	452
2.95%, 1/15/22	95	100
6.00%, 1/15/36	37	49
6.00%, 5/15/37	15	20
8.88%, 11/15/38	300	508
4.65%, 8/15/43	150	176
4.45%, 2/15/44	75	86

Westar Energy, Inc., 4.13%, 3/1/42	215	238
4.10%, 4/1/43	60	65
4.63%, 9/1/43	150	174

Western Massachusetts Electric Co., 3.50%, 9/15/21	85	90

Wisconsin Electric Power Co., 5.70%, 12/1/36	150	195

Wisconsin Power & Light Co., 2.25%, 11/15/22	300	303
4.10%, 10/15/44	100	110

Xcel Energy, Inc., 4.70%, 5/15/20	100	109
6.50%, 7/1/36	100	136
		60,275

Waste & Environment Services & Equipment – 0.1%

Republic Services, Inc., 3.80%, 5/15/18	165	171
5.50%, 9/15/19	220	244
5.00%, 3/1/20	400	440
5.25%, 11/15/21	500	577
3.55%, 6/1/22	100	108
3.20%, 3/15/25	290	304

Waste Management, Inc., 6.10%, 3/15/18	250	267

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Waste & Environment Services & Equipment – 0.1% – continued
2.90%, 9/15/22	$110	$115
3.90%, 3/1/35	125	133
4.10%, 3/1/45	500	548
		2,907

Wireless Telecommunications Services – 0.9%

Ameritech Capital Funding Corp., 6.45%, 1/15/18	50	53

AT&T, Inc., 1.75%, 1/15/18	55	55
2.80%, 2/17/21	815	839
4.45%, 5/15/21	625	687
3.90%, 3/11/24	760	814
4.45%, 4/1/24	1,550	1,704
3.40%, 5/15/25	2,025	2,080
6.35%, 3/15/40	45	57
6.00%, 8/15/40	1,095	1,312
5.35%, 9/1/40	333	373
6.38%, 3/1/41	940	1,178
4.80%, 6/15/44	250	262
4.50%, 3/9/48 (8)	1,786	1,795

New Cingular Wireless Services, Inc., 8.75%, 3/1/31	400	615

Verizon Communications, Inc., 4.50%, 9/15/20	500	549
4.60%, 4/1/21	225	250
3.00%, 11/1/21	365	382
3.50%, 11/1/21	15	16
5.15%, 9/15/23	3,750	4,368
2.63%, 8/15/26	250	245
6.40%, 9/15/33	1,065	1,380
5.05%, 3/15/34	35	39
4.40%, 11/1/34	85	90
6.25%, 4/1/37	810	1,026
6.40%, 2/15/38	865	1,105
7.35%, 4/1/39	1,005	1,414
6.00%, 4/1/41	445	561
4.86%, 8/21/46	245	274
5.01%, 8/21/54	900	994
4.67%, 3/15/55	1,065	1,120
		25,637

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 22.2% – continued

Wireline Telecommunications Services – 0.1%

Pacific Bell Telephone Co., 7.13%, 3/15/26	$1,390	$1,798

Qwest Corp., 6.88%, 9/15/33	98	97
		1,895
Total Corporate Bonds
(Cost $616,033)		654,676

FOREIGN ISSUER BONDS – 7.9%

Advertising & Marketing – 0.0%

WPP Finance 2010, 3.63%, 9/7/22	100	107

Banks – 0.9%

Australia & New Zealand Banking Group Ltd., 2.25%, 6/13/19	500	508
2.30%, 6/1/21	250	254

Barclays Bank PLC, 5.14%, 10/14/20	500	541

BPCE S.A., 2.50%, 7/15/19	500	510
2.65%, 2/3/21	250	258
4.00%, 4/15/24	250	274

Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	150	150

Commonwealth Bank of Australia, 2.50%, 9/20/18	250	255
2.25%, 3/13/19	250	254
2.30%, 3/12/20	1,000	1,017

Cooperatieve Rabobank U.A., 1.70%, 3/19/18	125	126
1.38%, 8/9/19	500	497
4.50%, 1/11/21	1,000	1,106
3.88%, 2/8/22	750	821
3.95%, 11/9/22	250	262
3.38%, 5/21/25	500	530
5.75%, 12/1/43	250	299

Credit Suisse A.G., 6.00%, 2/15/18	250	263
1.70%, 4/27/18	500	500
5.30%, 8/13/19	1,000	1,095
5.40%, 1/14/20	500	547
3.00%, 10/29/21	250	257

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Banks – 0.9% – continued
3.63%, 9/9/24	$750	$783

Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26 (8)	400	420
4.88%, 5/15/45	500	528

Deutsche Bank A.G., 2.50%, 2/13/19	250	243

Lloyds Bank PLC, 2.00%, 8/17/18	750	753
2.35%, 9/5/19	750	760

National Australia Bank Ltd., 1.88%, 7/23/18	250	252
2.00%, 1/14/19	500	505

National Bank of Canada, 1.45%, 11/7/17	250	250

Santander UK PLC, 3.05%, 8/23/18	200	205
2.50%, 3/14/19	90	91
2.38%, 3/16/20	750	757
4.00%, 3/13/24	250	273

Skandinaviska Enskilda Banken AB, 1.88%, 9/13/21	230	228

Sumitomo Mitsui Banking Corp., 2.50%, 7/19/18	250	254
2.25%, 7/11/19	785	794
2.45%, 1/16/20	510	519
3.00%, 1/18/23	210	215
3.65%, 7/23/25	500	540

Svenska Handelsbanken AB, 1.63%, 3/21/18	900	903
2.50%, 1/25/19	250	256
2.45%, 3/30/21	250	256
1.88%, 9/7/21	275	274

Toronto-Dominion Bank (The), 1.40%, 4/30/18	165	165
1.75%, 7/23/18	370	372
2.63%, 9/10/18	200	205
2.25%, 11/5/19	270	275

UBS A.G., 2.38%, 8/14/19	2,000	2,040
4.88%, 8/4/20	400	445

Westpac Banking Corp., 1.50%, 12/1/17	450	451
2.25%, 7/30/18	250	254

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Banks – 0.9% – continued
2.25%, 1/17/19	$250	$254
4.88%, 11/19/19	250	274
2.30%, 5/26/20	350	356
2.10%, 5/13/21	365	367
2.00%, 8/19/21	250	250
		26,091

Chemicals – 0.2%

Agrium, Inc., 3.15%, 10/1/22	200	208
3.38%, 3/15/25	1,135	1,169
7.13%, 5/23/36	100	130
6.13%, 1/15/41	100	120
5.25%, 1/15/45	250	278

LYB International Finance B.V., 4.00%, 7/15/23	185	201
5.25%, 7/15/43	565	642

LyondellBasell Industries N.V., 5.00%, 4/15/19	1,500	1,610
4.63%, 2/26/55	35	35

Potash Corp. of Saskatchewan, Inc., 4.88%, 3/30/20	100	110
3.00%, 4/1/25	180	181
5.88%, 12/1/36	50	60
5.63%, 12/1/40	250	298
		5,042

Commercial Finance – 0.0%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.95%, 2/1/22	250	256

Communications Equipment – 0.0%

Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	150	161

Diversified Banks – 0.7%

Bank of Montreal, 1.45%, 4/9/18	250	250
1.80%, 7/31/18	550	554
2.38%, 1/25/19	35	36
1.50%, 7/18/19	335	334
2.55%, 11/6/22	300	307

Bank of Nova Scotia (The), 1.38%, 12/18/17	250	250
2.05%, 6/5/19	700	710

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Diversified Banks – 0.7% – continued
2.13%, 9/11/19	$225	$229
1.85%, 4/14/20	200	202
4.38%, 1/13/21	250	275
2.45%, 3/22/21	735	753
1.88%, 4/26/21	387	390

Barclays PLC, 3.25%, 1/12/21	1,000	1,016
3.20%, 8/10/21	725	729
3.65%, 3/16/25	700	691
5.25%, 8/17/45	200	224

BNP Paribas S.A., 2.45%, 3/17/19	110	112
5.00%, 1/15/21	1,000	1,119
3.25%, 3/3/23	250	262

HSBC Holdings PLC, 5.10%, 4/5/21	1,100	1,216
2.95%, 5/25/21	1,600	1,623
4.88%, 1/14/22	500	553
4.00%, 3/30/22	500	533
6.50%, 9/15/37	300	384
6.80%, 6/1/38	150	198
5.25%, 3/14/44	1,000	1,125

Mitsubishi UFJ Financial Group, Inc., 2.19%, 9/13/21	820	818

Mizuho Financial Group, Inc., 2.27%, 9/13/21	470	469

Royal Bank of Canada, 1.40%, 10/13/17	500	500
2.20%, 7/27/18	350	355
1.80%, 7/30/18	250	252
2.00%, 10/1/18	320	324
2.15%, 3/15/19	500	508
1.63%, 4/15/19	250	251
2.20%, 9/23/19	275	280
1.88%, 2/5/20	325	328
2.15%, 3/6/20	500	507
2.10%, 10/14/20	250	254
2.50%, 1/19/21	200	206
2.30%, 3/22/21	250	257

Societe Generale S.A., 2.75%, 10/12/17	250	253

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Diversified Banks – 0.7% – continued
2.63%, 10/1/18	$250	$255

Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	495	491
		20,383

Electrical Equipment Manufacturing – 0.0%

Tyco Electronics Group S.A., 6.55%, 10/1/17	50	52
3.50%, 2/3/22	125	133
7.13%, 10/1/37	50	71
		256

Exploration & Production – 0.2%

Burlington Resources Finance Co., 7.20%, 8/15/31	320	417
7.40%, 12/1/31	120	159

Canadian Natural Resources Ltd., 1.75%, 1/15/18	80	80
3.45%, 11/15/21	1,425	1,467
3.80%, 4/15/24	175	174
7.20%, 1/15/32	15	17
6.45%, 6/30/33	135	153
6.75%, 2/1/39	200	229

CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	250	253

ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	220	262

Encana Corp., 6.63%, 8/15/37	180	189

Nexen Energy ULC, 6.20%, 7/30/19	215	239
7.88%, 3/15/32	75	110
5.88%, 3/10/35	210	260
6.40%, 5/15/37	390	520
		4,529

Financial Services – 0.1%

GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	500	541
4.42%, 11/15/35	3,000	3,367

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Financial Services – 0.1% – continued

Invesco Finance PLC, 4.00%, 1/30/24	$100	$110

Nomura Holdings, Inc., 6.70%, 3/4/20	386	444
		4,462

Food & Beverage – 0.0%

Diageo Capital PLC, 5.75%, 10/23/17	850	890
1.13%, 4/29/18	275	275
3.88%, 4/29/43	175	184
		1,349

Government Agencies – 0.1%

Japan Bank for International Cooperation, 1.75%, 11/13/18	500	503
1.75%, 5/29/19	1,000	1,006
1.88%, 4/20/21	800	808
		2,317

Government Development Banks – 0.8%

Export Development Canada, 1.50%, 10/3/18	250	253
1.50%, 5/26/21	1,000	1,006

Export-Import Bank of Korea, 4.00%, 1/29/21	1,000	1,091
2.63%, 5/26/26	1,000	1,032

KFW, 0.88%, 12/15/17	2,000	2,000
4.38%, 3/15/18	375	394
1.88%, 4/1/19	1,000	1,020
1.75%, 10/15/19	1,000	1,017
4.00%, 1/27/20	1,500	1,635
1.88%, 6/30/20	3,000	3,063
2.75%, 9/8/20	500	528
2.75%, 10/1/20	1,000	1,057
2.63%, 1/25/22	900	953
2.00%, 10/4/22	250	257
2.13%, 1/17/23	1,000	1,033
2.00%, 5/2/25	1,500	1,528
0.00%, 4/18/36 (9)	500	306

Korea Development Bank (The), 3.00%, 3/17/19	200	207
3.00%, 9/14/22	215	228

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Government Development Banks – 0.8% – continued

Landwirtschaftliche Rentenbank, 1.00%, 4/4/18	$500	$501
1.88%, 9/17/18	200	204
1.38%, 10/23/19	140	141
2.38%, 6/10/25	1,000	1,048

Oesterreichische Kontrollbank A.G., 1.63%, 3/12/19	300	303
1.13%, 4/26/19	350	350
2.38%, 10/1/21	1,000	1,043

Svensk Exportkredit AB, 1.88%, 6/23/20	500	508
1.75%, 3/10/21	500	506
		23,212

Government Local – 0.0%

Japan Finance Organization for Municipalities, 4.00%, 1/13/21	500	545

Government Regional – 0.3%

Hydro-Quebec, 9.40%, 2/1/21	200	259

Province of British Columbia Canada, 2.65%, 9/22/21	150	158
2.00%, 10/23/22	300	305
7.25%, 9/1/36	175	287

Province of Manitoba Canada, 1.75%, 5/30/19	100	101
9.25%, 4/1/20	150	186
2.10%, 9/6/22	100	103

Province of Nova Scotia Canada, 8.25%, 7/30/22	350	458

Province of Ontario Canada, 1.10%, 10/25/17	625	626
1.20%, 2/14/18	250	251
1.65%, 9/27/19	250	252
4.00%, 10/7/19	835	900
4.40%, 4/14/20	500	551
2.45%, 6/29/22	500	519
2.50%, 4/27/26	500	515

Province of Quebec Canada, 4.63%, 5/14/18	350	370
2.75%, 8/25/21	100	105
2.63%, 2/13/23	875	916
7.50%, 7/15/23	300	396

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Government Regional – 0.3% – continued
7.13%, 2/9/24	$100	$132
2.88%, 10/16/24	250	265
7.50%, 9/15/29	375	564

Province of Saskatchewan Canada, 8.50%, 7/15/22	200	267
		8,486

Hardware – 0.0%

Seagate HDD Cayman, 4.88%, 6/1/27	370	328
5.75%, 12/1/34	142	118
		446

Integrated Oils – 0.9%

BP Capital Markets PLC, 4.75%, 3/10/19	155	167
2.52%, 1/15/20	290	298
2.50%, 11/6/22	1,035	1,045
2.75%, 5/10/23	1,140	1,159
3.99%, 9/26/23	120	131
3.81%, 2/10/24	540	583
3.54%, 11/4/24	650	691

CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	300	324

Ecopetrol S.A., 4.13%, 1/16/25	1,000	971

Husky Energy, Inc., 6.15%, 6/15/19	50	55
7.25%, 12/15/19	10	12
4.00%, 4/15/24	100	104

Petro-Canada, 6.05%, 5/15/18	50	53
5.95%, 5/15/35	430	514
6.80%, 5/15/38	130	171

Petroleos Mexicanos, 3.50%, 7/18/18	85	87
3.50%, 7/23/20	2,900	2,920
5.50%, 1/21/21	570	603
4.88%, 1/24/22	4,000	4,080
3.50%, 1/30/23	75	71
6.63%, 6/15/35	200	204
6.50%, 6/2/41	190	185
5.63%, 1/23/46	1,000	872

Shell International Finance B.V., 1.38%, 5/10/19	745	743

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Integrated Oils – 0.9% – continued
2.13%, 5/11/20	$280	$284
2.38%, 8/21/22	1,140	1,159
2.25%, 1/6/23	560	558
3.25%, 5/11/25	60	63
2.88%, 5/10/26	80	81
6.38%, 12/15/38	870	1,183
3.63%, 8/21/42	200	193
4.38%, 5/11/45	450	486

Statoil ASA, 5.25%, 4/15/19	415	454
2.75%, 11/10/21	895	933
7.75%, 6/15/23	100	131
3.70%, 3/1/24	115	125
3.25%, 11/10/24	125	133
7.15%, 1/15/29	250	345
4.25%, 11/23/41	350	373

Suncor Energy, Inc., 6.10%, 6/1/18	480	516
7.15%, 2/1/32	200	258
5.95%, 12/1/34	50	61

Total Capital International S.A., 2.10%, 6/19/19	1,000	1,020
2.75%, 6/19/21	325	340
2.88%, 2/17/22	490	514
3.70%, 1/15/24	125	137
		25,390

Internet Media – 0.0%

Baidu, Inc., 3.25%, 8/6/18	210	215
3.50%, 11/28/22	200	211
		426

Life Insurance – 0.0%

AXA S.A., 8.60%, 12/15/30	75	106

Machinery Manufacturing – 0.0%

Ingersoll-Rand Luxembourg Finance S.A., 4.65%, 11/1/44	35	38

Medical Equipment & Devices Manufacturing – 0.0%

Covidien International Finance S.A., 6.00%, 10/15/17	800	839

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Medical Equipment & Devices Manufacturing – 0.0% – continued

Koninklijke Philips N.V., 3.75%, 3/15/22	$250	$270
6.88%, 3/11/38	225	298
5.00%, 3/15/42	100	111
		1,518

Metals & Mining – 0.1%

Barrick Gold Corp., 4.10%, 5/1/23	93	100

BHP Billiton Finance USA Ltd., 2.05%, 9/30/18	200	203
6.50%, 4/1/19	200	224
3.25%, 11/21/21	250	268
4.13%, 2/24/42	600	623

Goldcorp, Inc., 2.13%, 3/15/18	200	201

Rio Tinto Alcan, Inc., 6.13%, 12/15/33	100	116
5.75%, 6/1/35	100	111

Rio Tinto Finance USA Ltd., 9.00%, 5/1/19	575	679

Rio Tinto Finance USA PLC, 2.88%, 8/21/22	1,138	1,195
4.75%, 3/22/42	150	167
4.13%, 8/21/42	300	309

Vale Overseas Ltd., 4.38%, 1/11/22	155	153
		4,349

Pharmaceuticals – 0.4%

Actavis Funding SCS, 2.45%, 6/15/19	125	128
3.00%, 3/12/20	1,500	1,549
3.80%, 3/15/25	1,180	1,249
4.85%, 6/15/44	870	957
4.75%, 3/15/45	360	394

AstraZeneca PLC, 1.95%, 9/18/19	225	228
2.38%, 11/16/20	300	309
6.45%, 9/15/37	450	627
4.00%, 9/18/42	250	260

Mylan N.V., 3.15%, 6/15/21 (8)	1,250	1,273
3.95%, 6/15/26 (8)	285	287

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Pharmaceuticals – 0.4% – continued

Novartis Securities Investment Ltd., 5.13%, 2/10/19	$850	$926

Perrigo Finance Unlimited Co., 3.50%, 3/15/21	250	259

Sanofi, 1.25%, 4/10/18	40	40
4.00%, 3/29/21	500	550

Teva Pharmaceutical Finance Co. B.V., 3.65%, 11/10/21	156	166

Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/21	210	223

Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	1,540	1,534
		10,959

Pipeline – 0.1%

Enbridge, Inc., 4.00%, 10/1/23	150	154
4.50%, 6/10/44	40	37

TransCanada PipeLines Ltd., 3.13%, 1/15/19	235	242
9.88%, 1/1/21	175	227
5.85%, 3/15/36	200	244
6.20%, 10/15/37	840	1,072
6.35%, 5/15/67 (1)	100	79
		2,055

Property & Casualty Insurance – 0.1%

Aon PLC, 4.25%, 12/12/42	450	451

Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	270	287

Endurance Specialty Holdings Ltd., 7.00%, 7/15/34	100	124

Trinity Acquisition PLC, 6.13%, 8/15/43	75	86

Willis Group Holdings PLC, 5.75%, 3/15/21	450	507

XLIT Ltd., 4.45%, 3/31/25	210	213
6.25%, 5/15/27	50	60
5.25%, 12/15/43	250	274
		2,002

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Publishing & Broadcasting – 0.0%

Grupo Televisa S.A.B., 6.63%, 1/15/40	$570	$650

Railroad – 0.1%

Canadian National Railway Co., 5.55%, 3/1/19	500	549
2.85%, 12/15/21	85	89
2.75%, 3/1/26	250	260
6.90%, 7/15/28	25	36
6.25%, 8/1/34	15	21
6.20%, 6/1/36	40	55
6.38%, 11/15/37	20	28
3.50%, 11/15/42	150	153

Canadian Pacific Railway Co., 6.50%, 5/15/18	50	54
5.95%, 5/15/37	710	890
		2,135

Software & Services – 0.0%

Thomson Reuters Corp., 3.95%, 9/30/21	200	214
5.50%, 8/15/35	150	173
5.65%, 11/23/43	285	336
		723

Sovereigns – 0.9%

Canada Government International Bond, 1.63%, 2/27/19	165	168

Chile Government International Bond, 3.25%, 9/14/21	400	428
3.13%, 1/21/26	500	531
3.63%, 10/30/42	200	213

Colombia Government International Bond, 7.38%, 3/18/19	250	282
4.38%, 7/12/21	1,000	1,083
4.50%, 1/28/26	500	551
7.38%, 9/18/37	350	472
6.13%, 1/18/41	250	302
5.63%, 2/26/44	500	579
5.00%, 6/15/45	500	541

Israel Government International Bond, 5.13%, 3/26/19	250	273
4.00%, 6/30/22	250	278
4.50%, 1/30/43	200	228

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Sovereigns – 0.9% – continued

Italy Government International Bond, 5.38%, 6/15/33	$175	$213

Korea International Bond, 7.13%, 4/16/19	150	172
3.88%, 9/11/23	200	228

Mexico Government International Bond, 5.95%, 3/19/19	500	555
5.13%, 1/15/20	1,360	1,512
3.50%, 1/21/21	1,000	1,063
4.00%, 10/2/23	150	160
7.50%, 4/8/33	100	142
6.75%, 9/27/34	750	992
6.05%, 1/11/40	820	998
4.75%, 3/8/44	1,000	1,036
5.55%, 1/21/45	500	579
4.60%, 1/23/46	500	507
4.35%, 1/15/47	500	491

Panama Government International Bond, 4.00%, 9/22/24	575	629
3.75%, 3/16/25	500	539
6.70%, 1/26/36	550	751

Peruvian Government International Bond, 7.35%, 7/21/25	500	693
6.55%, 3/14/37	500	706
5.63%, 11/18/50	600	793

Philippine Government International Bond, 4.20%, 1/21/24	1,000	1,138
10.60%, 3/16/25	500	815
5.50%, 3/30/26	200	252
7.75%, 1/14/31	500	779
6.38%, 10/23/34	500	727
5.00%, 1/13/37	500	645

Poland Government International Bond, 6.38%, 7/15/19	400	450
5.13%, 4/21/21	150	170
3.00%, 3/17/23	1,000	1,040
4.00%, 1/22/24	150	166

South Africa Government International Bond, 6.88%, 5/27/19	275	308
5.38%, 7/24/44	500	543

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Sovereigns – 0.9% – continued

Uruguay Government International Bond, 7.63%, 3/21/36	$250	$353
4.13%, 11/20/45	400	375
		26,449

Supermarkets & Pharmacies – 0.0%

Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	400	484

Supranationals – 1.6%

African Development Bank, 0.88%, 3/15/18	250	250
1.13%, 3/4/19	165	165
1.00%, 5/15/19	1,000	997
1.13%, 9/20/19	375	375
1.25%, 7/26/21	500	497

Asian Development Bank, 0.88%, 4/26/18	395	395
1.13%, 6/5/18	1,000	1,003
5.59%, 7/16/18	50	54
1.75%, 9/11/18	150	152
1.38%, 1/15/19	250	252
1.75%, 3/21/19	1,500	1,525
1.88%, 4/12/19	150	153
1.50%, 1/22/20	250	253
1.38%, 3/23/20	250	252
2.13%, 11/24/21	100	103
2.00%, 4/24/26	1,000	1,014

Corp. Andina de Fomento, 4.38%, 6/15/22	613	680

Council Of Europe Development Bank, 1.75%, 11/14/19	1,000	1,017

European Bank for Reconstruction & Development, 1.00%, 6/15/18	150	150
1.75%, 6/14/19	200	203
1.75%, 11/26/19	1,000	1,017
1.50%, 3/16/20	250	253
1.13%, 8/24/20	500	499

European Investment Bank, 1.00%, 12/15/17	2,000	2,002
1.00%, 3/15/18	2,000	2,001
1.25%, 5/15/18	2,500	2,511
1.00%, 6/15/18	1,650	1,650
1.63%, 12/18/18	400	405

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Supranationals – 1.6% – continued
1.88%, 3/15/19	$250	$255
1.63%, 3/16/20	250	253
2.50%, 4/15/21	1,500	1,573
2.13%, 10/15/21	200	206
3.25%, 1/29/24	250	278
2.50%, 10/15/24	1,000	1,056
2.13%, 4/13/26	1,500	1,533
4.88%, 2/15/36	200	277

Inter-American Development Bank, 0.88%, 3/15/18	500	500
1.75%, 8/24/18	250	254
4.25%, 9/10/18	400	425
1.13%, 9/12/19	200	200
3.88%, 9/17/19	600	647
1.75%, 10/15/19	1,000	1,017
3.88%, 2/14/20	500	543
1.88%, 6/16/20	1,000	1,023
1.88%, 3/15/21	250	256
1.25%, 9/14/21	550	548
3.00%, 2/21/24	150	164
2.13%, 1/15/25	500	515
2.00%, 6/2/26	1,000	1,018
3.88%, 10/28/41	200	245

International Bank for Reconstruction & Development, 1.00%, 6/15/18	2,000	2,004
1.88%, 3/15/19	2,500	2,554
1.38%, 3/30/20	1,500	1,510
2.25%, 6/24/21	500	520
1.38%, 9/20/21	2,000	2,002
1.63%, 2/10/22	1,000	1,011
2.50%, 11/25/24	600	633
2.13%, 3/3/25	700	720
2.50%, 7/29/25	500	530
4.75%, 2/15/35	25	33

International Finance Corp., 0.88%, 6/15/18	500	500
1.25%, 7/16/18	1,000	1,006
1.75%, 9/16/19	250	254
1.13%, 7/20/21	1,000	990

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Supranationals – 1.6% – continued

Nordic Investment Bank, 1.88%, 6/14/19	$200	$204
1.50%, 9/29/20	200	202
		47,287

Travel & Lodging – 0.0%

Carnival Corp., 3.95%, 10/15/20	250	270

Winding Up Agencies – 0.0%

FMS Wertmanagement AoeR, 1.63%, 11/20/18	300	304

Wireless Telecommunications Services – 0.2%

America Movil S.A.B. de C.V., 3.13%, 7/16/22	295	302
6.13%, 11/15/37	505	604

Rogers Communications, Inc., 6.80%, 8/15/18	700	767
3.00%, 3/15/23	80	83
4.50%, 3/15/43	45	49
5.45%, 10/1/43	130	160

Vodafone Group PLC, 2.95%, 2/19/23	1,290	1,325
7.88%, 2/15/30	170	236
6.25%, 11/30/32	970	1,189
6.15%, 2/27/37	135	163
		4,878

Wireline Telecommunications Services – 0.2%

British Telecommunications PLC, 5.95%, 1/15/18	575	608
2.35%, 2/14/19	150	153
9.38%, 12/15/30	100	162

Deutsche Telekom International Finance B.V., 8.75%, 6/15/30	400	622

Orange S.A., 5.38%, 7/8/19	600	663
9.00%, 3/1/31	610	973

Telefonica Emisiones S.A.U., 5.46%, 2/16/21	155	176
4.57%, 4/27/23	1,250	1,390

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9% – continued

Wireline Telecommunications Services – 0.2% – continued
7.05%, 6/20/36	$205	$269

Telefonos de Mexico S.A.B. de C.V., 5.50%, 11/15/19	305	338
		5,354
Total Foreign Issuer Bonds
(Cost $223,679)		233,019

U.S. GOVERNMENT AGENCIES – 30.3% (10)

Fannie Mae – 13.1%

Fannie Mae 1.88%, 9/18/18	1,000	1,020
1.63%, 11/27/18	1,000	1,016
1.88%, 2/19/19	1,000	1,022
1.75%, 6/20/19	1,000	1,021
1.13%, 7/26/19	3,002	2,994
0.88%, 8/2/19	2,000	1,992
1.75%, 9/12/19	1,000	1,022
1.75%, 11/26/19	3,000	3,067
2.63%, 9/6/24	1,000	1,071
2.13%, 4/24/26	1,000	1,018
7.13%, 1/15/30	1,500	2,345
6.63%, 11/15/30	200	304
5.63%, 7/15/37	1,000	1,478

Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A2 2.88%, 5/25/25 (1)	250	264

Fannie Mae-Aces, Series 2009-M1, Class A2 4.29%, 7/25/19	381	407

Fannie Mae-Aces, Series 2011-M2, Class A2 3.65%, 4/25/21	195	210

Fannie Mae-Aces, Series 2011-M5, Class A2 2.94%, 7/25/21	500	528

Fannie Mae-Aces, Series 2011-M7, Class A2 2.58%, 9/25/18	190	193

Fannie Mae-Aces, Series 2012-M8, Class ASQ3 1.80%, 12/25/19	100	101

Fannie Mae-Aces, Series 2012-M9, Class A2 2.48%, 4/25/22	225	234

Fannie Mae-Aces, Series 2013-M14, Class A2 3.33%, 10/25/23 (1)	200	216

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Fannie Mae-Aces, Series 2013-M6, Class 1AC 4.10%, 2/25/43 (1)	$150	$165

Fannie Mae-Aces, Series 2013-M9, Class A2 2.39%, 1/25/23 (1)	150	155

Fannie Mae-Aces, Series 2014-M13, Class A2 3.02%, 8/25/24 (1)	100	107

Fannie Mae-Aces, Series 2014-M3, Class A2 3.50%, 1/25/24 (1)	350	384

Fannie Mae-Aces, Series 2014-M4, Class A2 3.35%, 3/25/24 (1)	545	592

Fannie Mae-Aces, Series 2014-M4, Class ASQ2 1.27%, 1/25/17	4	4

Fannie Mae-Aces, Series 2015-M1, Class A2 2.53%, 9/25/24	150	155

Fannie Mae-Aces, Series 2015-M11, Class A2 2.92%, 4/25/25 (1)	500	530

Fannie Mae-Aces, Series 2015-M3, Class A2 2.72%, 10/25/24	250	262

Fannie Mae-Aces, Series 2015-M7, Class ASQ2 1.55%, 4/25/18	400	401

Fannie Mae-Aces, Series 2016-M1, Class ASQ2 2.13%, 2/25/21 (1)	500	508

Fannie Mae-Aces, Series 2016-M3, Class A2 2.70%, 2/25/26	100	105

Fannie Mae-Aces, Series 2016-M4, Class A2 2.58%, 3/25/26	100	104

Fannie Mae-Aces, Series 2016-M5, Class A2 2.47%, 4/25/26	250	257

Fannie Mae-Aces, Series 2016-M7, Class AV2 2.16%, 10/25/23	250	254

Fannie Mae-Aces, Series 2016-M9, Class A2 2.29%, 6/25/26	100	101

Pool #255376 6.00%, 8/1/19	22	23

Pool #256792 6.50%, 6/1/22	49	54

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #256925 6.00%, 10/1/37	$38	$44

Pool #256959 6.00%, 11/1/37	180	207

Pool #256985 7.00%, 11/1/37	53	60

Pool #257042 6.50%, 1/1/38	375	454

Pool #257106 4.50%, 1/1/28	9	10

Pool #257237 4.50%, 6/1/28	52	57

Pool #257243 7.00%, 6/1/38	200	231

Pool #357630 5.00%, 10/1/19	17	17

Pool #707791 5.00%, 6/1/33	202	226

Pool #709239 5.00%, 7/1/18	82	84

Pool #725185 5.00%, 2/1/19	21	22

Pool #725425 5.50%, 4/1/34	69	78

Pool #730811 4.50%, 8/1/33	126	139

Pool #735222 5.00%, 2/1/35	41	46

Pool #735358 5.50%, 2/1/35	172	195

Pool #735502 6.00%, 4/1/35	24	28

Pool #737853 5.00%, 9/1/33	351	392

Pool #745336 5.00%, 3/1/36	870	968

Pool #745418 5.50%, 4/1/36	66	74

Pool #745754 5.00%, 9/1/34	468	526

Pool #745826 6.00%, 7/1/36	226	260

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #746272 4.00%, 10/1/18	$55	$57

Pool #747383 5.50%, 10/1/33	186	211

Pool #755632 5.00%, 4/1/34	132	147

Pool #772730 5.00%, 4/1/34	167	186

Pool #790406 6.00%, 9/1/34	96	111

Pool #793666 5.50%, 9/1/34	111	126

Pool #796250 5.50%, 11/1/34	63	71

Pool #800471 5.50%, 10/1/34	481	547

Pool #807701 4.50%, 12/1/19	16	16

Pool #811944 4.50%, 1/1/20	25	26

Pool #817795 6.00%, 8/1/36	43	49

Pool #826057 5.00%, 7/1/35	115	130

Pool #826585 5.00%, 8/1/35	201	224

Pool #828523 5.00%, 7/1/35	57	64

Pool #831676 6.50%, 8/1/36	25	30

Pool #832628 5.50%, 9/1/20	35	37

Pool #833067 5.50%, 9/1/35	239	270

Pool #833163 5.00%, 9/1/35	125	139

Pool #840577 5.00%, 10/1/20	19	20

Pool #844909 4.50%, 10/1/20	7	7

Pool #845425 6.00%, 2/1/36	183	209

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #847921 5.50%, 11/1/20	$106	$113

Pool #863759 4.00%, 12/1/20	12	12

Pool #864435 4.50%, 12/1/20	48	50

Pool #868435 6.00%, 4/1/36	242	281

Pool #869710 6.00%, 4/1/36	76	87

Pool #871135 6.00%, 1/1/37	65	75

Pool #880505 6.00%, 8/1/21	10	11

Pool #881818 6.50%, 8/1/36	167	197

Pool #885769 6.00%, 6/1/36	26	30

Pool #885866 6.00%, 6/1/36	82	94

Pool #887111 5.50%, 5/1/20	22	22

Pool #888100 5.50%, 9/1/36	267	304

Pool #888152 5.00%, 5/1/21	46	47

Pool #888205 6.50%, 2/1/37	62	72

Pool #888447 4.00%, 5/1/21	25	26

Pool #889224 5.50%, 1/1/37	322	365

Pool #889390 6.00%, 3/1/23	43	47

Pool #889401 6.00%, 3/1/38	148	170

Pool #889415 6.00%, 5/1/37	632	735

Pool #889579 6.00%, 5/1/38	323	370

Pool #889630 6.50%, 3/1/38	41	49

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #889886 7.00%, 12/1/37	$52	$61

Pool #889970 5.00%, 12/1/36	243	270

Pool #890234 6.00%, 10/1/38	154	179

Pool #890329 4.00%, 4/1/26	3,129	3,341

Pool #890339 5.00%, 9/1/20	112	115

Pool #892536 6.50%, 9/1/36	57	66

Pool #892968 6.50%, 8/1/21	6	6

Pool #893363 5.00%, 6/1/36	80	89

Pool #893366 5.00%, 4/1/35	133	147

Pool #898417 6.00%, 10/1/36	31	36

Pool #899079 5.00%, 3/1/37	82	91

Pool #902414 5.50%, 11/1/36	153	173

Pool #905090 5.50%, 10/1/21	39	41

Pool #906090 5.50%, 1/1/37	164	186

Pool #910147 5.00%, 3/1/22	71	76

Pool #912414 4.50%, 1/1/22	30	30

Pool #915499 5.00%, 3/1/37	143	159

Pool #915870 7.00%, 4/1/37	19	22

Pool #918515 5.00%, 6/1/37	134	149

Pool #923123 5.00%, 4/1/36	10	11

Pool #923166 7.50%, 1/1/37	26	30

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #928261 4.50%, 3/1/36	$102	$112

Pool #928584 6.50%, 8/1/37	349	427

Pool #928909 6.00%, 12/1/37	2	2

Pool #928915 6.00%, 11/1/37	13	15

Pool #930606 4.00%, 2/1/39	774	832

Pool #931195 4.50%, 5/1/24	178	190

Pool #931665 4.50%, 7/1/24	593	639

Pool #932023 5.00%, 1/1/38	131	145

Pool #932741 4.50%, 4/1/40	510	567

Pool #934466 5.50%, 9/1/23	109	118

Pool #940623 5.50%, 8/1/37	58	66

Pool #943388 6.00%, 6/1/37	252	289

Pool #943617 6.00%, 8/1/37	172	198

Pool #945876 5.50%, 8/1/37	22	25

Pool #946527 7.00%, 9/1/37	32	33

Pool #947216 6.00%, 10/1/37	81	94

Pool #949391 5.50%, 8/1/22	9	10

Pool #953018 6.50%, 10/1/37	133	154

Pool #953910 6.00%, 11/1/37	83	95

Pool #955771 6.50%, 10/1/37	98	113

Pool #959604 6.50%, 11/1/37	15	18

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #959880 5.50%, 11/1/37	$47	$53

Pool #962687 5.00%, 4/1/38	174	194

Pool #963735 4.50%, 6/1/23	84	90

Pool #965389 6.00%, 10/1/23	74	79

Pool #966660 6.00%, 12/1/37	2	2

Pool #968037 6.00%, 1/1/38	68	78

Pool #969632 6.50%, 1/1/38	44	52

Pool #970013 4.50%, 6/1/38	145	158

Pool #971734 4.50%, 4/1/37	40	44

Pool #972452 5.50%, 3/1/38	323	365

Pool #975365 5.00%, 6/1/23	52	55

Pool #976963 5.50%, 2/1/38	1,930	2,185

Pool #981704 5.00%, 6/1/23	183	196

Pool #981854 5.50%, 7/1/38	140	159

Pool #984075 4.50%, 6/1/23	50	54

Pool #986760 5.50%, 7/1/38	488	555

Pool #987114 5.50%, 9/1/23	16	16

Pool #987115 5.50%, 9/1/23	18	19

Pool #992472 6.00%, 10/1/38	76	87

Pool #992491 4.50%, 10/1/23	49	52

Pool #993055 5.50%, 12/1/38	43	49

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #995018 5.50%, 6/1/38	$110	$124

Pool #995203 5.00%, 7/1/35	700	786

Pool #995266 5.00%, 12/1/23	461	494

Pool #995737 5.00%, 2/1/38	1,237	1,377

Pool #995879 6.00%, 4/1/39	161	185

Pool #AA0649 5.00%, 12/1/38	415	469

Pool #AA2939 4.50%, 4/1/39	730	814

Pool #AA4482 4.00%, 4/1/39	664	720

Pool #AA4562 4.50%, 9/1/39	700	781

Pool #AA8978 4.50%, 7/1/39	152	167

Pool #AA9357 4.50%, 8/1/39	690	756

Pool #AB1048 4.50%, 5/1/40	924	1,018

Pool #AB2067 3.50%, 1/1/41	1,228	1,310

Pool #AB2092 4.00%, 1/1/41	548	598

Pool #AB2272 4.50%, 2/1/41	859	958

Pool #AB2693 4.50%, 4/1/41	552	615

Pool #AB2768 4.50%, 4/1/41	710	786

Pool #AB3035 5.00%, 5/1/41	1,120	1,247

Pool #AB3246 5.00%, 7/1/41	344	385

Pool #AB4057 4.00%, 12/1/41	2,285	2,463

Pool #AB4293 3.50%, 1/1/42	1,495	1,584

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #AB5049 4.00%, 4/1/42	$2,433	$2,613

Pool #AB6016 3.50%, 8/1/42	1,069	1,131

Pool #AB6293 3.50%, 9/1/27	1,875	1,980

Pool #AB6472 2.00%, 10/1/27	793	809

Pool #AB7076 3.00%, 11/1/42	3,268	3,405

Pool #AB7503 3.00%, 1/1/43	1,523	1,587

Pool #AB7733 3.00%, 1/1/43	2,788	2,904

Pool #AB8787 2.00%, 3/1/28	1,539	1,569

Pool #AB8823 3.00%, 3/1/43	4,936	5,142

Pool #AB9019 3.00%, 4/1/43	1,206	1,259

Pool #AB9136 2.50%, 4/1/43	133	135

Pool #AB9363 3.50%, 5/1/43	3,632	3,863

Pool #AB9990 3.00%, 7/1/33	291	306

Pool #AC2947 5.50%, 9/1/39	540	611

Pool #AC2969 5.00%, 9/1/39	2,468	2,787

Pool #AC3263 4.50%, 9/1/29	282	314

Pool #AC3312 4.50%, 10/1/39	1,290	1,416

Pool #AC4861 4.50%, 11/1/24	451	462

Pool #AC5040 4.00%, 10/1/24	259	267

Pool #AC6118 4.50%, 11/1/39	362	398

Pool #AC6742 4.50%, 1/1/40	1,357	1,506

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #AC8518 5.00%, 12/1/39	$665	$740

Pool #AC9581 5.50%, 1/1/40	1,435	1,641

Pool #AD0119 6.00%, 7/1/38	458	525

Pool #AD0585 4.50%, 12/1/39	651	728

Pool #AD0639 6.00%, 12/1/38	148	169

Pool #AD0969 5.50%, 8/1/37	544	618

Pool #AD5241 4.50%, 7/1/40	534	588

Pool #AD5525 5.00%, 6/1/40	640	720

Pool #AD5556 4.00%, 6/1/25	206	217

Pool #AD7859 5.00%, 6/1/40	378	422

Pool #AE0949 4.00%, 2/1/41	1,461	1,574

Pool #AE0971 4.00%, 5/1/25	160	169

Pool #AE0981 3.50%, 3/1/41	1,128	1,195

Pool #AE1807 4.00%, 10/1/40	1,907	2,053

Pool #AE3873 4.50%, 10/1/40	269	296

Pool #AE5436 4.50%, 10/1/40	358	394

Pool #AE5767 2.92%, 5/1/41 (1)	92	96

Pool #AH0525 4.00%, 12/1/40	1,508	1,620

Pool #AH1295 3.50%, 1/1/26	509	540

Pool #AH2488 3.11%, 2/1/41 (1)	92	96

Pool #AH3226 5.00%, 2/1/41	142	158

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #AH4158 4.00%, 1/1/41	$286	$308

Pool #AH5573 4.00%, 2/1/41	1,218	1,327

Pool #AH5614 3.50%, 2/1/26	559	594

Pool #AH8854 4.50%, 4/1/41	412	453

Pool #AI1247 4.00%, 4/1/26	263	279

Pool #AI3470 4.50%, 6/1/41	625	687

Pool #AI4361 2.85%, 9/1/41 (1)	46	49

Pool #AI4380 3.22%, 11/1/41 (1)	39	41

Pool #AI5603 4.50%, 7/1/41	316	347

Pool #AI7743 4.00%, 8/1/41	442	476

Pool #AI9137 2.50%, 11/1/27	2,091	2,168

Pool #AI9555 4.00%, 9/1/41	798	860

Pool #AI9828 2.86%, 11/1/41 (1)	127	133

Pool #AJ2001 3.00%, 10/1/41 (1)	91	96

Pool #AJ4093 3.50%, 10/1/26	142	150

Pool #AJ4408 4.50%, 10/1/41	182	199

Pool #AJ6086 3.00%, 12/1/26	379	398

Pool #AJ9152 3.50%, 12/1/26	1,780	1,878

Pool #AJ9218 4.00%, 2/1/42	1,091	1,176

Pool #AJ9326 3.50%, 1/1/42	1,633	1,755

Pool #AJ9355 3.00%, 1/1/27	908	955

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #AK4524 4.50%, 3/1/42	$2,938	$3,230

Pool #AK4813 3.50%, 3/1/42	705	746

Pool #AK4945 3.50%, 2/1/42	799	846

Pool #AK7766 2.50%, 3/1/27	1,061	1,100

Pool #AK9444 4.00%, 3/1/42	333	360

Pool #AL0442 5.50%, 6/1/40	154	174

Pool #AL0766 4.00%, 9/1/41	1,716	1,868

Pool #AL1449 4.00%, 1/1/42	1,754	1,890

Pool #AL1849 6.00%, 2/1/39	620	721

Pool #AL1939 3.50%, 6/1/42	1,865	1,989

Pool #AL2243 4.00%, 3/1/42	1,875	2,020

Pool #AL2303 4.50%, 6/1/26	516	537

Pool #AL2326 4.50%, 4/1/42	3,729	4,101

Pool #AL2397 2.70%, 8/1/42 (1)	191	197

Pool #AL2438 3.00%, 9/1/27	2,253	2,376

Pool #AL2893 3.50%, 12/1/42	4,123	4,439

Pool #AL3396 2.50%, 3/1/28	946	983

Pool #AL3950 1.75%, 8/1/43 (1)	94	95

Pool #AL4408 4.50%, 11/1/43	2,413	2,682

Pool #AL4462 2.50%, 6/1/28	1,576	1,634

Pool #AL4908 4.00%, 2/1/44	1,815	1,976

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #AL5167 3.50%, 1/1/34	$493	$525

Pool #AL5254 3.00%, 11/1/27	1,249	1,312

Pool #AL5377 4.00%, 6/1/44	4,496	4,902

Pool #AL5734 3.50%, 9/1/29	1,490	1,591

Pool #AL5785 4.00%, 9/1/44	2,641	2,901

Pool #AL5953 2.79%, 10/1/44 (1)	375	390

Pool #AL6488 3.50%, 8/1/43	921	982

Pool #AL7807 3.00%, 11/1/30	3,580	3,780

Pool #AL8469 3.50%, 4/1/31	672	721

Pool #AL8951 8/1/46 (3)	991	1,034

Pool #AO0752 3.00%, 4/1/42	940	979

Pool #AO0800 3.00%, 4/1/27	809	851

Pool #AO2973 3.50%, 5/1/42	2,033	2,191

Pool #AO4136 3.50%, 6/1/42	1,345	1,424

Pool #AO7970 2.50%, 6/1/27	536	556

Pool #AO8031 3.50%, 7/1/42	3,408	3,609

Pool #AO8629 3.50%, 7/1/42	616	652

Pool #AP6273 3.00%, 10/1/42	966	1,006

Pool #AQ6784 3.50%, 12/1/42	1,217	1,283

Pool #AQ8185 2.50%, 1/1/28	307	319

Pool #AQ8647 3.50%, 12/1/42	1,572	1,665

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #AR1706 2.50%, 1/1/28	$5,099	$5,287

Pool #AR3054 3.00%, 1/1/28	1,214	1,282

Pool #AR3792 3.00%, 2/1/43	910	948

Pool #AR8151 3.00%, 3/1/43	1,603	1,671

Pool #AR9188 2.50%, 3/1/43	196	199

Pool #AR9582 3.00%, 3/1/43	551	577

Pool #AS0018 3.00%, 7/1/43	3,579	3,728

Pool #AS0275 3.00%, 8/1/33	376	395

Pool #AS3600 3.00%, 10/1/29	2,424	2,555

Pool #AS3657 4.50%, 10/1/44	2,721	2,980

Pool #AS4085 4.00%, 12/1/44	927	1,010

Pool #AS4306 3.00%, 1/1/45	1,636	1,702

Pool #AS4458 3.50%, 2/1/45	5,165	5,495

Pool #AS4715 3.00%, 4/1/45	1,365	1,425

Pool #AS5090 2.50%, 6/1/30	569	590

Pool #AS5324 2.50%, 7/1/30	1,280	1,327

Pool #AS5500 3.00%, 7/1/35	620	650

Pool #AS5666 4.00%, 8/1/45	2,389	2,566

Pool #AS5892 3.50%, 10/1/45	2,429	2,563

Pool #AS6192 3.50%, 11/1/45	4,199	4,457

Pool #AS6262 3.50%, 11/1/45	2,667	2,813

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #AS6332 3.50%, 12/1/45	$2,938	$3,099

Pool #AS6398 3.50%, 12/1/45	2,027	2,138

Pool #AS6730 3.50%, 2/1/46	3,899	4,113

Pool #AS6887 2.50%, 3/1/31	1,133	1,176

Pool #AS7149 3.00%, 5/1/46	1,754	1,834

Pool #AS7247 4.00%, 5/1/46	953	1,024

Pool #AS7343 3.00%, 6/1/46	1,095	1,139

Pool #AS7480 2.00%, 7/1/31	293	297

Pool #AS7580 7/1/46 (3)	1,296	1,349

Pool #AS8074 10/1/46 (3)	999	1,039

Pool #AT0666 3.50%, 4/1/43	689	735

Pool #AT2720 3.00%, 5/1/43	1,617	1,690

Pool #AT3164 3.00%, 4/1/43	2,660	2,772

Pool #AT3180 3.00%, 5/1/43	3,161	3,294

Pool #AT5026 3.00%, 5/1/43	2,831	2,949

Pool #AU1657 2.50%, 7/1/28	735	764

Pool #AU1689 3.50%, 8/1/43	3,052	3,260

Pool #AU1808 3.00%, 8/1/43	2,604	2,712

Pool #AU3164 3.00%, 8/1/33	316	335

Pool #AU4336 2.26%, 8/1/43 (1)	444	456

Pool #AU5918 3.00%, 9/1/43	2,401	2,501

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #AU5919 3.50%, 9/1/43	$1,984	$2,100

Pool #AV0691 4.00%, 12/1/43	3,700	4,030

Pool #AV2339 4.00%, 12/1/43	780	850

Pool #AW2472 2.54%, 6/1/44 (1)	531	547

Pool #AW8167 3.50%, 2/1/42	871	922

Pool #AW8595 3.00%, 8/1/29	615	649

Pool #AX2163 3.50%, 11/1/44	1,223	1,290

Pool #AX4413 4.00%, 11/1/44	3,007	3,230

Pool #AX4839 3.50%, 11/1/44	2,232	2,355

Pool #AX6139 4.00%, 11/1/44	3,374	3,644

Pool #AY0544 2.50%, 8/1/27	2,304	2,389

Pool #AY3062 3.00%, 11/1/26	702	739

Pool #AY5580 3.50%, 6/1/45	6,493	6,893

Pool #AY9555 3.00%, 5/1/45	2,372	2,468

Pool #AZ1449 3.00%, 7/1/45	1,476	1,535

Pool #AZ2186 2.44%, 8/1/45 (1)	90	93

Pool #AZ2936 3.00%, 9/1/45	742	772

Pool #AZ2947 4.00%, 9/1/45	2,254	2,422

Pool #AZ4775 3.50%, 10/1/45	1,336	1,409

Pool #AZ5284 2.60%, 7/1/45 (1)	439	453

Pool #BA0394 2.73%, 11/1/45 (1)	442	457

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #BA2911 3.00%, 11/1/30	$712	$749

Pool #BC0326 3.50%, 12/1/45	924	974

Pool #BC1105 3.50%, 2/1/46	3,273	3,453

Pool #BC1510 3.00%, 8/1/46	943	981

Pool #BC3705 2.43%, 1/1/46 (1)	139	143

Pool #MA0361 4.00%, 3/1/30	262	282

Pool #MA0667 4.00%, 3/1/31	633	686

Pool #MA0706 4.50%, 4/1/31	812	892

Pool #MA0711 3.50%, 4/1/31	380	403

Pool #MA0804 4.00%, 7/1/31	424	456

Pool #MA0976 3.50%, 2/1/32	858	914

Pool #MA1107 3.50%, 7/1/32	1,059	1,129

Pool #MA1138 3.50%, 8/1/32	572	610

Pool #MA1141 3.00%, 8/1/32	288	303

Pool #MA1200 3.00%, 10/1/32	1,552	1,633

Pool #MA1239 3.50%, 11/1/32	780	832

Pool #MA1432 3.00%, 5/1/33	1,536	1,615

Pool #MA1511 2.50%, 7/1/33	440	453

Pool #MA1764 4.00%, 1/1/34	720	780

Pool #MA2320 3.00%, 7/1/35	1,326	1,392

Pool #MA2473 3.50%, 12/1/35	638	679

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Fannie Mae – 13.1% – continued

Pool #MA2489 2.50%, 12/1/30	$1,875	$1,944

Pool #MA2512 4.00%, 1/1/46	908	975

Pool #MA2670 3.00%, 7/1/46	2,963	3,082

Pool #MA2672 3.00%, 7/1/36	691	727

Pool #MA2705 3.00%, 8/1/46	2,098	2,183

Pool #MA2737 3.00%, 9/1/46	937	975

Pool #MA2738 3.00%, 9/1/36	996	1,049

Pool #MA2771 10/1/46 (3)	997	1,037

Pool #MA2775 10/1/31 (3)	596	618

Pool TBA 10/16/31 (3)	5,600	5,865
10/16/46 (3)	29,027	30,617
		387,798

Federal Home Loan Bank – 0.4%

Federal Home Loan Banks 0.88%, 6/29/18	5,000	5,019
0.63%, 8/7/18	5,000	4,981
5.50%, 7/15/36	500	725
		10,725

Freddie Mac – 1.4%

FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2 4.25%, 1/25/20	185	200

FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2 4.22%, 3/25/20	245	266

FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A1 2.75%, 12/25/19	61	62

FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2 3.53%, 6/25/20	263	281

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac – 1.4% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2 4.08%, 11/25/20 (1)	$785	$860

FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2 3.97%, 1/25/21	575	631

FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2 3.87%, 4/25/21	350	383

FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2 2.87%, 12/25/21	250	264

FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2 2.79%, 1/25/22	500	527

FHLMC Multifamily Structured Pass Through Certificates, Series K019, Class A1 1.46%, 9/25/21	302	302

FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2 2.37%, 5/25/22	250	260

FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2 2.31%, 8/25/22	500	517

FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2 2.57%, 9/25/22	200	210

FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1 1.88%, 4/25/22	406	411

FHLMC Multifamily Structured Pass Through Certificates, Series K027, Class A2 2.64%, 1/25/23	750	788

FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class A2 3.11%, 2/25/23	300	324

FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2 3.32%, 2/25/23 (1)	250	273

FHLMC Multifamily Structured Pass Through Certificates, Series K030, Class A2 3.25%, 4/25/23 (1)	300	326

FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2 3.30%, 4/25/23 (1)	227	248

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac – 1.4% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2 3.31%, 5/25/23 (1)	$365	$399

FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2 3.06%, 7/25/23 (1)	350	377

FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2 3.24%, 9/25/24	300	328

FHLMC Multifamily Structured Pass Through Certificates, Series K041, Class A2 3.17%, 10/25/24	300	326

FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2 2.67%, 12/25/24	200	210

FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2 3.06%, 12/25/24	200	216

FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class A2 3.21%, 3/25/25	250	273

FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2 3.00%, 12/25/25	300	322

FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2 2.75%, 1/25/26	250	263

FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class A2 2.67%, 3/25/26	500	523

FHLMC Multifamily Structured Pass Through Certificates, Series K056, Class A2 2.53%, 5/25/26	400	413

FHLMC Multifamily Structured Pass Through Certificates, Series K503, Class A2 2.46%, 8/25/19	300	309

FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2 3.15%, 2/25/18	210	215

FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2 2.70%, 5/25/18	149	152

FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2 2.41%, 8/25/18	223	227

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac – 1.4% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2 1.88%, 5/25/19	$300	$304

FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2 1.87%, 11/25/19	500	508

FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2 3.13%, 6/25/21	500	535

FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class A2 2.79%, 1/25/22	250	265

FHLMC Multifamily Structured Pass Through Certificates, Series K719, Class A2 2.73%, 6/25/22 (1)	100	106

FHLMC Multifamily Structured Pass Through Certificates, Series K722, Class A2 2.41%, 3/25/23	250	260

Freddie Mac 1.00%, 9/27/17	3,000	3,008
5.13%, 11/17/17	500	524
0.75%, 1/12/18	2,000	1,999
0.88%, 3/7/18	1,000	1,001
1.00%, 5/25/18	8,000	8,005
3.75%, 3/27/19	1,000	1,069
1.13%, 4/15/19	4,000	4,018
1.75%, 5/30/19	1,000	1,021
1.25%, 8/1/19	1,000	1,007
1.25%, 10/2/19	1,000	1,007
1.38%, 5/1/20	1,000	1,011
2.38%, 1/13/22	3,000	3,159
6.75%, 3/15/31	1,200	1,854
		42,347

Freddie Mac Gold – 7.5%

Pool #A16753 5.00%, 11/1/33	70	79

Pool #A17665 5.00%, 1/1/34	88	98

Pool #A27950 5.50%, 11/1/34	393	447

Pool #A31136 5.50%, 1/1/35	225	255

Pool #A39306 5.50%, 11/1/35	209	235

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #A46224 5.00%, 7/1/35	$39	$44

Pool #A48104 5.00%, 1/1/36	71	79

Pool #A51296 6.00%, 8/1/36	28	32

Pool #A54897 6.50%, 8/1/36	82	94

Pool #A56110 5.50%, 12/1/36	253	284

Pool #A57604 5.00%, 3/1/37	291	324

Pool #A58718 5.50%, 3/1/37	28	32

Pool #A59081 5.50%, 4/1/37	257	291

Pool #A60942 5.00%, 5/1/37	76	84

Pool #A61560 5.50%, 10/1/36	442	503

Pool #A61573 5.00%, 9/1/34	1,098	1,239

Pool #A61597 5.50%, 12/1/35	41	46

Pool #A64474 5.50%, 9/1/37	24	27

Pool #A67116 7.00%, 10/1/37	16	19

Pool #A68761 5.50%, 9/1/37	135	151

Pool #A69169 4.50%, 12/1/37	74	81

Pool #A69303 6.00%, 11/1/37	31	35

Pool #A73778 5.00%, 2/1/38	135	149

Pool #A74134 7.00%, 2/1/38	23	25

Pool #A78507 5.00%, 6/1/38	558	627

Pool #A81606 6.00%, 9/1/38	18	21

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #A83008 5.50%, 11/1/38	$460	$525

Pool #A84432 4.50%, 2/1/39	85	93

Pool #A88476 4.50%, 9/1/39	2,206	2,449

Pool #A88566 5.00%, 9/1/39	1,063	1,196

Pool #A89346 4.50%, 10/1/39	1,187	1,301

Pool #A90749 4.50%, 1/1/40	1,071	1,189

Pool #A91541 5.00%, 3/1/40	308	344

Pool #A91626 4.50%, 3/1/40	608	680

Pool #A91942 4.50%, 4/1/40	441	490

Pool #A94672 4.50%, 10/1/40	609	670

Pool #A96296 4.00%, 1/1/41	740	805

Pool #A96310 4.00%, 1/1/41	516	558

Pool #A96995 4.00%, 2/1/41	1,257	1,354

Pool #A97443 4.50%, 3/1/41	527	579

Pool #B10630 4.50%, 11/1/18	86	88

Pool #B17658 4.50%, 1/1/20	3	3

Pool #B18502 5.50%, 6/1/20	10	10

Pool #B18931 4.50%, 3/1/20	8	9

Pool #C03457 4.50%, 2/1/40	390	428

Pool #C03812 3.50%, 4/1/42	848	918

Pool #C03821 3.50%, 4/1/42	1,770	1,867

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #C04268 3.00%, 10/1/42	$3,279	$3,416

Pool #C09004 3.50%, 7/1/42	561	594

Pool #C09042 3.50%, 5/1/43	729	772

Pool #C09063 4.00%, 9/1/44	652	699

Pool #C09066 3.50%, 10/1/44	891	940

Pool #C91009 5.00%, 11/1/26	23	26

Pool #C91247 5.00%, 4/1/29	176	195

Pool #C91354 4.00%, 1/1/31	630	681

Pool #C91370 4.50%, 5/1/31	340	374

Pool #C91388 3.50%, 2/1/32	368	393

Pool #C91402 4.00%, 10/1/31	531	575

Pool #C91408 3.50%, 11/1/31	366	390

Pool #C91485 3.50%, 8/1/32	561	599

Pool #C91811 4.00%, 1/1/35	245	265

Pool #C91826 3.00%, 5/1/35	434	456

Pool #C91858 3.00%, 12/1/35	459	483

Pool #C91879 3.00%, 6/1/36	492	518

Pool #D97197 5.00%, 2/1/27	9	10

Pool #D97564 5.00%, 1/1/28	154	171

Pool #D99094 3.00%, 3/1/32	388	409

Pool #E03033 3.00%, 2/1/27	819	860

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #E04044 3.50%, 8/1/27	$1,228	$1,298

Pool #E04072 2.50%, 8/1/27	357	370

Pool #E99030 4.50%, 9/1/18	68	69

Pool #G01907 4.50%, 8/1/34	45	49

Pool #G01974 5.00%, 12/1/35	424	472

Pool #G02064 5.00%, 2/1/36	194	215

Pool #G02069 5.50%, 3/1/36	33	38

Pool #G02386 6.00%, 11/1/36	319	365

Pool #G02391 6.00%, 11/1/36	10	12

Pool #G02540 5.00%, 11/1/34	87	98

Pool #G02649 6.00%, 1/1/37	12	14

Pool #G02702 6.50%, 1/1/37	45	51

Pool #G02789 6.00%, 4/1/37	1,070	1,223

Pool #G02911 6.00%, 4/1/37	21	24

Pool #G02973 6.00%, 6/1/37	38	44

Pool #G03121 5.00%, 6/1/36	180	201

Pool #G03134 5.50%, 8/1/36	65	74

Pool #G03176 5.00%, 8/1/37	56	63

Pool #G03218 6.00%, 9/1/37	41	46

Pool #G03351 6.00%, 9/1/37	89	102

Pool #G03513 6.00%, 11/1/37	96	111

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #G03600 7.00%, 11/1/37	$42	$50

Pool #G03737 6.50%, 11/1/37	662	771

Pool #G03992 6.00%, 3/1/38	114	130

Pool #G04287 5.00%, 5/1/38	185	205

Pool #G04459 5.50%, 6/1/38	153	173

Pool #G04611 6.00%, 7/1/38	270	313

Pool #G04650 6.50%, 9/1/38	170	194

Pool #G04817 5.00%, 9/1/38	104	115

Pool #G05082 5.00%, 3/1/38	244	273

Pool #G05167 4.50%, 2/1/39	270	295

Pool #G05457 4.50%, 5/1/39	1,425	1,574

Pool #G05725 4.50%, 11/1/39	558	616

Pool #G05733 5.00%, 11/1/39	460	517

Pool #G05870 4.50%, 4/1/40	665	738

Pool #G05876 4.50%, 4/1/40	1,798	2,019

Pool #G05969 5.00%, 8/1/40	303	339

Pool #G05971 5.50%, 8/1/40	1,383	1,557

Pool #G06020 5.50%, 12/1/39	1,178	1,333

Pool #G06767 5.00%, 10/1/41	970	1,078

Pool #G06947 6.00%, 5/1/40	330	378

Pool #G07030 4.00%, 6/1/42	3,157	3,444

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #G07098 3.50%, 7/1/42	$950	$1,002

Pool #G07152 4.00%, 6/1/42	2,453	2,644

Pool #G07171 4.00%, 8/1/42	1,279	1,385

Pool #G07445 2.50%, 7/1/43	798	805

Pool #G07787 4.00%, 8/1/44	4,496	4,893

Pool #G07924 3.50%, 1/1/45	1,265	1,352

Pool #G07961 3.50%, 3/1/45	2,582	2,748

Pool #G07998 4.50%, 7/1/44	639	704

Pool #G08189 7.00%, 3/1/37	35	42

Pool #G08192 5.50%, 4/1/37	75	85

Pool #G08341 5.00%, 4/1/39	1,435	1,589

Pool #G08477 3.50%, 2/1/42	1,033	1,092

Pool #G08537 3.00%, 7/1/43	2,936	3,056

Pool #G08554 3.50%, 10/1/43	1,378	1,458

Pool #G08624 4.00%, 1/1/45	2,107	2,260

Pool #G08632 3.50%, 3/1/45	2,443	2,578

Pool #G08648 3.00%, 6/1/45	909	945

Pool #G08650 3.50%, 6/1/45	1,845	1,947

Pool #G08653 7/1/45 (3)	2,214	2,303

Pool #G08660 4.00%, 8/1/45	726	779

Pool #G08666 3.00%, 9/1/45	6,553	6,815

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #G08667 3.50%, 9/1/45	$1,456	$1,536

Pool #G08672 4.00%, 10/1/45	958	1,028

Pool #G08677 4.00%, 11/1/45	870	933

Pool #G08681 3.50%, 12/1/45	2,735	2,885

Pool #G08698 3.50%, 3/1/46	1,412	1,489

Pool #G08702 3.50%, 4/1/46	1,448	1,528

Pool #G08710 3.00%, 6/1/46	1,481	1,540

Pool #G08715 3.00%, 8/1/46	3,176	3,304

Pool #G08721 3.00%, 9/1/46	887	923

Pool #G11776 4.50%, 9/1/20	21	22

Pool #G12571 4.00%, 1/1/22	77	79

Pool #G12673 5.00%, 9/1/21	49	52

Pool #G12837 4.50%, 4/1/22	73	77

Pool #G12868 5.00%, 11/1/22	108	116

Pool #G12869 5.00%, 9/1/22	94	101

Pool #G13136 4.50%, 5/1/23	109	117

Pool #G13151 6.00%, 3/1/23	102	110

Pool #G13201 4.50%, 7/1/23	64	68

Pool #G13433 5.50%, 1/1/24	86	94

Pool #G14168 5.50%, 12/1/24	133	143

Pool #G14239 4.00%, 9/1/26	2,075	2,202

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #G14554 4.50%, 7/1/26	$218	$233

Pool #G14891 3.00%, 10/1/28	560	591

Pool #G15089 2.50%, 11/1/28	943	978

Pool #G15134 3.00%, 5/1/29	369	389

Pool #G15468 3.50%, 12/1/29	870	930

Pool #G18220 6.00%, 11/1/22	14	15

Pool #G18420 3.00%, 1/1/27	1,096	1,152

Pool #G18438 2.50%, 6/1/27	483	501

Pool #G18442 3.50%, 8/1/27	798	843

Pool #G18475 2.50%, 8/1/28	3,377	3,503

Pool #G18571 2.50%, 10/1/30	687	712

Pool #G18601 3.00%, 5/1/31	965	1,015

Pool #G30327 4.50%, 1/1/27	27	30

Pool #G60145 3.50%, 8/1/45	1,357	1,444

Pool #G60238 3.50%, 10/1/45	1,866	1,992

Pool #G60361 3.50%, 12/1/45	1,764	1,874

Pool #G60440 3.50%, 3/1/46	3,091	3,300

Pool #G60696 3.00%, 9/1/46	1,598	1,665

Pool #G60707 9/1/46 (3)	1,543	1,609

Pool #GO8726 10/1/46 (3)	1,162	1,209

Pool #J00991 4.00%, 1/1/21	31	32

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #J02541 4.00%, 9/1/20	$18	$18

Pool #J03041 6.00%, 7/1/21	29	31

Pool #J03736 5.50%, 11/1/21	39	42

Pool #J05307 4.50%, 8/1/22	11	11

Pool #J06175 5.00%, 5/1/21	14	15

Pool #J06465 6.00%, 11/1/22	12	13

Pool #J06476 5.50%, 11/1/22	30	32

Pool #J08098 5.50%, 6/1/23	36	37

Pool #J08202 5.00%, 7/1/23	22	23

Pool #J08454 5.00%, 8/1/23	61	65

Pool #J08913 5.50%, 10/1/23	24	27

Pool #J09148 5.00%, 12/1/23	53	54

Pool #J09305 5.00%, 2/1/24	106	113

Pool #J09463 5.00%, 3/1/24	47	48

Pool #J11136 4.00%, 11/1/24	74	78

Pool #J12098 4.50%, 4/1/25	447	482

Pool #J14808 3.50%, 3/1/26	824	878

Pool #J17055 3.00%, 11/1/26	501	527

Pool #J17232 3.00%, 11/1/26	454	477

Pool #J17932 3.00%, 3/1/27	735	774

Pool #J20834 2.50%, 10/1/27	873	906

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #J21601 2.50%, 12/1/27	$3,167	$3,285

Pool #J22069 2.50%, 1/1/28	212	220

Pool #J22986 2.50%, 3/1/28	1,771	1,839

Pool #J23813 2.00%, 5/1/28	1,524	1,551

Pool #J30435 3.00%, 1/1/30	910	962

Pool #J31371 2.50%, 4/1/30	1,177	1,222

Pool #J32223 2.50%, 7/1/30	857	888

Pool #K90071 3.00%, 2/1/33	1,253	1,309

Pool #K90641 3.50%, 6/1/33	194	207

Pool #K90791 3.00%, 7/1/33	587	619

Pool #K91490 3.50%, 1/1/34	1,113	1,184

Pool #K92325 3.00%, 1/1/35	799	843

Pool #Q02211 4.50%, 7/1/41	651	717

Pool #Q02605 4.50%, 8/1/41	1,657	1,818

Pool #Q03085 4.00%, 9/1/41	356	383

Pool #Q04649 3.50%, 11/1/41	397	420

Pool #Q08894 3.50%, 6/1/42	974	1,044

Pool #Q09009 4.00%, 6/1/42	2,269	2,457

Pool #Q10389 3.50%, 8/1/42	1,684	1,817

Pool #Q10438 3.50%, 8/1/42	1,645	1,743

Pool #Q14324 3.00%, 1/1/43	1,675	1,744

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #Q14676 3.00%, 1/1/43	$1,088	$1,132

Pool #Q15438 3.00%, 2/1/43	1,514	1,590

Pool #Q15843 3.00%, 2/1/43	511	533

Pool #Q18305 3.50%, 5/1/43	3,007	3,182

Pool #Q18339 3.00%, 5/1/43	494	518

Pool #Q19697 3.00%, 6/1/43	1,192	1,241

Pool #Q19909 3.00%, 7/1/43	991	1,031

Pool #Q20550 3.00%, 8/1/43	1,585	1,649

Pool #Q21320 3.50%, 8/1/43	700	741

Pool #Q24954 4.00%, 2/1/44	1,132	1,232

Pool #Q27352 3.50%, 7/1/44	3,568	3,800

Pool #Q27353 4.00%, 7/1/44	3,321	3,594

Pool #Q29640 4.00%, 11/1/44	877	949

Pool #Q36759 3.50%, 10/1/45	1,844	1,968

Pool #Q37471 4.00%, 11/1/45	1,393	1,495

Pool #Q37986 3.50%, 12/1/45	953	1,014

Pool #Q40841 3.00%, 6/1/46	1,376	1,431

Pool #V60268 3.00%, 9/1/28	1,564	1,654

Pool #V60886 2.50%, 8/1/30	396	412

Pool #V60902 2.50%, 8/1/30	297	309

Pool #V61151 2.50%, 5/1/31	1,153	1,198

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Freddie Mac Gold – 7.5% – continued

Pool #V80003 3.00%, 4/1/43	$2,232	$2,349

Pool #V80004 3.00%, 4/1/43	616	646

Pool #V80058 3.00%, 5/1/43	991	1,041

Pool TBA 10/16/31 (3)	2,500	2,626
10/16/46 (3)	14,495	15,325
		221,163

Government National Mortgage Association I – 1.3%

Pool #510835 5.50%, 2/15/35	41	46

Pool #597889 5.50%, 6/15/33	220	252

Pool #614169 5.00%, 7/15/33	83	93

Pool #616879 3.50%, 2/15/42	747	806

Pool #617739 6.00%, 10/15/37	17	20

Pool #634431 6.00%, 9/15/34	22	25

Pool #641416 5.50%, 4/15/35	173	198

Pool #646341 6.00%, 11/15/36	64	74

Pool #648538 5.00%, 12/15/35	67	74

Pool #651753 5.50%, 3/15/36	22	25

Pool #658560 6.50%, 8/15/36	53	61

Pool #670030 3.00%, 7/15/45	915	959

Pool #675211 6.50%, 3/15/38	25	29

Pool #675484 5.50%, 6/15/38	125	142

Pool #676360 6.50%, 10/15/37	16	19

Pool #682899 6.00%, 9/15/40	241	279

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Government National Mortgage Association I – 1.3% – continued

Pool #687824 5.50%, 8/15/38	$173	$196

Pool #687900 5.00%, 9/15/38	176	198

Pool #687901 5.00%, 9/15/38	179	201

Pool #688461 6.00%, 5/15/38	47	54

Pool #692309 6.00%, 1/15/39	101	116

Pool #697645 5.50%, 10/15/38	59	67

Pool #698236 5.00%, 6/15/39	506	567

Pool #698336 4.50%, 5/15/39	582	644

Pool #699277 6.00%, 9/15/38	51	58

Pool #700918 5.50%, 11/15/38	207	235

Pool #700972 5.50%, 11/15/38	36	41

Pool #701196 6.00%, 10/15/38	66	76

Pool #703677 5.50%, 6/15/39	183	207

Pool #704185 5.50%, 1/15/39	54	61

Pool #704514 4.50%, 5/15/39	937	1,044

Pool #704624 4.50%, 7/15/39	2,630	2,933

Pool #717175 4.50%, 6/15/39	614	678

Pool #719262 5.00%, 8/15/40	252	286

Pool #720065 4.50%, 6/15/39	2,040	2,267

Pool #720202 4.50%, 7/15/39	446	498

Pool #723231 4.00%, 10/15/39	387	416

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Government National Mortgage Association I – 1.3% – continued

Pool #723339 5.00%, 9/15/39	$259	$293

Pool #726085 4.00%, 11/15/24	219	233

Pool #728629 4.50%, 1/15/40	876	977

Pool #733663 4.50%, 5/15/40	2,071	2,310

Pool #737286 4.50%, 5/15/40	702	785

Pool #737416 3.50%, 9/15/25	161	170

Pool #738134 3.50%, 4/15/26	315	333

Pool #738247 4.50%, 4/15/41	332	366

Pool #745215 4.00%, 7/15/25	151	159

Pool #747643 4.50%, 8/15/40	1,173	1,296

Pool #760874 3.50%, 2/15/26	227	240

Pool #768800 4.50%, 6/15/41	160	177

Pool #773939 4.00%, 11/15/41	820	906

Pool #778957 3.50%, 3/15/42	875	947

Pool #781939 6.00%, 7/15/34	354	415

Pool #782131 5.50%, 12/15/36	86	98

Pool #782150 5.50%, 4/15/37	98	111

Pool #782259 5.00%, 2/15/36	175	196

Pool #782272 5.50%, 2/15/38	182	206

Pool #782498 6.00%, 12/15/38	90	103

Pool #782565 5.00%, 2/15/39	1,942	2,183

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Government National Mortgage Association I – 1.3% – continued

Pool #782584 5.00%, 3/15/39	$127	$142

Pool #782675 4.50%, 6/15/24	153	166

Pool #782696 5.00%, 6/15/39	459	517

Pool #782831 6.00%, 12/15/39	60	69

Pool #783176 4.00%, 11/15/40	993	1,070

Pool #783467 4.00%, 10/15/41	3,249	3,503

Pool #783740 2.50%, 12/15/27	397	414

Pool #AA6089 3.00%, 2/15/43	581	614

Pool #AB2891 3.00%, 9/15/42	363	382

Pool #AD8781 3.00%, 3/15/43	524	553

Pool #AD9016 3.00%, 4/15/43	626	656

Pool TBA 10/16/46 (3)	3,000	3,189
		37,724

Government National Mortgage Association II – 6.5%

Pool #3570 6.00%, 6/20/34	71	81

Pool #3665 5.50%, 1/20/35	210	238

Pool #3852 6.00%, 5/20/36	36	41

Pool #3879 6.00%, 7/20/36	109	125

Pool #3910 6.00%, 10/20/36	56	65

Pool #3994 5.00%, 6/20/37	38	43

Pool #4018 6.50%, 8/20/37	129	154

Pool #4026 5.00%, 9/20/37	50	56

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Government National Mortgage Association II – 6.5% – continued

Pool #4027 5.50%, 9/20/37	$28	$32

Pool #4040 6.50%, 10/20/37	27	31

Pool #4098 5.50%, 3/20/38	168	189

Pool #4116 6.50%, 4/20/38	61	71

Pool #4170 6.00%, 6/20/38	131	150

Pool #4194 5.50%, 7/20/38	312	345

Pool #4243 5.00%, 9/20/38	79	88

Pool #4244 5.50%, 9/20/38	89	98

Pool #4245 6.00%, 9/20/38	51	59

Pool #4269 6.50%, 10/20/38	65	76

Pool #4290 5.50%, 11/20/38	61	68

Pool #4344 6.00%, 1/20/39	110	126

Pool #4345 6.50%, 1/20/39	73	85

Pool #4425 5.50%, 4/20/39	192	215

Pool #4559 5.00%, 10/20/39	446	499

Pool #4561 6.00%, 10/20/39	236	274

Pool #4617 4.50%, 1/20/40	130	143

Pool #4619 5.50%, 1/20/40	414	463

Pool #4713 4.50%, 6/20/40	387	424

Pool #4747 5.00%, 7/20/40	343	380

Pool #4881 3.50%, 12/20/40	1,357	1,442

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Government National Mortgage Association II – 6.5% – continued

Pool #4882 4.00%, 12/20/40	$3,152	$3,391

Pool #4923 4.50%, 1/20/41	302	331

Pool #5050 4.00%, 5/20/26	273	288

Pool #5081 4.00%, 6/20/41	518	557

Pool #5082 4.50%, 6/20/41	544	596

Pool #5083 5.00%, 6/20/41	2,098	2,330

Pool #5114 4.00%, 7/20/41	2,095	2,253

Pool #5141 5.00%, 8/20/41	282	313

Pool #5175 4.50%, 9/20/41	287	315

Pool #5176 5.00%, 9/20/41	1,387	1,557

Pool #5202 3.50%, 10/20/41	770	820

Pool #5203 4.00%, 10/20/41	498	535

Pool #5232 3.50%, 11/20/41	442	470

Pool #5264 5.50%, 12/20/41	38	43

Pool #5280 4.00%, 1/20/42	549	591

Pool #5304 3.50%, 2/20/42	542	577

Pool #5317 5.50%, 2/20/42	272	302

Pool #5326 3.00%, 3/20/27	756	796

Pool #5331 3.50%, 3/20/42	876	933

Pool #626951 3.00%, 6/20/45	789	829

Pool #654804 6.00%, 5/20/36	39	44

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Government National Mortgage Association II – 6.5% – continued

Pool #737602 4.00%, 11/20/40	$526	$580

Pool #752757 4.50%, 11/20/40	700	783

Pool #755677 4.00%, 12/20/40	425	461

Pool #766711 4.00%, 5/20/42	1,955	2,144

Pool #782433 6.00%, 10/20/38	193	221

Pool #783976 3.50%, 4/20/43	6,143	6,551

Pool #AA5970 3.00%, 1/20/43	1,829	1,924

Pool #AA6054 3.00%, 2/20/43	2,518	2,655

Pool #AA6149 3.00%, 3/20/43	1,876	1,974

Pool #AA6160 3.50%, 3/20/43	683	733

Pool #AA6243 3.50%, 4/20/43	275	295

Pool #AB9443 3.50%, 11/20/42	1,082	1,155

Pool #AD1755 3.50%, 2/20/43	1,116	1,197

Pool #AD8825 3.50%, 3/20/43	665	713

Pool #AF5097 4.00%, 8/20/43	1,999	2,183

Pool #AJ0645 3.50%, 7/20/44	634	680

Pool #AJ0789 3.50%, 8/20/45	4,705	5,049

Pool #AJ3643 4.00%, 10/20/44	1,230	1,333

Pool #AK6867 3.50%, 1/20/45	3,591	3,852

Pool #AO7525 3.50%, 8/20/45	2,894	3,107

Pool #AO7682 4.00%, 8/20/45	1,252	1,364

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Government National Mortgage Association II – 6.5% – continued

Pool #MA0006 2.50%, 4/20/27	$274	$285

Pool #MA0022 3.50%, 4/20/42	886	944

Pool #MA0088 3.50%, 5/20/42	1,973	2,098

Pool #MA0220 3.50%, 7/20/42	1,029	1,096

Pool #MA0318 3.50%, 8/20/42	1,898	2,021

Pool #MA0321 5.00%, 8/20/42	547	600

Pool #MA0391 3.00%, 9/20/42	3,838	4,041

Pool #MA0392 3.50%, 9/20/42	808	860

Pool #MA0698 3.00%, 1/20/43	908	956

Pool #MA0851 3.00%, 3/20/43	1,331	1,401

Pool #MA0852 3.50%, 3/20/43	1,642	1,749

Pool #MA0933 3.00%, 4/20/43	1,639	1,726

Pool #MA0934 3.50%, 4/20/43	563	599

Pool #MA1011 3.00%, 5/20/43	1,572	1,655

Pool #MA1012 3.50%, 5/20/43	1,453	1,549

Pool #MA1064 2.50%, 6/20/28	947	989

Pool #MA1089 3.00%, 6/20/43	1,694	1,783

Pool #MA1224 3.50%, 8/20/43	1,320	1,406

Pool #MA1285 3.50%, 9/20/43	747	796

Pool #MA1839 4.00%, 4/20/44	474	508

Pool #MA1851 2.50%, 4/20/44 (1)	140	143

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Government National Mortgage Association II – 6.5% – continued

Pool #MA1920 4.00%, 5/20/44	$519	$557

Pool #MA2224 4.00%, 9/20/44	2,778	2,977

Pool #MA2444 3.00%, 12/20/44	375	393

Pool #MA2521 3.50%, 1/20/45	1,620	1,721

Pool #MA2522 4.00%, 1/20/45	593	635

Pool #MA2677 3.00%, 3/20/45	825	865

Pool #MA2753 3.00%, 4/20/45	2,114	2,218

Pool #MA2754 3.50%, 4/20/45	974	1,035

Pool #MA2891 3.00%, 6/20/45	2,233	2,342

Pool #MA2892 3.50%, 6/20/45	830	881

Pool #MA2935 3.00%, 7/20/30	1,410	1,485

Pool #MA2960 3.00%, 7/20/45	1,669	1,751

Pool #MA3034 3.50%, 8/20/45	2,293	2,436

Pool #MA3106 4.00%, 9/20/45	2,406	2,578

Pool #MA3172 3.00%, 10/20/45	444	465

Pool #MA3173 3.50%, 10/20/45	9,642	10,246

Pool #MA3174 4.00%, 10/20/45	1,303	1,399

Pool #MA3244 3.50%, 11/20/45	1,711	1,819

Pool #MA3245 4.00%, 11/20/45	4,626	4,958

Pool #MA3310 3.50%, 12/20/45	3,617	3,844

Pool #MA3320 2.50%, 12/20/45 (1)	517	530

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.3% (10) – continued

Government National Mortgage Association II – 6.5% – continued

Pool #MA3322 3.00%, 12/20/45 (1)	$662	$684

Pool #MA3378 4.50%, 1/20/46	2,887	3,123

Pool #MA3400 2.00%, 1/20/46 (1)	211	214

Pool #MA3521 3.50%, 3/20/46	3,439	3,656

Pool #MA3522 4.00%, 3/20/46	1,144	1,227

Pool #MA3597 3.50%, 4/20/46	3,342	3,554

Pool #MA3662 3.00%, 5/20/46	2,919	3,062

Pool #MA3663 5/20/46 (3)	1,968	2,093

Pool #MA3664 4.00%, 5/20/46	1,054	1,131

Pool #MA3735 3.00%, 6/20/46	3,451	3,620

Pool #MA3736 3.50%, 6/20/46	2,557	2,720

Pool #MA3778 3.00%, 7/20/31	396	418

Pool #MA3802 3.00%, 7/20/46	3,972	4,167

Pool #MA3803 3.50%, 7/20/46	3,771	4,013

Pool #MA3873 3.00%, 8/20/46	1,496	1,570

Pool #MA3874 3.50%, 8/20/46	1,696	1,804

Pool #MA3936 9/20/46 (3)	3,293	3,454

Pool TBA 10/16/46 (3)	14,475	15,262
		190,998

Tennessee Valley Authority – 0.1%

Tennessee Valley Authority 5.25%, 9/15/39	1,650	2,281
Total U.S. Government Agencies
(Cost $869,887)		893,036

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 36.6%

U.S. Treasury Bonds – 7.2%
8.75%, 8/15/20	$450	$582
8.00%, 11/15/21	1,125	1,505
7.13%, 2/15/23	2,000	2,708
6.25%, 8/15/23	11,550	15,230
7.63%, 2/15/25	165	245
6.00%, 2/15/26	11,750	16,288
6.13%, 11/15/27	9,000	13,064
6.25%, 5/15/30	6,000	9,262
5.38%, 2/15/31	4,000	5,836
4.50%, 2/15/36	475	669
4.38%, 2/15/38	1,890	2,636
4.50%, 5/15/38	1,700	2,413
3.50%, 2/15/39	6,000	7,430
4.25%, 5/15/39	4,250	5,827
4.50%, 8/15/39	8,000	11,340
4.38%, 11/15/39	7,000	9,761
4.63%, 2/15/40	5,250	7,575
4.38%, 5/15/40	1,000	1,397
3.75%, 8/15/41	4,000	5,139
3.13%, 2/15/42	2,000	2,329
2.75%, 8/15/42	2,500	2,724
3.38%, 5/15/44	5,000	6,101
3.00%, 11/15/44	7,000	7,981
2.50%, 2/15/45	11,000	11,368
3.00%, 5/15/45	13,000	14,822
3.00%, 11/15/45	28,000	31,949
2.50%, 5/15/46	8,000	8,280
2.25%, 8/15/46	8,000	7,855
		212,316

U.S. Treasury Notes – 29.4%
0.88%, 1/31/17	20,000	20,036
1.00%, 3/31/17	10,000	10,025
3.13%, 4/30/17	7,000	7,104
4.50%, 5/15/17	1,850	1,895
0.63%, 5/31/17	15,000	15,003
0.88%, 6/15/17	15,000	15,029
0.88%, 7/15/17	10,000	10,019
4.75%, 8/15/17	2,400	2,485
0.63%, 8/31/17	5,000	4,999
1.00%, 9/15/17	30,000	30,093
0.63%, 9/30/17	7,000	6,997
4.25%, 11/15/17	2,950	3,066
0.75%, 12/31/17	10,000	10,004

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 36.6% – continued

U.S. Treasury Notes – 29.4% – continued
0.88%, 1/15/18	$25,000	$25,050
0.88%, 1/31/18	10,000	10,021
3.50%, 2/15/18	6,250	6,485
0.75%, 2/28/18	5,000	5,002
3.88%, 5/15/18	3,300	3,467
0.63%, 6/30/18	10,000	9,978
1.38%, 6/30/18	2,600	2,627
0.88%, 7/15/18	15,000	15,028
1.38%, 7/31/18	10,000	10,108
1.50%, 8/31/18	17,030	17,260
3.75%, 11/15/18	2,300	2,442
1.50%, 12/31/18	10,000	10,150
1.13%, 1/15/19	5,000	5,034
0.75%, 2/15/19	5,000	4,990
2.75%, 2/15/19	18,000	18,816
1.38%, 2/28/19	4,000	4,051
1.50%, 2/28/19	5,000	5,078
1.63%, 4/30/19	10,000	10,194
0.88%, 6/15/19	10,000	10,003
1.63%, 6/30/19	10,000	10,203
0.88%, 7/31/19	2,000	2,000
1.63%, 7/31/19	10,000	10,209
3.63%, 8/15/19	18,000	19,397
1.75%, 9/30/19	30,000	30,748
3.38%, 11/15/19	16,000	17,201
1.63%, 12/31/19	2,500	2,554
3.63%, 2/15/20	5,000	5,437
1.38%, 3/31/20	2,280	2,310
1.13%, 4/30/20	4,000	4,017
3.50%, 5/15/20	5,000	5,438
1.38%, 5/31/20	15,000	15,188
1.50%, 5/31/20	20,000	20,343
2.63%, 8/15/20	3,000	3,177
2.63%, 11/15/20	3,000	3,185
1.63%, 11/30/20	10,000	10,216
1.75%, 12/31/20	10,000	10,267
1.38%, 1/31/21	10,000	10,109
3.63%, 2/15/21	12,000	13,275
1.13%, 2/28/21	29,000	29,018
1.38%, 5/31/21	12,000	12,130
1.13%, 6/30/21	20,000	19,977
2.13%, 6/30/21	1,740	1,817
2.13%, 8/15/21	36,000	37,595

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 36.6% – continued

U.S. Treasury Notes – 29.4% – continued
2.13%, 6/30/22	$10,000	$10,460
1.63%, 8/15/22	19,000	19,343
2.13%, 12/31/22	5,000	5,232
1.50%, 2/28/23	15,000	15,117
1.63%, 4/30/23	20,000	20,291
1.63%, 5/31/23	1,000	1,014
2.75%, 11/15/23	5,000	5,448
2.50%, 5/15/24	20,000	21,491
2.38%, 8/15/24	24,000	25,571
2.25%, 11/15/24	23,000	24,284
2.25%, 11/15/25	14,525	15,333
1.63%, 2/15/26	69,660	69,780
1.63%, 5/15/26	25,000	25,033
		866,747
Total U.S. Government Obligations
(Cost $1,029,783)		1,079,063

MUNICIPAL BONDS – 0.8%

Arizona – 0.0%

Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds, 5.27%, 7/1/34	100	125

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds, 4.84%, 1/1/41	110	141
		266

California – 0.3%

Bay Area Toll Bridge Authority Revenue Bonds, Build America Bonds, 6.26%, 4/1/49	425	647

Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/1/50	150	241

Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds, 6.91%, 10/1/50	150	241

California State G.O. Unlimited Bonds, Build America Bonds, 7.70%, 11/1/30	135	166
7.30%, 10/1/39	920	1,402
7.63%, 3/1/40	405	645

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

California – 0.3% – continued
7.60%, 11/1/40	$400	$651

California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds, 8.36%, 10/1/34	50	77

California State Various Purpose Taxable G.O. Unlimited Bonds, 6.20%, 3/1/19	200	224

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.55%, 4/1/39	585	934

East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds, 5.87%, 6/1/40	300	418

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.75%, 8/1/49	150	239

Los Angeles Department of Airports Direct Pay TRB, Build America Bonds, 6.58%, 5/15/39	250	344

Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/1/34	290	421

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds, 5.75%, 7/1/34	335	446

Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds, 6.95%, 7/1/40	100	118

San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds, 6.14%, 5/1/49	100	143

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds, 6.95%, 11/1/50	75	116

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds, 6.00%, 11/1/40	300	396

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

California – 0.3% – continued

University of California Revenue Bonds, Build America Bonds, 6.27%, 5/15/31	$200	$224
5.95%, 5/15/45	150	202
		8,295

Colorado – 0.0%

Denver City & County G.O. Unlimited Bonds, Build America Bonds, 5.65%, 8/1/30	250	283

Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding), 5.66%, 12/1/33	50	67
		350

Connecticut – 0.0%

Connecticut State G.O. Unlimited Bonds, Build America Bonds, 5.63%, 12/1/29	165	201

Connecticut State G.O. Unlimited Bonds, Series A, 5.85%, 3/15/32	300	386
		587

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/1/34	30	39

Florida – 0.0%

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 2.11%, 7/1/18	500	508

Georgia – 0.0%

Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds, 6.66%, 4/1/57	100	134

Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/1/57	70	95
7.06%, 4/1/57	300	372
		601

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

Illinois – 0.1%

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A, 6.90%, 12/1/40	$300	$398

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds, 6.20%, 12/1/40	140	175

Illinois State Taxable G.O. Unlimited Bonds, 5.67%, 3/1/18	300	315

Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	705	678
		1,566

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds, 4.50%, 8/1/31	250	297

Massachusetts State School Building Authority Sales TRB, Build America Bonds, 5.72%, 8/15/39	100	138
		435

Mississippi – 0.0%

Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds, 5.25%, 11/1/34	100	128

Nevada – 0.0%

Clark County Airport Revenue Bonds, Series B, Build America Bonds, 6.88%, 7/1/42	355	403

Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds, 6.82%, 7/1/45	200	311
		714

New Jersey – 0.1%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds, 6.56%, 12/15/40	200	240

New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds, 6.10%, 12/15/28	300	331

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

New Jersey – 0.1% – continued

New Jersey State Turnpike Authority Taxable Revenue Bonds, Series F, Build America Bonds, 7.41%, 1/1/40	$125	$196

Rutgers State University Revenue Bonds, Build America Bonds, 5.67%, 5/1/40	145	185
		952

New York – 0.1%

Metropolitan Transportation Authority Dedicated Fund Taxable Revenue Bonds, Build America Bonds, 7.34%, 11/15/39	75	119

Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds, 6.69%, 11/15/40	100	144
6.81%, 11/15/40	60	87

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.75%, 6/15/41	200	285
5.72%, 6/15/42	250	356

New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds, 5.77%, 8/1/36	300	396

New York G.O. Unlimited Bonds, Series H-1, Build America Bonds, 5.52%, 10/1/37	100	131
5.85%, 6/1/40	85	118

New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds, 5.63%, 3/15/39	75	100

New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.60%, 3/15/40	250	338

New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds, 5.77%, 3/15/39	100	129

New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds, 6.65%, 12/1/31	225	267

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

New York – 0.1% – continued

Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/1/40	$550	$727

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/1/51	250	312
		3,509

Ohio – 0.1%

American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds, 6.45%, 2/15/44	200	266

American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects, 8.08%, 2/15/50	300	497

Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds, 6.04%, 11/15/40	145	166

Ohio State University Revenue Bonds, Series C, Build America Bonds, 4.91%, 6/1/40	190	242

Ohio State University Taxable Revenue Bonds, Series A, 4.80%, 6/1/11 (5)	200	226

Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund, 4.88%, 12/1/34	90	108
		1,505

Oregon – 0.0%

Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds, 5.83%, 11/15/34	200	274

Pennsylvania – 0.0%

State Public School Building Authority TRB, Series A, Qualified School Construction Bonds, 5.00%, 9/15/27	200	220

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds, 6.73%, 7/1/43	$100	$139

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds, 5.02%, 12/1/48	180	237

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF-Gtd.), 6.45%, 2/15/35	200	239

Houston Taxable Pension Obligation G.O. Limited Refunding Bonds, Series A, 6.29%, 3/1/32	285	361

North Texas Tollway Authority Revenue Bonds, Series B, Build America Bonds, 6.72%, 1/1/49	125	195

San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.99%, 2/1/39	200	281

Texas State Taxable G.O. Unlimited Bonds, Build America Bonds, 5.52%, 4/1/39	200	279

Texas State Transportation Commission State Highway Fund TRB, Series B, First Tier, 5.18%, 4/1/30	300	383

University of Texas Revenue Bonds, Series C, Build America Bonds, 4.79%, 8/15/46	100	127

University of Texas Revenue Bonds, Series D, Build America Bonds, 5.13%, 8/15/42	190	250
		2,352

Utah – 0.0%

Utah State G.O. Unlimited Bonds, Series B, Build America Bonds, 3.54%, 7/1/25	95	105

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds, 5.49%, 11/1/39	80	108

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

Washington – 0.0% – continued

Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds, 6.79%, 7/1/40	$100	$135

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.14%, 8/1/40	100	133
		376
Total Municipal Bonds
(Cost $17,710)		22,921

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0%

Escrow Lehman Brothers Holdings Capital Trust VII (11)(12)	50,000	$–
Total Other
(Cost $39)		–

INVESTMENT COMPANIES – 3.0%

Northern Institutional Funds - Diversified Assets Portfolio, 0.08% ^(13)(14)	89,491,820	89,492
Total Investment Companies
(Cost $89,492)		89,492

Total Investments – 102.3%
(Cost $2,888,569)		3,015,535

Liabilities less Other Assets – (2.3%)		(67,239)
NET ASSETS – 100.0%		$2,948,296

(1)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(2)	Value rounds to less than one thousand.
(3)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(4)	Step coupon bond. Rate as of September 30, 2016 is disclosed.
(5)	Century bond maturing in 2111.
(6)	Century bond maturing in 2114.
(7)	Century bond maturing in 2112.
(8)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(9)	Zero coupon bond.
(10)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(11)	Issuer has defaulted on terms of debt obligation.
(12)	Level 3 asset that is worthless, bankrupt or has been delisted.
(13)	7-day yield as of September 30, 2016 is disclosed.
(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

^	See Note 11 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	43.4%
U.S. Agency	22.1
AAA	4.1
AA	3.3
A	10.7
BBB	13.0
BB	0.4
Cash Equivalents	3.0

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$43,328	$–	$43,328
Corporate Bonds (1)	–	654,676	–	654,676
Foreign Issuer Bonds (1)	–	233,019	–	233,019
U.S. Government Agencies (1)	–	893,036	–	893,036
U.S. Government Obligations (1)	–	1,079,063	–	1,079,063
Municipal Bonds (1)	–	22,921	–	22,921
Investment Companies	89,492	–	–	89,492
Total Investments	$89,492	$2,926,043	$–	$3,015,535

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
FHLMC	Federal Home Loan Mortgage Corporation
G.O.	General Obligation
Gtd.	Guaranteed
PSF	Permanent School Fund
TBA	To Be Announced
TRB	Tax Revenue Bonds

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2%

U.S. Treasury Bonds – 16.4%
6.00%, 2/15/26	$10	$14
6.50%, 11/15/26	75	109
6.38%, 8/15/27	115	169
6.13%, 11/15/27	75	109
5.50%, 8/15/28	150	211
5.25%, 11/15/28	100	138
6.13%, 8/15/29	50	75
6.25%, 5/15/30	175	270
5.38%, 2/15/31	200	292
4.50%, 2/15/36	190	267
4.75%, 2/15/37	125	181
5.00%, 5/15/37	100	150
4.38%, 2/15/38	150	209
4.50%, 5/15/38	95	135
3.50%, 2/15/39	260	322
4.25%, 5/15/39	200	274
4.50%, 8/15/39	175	248
4.38%, 11/15/39	250	349
4.63%, 2/15/40	485	700
4.38%, 5/15/40	390	545
3.88%, 8/15/40	300	391
4.25%, 11/15/40	275	379
4.75%, 2/15/41	295	435
4.38%, 5/15/41	290	407
3.75%, 8/15/41	255	328
3.13%, 11/15/41	225	262
3.13%, 2/15/42	300	349
3.00%, 5/15/42	205	234
2.75%, 8/15/42	620	676
2.75%, 11/15/42	415	452
3.13%, 2/15/43	630	734
2.88%, 5/15/43	625	696
3.63%, 8/15/43	500	637
3.75%, 11/15/43	1,000	1,302
3.63%, 2/15/44	550	700
3.38%, 5/15/44	700	854
3.13%, 8/15/44	775	904
3.00%, 11/15/44	805	918
2.50%, 2/15/45	650	672
3.00%, 5/15/45	850	969
2.88%, 8/15/45	775	863
3.00%, 11/15/45	750	856

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Bonds – 16.4% – continued
2.50%, 2/15/46	$600	$620
2.50%, 5/15/46	775	802
2.25%, 8/15/46	500	491
		20,698

U.S. Treasury Notes – 82.8%
0.88%, 10/15/17	500	501
0.75%, 10/31/17	950	951
1.88%, 10/31/17	300	304
0.88%, 11/15/17	490	491
0.63%, 11/30/17	600	600
0.88%, 11/30/17	1,000	1,002
1.00%, 12/15/17	450	452
0.75%, 12/31/17	700	700
1.00%, 12/31/17	1,000	1,004
0.88%, 1/15/18	250	251
0.75%, 1/31/18	500	500
0.88%, 1/31/18	700	702
1.00%, 2/15/18	500	502
3.50%, 2/15/18	350	363
0.75%, 2/28/18	1,150	1,150
1.00%, 3/15/18	1,250	1,255
0.75%, 3/31/18	550	550
0.88%, 3/31/18	750	752
2.88%, 3/31/18	250	258
0.75%, 4/15/18	250	250
0.63%, 4/30/18	500	499
2.63%, 4/30/18	200	206
1.00%, 5/15/18	350	351
3.88%, 5/15/18	150	158
0.88%, 5/31/18	250	251
1.00%, 5/31/18	850	853
1.13%, 6/15/18	450	453
0.63%, 6/30/18	650	649
1.38%, 6/30/18	400	404
0.88%, 7/15/18	800	802
0.75%, 7/31/18	500	500
1.38%, 7/31/18	400	404
1.00%, 8/15/18	750	753
0.75%, 8/31/18	500	500
1.50%, 8/31/18	765	775
1.00%, 9/15/18	400	402
0.75%, 9/30/18	500	500
1.38%, 9/30/18	750	758

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Notes – 82.8% – continued
0.88%, 10/15/18	$350	$351
1.25%, 10/31/18	500	505
1.75%, 10/31/18	200	204
1.25%, 11/15/18	300	303
3.75%, 11/15/18	400	425
1.25%, 11/30/18	500	505
1.38%, 11/30/18	250	253
1.25%, 12/15/18	550	555
1.38%, 12/31/18	250	253
1.50%, 12/31/18	750	761
1.13%, 1/15/19	500	503
1.25%, 1/31/19	350	353
1.50%, 1/31/19	450	457
0.75%, 2/15/19	800	798
2.75%, 2/15/19	400	418
1.38%, 2/28/19	500	506
1.50%, 2/28/19	400	406
1.00%, 3/15/19	500	502
1.50%, 3/31/19	200	203
1.63%, 3/31/19	600	611
0.88%, 4/15/19	500	500
1.25%, 4/30/19	500	505
1.63%, 4/30/19	550	561
0.88%, 5/15/19	450	450
3.13%, 5/15/19	500	529
1.13%, 5/31/19	400	403
1.50%, 5/31/19	600	610
0.88%, 6/15/19	500	500
1.63%, 6/30/19	1,000	1,020
0.75%, 7/15/19	750	748
0.88%, 7/31/19	715	715
1.63%, 7/31/19	500	510
0.75%, 8/15/19	500	498
1.00%, 8/31/19	675	677
1.63%, 8/31/19	250	255
0.88%, 9/15/19	500	500
1.00%, 9/30/19	575	577
1.75%, 9/30/19	500	512
1.50%, 10/31/19	1,000	1,018
1.00%, 11/30/19	1,000	1,002
1.63%, 12/31/19	1,500	1,532
1.25%, 1/31/20	1,000	1,009
1.38%, 1/31/20	350	355

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Notes – 82.8% – continued
3.63%, 2/15/20	$500	$544
1.25%, 2/29/20	350	353
1.38%, 2/29/20	150	152
1.13%, 3/31/20	250	251
1.38%, 3/31/20	200	203
1.13%, 4/30/20	1,000	1,004
3.50%, 5/15/20	350	381
1.38%, 5/31/20	400	405
1.50%, 5/31/20	1,300	1,322
1.63%, 6/30/20	550	562
1.63%, 7/31/20	600	613
2.00%, 7/31/20	200	207
2.63%, 8/15/20	300	318
1.38%, 8/31/20	1,000	1,012
2.13%, 8/31/20	335	349
1.38%, 9/30/20	1,000	1,012
1.38%, 10/31/20	1,605	1,624
1.75%, 10/31/20	480	493
2.63%, 11/15/20	585	621
1.63%, 11/30/20	500	511
2.00%, 11/30/20	325	337
1.75%, 12/31/20	1,305	1,340
1.38%, 1/31/21	1,050	1,062
2.13%, 1/31/21	175	182
3.63%, 2/15/21	300	332
1.13%, 2/28/21	1,000	1,001
2.00%, 2/28/21	390	405
1.25%, 3/31/21	1,100	1,106
2.25%, 3/31/21	350	367
1.38%, 4/30/21	750	758
2.25%, 4/30/21	375	393
3.13%, 5/15/21	475	517
1.38%, 5/31/21	850	859
2.00%, 5/31/21	350	363
1.13%, 6/30/21	600	599
2.13%, 6/30/21	450	470
1.13%, 7/31/21	750	749
2.25%, 7/31/21	475	499
2.13%, 8/15/21	750	783
1.13%, 8/31/21	500	500
2.00%, 8/31/21	500	519
1.13%, 9/30/21	450	449
2.13%, 9/30/21	450	470

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S.TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Notes – 82.8% – continued
2.00%, 10/31/21	$600	$623
2.00%, 11/15/21	725	753
1.88%, 11/30/21	550	568
2.13%, 12/31/21	475	497
1.50%, 1/31/22	500	507
2.00%, 2/15/22	425	442
1.75%, 2/28/22	500	513
1.75%, 3/31/22	860	882
1.75%, 4/30/22	450	461
1.75%, 5/15/22	375	384
1.88%, 5/31/22	550	568
2.13%, 6/30/22	450	471
2.00%, 7/31/22	300	312
1.63%, 8/15/22	800	814
1.88%, 8/31/22	475	490
1.75%, 9/30/22	500	512
1.88%, 10/31/22	575	593
1.63%, 11/15/22	555	564
2.00%, 11/30/22	300	312
2.13%, 12/31/22	725	759
1.75%, 1/31/23	825	845
2.00%, 2/15/23	675	701
1.50%, 2/28/23	800	806
1.50%, 3/31/23	450	453
1.63%, 4/30/23	650	660
1.75%, 5/15/23	1,075	1,099
1.63%, 5/31/23	450	456
1.38%, 6/30/23	850	849
1.25%, 7/31/23	500	495
2.50%, 8/15/23	650	696
1.38%, 8/31/23	500	498
1.38%, 9/30/23	400	399
2.75%, 11/15/23	850	926
2.75%, 2/15/24	1,000	1,091
2.50%, 5/15/24	1,425	1,531
2.38%, 8/15/24	975	1,039
2.25%, 11/15/24	1,025	1,082
2.00%, 2/15/25	1,125	1,165
2.13%, 5/15/25	800	836
2.00%, 8/15/25	1,050	1,087
2.25%, 11/15/25	1,550	1,636

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Notes – 82.8% – continued
1.63%, 2/15/26	$1,250	$1,252
1.63%, 5/15/26	1,650	1,652
1.50%, 8/15/26	900	891
		104,781
Total U.S. Government Obligations
(Cost $121,177)		125,479

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.4%

Northern Institutional Funds - U.S. Government Portfolio, 0.22% (1)(2)	491,873	$492
Total Investment Companies
(Cost $492)		492

Total Investments – 99.6%
(Cost $121,669)		125,971

Other Assets less Liabilities – 0.4%		528
NET ASSETS – 100.0%		$126,499

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of September 30, 2016 is disclosed. Percentages shown are based on Net Assets.

At September 30, 2016, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.6%
Cash Equivalents	0.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 –Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations (1)	$–	$125,479	$–	$125,479
Investment Companies	492	–	–	492
Total Investments	$492	$125,479	$–	$125,971

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 45 funds as of September 30, 2016, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of

FIXED INCOME INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2016, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On February 14, 2014, the Bond Index Fund entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. At September 30, 2016, the Bond Index Fund received cash from brokers as collateral. The amount of the cash collateral received is included in Collateral held at custodian with the corresponding payable included in the Due to brokers in the Statements of Assets and Liabilities. No collateral has been pledged by the Fund as of September 30, 2016.

D) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase. For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Bond Index	Daily	Monthly

U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2016, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)

Bond Index	$4,520	$(4,520)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

At March 31, 2016, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED		UNREALIZED GAINS (LOSSES)
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$1,447	$1,474	$93,162

U.S. Treasury Index	75	170	3,184

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$ –	$69,191	$4,687

U.S. Treasury Index	–	1,464	899

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$ –	$62,935	$1,892

U.S. Treasury Index	–	1,374	304

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2016, neither Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2013 through March 31, 2015, and November 30, 2012, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their

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SEPTEMBER 30, 2016 (UNAUDITED)

customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2016.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2016.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which was included in Other expenses on the Statements of Operations.

At a meeting held on November 16-17, 2016, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 21, 2016 and will expire on November 20, 2017, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2016.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below.

The amount of the reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2016, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Bond Index	0.13%	0.15%

U.S. Treasury Index	0.13%	0.15%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2017. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22,

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NOTES TO THE FINANCIAL STATEMENTS continued

2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds (see Note 11) and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Bond Index Fund and U.S. Treasury Index Fund currently invest uninvested cash in the Diversified Assets Portfolio or the U.S. Government Portfolio (collectively, the “Portfolios”) (see Note 11), each a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to each Fund by NTI as a result of uninvested cash being invested in the Portfolios. Each Fund bears indirectly a proportionate share of the applicable Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolios pay to NTI and/or its affiliates. At September 30, 2016, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolios’ prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets and 0.25 percent of average daily net assets for the U.S. Government Portfolio. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolios. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$965,147	$204,312	$790,790	$92,384

U.S. Treasury Index	24,502	–	21,882	–

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2016, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Bond Index	$128,993	$(2,157)	$126,836	$2,888,699

U.S. Treasury Index	4,184	(47)	4,137	121,834

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	51,012	$552,145	813	$8,807	(25,699)	$(278,449)	26,126	$282,503

U.S. Treasury Index	960	21,382	43	941	(922)	(20,515)	81	1,808

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SEPTEMBER 30, 2016 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Bond Index	81,654	$867,845	1,833	$19,463	(90,325)	$(960,296)	(6,838)	$(72,988)

U.S. Treasury Index	4,428	96,864	108	2,344	(3,070)	(67,170)	1,466	32,038

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2016, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME		VALUE, END OF PERIOD

Bond Index	Northern Institutional Funds - Diversified Assets Portfolio *	$108,568	$298,402	$317,478	$ –	$ –	$115		$89,492

U.S. Treasury Index	Northern Institutional Funds - U.S. Government Portfolio	1,837	20,950	22,295	–	–	–	**	492

*	See Note 11.

**	Amount rounds to less than one thousand.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the item noted below.

Prior to October 1, 2016, the uninvested cash of the Bond Index Fund was invested in the Northern Institutional Funds Diversified Assets Portfolio. Effective October 1, 2016, the Diversified Assets Portfolio changed its name to the Government Assets Portfolio and changed its investment strategy to that of a “government money market fund.” The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Northern Institutional Funds Government Assets Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse the Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund.

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FUND EXPENSES SEPTEMBER 30, 2016 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2016 through September 30, 2016.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/16 - 9/30/16” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 87), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.15%	$1,000.00	$1,025.80	$0.76
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

U.S. TREASURY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.16%	$1,000.00	$1,017.00	$0.81
Hypothetical**	0.16%	$1,000.00	$1,024.27	$0.81

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2016 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust including the reviews of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge (doing business as “Lipper”), a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by

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FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in prior years, including enhancements to cybersecurity controls. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel and noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted that the Bond Index Fund outperformed its Lipper performance universe average for the one-, three- and five-year periods ended January 31, 2016 and that the U.S. Treasury Index Fund outperformed its Lipper performance universe average for the one-year period and underperformed for the three- and five-year periods. The Trustees also noted that each of the Funds underperformed against its benchmark for the one-, three-, and five-year periods ended March 31, 2016. The Trustees took into account management’s discussion of the Funds’ performance, including the Funds’ more recent one-year performance relative to their benchmarks and to their peers. The Trustees also considered the high level of correlation and the relatively low tracking error between each of the Funds and its respective index benchmark. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that the Funds were sweeping uninvested cash into a Northern affiliated money market fund, and that Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the net management fee for the Bond Index Fund was above its Lipper peer group median and for U.S. Treasury Index Fund was below its Lipper peer group median. They also considered

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SEPTEMBER 30, 2016 (UNAUDITED)

that each of the Funds’ total expense ratios after reimbursement of expenses and/or waivers was below its respective Lipper category objective median. The Trustees took into account Northern’s discussion of the Funds’ expenses. The Trustees also noted that Northern had waived fees and/or reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Bond Index Fund’s fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the U.S. Treasury Index Fund. With respect to the Bond Index Fund, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds. The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements and/or fee waivers during the year and took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Fund did not have breakpoints. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also noted that total expenses of each of the Funds after reimbursements/waivers was below the objective median of their respective Lipper category.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND
Ticker Symbol: NOAZX

20	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NCITX

28	CALIFORNIA TAX-EXEMPT FUND
Ticker Symbol: NCATX

33	HIGH YIELD MUNICIPAL FUND
Ticker Symbol: NHYMX

43	INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NOITX

64	SHORT-INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NSITX

82	TAX-EXEMPT FUND
Ticker Symbol: NOTEX

95	NOTES TO THE FINANCIAL STATEMENTS

102	FUND EXPENSES

104	APPROVAL OF MANAGEMENT AGREEMENT

108	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND
ASSETS:
Investments, at value	$129,233	$532,614	$205,332
Investments in affiliates, at value	19,904	23,075	10,886
Interest income receivable	1,042	5,471	2,022
Dividend income receivable	4	4	2
Receivable for securities sold	542	2,084	6,289
Receivable for fund shares sold	16	1,557	69
Receivable from investment adviser	5	7	7
Prepaid and other assets	12	6	7
Total Assets	150,758	564,818	224,614
LIABILITLIES:
Payable for securities purchased	–	–	2,332
Payable for when-issued securities	16,318	24,276	10,622
Payable for fund shares redeemed	10	272	342
Distributions payable to shareholders	34	136	65
Payable to affiliates:
Management fees	10	38	15
Custody fees	2	3	2
Shareholder servicing fees	–	4	–
Transfer agent fees	–	1	–
Trustee fees	4	4	4
Accrued other liabilities	26	26	26
Total Liabilities	16,404	24,760	13,408
Net Assets	$134,354	$540,058	$211,206
ANALYSIS OF NET ASSETS:
Capital stock	$126,506	$508,584	$192,724
Accumulated undistributed net investment loss	(10)	(4)	(1)
Accumulated undistributed net realized gain (loss)	1,396	5,366	2,554
Net unrealized appreciation	6,462	26,112	15,929
Net Assets	$134,354	$540,058	$211,206
Shares Outstanding ($.0001 par value, unlimited authorization)	12,171	48,697	17,365
Net Asset Value, Redemption and Offering Price Per Share	$11.04	$11.09	$12.16
Investments, at cost	$122,771	$506,502	$189,403
Investments in affiliates, at cost	19,904	23,075	10,886

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2016 (UNAUDITED)

HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$630,676	$3,213,828	$1,108,150	$1,183,950
37,323	253,630	18,657	85,501
8,724	31,202	12,085	12,296
10	64	11	21
–	30,558	–	7,847
2,241	3,921	678	5,730
7	51	12	16
3	7	10	4
678,984	3,533,261	1,139,603	1,295,365

2,894	54,489	1,415	3,766
–	52,560	8,954	52,024
278	1,507	998	31
277	665	144	362

85	235	79	87
3	8	3	4
7	93	–	11
2	8	3	3
4	15	5	8
28	70	31	26
3,578	109,650	11,632	56,322
$675,406	$3,423,611	$1,127,971	$1,239,043

$666,649	$3,273,654	$1,105,082	$1,184,441
–	(199)	(290)	(256)
(35,051)	47,637	1,813	3,212
43,808	102,519	21,366	51,646
$675,406	$3,423,611	$1,127,971	$1,239,043
73,741	313,920	107,722	112,942
$9.16	$10.91	$10.47	$10.97
$586,868	$3,111,309	$1,086,784	$1,132,304
37,323	253,630	18,657	85,501

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest income	$1,857	$7,297
Dividend income from investments in affiliates	7	8
Total Investment Income	1,864	7,305
EXPENSES:
Management fees	264	1,132
Custody fees	13	33
Transfer agent fees	9	40
Registration fees	13	12
Printing fees	8	8
Professional fees	19	19
Shareholder servicing fees	25	77
Trustee fees	6	6
Other	7	7
Total Expenses	364	1,334
Less expenses reimbursed by investment adviser	(81)	(142)
Net Expenses	283	1,192
Net Investment Income	1,581	6,113
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
Investments	888	3,955
Net change in unrealized appreciation (depreciation) on:
Investments	(130)	(1,041)
Net Gains (Losses)	758	2,914
Net Increase in Net Assets Resulting from Operations	$2,339	$9,027

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$3,274	$13,515	$37,700	$9,241	$18,758
5	18	129	21	42
3,279	13,533	37,829	9,262	18,800

437	2,466	6,982	2,483	2,492
17	38	178	64	67
15	48	250	87	87
12	18	34	19	18
8	8	26	12	9
19	19	31	19	19
80	29	524	52	84
6	6	20	6	7
7	7	21	10	7
601	2,639	8,066	2,752	2,790
(137)	(71)	(557)	(145)	(175)
464	2,568	7,509	2,607	2,615
2,815	10,965	30,320	6,655	16,185

1,864	682	25,945	1,646	9,509

(344)	8,420	(670)	(2,569)	(2,219)
1,520	9,102	25,275	(923)	7,290
$4,335	$20,067	$55,595	$5,732	$23,475

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016
OPERATIONS:
Net investment income	$1,581	$3,126	$6,113	$12,532
Net realized gains (losses)	888	554	3,955	1,411
Net change in unrealized appreciation (depreciation)	(130)	387	(1,041)	5,255
Net Increase in Net Assets Resulting from Operations	2,339	4,067	9,027	19,198
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	24,101	19,052	28,992	26,286
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	24,101	19,052	28,992	26,286
DISTRIBUTIONS PAID:
From net investment income	(1,581)	(3,126)	(6,113)	(12,532)
From net realized gains	–	(544)	–	(861)
Total Distributions Paid	(1,581)	(3,670)	(6,113)	(13,393)
Total Increase (Decrease) in Net Assets	24,859	19,449	31,906	32,091
NET ASSETS:
Beginning of period	109,495	90,046	508,152	476,061
End of period	$134,354	$109,495	$540,058	$508,152
Accumulated Undistributed Net Investment Loss	$(10)	$(10)	$(4)	$(4)

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2016

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016

$2,815	$4,996	$10,965	$15,453	$30,320	$63,946	$6,655	$14,911	$16,185	$32,199
1,864	1,343	682	(136)	25,945	21,774	1,646	167	9,509	5,356
(344)	1,606	8,420	6,843	(670)	23,255	(2,569)	2,531	(2,219)	4,913
4,335	7,945	20,067	22,160	55,595	108,975	5,732	17,609	23,475	42,468

19,945	40,961	90,400	232,589	237,851	(14,772)	(31,653)	(234,438)	167,025	190,368
19,945	40,961	90,400	232,589	237,851	(14,772)	(31,653)	(234,438)	167,025	190,368

(2,815)	(4,996)	(10,965)	(15,453)	(30,320)	(63,945)	(6,657)	(14,910)	(16,185)	(32,199)
–	–	–	–	–	(12,678)	–	(437)	–	–
(2,815)	(4,996)	(10,965)	(15,453)	(30,320)	(76,623)	(6,657)	(15,347)	(16,185)	(32,199)
21,465	43,910	99,502	239,296	263,126	17,580	(32,578)	(232,176)	174,315	200,637

189,741	145,831	575,904	336,608	3,160,485	3,142,905	1,160,549	1,392,725	1,064,728	864,091
$211,206	$189,741	$675,406	$575,904	$3,423,611	$3,160,485	$1,127,971	$1,160,549	$1,239,043	$1,064,728
$(1)	$(1)	$–	$–	$(199)	$(199)	$(290)	$(288)	$(256)	$(256)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.96		$10.93	$10.66		$11.03		$10.91		$10.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.34	0.36		0.36		0.35		0.36
Net realized and unrealized gains (losses)	0.08		0.09	0.30		(0.33)		0.26		0.87
Total from Investment Operations	0.23		0.43	0.66		0.03		0.61		1.23
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)		(0.34)	(0.36)		(0.36)		(0.35)		(0.36)
From net realized gains	–		(0.06)	(0.03)		(0.04)		(0.14)		(0.04)
Total Distributions Paid	(0.15)		(0.40)	(0.39)		(0.40)		(0.49)		(0.40)
Net Asset Value, End of Period	$11.04		$10.96	$10.93		$10.66		$11.03		$10.91
Total Return(1)	2.04%		4.06%	6.26%		0.41%		5.63%		12.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$134,354		$109,495	$90,046		$78,914		$120,839		$116,616
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.46	%(3)	0.46%	0.46	%(3)	0.45	%(3)	0.45	%(3)	0.67	%(3)
Expenses, before reimbursements and credits	0.59%		0.59%	0.70%		0.96%		0.93%		0.94%
Net investment income, net of reimbursements and credits	2.57	%(3)	3.17%	3.32	%(3)	3.38	%(3)	3.16	%(3)	3.34	%(3)
Net investment income, before reimbursements and credits	2.44%		3.04%	3.08%		2.87%		2.68%		3.07%
Portfolio Turnover Rate	36.56%		60.73%	85.31%		30.69%		34.54%		50.48%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $11,000, which represent 0.02 percent of average net assets for the six months ended September 30, 2016, less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2015 and 2014 and approximately $2,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$11.03		$10.90	$10.57		$10.84		$10.74		$10.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.28	0.28		0.30		0.32		0.34
Net realized and unrealized gains (losses)	0.06		0.15	0.33		(0.25)		0.23		0.70
Total from Investment Operations	0.19		0.43	0.61		0.05		0.55		1.04
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)		(0.28)	(0.28)		(0.30)		(0.33)		(0.34)
From net realized gains	–		(0.02)	–		(0.02)		(0.12)		–
Total Distributions Paid	(0.13)		(0.30)	(0.28)		(0.32)		(0.45)		(0.34)
Net Asset Value, End of Period	$11.09		$11.03	$10.90		$10.57		$10.84		$10.74
Total Return(1)	1.72%		4.03%	5.84%		0.54%		5.17%		10.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$540,058		$508,152	$476,061		$359,151		$411,822		$345,391
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.67	%(3)
Expenses, before reimbursements and credits	0.51%		0.50%	0.58%		0.86%		0.86%		0.85%
Net investment income, net of reimbursements and credits	2.32	%(3)	2.59%	2.61	%(3)	2.90	%(3)	2.92	%(3)	3.20	%(3)
Net investment income, before reimbursements and credits	2.26%		2.54%	2.48%		2.49%		2.51%		3.02%
Portfolio Turnover Rate	29.63%		81.80%	106.30%		98.76%		55.59%		53.21%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $19,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2016, less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $3,000, $6,000 and $3,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$12.06		$11.86	$11.26		$11.78		$11.57		$10.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.38	0.38		0.40		0.35		0.37
Net realized and unrealized gains (losses)	0.10		0.20	0.60		(0.31)		0.53		1.31
Total from Investment Operations	0.27		0.58	0.98		0.09		0.88		1.68
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.38)	(0.38)		(0.40)		(0.35)		(0.37)
From net realized gains	–		–	–		(0.21)		(0.32)		(0.09)
Total Distributions Paid	(0.17)		(0.38)	(0.38)		(0.61)		(0.67)		(0.46)
Net Asset Value, End of Period	$12.16		$12.06	$11.86		$11.26		$11.78		$11.57
Total Return(1)	2.23%		4.97%	8.84%		0.97%		7.73%		16.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$211,206		$189,741	$145,831		$119,640		$164,113		$149,252
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.46	%(3)	0.46%	0.46	%(3)	0.45	%(3)	0.45	%(3)	0.66	%(3)
Expenses, before reimbursements and credits	0.59%		0.60%	0.71%		0.99%		0.97%		0.99%
Net investment income, net of reimbursements and credits	2.76	%(3)	3.18%	3.29	%(3)	3.55	%(3)	2.93	%(3)	3.25	%(3)
Net investment income, before reimbursements and credits	2.63%		3.04%	3.04%		3.01%		2.41%		2.92%
Portfolio Turnover Rate	40.35%		131.91%	194.12%		150.19%		145.22%		201.67%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2016, less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $1,000, $6,000 and $3,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2014, 2013, and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$9.02		$8.93	$8.49		$9.04		$8.66		$7.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.33	0.38		0.40		0.40		0.37
Net realized and unrealized gains (losses)	0.14		0.09	0.44		(0.55)		0.38		0.89
Total from Investment Operations	0.30		0.42	0.82		(0.15)		0.78		1.26
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)		(0.33)	(0.38)		(0.40)		(0.40)		(0.37)
Total Distributions Paid	(0.16)		(0.33)	(0.38)		(0.40)		(0.40)		(0.37)
Net Asset Value, End of Period	$9.16		$9.02	$8.93		$8.49		$9.04		$8.66
Total Return(1)	3.30%		4.80%	9.79%		(1.51)%		9.10%		16.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$675,406		$575,904	$336,608		$240,728		$327,321		$398,856
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.80	%(3)	0.80%	0.80	%(3)	0.80	%(3)	0.80	%(3)	0.84	%(3)
Expenses, before reimbursements and credits	0.82%		0.83%	0.89%		0.98%		0.97%		0.94%
Net investment income, net of reimbursements and credits	3.41	%(3)	3.67%	4.29	%(3)	4.73	%(3)	4.42	%(3)	4.50	%(3)
Net investment income, before reimbursements and credits	3.39%		3.64%	4.20%		4.55%		4.25%		4.40%
Portfolio Turnover Rate	1.24%		7.20%	8.16%		10.66%		6.29%		9.19%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $32,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2016, less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $1,000, $2,000 and $18,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.82		$10.71	$10.44		$10.70		$10.69		$9.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.22	0.21		0.23		0.23		0.25
Net realized and unrealized gains (losses)	0.09		0.15	0.30		(0.21)		0.23		0.76
Total from Investment Operations	0.19		0.37	0.51		0.02		0.46		1.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)		(0.22)	(0.21)		(0.23)		(0.23)		(0.25)
From net realized gains	–		(0.04)	(0.03)		(0.05)		(0.22)		(0.02)
Total Distributions Paid	(0.10)		(0.26)	(0.24)		(0.28)		(0.45)		(0.27)
Net Asset Value, End of Period	$10.91		$10.82	$10.71		$10.44		$10.70		$10.69
Total Return(1)	1.76%		3.54%	4.90%		0.26%		4.33%		10.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,423,611		$3,160,485	$3,142,905		$2,369,509		$2,537,342		$2,294,633
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45%	0.45	%(3)	0.44	%(3)	0.43	%(3)	0.64	%(3)
Expenses, before reimbursements and credits	0.48%		0.49%	0.57%		0.85%		0.86%		0.85%
Net investment income, net of reimbursements and credits	1.82	%(3)	2.04%	1.95	%(3)	2.27	%(3)	2.10	%(3)	2.40	%(3)
Net investment income, before reimbursements and credits	1.79%		2.00%	1.83%		1.86%		1.67%		2.19%
Portfolio Turnover Rate	49.87%		127.92%	128.42%		107.28%		109.82%		135.53%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $188,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2016, and approximately $6,000, $38,000, $170,000 and $242,000, which represent less than 0.005, 0.005, 0.01 and 0.01 percent of average net assets for each of the fiscal years ended March 31, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.48		$10.46	$10.46		$10.58		$10.65		$10.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.12	0.14		0.15		0.17		0.16
Net realized and unrealized gains (losses)	(0.01)		0.02	–		(0.12)		(0.03)		0.17
Total from Investment Operations	0.05		0.14	0.14		0.03		0.14		0.33
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)		(0.12)	(0.14)		(0.15)		(0.19)		(0.16)
From net realized gains	–		– (1)	–		–	(1)	(0.02)		–
Total Distributions Paid	(0.06)		(0.12)	(0.14)		(0.15)		(0.21)		(0.16)
Net Asset Value, End of Period	$10.47		$10.48	$10.46		$10.46		$10.58		$10.65
Total Return(2)	0.48%		1.41%	1.33%		0.33%		1.27%		3.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,127,971		$1,160,549	$1,392,725		$1,329,074		$1,178,323		$1,112,988
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45	%(4)	0.45%	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.64	%(4)
Expenses, before reimbursements and credits	0.48%		0.48%	0.55%		0.79%		0.79%		0.79%
Net investment income, net of reimbursements and credits	1.15	%(4)	1.18%	1.32	%(4)	1.45	%(4)	1.58	%(4)	1.50	%(4)
Net investment income, before reimbursements and credits	1.12%		1.15%	1.22%		1.11%		1.24%		1.35%
Portfolio Turnover Rate	11.96%		20.01%	23.13%		20.44%		16.14%		16.47%

(1)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $26,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2016, and approximately $1,000, $13,000, $28,000 and $117,000, which represents less than 0.005, 0.005, 0.005 and 0.01 percent of average net assets for each of the fiscal years ended March 31, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$10.89		$10.80	$10.44		$10.95		$10.92		$9.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.36	0.38		0.38		0.32		0.36
Net realized and unrealized gains (losses)	0.08		0.09	0.36		(0.37)		0.31		0.97
Total from Investment Operations	0.24		0.45	0.74		0.01		0.63		1.33
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)		(0.36)	(0.38)		(0.38)		(0.32)		(0.36)
From net realized gains	–		–	–		(0.14)		(0.28)		–
Total Distributions Paid	(0.16)		(0.36)	(0.38)		(0.52)		(0.60)		(0.36)
Net Asset Value, End of Period	$10.97		$10.89	$10.80		$10.44		$10.95		$10.92
Total Return(1)	2.15%		4.29%	7.16%		0.30%		5.85%		13.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,239,043		$1,064,728	$864,091		$746,780		$1,174,598		$1,154,365
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.66	%(3)
Expenses, before reimbursements and credits	0.48%		0.48%	0.58%		0.86%		0.85%		0.85%
Net investment income, net of reimbursements and credits	2.79	%(3)	3.37%	3.53	%(3)	3.62	%(3)	2.85	%(3)	3.40	%(3)
Net investment income, before reimbursements and credits	2.76%		3.34%	3.40%		3.21%		2.45%		3.21%
Portfolio Turnover Rate	53.90%		111.59%	164.86%		129.73%		167.86%		174.06%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $80,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2016, and approximately $1,000, $13,000, $63,000 and $67,000, which represent less than 0.005, 0.005, 0.01 and 0.01 percent of average net assets for each of the fiscal years ended March 31, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9%

Arizona – 93.9%

Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds, 5.00%, 7/1/29	$825	$1,037

Arizona Board of Regents State University System Revenue Bonds, Series D, 5.00%, 7/1/26	500	633

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds, 5.00%, 7/1/35	1,000	1,210
5.00%, 7/1/41	1,000	1,195

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B, 5.00%, 7/1/28	1,860	2,321

Arizona Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	500	554

Arizona Board of Regents University System Revenue Refunding Bonds, 3.00%, 6/1/34	1,000	1,021

Arizona State School Facilities Board COPS, Prerefunded, 5.25%, 9/1/18 (1)	2,000	2,167

Arizona State School Facilities Board Refunding COPS, Series A, 5.00%, 9/1/23	1,750	2,148

Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded, 5.00%, 7/1/18 (1)	1,000	1,072

Arizona State Transportation Board Highway Revenue Refunding Bonds, 7/1/30 (2)	3,000	3,796

Buckeye Excise Tax Obligations Revenue Refunding Bonds, 4.00%, 7/1/27	100	115
3.00%, 7/1/31	100	102
3.00%, 7/1/32	135	138

Central Arizona State Water Conservation District Water Delivery O&M Revenue Bonds, Central Arizona Project, 5.00%, 1/1/31	840	1,041

Chandler Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/24	1,500	1,895

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Arizona – 93.9% – continued

Chandler G.O. Limited Refunding Bonds, 3.00%, 7/1/25	$1,000	$1,106

Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGC Insured), 5.00%, 7/1/22	1,345	1,494

Cottonwood Pledged Revenue Refunding Bonds (BAM Insured), 3.00%, 7/1/21	795	859
4.00%, 7/1/24	975	1,145
4.00%, 7/1/25	975	1,153

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,112

Glendale Water & Sewer Revenue Bonds, Subordinate Lien (AGM Insured), Prerefunded, 5.00%, 1/1/18 (1)	2,000	2,103

Goodyear G.O. Unlimited Refunding Bonds, 7/1/37 (2)	2,500	2,457

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, 6.00%, 7/1/31	1,000	1,087

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL Insured), 5.00%, 7/1/22	1,000	1,031

Goodyear Public Improvement Corp. Municipal Facilities Revenue Refunding Bonds, Series A, 7/1/30 (2)	800	906
7/1/31 (2)	1,500	1,686
7/1/32 (2)	3,000	2,989

Goodyear Public Improvement Corp. Municipal Facilities Revenue Refunding Bonds, Series B, 7/1/30 (2)	625	707

Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured), 5.25%, 7/1/31	1,000	1,160

Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	2,000	2,131

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Arizona – 93.9% – continued
5.25%, 8/1/31	$1,005	$1,073

Marana Municipal Property Corp. Facilities Revenue Bonds, Series A, 5.25%, 7/1/23	1,970	2,110

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, Prerefunded, 4.50%, 7/1/19 (1)	1,190	1,306

Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010, 5.25%, 7/1/28 (3)	940	1,170
5.50%, 7/1/29 (3)	485	612
5.50%, 7/1/30 (3)	375	471

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	242

Maricopa County School District No. 41 Gilbert G.O. Unlimited Bonds, Series A, School Improvement Project of 2015 (BAM Insured), 3.00%, 7/1/28	2,890	3,089

Maricopa County School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2013 (AGM Insured), 3.00%, 7/1/25	400	436
3.00%, 7/1/26	430	466
3.00%, 7/1/27	665	712

Maricopa County Unified School District No. 11 Peoria G.O. Limited Refunding Bonds, School Improvement (AGM Insured), 5.00%, 7/1/21	1,820	2,132
3.00%, 7/1/23	1,900	2,091

Maricopa County Unified School District No. 60 Higley G.O. Limited Refunding Bonds, School Improvement (AGM Insured), 5.00%, 7/1/25	1,500	1,891

Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	1,071

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Arizona – 93.9% – continued

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011, 4.50%, 7/1/27	$1,700	$1,982

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	175	187

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010, 4.00%, 7/1/22	1,040	1,164

Maricopa County Unified School District No. 89 Dysart G.O. Limited Refunding Bonds (BAM Insured), 2.00%, 7/1/25	3,000	3,044

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	500	516

Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series B, School Improvement Project of 2014 (AGM Insured), 3.00%, 7/1/27	500	547

Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds, 5.00%, 7/1/26	400	500

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement Projects of 2010 & 2014, 2.25%, 7/1/26	800	844

Maricopa County Union High School District No. 216 Agua Fria G.O. Unlimited Bonds, Series A, School Improvement Project of 2015, 3.00%, 7/1/24	250	275

Mesa G.O. Limited Refunding Bonds, Series A, 3.00%, 7/1/25	1,550	1,717
4.00%, 7/1/27	1,000	1,203

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Arizona – 93.9% – continued

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	$1,000	$1,229

Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured), 5.50%, 7/1/21	1,000	1,124
5.00%, 7/1/23	1,000	1,111

Northern Arizona University Revenue Refunding Bonds, 5.00%, 6/1/31	750	922

Phoenix Civic Improvement Corp. Subordinated Excise Tax Revenue Refunding Bonds, Series A, 5.00%, 7/1/28	1,125	1,401

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	1,827
5.50%, 7/1/21	1,080	1,167

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	1,530	1,771

Pima County Regional Transportation Fund Excise TRB, 5.00%, 6/1/21	1,500	1,765

Pima County Sewer Revenue Bonds, Series B, Prerefunded, 5.00%, 7/1/21 (1)	1,000	1,180

Pima County Sewer System Revenue Bonds, 5.00%, 7/1/25	1,000	1,226

Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded, 5.00%, 7/1/20 (1)	1,350	1,549

Pima County Sewer System Revenue Refunding Bonds, 5.00%, 7/1/22	2,000	2,420

Pima County Street & Highway Revenue Bonds, Prerefunded, 4.00%, 7/1/19 (1)	1,970	2,132

Pima County Street & Highway Revenue Refunding Bonds, 5.00%, 7/1/22	1,575	1,898

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Arizona – 93.9% – continued

Pima County Unified School District No. 1 Tucson G.O. Limited Refunding Bonds, Series D (BAM Insured), 3.00%, 7/1/27	$1,000	$1,070

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007, 5.00%, 7/1/24	1,005	1,223

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,196

Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	2,108

Queen Creek Excise Tax & State Shared Revenue Refunding Bonds, 8/1/27 (2)	2,895	3,666

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/39	1,225	1,328

Santa Cruz County Pledged Revenue Refunding Bonds (AGM Insured), 3.13%, 7/1/38	755	777

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	2,675	3,402

Tempe G.O. Unlimited Refunding Bonds, Series B, 2.00%, 7/1/21	700	726

Tempe Union High School District No. 213 G.O. Unlimited Refunding Bonds, 4.00%, 7/1/26	805	960

Tucson Airport Authority, Inc. Revenue Bonds (AMT), Subordinate Lien (NATL Insured), 5.00%, 12/1/23	1,135	1,143

Tucson COPS (AGC Insured), Prerefunded, 5.00%, 7/1/19 (1)	2,000	2,220

Tucson G.O. Unlimited Bonds, Series D, 3.00%, 7/1/24	850	931

Tucson Refunding COPS (AGM Insured), 5.00%, 7/1/26	750	943

Tucson Water Revenue Bonds, 3.00%, 7/1/27	500	539

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Arizona – 93.9% – continued

Tucson Water System Revenue Bonds, 5.00%, 7/1/25	$1,825	$2,128

Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), Prerefunded, 5.00%, 7/1/17 (1)	1,590	1,640

Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,032
5.00%, 7/1/28	1,945	2,008
		126,184
Total Municipal Bonds
(Cost $119,720)		126,184

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 14.8%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.33% ^(4)(5)	19,903,541	$19,904
Total Investment Companies
(Cost $19,904)		19,904

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.3%

Scottsdale G.O. Limited Refunding Bonds, 3.00%, 7/1/17	$3,000	$3,049
Total Short Term Investments
(Cost $3,051)		3,049

Total Investments – 111.0%
(Cost $142,675)		149,137

Liabilities less Other Assets – (11.0%)		(14,783)
NET ASSETS – 100.0%		$134,354

(1)	Maturity date represents the prerefunded date.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(3)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of September 30, 2016 is disclosed.

^	See Note 11 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	6.8%
AA	68.4
A	11.4
Cash Equivalents	13.4

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	13.3%
General	23.2
General Obligations	9.5
Higher Education	6.0
School District	22.1
Water	12.5
Transportation	6.0
All other sectors less than 5%	7.4

Total	100.0%

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$126,184	$–	$126,184
Investment Companies	19,904	–	–	19,904
Short-Term Investments	–	3,049	–	3,049
Total Investments	$19,904	$129,233	$–	$149,137

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC	Assured Guarantee Corporation

AGM	Assured Guarantee Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax

BAM	Build America Mutual

COPS	Certificates of Participation

G.O.	General Obligation

NATL	National Public Finance Guarantee Corporation

TRB	Tax Revenue Bonds

XLCA	XL Capital Assurance

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1%

California – 97.1%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects, 4.00%, 12/1/24	$850	$996

Anaheim Public Financing Authority Electric System District Facilities Revenue Bonds (NATL Insured), 4.50%, 10/1/37	3,000	3,053

Antelope Valley-East Kern Water Agency Water Revenue Refunding Bonds, 5.00%, 6/1/27	500	640
5.00%, 6/1/28	565	717

Banning Unified School District G.O. Unlimited Bonds, Series A, Election of 2006 (BHAC-CR FGIC Insured), Prerefunded, 5.00%, 8/1/17 (1)	2,005	2,074

Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E, 2.00%, 4/1/21 (2)	565	581

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C, 1.88%, 4/1/19 (2)	425	432

Butte-Glenn Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/22	500	611

California State Department of Water Resources Central Valley Project Revenue Bonds, Series AS, 4.00%, 12/1/34	1,795	2,018

California State Department of Water Resources Power Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	5,532

California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O, 5.00%, 5/1/22	785	954

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity, 5.00%, 7/1/19	5,000	5,558

California State Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Southern California, 5.00%, 10/1/25	1,000	1,304

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

California State G.O. Unlimited Bonds, 5.00%, 3/1/26	$1,250	$1,589
5.00%, 9/1/28	3,500	4,450
5.00%, 9/1/29	9,880	12,440
5.25%, 11/1/40	8,500	9,780

California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Partially Prerefunded, 5.38%, 6/1/26	2,220	2,238

California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured), 4.75%, 2/1/19	85	85

California State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/24	1,000	1,264
5.00%, 9/1/28	5,000	6,357
4.00%, 9/1/34	1,000	1,125

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/26	1,000	1,266

California State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/23	3,375	4,192

California State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/26	3,500	4,490
3.00%, 9/1/29	2,695	2,830

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.00%, 11/15/32	1,200	1,473
5.00%, 11/15/42	6,000	6,031

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/27	250	317

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System, 2.00%, 10/1/25 (2)	1,000	1,004

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health, 5.00%, 11/15/35	2,500	3,094

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Motion Picture Arts, 5.00%, 11/1/34	$1,290	$1,561

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, The Salvation Army Western, 9/1/28 (3)	575	724
9/1/29 (3)	550	687

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Walt Disney Family Museum, 3.00%, 2/1/36	1,000	1,002

California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice, 5.25%, 11/1/16	1,000	1,004

California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.25%, 12/1/20	1,000	1,131

California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects, 6.38%, 11/1/34	2,500	2,907

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/30	2,000	2,525
5.00%, 11/1/32	1,000	1,249

California State University Systemwide Revenue Refunding Bonds, Series B-2, 4.00%, 11/1/21 (2)	2,000	2,251

California State University Systemwide Revenue Refunding Bonds, Series B-3, 4.00%, 11/1/23 (2)	5,750	6,682

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/18	2,980	3,216
5.50%, 4/1/19	1,000	1,114
5.00%, 9/1/19	4,720	5,277
5.00%, 10/1/19	2,990	3,353
5.00%, 9/1/20	1,690	1,951
5.00%, 10/1/20	6,000	6,946
5.50%, 4/1/21	2,000	2,233
5.00%, 10/1/22	500	610
4.00%, 5/1/23	1,485	1,737

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued
5.00%, 10/1/23	$500	$622
5.00%, 12/1/23	5,000	6,245
5.00%, 5/1/24	1,450	1,824
5.25%, 3/1/30	1,500	1,702
6.50%, 4/1/33	5,260	5,985

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/23	1,500	1,836
5.00%, 12/1/23	2,450	3,060
5.00%, 10/1/26	2,750	3,473

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC, 5.00%, 5/15/27	1,000	1,262

Carlsbad Unified School District G.O. Unlimited CABS, 0.00%, 5/1/19 (4)	1,250	1,209

Carlsbad Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/25	725	941

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, 5.75%, 8/1/26	1,000	1,292

Contra Costa County Public Financing Authority Lease Revenue Refunding Bonds, Series A, Capital Projects, 5.00%, 6/1/24	1,190	1,481

Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded, 5.00%, 8/1/17 (1)	4,250	4,401

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A, 5.00%, 6/1/23	715	894

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 5.00%, 6/1/22	1,745	2,128
5.00%, 6/1/24	1,075	1,371

Eastern California Municipal Water District Water & Sewer COPS, Series H, Prerefunded, 5.00%, 7/1/18 (1)	2,000	2,145

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002, 0.00%, 8/1/23 (4)	$9,940	$8,847

El Dorado Irrigation District COPS, Series A (AGC Insured), 4.00%, 8/1/18	1,915	2,024

Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity, 0.00%, 1/1/20 (4)	2,150	2,073

Foothill-De Anza Community College District G.O. Unlimited Bonds, Series B (AMBAC Insured), Prerefunded, 5.00%, 8/1/17 (1)	3,000	3,107

Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/28	2,250	2,854

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, 5.38%, 8/1/44	1,500	1,785

Imperial Irrigation District Electric Revenue Refunding Bonds, Series B-2, 4.00%, 11/1/31	1,500	1,737

Irvine Ranch Water District Revenue Bonds, 2/1/46 (3)	2,000	2,503

Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F, 5.00%, 6/1/27	1,100	1,400

Long Beach Unified School District G.O. Unlimited Bonds, Series S, Election of 2008, Prerefunded, 5.00%, 8/1/19 (1)	1,005	1,121

Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance, 5.00%, 8/1/20	70	78

Los Angeles Community College District G.O. Unlimited Bonds, Series I, 4.00%, 8/1/33	4,180	4,810

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/25	5,600	7,109

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

Los Angeles County G.O. Unlimited TRANS, 3.00%, 6/30/17	$7,500	$7,626

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II, 5.00%, 8/1/24	945	1,149

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D, 5.00%, 12/1/29	5,000	6,262

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B, 5.00%, 12/1/28	1,145	1,444
5.00%, 12/1/29	5,130	6,425
5.00%, 12/1/31	2,000	2,478

Los Angeles Department of Airports Revenue Bonds, Series D (AMT), 5.00%, 5/15/23	3,625	4,416

Los Angeles Department of Airports Senior Revenue Bonds, Series B, 5.00%, 5/15/27	640	814
5.00%, 5/15/28	600	757

Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), 5.00%, 5/15/27	4,695	5,881
5.00%, 5/15/29	2,500	3,090

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.00%, 5/15/22	1,395	1,596
5.25%, 5/15/29	5,000	5,736
5.00%, 5/15/40	3,500	3,961

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1, 5.25%, 7/1/38	2,825	3,032

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	2,490	2,563

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A, 5.00%, 7/1/30	500	629

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series A, 5.00%, 7/1/27	$2,085	$2,678

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B, 5.00%, 7/1/27	5,000	6,422

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,662

Los Angeles Municipal Improvement Corp. Lease Revenue Refunding Bonds, Series B, Real Property, 5.00%, 11/1/26	1,695	2,213
4.00%, 11/1/33	3,000	3,368
4.00%, 11/1/34	8,780	9,782
4.00%, 11/1/35	2,380	2,634

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/23	5,000	6,242
5.00%, 7/1/25	2,325	3,007

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/23	7,500	9,363

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity, 6.00%, 6/1/21	1,185	1,455

Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 6/1/23	1,935	2,343

Marin County COPS, Prerefunded, 3.00%, 8/1/20 (1)	1,595	1,716
4.00%, 8/1/20 (1)	1,140	1,269

Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded, 5.25%, 9/1/21 (1)	2,000	2,405

Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,335

Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A, 5.00%, 10/1/26	1,490	1,880
5.00%, 10/1/27	1,130	1,419

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued
5.00%, 10/1/28	$2,770	$3,447

Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B, 5.00%, 10/1/26	1,060	1,337

Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured), 5.00%, 9/1/20	1,000	1,156
5.00%, 9/1/22	1,445	1,762

Mojave Water Agency COPS, Series A, 5.00%, 6/1/23	665	732

Monterey County Public Facilities Financing COPS, 5.00%, 10/1/27	1,000	1,265
5.00%, 10/1/28	670	840

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/23	1,200	1,483
5.00%, 8/1/25	1,690	2,102

Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured), 5.00%, 8/1/25	2,360	2,911
5.00%, 8/1/26	2,145	2,626

Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,609

Northern California Transmission Agency Revenue Refunding Bonds, Series A, California-Oregon Project, 5.00%, 5/1/27	1,150	1,491

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A, 5.00%, 8/1/21	1,600	1,889
5.00%, 8/1/22	750	907
5.00%, 8/1/24	600	755

Ohlone Community College District G.O. Unlimited Bonds, Series C, 4.00%, 8/1/32	1,000	1,147
4.00%, 8/1/33	1,080	1,235
4.00%, 8/1/34	1,255	1,430

Ohlone Community College District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/32	1,620	1,858

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes, 5.00%, 8/15/20	$1,000	$1,157

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008, 2.00%, 8/1/27	1,970	1,967

Palomar Health G.O. Unlimited Refunding Bonds, Series B, 8/1/29 (3)	1,000	1,239

Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 11/1/25	780	1,015

Pasadena Public Financing Authority Lease Revenue Refunding Bonds, Rose Bowl Renovation Project, 4/1/24 (3)	1,000	1,257
4/1/25 (3)	1,000	1,277
4/1/26 (3)	1,500	1,938

Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/26	1,000	1,278

Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008, 0.00%, 8/1/20 (4)	3,280	3,111

Rancho Santa Fe CSD Financing Authority Special Tax Revenue Refunding Bonds, Series A, Superior Lien, 5.00%, 9/1/25	845	1,068

Rancho Water District Financing Authority Revenue Bonds, Series A, 8/1/41 (3)	1,000	1,116

Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	150	160
5.00%, 7/1/29	1,000	1,067

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building, 5.25%, 11/1/24	800	992

Riverside County Transportation Commission Revenue Refunding Bonds, Series A, 6/1/26 (3)	5,500	6,058

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured), 5.25%, 6/1/24	$615	$757

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,688

Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Prerefunded, 5.00%, 8/15/18 (1)	1,165	1,256

Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Unrefunded Balance, 5.00%, 8/15/19	610	658
5.00%, 8/15/25	1,225	1,319

Sacramento Municipal Utility District Revenue Refunding Bonds, Series X, 5.00%, 8/15/20	1,950	2,253

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark, 5.00%, 10/15/30	1,040	1,284
5.00%, 10/15/31	1,160	1,424

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 4.00%, 3/1/19	1,150	1,235
4.25%, 3/1/20	1,130	1,255

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded, 4.00%, 5/15/19 (1)	1,495	1,615

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, 5.00%, 5/15/27	2,000	2,553

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, Prerefunded, 5.00%, 5/15/19 (1)	5,000	5,533

San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex, Escrowed to Maturity, 4.00%, 2/1/19	3,615	3,871

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured), 5.50%, 7/1/27	$1,500	$2,031

San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004, 5.00%, 8/1/28	2,365	3,005

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19 (1)	2,000	2,204
5.13%, 4/1/19 (1)	1,000	1,105

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/1/24	1,095	1,297

San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured), 4.00%, 5/1/18	1,875	1,971

San Francisco City & County G.O. Unlimited Bonds, Series D, 3.00%, 6/15/26	2,860	3,151

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP, 5.00%, 11/1/20	1,000	1,163

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, 5.00%, 11/1/23	2,000	2,517

San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006, 5.00%, 6/15/22	2,615	3,003

San Francisco Community College District G.O. Unlimited Refunding Bonds, 5.00%, 6/15/22	1,360	1,649

San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/26	1,055	1,317

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.75%, 3/1/28	2,000	2,386

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/23	$1,000	$1,186

San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012, 2.00%, 8/1/17	4,000	4,041
3.00%, 8/1/25	3,000	3,285

San Mateo County Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Youth Services Campus, 5.00%, 7/15/27	2,335	3,035
5.00%, 7/15/29	1,370	1,744

San Mateo Sewer Revenue Bonds, Series A, 5.00%, 8/1/23	1,140	1,426

Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/30	2,000	2,165

Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, 4.50%, 7/1/32	2,000	2,225

Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, 5.00%, 7/1/29	1,500	1,716
5.00%, 7/1/30	4,040	4,617
5.00%, 7/1/34	1,000	1,137

Santa Clara Valley Transportation Authority Measure A Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Prerefunded, 5.00%, 4/1/17 (1)	1,395	1,425

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (1)	2,000	2,463

South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL Insured), 5.25%, 8/15/18	2,500	2,510

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1, 5.00%, 7/1/24	1,240	1,395

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1, 5.00%, 7/1/26	$4,700	$5,380
5.00%, 7/1/30	2,500	2,832

Sweetwater Union High School District G.O. Unlimited Bonds, Series B, Election of 2006 (AGM Insured), 3.00%, 8/1/32	2,500	2,593
3.38%, 8/1/40	3,000	3,115

Tracy Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/27	745	965

Tuolumne Wind Project Authority Revenue Refunding Bonds, Series A, 1/1/27 (3)	1,000	1,298

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds, 1/1/27 (3)	4,795	6,193
5.00%, 1/1/28	625	770

University of California Limited Project Revenue Refunding Bonds, Series I, 5.00%, 5/15/27	2,000	2,556

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,125	2,292

Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds, 5.00%, 7/1/24	2,000	2,548

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded, 5.50%, 8/1/18 (1)	1,000	1,086

Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002, 0.00%, 8/1/17 (4)	1,615	1,600
0.00%, 8/1/18 (4)	1,635	1,599

Ventura County Public Financing Authority Lease Revenue Bonds, Series B, 5.00%, 11/1/24	1,060	1,334

West Valley-Mission Community College District G.O. Unlimited Bonds, Series B, Election of 2012, 5.00%, 8/1/28	2,500	3,183

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured), 5.13%, 9/1/29	$1,645	$1,802

Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, 5.00%, 9/1/25	500	637
5.00%, 9/1/26	1,000	1,260
		524,621
Total Municipal Bonds
(Cost $498,505)		524,621

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.3%

Northern Funds - California Municipal Money Market Fund, 0.12% ^(5)(6)	23,074,759	$23,075
Total Investment Companies
(Cost $23,075)		23,075

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.5%

Los Angeles Community College District G.O. Unlimited Bonds, Series I, 2.00%, 2/1/17	$5,000	$5,021

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark, 2.00%, 10/15/16	2,970	2,972
Total Short Term Investments
(Cost $7,997)		7,993

Total Investments – 102.9%
(Cost $529,577)		555,689

Liabilities less Other Assets – (2.9%)		(15,631)
NET ASSETS – 100.0%		$540,058

(1)	Maturity date represents the prerefunded date.
(2)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the puttable date.
(3)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(4)	Zero coupon bond.
(5)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.
(6)	7-day yield as of September 30, 2016 is disclosed.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

^ See Note 11 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	4.5%
AA	75.9
A	13.9
BBB	0.2
Not Rated	1.4
Cash Equivalents	4.1

Total	100.0%

*Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.6%
General	13.8
General Obligation	30.2
Power	5.7
School District	15.6
Water	8.1
All other sectors less than 5%	21.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$524,621	$–	$524,621
Investments Companies	23,075	–	–	23,075
Short-Term Investments	–	7,993	–	7,993
Total Investments	$23,075	$532,614	$–	$555,689

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax

BAM	Build America Mutual

BHAC	Berkshire Hathaway Assurance Corporation

CABS	Capital Appreciation Bonds

COPS	Certificates of Participation

CR	Custody Receipt

FGIC	Financial Guaranty Insurance Corporation

G.O.	General Obligation

NATL	National Public Finance Guarantee Corporation

TRANS	Tax Revenue Anticipation Notes

TRB	Tax Revenue Bonds

WSIP	Water System Improvement Program

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0%

California – 96.0%

Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured), Prerefunded, 5.50%, 8/1/19 (1)	$1,000	$1,129

Banning Unified School District G.O. Unlimited Bonds, Series A, Election of 2006 (BHAC-CR FGIC Insured), Prerefunded, 5.00%, 8/1/17 (1)	3,000	3,104

Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded, 5.75%, 7/1/18 (1)	3,595	3,905

Cabrillo Community College District G.O. Unlimited Refunding Bonds, 3.00%, 8/1/36	2,000	2,017

California State G.O. Unlimited Bonds, 5.00%, 9/1/29	5,000	6,296

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	5,773
5.00%, 3/1/26	1,300	1,653
5.00%, 9/1/29	4,000	5,036

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/26	2,500	3,165

California State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/26	1,500	1,924

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.00%, 11/15/42	1,050	1,056

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System, 4.00%, 10/1/36	1,000	1,099

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, The Salvation Army Western, 9/1/30 (2)	500	564
9/1/31 (2)	550	618

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Walt Disney Family Museum, 3.00%, 2/1/37	500	500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

California – 96.0% – continued

California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, 6.00%, 4/1/25	$1,400	$1,578

California State Public Works Board Lease Revenue Refunding Bonds, Series F, 5.00%, 5/1/29	1,000	1,228

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/30	1,490	1,881
5.00%, 11/1/32	1,000	1,249

California State University Systemwide Revenue Refunding Bonds, Series A, 4.00%, 11/1/34	2,000	2,262

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	5,000	5,788
5.25%, 3/1/30	3,500	3,972
5.50%, 3/1/40	2,865	3,261

California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 9/1/32	1,750	1,983

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, 5.75%, 8/1/29	570	732
6.00%, 8/1/36	1,000	1,281

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), 5.50%, 8/1/39	500	563

Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded, 5.00%, 8/1/17 (1)	705	730

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/25	825	1,066

Foothill-De Anza Community College District G.O. Unlimited Bonds, Series B (AMBAC Insured), Prerefunded, 5.00%, 8/1/17 (1)	2,000	2,071

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, 5.38%, 8/1/44	3,500	4,164

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

California – 96.0% – continued

Imperial Irrigation District Electric Revenue Refunding Bonds, Series B-2, 4.00%, 11/1/31	$1,000	$1,158

Irvine Ranch Water District Revenue Bonds, 2/1/46 (2)	2,000	2,503

Los Angeles Community College District G.O. Unlimited Bonds, Series I, 4.00%, 8/1/34	3,460	3,942

Los Angeles County G.O. Unlimited TRANS, 3.00%, 6/30/17	2,000	2,034

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D, 5.00%, 12/1/29	1,665	2,085
4.00%, 12/1/34	1,500	1,670
4.00%, 12/1/36	1,500	1,656

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B, 5.00%, 12/1/29	2,500	3,131
5.00%, 12/1/30	2,000	2,491

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.00%, 5/15/40	1,500	1,698

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	1,000	1,029

Los Angeles Department of Water & Power Waterworks System Revenue Bonds, Series B, 5.00%, 7/1/17	1,500	1,548

Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	15	16

Los Angeles Harbor Department Revenue Refunding Bonds, Series B, 8/1/35 (2)	1,000	1,126

Los Angeles Municipal Improvement Corp. Lease Revenue Refunding Bonds, Series B, Real Property, 4.00%, 11/1/33	3,150	3,536
4.00%, 11/1/34	3,000	3,342
4.00%, 11/1/35	2,000	2,213
4.00%, 11/1/36	3,605	3,976

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

California – 96.0% – continued

Los Angeles Unified School District G.O. Unlimited Bonds, Series D, 4.00%, 7/1/17	$750	$768

Los Angeles Unified School District G.O. Unlimited Bonds, Series KY, 5.00%, 7/1/17	1,020	1,052

Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds, 5.00%, 6/1/28	1,465	1,863

Marin County COPS, Prerefunded, 4.25%, 8/1/20 (1)	1,575	1,769

Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded, 5.25%, 9/1/21 (1)	600	721
5.50%, 9/1/21 (1)	2,500	3,036

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	1,500	1,660
6.00%, 10/1/39	2,000	2,239

Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005, 0.00%, 8/1/33 (3)	10,000	6,169

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A, 5.00%, 8/1/25	650	826

Ohlone Community College District G.O. Unlimited Bonds, Series C, 4.00%, 8/1/35	1,360	1,545

Orange County Public Financing Authority Lease Revenue Refunding Bonds (NATL Insured), 5.00%, 7/1/17	1,050	1,082

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008, 2.00%, 8/1/27	2,000	1,997

Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured), 0.00%, 8/1/38 (4)	5,000	6,071

Rancho Water District Financing Authority Revenue Bonds, Series A, 8/1/41 (2)	1,000	1,116

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

California – 96.0% – continued

Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009, 5.50%, 8/1/30	$1,605	$1,804

Sacramento Municipal Utility District Revenue Bonds, Series A, 5.00%, 8/15/37	55	66

San Diego County Water Authority COPS, Series 2008A (AGM Insured), Prerefunded, 5.00%, 5/1/18 (1)	2,000	2,132

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded, 5.00%, 5/15/19 (1)	1,500	1,660

San Diego Regional Building Authority Revenue Refunding Bonds, Series A, County Operations Center, 5.00%, 10/15/31	1,800	2,233
5.00%, 10/15/32	3,435	4,242

San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004, 5.00%, 8/1/28	1,000	1,271

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19 (1)	3,650	4,022
5.13%, 4/1/19 (1)	1,500	1,657

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.25%, 3/1/31	2,075	2,430

San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012, 2.00%, 8/1/17	1,000	1,010

Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,451

Santa Clara Valley Transportation Authority Measure A Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Prerefunded, 5.00%, 4/1/17 (1)	2,000	2,043

Santa Rosa Wastewater Revenue Bonds, Series A (AMBAC Insured), 5.00%, 9/1/17	1,025	1,065

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

California – 96.0% – continued

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (1)	$2,025	$2,494

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded, 6.00%, 7/1/18 (1)	2,520	2,747

Sweetwater Union High School District G.O. Unlimited Bonds, Series B, Election of 2006 (AGM Insured), 3.00%, 8/1/33	2,000	2,063
3.38%, 8/1/40	2,000	2,077

Sweetwater Union High School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/32	1,545	1,910

Tuolumne Wind Project Authority Revenue Refunding Bonds, Series A, 1/1/29 (2)	1,700	2,167

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds, 1/1/30 (2)	2,000	2,517

University of California General Revenue Bonds, Series Q, Prerefunded, 5.25%, 5/15/17(1)	3,000	3,114

University of California Revenue Refunding Bonds, Series AO, 5.00%, 5/15/17	2,580	2,649

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,500	2,696

Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds, 5.00%, 7/1/30	1,000	1,248
5.00%, 7/1/32	595	736

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.0% – continued

California – 96.0% – continued

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded, 5.50%, 8/1/18 (1)	$4,065	$4,413

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured), 5.13%, 9/1/29	2,000	2,191
		202,824
Total Municipal Bonds
(Cost $186,894)		202,824

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.2%

Northern Funds - California Municipal Money Market Fund, 0.12% ^(5)(6)	10,886,479	$10,886
Total Investment Companies
(Cost $10,886)		10,886

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.2%

California State Department of Water Resources Water Revenue Bonds, Series AE, Central Valley Project, Prerefunded, Escrowed to Maturity, 5.00%, 12/1/16	$50	$50

California State Department of Water Resources Water Revenue Bonds, Series AE, Central Valley Project, Unrefunded Balance, 5.00%, 12/1/16	950	957

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark, 2.00%, 10/15/16	1,500	1,501
Total Short Term Investments
(Cost $2,509)		2,508

Total Investments – 102.4%
(Cost $200,289)		216,218

Liabilities less Other Assets – (2.4%)		(5,012)
NET ASSETS – 100.0%		$211,206

(1)	Maturity date represents the prerefunded date.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(3)	Zero coupon bond.
(4)	Step coupon bond. Rate as of September 30, 2016 is disclosed.
(5)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.
(6)	7-day yield as of September 30, 2016 is disclosed.

^	See Note 11 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	4.6%
AA	70.0
A	19.4
Not Rated	1.0
Cash Equivalents	5.0

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY	% OF INVESTMENTS
General Obligations	30.0%
General	21.8
School District	16.2
Water	7.7
Higher Education	5.2
Financials	5.0
All other sectors less than 5%	14.1

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$202,824	$–	$202,824
Investment Companies	10,886	–	–	10,886
Short-Term Investments	–	2,508	–	2,508
Total Investments	$10,886	$205,332	$–	$216,218

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CABS	Capital Appreciation Bonds

COPS	Certificates of Participation

CR	Custody Receipt

FGIC	Financial Guaranty Insurance Corporation

G.O.	General Obligation

NATL	National Public Finance Guarantee Corporation

TRANS	Tax Revenue Anticipation Notes

TRB	Tax Revenue Bonds

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4%

Alabama – 0.9%

Alabama State Port Authority Docks Facilities Revenue Bonds, 6.00%, 10/1/40	$5,000	$5,845

Arizona – 2.8%

La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools, 5.00%, 2/15/36	1,400	1,552
5.00%, 2/15/46	3,500	3,819

Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service of New Mexico Palo Verde, 6.25%, 1/1/38	4,000	4,588

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/45	5,000	5,898

Phoenix IDA Education Revenue Refunding Bonds, Great Hearts Academies, 5.00%, 7/1/41	1,200	1,363
5.00%, 7/1/46	1,300	1,471
		18,691

California – 8.3%

California State Municipal Finance Authority COPS, Community Hospitals of Central California, 5.50%, 2/1/39	4,000	4,335

California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, 6.13%, 6/1/30	2,000	2,309
6.25%, 6/1/40	1,000	1,155

California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46 (1)(2)	1,000	1,133

California Statewide Communities Development Authority Revenue Bonds, California Baptist University, 7.25%, 11/1/31	2,000	2,403

California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical Center, 5.25%, 12/1/34	1,000	1,167
5.25%, 12/1/44	3,500	4,039

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

California – 8.3% – continued

California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	$2,000	$2,114

Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1, 5.13%, 6/1/47	4,000	3,991
5.75%, 6/1/47	5,000	5,073

Imperial Irrigation District Electric Revenue Refunding Bonds, Series C, 5.00%, 11/1/37	1,500	1,832
5.00%, 11/1/38	3,355	4,087

Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Series C, 5.00%, 5/15/38	3,850	4,645

Los Angeles Department of Water & Power System Revenue Bonds, Series D, 5.00%, 7/1/39	5,000	6,054

San Francisco City & County Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,632

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1,
5.00%, 6/1/37	4,000	4,000
5.13%, 6/1/46	2,000	2,000
		55,969

Colorado – 2.4%

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	4,000	4,480

Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A, 5.00%, 8/1/44	5,000	6,063

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A, 5.40%, 12/15/31	2,000	2,009

Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	3,000	3,431
		15,983

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Connecticut – 2.2%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University, 5.13%, 7/1/26	$1,250	$1,450
5.38%, 7/1/31	1,250	1,454

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series Q-1, Fairfield University, 5.00%, 7/1/46	4,750	5,675

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series M, Quinnipiac University, 5.00%, 7/1/35	2,150	2,567
5.00%, 7/1/36	3,000	3,570
		14,716

Delaware – 0.8%

Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power, 5.40%, 2/1/31	2,000	2,273

Delaware State Transportation Authority U.S. 301 Project Revenue Bonds, 5.00%, 6/1/45	2,680	3,176
		5,449

District of Columbia – 1.7%

District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	6,038

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project, 5.00%, 10/1/53	5,000	5,648
		11,686

Florida – 5.8%

Cape Coral Water & Sewer Revenue Refunding Bonds, 5.00%, 10/1/33	3,000	3,627

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX, 5.35%, 7/1/29	3,375	3,682

Citizens Property Insurance Corp. Revenue Bonds, Series A1, 5.00%, 6/1/25	5,000	6,247

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Florida – 5.8% – continued

Halifax Hospital Medical Center Revenue Refunding Bonds, 5.00%, 6/1/36	$4,250	$4,973

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/1/40	1,500	1,779
5.00%, 10/1/44	1,500	1,777

Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute, 6.00%, 9/1/17	395	410

Miami-Dade County Aviation Revenue Refunding Bonds, Series B, 5.00%, 10/1/37	4,000	4,755

Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/1/40	5,000	5,884

Miami-Dade County G.O. Unlimited Bonds, Series 2014-A, Building Better Communities Program, 5.00%, 7/1/43	5,000	6,007

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10 (3)	150	67
		39,208

Georgia – 2.1%

Atlanta Water & Wastewater Revenue Bonds, Series A, Prerefunded, 6.25%, 11/1/19 (4)	5,000	5,800

Atlanta Water & Wastewater Revenue Refunding Bonds, 5.00%, 11/1/35	5,490	6,623

Municipal Electric Authority of Georgia Revenue Refunding Bonds, Series A, Project One Subordinate, 5.00%, 1/1/35	1,500	1,779
		14,202

Idaho – 0.5%

Idaho State Facilities Authority Revenue Bonds, St. Lukes Health System Project, 5.00%, 3/1/44	2,865	3,307

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Illinois – 5.5%

Chicago O’Hare International Airport Revenue Bonds, Series C (AMT), 5.00%, 1/1/46	$500	$567

Chicago O’Hare International Airport Revenue Bonds, Series D, 5.00%, 1/1/46	4,000	4,634

Chicago Waterworks Revenue Bonds, Second Lien, 5.00%, 11/1/28	2,500	2,997
5.00%, 11/1/29	1,000	1,194
5.00%, 11/1/30	1,000	1,192

Illinois State Finance Authority Revenue Bonds, DePaul University, 5.00%, 10/1/41	2,300	2,727

Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, Prerefunded, 7.75%, 8/15/19 (4)	3,500	4,166

Illinois State Finance Authority Revenue Bonds, Series C, Presence Health Network, 5.00%, 2/15/36	1,000	1,138
5.00%, 2/15/41	1,000	1,121

Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded, 6.88%, 8/15/19 (4)	1,000	1,164
7.00%, 8/15/19 (4)	1,000	1,167

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center, 5.00%, 11/15/34	5,000	5,870

Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.00%, 1/1/37	2,000	2,379
5.00%, 1/1/40	3,000	3,547

Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.50%, 6/1/23	1,000	1,171
6.00%, 6/1/28	2,000	2,376
		37,410

Indiana – 2.8%

Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,547

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Indiana – 2.8% – continued
6.38%, 9/15/41	$2,000	$2,303

Indiana State Municipal Power Agency Revenue Bonds, Series B, Prerefunded, 6.00%, 1/1/19 (4)	2,000	2,225

Indiana State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 1/1/42	5,000	5,955

North Manchester Economic Development Revenue Refunding Bonds, Peabody Retirement Community Project, 6.05%, 12/1/45 (5)	389	382

North Manchester Economic Development Revenue Refunding Bonds, Subseries B, Peabody Retirement Community Project, 1.00%, 12/1/45	327	38

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded, 5.70%, 9/1/17 (1)(2)(4)	1,000	1,042
8.00%, 9/1/21 (4)	2,500	3,276
		18,768

Kentucky – 0.9%

Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project, 5.75%, 7/1/49	2,500	2,965

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/1/50	2,500	2,905
		5,870

Louisiana – 7.6%

Louisiana State Gasoline & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/39	5,000	5,592

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	2,000	2,374

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, 5.88%, 10/1/40	3,000	3,512

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Louisiana – 7.6% – continued

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	$2,000	$2,376

Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	1,250	1,399

Louisiana State Public Facilities Authority Revenue Bonds, Provident Group-Flagship Properties LLC – Louisiana State University Nicholson Gateway Project, 5.00%, 7/1/46	3,500	4,043

Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System, 5.00%, 11/1/41	1,000	1,155
5.00%, 11/1/45	4,000	4,607

Louisiana State Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation, 5.00%, 5/15/47	5,000	5,811

New Orleans Aviation Board Revenue Bonds, Series A, 5.00%, 1/1/40	1,500	1,741
5.00%, 1/1/45	2,500	2,892

New Orleans Sewerage Service Revenue Bonds, 5.00%, 6/1/45	4,000	4,622

New Orleans Water Revenue Refunding Bonds, 5.00%, 12/1/44	3,000	3,424

Shreveport Water & Sewer Revenue Refunding Bonds, 5.00%, 12/1/40	5,000	5,856

Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A, 5.50%, 5/15/29	2,000	2,212
		51,616

Maine – 1.5%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Eastern Maine Healthcare, 5.00%, 7/1/41	2,500	2,881

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Maine – 1.5% – continued
5.00%, 7/1/46	$2,250	$2,582

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center, 7.50%, 7/1/32	2,000	2,388
6.75%, 7/1/41	2,000	2,252
		10,103

Maryland – 2.1%

Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	4,335	4,571

Maryland State Economic Development Corp. Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects (AGM Insured), 5.00%, 6/1/35	2,500	3,007
5.00%, 6/1/43	1,805	2,144

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	1,550	1,866
6.13%, 1/1/36	2,000	2,346
		13,934

Massachusetts – 2.2%

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	5,000	6,581

Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center Green Bonds, 5.00%, 7/1/44	5,000	5,784

Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center, 5.75%, 7/15/43	2,000	2,319
		14,684

Michigan – 1.9%

Michigan State Finance Authority Revenue Bonds, Local Government Loan Program, Great Lakes Water Authority, 5.00%, 7/1/35	3,000	3,486

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Michigan – 1.9% – continued

Michigan State Finance Authority Revenue Refunding Bonds, Series D-4 Local Government Loan Program, Great Lakes Water Authority, 5.00%, 7/1/30	$2,000	$2,331

Royal Oak Hospital Finance Authority Revenue Bonds, Series V, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/18 (4)	2,000	2,277

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/45	4,355	5,109
		13,203

Minnesota – 0.4%

Western Minnesota Municipal Power Agency Revenue Bonds, Series A, 5.00%, 1/1/46	2,500	2,926

Mississippi – 1.3%

Lowndes County Solid Waste Disposal & PCR Refunding Bonds, Series A, Weyerhaeuser Co. Project, 6.80%, 4/1/22	4,710	5,781

Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,919
		8,700

Missouri – 1.1%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,717
6.75%, 9/1/34	1,750	1,884

Saint Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, Prerefunded, 6.38%, 12/1/17 (4)	3,005	3,194
		7,795

Nevada – 0.7%

Clark County Airport System Revenue Refunding Bonds, Senior Series A, 5.00%, 7/1/40	4,000	4,719

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

New Jersey – 4.3%

New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/1/43	$2,500	$2,910

New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group, 5.88%, 6/1/42	3,000	3,330

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/1/25	1,950	2,293
5.00%, 1/1/48	1,665	1,872

New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project, 5.63%, 11/15/30	2,000	2,312

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System, Prerefunded, 6.63%, 7/1/18 (4)	3,000	3,299

New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, St. Joseph’s Healthcare System, 5.00%, 7/1/30	1,000	1,196
5.00%, 7/1/41	1,000	1,163

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program, 5.25%, 6/15/41	2,000	2,254
5.00%, 6/15/45	2,250	2,441

New Jersey State Turnpike Authority Revenue Bonds, Series E, 5.00%, 1/1/45	5,000	5,897
		28,967

New York – 8.1%

Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation, 5.25%, 7/1/35	1,500	1,783
5.00%, 7/1/40	2,770	3,193

Metropolitan Transportation Authority Revenue Bonds, Subseries D-1, 5.00%, 11/15/39	5,000	5,990

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016, 5.00%, 2/1/41	5,000	5,946

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

New York – 8.1% – continued

New York Counties Tobacco Trust VI Tobacco Settlement Pass-Through Revenue Bonds, 5.00%, 6/1/45	$1,500	$1,695
5.00%, 6/1/51	1,000	1,103

New York State Convention Center Development Corp. Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	5,000	6,022

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Icahn School of Medicine At Mount Sinai, 5.00%, 7/1/40	3,000	3,488

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School, 5.00%, 7/1/45	2,375	2,796

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/33	3,500	4,242

New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19 (6)(7)	2,200	–

New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien, 5.00%, 1/1/51	5,000	5,894

New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), Laguardia Airport Terminal B Redevelopment, 5.00%, 7/1/41	1,000	1,133
5.00%, 7/1/46	2,000	2,262

New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc., 5.00%, 8/1/26	3,000	3,324
5.00%, 8/1/31	2,000	2,184

Westchester County Local Development Corp. Revenue Refunding Bonds, Westchester Medical Center, 5.00%, 11/1/46	3,000	3,502
		54,557

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

North Carolina – 1.1%

North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	$5,000	$5,481

North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community, Prerefunded, 6.13%, 11/1/18 (4)	2,000	2,212
		7,693

Ohio – 4.6%

American Municipal Power-Ohio, Inc. Revenue Refunding Bonds, Series A, 5.00%, 2/15/39	1,250	1,451

Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded, 7.00%, 11/1/20 (4)	4,000	4,934

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 12/1/21	5,690	6,790

Ohio State Turnpike Commission Revenue Bonds, Junior Lien, Infrastructure Project, 5.00%, 2/15/48	3,000	3,452

Ohio State University Hospital Health System Revenue Refunding Bonds, 5.00%, 1/15/46	5,250	6,141

Southeastern Ohio Port Authority Hospital Facilities Revenue Refunding Bonds, Memorial Health System, 5.00%, 12/1/35	1,750	1,870
5.00%, 12/1/43	1,350	1,411

Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21 (5)	4,000	4,918
		30,967

Oklahoma – 0.6%

Grand River Dam Authority Revenue Bonds, Series A, 5.00%, 6/1/39	3,350	3,922

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Pennsylvania – 3.2%

Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded, 7.13%, 7/1/19 (4)	$3,000	$3,496

Delaware County IDA Revenue Refunding Bonds, Covanta Project, 5.00%, 7/1/43	2,500	2,563

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded, 6.00%, 7/1/20 (4)	2,500	2,953

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, 6.25%, 10/1/43	2,000	2,297

Pennsylvania State Turnpike Commission Revenue Bonds, Series B, 5.00%, 12/1/40	2,000	2,343

Pennsylvania State Turnpike Commission Revenue Bonds, Series C, 5.00%, 12/1/39	3,000	3,516

Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.00%, 7/1/45	4,000	4,675
		21,843

Rhode Island – 1.2%

Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A, 5.00%, 10/1/40	3,000	3,571

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A, 5.00%, 6/1/40	4,000	4,407
		7,978

South Carolina – 0.9%

South Carolina State Public Service Authority Obligations Revenue Refunding Bonds, Series C, 5.00%, 12/1/46	2,000	2,332

South Carolina State Public Service Authority Revenue Bonds, Series E, 5.25%, 12/1/55	3,000	3,579
		5,911

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Texas – 11.2%

Arlington Higher Education Finance Corp. Revenue Bonds, Series A, Lifeschool Dallas (PSF-Gtd.), 5.00%, 8/15/39	$2,000	$2,349

Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/1/40	1,500	1,621
5.00%, 12/1/45	2,000	2,149

Central Regional Mobility Authority Revenue Bonds, Series A, Senior Lien, 5.00%, 1/1/45	5,500	6,390

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 12/1/35	3,400	4,099

Fort Worth General Purpose G.O. Limited Refunding & Improvement Bonds, Series A, 5.00%, 3/1/25	5,000	6,327

HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend Project, 5.75%, 11/1/36	3,000	3,011

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, 5.00%, 5/15/40	3,000	3,514

Mission Economic Development Corp. Revenue Bonds, Senior Lien (AMT), Natgasoline Project, 5.75%, 10/1/31	1,750	1,865

New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Legacy at Willow Bend Project, 5.00%, 11/1/46	3,000	3,387

New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi, 5.00%, 4/1/48	3,250	3,666

New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio, 5.00%, 4/1/48	3,000	3,384

San Antonio Electric & Gas Revenue Bonds, Junior Lien, 5.00%, 2/1/43	2,500	2,934

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Texas – 11.2% – continued

Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded, 6.20%, 2/15/20 (4)	$3,500	$4,085

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, Blueridge Transportation (AMT), 5.00%, 12/31/45	2,000	2,305
5.00%, 12/31/50	1,000	1,145
5.00%, 12/31/55	1,000	1,137

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	3,000	3,568

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	2,500	2,951

Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	4,475	5,206

Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded, 7.00%, 11/1/20 (4)	805	974
7.13%, 11/1/20 (4)	2,000	2,481

Travis County HFDC Revenue Bonds, Westminster Manor Project, Unrefunded Balance, 7.00%, 11/1/30	195	230

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,699
		75,477

Virginia – 0.6%

Stafford County EDA Hospital Facilities Revenue Refunding Bonds, Mary Washington Healthcare, 5.00%, 6/15/36	1,000	1,192

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.4% – continued

Virginia – 0.6% – continued

Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project Green Bonds, 5.25%, 7/1/35	$270	$308
5.00%, 7/1/45	2,515	2,763
		4,263

Washington – 2.1%

Port of Seattle Revenue Bonds, Series A, 5.00%, 4/1/40	3,000	3,549

Washington State G.O. Unlimited Bonds, Series 2017-A, 5.00%, 8/1/36	5,000	6,117

Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded, 7.00%, 7/1/19 (4)	4,000	4,648
		14,314
Total Municipal Bonds
(Cost $586,868)		630,676

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.5%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.33% ^(8)(9)	37,322,711	$37,323
Total Investment Companies
(Cost $37,323)		37,323

Total Investments – 98.9%
(Cost $624,191)		667,999

Other Assets less Liabilities – 1.1%		7,407
NET ASSETS – 100.0%		$675,406

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of these restricted illiquid securities amounted to approximately $2,175,000 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)

California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46	2/4/16	$1,108

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded, 5.70%, 9/1/17	7/25/08	886

(3)	Issuer has defaulted on terms of debt obligation.
(4)	Maturity date represents the prerefunded date.
(5)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Level 3 asset that is worthless, bankrupt or has been delisted.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of September 30, 2016 is disclosed.

^	See Note 11 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.6%
AA	15.8
A	29.6
BBB	33.5
BB	5.1
B	2.0
Not Rated	4.8
Cash Equivalents	5.6

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Medical	17.0%
Transportation	13.2
Higher Education	9.6
Airport	8.6
Water	7.9
General	7.8
Development	5.7
Financials	5.6
All other sectors less than 5%	24.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds
Florida	$–	$39,141	$67	$39,208
All other states (1)	–	591,468	–	591,468
Total Municipal Bonds	–	630,609	67	630,676
Investment Companies	37,323	–	–	37,323
Total Investments	$37,323	$630,609	$67	$667,999

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/16 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/16 (000s)

Municipal Bonds

Florida	$–	$–	$67	$–	$–	$–	$–	$67	$67

The Fund valued the securities included in the Balance as of 9/30/16 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 9/30/16 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Municipal Bonds	$67	Consensus Pricing	Price to Earnings Multiple / Liquidity Discount

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM	Assured Guaranty Municipal Corporation

AMT	Alternative Minimum Tax

COPS	Certificates of Participation

EDA	Economic Development Authority

G.O.	General Obligation

Gtd.	Guaranteed

HFDC	Health Facilities Development Corp.

IDA	Industrial Development Authority

PCR	Pollution Control Revenue

PFA	Public Finance Authority

PSF	Permanent School Fund

TRB	Tax Revenue Bonds

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2%

Alabama – 0.5%

Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A, 4.00%, 6/1/21 (1)	$10,000	$11,094

University of Alabama General Revenue Refunding Bonds, Series A, 5.00%, 7/1/22	5,875	7,094
		18,188

Alaska – 0.7%

Alaska State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/28	5,560	6,894

Alaska State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/29	4,895	6,026

Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 12/1/41	5,000	5,898

Anchorage Water Revenue Refunding Bonds (NATL Insured), 5.00%, 5/1/37	1,700	1,740

University of Alaska General Revenue Bonds, Series V-1, 10/1/40 (2)	2,250	2,684
		23,242

Arizona – 4.0%

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds, 5.00%, 7/1/26	6,630	8,396

Arizona State School Facilities Board COPS, Prerefunded, 5.25%, 9/1/18 (3)	10,000	10,833

Arizona State Transportation Board Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/25	5,000	6,264

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, Prerefunded, 5.25%, 7/1/19 (3)	10,000	11,174

Arizona State Transportation Board Highway Revenue Refunding Bonds, 5.00%, 7/1/28	12,000	14,914
7/1/28 (2)	7,540	9,655
7/1/30 (2)	5,000	6,326
7/1/32 (2)	5,000	6,271

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Arizona – 4.0% – continued

Arizona State Transportation Board Highway Subordinated Revenue Bonds, Series A, Partially Prerefunded, 5.00%, 7/1/28	$5,000	$6,021

Chandler Excise TRB, 5.00%, 7/1/27	5,000	6,196

Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	5,000	5,875

Maricopa County Unified School District No. 89 Dysart G.O. Limited Refunding Bonds (BAM Insured), 4.00%, 7/1/26	2,500	2,989

Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008, 5.00%, 7/1/22	4,150	4,857

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien, 5.00%, 7/1/20	1,500	1,705

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,427

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien, 5.00%, 7/1/26	5,000	6,231

Phoenix G.O. Unlimited Refunding Bonds, 4.00%, 7/1/22	5,000	5,773

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/1/23	10,000	11,893

Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, 5.25%, 7/1/24	5,990	6,907
		135,707

California – 10.8%

Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured), 0.00%, 8/1/39 (4)	11,755	4,024

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

California – 10.8% – continued

California State Educational Facilities Authority Revenue Bonds, Series T-1, Stanford University, 5.00%, 3/15/39	$10,020	$14,028

California State G.O. Unlimited Bonds, 5.00%, 9/1/28	5,000	6,357

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	80	80

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured), 5.00%, 10/1/18	75	75

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	1,000	1,155
5.00%, 3/1/26	10,000	12,712
5.00%, 9/1/29	5,000	6,296
6.25%, 11/1/34	5,000	5,809

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health, 5.00%, 11/15/36	3,000	3,697
4.00%, 11/15/38	5,000	5,507
4.00%, 11/15/41	5,000	5,461

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Motion Picture Arts, 5.00%, 11/1/35	2,000	2,405

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/31	10,000	12,557
5.00%, 11/1/32	5,000	6,245

California State University Systemwide Revenue Refunding Bonds, Series B-3, 4.00%, 11/1/23 (1)	200	232

California State Various Purpose G.O. Unlimited Bonds, 4.00%, 9/1/32	5,000	5,665

California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 9/1/17	24,910	25,642
4.00%, 9/1/34	3,500	3,939

California State Various Purpose G.O. Unlimited Refunding Bonds, Group B, 5.00%, 9/1/17	32,395	33,640

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

California – 10.8% – continued
5.00%, 9/1/27	$10,000	$12,839

California State Veterans G.O. Unlimited Refunding Bonds, Series CM (AMT), 4.00%, 12/1/32	2,165	2,327

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC, 5.00%, 5/15/29	1,250	1,551

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006, 1.53%, 8/1/35	11,850	11,910

Contra Costa Water District Revenue Refunding Bonds, Series R, 5.00%, 10/1/18	1,575	1,707

Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/27	435	539

Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured), 0.00%, 8/1/46 (4)	12,000	2,458

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/30	10,000	12,395

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/31	5,000	6,168

Los Angeles County G.O. Unlimited TRANS, 3.00%, 6/30/17	50,000	50,841

Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	5,000	5,567

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	3,000	3,088

Los Angeles G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/20	55	64

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT) (NATL Insured), 5.00%, 8/1/17	4,850	4,955

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

California – 10.8% – continued

Los Angeles Municipal Improvement Corp. Lease Revenue Refunding Bonds, Series B, Real Property, 5.00%, 11/1/27	$5,000	$6,436

Los Angeles TRANS, Series B, 3.00%, 6/29/17	25,325	25,770

Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.00%, 7/1/17	10,000	10,317

Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	5,000	5,163

Monterey County Public Facilities Financing COPS, 5.00%, 10/1/35	1,860	2,254

Orange County Sanitation District Wastewater Revenue Refunding, Series A, 5.00%, 2/1/36	6,660	8,251

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, 5.00%, 4/1/27	1,145	1,384

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.13%, 4/1/19 (3)	7,390	8,166

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, 5.00%, 5/1/46	620	745

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,771

Santa Clara Valley Water District COPS, Series C, 5.00%, 6/1/24	650	823

Santa Cruz County G.O. Unlimited TRANS, 3.00%, 6/29/17	10,000	10,161

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded, 6.00%, 7/1/18 (3)	5,000	5,450

University of California General Revenue Bonds, Series Q, Prerefunded, 5.25%, 5/15/17 (3)	2,500	2,595

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

California – 10.8% – continued

University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	$5,000	$5,722

University of California Regents Medical Center Pooled Revenue Refunding Bonds, Series L, 4.00%, 5/15/37	2,500	2,783
		370,726

Colorado – 1.3%

Cherry Creek School District No. 5 G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 12/15/17	5,000	5,253

Colorado State Board of Governors University Enterprise System Revenue Bonds, Series E-1 (State Higher Education Intercept Program), 5.00%, 3/1/34	2,150	2,588

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, University of Denver Project (NATL Insured), 5.00%, 3/1/35	3,000	3,940

Denver City & County Airport System Revenue Bonds, Series B, 5.00%, 11/15/25	3,200	3,867

Denver City & County Airport System Subordinate Revenue Bonds, Series B, 5.25%, 11/15/28	1,500	1,828
5.25%, 11/15/29	1,740	2,107

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded, 6.00%, 9/1/19 (3)	6,550	7,507

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,250

Platte River Co. Power Authority Power Revenue Refunding Bonds, Series JJ, 5.00%, 6/1/27	5,000	6,442

Regional Transportation District Sales TRB, Series A, Fastracks Project (AMBAC Insured), Prerefunded, 5.00%, 11/1/16 (3)	5,000	5,018
		44,800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Connecticut – 1.1%

Connecticut State G.O. Unlimited Bonds, Series B, 5.00%, 5/15/22	$2,000	$2,335
5.00%, 4/15/23	5,500	6,523

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	5,000	5,886

Connecticut State G.O. Unlimited Bonds, Series E, 5.00%, 9/15/26	3,825	4,533
4.00%, 9/15/27	5,000	5,571

Connecticut State Special Tax Obligation Revenue Bonds, Series A, 5.00%, 8/1/32	3,500	4,245

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A, 4.00%, 9/1/36	5,000	5,498

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B, 3.00%, 12/1/22	1,725	1,868

South Central Regional Water Authority Water System Revenue Bonds, 22nd Series B (AGM Insured), Prerefunded, 5.00%, 8/1/18 (3)	2,000	2,151
		38,610

Delaware – 0.3%

Delaware State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/17	4,590	4,735

Delaware State G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 7/1/23	969	1,112

Delaware State Transportation Authority System Revenue Refunding Bonds, 5.00%, 7/1/26	1,500	1,952
5.00%, 7/1/27	3,000	3,868
		11,667

District of Columbia – 0.9%

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/18 (3)	1,000	1,086
5.50%, 10/1/18 (3)	10,500	11,460

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

District Of Columbia – 0.9% – continued
6.00%, 10/1/18 (3)	$5,000	$5,507

Metropolitan Washington Airports Authority System Revenue Bonds, Series C, 5.13%, 10/1/39	2,460	2,651

Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,431
5.00%, 10/1/26	1,500	1,743

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/28	3,000	3,540
		29,418

Florida – 6.4%

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/28	6,185	7,581

Broward County Airport System Revenue Bonds, Series Q-1, 5.00%, 10/1/42	1,295	1,515

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,000	1,163
5.00%, 9/1/25	1,000	1,158

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,852

Broward County School Board Refunding COPS, Series A, 5.00%, 7/1/28	2,265	2,827

Florida State Board of Education Lottery Revenue Refunding Bonds, Series B, 5.00%, 7/1/24	10,000	12,598

Florida State Board of Public Education Capital Outlay G.O. Unlimited Bonds, Series A, 5.25%, 6/1/28	11,135	12,026

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/24	3,000	3,784

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Florida – 6.4% – continued

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/17	$10,000	$10,284

Florida State Department of Environmental Protection Preservation Florida Forever Revenue Refunding Bonds, Series A, 5.00%, 7/1/19	5,000	5,543

Florida State Department of Transportation G.O. Unlimited Bonds, Right of Way, 5.25%, 7/1/37	12,475	13,008

Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Right of Way, 5.00%, 7/1/24	5,000	6,316

Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/27	3,460	4,489

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.38%, 10/1/29	3,395	3,978

Florida State Turnpike Authority Revenue Bonds, Series B, 5.00%, 7/1/22	3,000	3,626

Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.00%, 10/1/16	400	400

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport, 5.00%, 10/1/44	2,500	2,939

Hillsborough County Aviation Authority Revenue Refunding Bonds, Series A (AMT), Tampa International Airport (NATL Insured), 5.00%, 10/1/23	4,245	4,246

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/1/44	4,000	4,739

Lee County School Board Refunding COPS, 5.00%, 8/1/22	800	961
5.00%, 8/1/23	1,125	1,378

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Florida – 6.4% – continued

Miami Beach Redevelopment Agency Tax Increment Tax Allocation Refunding Bonds, City Center (AGM Insured), 5.00%, 2/1/31	$2,250	$2,676

Miami Beach Stormwater Revenue Bonds, 5.00%, 9/1/41	2,500	2,934

Miami-Dade County Aviation Revenue Refunding Bonds, 5.00%, 10/1/41	6,900	8,256

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/27	1,320	1,583
5.00%, 10/1/32	3,890	4,545

Miami-Dade County Aviation Revenue Refunding Bonds, Series B, 5.00%, 10/1/37	650	773

Miami-Dade County G.O. Unlimited Bonds, Series 2014-A, Building Better Communities Program, 5.00%, 7/1/34	5,000	6,129

Miami-Dade County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/25	10,000	12,776
5.00%, 7/1/37	8,000	9,713

Miami-Dade County School Board COPS, Series A, 5.00%, 5/1/32	5,000	5,831

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,501
5.25%, 10/1/22	2,500	3,069

Orange County School Board Refunding COPS, Series C, 5.00%, 8/1/31	2,175	2,644

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/21 (3)	80	95

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 10/1/31	4,920	5,752

Reedy Creek Improvement District G.O. Limited Bonds, Series A, 5.25%, 6/1/29	5,000	6,072
5.25%, 6/1/30	5,000	6,052

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Florida – 6.4% – continued

Sarasota County Utility System Revenue Bonds, Series A, 4.00%, 10/1/43	$10,000	$11,074

South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group, 5.00%, 8/15/42	9,630	9,903

Tampa Health System Revenue Bonds, Series A, Baycare, 4.00%, 11/15/46	7,250	7,827
		218,616

Georgia – 2.3%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded, 5.50%, 1/1/19 (3)	10,000	11,028

Georgia State G.O. Unlimited Bonds, Series A, Tranche 2, 5.00%, 2/1/26	5,000	6,386
5.00%, 2/1/28	10,000	12,881

Georgia State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 10/1/21	10,000	11,936

Georgia State G.O. Unlimited Refunding Bonds, Series C-1, 4.00%, 1/1/25	24,300	29,250

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project, 5.00%, 7/1/60	2,500	2,929
5.50%, 7/1/60	2,500	3,041
		77,451

Hawaii – 1.1%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	1,000	1,146

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,500	6,542

Hawaii State G.O. Unlimited Refunding Bonds, Series EP, 5.00%, 8/1/26	10,000	12,628

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Hawaii – 1.1% – continued

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution, 5.00%, 7/1/27	$3,310	$4,173

Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution, 5.00%, 7/1/27	10,000	12,608
		37,097

Idaho – 0.1%

Idaho State G.O. Unlimited TANS, 2.00%, 6/30/17	5,000	5,041

Illinois – 1.7%

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B, 5.25%, 1/1/34	2,500	2,899

Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien, 5.50%, 1/1/30	2,025	2,404

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B, 5.00%, 1/1/29	5,000	6,059

Illinois State Build Sales TRB, 5.00%, 6/15/19	5,000	5,518

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,786

Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 5.00%, 11/15/35	1,500	1,764
4.13%, 11/15/37	1,215	1,296

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-IBC FGIC Insured), Prerefunded, 5.25%, 2/1/17 (3)	1,830	1,858

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A, 4.00%, 2/1/33	7,000	7,602

Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A, 5.00%, 2/1/29	2,000	2,236

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Illinois – 1.7% – continued

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), 5.00%, 2/1/23	$5,965	$7,053

Will County G.O. Unlimited Bonds, 4.00%, 11/15/36	5,000	5,518

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, 5.25%, 6/1/36	2,500	2,948

Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/30/24	6,040	7,277
		57,218

Indiana – 1.8%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,813
5.25%, 10/1/38	2,980	3,501

Indiana State Finance Authority Highway Revenue Refunding Bonds, Series C, 5.00%, 12/1/23	9,000	11,242
5.00%, 6/1/27	10,000	12,999
5.00%, 6/1/29	10,000	13,262

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group, 5.00%, 12/1/25	3,855	4,896
5.00%, 12/1/40	5,000	5,926

Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), Prerefunded, 5.25%, 1/15/18 (3)	1,000	1,057

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	1,500	1,661
5.50%, 1/10/24	1,135	1,344
		62,701

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Kansas – 0.1%

Kansas State Development Finance Authority Revenue Refunding Bonds, Series D-2, Kansas State University Housing Projects, 5.00%, 4/1/23	$3,110	$3,724

Kentucky – 1.0%

Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112, 5.00%, 11/1/27	10,000	12,442
5.00%, 11/1/28	7,500	9,246

Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A, 5.00%, 7/1/27	5,305	6,650

Lexington-Fayette Urban County Government Various Purpose G.O. Unlimited Bonds, Series C, 5.00%, 9/1/24	2,000	2,517

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A, 5.00%, 5/15/34	3,000	3,518
		34,373

Louisiana – 0.6%

Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds, 5.00%, 7/15/22	5,290	6,332

Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 9/1/24	3,520	4,376

Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/22	1,200	1,434
5.00%, 7/15/24	2,825	3,457

Louisiana State Highway Improvement Revenue Bonds, Series A, 5.00%, 6/15/30	5,390	6,544
		22,143

Maryland – 2.4%

Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 4/1/27	5,805	7,364

Baltimore Wastewater Project Revenue Refunding Bonds, Series D, 5.00%, 7/1/24	5,425	6,757

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Maryland – 2.4% – continued

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series C, 5.00%, 3/1/19	$4,365	$4,798

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.25%, 12/15/17	9,880	10,408
5.00%, 2/1/24	6,800	8,383

Maryland State Department of Transportation Consolidated Revenue Bonds, Third Issue, 4.00%, 12/15/25	5,000	5,882

Maryland State Department of Transportation County Transportation Revenue Refunding Bonds, 4.00%, 5/15/20	2,355	2,607

Maryland State G.O. Unlimited Bonds, First Series B, Prerefunded, 4.50%, 3/15/19 (3)	5,000	5,439

Maryland State G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/17	10,000	10,351
5.00%, 8/1/24	10,000	12,125
5.00%, 8/1/26	2,750	3,332

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, The John Hopkins Health System, 5.00%, 5/15/37	1,000	1,204

Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 7/1/31	2,000	2,152

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/1/26	1,000	1,272

Saint Mary’s County G.O. Unlimited Bonds, 5.00%, 8/1/24	500	633
		82,707

Massachusetts – 5.0%

Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded, 5.25%, 7/1/18 (3)	500	538

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series B, 5.00%, 7/1/29	10,000	12,479

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Massachusetts – 5.0% – continued

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/24	$2,400	$3,026

Massachusetts State College Building Authority Revenue Refunding Bonds, Series B (XLCA Insured State Appropriation Intercept Program), 5.50%, 5/1/39	5,000	6,880

Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University, 5.00%, 10/15/28	10,000	11,508

Massachusetts State G.O. Limited Bonds, Series A, Prerefunded, 5.00%, 4/1/21 (3)	5,000	5,868

Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan, 3.38%, 10/1/35	4,000	4,095
3.63%, 10/1/41	3,000	3,075

Massachusetts State G.O. Limited Bonds, Series E, 3.00%, 12/1/27	2,500	2,571

Massachusetts State G.O. Limited Bonds, Series F, 5.00%, 11/1/26	5,820	7,088

Massachusetts State G.O. Limited Bonds, Series G, 4.00%, 9/1/36	5,000	5,581

Massachusetts State G.O. Limited Refunding Bonds, Series A, 3.00%, 7/1/17	13,965	14,197
5.00%, 7/1/29	5,000	6,226

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	2,987
5.00%, 7/1/24	10,000	12,598
5.00%, 7/1/28	2,000	2,645
5.00%, 7/1/31	5,000	6,268

Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/25	3,500	4,577

Massachusetts State G.O. Limited Refunding Bonds, Series C, 5.00%, 10/1/24	10,000	12,662

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Massachusetts – 5.0% – continued

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University, 5.50%, 11/15/36	$5,000	$5,491

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, 5.25%, 7/1/29	5,000	5,561

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series K, Massachusetts Institute of Technology, 5.50%, 7/1/22	1,250	1,561

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, Tufts University, 5.25%, 2/15/26	1,250	1,613

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University, 6.25%, 4/1/20	1,000	1,184

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Prerefunded, 5.00%, 8/15/17 (3)	4,980	5,163

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Unrefunded Balance, 5.00%, 8/15/37	20	21

Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/18	500	539
5.50%, 6/1/21	500	601

Massachusetts State Variable G.O. Limited Refunding Bonds, Series C, 0.96%, 2/1/17 (5)	10,000	10,000

Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured), 5.50%, 8/1/22	3,300	4,106

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B, 5.00%, 8/1/26	5,000	5,745

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Massachusetts – 5.0% – continued

Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 7/15/19	$805	$866

Newton G.O. Limited Refunding Bonds, Municipal Purpose Loan, 5.00%, 1/15/29	2,720	3,466
		170,786

Michigan – 2.9%

Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/27	1,540	1,898

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/29	5,000	6,021

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.00%, 10/15/27	10,000	11,542

Michigan State Building Authority Revenue Refunding Bonds, Series I, 5.00%, 10/15/29	5,000	6,230
5.00%, 10/15/32	10,000	12,238
5.00%, 10/15/33	3,000	3,659
4.00%, 10/15/36	2,750	3,022

Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, 5.00%, 10/1/25	3,970	4,824

Michigan State Finance Authority Revenue Refunding Bonds, Series 2016, Trinity Health Corp., 5.00%, 12/1/45	1,000	1,192

Michigan State Grant Anticipation Refunding Bonds, 5.00%, 3/15/20	2,000	2,260
5.00%, 3/15/27	3,000	3,820

Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, 5.00%, 11/15/21	5,000	5,609

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health, 2.00%, 5/30/18 (1)	2,905	2,945

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Michigan – 2.9% – continued

Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Credit Group, 5.00%, 11/15/27	$2,500	$3,119

Michigan State Housing Development Authority Revenue Bonds, Series B, 12/1/41 (2)	3,000	2,975

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance, 4.75%, 10/1/23	345	346

University of Michigan Revenue Refunding Bonds, 5.00%, 4/1/36	10,000	12,331

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/34	3,400	4,062

Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured), 5.00%, 12/1/32	9,690	11,629
		99,722

Minnesota – 1.7%

Bloomington Independent School District No. 271 Building G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/21	5,490	6,405

Hennepin County G.O. Unlimited Bonds, Series A, 5.00%, 12/1/25	3,515	4,287

Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series A, 1/1/27 (2)	2,500	3,237

Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,718

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/36	5,000	6,247

Minnesota State G.O. Unlimited Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 10/1/20	75	86

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Minnesota – 1.7% – continued

Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A, 5.00%, 10/1/29	$1,000	$1,211

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 4.00%, 8/1/17	10,000	10,266

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 8/1/22 (3)	245	298

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Unrefunded Balance, 5.00%, 8/1/23	5,300	6,428

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D, 5.00%, 8/1/22	10,000	12,192

Saint Paul Housing and Redevelopment Authority Health Care Facility Revenue Bonds, Health Partners Group Project, Prerefunded, 5.25%, 11/15/16 (3)	5,080	5,108
		58,483

Missouri – 1.2%

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, 5.00%, 5/1/38	5,880	7,141

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B, 5.00%, 1/1/26	1,500	1,929
5.00%, 1/1/27	5,250	6,712

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded, 5.00%, 1/1/20 (3)	5	6

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded, Escrowed to Maturity, 5.00%, 7/1/23	125	155

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Missouri – 1.2% – continued

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Unrefunded Balance, 5.00%, 1/1/22	$5,055	$5,692
5.00%, 7/1/23	3,495	4,345

Springfield Public Utility Revenue Refunding Bonds, 5.00%, 8/1/23	10,000	12,334

Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program), 0.00%, 3/1/27 (4)	2,100	1,649
		39,963

Nebraska – 1.2%

Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds, 5.00%, 1/15/27	3,760	4,772

Lincoln Electric System Revenue Refunding Bonds, 5.00%, 9/1/34	1,500	1,875

Nebraska State Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/23	1,000	1,222

Omaha Public Power District Electric Revenue Bonds, Series B, 5.00%, 2/1/34	3,000	3,516

Omaha Public Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 2/1/28	10,000	12,688
5.00%, 2/1/29	4,000	5,040

Omaha Public Power District Electric System Revenue Refunding Bonds, Series C, 5.00%, 2/1/39	4,235	5,087
5.00%, 2/1/43	5,000	5,972
		40,172

Nevada – 1.1%

Clark County G.O. Limited Refunding Bonds, Series B, 5.00%, 11/1/27	2,435	3,127

Clark County G.O. Limited Tax Bank Bonds, 5.00%, 6/1/38	2,500	2,659

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Nevada – 1.1% – continued

Clark County School District Building G.O. Limited Refunding Bonds, Series C, 5.00%, 6/15/28	$4,690	$5,829

Clark County School District G.O. Limited Bonds, Series D, 5.00%, 6/15/28	3,045	3,785

Clark County School District G.O. Limited Refunding Bonds, Series A, 5.00%, 6/15/23	5,000	6,129

Las Vegas City Hall G.O. Limited Refunding Bonds, 5.00%, 9/1/34	2,000	2,451

Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, Prerefunded, 5.00%, 6/1/18 (3)	8,000	8,548

Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,680
		36,208

New Hampshire – 0.2%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded, 5.25%, 6/1/19 (3)	5,000	5,569

New Jersey – 0.4%

New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, 5.00%, 3/1/27	3,290	3,653

New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/20	2,500	2,761

New Jersey State Turnpike Authority Revenue Bonds, Series E, 5.00%, 1/1/33	5,000	5,988

Ocean County G.O. Unlimited Refunding Bonds, Series A, 4.00%, 8/1/23	1,000	1,178
		13,580

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

New Mexico – 0.1%

New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	$2,770	$3,255

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services, 5.00%, 8/1/44	1,500	1,772
		5,027

New York – 14.5%

Long Island Power Authority Electric System Revenue Bonds, Series A, Prerefunded, 6.25%, 4/1/19 (3)	5,000	5,652

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, 5.00%, 11/15/34	5,000	5,615

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A, 5.25%, 11/15/32	10,000	12,849

Metropolitan Transportation Authority Revenue Bonds, Series B-4, 5.00%, 11/15/19 (1)	1,175	1,315

Metropolitan Transportation Authority Revenue Bonds, Series C-1, 5.00%, 11/15/56	5,000	5,957

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,845

Metropolitan Transportation Authority Revenue Refunding Bonds, Series A2, Green Bond, 5.00%, 11/15/25	5,000	6,410

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D, 5.00%, 11/15/23	5,000	5,231
5.00%, 11/15/24	5,000	5,231

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1, 5.25%, 11/15/28	5,000	6,335

New York City Housing Development Corp. Multifamily Housing Revenue Refunding Bonds, Series B, Sustainable Neighborhood (FNMA Insured), 2.95%, 2/1/26 (1)	4,000	4,212

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

New York – 14.5% – continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG, 5.00%, 6/ 15/31	$5,000	$6,184
5.00%, 6/15/39	8,000	9,653

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG-1, 5.00%, 6/15/39	5,000	5,527

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1 (State Aid Withholding), 3.00%, 7/15/17	6,725	6,841
4.00%, 7/15/40	1,315	1,439

New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding), 5.00%, 7/15/26	10,000	11,790

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,746

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1, 2.00%, 8/1/18	5,000	5,105
5.00%, 8/1/31	10,000	12,524

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/23	10,380	12,521

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,186

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016, 5.00%, 8/1/35	10,000	12,237
5.00%, 8/1/37	8,500	10,310
5.00%, 2/1/41	10,000	11,892

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017, 5.00%, 5/1/35	3,750	4,606
5.00%, 5/1/36	6,000	7,340

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

New York – 14.5% – continued

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A-1, 5.00%, 11/1/21	$5,000	$5,630

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B, 5.00%, 2/1/22	2,000	2,333

New York G.O. Unlimited Bonds, Series D, 5.00%, 8/1/23	5,000	6,201

New York G.O. Unlimited Bonds, Series E, Unrefunded Balance, 5.00%, 11/1/25	5	5

New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Prerefunded, 5.00%, 10/1/17 (3)	760	792

New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Unrefunded Balance, 5.00%, 10/1/22	4,240	4,418

New York G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/29	2,405	3,012

New York G.O. Unlimited Refunding Bonds, Series E, 5.00%, 8/1/24	5,000	6,311

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded, 5.25%, 10/1/19 (3)	3,910	4,415

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance, 5.25%, 10/1/23	1,090	1,217

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured), 5.50%, 3/15/30	7,040	9,986

New York State Dormitory Authority Personal Income TRB, Series A-2014, Unrefunded Balance, 5.00%, 2/15/39	1,930	2,109

New York State Dormitory Authority Personal Income TRB, Series B, Education, 5.75%, 3/15/36	16,000	17,885

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

New York – 14.5% – continued

New York State Dormitory Authority Sales Tax Supported Debt Revenue Bonds, Series A, 5.00%, 3/15/44	$2,425	$2,886

New York State Dormitory Authority Sales TRB, Series A, 5.00%, 3/15/27	10,000	12,292

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds, 5.00%, 6/15/18	12,485	13,384
5.00%, 6/15/36	5,000	5,845

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds, 5.00%, 6/15/25	2,185	2,291

New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	10,933

New York State Environmental Facilities Corp. Revenue Bonds, Series 2010, Master State Revolving Funds, 5.00%, 5/15/23	2,000	2,495

New York State Environmental Facilities Corp. Revenue Refunding Bonds, State Revolving Funds Green Bond, 5.00%, 9/15/20	1,035	1,200

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series D (SonyMA/GNMA/FNMA/FHLMC Insured), 3.20%, 11/1/46	1,000	981

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-IBC Insured), 5.50%, 4/1/17	2,120	2,166

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured), 5.00%, 4/1/21	7,505	8,536

New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 195, 3.00%, 10/1/31	1,300	1,324

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

New York – 14.5% – continued

New York State Thruway Authority Revenue Refunding Bonds, Series K, 5.00%, 1/1/28	$10,000	$12,409

New York State Thruway Authority Transportation Personal Income TRB, Series A, Prerefunded, 5.25%, 9/15/17 (3)	5,000	5,214

New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/25	20,000	25,559
5.00%, 3/15/27	13,000	16,752
5.00%, 3/15/28	10,000	12,656

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract, 5.38%, 1/1/22	1,850	2,035

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT), 5.00%, 9/1/26	1,130	1,383

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 194, 5.00%, 10/15/31	10,000	12,451
5.00%, 10/15/35	5,970	7,295

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/27	10,000	12,773
5.00%, 10/15/28	5,000	6,348

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, 5.00%, 11/15/27	1,330	1,683

Utility Debt Securitization Authority Revenue Refunding Bonds, Series A, Restructuring Bonds, 5.00%, 6/15/28	10,300	13,224
5.00%, 12/15/34	13,000	16,192
5.00%, 12/15/35	5,000	6,203

Utility Debt Securitization Authority Revenue Refunding Bonds, Series B, Restructuring Bonds, 5.00%, 6/15/20	20,000	21,401
5.00%, 12/15/23	5,500	6,583
		495,361

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

North Carolina – 2.0%

Charlotte COPS, Series B, 3.00%, 6/1/22	$10,330	$10,466

Charlotte G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/27	3,500	4,337

Fayetteville Public Works Commission Revenue Refunding Bonds, 5.00%, 3/1/22	5,725	6,878

North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/27	10,000	13,067

North Carolina State G.O. Unlimited Refunding Bonds, Series D, 3.00%, 6/1/17	13,935	14,142

North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series C, 5.00%, 1/1/29	10,000	12,503

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	5,000	5,726
		67,119

North Dakota – 0.0%

North Dakota State Housing Finance Agency Homeownership Revenue Bonds, Series C, Home Mortgage Finance Program, 3.15%, 1/1/36	1,500	1,496

Ohio – 0.6%

Columbus G.O. Unlimited Bonds, Series A, 2.00%, 8/15/20	4,000	4,143

Northeast Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/39	2,000	2,393

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/22	5,000	6,078
5.00%, 8/1/25	2,250	2,894

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/22	2,500	3,039

University of Cincinnati Receipts Revenue Bonds, Series G (NATL Insured), Prerefunded, 5.00%, 12/1/17 (3)	2,075	2,177
		20,724

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Oklahoma – 0.1%

Oklahoma State Capitol Improvement Authority State Highway Capital Improvement Revenue Bonds, 7/1/31 (2)	$3,265	$4,006

Oregon – 1.1%

Oregon State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	4,480	5,149

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, 5.00%, 11/15/22	6,485	7,979

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	10,464

Oregon State University General Revenue Bonds, Series A, 4.00%, 4/1/46	5,000	5,488

Portland Community College District G.O. Unlimited Bonds, 5.00%, 6/15/21	2,560	3,019

Washington County G.O. Unlimited Bonds, 5.00%, 6/1/26	3,555	4,651

		36,750

Pennsylvania – 1.2%

Bethlehem Area School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding), 5.00%, 2/1/25	3,000	3,740

Delaware County Authority Villanova University Revenue Bonds, 5.00%, 8/1/45	3,320	3,943

Montgomery County G.O. Unlimited Refunding Bonds, 5.00%, 3/1/22	915	1,096

Neshaminy School Disaster G.O. Limited Bonds, Series B (State Aid Withholding), 5.00%, 11/1/34	7,290	8,841

Pennsylvania State Economic Development Financing Authority Revenue Refunding Bonds, UPMC, 5.00%, 3/15/28	1,170	1,455

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Pennsylvania – 1.2% – continued

Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/19	$5,075	$5,112

Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 7/15/23	5,000	6,161

Pennsylvania State Turnpike Commission Revenue Bonds, Series B, 5.00%, 12/1/40	5,000	5,856

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1, 5.00%, 12/1/36	3,250	3,849

		40,053

Rhode Island – 0.7%

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, Prerefunded, 5.50%, 8/1/21 (3)	5,000	6,050

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan, 5.00%, 10/15/27	2,630	3,143

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan, 5.00%, 8/1/21	1,000	1,180

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/17	10,000	10,348

Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A, 5.00%, 10/1/21	2,880	3,333

		24,054

South Carolina – 0.9%

Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 11/1/23	2,500	2,971

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	4,960	6,188

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

South Carolina – 0.9% – continued

Richland County School District No. 1 G.O. Unlimited Bonds (SCSDE Insured), 5.00%, 3/1/17	$8,200	$8,346

Scago Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds, 5.00%, 12/1/25	500	615

South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded, 5.50%, 1/1/19 (3)	12,000	13,217
		31,337

Tennessee – 1.0%

Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C, 5.00%, 7/1/26	10,000	12,711
5.00%, 7/1/28	10,000	12,498

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance, 5.00%, 7/1/24	4,600	5,264

Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program, 3.75%, 1/1/19	445	464
4.05%, 7/1/20	450	487
4.13%, 7/1/21	1,575	1,676
		33,100

Texas – 6.8%

Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.), 0.95%, 8/15/18 (1)	3,000	2,982

Austin G.O. Limited Bonds, Certificates of Obligation, 9/1/20 (2)	1,490	1,716

Austin G.O. Limited Refunding Bonds, 5.00%, 9/1/26	3,980	5,084

Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/22	100	120

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Texas – 6.8% – continued

Corpus Christi Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/25	$2,000	$2,565

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/28	5,000	6,206

Dallas Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/27	10,000	12,550

Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A, 5.00%, 10/1/27	5,000	6,331

Dallas Waterworks & Sewer System Taxable Revenue Refunding Bonds, Series B, 2.21%, 10/1/20	3,000	3,090

Fort Worth Independent School District and School Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/25	5,000	6,351

Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	10,000	11,627

Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project, Prerefunded, 4.50%, 11/15/17 (3)	2,500	2,602

Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/18	10,940	11,553

Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.), Prerefunded, 5.00%, 2/15/17 (3)	10,000	10,158

Houston Utility System Revenue Refunding Bonds, Series B, First Lien, 5.25%, 11/15/33	20,000	25,426
5.00%, 11/15/34	3,980	4,921

Humble Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 5.00%, 2/15/17 (3)	10,000	10,158

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Texas – 6.8% – continued

Laredo G.O. Limited Bonds, Certificates of Obligation (NATL Insured), Prerefunded, 5.00%, 2/15/17 (3)	$6,965	$7,074

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19 (3)	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.50%, 5/15/19 (3)	80	89

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded, 5.50%, 5/15/19 (3)	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded, 5.50%, 5/15/19 (3)	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance, 5.50%, 5/15/33	1,905	2,107

North East Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/1/26	10,445	13,326

North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/1/28	5,000	6,252

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier (BHAC-CR Insured), Prerefunded, 5.75%, 1/1/18 (3)	10,000	10,600

Red River Education Finance Corp. Higher Education Revenue Bonds, Texas Christian University (NATL Insured), Prerefunded, 5.00%, 3/15/17 (3)	1,725	1,758

San Antonio Electric & Gas Revenue Refunding Bonds, 5.00%, 2/1/28	5,000	6,384

San Antonio Electric & Gas Revenue Refunding Bonds, Prerefunded, 5.00%, 2/1/17 (3)	2,300	2,332

San Antonio Water Variable Revenue Refunding Bonds, Series A, Junior Lien, 5.00%, 5/15/32	1,765	2,185

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Texas – 6.8% – continued

Texas State A&M University Financing System Revenue Bonds, Series D, 5.00%, 5/15/27	$5,000	$6,125

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 4.00%, 10/1/17	5,000	5,160

Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	70	87

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, First Tier, 5.00%, 10/1/25	1,175	1,513

Texas State Water Development Board Revenue Bonds, Series A, 5.00%, 10/15/29	10,000	12,578

Travis County G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/24	5,000	6,242
5.00%, 3/1/25	3,345	4,245

University of Texas Permanent University Fund Revenue Bonds, Series A, 5.00%, 7/1/33	5,000	6,154

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.00%, 7/1/25	2,000	2,511

University of Texas Revenue Bonds, Series B, Green Bonds, 2.50%, 8/15/36 (5)	3,625	3,656

University of Texas Revenue Bonds, Series D, 5.00%, 8/15/23	6,000	7,465
		231,301

Utah – 1.0%

Intermountain Power Agency Power Supply Subordinated Revenue Refunding Bonds, Series A (AMBAC Insured), Partially Escrowed to Maturity, 5.00%, 7/1/17	5,000	5,155

North Davis County Sewer District Revenue Bonds, 5.00%, 3/1/23	2,265	2,779

Utah State G.O. Unlimited Bonds, 5.00%, 7/1/23	5,000	6,067

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Utah – 1.0% – continued

Utah State G.O. Unlimited Refunding Bonds, 5.00%, 7/1/25	$5,000	$6,405

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured), 5.25%, 6/15/27	10,000	13,415
		33,821

Vermont – 0.1%

Vermont State G.O. Unlimited Bonds, Series B, 5.00%, 8/15/22	1,425	1,742

Vermont State Municipal Bond Bank Revenue Bonds, Series 1, 5.00%, 12/1/28	1,705	2,188
		3,930

Virginia – 2.0%

Arlington County G.O. Unlimited Refunding Bonds, Series B, 4.00%, 8/15/17	8,805	9,051
5.00%, 8/15/27	5,000	6,540

Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A, 5.00%, 7/1/27	3,465	4,319

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/22	1,360	1,630

Norfolk G.O. Unlimited Refunding Bonds, Series B, 10/1/28(2)	10,000	11,752

Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 3/1/24	5,000	6,129

University of Virginia Revenue Refunding Bonds, Series B, 5.00%, 8/1/21	5,000	5,945

Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, 5.00%, 7/1/28	5,000	6,330

Virginia State G.O. Unlimited Bonds, Series A, 5.00%, 6/1/19	1,000	1,109

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Virginia – 2.0% – continued

Virginia State Public School Authority School Financing 1997 Resolution Revenue Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/17	$5,000	$5,175

Virginia State Public School Authority Special Obligation Prince William County Revenue Refunding Bonds (State Aid Withholding), 5.00%, 8/1/17	5,740	5,941

Virginia State Public School Authority Special Obligation Prince William Revenue Bonds (State Aid Withholding), 5.00%, 8/1/17	4,925	5,098

Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, 5.50%, 10/1/22	1,000	1,255
		70,274

Washington – 0.8%

King County Sewer Revenue Refunding Bonds, Series A, 4.00%, 7/1/35	3,000	3,351

Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien, 5.00%, 2/1/18	1,000	1,053

Washington State G.O. Unlimited Bonds, Series 2017-A, 5.00%, 8/1/36	8,015	9,805

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 5.00%, 7/1/22	5,000	6,044

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 5.25%, 10/1/39	4,000	4,442

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/38	3,000	3,537
		28,232

Wisconsin – 1.5%

Madison G.O. Unlimited Refunding Promissory Notes, Series A, 10/1/17 (2)	1,080	1,087

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 85.2% – continued

Wisconsin – 1.5% – continued

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/23	$6,000	$7,504
5.00%, 11/1/29	7,500	9,449

Wisconsin State G.O. Unlimited Refunding Bonds, Series 4, 5.00%, 5/1/26	10,350	13,111

Wisconsin State Health & EDA Home Ownership Revenue Bonds, Series B (FNMA Insured), 3.15%, 9/1/30	5,000	5,250

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Marquette University, 10/1/28 (2)	670	835

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 4.00%, 11/15/34	3,000	3,337
4.00%, 11/15/35	5,000	5,534
5.00%, 11/15/36	5,000	6,040
4.00%, 11/15/39	500	545
		52,692
Total Municipal Bonds
(Cost $2,814,463)		2,917,189

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 7.4%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.33% ^(6)(7)	253,630,223	$253,630
Total Investment Companies
(Cost $253,630)		253,630

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 8.7%

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/16	$10,000	$10,037

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 8.7% – continued

California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU, 1.46%, 9/1/17 (1)	$5,000	$5,004

Charleston County School District G.O. Unlimited Notes (SCSDE Insured), 4.00%, 11/4/16	10,000	10,031

Colorado State General Fund TRANS, Series A, 2.00%, 6/27/17	15,925	16,056

Connecticut State G.O. Unlimited Refunding Bonds, Series A, Economic Recovery Notes, 1.09%, 1/1/17 (5)	10,210	10,210

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University, 0.80%, 7/26/17 (1)	10,000	9,992

District of Columbia Income Tax Secured Adjustable Revenue Refunding Bonds, SIFMA Index, 0.96%, 12/1/16 (5)	5,000	5,000

Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A, 4.00%, 10/1/16	3,635	3,635

Houston Independent School District G.O. Limited Bonds, Series 2014A-1A (PSF-Gtd.), 2.00%, 6/1/17 (1)	5,000	5,031

Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp., 0.90%, 9/1/17 (1)	2,000	1,998

Los Angeles Community College District G.O. Unlimited Bonds, Series I, 2.00%, 2/1/17	18,560	18,638

Los Angeles Department of Water & Power Revenue Refunding Bonds, Subseries B-5, 0.87%, 10/11/16 (1)	2,500	2,500

Maryland State G.O. Unlimited Refunding Bonds, First Series B, 4.50%, 8/1/17	5,660	5,835

Massachusetts State G.O. Limited RANS, Series A, 2.00%, 4/24/17	25,000	25,164

Massachusetts State G.O. Limited RANS, Series C, 2.00%, 6/26/17	25,000	25,247

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 8.7% – continued

Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue, 0.84%, 10/11/16 (1)	$10,000	$10,000

Massachusetts State School Building Authority Sales TRB, Series B, 5.00%, 1/15/17	11,100	11,238

Massachusetts State Water Resources Authority General Subordinated Revenue Refunding Bonds, Series E, 0.94%, 10/10/16 (1)	20,000	20,000

Miami-Dade County School District G.O. Limited TANS, 5.00%, 2/23/17	15,000	15,244

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016, 4.00%, 2/1/17	10,000	10,109

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series B, Group A, 5.00%, 3/15/17	10,000	10,196

New York State Dormitory Authority Personal Income TRB, Series B, Group A, 5.00%, 2/15/17	6,000	6,096

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/17	7,500	7,645

North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series B, Escrowed to Maturity, 5.00%, 1/1/17	4,505	4,553

Oregon State G.O. Limited TANS, Series A, 2.00%, 6/30/17	5,725	5,776

San Antonio Independent School District Variable G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 2.00%, 8/1/17 (1)	9,835	9,905

Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 4/1/17	5,360	5,475

Texas State PFA G.O. Unlimited Refunding Bonds, 5.00%, 10/1/16	3,780	3,780

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier, 5.00%, 4/1/17	7,525	7,686

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

SHORT-TERM INVESTMENTS – 8.7% – continued

Travis County G.O. Limited Bonds, Certificates of Obligation, 1.50%, 3/1/17	$2,650	$2,658

University of North Carolina Chapel Hill Variable Revenue Bonds, Series C, 0.78%, 10/11/16 (1)	10,040	10,040

Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/17	1,840	1,860
Total Short Term Investments
(Cost $296,846)		296,639

Total Investments – 101.3%
(Cost $3,364,939)		3,467,458

Liabilities less Other Assets – (1.3%)		(43,847)
NET ASSETS – 100.0%		$3,423,611

(1)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the puttable date.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(3)	Maturity date represents the prerefunded date.
(4)	Zero coupon bond.
(5)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day yield as of September 30, 2016 is disclosed.

^	See Note 11 of Notes to the Financial Statements.

Percentages	shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	22.2%
AA	57.0
A	9.5
A1+ (Short Term)	1.8
A1 (Short Term)	0.3
Not Rated	1.9
Cash Equivalents	7.3

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY	% OF INVESTMENTS
Financials	7.3%
General	16.7
General Obligation	30.5
Higher Education	5.8
School District	7.0
Transportation	8.6
Water	8.3
All other sectors less than 5%	15.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$2,917,189	$–	$2,917,189
Investment Companies	253,630	–	–	253,630
Short-Term Investments	–	296,639	–	296,639
Total Investments	$253,630	$3,213,828	$–	$3,467,458

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax

BAM	Build America Mutual

BHAC	Berkshire Hathaway Assurance Corporation

CABS	Capital Appreciation Bonds

COPS	Certificates of Participation

CR	Custody Receipt

CWA	Clean Water Act

EDA	Economic Development Agency

FGIC	Financial Guaranty Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

G.O.	General Obligation

Gtd.	Guaranteed

IBC	Insured Bond Certificates

IDA	Industrial Development Authority

MBIA	Municipal Bond Insurance Association

NATL	National Public Finance Guarantee Corporation

PFA	Public Finance Authority

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan

RANS	Revenue Anticipation Notes

SCSDE	South Carolina School District Enhancement

SIFMA	Securities Industry and Financial Market Association

SonyMA	State of New York Mortgage Agency

TANS	Tax Anticipation Notes

TRANS	Tax and Revenue Anticipation Notes

TRB	Tax Revenue Bonds

XLCA	XL Capital Assurance

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0%

Alabama – 0.1%

Birmingham Capital Improvement G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured), Prerefunded, 4.50%, 12/1/16 (1)	$365	$367

Birmingham G.O. Unlimited Refunding Bonds, Series A (NATL Insured), 5.00%, 4/1/17	500	500
		867

Arizona – 2.8%

Chandler Excise TRB, 5.00%, 7/1/17	1,500	1,547

Chandler G.O. Limited Refunding Bonds, 4.00%, 7/1/21	4,000	4,546

Glendale Water & Sewer Revenue Bonds, Subordinate Lien Obligations (NATL Insured), Prerefunded, 5.00%, 7/1/17 (1)	140	144

Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series C, 2.00%, 7/1/18	5,000	5,094

Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series E, 1.00%, 7/1/17	775	775

Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds, 4.00%, 7/1/19	2,000	2,166

Maricopa County Unified School District No. 89 Dysart G.O. Limited Refunding Bonds (BAM Insured), 3.00%, 7/1/24	3,120	3,435

Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series A, School Improvement Project of 2014 (BAM Insured), 4.00%, 7/1/17	1,190	1,217

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien, 5.00%, 7/1/21	5,000	5,903

Pima County Regional Transportation Fund Excise TRB, 5.00%, 6/1/17	800	822

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Arizona – 2.8% – continued

Pima County Street & Highway Revenue Bonds, 4.50%, 7/1/17	$150	$154

Pinal County Obligation Revenue Bonds, 5.00%, 8/1/21	2,505	2,935

Scottsdale G.O. Limited Refunding Bonds, 3.00%, 7/1/22	2,000	2,204

Tempe G.O. Unlimited Bonds, Series A, 2.00%, 7/1/17	250	252
		31,194

California – 7.7%

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B, 1.50%, 4/2/18 (2)	1,000	1,006

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity, 5.00%, 12/1/21	90	108

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Unrefunded Balance, 5.00%, 12/1/21	8,910	10,714

California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O, 5.00%, 5/1/21	1,750	2,068

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/23	5,000	6,210

California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System, 5.00%, 10/18/22 (2)	2,500	3,041

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/18	10,000	10,827

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 11/1/20	8,000	9,285
5.00%, 12/1/21	5,000	5,982

California State Various Purpose G.O. Unlimited Refunding Bonds, Group B, Prerefunded, 5.00%, 6/1/17 (1)	500	514

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

California – 7.7% – continued

Desert Sands Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/22	$1,000	$1,220

Elk Grove Unified School District Refunding COPS (BAM Insured), 5.00%, 2/1/18	2,415	2,545

Jefferson Union High School District San Mateo County G.O. Unlimited Bonds, Series A, Election of 2014 (AGM Insured), 4.00%, 8/1/17	3,055	3,136

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/23	1,000	1,251

Los Angeles County G.O. Unlimited TRANS, 3.00%, 6/30/17	5,000	5,084

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	5,565

Los Angeles TRANS, Series B, 3.00%, 6/29/17	5,000	5,088

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.13%, 4/1/19 (1)	5,000	5,525

San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C, 5.00%, 6/15/18	1,385	1,485

San Jose Evergreen Community College District G.O. Unlimited Refunding Bonds, 5.00%, 9/1/22	4,000	4,896

Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds, 5.00%, 7/1/22	1,500	1,828
		87,378

Colorado – 1.5%

Cherry Creek School District No. 5 G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 12/15/16	2,870	2,896

Colorado State Refunding COPS, Series A, University of Colorado at Denver & Health Sciences Center Fitzsimons Academic Projects, 5.00%, 11/1/17	1,875	1,958

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Colorado – 1.5% – continued

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded, 6.00%, 9/1/19 (1)	$5,000	$5,730

El Paso County School District No. 20 G.O. Unlimited Refunding Bonds (State Aid Withholding), 4.00%, 12/15/16	400	403

Pueblo Board of Waterworks Revenue Refunding Bonds, 3.00%, 11/1/16	825	827

Regional Transportation District Transit Vehicles COPS, Series A (AMBAC Insured), 5.00%, 12/1/16	1,590	1,601

Summit County School District No. Re-1 Summit G.O. Unlimited Refunding Bonds (State Aid Withholding), 1.50%, 12/1/16	1,000	1,001

Weld County School District No. 6 Greeley G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 3.00%, 12/1/16	2,600	2,609
		17,025

Connecticut – 2.8%

Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion, 5.00%, 10/15/20	8,000	9,160

Connecticut State G.O. Unlimited Bonds, Series F, 5.00%, 11/15/23	3,900	4,772

Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 5/1/17	5,520	5,654

Connecticut State G.O. Unlimited Refunding Bonds, Series H, 5.00%, 11/15/20	2,500	2,869

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University, 1.00%, 7/1/19 (2)	1,175	1,175

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Connecticut – 2.8% – continued

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 9/1/21	$4,425	$5,206

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien, 5.00%, 2/1/17	2,500	2,535
		31,371

Delaware – 0.3%

New Castle County G.O. Unlimited Refunding Bonds, 5.00%, 10/1/18	3,445	3,731

Florida – 4.2%

Clay County Infrastructure Sales Surtax Revenue Bonds (AGC Insured), 5.25%, 10/1/17	4,600	4,778

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/23	3,845	4,756

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/20	5,000	5,726

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/17	10,100	10,386

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E, 5.00%, 6/1/23	4,900	6,060

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,001

JEA Electric System Revenue Bonds, Series Three A, 5.00%, 10/1/17	940	979

JEA Electric System Revenue Refunding Bonds, Series B, 2.00%, 10/1/16	2,800	2,800

Palm Beach County Public Improvement Revenue Bonds, Series 2, 5.00%, 11/1/16	600	602

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Florida – 4.2% – continued

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	$1,500	$1,500

Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds, 5.00%, 10/1/21	1,000	1,185

Seminole County Water & Sewer Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 10/1/16 (1)	150	150

Seminole County Water & Sewer Revenue Refunding Bonds, Series B, 5.00%, 10/1/16	4,745	4,746

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, 5.00%, 10/1/16	225	225
		47,894

Georgia – 2.9%

Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A, 5.00%, 12/1/19	380	427

Atlanta Water & Wastewater Revenue Refunding Bonds, Series B, 5.00%, 11/1/17	2,245	2,344

Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 8/1/20	2,160	2,481

Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 8/1/20	1,000	1,149
5.00%, 8/1/21	3,285	3,882

DeKalb County Water & Sewerage Revenue Refunding Bonds, Second Resolution, 5.00%, 10/1/20	1,250	1,446

Forsyth County School District G.O. Unlimited Bonds, 5.00%, 2/1/19	1,000	1,096
5.00%, 2/1/20	1,000	1,133

Fulton County Facilities Corp. COPS, Public Purpose Project, 5.00%, 11/1/16	2,280	2,288
5.00%, 11/1/18	2,505	2,708

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Georgia – 2.9% – continued

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	$5,000	$5,331

Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	5,270	5,876

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series B, Third Indenture, 5.00%, 7/1/17	750	774

Private Colleges & Emory University Authority Revenue Refunding Bonds, Series B, 5.00%, 10/1/20	1,220	1,410
		32,345

Hawaii – 2.6%

Hawaii G.O. Unlimited Refunding Bonds, Series EZ, 5.00%, 10/1/23	8,000	9,945

Hawaii State G.O. Unlimited Bonds, Series DZ, Escrowed to Maturity, 5.00%, 12/1/16	10	10

Hawaii State G.O. Unlimited Bonds, Series DZ, Unrefunded Balance, 5.00%, 12/1/16	390	393

Hawaii State G.O. Unlimited Bonds, Series EH, 5.00%, 8/1/19	3,810	4,241

Hawaii State G.O. Unlimited Refunding Bonds, Series EA, 5.00%, 12/1/16	2,800	2,821

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,000	5,947

Honolulu City & County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 10/1/21	5,000	5,940
		29,297

Idaho – 0.4%

Ada & Canyon Counties Joint School District No. 2 Meridian G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 8/15/17	350	363

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Idaho – 0.4% – continued

Blaine County G.O. Unlimited Bonds, Series A (AGC Insured), Prerefunded, 4.10%, 8/1/17 (1)	$695	$715

Canyon County School District No. 134 Middleton G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured), 5.00%, 9/15/20	1,045	1,207

Twin Falls County School District No. 411 G.O. Unlimited Refunding Bonds, Series C (Idaho Sales Tax Guaranty Insured), 5.00%, 9/15/17	1,945	2,023
		4,308

Illinois – 2.6%

Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source, 5.00%, 6/1/22	1,150	1,378

Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Series B, 5.00%, 12/1/17	1,500	1,564

Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 12/1/20 (1)	500	581

DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds, 4.00%, 1/1/19	1,000	1,064

Evanston G.O. Unlimited Refunding Bonds, Series B, 2.00%, 12/1/16	1,000	1,002

Illinois State Finance Authority Clean Water Initiative Revenue Bonds, 5.00%, 7/1/17	1,025	1,057
5.00%, 7/1/19	5,440	6,032

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), Prerefunded, 5.25%, 2/1/17 (1)	300	305

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A, 5.00%, 12/1/19	3,500	3,923

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B, 5.00%, 12/1/17	3,000	3,141

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Illinois – 2.6% – continued
5.00%, 12/1/18	$1,000	$1,084

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), 5.00%, 2/1/21	6,260	7,135

Tinley Park G.O. Unlimited Bonds, 4.00%, 12/1/17	470	486

Will County G.O. Unlimited Refunding Bonds, 3.00%, 11/15/16	200	200
		28,952

Indiana – 0.7%

Hamilton South Eastern Consolidated School Building Corp. First Mortgage Revenue Bonds, Series B (AGM Insured State Aid Withholding), Prerefunded, 5.00%, 7/15/17 (1)	700	723

Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group, 2.95%, 10/1/22	1,750	1,868

Indiana State Finance Authority Highway Revenue Refunding Bonds, Series C, 5.00%, 12/1/23	1,500	1,874

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A, 5.00%, 1/1/21	1,490	1,729

Sunman Dearborn Intermediate School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program), 3.00%, 7/15/17	900	913
4.00%, 1/15/18	1,335	1,382
		8,489

Iowa – 0.4%

Cedar Rapids G.O. Unlimited Refunding Bonds, Series A, 4.00%, 6/1/17	4,920	5,024

Kansas – 1.8%

Johnson County Internal Improvement G.O. Unlimited Bonds, Series A, 5.00%, 9/1/21	835	994

Johnson County Unified School District No. 229 G.O. Unlimited Refunding Bonds, Series B, 2.00%, 10/1/16	5,095	5,095

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Kansas – 1.8% – continued

Johnson County Unified School District No. 233 G.O. Unlimited Bonds, Series A, 5.00%, 9/1/24	$1,000	$1,258

Leawood G.O. Unlimited Temporary Notes, Series 1, 2.00%, 9/1/17	10,000	10,105

Wichita G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/18	2,230	2,404

Wichita Sales Tax G.O. Unlimited Bonds, Series D, 3.00%, 10/1/16	1,035	1,035
		20,891

Kentucky – 0.9%

Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112, 5.00%, 11/1/24	4,400	5,390

Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects, 5.00%, 7/1/18	4,500	4,816

Louisville & Jefferson County Metropolitan Government Board of Waterworks Revenue Refunding Bonds, Series A, 5.00%, 11/15/16	275	277
		10,483

Louisiana – 0.2%

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series E, Subordinate Lien, Baton Rouge Road, 5.00%, 8/1/20	1,535	1,747

Maine – 0.0%

Maine State Municipal Bond Bank Revenue Bonds, Series C, 4.25%, 11/1/16	125	125

Maryland – 6.0%

Anne Arundel County Consolidated General Improvements G.O. Limited Bonds, 5.00%, 4/1/18	2,915	3,096

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/19	5,000	5,577

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Maryland – 6.0% – continued

Baltimore County Consolidated Public Improvements G.O. Unlimited Refunding Bonds, 5.00%, 8/1/22	$6,410	$7,815

Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds, 5.00%, 8/1/23	1,395	1,741

Baltimore County Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/19	5,000	5,480

Baltimore Wastewater Projects Revenue Bonds, Series C, 5.00%, 7/1/21	1,330	1,565

Baltimore Water Project Revenue Bonds, Series A, 5.00%, 7/1/20	1,000	1,144

Charles County Commissioners G.O. Unlimited Bonds, 4.00%, 11/1/16	1,070	1,073

Charles County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 7/15/17	1,470	1,520
5.00%, 10/1/20	1,935	2,244
5.00%, 10/1/21	2,035	2,428

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 4.00%, 8/1/20	235	262

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance, 4.00%, 8/1/20	4,985	5,550

Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/19	3,735	4,099

Maryland State & Local Facilities G.O. Unlimited Bonds, Second Series A, Prerefunded, 5.00%, 8/15/17 (1)	625	648

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded, 5.00%, 3/15/17 (1)	150	153

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, First Series C, 5.00%, 8/1/20	5,000	5,766

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Maryland – 6.0% – continued

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series, 4.50%, 8/1/20	$3,000	$3,402

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Series C, 5.00%, 11/1/16	1,710	1,716

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 2/1/22	10,000	12,035

University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series D, 4.00%, 4/1/17	225	229

Washington Consolidated Public Improvement Suburban Sanitary District G.O. Unlimited Bonds, Second Series, 5.00%, 6/1/17	300	308
		67,851

Massachusetts – 1.0%

Boston G.O. Unlimited Bonds, Series A (State Aid Withholding), Prerefunded, 5.00%, 3/1/17 (1)	100	102

Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan, 4.00%, 8/1/17	350	359

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.00%, 8/1/19	1,000	1,113

Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), Escrowed to Maturity, 5.00%, 8/15/17	600	622

Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), Prerefunded, 5.00%, 8/15/17 (1)	400	415

Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured), 5.50%, 8/1/20	2,000	2,341
5.50%, 8/1/21	5,685	6,872
		11,824

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Michigan – 1.5%

Allendale Public School District Building & Site G.O. Unlimited Bonds, Series A (AGM Q-SBLF Insured), Prerefunded, 5.25%, 5/1/17 (1)	$250	$257

Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	800	905

Kentwood Public Schools G.O. Unlimited Refunding Bonds, 4.00%, 5/1/18	2,340	2,448

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/17	1,100	1,147

Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds, 5.00%, 10/1/20	2,805	3,245

Michigan State Finance Authority State Revolving Fund Subordinate Revenue Refunding Bonds, 5.00%, 10/1/19	2,755	3,092

Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B, 5.00%, 7/1/22	1,225	1,249

Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds, 5.00%, 10/1/19	1,635	1,832

Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/19	325	357

Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/19	1,340	1,472

Western Michigan University General Revenue Refunding Bonds, 5.00%, 11/15/19	850	951
		16,955

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Minnesota – 4.7%

Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 3.00%, 2/1/17	$825	$831

Edina Independent School District No. 273 Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program), 5.00%, 2/1/18	4,310	4,550

Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/21	1,550	1,802

Hennepin County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 12/1/21	3,000	3,594

Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Wastewater G.O. Unlimited Refunding Bonds, Series E,, 5.00%, 9/1/21	3,350	3,987

Minnesota State G.O. Unlimited Bonds, Prerefunded, 5.00%, 11/1/16 (1)	2,065	2,073

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/21	4,000	4,750

Minnesota State Public Facilities Authority Clean Water Revenue Bonds, Series A, Prerefunded, 5.00%, 3/1/17 (1)	2,450	2,493

Minnesota State Rural Water Finance Authority Public Project Construction Revenue Notes, 2.00%, 10/1/17	4,000	4,040

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 10/1/21	2,030	2,421

Minnesota State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 10/1/16	4,570	4,571

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 5.00%, 10/1/19	10,075	11,296

Olmsted County G.O. Unlimited Bonds, Series A, 4.00%, 2/1/21	1,545	1,741

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Minnesota – 4.7% – continued

Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/17	$1,385	$1,404
5.00%, 2/1/20	1,410	1,590

Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/19	1,475	1,616
		52,759

Mississippi – 0.0%

Mississippi State G.O. Unlimited Refunding Bonds, Series F, 4.00%, 11/1/16	200	201

Missouri – 1.4%

Columbia School District G.O. Unlimited Refunding Bonds, 5.00%, 3/1/26	3,025	3,802

Jackson County Reorganized School District No. 7 Lees Summit G.O. Unlimited Refunding Bonds, 3.00%, 3/1/18	1,365	1,405

Jackson County Special Obligation Revenue Refunding Bonds, Truman Sports Complex Project (State Appropriation City Appropriation Insured), 5.00%, 12/1/21	5,000	5,940

Kansas City Water Revenue Refunding & Improvement Bonds, Series A (BHAC Insured), 5.00%, 12/1/16	300	302

Missouri State Highways & Transit Commission Road Revenue Bonds, Second Lien, Prerefunded, 5.25%, 5/1/17 (1)	590	605

Springfield Public Utility Revenue Refunding Bonds, 5.00%, 8/1/21	3,000	3,540
		15,594

Nebraska – 0.2%

Omaha Public Power District Electric System Revenue Refunding Bonds, Series B, 5.00%, 2/1/19	2,000	2,190

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Nevada – 0.8%

Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C, 5.00%, 9/15/21	$3,260	$3,861

Nevada State G.O. Limited Bonds, Series A, 5.00%, 8/1/21	2,585	3,058

Nevada State Special Revenue Bonds, Unemployment Compensation Fund, 5.00%, 12/1/16	250	252

Washoe County School District G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 6/1/19	1,825	1,970
		9,141

New Hampshire – 0.2%

Portsmouth Capital Improvement Loan G.O. Unlimited Bonds, 5.00%, 6/1/21	1,590	1,874

New Jersey – 2.2%

Elizabeth G.O. Unlimited Bonds, 2.00%, 4/1/17	1,620	1,628

Monmouth County G.O. Unlimited Bonds, 4.00%, 1/15/19	3,515	3,763

Monmouth County G.O. Unlimited Bonds, Series A, 4.00%, 12/1/16	225	226

New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Escrowed to Maturity, 5.00%, 9/1/18	7,775	8,381

New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance, 5.00%, 9/1/18	1,325	1,412

Somerset County G.O. Unlimited Bonds, 2.00%, 7/15/17	510	515

Union County G.O. Unlimited Bonds, Escrowed to Maturity, 3.00%, 3/1/19	80	84

Union County G.O. Unlimited Bonds, Series B, 2.00%, 3/1/20	500	516

Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity, 3.00%, 3/1/20	55	59

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

New Jersey – 2.2% – continued

Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance, 3.00%, 3/1/20	$2,932	$3,118

Union County G.O. Unlimited Bonds, Unrefunded Balance, 3.00%, 3/1/19	4,235	4,441

Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured), 3.00%, 3/1/18	460	474
		24,617

New Mexico – 2.3%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, 5.00%, 7/1/21	1,675	1,984

Albuquerque General Purpose G.O. Unlimited Bonds, Series A, 4.00%, 7/1/17	5,050	5,173

New Mexico State Finance Authority Revenue Refunding Bonds, Series E, 6/1/20 (3)	2,845	3,250

New Mexico State Severance Tax Revenue Refunding Bonds, Series D, 5.00%, 7/1/17	10,000	10,316

New Mexico State University Revenue Refunding & Improvement Bonds, Series B, 5.00%, 4/1/18	2,615	2,776
5.00%, 4/1/19	2,710	2,981
		26,480

New York – 4.8%

Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 5/1/18	4,015	4,151

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B (NATL Insured), Prerefunded, 5.00%, 11/15/16 (1)	200	201

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.00%, 11/15/17	2,235	2,339

Metropolitan Transportation Authority Revenue Bonds, Subseries A-1, 5.00%, 11/15/18	3,540	3,846

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

New York – 4.8% – continued

Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding), 5.00%, 5/1/17	$705	$722
5.00%, 5/1/18	1,000	1,064

New York City Transitional Finance Authority Recovery Revenue Bonds, Subseries 3B-1, 4.00%, 11/1/16	500	501

New York G.O. Unlimited Bonds, Series G, 5.00%, 8/1/17	800	828
5.00%, 8/1/19	5,000	5,556

New York G.O. Unlimited Bonds, Subseries 1, 5.00%, 8/1/17	340	352

New York G.O. Unlimited Bonds, Subseries G-1, 5.00%, 4/1/21	1,475	1,724

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (AGC State Aid Withholding), 5.00%, 10/1/16	4,785	4,903

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A, 5.00%, 2/15/21	4,650	5,438

New York State Dormitory Authority Personal Income TRB, Series A, Education, Prerefunded, 5.00%, 3/15/17 (1)	4,800	4,893

New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/24	3,000	3,772

New York State Urban Development Corp. Personal Income TRB, Series D, 5.00%, 3/15/20	2,850	3,240

New York State Urban Development Corp. Personal Income TRB, Series E, 5.00%, 3/15/21	4,750	5,568

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 3.00%, 10/15/16	5,000	5,005
		54,103

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

North Carolina – 1.1%

Forsyth County G.O. Unlimited Bonds, 5.00%, 5/1/20	$890	$1,018

Mecklenburg County G.O. Unlimited Refunding Bonds, Series A, 9/1/19 (3)	3,410	3,812

New Hanover County Community College G.O. Unlimited Bonds, Series A, 5.00%, 6/1/17	1,500	1,542

North Carolina State Infrastructure Finance Corp. Capital Improvements COPS, Series A (AGM Insured), Prerefunded, 5.00%, 2/1/17 (1)	580	588

Wake County G.O. Unlimited School Bonds, Series A, 5.00%, 2/1/18	5,100	5,384
		12,344

Ohio – 2.4%

Columbus G.O. Unlimited Bonds, Series A, 2.00%, 8/15/20	1,375	1,424

Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/19	5,000	5,558

Columbus Various Purpose G.O. Limited Refunding Bonds, Series 2, 4.00%, 2/15/17	275	278

Columbus Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/15/19	2,550	2,846

Columbus Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 12/15/16 (1)	180	182

Cuyahoga County Sales Tax Revenue Refunding Bonds, 5.00%, 12/1/21	1,115	1,330

Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program), 5.00%, 11/1/20	750	865

Hamilton City School District Various Purpose G.O. Unlimited Refunding Bonds (School District Credit Program), 5.00%, 12/1/20	1,770	2,045

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Ohio – 2.4% – continued

Hamilton County Metropolitan Sewer District System Revenue Improvement Bonds, Series A (NATL Insured), Prerefunded, 5.00%, 12/1/16 (1)	$225	$227

Hamilton County Sales Tax Revenue Refunding Bonds, Series A, 3.00%, 12/1/17	3,000	3,072

Hamilton County Sewer System Revenue Refunding Bonds, Series A, 5.00%, 12/1/17	1,150	1,205

Ohio State Building Authority Revenue Bonds, Series A, 4.00%, 10/1/16	250	250

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 6/15/19	5,000	5,550

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/17	380	395

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 6/1/19	2,000	2,219
		27,446

Oklahoma – 0.5%

Oklahoma City G.O. Unlimited Bonds, 2.00%, 3/1/17	100	101

Tulsa G.O. Unlimited Refunding Bonds, Series A, 5.00%, 5/1/17	5,000	5,122
		5,223

Oregon – 2.3%

Clackamas County School District No. 12 North Clackamas G.O. Unlimited Bonds, Series A (AGM Insured School Board Guaranty Program), Prerefunded, 4.75%, 6/15/17 (1)	1,400	1,439

Deschutes County Admin School District No. 1 G.O. Unlimited Bonds (NATL Insured), Prerefunded, 5.00%, 6/15/17 (1)	150	155

Klamath Falls City Schools G.O. Unlimited Bonds, Series A (School Board Guaranty Program), 5.00%, 6/15/21	1,925	2,261

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Oregon – 2.3% – continued

Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/17	$2,380	$2,463

Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C, 5.00%, 4/1/22	2,000	2,413

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 4.00%, 11/15/16	200	201

Oregon State Department of Transportation Highway User TRB, Series A, Senior Lien, 5.00%, 11/15/16	3,305	3,323

Oregon State G.O. Unlimited Bonds, Series L, 5.00%, 11/1/20	1,740	2,021
5.00%, 11/1/21	905	1,079

Oregon State University System G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	2,020	2,327

Portland G.O. Unlimited Bonds, Series A, Public Safety Project, 5.00%, 6/15/22	1,165	1,412

Portland Water System Revenue Bonds, Series A, Second Lien (NATL Insured), Prerefunded, 4.50%, 10/1/16 (1)	400	400

Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds, 4.00%, 11/1/17	4,440	4,512

Tualatin Hills Park & Recreation District G.O. Unlimited Refunding Bonds, 5.00%, 6/1/20	1,665	1,905
		25,911

Pennsylvania – 1.2%

Bethkehem Area School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding), 5.00%, 2/1/23	1,055	1,275

Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 10/15/18	300	311

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Pennsylvania – 1.2% – continued

Pennsylvania State G.O. Unlimited Bonds, Second Series A, Prerefunded, 5.00%, 8/1/17 (1)	$150	$155

Pennsylvania State G.O. Unlimited Refunding Bonds, First Series, 5.00%, 9/15/22	5,015	5,986

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, Escrowed to Maturity, 5.00%, 9/1/17	5,000	5,194

Philadelphia Water & Wastewater Revenue Bonds, Series A, 4.00%, 1/1/17	500	504
		13,425

Rhode Island – 0.2%

Rhode Island State Infrastructure Bank Water PCR Refunding Bonds, Series B, 2.00%, 10/1/16	1,890	1,890

Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A, 5.00%, 10/1/17	250	260
		2,150

South Carolina – 1.9%

Anderson County School District No. 5 G.O. Unlimited Bonds (SCSDE Insured), 4.00%, 3/1/17	3,075	3,117

Clover School District No. 2 G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/22	1,820	2,182

Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/18	5,705	6,041

Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured), 5.00%, 3/1/19	2,120	2,329

Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured), 5.00%, 3/1/21	2,000	2,338

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

South Carolina – 1.9% – continued

Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured), 5.00%, 3/1/20	$2,040	$2,310
5.00%, 3/1/21	2,300	2,680
		20,997

Tennessee – 0.6%

Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series A, 5.00%, 5/15/22	2,505	3,022

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds, Series C, Prerefunded, 5.00%, 5/15/17 (1)	215	221

Shelby County Special School G.O. Unlimited Refunding Bonds, Series B, 4.00%, 3/1/17	100	101

Tennessee State School Bond Authority Revenue Refunding Bonds, Higher Educational Facilities Second Program (State Intercept Program), 5.00%, 11/1/21	2,125	2,530

Williamson County District School G.O. Unlimited Bonds, Series A, 5.00%, 4/1/20	1,000	1,141
		7,015

Texas – 6.5%

Aldine Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/18	360	366

Arlington Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 3.00%, 2/15/17	100	101

Bexar County G.O. Limited Bonds, Certificates of Obligation, Prerefunded, 5.25%, 6/15/17 (1)	250	258

Brownsville G.O. Limited Refunding Bonds, 4.00%, 2/15/18	150	156

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF-Gtd.), 3.13%, 2/15/17	7,140	7,203

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Texas – 6.5% – continued

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.25%, 2/15/17	$7,000	$7,066

Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 5.50%, 2/15/17	10,000	10,179

Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	1,125	1,369

Denton G.O. Limited Refunding & Improvement Bonds, 4.00%, 2/15/17	250	253

Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 2.00%, 8/1/19 (2)	2,500	2,561

Fort Worth Water & Sewer Revenue Refunding Bonds, 5.00%, 2/15/17	1,120	1,138

Fort Worth Water & Sewer System Revenue Bonds, Prerefunded, 5.00%, 2/15/17 (1)	325	330

Goose Creek Consolidated Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 3.50%, 2/15/17 (1)	825	833

Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/23	2,500	3,063

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	5,000	5,088

Irving G.O Limited Refunding & Improvement Bonds, 5.50%, 9/15/17	2,000	2,089

Lamar Consolidated Independent Schoolhouse District G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded, 5.00%, 2/15/17 (1)	2,825	2,869

Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.), 1.05%, 8/15/18 (2)	3,500	3,480

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Texas – 6.5% – continued

Laredo G.O. Limited Refunding Bonds, 5.00%, 2/15/23	$3,595	$4,377

Lewisville Water & Sewer Revenue Refunding & Improvement Bonds, 4.00%, 2/15/17	200	202

Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 2.13%, 8/1/20 (2)	2,300	2,308

Northside Texas Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/18	650	674

Pharr-San Juan-Alamo Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 5.50%, 2/1/17 (1)	200	203

Plano Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/23	5,000	6,126

Richardson G.O. Limited Refunding Bonds, 4.00%, 2/15/18	1,000	1,043

San Antonio Water System Variable Revenue Refunding Bonds, 5.00%, 5/15/17	100	103

Texas State A&M University Financing System Revenue Bonds, Series D, 5.00%, 5/15/17	345	354

Texas State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/17	1,500	1,563

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/18	3,620	3,918

Texas State Public Finance Authority G.O. Unlimited Bonds, Prerefunded, 5.00%, 10/1/17 (1)	500	521

Texas State Transportation Commission State Highway Fund Revenue Bonds, Series B, First Tier, Prerefunded, 5.00%, 4/1/17 (1)	2,790	2,849

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Texas – 6.5% – continued

West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A, 5.00%, 12/15/21	$500	$593

Williamson County G.O. Unlimited Refunding Bonds (NATL Insured), 5.25%, 2/15/17	100	102
		73,338

Utah – 1.1%

Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 7/15/23	1,000	1,238

Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 5.00%, 6/1/18	7,540	8,053

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 10/1/19 (1)	425	476

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 10/1/27	45	50
5.00%, 10/1/28	30	33

Riverton City Franchise Sales TRB (AMBAC Insured), Prerefunded, 5.00%, 6/1/17 (1)	300	309

Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program), 5.00%, 6/1/19	1,675	1,855
		12,014

Virginia – 9.0%

Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 2/15/18	255	270
5.00%, 2/15/19	3,305	3,627

Fairfax County EDA Lease Revenue Refunding Bonds, Joint Public Uses Complex Project, 5.00%, 5/15/20	6,620	7,543
5.00%, 5/15/21	6,945	8,143

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Virginia – 9.0% – continued

Loudoun County G.O. Unlimited Bonds, Series B, 5.00%, 11/1/17	$10,000	$10,454

Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 4.00%, 12/1/17	1,010	1,048

Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 6/1/18	2,990	3,197

Norfolk G.O. Unlimited Refunding Bonds, Series B, 10/1/25 (3)	1,275	1,639

Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/22	4,100	4,973

Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series B (State Intercept Program), 5.00%, 9/1/23	4,290	5,333

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College (State Intercept Program), 5.00%, 2/1/23	1,285	1,576

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/18	3,465	3,699
5.00%, 5/15/20	8,170	9,346

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured), 5.00%, 5/15/17	2,725	2,797

Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A, 5.00%, 8/1/22	3,505	4,247

Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding), 5.00%, 8/1/21	1,260	1,492

Virginia State Public School Authority School Financing Revenue Refunding Bonds (State Aid Withholding), 5.00%, 8/1/23	10,000	12,422

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Virginia – 9.0% – continued

Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/19	$10,000	$11,134

Virginia State Resources Authority Clean Water Revolving Fund Revenue Refunding Bonds, 5.00%, 10/1/20	3,500	4,055

Virginia State Resources Authority Clean Water State Revolving Fund Revenue Bonds, Subordinate Series, Prerefunded, 5.00%, 10/1/17 (1)	1,750	1,824

Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing, 5.00%, 11/1/20	1,930	2,237

Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Series B, 4.00%, 11/1/16	395	396
		101,452

Washington – 5.5%

Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Columbia (NATL Insured), 5.25%, 7/1/17	795	822

Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, 5.00%, 7/1/17	1,030	1,063
5.00%, 7/1/18	10,000	10,715

King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 12/1/18	2,500	2,664
5.00%, 12/1/20	2,000	2,318

King County Public Hospital District No. 2 G.O. Limited Refunding & Improvement Bonds, Evergreen Healthcare (NATL Insured), Prerefunded, 5.00%, 12/1/16 (1)	270	272

King County School District No. 411 Issaquah G.O. Unlimited Bonds (School Board Guaranty Program), 3.00%, 12/1/16	350	351

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Washington – 5.5% – continued

Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds, 5.00%, 10/1/17	$600	$624

Seattle City Water System Revenue Refunding & Improvement Bonds, 5.00%, 5/1/22	3,340	4,025

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/21	750	890

Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program), 4.00%, 12/1/19	1,000	1,086

University of Washington Revenue Refunding Bonds, Series B, 5.00%, 6/1/21	1,400	1,649

Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program, 5.00%, 9/1/18	4,750	5,109

Washington State G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 7/1/17 (1)	110	114

Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/18	5,200	5,468

Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C, 5.00%, 7/1/20	6,000	6,875

Washington State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 2/1/21	9,795	11,414

Washington State Various Purpose G.O. Unlimited Bonds, Series F, Prerefunded, 4.50%, 7/1/17 (1)	150	154

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015, 5.00%, 7/1/21	3,000	3,537

Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/20	2,170	2,508
		61,658

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 90.0% – continued

Wisconsin – 0.7%

Central Brown County Water Authority System Revenue Refunding Bonds, Series A, 5.00%, 11/1/20	$200	$230

PMA Levy & Aid Program Revenue Notes, Series A, 2.00%, 10/21/16	2,600	2,602
2.00%, 10/20/17	1,400	1,414

Wisconsin State G.O. Unlimited Bonds, Series C, 4.00%, 5/1/17	275	280

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/22	2,350	2,874
		7,400
Total Municipal Bonds
(Cost $993,701)		1,015,083

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.7%

AIM Tax-Free Cash Reserve Portfolio	96,229	$96

Northern Institutional Funds - Tax-Exempt Portfolio, 0.33% ^(4)(5)	18,656,553	18,657
Total Investment Companies
(Cost $18,753)		18,753

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 8.2%

Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.), 3.00%, 8/14/17	$5,000	$5,086

Bernalillo County G.O. Unlimited Refunding Bonds, 3.50%, 2/1/17	230	232

Charlotte Refunding COPS, Series C, 4.00%, 12/1/16	5,735	5,767

Colorado State General Fund TRANS, Series A, 2.00%, 6/27/17	5,375	5,419

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University, 0.80%, 7/26/17	2,000	1,998

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 8.2% – continued

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-2 (PSF-Gtd.), 3.00%, 8/15/17	$1,750	$1,780

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien (AMBAC Insured), 5.00%, 12/1/16	820	826

Florida State Board of Education Lottery Revenue Refunding Bonds, Series C, 5.00%, 7/1/17	1,615	1,666

Garland G.O. Limited Bonds, Certificates of Obligation, 2.00%, 2/15/17	785	789

Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D, 5.00%, 2/1/17	200	203

Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A, 3.00%, 10/1/16	225	225

Kentucky State Property & Buildings Commission Revenues Bonds, Series A, Project No. 112, 3.00%, 2/1/17	2,690	2,710

King County Sewer Revenue Refunding Bonds, Series A, 4.00%, 1/1/17	1,000	1,008

Kitsap County School District No. 400 G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 2.00%, 12/1/16	100	100

Los Angeles Community College District G.O. Unlimited Bonds, Series I, 2.00%, 2/1/17	5,000	5,021

Madison G.O. Unlimited Promissory Notes, Series A, 5.00%, 10/1/16	200	200

Massachusetts State G.O. Limited Bonds, Series 7, Consolidated Loan, 4.00%, 7/1/17	1,105	1,132

Massachusetts State G.O. Limited RANS, Series C, 2.00%, 6/26/17	10,000	10,099

Massachusetts State G.O. Limited Refunding Bonds, Series D, 5.50%, 10/1/16	250	250

Menomonee Falls School District School Improvement G.O. Unlimited Bonds, 2.00%, 4/1/17	2,325	2,339

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 8.2% – continued

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL Insured), 5.25%, 11/15/16	$3,065	$3,082

Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, 5.00%, 10/1/16	600	600

Michigan State Trunk Line Revenue Refunding Bonds, 5.00%, 11/15/16	1,280	1,287

Milwaukee County G.O. Unlimited Corporate Purpose Bonds, Series C, 1.50%, 10/1/16	900	900

Milwaukee G.O. Unlimited Refunding Bonds, Series B, 2.00%, 10/1/16	1,000	1,000

Milwaukee G.O. Unlimited Refunding Bonds, Series N2, Promissory Notes, 3.00%, 3/15/17	1,125	1,136

Nevada State Special Revenue Bonds, Unemployment Compensation Fund, 5.00%, 6/1/17	200	206

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Subseries C, 3.00%, 11/1/16	500	501

New York G.O. Unlimited Bonds, Series C, Subseries C-A, 5.00%, 8/1/17	200	207

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series H, School Districts Financing Program (State Aid Withholding), 5.00%, 3/15/17	1,000	1,000

New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E, 3.00%, 2/15/17	300	303

New York State Urban Development Corp. Personal Income TRB, Series E, 5.00%, 3/15/17	3,350	3,416

North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, Escrowed to Maturity, 5.25%, 1/1/17	915	925

Omaha G.O. Unlimited Refunding Bonds, Series A, 3.00%, 11/15/16	390	391

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 8.2% – continued

Peoria Variable G.O. Unlimited Refunding Bonds, Series A, 1.08%, 10/11/16	$5,000	$5,000

Portland Sewer System Revenue Bonds, Series A, Second Lien, 5.00%, 3/1/17	1,865	1,898

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan, 4.00%, 8/1/17	1,500	1,540

Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Series A, University of Rhode Island (State Appropriation Insured), 9/15/17 (3)	250	259

Richland County School District No. 1 G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/17	1,000	1,018

Richland County School G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 3/1/17	3,035	3,063

Richland County School G.O. Unlimited Bonds, Series B, Richland Library Projects (State Aid Withholding), 3.00%, 3/1/17	3,090	3,118

San Francisco Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C3, 1.45%, 8/1/17	6,725	6,741

San Mateo Foster City School District G.O. Unlimited Bonds, Series A, Election of 2015, 2.00%, 8/1/17	800	808

Spring Branch Independent School District G.O. Limited Refunding Tax Bonds (PSF-Gtd.), 5.00%, 2/1/17	300	304

Spring Lake Park Independent School District No. 16 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 4.00%, 2/1/17	175	177

Summit G.O. Unlimited Bonds, 1.50%, 3/1/17	907	910

Summit School G.O. Unlimited Bonds (School Board Resource Fund Insured), 1.50%, 3/1/17	560	562

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 8.2% – continued

Texas State Public Finance Authority Unemployment Compensation Assessment Revenue Refunding Bonds, 5.00%, 1/1/17	$1,580	$1,597

University of Connecticut Revenue Refunding Bonds, Series A, 5.00%, 2/15/17	485	493

University of Minnesota Revenue Bonds, Series A, 3.00%, 4/1/17	1,000	1,011

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment Program, 5.00%, 2/1/17	125	127

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College & Equipment Program, 5.00%, 2/1/17	200	203

Wake County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 2/1/17	300	303

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, Series R-B (AMBAC Insured), 5.00%, 1/1/17	250	253

West Clark School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program), 4.00%, 1/15/17	1,515	1,528

Williamson County G.O. Limited Refunding Tax Bonds, Series A (NATL Insured), 5.00%, 2/15/17	250	254
Total Short Term Investments
(Cost $92,987)		92,971

Total Investments – 99.9%
(Cost $1,105,441)		1,126,807

Other Assets less Liabilities – 0.1%		1,164
NET ASSETS – 100.0%		$1,127,971

(1)	Maturity date represents the prerefunded date.
(2)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the puttable date.
(3)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of September 30, 2016 is disclosed.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	26.1%
AA	63.6
A	4.8
A1+ (Short Term)	0.9
A1 (Short Term)	1.0
Not Rated	1.9
Cash Equivalents	1.7

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligations	38.9%
School District	19.0
General	15.6
Water	7.6
All other sectors less than 5%	18.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$1,015,083	$–	$1,015,083
Investment Companies	18,753	–	–	18,753
Short-Term Investments	–	92,971	–	92,971
Total Investments	$18,753	$1,108,054	$–	$1,126,807

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM	Assured Guaranty Municipal Corporation

AGC	Assured Guaranty Corporation

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual

BHAC	Berkshire Hathaway Assurance Corporation

COPS	Certificates of Participation

EDA	Economic Development Agency

G.O.	General Obligation

Gtd.	Guaranteed

NATL	National Public Finance Guarantee Corporation

PCR	Pollution Control Revenue

PFA	Public Finance Authority

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RANS	Revenue Anticipation Notes

SCSDE	South Carolina School District Enhancement

TRANS	Tax Revenue Anticipation Notes

TRB	Tax Revenue Bonds

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0%

Alabama – 0.1%

Birmingham Convertible G.O. Unlimited CABS, Series A, 0.00%, 3/1/27 (1)	$1,000	$1,179

Alaska – 0.2%

University of Alaska General Revenue Bonds, Series V-1, 10/1/44 (2)	2,000	2,377

Arizona – 1.6%

Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded, 5.00%, 7/1/18 (3)	5,000	5,359

Arizona State Transportation Board Highway Revenue Refunding Bonds, 7/1/32 (2)	5,000	6,271

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	5,000	5,942

Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured), 5.00%, 6/1/44	2,000	2,339
		19,911

California – 15.8%

Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded, 5.75%, 7/1/18 (3)	1,500	1,629

California State Educational Facilities Authority Revenue Bonds, Series A, University of Southern California, Prerefunded, 5.25%, 10/1/18 (3)	2,000	2,177

California State Educational Facilities Authority Revenue Bonds, Series T-1, Stanford University, 5.00%, 3/15/39	7,500	10,500

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	75	75

California State G.O. Unlimited Refunding Bonds, 5.00%, 3/1/27	1,500	1,893
5.25%, 8/1/31	5,000	6,361
5.00%, 8/1/34	10,000	12,300
6.25%, 11/1/34	2,830	3,288

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

California – 15.8% – continued

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System, 4.00%, 10/1/36	$2,000	$2,199

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health, 4.00%, 11/15/41	5,000	5,461

California State University Systemwide Revenue Refunding Bonds, Series A, 4.00%, 11/1/34	2,000	2,262

California State Various Purpose G.O. Unlimited Bonds, 4.00%, 9/1/32	3,295	3,733

California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 9/1/34	1,500	1,688

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC, 5.00%, 5/15/32	1,000	1,218

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election of 2006, 0.00%, 5/1/34 (1)	2,500	2,713

Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded, 5.00%, 8/1/17 (3)	1,500	1,553

Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured), 0.00%, 8/1/46 (4)	12,000	2,458

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL Insured), 6.00%, 5/15/17	1,155	1,191

Los Angeles Community College District G.O. Unlimited Bonds, Series I, 4.00%, 8/1/35	2,000	2,260

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/29	4,350	5,428
5.00%, 8/1/31	12,450	15,360

Los Angeles County G.O. Unlimited TRANS, 3.00%, 6/30/17	15,500	15,761

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

California – 15.8% – continued

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	$3,000	$3,088

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A, 5.00%, 7/1/31	1,445	1,772

Los Angeles TRANS, Series B, 3.00%, 6/29/17	10,000	10,176

Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.00%, 7/1/17	4,895	5,050

Los Angeles Unified School District G.O. Unlimited Bonds, Series F, 5.00%, 1/1/34	1,000	1,111

Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	6,304

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	7,020	7,769

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/28	1,000	1,265

Orange County Sanitation District Wastewater Revenue Refunding, Series A, 5.00%, 2/1/36	3,000	3,717

Rancho Water District Financing Authority Revenue Bonds, Series A, 8/1/41 (2)	2,500	2,789

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,440

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19 (3)	5,000	5,510

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	5,000	5,542

San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1, 5.00%, 6/15/23	1,600	1,994

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

California – 15.8% – continued

Santa Cruz County G.O. Unlimited TRANS, 3.00%, 6/29/17	$7,750	$7,875

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (3)	1,100	1,355

Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012, 0.00%, 8/1/41 (1)	3,200	2,841

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds, 1/1/41 (2)	5,000	6,093

University of California General Revenue Bonds, Series Q, Prerefunded, 5.25%, 5/15/17 (3)	2,500	2,595

University of California Revenue Refunding Bonds, Series AR, 5.00%, 5/15/35	3,230	3,998
4.00%, 5/15/37	4,180	4,698

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded, 5.50%, 8/1/18 (3)	7,000	7,599
		196,089

Colorado – 1.6%

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, University of Denver Project (NATL Insured), 5.00%, 3/1/35	2,000	2,626

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,386
5.25%, 11/15/36	5,000	5,600

Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A, 5.00%, 8/1/42	1,500	1,831

El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), 5.25%, 9/15/38	5,000	6,091
		19,534

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Connecticut – 0.7%

Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL Insured), 4.75%, 11/15/18	$505	$507

Connecticut State Special Tax Obligation Revenue Bonds, Series A, 5.00%, 8/1/32	1,500	1,819
5.00%, 8/1/34	3,000	3,612

South Central Regional Water Authority Water System Revenue Refunding Bonds, 32nd Series B, 5.00%, 8/1/38	2,000	2,434
		8,372

District of Columbia – 2.3%

District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), 5.50%, 4/1/36	1,010	1,096

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded, 5.50%, 10/1/18 (3)	20,000	21,828

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, Subordinate Lien, 5.00%, 10/1/36	5,000	6,083
		29,007

Florida – 8.8%

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/43	5,000	5,985

Broward County Airport System Revenue Refunding Bonds, Series O, 5.38%, 10/1/29	510	571

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,235	1,436
5.00%, 9/1/25	1,000	1,158

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,852

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Florida – 8.8% – continued

Central Florida Expressway Authority Revenue Refunding Bonds, Series B, Senior Lien, 7/1/36 (2)	$5,000	$5,452
7/1/40 (2)	10,775	11,635

Florida State Department of Environmental Protection Preservation Florida Forever Revenue Refunding Bonds, Series A,, 5.00%, 7/1/19	1,585	1,757

Florida State Department of Transportation G.O. Unlimited Bonds, Right of Way, 5.25%, 7/1/37	10,000	10,427

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded, 6.25%, 10/1/19 (3)	3,000	3,471

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport, 5.00%, 10/1/44	2,500	2,939

Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded, 5.50%, 10/1/20 (3)	605	710

Miami-Dade County Aviation Revenue Bonds, Miami International, Unrefunded Balance, 5.50%, 10/1/29	1,895	2,200

Miami-Dade County Aviation Revenue Refunding Bonds (AMT), 5.00%, 10/1/27	2,000	2,399

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/38	5,000	5,797

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/1/39	4,025	4,718

Miami-Dade County G.O. Unlimited Bonds, Series 2014-A, Building Better Communities Program, 5.00%, 7/1/34	2,820	3,457

Miami-Dade County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/28	4,820	6,095
5.00%, 7/1/37	4,605	5,591

Miami-Dade County Transit System Sales Surtax Revenue Bonds, 5.00%, 7/1/42	10,000	11,688

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Florida – 8.8% – continued

Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity, 6.75%, 10/1/17	$2,570	$2,643

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/21 (3)	75	89

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 10/1/31	4,925	5,758

South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group, 5.00%, 8/15/42	5,000	5,142

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A, 5.00%, 10/1/36	1,750	2,179

Tampa Health System Revenue Bonds, Series A, Baycare, 4.00%, 11/15/46	2,750	2,969
		109,118

Georgia – 2.8%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded, 5.50%, 1/1/19 (3)	7,500	8,271

Georgia State G.O. Unlimited Bonds, Series A, Tranche 2, 5.00%, 2/1/27	3,075	3,995
5.00%, 2/1/28	1,170	1,507

Georgia State G.O. Unlimited Refunding Bonds, Series C-1, 4.00%, 1/1/25	6,695	8,059

Georgia State Housing & Finance Authority Revenue Bonds, Series B-1, 3.80%, 12/1/40	3,500	3,671

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project, 5.00%, 7/1/60	2,500	2,929

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Georgia – 2.8% – continued
5.50%, 7/1/60	$2,500	$3,041

Private Colleges & Emory University Authority Revenue Refunding Bonds, Series B, 3.00%, 10/1/43	3,000	2,920
		34,393

Hawaii – 0.9%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	4,000	4,582

Honolulu City & County G.O. Unlimited Bonds, Series D, 5.25%, 9/1/34	1,000	1,120

University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	5,000	5,576
		11,278

Illinois – 7.4%

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B, 5.25%, 1/1/34	2,500	2,899

Chicago Midway Airport Revenue Refunding Bonds, Series B, 5.00%, 1/1/41	3,500	4,133

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge, 5.00%, 1/1/23	2,000	2,355

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B, 5.00%, 1/1/29	1,500	1,818

Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source, 5.00%, 6/1/35	5,000	6,016

Illinois State Finance Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/28	1,500	1,972

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,786

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, Prerefunded, 6.00%, 3/1/19 (3)	4,850	5,439

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Illinois – 7.4% – continued

Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded, 6.13%, 4/1/21 (3)	$5,000	$6,117

Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 4.00%, 11/15/33	2,000	2,154
4.13%, 11/15/37	3,785	4,037

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), Prerefunded, 5.25%, 2/1/17 (3)	5,000	5,075

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A, 4.00%, 2/1/33	4,750	5,158

Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured), 5.25%, 6/15/32	5,500	6,317

Illinois State Toll Highway Authority Revenue Bonds, Series A, 5.00%, 1/1/40	5,000	5,917

Illinois State Toll Highway Authority Revenue Bonds, Series B (BHAC-CR Insured), Prerefunded, 5.50%, 1/1/18 (3)	5,000	5,291

Illinois State Toll Highway Authority Revenue Bonds, Series B, Prerefunded, 5.50%, 1/1/18 (3)	10,500	11,111

Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/1/34	3,400	4,656

Springfield Water Revenue Bonds, 5.50%, 3/1/32	2,300	2,444

Will County G.O. Unlimited Bonds, 4.00%, 11/15/36	2,905	3,206

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, 5.25%, 6/1/36	2,500	2,949
		91,850

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Indiana – 0.6%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/38	$3,150	$3,701

Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured), 3.50%, 6/1/18	3,280	3,410
		7,111

Kansas – 0.5%

Kansas State Department of Transportation Highway Revenue Bonds, 5.00%, 9/1/35	5,000	6,165

Kentucky – 0.4%

Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112, 5.00%, 11/1/28	2,500	3,082

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A, 5.00%, 5/15/34	2,000	2,346
		5,428

Louisiana – 0.4%

East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded, 5.25%, 2/1/19 (3)	5,000	5,501

Maryland – 0.5%

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, The John Hopkins Health System, 5.00%, 5/15/37	1,500	1,806

Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 7/1/31	2,500	2,690

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/1/26	1,000	1,272
		5,768

Massachusetts – 4.8%

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series B, 5.00%, 7/1/29	2,000	2,496

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Massachusetts – 4.8% – continued

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B, 5.25%, 7/1/33	$1,900	$2,634

Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan, 3.38%, 10/1/35	1,000	1,024
3.63%, 10/1/41	2,000	2,050

Massachusetts State G.O. Limited Bonds, Series E, 4.00%, 4/1/46	10,000	10,902

Massachusetts State G.O. Limited Bonds, Series G, 4.00%, 9/1/36	5,000	5,581

Massachusetts State G.O. Limited Refunding Bonds, Series A, 5.00%, 7/1/30	6,000	7,428

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.00%, 7/1/28	1,000	1,323
5.00%, 7/1/31	2,500	3,134

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology, Prerefunded, 5.00%, 7/1/17 (3)	5,000	5,157

Massachusetts State Port Authority Revenue Bonds, Series A, 5.00%, 7/1/40	2,725	3,264

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded, 5.00%, 8/1/19 (3)	10,000	11,141

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/19	3,000	3,424
		59,558

Michigan – 2.9%

Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 5/1/25	1,000	1,256

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I, 5.00%, 4/15/38	2,000	2,381

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Michigan – 2.9% – continued

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.50%, 10/15/45	$2,565	$2,983

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.38%, 10/15/36	5,000	5,797

Michigan State Building Authority Revenue Refunding Bonds, Series I, 5.00%, 4/15/36	1,000	1,208

Michigan State Finance Authority Revenue Refunding Bonds, Series 2016, Trinity Health Corp., 5.00%, 12/1/45	500	596

Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, 5.00%, 10/1/39	3,200	3,670

Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, 5.00%, 11/15/21	1,665	1,868

Michigan State Housing Development Authority Revenue Bonds, 3.70%, 12/1/36	1,000	1,041

Michigan State Housing Development Authority Revenue Bonds, Series B, 12/1/41 (2)	2,000	1,983

Oakland University Revenue Bonds, 5.00%, 3/1/41	3,000	3,543
5.00%, 3/1/47	3,500	4,114

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/45	2,000	2,346

Wayne County Airport Authority Revenue Refunding Bonds, Series G, 5.00%, 12/1/34	2,625	3,136
		35,922

Minnesota – 1.1%

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/36	1,900	2,374

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Minnesota – 1.1% – continued

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 8/1/17	$5,000	$5,174

Rochester Healthcare Facilities Revenue Refunding Bonds, Series B, Mayo Clinic, 11/15/36 (2)	4,200	5,722
		13,270

Mississippi – 0.0%

Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	10	10

Missouri – 0.4%

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, 5.00%, 5/1/33	1,000	1,231
5.00%, 5/1/38	3,000	3,644
		4,875

Nebraska – 1.0%

Lincoln Electric System Revenue Refunding Bonds, 5.00%, 9/1/34	1,000	1,250

Omaha Public Power District Electric Revenue Bonds, Series A, Prerefunded, 5.50%, 2/1/18 (3)	2,500	2,655

Omaha Public Power District Electric Revenue Bonds, Series B, 5.00%, 2/1/34	2,210	2,590

Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded, 5.00%, 2/1/21 (3)	5,355	6,253
		12,748

Nevada – 0.8%

Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured), 5.00%, 7/1/26	1,670	1,840

Clark County G.O. Limited Tax Bank Bonds, 5.00%, 6/1/38	2,500	2,659

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Nevada – 0.8% – continued

Las Vegas City Hall G.O. Limited Refunding Bonds, 5.00%, 9/1/34	$3,000	$3,677

Washoe County Highway Fuel TRB, 5.00%, 2/1/43	1,750	1,894
		10,070

New Hampshire – 1.6%

New Hampshire State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 3/1/27	5,000	6,347

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded, 5.25%, 6/1/19 (3)	11,000	12,252

New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series D, 8/15/39 (2)	1,500	1,650
		20,249

New Jersey – 0.4%

New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), Prerefunded, 5.15%, 1/1/17 (5)	5,000	5,057

New Mexico – 0.3%

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services, 5.00%, 8/1/44	1,000	1,181

New Mexico State Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2 (GNMA/FNMA/FHLMC Insured), 5.00%, 9/1/26	1,800	1,899
		3,080

New York – 14.0%

Long Island Power Authority General Electric System Revenue Bonds, Series A, Prerefunded, 6.00%, 5/1/19 (3)	5,000	5,641

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, Prerefunded, 5.50%, 11/15/18 (3)	10,000	10,982

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

New York – 14.0% – continued

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, 5.00%, 11/15/34	$5,000	$5,615

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-1, Green Bond, 5.00%, 11/15/33	6,185	7,736

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,845

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1, 5.00%, 11/15/33	3,000	3,652

New York City Housing Development Corp. Multifamily Housing Revenue Refunding Bonds, Series G-1, 3.85%, 11/1/45	2,540	2,664

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Prerefunded, 5.75%, 6/15/18 (3)	2,305	2,496

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Unrefunded Balance, 5.75%, 6/15/40	7,695	8,343

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG, 5.00%, 6/15/39	2,000	2,413

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,746

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1, 2.00%, 8/1/18	2,500	2,553
5.00%, 8/1/38	2,500	3,040

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016, 5.00%, 8/1/35	3,210	3,928
5.00%, 8/1/37	3,500	4,245

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

New York – 14.0% – continued

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017, 5.00%, 5/1/35	$3,250	$3,992
5.00%, 5/1/37	3,000	3,653

New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1, 5.00%, 11/1/34	500	615

New York G.O. Unlimited Bonds, Series I, Subseries 1-I, 5.00%, 3/1/28	1,510	1,853

New York G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/26	5	6

New York G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/28	5,000	6,327

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded, 5.25%, 10/1/19 (3)	3,870	4,370

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance, 5.25%, 10/1/23	1,130	1,261

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University, 5.00%, 10/1/46	500	738

New York State Dormitory Authority Personal Income TRB, Series B, Education, 5.75%, 3/15/36	11,980	13,391

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds, 5.00%, 6/15/41	10,000	11,665

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, Escrowed to Maturity, 5.50%, 4/15/35	5,000	7,168

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

New York – 14.0% – continued

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series D (SonyMA/GNMA/FNMA/FHLMC Insured), 3.20%, 11/1/46	$1,000	$981

New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 196 (AMT), 3.70%, 10/1/37	5,160	5,332

New York State Thruway Authority Revenue Bonds, Series J, 5.00%, 1/1/27	50	62

New York State Thruway Authority Transportation Personal Income TRB, Series A, Prerefunded, 5.25%, 9/15/17 (3)	5,000	5,214

New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/27	2,950	3,801

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/28	2,500	3,174
5.00%, 10/15/29	2,000	2,520

Utility Debt Securitization Authority Revenue Refunding Bonds, Restructuring Bonds, 5.00%, 12/15/37	5,000	6,133

Utility Debt Securitization Authority Revenue Refunding Bonds, Series B, Restructuring Bonds, 5.00%, 6/15/20	7,715	8,256
5.00%, 6/15/24	8,605	10,441
		172,852

North Carolina – 1.5%

Charlotte COPS, Series B, 3.00%, 6/1/22	2,000	2,026

North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	2,843

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

North Carolina – 1.5% – continued

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity, 6.00%, 1/1/22	$6,015	$7,501

North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/27	5,000	6,533
		18,903

North Dakota – 0.1%

North Dakota State Housing Finance Agency Homeownership Revenue Bonds, Series C, Home Mortgage Finance Program, 3.15%, 1/1/36	1,000	997

Ohio – 0.1%

Northeast Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/39	945	1,131

Oklahoma – 0.5%

Oklahoma State Capitol Improvement Authority State Highway Capital Improvement Revenue Bonds, 7/1/34 (2)	2,000	2,212

Oklahoma State Municipal Power Authority G.O. Unlimited Refunding Bonds, Series A, 1/1/35 (2)	580	631
1/1/47 (2)	3,390	3,636
		6,479

Oregon – 0.8%

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	1,100	1,379

Oregon State Health & Science University Revenue Refunding Bonds, Series B, 5.00%, 7/1/38	2,035	2,485

Oregon State University General Revenue Bonds, Series A, 4.00%, 4/1/46	5,000	5,488
		9,352

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Pennsylvania – 1.1%

Bethkehem Area School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding), 5.00%, 2/1/25	$1,775	$2,213

Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds, 5.00%, 5/1/32	820	978
5.00%, 5/1/35	865	1,026

Pennsylvania State Economic Development Financing Authority Revenue Refunding Bonds, UPMC, 4.00%, 3/15/41	3,000	3,224

Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 118-B, 4.10%, 10/1/45	2,070	2,183

Pennsylvania State Turnpike Commission Revenue Bonds, Series B, 5.00%, 12/1/36	3,350	3,978
		13,602

Rhode Island – 0.2%

Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A, 5.00%, 10/1/40	2,585	3,077

South Carolina – 1.9%

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,940	7,411

South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded, 5.50%, 1/1/19 (3)	13,000	14,318

South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 5.00%, 12/1/36	1,000	1,201
		22,930

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Tennessee – 0.2%

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B, 3.38%, 7/1/38	$1,655	$1,682

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B, 3.95%, 1/1/38	1,325	1,386
		3,068

Texas – 7.1%

Austin Electric Utility System Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	500	619

Austin Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 4.00%, 8/1/36	1,500	1,683

Corpus Christi Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/25	1,000	1,282

Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 6.38%, 2/15/18 (3)	5,000	5,374

Dallas Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/27	8,720	10,944

Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), 6.00%, 8/15/38	5,000	5,486

Grand Prairie Independent School District G.O. Unlimited Refunding CABS, Prerefunded, 0.00%, 8/15/18 (6)	12,505	5,819

Houston Community College G.O. Limited Refunding Bonds, 4.00%, 2/15/37	1,000	1,103

Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/18	10,000	10,561

Houston Utility System Revenue Refunding Bonds, Series B, First Lien, 5.00%, 11/15/34	5,000	6,183
5.00%, 11/15/35	5,000	6,157

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Texas – 7.1% – continued

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded, 6.25%, 5/15/18 (3)	$10,000	$10,865

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds (AGM Insured), 4.00%, 5/15/40	1,000	1,085

North Texas Tollway Authority Revenue Refunding Bonds, Series A, 4.00%, 1/1/39	5,000	5,460

Travis County G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/24	2,335	2,915
5.00%, 3/1/25	2,000	2,538

University of Texas Permanent University Fund Revenue Bonds, Series A, 5.00%, 7/1/33	3,285	4,043

University of Texas Revenue Bonds, Series B, Green Bonds, 2.50%, 8/15/36 (7)	2,000	2,017

Waco Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/37	3,005	3,701
		87,835

Vermont – 0.2%

Vermont State Municipal Bond Bank Revenue Bonds, Series 1, 5.00%, 12/1/29	1,660	2,115

Virginia – 0.2%

Norfolk G.O. Unlimited Bonds, Series A, 10/1/41 (2)	500	613

Virginia State Public School Authority School Financing 1997 Resolution Revenue Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/17	2,000	2,070
		2,683

Washington – 1.6%

King County Sewer Revenue Refunding Bonds, Series A, 4.00%, 7/1/35	1,250	1,396

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, 5.00%, 12/1/37	3,000	3,611

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.0% – continued

Washington – 1.6% – continued

Washington State G.O. Unlimited Bonds, Series 2017-A, 5.00%, 8/1/38	$5,000	$6,099

Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	1,430	1,482

Washington State Housing Finance Commission Revenue Refunding Bonds, Single Family Program, 3.70%, 12/1/34	1,250	1,320

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/38	2,000	2,358

Washington State University Revenue Refunding Bonds, 5.00%, 4/1/40	1,320	1,566

Washington State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 2/1/34	1,340	1,601
		19,433

Wisconsin – 0.6%

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/29	2,500	3,149

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 4.00%, 11/15/34	2,335	2,597
4.00%, 11/15/39	1,250	1,364
		7,110
Total Municipal Bonds
(Cost $1,037,761)		1,089,487

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 6.9%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.33% ^(8)(9)	85,500,597	$85,501
Total Investment Companies
(Cost $85,501)		85,501

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 7.6%

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/16	$3,150	$3,162

California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU, 1.46%, 9/1/17 (10)	5,000	5,004

Charleston County School District G.O. Unlimited Notes (SCSDE Insured), 4.00%, 11/4/16	7,000	7,022

Colorado State General Fund TRANS, Series A, 2.00%, 6/27/17	10,000	10,082

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University, 0.80%, 7/26/17 (10)	10,000	9,992

Lehigh County IDA Revenue Refunding Bonds, Series A, Ppl Electric Utilities Corp., 0.90%, 9/1/17 (10)	1,500	1,498

Massachusetts State G.O. Limited RANS, Series A, 2.00%, 4/24/17	25,000	25,164

Massachusetts State G.O. Limited RANS, Series C, 2.00%, 6/26/17	15,400	15,552

Miami-Dade County School District G.O. Limited TANS, 5.00%, 2/23/17	5,000	5,081

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016, 4.00%, 2/1/17	3,045	3,078

New York State Dormitory Authority Personal Income TRB, Series B, Group A, 5.00%, 2/15/17	3,000	3,048

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 7.6% – continued

Oregon State G.O. Limited TANS, Series A, 2.00%, 6/30/17	$2,500	$2,522

San Antonio Independent School District Variable G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 2.00%, 8/1/17 (10)	3,235	3,258
Total Short Term Investments
(Cost $94,543)		94,463

Total Investments – 102.5%
(Cost $1,217,805)		1,269,451

Liabilities less Other Assets – (2.5%)		(30,408)
NET ASSETS – 100.0%		$1,239,043

(1)	Step coupon bond. Rate as of September 30, 2016 is disclosed.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(3)	Maturity date represents the prerefunded date.
(4)	Zero coupon bond.
(5)	Step coupon bond. Rate as of September 30, 2016 is disclosed. Maturity date represents the prerefunded date.
(6)	Zero coupon bond. Maturity date represents the prerefunded date.
(7)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of September 30, 2016 is disclosed.
(10)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the puttable date.

^	See Note 11 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	17.8%
AA	51.4
A	19.3
A1+ (Short Term)	2.4
A1 (Short Term)	0.6
BBB	0.1
Not Rated	1.7
Cash Equivalents	6.7

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	23.0%
General	13.1
Water	11.7
Transportation	9.0
Higher Education	8.1
Power	7.9
Financials	6.7
School District	6.4
All other sectors less than 5%	14.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$1,089,487	$–	$1,089,487
Investment Companies	85,501	–	–	85,501
Short-Term Investments	–	94,463	–	94,463
Total Investment	$85,501	$1,183,950	$–	$1,269,451

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax

BAM	Build America Mutual

BHAC	Berkshire Hathaway Assurance Corporation

CABS	Capital Appreciation Bonds

COPS	Certificates of Participation

CR	Custody Receipt

CWA	Clean Water Act

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

G.O.	General Obligation

GNMA	Government National Mortgage Association

Gtd.	Guaranteed

IBC	Insured Bond Certificates

IDA	Industrial Development Authority

MBIA	Municipal Bond Insurance Association

MWRA	Massachusetts Water Resources Authority

NATL	National Public Finance Guarantee Corporation

PSF	Permanent School Fund

RANS	Revenue Anticipation Notes

SCSDE	South Carolina School District Enhancement

SFM	Single Family Mortgage

SonyMA	State of New York Mortgage Agency

TANS	Tax Anticipation Notes

TRANS	Tax and Revenue Anticipation Notes

TRB	Tax Revenue Bonds

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2016 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 45 funds as of September 30, 2016, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the

NORTHERN FUNDS SEMIANNUAL REPORT	95	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2016, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Arizona Tax-Exempt	Daily	Monthly

California Intermediate Tax-Exempt	Daily	Monthly

California Tax-Exempt	Daily	Monthly

High Yield Municipal	Daily	Monthly

Intermediate Tax-Exempt	Daily	Monthly

Short-Intermediate Tax-Exempt	Daily	Monthly

Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the net assets or the net asset value per share of the Funds.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of

TAX-EXEMPT FIXED INCOME FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2016, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2018	MARCH 31, 2019

High Yield Municipal	$23,276	$12,268

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

High Yield Municipal	$190	$–

Tax-Exempt	5,807	489

During the tax year ended March 31, 2016, the California Tax-Exempt Fund and the Tax-Exempt Fund utilized approximately $653,000 and $5,302,000 in capital loss carryforwards, respectively.

At March 31, 2016, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED			UNREALIZED GAINS (LOSSES)
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$ 58	$ 495	$ 12	$ 6,592

California Intermediate Tax-Exempt	273	1,159	260	27,153

California Tax-Exempt	116	718	–	16,247

High Yield Municipal	413	–	–	35,388

Intermediate Tax-Exempt	1,169	9,156	12,671	103,054

Short-Intermediate Tax-Exempt	8	–	167	23,935

Tax-Exempt	477	1	–	53,865

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$ 3,115	$ 547	$ –

California Intermediate Tax-Exempt	12,158	337	861

California Tax-Exempt	4,849	121	–

High Yield Municipal	15,257	75	–

Intermediate Tax-Exempt	63,785	9,777	2,939

Short-Intermediate Tax-Exempt	14,955	313	124

Tax-Exempt	32,022	49	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$ 2,865	$ 171	$ 61

California Intermediate Tax-Exempt	10,476	83	–

California Tax-Exempt	4,262	21	–

High Yield Municipal	11,520	76	–

Intermediate Tax-Exempt	51,715	4,084	3,966

Short-Intermediate Tax-Exempt	18,233	–	–

Tax-Exempt	27,830	14	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2016, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31,

NORTHERN FUNDS SEMIANNUAL REPORT	97	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

2013 through March 31, 2015 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2016.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2016.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which was included in Other expenses on the Statements of Operations.

At a meeting held on November 16-17, 2016, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 21, 2016 and will expire on November 20, 2017, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2016.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2016, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%

California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

California Tax-Exempt	0.43%	0.417%	0.404%	0.45%

High Yield Municipal	0.77%	0.747%	0.725%	0.80%

Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Short-Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Tax-Exempt	0.43%	0.417%	0.404%	0.45%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2017. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

TAX-EXEMPT FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds (see Note 11) and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Arizona Tax-Exempt Fund, High Yield Municipal Fund, Intermediate Tax-Exempt Fund, Short-Intermediate Tax-Exempt Fund and Tax-Exempt Fund currently invest uninvested cash in the Tax-Exempt Portfolio, a series of Northern Institutional Funds; and the California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund currently invest uninvested cash in the California Municipal Money Market Fund, a series of Northern Funds (collectively, the Tax-Exempt Portfolio and California Municipal Money Market Fund, the “Portfolios”) (see Note 11), pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Funds’ Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to each Fund by NTI as a result of uninvested cash being invested in a Portfolio. Each Fund bears indirectly a proportionate share of the applicable Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolios pay to NTI and/or its affiliates. At September 30, 2016, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolios’ prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Tax-Exempt Portfolio or the California Municipal Money Market Fund is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolios. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Arizona Tax-Exempt	$-	$59,724	$-	$41,610

California Intermediate Tax-Exempt	-	179,246	-	145,016

California Tax-Exempt	-	105,564	-	75,451

High Yield Municipal	-	110,360	-	7,270

Intermediate Tax-Exempt	-	1,774,635	-	1,343,316

Short-Intermediate Tax-Exempt	-	123,776	-	139,314

Tax-Exempt	-	674,010	-	544,116

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NORTHERN FUNDS SEMIANNUAL REPORT	99	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At September 30, 2016, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES

Arizona Tax-Exempt	$ 6,624	$ (162)	$ 6,462	$ 142,675

California Intermediate Tax-Exempt	26,980	(868)	26,112	529,577

California Tax-Exempt	16,180	(277)	15,903	200,315

High Yield Municipal	46,894	(3,086)	43,808	624,191

Intermediate Tax-Exempt	107,142	(4,766)	102,376	3,365,082

Short-Intermediate Tax-Exempt	21,717	(351)	21,366	1,105,441

Tax-Exempt	53,501	(1,856)	51,645	1,217,806

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Arizona Tax-Exempt	2,767	$ 30,613	50	$ 554	(638)	$ (7,066)	2,179	$ 24,101

California Intermediate Tax-Exempt	5,811	64,640	119	1,315	(3,322)	(36,963)	2,608	28,992

California Tax-Exempt	3,051	37,257	113	1,381	(1,528)	(18,693)	1,636	19,945

High Yield Municipal	13,786	126,273	87	798	(3,997)	(36,671)	9,876	90,400

Intermediate Tax-Exempt	46,396	506,837	443	4,836	(25,059)	(273,822)	21,780	237,851

Short-Intermediate Tax-Exempt	10,737	112,743	80	841	(13,830)	(145,237)	(3,013)	(31,653)

Tax-Exempt	20,485	225,705	220	2,420	(5,549)	(61,100)	15,156	167,025

Transactions in capital shares for the fiscal year ended March 31, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Arizona Tax-Exempt	3,192	$ 34,640	106	$ 1,151	(1,545)	$ (16,739)	1,753	$ 19,052

California Intermediate Tax-Exempt	10,854	117,928	243	2,642	(8,692)	(94,284)	2,405	26,286

California Tax-Exempt	5,549	65,949	182	2,155	(2,294)	(27,143)	3,437	40,961

High Yield Municipal	33,340	296,273	169	1,498	(7,345)	(65,182)	26,164	232,589

Intermediate Tax-Exempt	85,095	906,552	1,978	21,139	(88,455)	(942,463)	(1,382)	(14,772)

Short-Intermediate Tax-Exempt	21,231	221,733	196	2,046	(43,889)	(458,217)	(22,462)	(234,438)

Tax-Exempt	32,738	350,755	454	4,870	(15,420)	(165,257)	17,772	190,368

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2016, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD

Arizona Tax-Exempt	Northern Institutional Funds - Tax-Exempt Portfolio*	$ 7,068	$ 54,761	$ 41,925	$ -	$ -	$ 7	$ 19,904

TAX-EXEMPT FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
California Intermediate Tax-Exempt	Northern Funds - California Municipal Money Market Fund*	$ 18,004	$ 156,218	$ 151,147	$ -	$ -	$ 8	$ 23,075

California Tax-Exempt	Northern Funds - California Municipal Money Market Fund*	27,669	68,540	85,323	-	-	5	10,886

High Yield Municipal	Northern Institutional Funds - Tax-Exempt Portfolio*	55,120	91,787	109,584	-	-	18	37,323

Intermediate Tax-Exempt	Northern Institutional Funds - Tax-Exempt Portfolio*	417,913	1,014,204	1,178,487	-	-	129	253,630

Short-Intermediate Tax-Exempt	Northern Institutional Funds - Tax-Exempt Portfolio*	50,347	187,462	219,152	-	-	21	18,657

Tax-Exempt	Northern Institutional Funds - Tax-Exempt Portfolio*	62,340	444,650	421,489	-	-	42	85,501

*	See Note 11.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the item noted below.

Prior to October 7, 2016, the uninvested cash of the Funds was invested in the Northern Institutional Funds Tax-Exempt Portfolio or the Northern Funds California Municipal Money Market Fund. Effective October 7, 2016, the Tax-Exempt Portfolio and California Municipal Money Market Fund were each liquidated, and each of the Funds began investing its uninvested cash in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Northern Institutional Funds U.S. Government Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund.

NORTHERN FUNDS SEMIANNUAL REPORT	101	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2016 through September 30, 2016.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/16 - 9/30/16” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 99), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.46%	$1,000.00	$1,020.40	$2.33
Hypothetical**	0.46%	$1,000.00	$1,022.76	$2.33

CALIFORNIA INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.45%	$1,000.00	$1,017.20	$2.28
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.46%	$1,000.00	$1,022.30	$2.33
Hypothetical**	0.46%	$1,000.00	$1,022.76	$2.33

HIGH YIELD MUNICIPAL

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.80%	$1,000.00	$1,033.00	$4.08
Hypothetical**	0.80%	$1,000.00	$1,021.06	$4.05

INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.45%	$1,000.00	$1,017.60	$2.28
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

TAX-EXEMPT FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

SHORT-INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.45%	$1,000.00	$1,004.80	$2.26
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.45%	$1,000.00	$1,021.50	$2.28
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	103	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust including the reviews of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present. In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge (doing business as “Lipper”), a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the

TAX-EXEMPT FIXED INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in prior years, including enhancements to cybersecurity controls. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel and noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted that each of the Funds, other than the High Yield Municipal and Short-Intermediate Tax-Exempt Funds, outperformed its respective Lipper performance universe average for the one-, three- and five-year periods ended January 31, 2016. The Trustees considered that the High Yield Municipal Fund outperformed its Lipper performance universe average for the one- and three-year periods and underperformed its Lipper performance universe average for the five-year period and that the Short-Intermediate Tax-Exempt Fund outperformed its Lipper performance universe average for the one-year period and underperformed for the three- and five-year periods. They also noted that the California Tax-Exempt, High Yield Municipal and Tax-Exempt Funds outperformed their respective benchmarks for the one-, three-, and five-year periods ended March 31, 2016, the Arizona Tax-Exempt and California Intermediate Tax-Exempt Funds outperformed their respective benchmarks for the one-year period and underperformed for the three- and five-year periods and that the Intermediate Tax-Exempt and Short-Intermediate Tax-Exempt Funds underperformed their respective benchmarks for the one-, three- and five-year periods. The Trustees took into account management’s discussion of the Funds’ performance. The Trustees also noted the improved performance of the High Yield Municipal and Short-Intermediate Tax-Exempt Funds for the one-year period. They considered the Funds’ investment performance relative to the investment base the Funds are intended to serve. They also took into account the potential impact of the relative risk parameters of the different Funds. In particular, they considered that with respect to fixed income securities, Northern had an investment style that seeks out securities with higher credit parameters than many other fixed-income investment advisers. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with

NORTHERN FUNDS SEMIANNUAL REPORT	105	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the Funds’ net management fees (with the exception of the High Yield Municipal, Intermediate Tax-Exempt and Short-Intermediate Tax-Exempt Funds) were below their respective Lipper peer group medians. They also considered that each of the Funds’ total expense ratios after reimbursement of expenses and/or waivers was below its respective Lipper category objective median. The Trustees took into account Northern’s discussion of the Funds’ expenses. The Trustees also noted that Northern had waived fees and/or reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and/or expense reimbursements during the year and took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that each of the Funds’ management fees are subject to breakpoints, thus ensuring that as a Fund’s assets grow, its shareholders will receive reduced fee rates. The Trustees noted that the Intermediate Tax-Exempt Fund had reached the specified asset levels at which one or more breakpoints to its management fee are triggered. The Trustees noted that although the other Funds were not currently at the specified asset levels at which a breakpoint to its management fee would be triggered, their net management fees (with the exception of the High Yield Municipal and Short-Intermediate Tax-Exempt Funds) were below the median of their respective expense peer groups. The Trustees also noted that the total expenses of each of the Funds after reimbursements/waivers was below the objective median of its respective Lipper category.

TAX-EXEMPT FIXED INCOME FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

NORTHERN FUNDS SEMIANNUAL REPORT	107	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

10	SCHEDULES OF INVESTMENTS

10	CALIFORNIA MUNICIPAL MONEY MARKET FUND
Ticker Symbol: NOCXX

11	MONEY MARKET FUND
Ticker Symbol: NORXX

12	MUNICIPAL MONEY MARKET FUND
Ticker Symbol: NOMXX

14	U.S. GOVERNMENT MONEY MARKET FUND
Ticker Symbol: NOGXX

19	U.S. GOVERNMENT SELECT MONEY MARKET FUND
Ticker Symbol: NOSXX

23	NOTES TO THE FINANCIAL STATEMENTS

30	FUND EXPENSES

31	APPROVAL OF MANAGEMENT AGREEMENT

36	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

You could lose money by investing in the Funds. Although each of the Funds seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. For the Money Market Fund and the Municipal Money Market Fund, each Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2016 (UNAUDITED)

Amounts in thousands, except per share data	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost, which approximates fair value	$2,975	$57,999	$57,610	$9,992,504	$2,541,844
Repurchase agreements, at cost which approximates fair value	–	118,712	–	5,649,465	687,089
Cash	28,309	–	–	106,000	–
Interest income receivable	6	12	566	3,983	2,947
Receivable for securities sold	15,963	1,300	204,958	–	–
Receivable for fund shares sold	–	–	5	5	–
Receivable from affiliates for expense reimbursements	–	39	10	13	6
Prepaid and other assets	1	42	35	17	18
Total Assets	47,254	178,104	263,184	15,751,987	3,231,904
LIABILITLIES:
Cash overdraft	–	13	90,191	–	–
Payable for securities purchased	–	–	–	474,612	–
Payable for fund shares redeemed	31	1,384	112	80,699	1,531
Distributions payable to shareholders	31	1,272	1,568	487	341
Payable to affiliates:
Management fees	3	37	151	692	182
Custody fees	3	1	4	26	8
Transfer agent fees	–	2	5	31	8
Trustee fees	–	7	1	21	21
Accrued other liabilities	21	185	152	71	82
Total Liabilities	89	2,901	92,184	556,639	2,173
Net Assets	$47,165	$175,203	$171,000	$15,195,348	$3,229,731
ANALYSIS OF NET ASSETS:
Capital stock	$47,178	$175,091	$170,975	$15,195,332	$3,229,726
Accumulated undistributed net investment loss	(3)	(907)	(96)	(9)	(14)
Accumulated undistributed net realized gain (loss)	(10)	1,019	121	25	19
Net Assets	$47,165	$175,203	$171,000	$15,195,348	$3,229,731
Shares Outstanding ($.0001 par value, unlimited authorization)	47,211	175,185	171,000	15,195,365	3,229,764
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

Amounts in thousands	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Dividend income from investments in affiliates	$–	$7	$–	$3	$–
Interest income	677	18,135	11,462	8,976	8,135
Total Investment Income	677	18,142	11,462	8,979	8,135
EXPENSES:
Management fees	569	10,929	8,497	7,031	6,104
Custody fees	24	360	267	240	209
Transfer agent fees	26	497	386	320	277
Registration fees	9	102	83	46	47
Printing fees	13	60	48	20	30
Professional fees	17	83	74	43	43
Trustee fees	3	37	45	35	29
Other	1	–	–	21	27
Total Expenses	662	12,068	9,400	7,756	6,766
Less expenses voluntarily reimbursed by investment adviser	(17)	(116)	(20)	–	–
Less expenses contractually reimbursed by investment adviser	(45)	(462)	(275)	(265)	(251)
Less custodian credits	(16)	(8)	(92)	(1)	(1)
Net Expenses	584	11,482	9,013	7,490	6,514
Net Investment Income	93	6,660	2,449	1,489	1,621
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(1)	978	(65)	16	11
Net Gains (Losses)	(1)	978	(65)	16	11
Net Increase in Net Assets Resulting from Operations	$92	$7,638	$2,384	$1,505	$1,632

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2016

	CALIFORNIA MUNICIPAL MONEY MARKET FUND		MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
Amounts in thousands	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016
OPERATIONS:
Net investment income	$93	$39	$6,660	$3,776	$2,449	$570	$1,489	$341	$1,621	$562
Net realized gains (losses)	(1)	–	978	406	(65)	1,291	16	22	11	27
Net increase from payment by affiliate (Note 6)	–	–	–	8,190	–	–	–	–	–	–
Net Increase in Net Assets Resulting from Operations	92	39	7,638	12,372	2,384	1,861	1,505	363	1,632	589
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	(336,603)	(91,846)	(7,386,581)	(1,291,406)	(5,489,015)	(613,299)	11,835,571	1,596,084	(658,230)	528,263
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(336,603)	(91,846)	(7,386,581)	(1,291,406)	(5,489,015)	(613,299)	11,835,571	1,596,084	(658,230)	528,263
DISTRIBUTIONS PAID:
From net investment income	(85)	(40)	(7,525)	(3,813)	(2,623)	(589)	(1,489)	(354)	(1,621)	(583)
From net realized gains	–	–	(71)	(4)	(622)	(469)	–	–	–	–
Total Distributions Paid	(85)	(40)	(7,596)	(3,817)	(3,245)	(1,058)	(1,489)	(354)	(1,621)	(583)
Total Increase (Decrease) in Net Assets	(336,596)	(91,847)	(7,386,539)	(1,282,851)	(5,489,876)	(612,496)	11,835,587	1,596,093	(658,219)	528,269
NET ASSETS:
Beginning of period	383,761	475,608	7,561,742	8,844,593	5,660,876	6,273,372	3,359,761	1,763,668	3,887,950	3,359,681
End of period	$47,165	$383,761	$175,203	$7,561,742	$171,000	$5,660,876	$15,195,348	$3,359,761	$3,229,731	$3,887,950
Accumulated Undistributed Net Investment Income (Loss)	$(3)	$(11)	$(907)	$(42)	$(96)	$78	$(9)	$(9)	$(14)	$(14)

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(3)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$47,165	$383,761	$475,608	$453,842	$369,955	$426,698
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.34%	0.05%	0.04%	0.08%	0.16%	0.16%
Expenses, before reimbursements and credits(6)	0.38%	0.38%	0.41%	0.50%	0.51%	0.49%
Net investment income, net of reimbursements and credits(6)	0.06%	0.01%	0.01%	0.01%	0.00%	0.01%
Net investment income (loss), before reimbursements and credits(6)	0.02%	(0.32)%	(0.36)%	(0.41)%	(0.35)%	(0.32)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	– (2)	–	–	–	–	–
Net realized and unrealized gains (losses)(3)	–	–	–	–	–	–
Net increase from payment by affiliate (Note 6)	–	– (4)	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(5)	–	–	–	–	–	–
From net realized gains	– (6)	– (6)	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(7)	0.17%	0.05%	0.01%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$175,203	$7,561,742	$8,844,593	$7,979,006	$8,576,752	$7,276,346
Ratio to average net assets of:(8)
Expenses, net of reimbursements and credits(9)	0.35%	0.26%	0.17%	0.18%	0.24%	0.18%
Expenses, before reimbursements and credits(9)	0.36%	0.36%	0.39%	0.48%	0.48%	0.48%
Net investment income, net of reimbursements and credits(9)	0.20%	0.05%	0.01%	0.01%	0.01%	0.02%
Net investment income (loss), before reimbursements and credits(9)	0.19%	(0.05)%	(0.21)%	(0.29)%	(0.23)%	(0.28)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Net investment income for the period ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(4)	The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $8,190,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.
(5)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(6)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(7)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(8)	Annualized for periods less than one year.
(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	– (2)	–	–	–	–	–
Net realized and unrealized gains (losses)(3)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(4)	–	–	–	–	–	–
From net realized gains	– (5)	– (5)	– (5)	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(6)	0.08%	0.02%	0.02%	0.02%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$171,000	$5,660,876	$6,273,372	$6,427,560	$6,657,305	$7,015,764
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	0.35%	0.09%	0.07%	0.10%	0.17%	0.16%
Expenses, before reimbursements and credits(8)	0.37%	0.36%	0.39%	0.48%	0.48%	0.48%
Net investment income, net of reimbursements and credits(8)	0.09%	0.01%	0.01%	0.01%	0.01%	0.02%
Net investment income (loss), before reimbursements and credits(8)	0.07%	(0.26)%	(0.31)%	(0.37)%	(0.30)%	(0.30)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Net investment income for the period ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(4)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(5)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(6)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(3)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.04%	0.01%	0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$15,195,348	$3,359,761	$1,763,668	$1,383,478	$1,329,392	$1,351,140
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.35%	0.22%	0.09%	0.10%	0.17%	0.12%
Expenses, before reimbursements and credits(6)	0.36%	0.36%	0.40%	0.48%	0.48%	0.49%
Net investment income, net of reimbursements and credits(6)	0.07%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits(6)	0.06%	(0.13)%	(0.30)%	(0.37)%	(0.30)%	(0.36)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(3)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.04%	0.02%	0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,229,731	$3,887,950	$3,359,681	$3,727,033	$3,537,631	$3,436,678
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.35%	0.20%	0.09%	0.10%	0.15%	0.09%
Expenses, before reimbursements and credits(6)	0.37%	0.36%	0.39%	0.48%	0.48%	0.48%
Net investment income, net of reimbursements and credits(6)	0.09%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits(6)	0.07%	(0.15)%	(0.29)%	(0.37)%	(0.32)%	(0.38)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 6.3%

California – 6.3%

California Statewide Communities Development Authority MFH Revenue Bonds, Series A, Pine View Apartments, (Citibank N.A. LOC), 0.95%, 10/11/16 (1)	$900	$900

Oceanside City MFH Revenue Bonds, Shadow Way (Non AMT), (FHLMC LOC), 0.89%, 10/11/16 (1)	2,075	2,075
		2,975
Total Municipal Investments
(Cost $2,975)		2,975

Total Investments – 6.3%
(Cost $2,975) (2)		2,975

Other Assets less Liabilities – 93.7%		44,190
NET ASSETS – 100.0%		$47,165

(1)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	The cost for federal income tax purposes was approximately $2,975,000.

Percentages shown are based on Net Assets.

At September 30, 2016, the industry sector for the Fund was:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	100.0%

Total	100.0%

At September 30, 2016, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
2 – 15 Days	100.0%

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2016:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by California Municipal Money Market Fund (1)	$–	$2,975	$–	$2,975

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT	Alternative Minimum Tax

FHLMC	Federal Home Loan Mortgage Corporation

LOC	Letter of Credit

MFH	Multi Family Housing

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 5.7%

Banking – 5.7%

Credit Agricole S.A., London Branch, 0.30%, 10/3/16	$5,000	$5,000

Royal Bank of Canada, Toronto Branch, 0.30%, 10/3/16	5,000	5,000
		10,000
Total Eurodollar Time Deposits
(Cost $10,000)		10,000

U.S. GOVERNMENT AGENCIES – 27.4% (1)

Federal Farm Credit Bank – 27.4%

FFCB Discount Note, 0.38%, 10/3/16 (2)	48,000	47,999
Total U.S. Government Agencies
(Cost $47,999)		47,999

Investments, at Amortized Cost
($57,999)		57,999

REPURCHASE AGREEMENTS – 67.8%

Repurchase Agreements – 67.8% (3)

Citigroup Global Markets, Inc., dated 9/30/16, repurchase price $18,713 0.52%, 10/3/16	18,712	18,712

Federal Reserve Bank of New York, dated 9/30/16, repurchase price $100,002 0.25%, 10/3/16	100,000	100,000
		118,712
Total Repurchase Agreements
(Cost $118,712)		118,712

Total Investments – 100.9%
(Cost $176,711) (4)		176,711

Liabilities less Other Assets – (0.9%)		(1,508)
NET ASSETS – 100.0%		$175,203

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$119,088	0.63% – 2.00%	10/15/16 – 11/15/21

(4)	The cost for federal income tax purposes was approximately $176,711,000.

Percentages shown are based on Net Assets.

At September 30, 2016, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight	100.0%

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Money Market Fund (1)	$–	$176,711	$–	$176,711

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATION AND ACRNOYM USED THROUGHOUT THE SCHECULE OF INVESTMENTS:

FFCB	Federal FarmCredit Bank

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 33.7%

Mississippi – 1.8%

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc. Project, 0.77%, 10/3/16 (1)	$3,000	$3,000

New York – 14.6%

Metropolitan Transportation Authority BANS, Series A-1F, 2.00%, 10/3/16 (2)	25,000	25,000

Oklahoma – 3.7%

Oklahoma State Water Resources Board Adjustable Revenue Bonds, 0.45%, 10/3/16 (2)	3,030	3,030

Oklahoma State Water Resources Board Adjustable Revenue Bonds, Series A, 0.45%, 10/3/16 (2)	3,305	3,305
		6,335

South Carolina – 3.4%

South Carolina State Institution G.O. Unlimited Bonds, Series B, University of South Carolina, (U.S. Treasury Escrowed), 3.25%, 10/3/16 (2)	5,775	5,775

Texas – 8.5%

Texas State Department of Housing & Community Affairs Multifamily Housing Revenue Bonds, The Waters at Willow Run Apartments, (U.S. Treasury Escrowed), 0.60%, 10/3/16 (2)	14,500	14,500

Wisconsin – 1.7%

Madison G.O. Unlimited Promissory Notes, Series A, 5.00%, 10/3/16 (2)	3,000	3,000
Total Municipal Investments
(Cost $57,610)		57,610

Total Investments – 33.7%
(Cost $57,610) (3)		57,610

Other Assets less Liabilities – 66.3%		113,390
NET ASSETS – 100.0%		$171,000

(1)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(3)	The cost for federal income tax purposes was approximately $57,610,000.

Percentages shown are based on Net Assets.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Transportation	43.4%
Housing	25.2
Utility	11.0
University	10.0
City	5.2
IDB & PCR	5.2

Total	100.0%

At September 30, 2016, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight	100.0%

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Money Market Fund (1)	$–	$57,610	$–	$57,610

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS	Bond Anticipation Notes

G.O.	General Obligation

IDB	Industrial Development Board

PCR	Pollution Control Revenue

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 54.6% (1)

Federal Farm Credit Bank – 4.9%

FFCB Bond, 0.80%, 6/16/17	$4,000	$4,004

FFCB Discount Notes, 0.63%, 10/4/16 (2)	6,000	6,000
0.73%, 10/4/16 (2)	25,000	24,998
0.39%, 10/7/16 (2)	5,000	5,000
0.59%, 10/13/16 (2)	5,000	4,999
0.38%, 10/14/16 (2)	10,000	9,999
0.39%, 10/14/16 (2)	3,000	3,000
0.38%, 10/18/16 (2)	6,000	5,999
0.44%, 10/21/16 (2)	6,500	6,498
0.61%, 10/27/16 (2)	7,000	6,997
0.45%, 11/1/16 (2)	6,500	6,497
0.51%, 11/2/16 (2)	4,000	3,998
0.56%, 11/18/16 (2)	10,000	9,993
0.56%, 12/5/16 (2)	20,000	19,980
0.53%, 12/14/16 (2)	4,000	3,996
0.56%, 12/20/16 (2)	6,000	5,993
0.58%, 12/20/16 (2)	4,000	3,995
0.54%, 1/4/17 (2)	4,000	3,994
0.54%, 1/6/17 (2)	15,000	14,979
0.68%, 1/17/17 (2)	10,000	9,980
0.67%, 1/23/17 (2)	7,000	6,985
0.56%, 2/1/17 (2)	3,000	2,994
0.56%, 2/2/17 (2)	15,000	14,972
0.68%, 2/7/17 (2)	12,000	11,971
0.57%, 2/10/17 (2)	8,000	7,984
0.74%, 2/14/17 (2)	7,000	6,981
0.74%, 2/17/17 (2)	7,000	6,980
0.69%, 2/22/17 (2)	11,000	10,970
0.55%, 3/7/17 (2)	3,000	2,993
0.61%, 3/8/17 (2)	2,000	1,995
0.61%, 3/10/17 (2)	6,000	5,984
0.62%, 3/17/17 (2)	4,000	3,989
0.61%, 4/4/17 (2)	3,000	2,991
0.61%, 4/11/17 (2)	2,000	1,994
0.54%, 4/12/17 (2)	5,000	4,986
0.64%, 4/19/17 (2)	4,000	3,986
0.63%, 5/2/17 (2)	4,000	3,985
0.64%, 5/9/17 (2)	2,000	1,992
0.64%, 5/15/17 (2)	6,000	5,976
0.58%, 5/18/17 (2)	15,000	14,946
0.61%, 5/18/17 (2)	2,000	1,992

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 54.6% (1) – continued

Federal Farm Credit Bank – 4.9% – continued
0.61%, 6/2/17 (2)	$5,000	$4,980
0.61%, 6/12/17 (2)	10,000	9,958
0.63%, 6/28/17 (2)	4,000	3,981
0.64%, 7/3/17 (2)	6,000	5,971
0.55%, 7/6/17 (2)	3,000	2,987
0.64%, 7/7/17 (2)	11,000	10,946
0.61%, 7/11/17 (2)	15,000	14,929
0.64%, 7/13/17 (2)	8,000	7,960
0.64%, 7/19/17 (2)	11,000	10,944
0.67%, 7/21/17 (2)	15,000	14,919
0.66%, 8/3/17 (2)	8,000	7,956
0.66%, 8/4/17 (2)	5,000	4,972
0.68%, 8/4/17 (2)	8,000	7,954
0.68%, 8/8/17 (2)	9,000	8,948
0.65%, 8/9/17 (2)	44,000	43,756
0.66%, 8/15/17 (2)	4,000	3,977
0.67%, 8/16/17 (2)	12,000	11,930
0.67%, 8/18/17 (2)	2,000	1,988
0.69%, 8/18/17 (2)	50,000	49,697
0.70%, 9/7/17 (2)	6,000	5,961
0.71%, 9/7/17 (2)	15,000	14,901
0.71%, 9/8/17 (2)	15,000	14,900

FFCB Notes, 0.57%, 10/3/16 (3)	32,000	31,996
0.65%, 10/3/16 (3)	10,000	9,998
0.65%, 10/5/16 (3)	20,000	19,992
0.50%, 10/6/16 (4)	5,000	5,000
0.55%, 10/6/16 (3)	5,000	5,001
0.58%, 10/7/16 (3)	9,000	9,000
0.50%, 10/10/16 (3)	5,000	5,000
0.69%, 10/10/16 (3)	20,000	19,998
0.63%, 10/12/16 (3)	9,000	8,999
0.67%, 10/12/16 (3)	7,000	6,999
0.63%, 10/18/16 (3)	7,000	6,999
0.50%, 10/20/16 (3)	3,000	3,000
0.65%, 10/20/16 (3)	7,000	7,000
0.65%, 10/21/16 (3)	19,000	18,997
0.53%, 10/23/16 (3)	4,000	4,000
0.50%, 10/24/16 (4)	4,000	4,000
0.66%, 10/25/16 (3)	15,000	15,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 54.6% (1) – continued

Federal Farm Credit Bank – 4.9% – continued
0.54%, 10/27/16 (3)	$7,000	$6,988
0.55%, 10/29/16 (3)	4,000	4,001
0.72%, 12/30/16 (4)	7,000	7,000
		752,028

Federal Home Loan Bank – 46.2%

FHLB Bonds, 4.75%, 12/16/16	7,000	7,060
0.54%, 1/9/17	17,000	16,999
0.43%, 1/11/17	103,000	102,989
0.45%, 1/18/17	15,000	14,997
0.47%, 1/20/17	14,000	13,998
0.56%, 1/20/17	18,000	17,999
0.47%, 1/25/17	20,000	19,997
0.57%, 4/21/17	17,000	16,995

FHLB Discount Notes, 0.25%, 10/3/16 (2)	100,000	99,999
0.26%, 10/3/16 (2)	284,750	284,746
0.29%, 10/4/16 (2)	149,900	149,896
0.26%, 10/5/16 (2)	241,700	241,693
0.37%, 10/5/16 (2)	50,000	49,998
0.26%, 10/7/16 (2)	50,100	50,098
0.29%, 10/12/16 (2)	153,500	153,486
0.45%, 10/17/16 (2)	5,000	4,999
0.28%, 10/18/16 (2)	150,000	149,980
0.28%, 10/19/16 (2)	200,000	199,972
0.38%, 10/26/16 (2)	15,000	14,996
0.35%, 11/2/16 (2)	5,000	4,998
0.29%, 11/14/16 (2)	350,500	350,374
0.29%, 11/16/16 (2)	250,000	249,906
0.26%, 11/18/16 (2)	125,000	124,958
0.26%, 11/23/16 (2)	400,000	399,844
0.26%, 11/28/16 (2)	175,000	174,927
0.33%, 11/28/16 (2)	5,000	4,997
0.33%, 12/1/16 (2)	100,000	99,944
0.35%, 12/2/16 (2)	500,000	499,700
0.27%, 12/5/16 (2)	500,000	499,756
0.35%, 12/7/16 (2)	55,000	54,964
0.36%, 12/7/16 (2)	32,000	31,979
0.31%, 12/8/16 (2)	100,000	99,941
0.35%, 12/9/16 (2)	93,000	92,938
0.37%, 12/9/16 (2)	23,000	22,984
0.28%, 12/12/16 (2)	1,195,000	1,194,331
0.35%, 12/12/16 (2)	50,000	49,965

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 54.6% (1) – continued

Federal Home Loan Bank – 46.2% – continued
0.31%, 12/14/16 (2)	$165,000	$164,895
0.38%, 12/14/16 (2)	200,000	199,844
0.39%, 12/14/16 (2)	100,000	99,922
0.34%, 12/16/16 (2)	80,000	79,943
0.29%, 1/17/17 (2)	238,000	237,791
0.55%, 1/27/17 (2)	27,000	26,952
0.61%, 2/10/17 (2)	30,000	29,934
0.47%, 2/13/17 (2)	20,000	19,966
0.59%, 2/24/17 (2)	7,000	6,984
0.39%, 2/28/17 (2)	75,000	74,880
0.51%, 3/22/17 (2)	61,000	60,851
0.58%, 5/1/17 (2)	14,000	13,952

FHLB Notes, 0.61%, 10/3/16 (3)	6,000	6,000
0.56%, 10/7/16 (3)	4,000	4,000
0.55%, 10/8/16 (3)	50,000	50,000
0.53%, 10/21/16 (3)	9,000	9,000
0.53%, 10/21/16 (3)	4,000	4,000
0.61%, 10/26/16 (3)	2,000	2,000
0.51%, 10/27/16 (3)	21,000	21,000
0.65%, 11/7/16 (3)	6,000	6,000
0.67%, 11/10/16 (3)	12,000	11,999
0.68%, 11/13/16 (3)	10,000	9,999
0.67%, 11/17/16 (3)	10,000	9,999
0.67%, 11/17/16 (3)	15,000	14,999
0.81%, 11/22/16 (3)	5,000	5,000
0.67%, 11/25/16 (4)	15,000	15,000
0.67%, 11/26/16 (3)	40,000	40,000
0.66%, 12/7/16 (3)	85,000	84,994
0.67%, 12/23/16 (3)	35,000	35,000
0.74%, 12/26/16 (3)	107,000	107,003
		7,019,310

Federal Home Loan Mortgage Corporation – 2.1%

FHLMC Bonds, 0.75%, 3/9/17	22,000	22,000
0.88%, 6/16/17	9,000	9,016
0.75%, 7/14/17	15,000	15,011

FHLMC Discount Note, 0.30%, 12/16/16 (2)	85,550	85,496

FHLMC Notes, 0.63%, 10/8/16 (3)	25,000	25,000
0.51%, 10/12/16 (3)	9,000	9,000
0.52%, 10/12/16 (3)	5,000	5,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 54.6% (1) – continued

Federal Home Loan Mortgage Corporation – 2.1% – continued
0.53%, 10/13/16 (3)	$5,000	$5,000
0.54%, 10/20/16 (3)	100,000	99,991
0.67%, 10/21/16 (3)	14,000	13,999
0.56%, 10/27/16 (3)	38,000	37,996
		327,509

Federal National Mortgage Association – 1.4%

FNMA Bonds, 5.00%, 2/13/17	16,000	16,247
5.38%, 6/12/17	4,000	4,130

FNMA Discount Notes, 0.39%, 10/3/16 (2)	39,029	39,028
0.05%, 10/4/16 (2)	50,000	50,000
0.35%, 1/3/17 (2)	86,734	86,641

FNMA Note, 0.53%, 10/8/16 (3)	11,000	10,999
		207,045
Total U.S. Government Agencies
(Cost $8,305,892)		8,305,892

U.S. GOVERNMENT OBLIGATIONS – 11.1%

U.S. Treasury Bills – 1.9%
0.32%, 12/1/16 (2)	150,000	149,919
0.33%, 12/1/16 (2)	50,000	49,972
0.35%, 12/15/16 (2)	56,000	55,959
0.37%, 12/15/16 (2)	28,000	27,978
0.67%, 3/2/17 (2)	7,000	6,980
		290,808

U.S. Treasury Floating Rate Notes – 5.0%
0.33%, 10/3/16 (3)	33,000	32,992
0.44%, 10/3/16 (3)	7,000	6,999
0.52%, 10/3/16 (3)	695,000	696,630
0.42%, 10/5/16 (3)	15,000	14,998
		751,619

U.S. Treasury Notes – 4.2%
1.00%, 10/31/16	27,000	27,009
0.63%, 11/15/16	17,000	17,000
4.63%, 11/15/16	35,000	35,166
0.50%, 11/30/16	40,000	39,996
0.88%, 11/30/16	14,000	14,006
0.75%, 1/15/17	34,000	34,008
0.50%, 1/31/17	58,000	57,990
3.00%, 2/28/17	13,000	13,129

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 11.1% – continued

U.S. Treasury Notes – 4.2% – continued
0.63%, 5/31/17	$81,476	$81,506
0.63%, 6/30/17	7,000	7,001
2.50%, 6/30/17	150,000	152,160
0.50%, 7/31/17	65,000	64,915
1.00%, 9/15/17	100,000	100,299
		644,185
Total U.S. Government Obligations
(Cost $1,686,612)		1,686,612

Investments, at Amortized Cost
($9,992,504)		9,992,504

REPURCHASE AGREEMENTS – 37.2%

Joint Repurchase Agreements – 0.4% (5)(6)

Bank of America Securities LLC, dated 9/30/16, repurchase price $29,319 0.27%, 10/7/16	29,317	29,317

Societe Generale, New York Branch, dated 9/30/16, repurchase price $29,320 0.48%, 10/7/16	29,317	29,317
		58,634

Repurchase Agreements – 36.8% (7)

Bank of America N.A., dated 9/30/16, repurchase price $1,040,043 0.50%, 10/3/16	1,040,000	1,040,000

Bank of Montreal, dated 9/30/16, repurchase price $250,009 0.43%, 10/3/16	250,000	250,000

BNP Paribas S.A., dated 9/19/16, repurchase price $125,044 0.36%, 10/24/16	125,000	125,000

BNP Paribas S.A., dated 9/29/16, repurchase price $180,061 0.35%, 11/3/16	180,000	180,000

BNP Paribas S.A., dated 9/30/16, repurchase price $1,160,048 0.50%, 10/3/16	1,160,000	1,160,000

BNP Paribas S.A., dated 9/30/16, repurchase price $100,004 0.49%, 10/3/16	100,000	100,000

BNP Paribas S.A., dated 9/30/16, repurchase price $530,021 0.47%, 10/3/16	530,000	530,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 37.2% – continued

Repurchase Agreements – 36.8% (7) – continued

Citigroup Global Markets, Inc., dated 9/30/16, repurchase price $35,833 0.52%, 10/3/16	$35,831	$35,831

Deutsche Bank Securities, Inc., dated 9/30/16, repurchase price $80,003 0.50%, 10/3/16	80,000	80,000

Goldman Sachs & Co., dated 9/29/16, repurchase price $300,022 0.38%, 10/6/16	300,000	300,000

Goldman Sachs & Co., dated 9/30/16, repurchase price $420,018 0.50%, 10/3/16	420,000	420,000

HSBC Securities (USA), Inc., dated 9/30/16, repurchase price $400,016 0.47%, 10/3/16	400,000	400,000

Mizuho Securities USA, Inc., dated 9/30/16, repurchase price $240,010 0.50%, 10/3/16	240,000	240,000

Societe Generale, New York Branch, dated 9/14/16, repurchase price $250,085 0.35%, 10/19/16	250,000	250,000

Societe Generale, New York Branch, dated 9/30/16, repurchase price $100,004 0.49%, 10/3/16	100,000	100,000

Societe Generale, New York Branch, dated 9/30/16, repurchase price $165,007 0.48%, 10/3/16	165,000	165,000

Societe Generale, New York Branch, dated 9/30/16, repurchase price $215,009 0.49%, 10/3/16	215,000	215,000
		5,590,831
Total Repurchase Agreements
(Cost $5,649,465)		5,649,465

Total Investments – 102.9%
(Cost $15,641,969) (8)		15,641,969

Liabilities less Other Assets – (2.9%)		(446,621)
NET ASSETS – 100.0%		$15,195,348

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$59,830	0.13%	4/15/17 – 4/15/19

(6)	Interest rates are reset daily and interest is payable monthly.
(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$475,807	0.50% – 7.00%	1/27/17 – 9/1/46
FNMA	$2,754,064	0.88% – 7.50%	10/26/17 – 8/1/48
GNMA	$858,672	1.88% – 6.00%	8/20/24 – 10/20/64
U.S. Treasury Bills	$351	0.00%	10/6/16 – 6/22/17
U.S. Treasury Bonds	$92,692	0.00% – 8.75%	5/15/17 – 8/15/46
U.S. Treasury Notes	$1,560,306	0.13% – 4.00%	3/31/17 – 8/15/26
Total	$5,741,892

(8)	The cost for federal income tax purposes was approximately $15,641,969,000.

Percentages shown are based on Net Assets.

At September 30, 2016, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight	37.5%
2 – 15 Days	7.9
16 – 30 Days	6.6
31 – 60 Days	10.8
61 – 97 Days	25.1
98 – 180 Days	7.2
181 – 270 Days	1.2
271 – 366 Days	3.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Money Market Fund (1)	$–	$15,641,969	$–	$15,641,969

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 63.9% (1)

Federal Farm Credit Bank – 23.1%

FFCB Discount Notes, 0.15%, 10/3/16 (2)	$62,507	$62,507
0.63%, 10/4/16 (2)	17,000	16,999
0.39%, 10/7/16 (2)	5,000	5,000
0.59%, 10/13/16 (2)	6,000	5,999
0.38%, 10/18/16 (2)	7,000	6,999
0.44%, 10/21/16 (2)	6,500	6,498
0.61%, 10/27/16 (2)	9,000	8,996
0.45%, 11/1/16 (2)	6,500	6,498
0.51%, 11/2/16 (2)	5,000	4,998
0.56%, 11/18/16 (2)	5,000	4,996
0.40%, 11/21/16 (2)	5,000	4,997
0.52%, 11/28/16 (2)	25,000	24,979
0.42%, 12/9/16 (2)	5,000	4,996
0.53%, 12/14/16 (2)	4,000	3,996
0.63%, 12/14/16 (2)	4,000	3,995
0.56%, 12/20/16 (2)	7,000	6,991
0.58%, 12/20/16 (2)	4,000	3,995
0.54%, 1/4/17 (2)	4,000	3,994
0.54%, 1/6/17 (2)	15,000	14,979
0.63%, 1/9/17 (2)	10,000	9,983
0.67%, 1/23/17 (2)	8,000	7,983
0.56%, 1/25/17 (2)	5,000	4,991
0.56%, 2/2/17 (2)	7,000	6,987
0.57%, 2/7/17 (2)	5,000	4,990
0.68%, 2/7/17 (2)	14,000	13,966
0.71%, 2/7/17 (2)	5,000	4,987
0.57%, 2/10/17 (2)	10,000	9,979
0.74%, 2/14/17 (2)	9,000	8,975
0.74%, 2/17/17 (2)	8,000	7,977
0.69%, 2/22/17 (2)	13,000	12,965
0.55%, 3/7/17 (2)	4,000	3,991
0.61%, 3/8/17 (2)	2,000	1,995
0.61%, 3/10/17 (2)	7,000	6,981
0.62%, 3/17/17 (2)	4,000	3,989
0.61%, 4/4/17 (2)	4,000	3,988
0.61%, 4/11/17 (2)	2,000	1,994
0.60%, 4/19/17 (2)	5,000	4,984
0.64%, 4/19/17 (2)	4,000	3,986
0.64%, 4/27/17 (2)	2,000	1,993
0.63%, 5/2/17 (2)	4,000	3,985
0.64%, 5/9/17 (2)	2,000	1,992
0.64%, 5/15/17 (2)	7,000	6,972

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 63.9% (1) – continued

Federal Farm Credit Bank – 23.1% – continued
0.58%, 5/18/17 (2)	$2,000	$1,992
0.61%, 6/2/17 (2)	5,000	4,980
0.66%, 6/21/17 (2)	5,000	4,976
0.64%, 7/3/17 (2)	5,000	4,976
0.55%, 7/6/17 (2)	3,000	2,988
0.64%, 7/7/17 (2)	10,000	9,951
0.64%, 7/13/17 (2)	7,000	6,965
0.67%, 7/21/17 (2)	6,000	5,968
0.66%, 8/3/17 (2)	7,000	6,961
0.66%, 8/4/17 (2)	5,000	4,972
0.68%, 8/4/17 (2)	5,000	4,971
0.68%, 8/8/17 (2)	6,000	5,965
0.66%, 8/15/17 (2)	3,000	2,983
0.67%, 8/18/17 (2)	2,000	1,988
0.70%, 9/7/17 (2)	3,000	2,980
0.71%, 9/7/17 (2)	6,000	5,960
0.71%, 9/8/17 (2)	6,000	5,960

FFCB Notes, 0.53%, 10/2/16 (3)	15,000	14,999
0.57%, 10/3/16 (3)	33,000	32,996
0.65%, 10/3/16 (3)	5,000	4,999
0.51%, 10/4/16 (3)	18,000	18,000
0.70%, 10/4/16 (3)	6,000	5,999
0.65%, 10/5/16 (3)	21,000	20,991
0.55%, 10/6/16 (3)	10,000	10,002
0.66%, 10/6/16 (3)	6,000	5,999
0.58%, 10/7/16 (3)	10,000	10,000
0.50%, 10/9/16 (3)	52,000	51,999
0.50%, 10/10/16 (3)	10,000	10,000
0.69%, 10/10/16 (3)	6,000	6,000
0.63%, 10/12/16 (3)	8,000	7,999
0.67%, 10/12/16 (3)	8,000	7,999
0.63%, 10/18/16 (3)	8,000	7,999
0.50%, 10/20/16 (3)	5,000	5,000
0.65%, 10/20/16 (3)	8,000	8,000
0.65%, 10/21/16 (3)	20,000	19,997
0.53%, 10/22/16 (3)	22,000	22,000
0.57%, 10/24/16 (3)	27,000	26,963
0.54%, 10/27/16 (3)	7,000	6,988
0.72%, 12/30/16 (4)	13,000	13,000
		746,510

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 63.9% (1) – continued

Federal Home Loan Bank – 38.2%

FHLB Bonds, 4.75%, 12/16/16	$8,000	$8,069
0.54%, 1/9/17	20,000	19,999
0.43%, 1/11/17	31,000	30,997
0.45%, 1/18/17	16,000	15,997
0.56%, 1/20/17	20,000	19,999
0.47%, 1/25/17	19,000	18,997
0.54%, 1/25/17	14,000	13,999
0.57%, 4/21/17	16,000	15,996
4.88%, 5/17/17	6,000	6,157
0.88%, 5/24/17	6,000	6,007

FHLB Discount Notes, 0.26%, 10/5/16 (2)	110,000	109,996
0.38%, 10/13/16 (2)	35,000	34,996
0.48%, 10/14/16 (2)	5,000	4,999
0.45%, 10/17/16 (2)	5,000	4,999
0.38%, 10/26/16 (2)	15,000	14,996
0.35%, 11/2/16 (2)	30,000	29,991
0.34%, 11/14/16 (2)	70,000	69,971
0.36%, 11/14/16 (2)	11,000	10,995
0.26%, 11/28/16 (2)	10,000	9,994
0.35%, 12/2/16 (2)	20,000	19,988
0.35%, 12/7/16 (2)	180,000	179,883
0.35%, 12/9/16 (2)	14,000	13,990
0.28%, 12/12/16 (2)	28,000	27,980
0.35%, 12/13/16 (2)	110,000	109,922
0.31%, 12/14/16 (2)	28,000	27,978
0.55%, 1/27/17 (2)	32,000	31,943
0.61%, 2/10/17 (2)	6,000	5,987
0.59%, 2/24/17 (2)	8,000	7,981
0.58%, 5/1/17 (2)	13,000	12,956

FHLB Notes, 0.52%, 10/2/16 (3)	10,000	10,000
0.56%, 10/7/16 (3)	5,000	5,000
0.53%, 10/21/16 (3)	19,000	19,000
0.53%, 10/25/16 (3)	30,000	29,999
0.61%, 10/26/16 (3)	3,000	3,000
0.51%, 10/27/16 (3)	24,000	24,000
0.51%, 10/28/16 (3)	11,000	11,000
0.65%, 11/7/16 (3)	33,000	32,998
0.67%, 11/10/16 (3)	49,000	48,997
0.68%, 11/13/16 (3)	20,000	19,999
0.67%, 11/17/16 (3)	50,000	49,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 63.9% (1) – continued

Federal Home Loan Bank – 38.2% – continued
0.81%, 11/22/16 (3)	$10,000	$10,000
0.67%, 11/25/16 (4)	17,000	17,000
0.67%, 11/26/16 (3)	40,000	40,000
0.66%, 12/7/16 (3)	5,000	5,000
0.67%, 12/23/16 (3)	15,000	15,000
0.74%, 12/26/16 (3)	6,000	6,000
		1,232,752

Tennessee Valley Authority – 2.6%

TVA Discount Notes, 0.26%, 10/4/16 (2)	14,000	14,000
0.25%, 10/25/16 (2)	72,000	71,988
		85,988
Total U.S. Government Agencies
(Cost $2,065,250)		2,065,250
U.S. GOVERNMENT OBLIGATIONS – 14.8%

U.S. Treasury Bills – 2.0%
0.35%, 12/15/16 (2)	39,000	38,971
0.37%, 12/15/16 (2)	19,000	18,985
0.46%, 3/2/17 (2)	7,000	6,981
		64,937

U.S. Treasury Floating Rate Notes – 2.3%
0.33%, 10/3/16 (3)	16,000	15,996
0.44%, 10/3/16 (3)	8,000	7,999
0.52%, 10/3/16 (3)	48,000	48,023
		72,018

U.S. Treasury Notes – 10.5%
1.00%, 10/31/16	30,000	30,010
0.63%, 11/15/16	20,000	20,000
4.63%, 11/15/16	95,000	95,450
0.50%, 11/30/16	42,000	41,995
0.75%, 1/15/17	38,000	38,009
0.50%, 1/31/17	33,000	32,994

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 14.8% – continued

U.S. Treasury Notes – 10.5% – continued
3.00%, 2/28/17	$16,000	$16,159
0.63%, 5/31/17	57,000	57,020
0.63%, 6/30/17	8,000	8,002
		339,639
Total U.S. Government Obligations
(Cost $476,594)		476,594

Investments, at Amortized Cost
($2,541,844)		2,541,844

REPURCHASE AGREEMENTS – 21.3%

Repurchase Agreements – 21.3% (5)

Bank of America N.A., dated 9/30/16, repurchase price $470,019 0.50%, 10/3/16	470,000	470,000

Citigroup Global Markets, Inc., dated 9/30/16, repurchase price $100,004 0.52%, 10/3/16	100,000	100,000

Citigroup Global Markets, Inc., dated 9/30/16, repurchase price $12,090 0.50%, 10/3/16	12,089	12,089

Mizuho Securities USA, Inc., dated 9/30/16, repurchase price $105,004 0.50%, 10/3/16	105,000	105,000
		687,089
Total Repurchase Agreements
(Cost $687,089)		687,089

Total Investments – 100.0%
(Cost $3,228,933) (6)		3,228,933

Other Assets less Liabilities – 0.0%		798
NET ASSETS – 100.0%		$3,229,731

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$35,658	2.15% – 4.50%	2/1/2043 – 3/1/2044
FNMA	$553,737	2.27% – 5.00%	8/1/2042 – 4/1/2045
GNMA	$2,855	1.00% – 3.00%	5/15/2043 – 12/20/2043
U.S. Treasury Bonds	$97,866	0.00% – 5.25%	8/15/2027 – 2/15/2038
U.S. Treasury Notes	$17,295	2.00%	2/15/2022
Total	$707,411

(6)	The cost for federal income tax purposes was approximately $3,228,933,000.

Percentages shown are based on Net Assets.

At September 30, 2016, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight	26.3%
2 – 15 Days	10.9
16 – 30 Days	10.3
31 – 60 Days	16.5
61 – 97 Days	17.2
98 – 180 Days	12.0
181 – 270 Days	4.3
271 – 366 Days	2.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Money Market Fund (1)	$–	$3,228,933	$–	$3,228,933

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	SEPTEMBER 30, 2016 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

TVA	Tennessee Valley Authority

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2016 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 45 funds as of September 30, 2016, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the California Municipal Money Market Fund, which is a non-diversified portfolio. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the California Municipal Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Fund and other Funds of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2016, as reflected in their accompanying Schedules of Investments.

The Funds may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, the netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2016, the Funds have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT

Money Market	Bank of America	$18,712	$(18,712)	$-

	Citigroup	100,000	(100,000)	-

	Total	$118,712	$(118,712)	$-

U.S. Government Money Market	Bank of America	$1,040,000	$(1,040,000)	$-

	Bank of Montreal	250,000	(250,000)	-

	BNP Paribas	2,095,000	(2,095,000)	-

	Citigroup	35,831	(35,831)	-

	Deutsche Bank	80,000	(80,000)	-

	Goldman Sachs	720,000	(720,000)	-

	HSBC Securities	400,000	(400,000)	-

	Mizuho	240,000	(240,000)	-

	Societe Generale	730,000	(730,000)	-

	Total	$5,590,831	$(5,590,831)	$-

U.S. Government Select Money Market	Bank of America	$470,000	$(470,000)	$-

	Citigroup	112,089	(112,089)	-

	Mizuho	105,000	(105,000)	-

	Total	$687,089	$(687,089)	$-

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Funds may receive dividend income, if any, from investment companies. Dividend income is recognized on the ex-dividend date. The California

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

Municipal Money Market Fund’s and Municipal Money Market Fund’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all the Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the net assets or the net asset value (“NAV”) of the Funds.

At March 31, 2016, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES

Money Market	$25	$(25)

Municipal Money Market	14	(14)

U.S. Government Money Market	13	(13)

U.S. Government Select Money Market	19	(19)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Fund’s ability to utilize capital loss carry-forwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The California Municipal Money Market Fund incurred capital losses of approximately $9,000 short-term, during the fiscal year ended March 31, 2016 that will be carried forward indefinitely under the provision of the Act. During the tax year ended March 31, 2016, the Money Market Fund utilized approximately $8,455,000 in capital loss carryforwards.

At March 31, 2016, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Money Market	$-	$1,604	$3

Municipal Money Market	170	201	622

U.S. Government Money Market	-	114	-

U.S. Government Select Money Market	-	175	-

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

California Municipal Money Market	$40	$-	$-

Money Market	-	2,420	5

Municipal Money Market	441	144	469

U.S. Government Money Market	-	261	-

U.S. Government Select Money Market	-	447	-

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

California Municipal Money Market	$43	$-	$-

Money Market	-	786	-

Municipal Money Market	654	150	383

U.S. Government Money Market	-	146	-

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

U.S. Government Select Money Market	$-	$351	$-

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2016, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2013 through March 31, 2015 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2016.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2016.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which was included in Other expenses on the Statements of Operations.

At a meeting held on November 16-17, 2016, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 21, 2016 and will expire on November 20, 2017, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2016.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2016, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEE	EXPENSE LIMITATIONS

California Municipal Money Market	0.33%	0.35%

Money Market	0.33%	0.35%

Municipal Money Market	0.33%	0.35%

U.S. Government Money Market	0.33%	0.35%

U.S. Government Select Money Market	0.33%	0.35%

The contractual reimbursement arrangements described above are expected to continue for the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund until at least July 31, 2017 and are expected to continue for the Money Market Fund and Municipal Money Market Fund until at least

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

October 14, 2017. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of a Fund from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2016, NTI voluntarily reimbursed fees for the California Municipal Money Market Fund, Money Market Fund and Municipal Money Market Fund. The amounts voluntarily reimbursed by NTI are included in Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations and the amounts outstanding at September 30, 2016 are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement or waiver is paid monthly to the Funds by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

For the six months ended September 30, 2016, the following Funds engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*

California Municipal Money Market	$229,345	$(357,480)

Money Market	207,975	(267,580)

Municipal Money Market	2,290,160	(3,420,670)

*	During the six months ended September 30, 2016, the realized gain (loss) associated with these transactions is zero.

On June 26, 2015, Northern Trust Corporation, the parent company of NTI, voluntarily made a cash contribution of approximately $8,190,000 to the Money Market Fund to offset legacy capital net losses realized by the Money Market Fund in certain securities. The contribution is shown on the Money Market Fund’s Statements of Changes in Net Assets and Financial Highlights as “Net increase from payment by affiliate”.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS

California Municipal Money Market	$730,563	$11	$(1,067,177)	$(336,603)

Money Market	10,781,217	1,418	(18,169,216)	(7,386,581)

Municipal Money Market	9,210,858	189	(14,700,062)	(5,489,015)

U.S. Government Money Market	17,122,904	698	(5,288,031)	11,835,571

U.S. Government Select Money Market	7,040,745	284	(7,699,259)	(658,230)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2016, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS

California Municipal Money Market	$1,780,383	$11	$(1,872,240)	$(91,846)

Money Market	27,672,691	529	(28,964,626)	(1,291,406)

Municipal Money Market	23,659,801	138	(24,273,238)	(613,299)

U.S. Government Money Market	7,286,627	130	(5,690,673)	1,596,084

U.S. Government Select Money Market	12,973,604	92	(12,445,433)	528,263

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. MONEY MARKET REFORM

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Funds. The new rules represent a substantial change for the industry, and they vary based on the type of fund and investor. The rules provide a distinction between retail and institutional money market funds. To be considered a retail fund, the fund must maintain policies and procedures reasonably designed to limit all beneficial owners of the fund to “natural persons.” The new requirements include:

•

Government funds are required to invest at least 99.5% of their total assets (previously 80%) in cash, U.S. government securities issued or guaranteed by the U.S. government or its agencies and instrumentalities and/or repurchase agreements “collateralized fully” by cash or U.S. government securities.

•

Floating NAV – Only institutional prime and institutional municipal/tax-exempt funds are required to sell and redeem shares at a floating NAV. Funds subject to this requirement round daily NAVs to the fourth decimal point (e.g., $1.0000), rather than the current practice whereby NAVs are fixed at $1.00 per share.

•

Liquidity fees and redemption gates – Under the new rules, all money market funds (except for government money market funds, for which liquidity fees and gates are optional) may impose fees or temporarily suspend redemptions if the fund’s level of weekly liquid assets falls below a certain threshold:

•

If a fund’s weekly liquid assets fall below 30%, the board would be allowed to impose a liquidity fee of up to 2% on all redemptions and/or suspend investor redemptions for up to 10 business days during any 90-day period.

•	If a fund’s weekly liquid assets fall below 10%, the board is required to impose a 1% liquidity fee unless the board determines to impose a different fee or no fee.

•	In addition, all money market funds are subject to new diversification and enhanced stress-testing requirements, along with enhanced disclosure and reporting requirements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.

As of September 30, 2016, the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund each qualify as a “government fund”.

Effective October 14, 2016, the Money Market Fund and Municipal Money Market Fund operate as a retail money market fund. As a “retail money market fund” under Rule 2a-7, each Fund (1) is permitted to continue to use the amortized cost method of valuation to seek to maintain a stable NAV of $1.00 share price, and (2) the Board is permitted to impose a “liquidity fee” on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90-day period.

For more information, please refer to the Funds’ prospectus.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure other than as described in Note 9 above and the items noted below.

The California Municipal Money Market Fund was liquidated and terminated on October 7, 2016.

Subsequent to the six month period ended September 30, 2016, shareholder redemptions from the Municipal Money Market Fund exceeded 75% of the Fund’s net assets as of September 30, 2016.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2016 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2016 through September 30, 2016.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/16 - 9/30/16” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.35%	$1,000.00	$1,001.70	$1.76
Hypothetical**	0.35%	$1,000.00	$1,023.31	$1.78

MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.35%	$1,000.00	$1,000.80	$1.76
Hypothetical**	0.35%	$1,000.00	$1,023.31	$1.78

U.S. GOVERNMENT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.35%	$1,000.00	$1,000.40	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

U.S. GOVERNMENT SELECT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.35%	$1,000.00	$1,000.40	$1.76
Hypothetical**	0.35%	$1,000.00	$1,023.31	$1.78

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2016 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust including the reviews of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge (doing business as “Lipper”), a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT (continued)

expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in prior years, including enhancements to cybersecurity controls. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s undertakings and preparations with respect to the Funds and their shareholders to address the amendments to Rule 2a-7 of the 1940 Act.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel and noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. The Trustees also took into account the low interest rate environment in which the Funds were operating and any contributions by Northern to the Funds to prevent negative yield. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. Among other performance data considered, the Trustees noted that the Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds’ performance was equal to their respective Lipper performance universe averages for the one-, three- and five-year periods ended January 31, 2016; that the California Municipal Money Market Fund slightly underperformed its Lipper performance universe average for the one- and five-year periods and its performance was equal to its Lipper performance universe average for the three-year period; and that the Municipal Money Market Fund outperformed its Lipper performance universe average for the one-year period, was equal to its Lipper performance universe average for the three-year period and was below its Lipper performance universe average for the five-year period.

The Trustees took into account management’s discussion of the Funds’ performance and considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees also noted the potential impact of the relative risk parameters of the different Funds. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. The Trustees also took into consideration the steps taken by Northern to manage the Funds to maintain stable net asset values during the recent market and economic environments, including in relation to the low interest rate environment. The Trustees also took into account the relatively small range of performance returns among the Funds and their respective peers. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; any voluntary expense reimbursements made by Northern to maintain a positive yield for the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. They noted that the voluntary fee waivers and expense reimbursements being made by Northern to the Funds could be terminated at any time. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that the Funds were sweeping uninvested cash into a Northern affiliated money market fund, and that Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the net management fees of the California Municipal Money Market and Municipal Money Market Funds were below their Lipper peer group median and that the net management fees of the Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds were above their Lipper peer group medians. They also considered that the total expense ratios after reimbursement of expenses and/or waivers for the Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds were slightly above their respective Lipper category objective medians and that the California Municipal Money Market and Municipal Money Market Funds’ total expense ratios after reimbursement of expenses and/or waivers were at or below their respective Lipper category objective medians. The Trustees took into account Northern’s discussion of the Funds’ expenses, including the explanation that Lipper used fiscal year end data and that Lipper peer funds experienced different interest rates levels during their fiscal years and thus different gross yields, which determined the actual expenses of those funds. The Trustees also noted that Northern had waived fees and/or reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements and/or fee waivers during the year and took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Fund did not have breakpoints. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also considered the voluntary fee waivers and expense reimbursements made by Northern to the Funds to prevent negative yield in the current low interest rate environment. The

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Trustees also noted that total expenses of each of the Funds after reimbursements/waivers was within the range of the objective median of its respective Lipper category.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M/MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

15	ACTIVE M EMERGING MARKETS EQUITY FUND (formerly known as the Multi-Manager Emerging Markets Equity Fund)
Ticker Symbol: NMMEX

22	ACTIVE M INTERNATIONAL EQUITY FUND (formerly known as the Multi-Manager International Equity Fund)
Ticker Symbol: NMIEX

30	ACTIVE M U.S. EQUITY FUND
Ticker Symbol: NMUSX

34	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Ticker Symbol: NMFIX

38	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Ticker Symbol: NMMGX

FIXED INCOME FUNDS

41	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Ticker Symbol: NMEDX

54	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Ticker Symbol: NMHYX

76	NOTES TO THE FINANCIAL STATEMENTS

91	FUND EXPENSES

93	APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS

104	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ACTIVE M EMERGING MARKETS EQUITY FUND(1)	ACTIVE M INTERNATIONAL EQUITY FUND(2)
ASSETS:
Investments, at value	$867,665	$1,215,259
Investments in affiliates, at value	18,508	34,862
Cash held at broker (restricted $31)	–	–
Foreign currencies held at broker, at value (restricted $4)	–	–
Foreign currencies, at value (cost $1,446, $2,264, $180, $375, $3,262 and $583, respectively)	1,453	2,264
Due from broker (Note 2)	–	–
Interest income receivable	–	–
Dividend income receivable	1,436	2,226
Receivable for foreign tax reclaimable	206	4,922
Receivable for securities sold	2,074	5,866
Receivable for variation margin on futures contracts	–	114
Receivable for fund shares sold	346	129
Receivable from investment adviser	21	27
Upfront premiums paid on credit default swap agreements	–	–
Unrealized appreciation on currency swap agreements	–	–
Unrealized appreciation on bilateral interest rate swap agreements	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–
Prepaid and other assets	2	10
Total Assets	891,711	1,265,679
LIABILITLIES:
Unrealized depreciation on credit default swap agreements	–	–
Unrealized depreciation on bilateral interest rate swap agreements	–	–
Unrealized depreciation on forward foreign currency exchange contracts	–	–
Payable for securities purchased	515	3,379
Payable for when-issued securities	–	–
Payable for variation margin on futures contracts	–	2
Payable for fund shares redeemed	888	1,803
Due to broker (Note 2)	–	188
Payable to affiliates:
Management fees	158	169
Custody fees	17	22
Shareholder servicing fees	35	17
Transfer agent fees	2	3
Trustee fees	2	2
Accrued other liabilities	121	34
Total Liabilities	1,738	5,619
Net Assets	$889,973	$1,260,060
ANALYSIS OF NET ASSETS:
Capital stock	$887,989	$1,307,758
Accumulated undistributed net investment income (loss)	5,239	27,349
Accumulated undistributed net realized gain (loss)	(131,504)	(141,536)
Net unrealized appreciation	128,249	66,489
Net Assets	$889,973	$1,260,060
Shares Outstanding ($.0001 par value, unlimited authorization)	52,456	129,997
Net Asset Value, Redemption and Offering Price Per Share	$16.97	$9.69
Investments, at cost	$739,403	$1,148,928
Investments in affiliates, at cost	18,508	34,862

(1)	Formerly known as the Multi-Manager Emerging Markets Equity Fund.
(2)	Formerly known as the Multi-Manager International Equity Fund.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2016 (UNAUDITED)

ACTIVE M U.S. EQUITY FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$347,264	$1,184,447	$261,183	$79,851	$293,591
20,583	47,550	12,637	3,965	13,957
–	–	–	176	–
–	–	–	4	–
–	180	378	3,060	595
–	192	–	–	–
–	–	13	1,181	4,623
511	1,193	1,088	1	2
–	1,995	500	33	–
–	2,193	4,351	1,052	10,474
12	120	–	–	–
6	1,047	324	625	208
6	7	8	3	8
–	–	–	98	–
–	–	–	5	–
–	–	–	52	–
–	–	–	143	–
19	13	3	3	6
368,401	1,238,937	280,485	90,252	323,464

–	–	–	13	–
–	–	–	7	–
–	–	–	179	–
2,117	14,054	4,356	887	2,774
–	–	–	140	4,309
8	4	–	2	–
96	351	278	750	868
–	–	–	–	–

38	178	41	13	43
1	21	7	4	7
–	–	8	–	1
1	3	1	–	1
1	3	2	1	2
18	36	31	32	27
2,280	14,650	4,724	2,028	8,032
$366,121	$1,224,287	$275,761	$88,224	$315,432

$360,180	$1,167,686	$243,103	$94,135	$351,178
87	27,403	6,125	(387)	1,303
(765)	(81,519)	7,193	(7,328)	(38,782)
6,619	110,717	19,340	1,804	1,733
$366,121	$1,224,287	$275,761	$88,224	$315,432
34,737	98,466	22,022	9,232	32,232
$10.54	$12.43	$12.52	$9.56	$9.79
$340,645	$1,073,717	$241,806	$78,066	$291,871
20,583	47,550	12,637	3,965	13,957

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ACTIVE M EMERGING MARKETS EQUITY FUND(1)	ACTIVE M INTERNATIONAL EQUITY FUND(2)	ACTIVE M U.S. EQUITY FUND(3)
INVESTMENT INCOME:
Dividend income	$12,601 (4)	$19,865 (4)	$1,718
Dividend income from investments in affiliates	30	53	18
Interest income	–	7	–
Total Investment Income	12,631	19,925	1,736
EXPENSES:
Management fees	4,764	6,397	588
Custody fees	386	620	38
Transfer agent fees	61	100	14
Registration fees	20	19	12
Printing fees	15	21	10
Professional fees	19	19	16
Shareholder servicing fees	99	62	–
Trustee fees	6	7	5
Other	33	17	6
Total Expenses	5,403	7,262	689
Less expenses reimbursed by investment adviser	(503)	(584)	(76)
Net Expenses	4,900	6,678	613
Net Investment Income	7,731	13,247	1,123
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(24,773)	17,079	(1,070)
Credit default swap agreements	–	–	–
Currency swap agreements	–	–	–
Interest rate swap agreements	–	–	–
Futures contracts	–	2,215	305
Foreign currency transactions	(651)	(229)	–
Net change in unrealized appreciation (depreciation) on:
Investments	96,587	13,985	6,619
Credit default swap agreements	–	–	–
Currency swap agreements	–	–	–
Interest rate swap agreements	–	–	–
Futures contracts	–	53	–
Foreign currency translations	243	17	–
Net Gains	71,406	33,120	5,854
Net Increase in Net Assets Resulting from Operations	$79,137	$46,367	$6,977

(1)	Formerly known as the Multi-Manager Emerging Markets Equity Fund.
(2)	Formerly known as the Multi-Manager International Equity Fund.
(3)	Commenced investment operations on May 5, 2016.
(4)	Net of $1,564, $2,122, $1,946, $151 and $51, respectively, in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$23,459 (4)	$4,978 (4)	$–	$31
39	13	5	19
2	36	2,606 (4)	12,887
23,500	5,027	2,611	12,937

5,345	1,435	320	1,433
555	152	51	171
90	22	6	26
19	19	18	22
15	12	12	12
19	19	19	19
12	23	–	10
7	6	6	6
10	7	7	7
6,072	1,695	439	1,706
(97)	(204)	(82)	(209)
5,975	1,491	357	1,497
17,525	3,536	2,254	11,440

16,433	19,077	1,520	(7,558)
–	–	(97)	–
–	–	24	–
–	–	43	–
1,499	–	83	–
(45)	(3)	(509)	(27)

44,637	(5,211)	2,274	33,194
–	–	1	–
–	–	(6)	–
–	–	33	–
(399)	–	6	–
24	(17)	10	24
62,149	13,846	3,382	25,633
$79,674	$17,382	$5,636	$37,073

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ACTIVE M EMERGING MARKETS EQUITY FUND(1)		ACTIVE M INTERNATIONAL EQUITY FUND(2)		ACTIVE M U.S. EQUITY FUND
Amounts in thousands	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016(3)
OPERATIONS:
Net investment income	$7,731	$12,737	$13,247	$20,781	$1,123
Net realized gains (losses) (Note 6)	(25,424)	(58,450)	19,065	106	(765)
Net change in unrealized appreciation (depreciation)	96,830	(108,459)	14,055	(192,897)	6,619
Net Increase (Decrease) in Net Assets Resulting from Operations	79,137	(154,172)	46,367	(172,010)	6,977
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	133,770	(450,601)	(234,884)	(283,176)	360,180
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	133,770	(450,601)	(234,884)	(283,176)	360,180
DISTRIBUTIONS PAID:
From net investment income	–	(13,586)	–	(12,000)	(1,036)
From net realized gains	–	(17,875)	–	–	–
Return of capital	–	–	–	–	–
Total Distributions Paid	–	(31,461)	–	(12,000)	(1,036)
Total Increase (Decrease) in Net Assets	212,907	(636,234)	(188,517)	(467,186)	366,121
NET ASSETS:
Beginning of period	677,066	1,313,300	1,448,577	1,915,763	–
End of period	$889,973	$677,066	$1,260,060	$1,448,577	$366,121
Accumulated Undistributed Net Investment Income (Loss)	$5,239	$(2,492)	$27,349	$14,102	$87

(1)	Formerly known as the Multi-Manager Emerging Markets Equity Fund.
(2)	Formerly known as the Multi-Manager International Equity Fund.
(3)	Commenced investment operations on May 5, 2016.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2016

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND		MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016	SEP 30, 2016	MAR 31, 2016

$17,525	$31,647	$3,536	$8,041	$2,254	$4,294	$11,440	$24,895
17,887	(90,719)	19,074	39,700	1,064	(11,491)	(7,585)	(29,477)
44,262	28,046	(5,228)	(70,974)	2,318	3,022	33,218	(21,140)
79,674	(31,026)	17,382	(23,233)	5,636	(4,175)	37,073	(25,722)

(20,087)	(169,113)	(66,384)	(300,930)	16,686	(35,779)	(116,008)	(75,583)
(20,087)	(169,113)	(66,384)	(300,930)	16,686	(35,779)	(116,008)	(75,583)

(13,480)	(25,524)	(2,179)	(15,182)	(397)	–	(8,041)	(26,067)
–	–	–	(101,165)	–	–	–	(2,478)
–	–	–	–	–	(635)	–	–
(13,480)	(25,524)	(2,179)	(116,347)	(397)	(635)	(8,041)	(28,545)
46,107	(225,663)	(51,181)	(440,510)	21,925	(40,589)	(86,976)	(129,850)

1,178,180	1,403,843	326,942	767,452	66,299	106,888	402,408	532,258
$1,224,287	$1,178,180	$275,761	$326,942	$88,224	$66,299	$315,432	$402,408
$27,403	$23,358	$6,125	$4,768	$(387)	$(2,244)	$1,303	$(2,096)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

ACTIVE M EMERGING MARKETS EQUITY FUND(1)
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$15.36		$18.25	$18.98	$18.92	$18.67		$23.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.25	0.24	0.18	0.15		0.22
Net realized and unrealized gains (losses)	1.45		(2.49)	(0.78)	0.09	0.33		(2.07)
Total from Investment Operations	1.61		(2.24)	(0.54)	0.27	0.48		(1.85)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–		(0.28)	(0.19)	(0.21)	(0.23)		(0.21)
From net realized gains	–		(0.37)	–	–	–		(2.40)
Total Distributions Paid	–		(0.65)	(0.19)	(0.21)	(0.23)		(2.61)
Net Asset Value, End of Period	$16.97		$15.36	$18.25	$18.98	$18.92		$18.67
Total Return(3)	10.48%		(12.11)%	(2.80)%	1.45%	2.56%		(5.86)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$889,973		$677,066	$1,313,300	$2,006,652	$2,264,394		$1,818,621
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	1.20	%(6)	1.35%	1.35%	1.33%	1.35	%(7)	1.44%
Expenses, before reimbursements and credits	1.32	%(6)	1.45%	1.45%	1.53%	1.53%		1.52%
Net investment income, net of reimbursements and credits(5)	1.88	%(6)	1.32%	1.25%	1.00%	0.87	%(7)	1.01%
Net investment income, before reimbursements and credits	1.76	%(6)	1.22%	1.15%	0.80%	0.69%		0.93%
Portfolio Turnover Rate	36.95%		37.58%	36.18%	54.90%	35.44%		46.58%

(1)	Formerly known as the Multi-Manager Emerging Markets Equity Fund.
(2)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $25,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2016, and approximately $16,000, $9,000, $44,000, $81,000 and $48,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2016, 2015, 2014, 2013, and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(6)	Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund (see Note 5) and agreed to increase the expense reimbursements it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 1.10%. Prior to June 15, 2016, the expense limitation had been 1.35%.
(7)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.35%. Prior to January 1, 2013, the expense limitation had been 1.40%.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M INTERNATIONAL EQUITY FUND(1)
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013	FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$9.35		$10.44	$10.92	$9.88		$9.25	$10.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.13	0.20	0.12		0.16	0.16
Net realized and unrealized gains (losses)	0.23		(1.15)	(0.45)	1.04		0.65	(0.92)
Total from Investment Operations	0.34		(1.02)	(0.25)	1.16		0.81	(0.76)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–		(0.07)	(0.23)	(0.12)		(0.18)	(0.16)
Total Distributions Paid	–		(0.07)	(0.23)	(0.12)		(0.18)	(0.16)
Net Asset Value, End of Period	$9.69		$9.35	$10.44	$10.92		$9.88	$9.25
Total Return(3)	3.64%		(9.77)%	(2.27)%	11.70%		8.92%	(7.24)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,260,060		$1,448,577	$1,915,763	$2,853,538		$2,205,344	$2,242,204
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	1.00	%(6)	1.20%	1.21%	1.29	%(7)	1.31%	1.37%
Expenses, before reimbursements and credits	1.08	%(6)	1.26%	1.30%	1.41%		1.43%	1.40%
Net investment income, net of reimbursements and credits(5)	1.97	%(6)	1.22%	1.45%	1.31	%(7)	1.59%	1.44%
Net investment income, before reimbursements and credits	1.89	%(6)	1.16%	1.36%	1.19%		1.47%	1.41%
Portfolio Turnover Rate	82.78%		92.79%	35.87%	39.36%		53.03%	70.80%

(1)	Formerly known as the Multi-Manager International Equity Fund.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $49,000, $57,000, $19,000, $66,000, $114,000, and $92,000 , which represent 0.01, less than 0.005, less than 0.005, less than 0.005, 0.01 and less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(6)	Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund (see Note 5) and agreed to increase the expense reimbursements it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.84%. Prior to June 15, 2016, the expense limitation had been 1.20%.
(7)	Effective January 1, 2014, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.20%. Prior to January 1, 2014, the expense limitation had been 1.35%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

ACTIVE M U.S. EQUITY FUND
Selected per share data	PERIOD ENDED SEP 30, 2016 (UNAUDITED)(1)
Net Asset Value, Beginning of Period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gains (losses)	0.54
Total from Investment Operations	0.57
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)
Total Distributions Paid	(0.03)
Net Asset Value, End of Period	$10.54
Total Return(2)	5.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$366,121
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.67%
Expenses, before reimbursements and credits	0.75%
Net investment income, net of reimbursements and credits(4)	1.21%
Net investment income, before reimbursements and credits	1.13%
Portfolio Turnover Rate	6.22%

(1)	Commenced investment operations on May 5, 2016.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, which represent 0.02 percent of average net assets for the period from May 5, 2016 (commencement of operations) to September 30, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	PERIOD ENDED MAR 31, 2013(1)
Net Asset Value, Beginning of Period	$11.76	$12.22	$12.81	$10.86	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.31	0.26	0.23	0.11
Net realized and unrealized gains (losses)	0.63	(0.53)	(0.17)	2.12	0.85
Total from Investment Operations	0.81	(0.22)	0.09	2.35	0.96
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.14)	(0.24)	(0.23)	(0.21)	(0.10)
From net realized gains	–	–	(0.45)	(0.19)	–
Total Distributions Paid	(0.14)	(0.24)	(0.68)	(0.40)	(0.10)
Net Asset Value, End of Period	$12.43	$11.76	$12.22	$12.81	$10.86
Total Return(3)	6.88%	(1.80)%	0.64%	22.15%	9.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,224,287	$1,178,180	$1,403,843	$1,129,178	$315,734
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	1.00%	1.00%	1.00%	1.00%	0.99%
Expenses, before reimbursements and credits	1.02%	1.02%	1.04%	1.18%	1.27%
Net investment income, net of reimbursements and credits(5)	2.93%	2.51%	2.05%	2.10%	1.99	%(6)
Net investment income, before reimbursements and credits	2.91%	2.49%	2.01%	1.92%	1.71	%(6)
Portfolio Turnover Rate	30.48%	56.92%	58.31%	52.90%	50.68%

(1)	Commenced investment operations on September 18, 2012.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $34,000, $33,000, $10,000, $15,000 and $10,000, which represent 0.01, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2016, the fiscal years ended March 31, 2016, 2015 and 2014 and the period from September 18, 2012 (commencement of operations) to March 31, 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(6)	As the Fund commenced investment operations on September 18, 2012, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$11.91		$16.66	$16.81	$19.02	$17.29		$18.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.30	0.27	0.23	0.23		0.21
Net realized and unrealized gains (losses)	0.50		(0.71)	1.77	(0.17)	2.73		0.09
Total from Investment Operations	0.70		(0.41)	2.04	0.06	2.96		0.30
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.09)		(0.44)	(0.29)	(0.44)	(0.39)		(0.26)
From net realized gains	–		(3.90)	(1.90)	(1.83)	(0.84)		(0.95)
Total Distributions Paid	(0.09)		(4.34)	(2.19)	(2.27)	(1.23)		(1.21)
Net Asset Value, End of Period	$12.52		$11.91	$16.66	$16.81	$19.02		$17.29
Total Return(2)	5.90%		(1.46)%	12.76%	0.96%	17.62%		2.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$275,761		$326,942	$767,452	$897,084	$1,142,873		$764,154
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.00	%(5)	1.11%	1.10%	1.10%	1.16	%(6)	1.27%
Expenses, before reimbursements and credits	1.13	%(5)	1.20%	1.26%	1.48%	1.46%		1.47%
Net investment income, net of reimbursements and credits(4)	2.35	%(5)	1.44%	1.67%	1.47%	1.24	%(6)	1.20%
Net investment income, before reimbursements and credits	2.22	%(5)	1.35%	1.51%	1.09%	0.94%		1.00%
Portfolio Turnover Rate	76.92%		94.24%	117.05%	48.54%	63.98%		64.16%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2016, and approximately $14,000, $6,000, $22,000, $49,000 and $22,000 , which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund (see Note 5) and agreed to increase the expense reimbursements it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.91%. Prior to June 15, 2016, the expense limitation had been 1.10%.
(6)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.10%. Prior to January 1, 2013, the expense limitation had been 1.20%.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	PERIOD ENDED MAR 31, 2014(1)
Net Asset Value, Beginning of Period	$8.89	$9.15		$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.35		0.46	0.12
Net realized and unrealized gains (losses) (Note 6)	0.41	(0.55	)(2)	(1.00)	0.13
Total from Investment Operations	0.71	(0.20)		(0.54)	0.25
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.04)	–		(0.34)	(0.08)
From net realized gains	–	–		(0.14)	–
Return of capital	–	(0.06)		–	–
Total Distributions Paid	(0.04)	(0.06)		(0.48)	(0.08)
Net Asset Value, End of Period	$9.56	$8.89		$9.15	$10.17
Total Return(4)	8.02%	(2.25)%		(5.52)%	2.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$88,224	$66,299		$106,888	$102,174
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.95%	0.95%		0.94%	0.92%
Expenses, before reimbursements and credits	1.17%	1.11%		1.11%	1.42%
Net investment income, net of reimbursements and credits(6)	5.98%	5.00%		4.62%	4.43	%(7)
Net investment income, before reimbursements and credits	5.76%	4.84%		4.45%	3.93	%(7)
Portfolio Turnover Rate	80.39%	203.48%		273.46%	38.02%

(1)	Commenced investment operations on December 3, 2013.
(2)	The Fund received reimbursements from NTI of approximately $52,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $5,000, $2,000 and $3,000, which represent 0.01, less than 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2016, fiscal years ended March 31, 2016 and 2015, and the period from December 3, 2013 (commencement of operations) to March 31, 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(7)	As the Fund commenced investment operations on December 3, 2013, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013		FISCAL YEAR ENDED MAR 31, 2012
Net Asset Value, Beginning of Period	$9.01		$10.12	$10.72	$11.00	$10.44		$10.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32		0.51	0.53	0.56	0.65		0.68
Net realized and unrealized gains (losses)	0.69		(1.03)	(0.41)	0.10	0.65		(0.29)
Total from Investment Operations	1.01		(0.52)	0.12	0.66	1.30		0.39
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.23)		(0.54)	(0.54)	(0.58)	(0.65)		(0.71)
From net realized gains	–		(0.05)	(0.18)	(0.36)	(0.09)		(0.22)
Total Distributions Paid	(0.23)		(0.59)	(0.72)	(0.94)	(0.74)		(0.93)
Net Asset Value, End of Period	$9.79		$9.01	$10.12	$10.72	$11.00		$10.44
Total Return(2)	11.20%		(5.19)%	1.15%	6.31%	12.90%		4.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$315,432		$402,408	$532,258	$728,450	$769,068		$645,730
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.88	%(5)	0.90%	0.90%	0.90%	0.97	%(6)	1.07%
Expenses, before reimbursements and credits	1.00	%(5)	0.99%	1.04%	1.19%	1.18%		1.17%
Net investment income, net of reimbursements and credits(4)	6.68	%(5)	5.51%	4.99%	5.21%	6.09	%(6)	6.53%
Net investment income, before reimbursements and credits	6.56	%(5)	5.42%	4.85%	4.92%	5.88%		6.43%
Portfolio Turnover Rate	45.54%		73.41%	53.92%	68.10%	96.04%		80.61%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $16,000, $29,000, $6,000, $28,000, $59,000, and $27,000, which represent 0.01, less than 0.01, less than 0.005, less than 0.005, 0.01 and less than 0.005 percent of average net assets for the six months ended September 30, 2016 and the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund (see Note 5) and agreed to increase the expense reimbursements it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.85%. Prior to June 15, 2016, the expense limitation had been 0.90%.
(6)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 0.90%. Prior to January 1, 2013, the expense limitation had been 1.00%.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND †	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.7% (1)

Brazil – 5.6%

Ambev S.A. ADR	144,713	$881

Banco Bradesco S.A. *	16,500	144

Banco do Brasil S.A. *	59,409	419

Banco Santander Brasil S.A. ADR	118,782	796

BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros *	55,500	288

BRF S.A. ADR	5,492	94

BTG Pactual Group *	54,600	237

CCR S.A.	689,300	3,624

CETIP S.A. – Mercados Organizados	9,700	128

Cosan S.A. Industria e Comercio	295,100	3,414

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	52,200	164

EDP – Energias do Brasil S.A.	56,800	251

Fibria Celulose S.A.	989,700	7,003

Hypermarcas S.A.	290,000	2,508

Lojas Renner S.A.	540,300	4,082

Mahle-Metal Leve S.A.	47,868	342

MRV Engenharia e Participacoes S.A.	180,800	663

Multiplus S.A.	41,200	561

Natura Cosmeticos S.A.	943,621	9,128

Petroleo Brasileiro S.A. ADR *	1,382,017	12,894

Qualicorp S.A.	64,800	381

Sao Martinho S.A.	36,237	648

Smiles S.A.	36,900	617

Vale S.A. ADR	29,491	162
		49,429

Chile – 0.2%

Cencosud S.A.	132,130	397

Enersis Americas S.A. ADR	112,560	922
		1,319

China – 14.8%

Agile Group Holdings Ltd.	514,000	293

Agricultural Bank of China Ltd., Class H	2,667,076	1,151

Air China Ltd., Class H	1,202,000	809

Alibaba Group Holding Ltd. ADR *	154,178	16,310

Baidu, Inc. ADR *	27,846	5,070

Bank of China Ltd., Class H	9,585,106	4,420

Bank of Communications Co. Ltd., Class H	372,000	286

Beijing Capital International Airport Co. Ltd., Class H	854,000	974

China Construction Bank Corp., Class H	17,433,569	13,012

China Galaxy Securities Co. Ltd., Class H	300,000	274

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.7% (1) – continued

China – 14.8% – continued

China Life Insurance Co. Ltd., Class H	169,000	$441

China Longyuan Power Group Corp. Ltd., Class H	539,000	441

China Petroleum & Chemical Corp., Class H	6,544,271	4,814

China Railway Construction Corp. Ltd., Class H	734,000	838

China Telecom Corp. Ltd., Class H	622,000	317

Chongqing Rural Commercial Bank Co. Ltd., Class H	789,446	488

CIFI Holdings Group Co. Ltd.	1,230,000	388

CNOOC Ltd.	470,342	593

Ctrip.com International Ltd. ADR *	61,806	2,878

Datang International Power Generation Co. Ltd., Class H	946,135	254

Geely Automobile Holdings Ltd.	1,770,000	1,593

Guangzhou Automobile Group Co. Ltd., Class H	10,939,421	14,158

Guangzhou R&F Properties Co. Ltd., Class H	612,509	968

Hengan International Group Co. Ltd.	227,000	1,890

Huaneng Power International, Inc., Class H	598,000	377

Industrial & Commercial Bank of China Ltd., Class H	4,232,141	2,670

JD.com, Inc. ADR *	15,336	400

Jiangsu Expressway Co. Ltd., Class H	750,000	1,041

Kaisa Group Holdings Ltd.	279,000	4

KWG Property Holding Ltd.	654,000	432

Longfor Properties Co. Ltd.	643,000	992

NetEase, Inc. ADR	2,547	613

People’s Insurance Co. Group of China (The) Ltd., Class H	2,339,000	955

PetroChina Co. Ltd., Class H	386,000	257

PICC Property & Casualty Co. Ltd., Class H	708,000	1,184

Ping An Insurance Group Co. of China Ltd., Class H	1,390,500	7,278

Sinopec Engineering Group Co. Ltd., Class H	272,000	234

Sinopec Shanghai Petrochemical Co. Ltd., Class H	500,000	255

Sinopharm Group Co. Ltd., Class H	957,600	4,644

Sunny Optical Technology Group Co. Ltd.	404,000	2,011

Tencent Holdings Ltd.	885,600	24,538

Tianhe Chemicals Group Ltd. *(2)(3)	17,672,000	2,666

Tianneng Power International Ltd.	882,000	756

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND † continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.7% (1) – continued

China – 14.8% – continued

TravelSky Technology Ltd., Class H	472,617	$1,128

Want Want China Holdings Ltd.	7,940,000	4,942

Zhuzhou CRRC Times Electric Co. Ltd.	339,500	1,771
		131,808

Colombia – 0.0%

Almacenes Exito S.A.	32,452	165

Czech Republic – 0.8%

Komercni banka A.S.	197,680	6,853

Egypt – 1.8%

Commercial International Bank Egypt S.A.E.	2,751,930	14,906

Commercial International Bank Egypt S.A.E. GDR (Registered)	268,849	1,061
		15,967

Germany – 1.0%

Tenaris S.A. ADR	328,272	9,323

Hong Kong – 5.4%

AIA Group Ltd.	804,400	5,389

Beijing Enterprises Holdings Ltd.	491,000	2,501

China High Speed Transmission Equipment Group Co. Ltd.	677,000	687

China Lumena New Materials Corp. *(4)	5,884,000	–

China Mobile Ltd.	2,505,485	30,762

China Overseas Land & Investment Ltd.	1,509,000	5,170

China Power International Development Ltd.	755,000	293

Sands China Ltd.	560,000	2,453

Skyworth Digital Holdings Ltd.	1,024,000	741
		47,996

Hungary – 0.2%

Magyar Telekom Telecommunications PLC	90,358	148

MOL Hungarian Oil & Gas PLC	7,767	482

Richter Gedeon Nyrt.	42,645	867
		1,497

India – 7.1%

Axis Bank Ltd.	27,690	226

Bharat Petroleum Corp. Ltd.	147,129	1,357

Bharti Infratel Ltd.	491,846	2,706

Grasim Industries Ltd.	6,119	445

HDFC Bank Ltd.	243,929	4,677

Hindustan Petroleum Corp. Ltd.	142,443	910

Hindustan Zinc Ltd.	137,414	483

Housing Development Finance Corp. Ltd.	44,704	939

ICICI Bank Ltd.	661,736	2,521

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.7% (1) – continued

India – 7.1% – continued

ICICI Bank Ltd. ADR	311,600	$2,328

IFCI Ltd.	1,715,777	680

Indian Oil Corp. Ltd.	95,612	837

Infosys Ltd. ADR	54,323	857

ITC Ltd.	532,007	1,933

Maruti Suzuki India Ltd.	1,120	92

NHPC Ltd.	771,278	290

Power Finance Corp. Ltd.	543,784	987

Reliance Industries Ltd.	43,032	702

Rural Electrification Corp. Ltd.	401,552	728

Sun Pharmaceutical Industries Ltd.	11,682	131

Sun TV Network Ltd.	24,903	189

Tata Consultancy Services Ltd.	481,344	17,623

Tata Motors Ltd. ADR	8,858	354

UltraTech Cement Ltd.	66,263	3,844

UPL Ltd.	395,462	4,019

Vedanta Ltd.	515,666	1,337

Wipro Ltd.	928,460	6,689

Zee Entertainment Enterprises Ltd.	620,377	5,104
		62,988

Indonesia – 1.9%

Adaro Energy Tbk PT	5,038,500	469

Astra International Tbk PT	253,700	161

Bank Central Asia Tbk PT	212,600	257

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	2,606,400	321

Bank Rakyat Indonesia Persero Tbk PT	5,122,400	4,806

Gudang Garam Tbk PT	31,900	152

Indofood CBP Sukses Makmur Tbk PT	356,900	260

Indofood Sukses Makmur Tbk PT	3,706,100	2,490

Matahari Department Store Tbk PT	2,149,900	3,052

Tambang Batubara Bukit Asam Persero Tbk PT	414,400	307

Telekomunikasi Indonesia Persero Tbk PT	13,958,815	4,624

United Tractors Tbk PT	196,093	266
		17,165

Malaysia – 0.8%

AirAsia Bhd.	1,630,000	1,101

Berjaya Sports Toto Bhd.	99,098	79

British American Tobacco Malaysia Bhd.	19,198	228

IOI Corp. Bhd.	250,500	270

MISC Bhd.	112,900	206

Petronas Chemicals Group Bhd.	202,600	326

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.7% (1) – continued

Malaysia – 0.8% – continued

Public Bank Bhd.	148,000	$710

Sunway Bhd	222,798	167

Tenaga Nasional Bhd. *	1,114,200	3,857

Top Glove Corp. Bhd	150,300	186

Westports Holdings Bhd.	195,200	207
		7,337

Mexico – 4.9%

Alfa S.A.B. de C.V., Series A	7,214,923	11,237

Alsea S.A.B. de C.V.	349,300	1,182

America Movil S.A.B. de C.V., Series L	744,791	425

America Movil S.A.B. de C.V., Series L ADR	864,758	9,893

Cemex S.A.B. de C.V. ADR (Participation Certificate) *	550,927	4,374

Coca-Cola Femsa S.A.B. de C.V. ADR	12,764	957

El Puerto de Liverpool S.A.B. de C.V., Series C1	23,485	246

Fomento Economico Mexicano S.A.B. de C.V. ADR	50,377	4,637

Grupo Bimbo S.A.B. de C.V., Series A	1,811,300	4,792

Grupo Financiero Banorte S.A.B. de C.V., Series O	859,400	4,512

Grupo Televisa S.A.B. ADR	7,952	204

Industrias Bachoco S.A.B. de C.V. ADR	3,657	184

Kimberly-Clark de Mexico S.A.B. de C.V., Series A	108,500	246

Megacable Holdings S.A.B. de C.V.	69,839	268

Nemak SAB de CV (2)	244,900	270

Telesites SAB de CV	604,549	341

Wal-Mart de Mexico S.A.B. de C.V.	78,700	172
		43,940

Netherlands – 0.0%

Steinhoff International Holdings N.V.	73,464	422

Peru – 0.6%

Credicorp Ltd.	36,926	5,621

Philippines – 1.0%

Aboitiz Equity Ventures, Inc.	291,850	456

Cebu Air Inc.	128,300	299

Globe Telecom, Inc.	4,820	203

GT Capital Holdings, Inc.	5,910	175

Metro Pacific Investments Corp.	1,662,200	244

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.7% (1) – continued

Philippines – 1.0% – continued

Metropolitan Bank & Trust Co.	2,479,280	$4,365

SM Investments Corp.	238,961	3,332

Vista Land & Lifescapes, Inc.	1,503,700	168
		9,242

Poland – 0.5%

Asseco Poland S.A.	20,768	303

Energa S.A.	135,432	266

KGHM Polska Miedz S.A. *	14,041	274

PGE Polska Grupa Energetyczna S.A.	197,117	525

Powszechna Kasa Oszczednosci Bank Polski S.A.	413,982	2,839

Tauron Polska Energia S.A.	322,397	220
		4,427

Qatar – 0.1%

Barwa Real Estate Co.	75,620	703

Ooredoo QSC	11,449	302

United Development Co. QSC	46,699	261
		1,266

Russia – 3.5%

Gazprom PJSC ADR	447,898	1,887

Lukoil PJSC ADR	138,956	6,755

Magnit PJSC	21,943	3,632

Magnit PJSC GDR (Registered)	3,590	150

Mail.Ru Group Ltd. GDR (Registered)	41,877	734

Mobile TeleSystems PJSC ADR	40,141	306

Novatek OJSC GDR (Registered)	29,713	3,271

Novolipetsk Steel PJSC	47,959	623

Ros Agro PLC	26,329	350

Sberbank of Russia PJSC	1,183,400	2,737

Sberbank of Russia PJSC ADR	447,284	4,187

Severstal PJSC GDR (Registered)	88,956	1,073

Sistema PJSC FC GDR (Registered)	72,259	536

Surgutneftegas OJSC ADR	66,557	320

Tatneft PJSC ADR	7,471	230

Yandex N.V., Class A	185,900	3,913
		30,704

South Africa – 6.1%

AngloGold Ashanti Ltd.	257,003	4,124

AVI Ltd.	75,791	519

Barloworld Ltd.	1,016,369	6,184

Bidvest Group (The) Ltd.	28,650	338

DataTec Ltd.	47,513	168

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND † continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.7% (1) – continued

South Africa – 6.1% – continued

FirstRand Ltd.	1,197,885	$4,154

Foschini Group (The) Ltd.	130,426	1,330

Investec Ltd.	154,289	951

JSE Ltd.	22,389	261

Kumba Iron Ore Ltd. *	65,906	595

Liberty Holdings Ltd.	99,938	850

Massmart Holdings Ltd.	58,008	502

Mondi Ltd.	13,019	274

MTN Group Ltd.	137,335	1,178

Murray & Roberts Holdings Ltd.	266,836	217

Naspers Ltd., Class N	71,628	12,414

RMB Holdings Ltd.	64,715	278

Sappi Ltd.	114,405	593

Sasol Ltd.	13,985	383

Standard Bank Group Ltd.	733,102	7,532

Telkom S.A. SOC Ltd.	106,722	471

Truworths International Ltd.	1,992,629	10,319

Wilson Bayly Holmes-Ovcon Ltd.	29,065	326
		53,961

South Korea – 14.3%

Amorepacific Corp.	10,229	3,618

BGF retail Co. Ltd.	13,110	2,309

Coway Co. Ltd.	4,250	368

DGB Financial Group, Inc.	78,563	645

Hana Financial Group, Inc.	49,191	1,251

Hankook Tire Co. Ltd.	29,388	1,589

Hite Jinro Co. Ltd.	33,172	680

Hyosung Corp.	6,036	714

Hyundai Development Co. – Engineering & Construction	29,111	1,360

Hyundai Marine & Fire Insurance Co. Ltd.	8,369	276

Hyundai Mobis Co. Ltd.	15,791	3,953

Hyundai Motor Co.	118,282	14,605

KB Financial Group, Inc.	6,100	210

Korea Aerospace Industries Ltd.	51,640	3,584

Korea Electric Power Corp.	27,494	1,346

KT&G Corp.	15,290	1,741

LG Chem Ltd.	20,143	4,418

LG Display Co. Ltd.	9,802	250

Lotte Chemical Corp.	3,218	875

LS Corp.	11,652	616

NAVER Corp.	6,427	5,159

Poongsan Corp.	22,264	687

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.7% (1) – continued

South Korea – 14.3% – continued

POSCO	7,403	$1,525

Posco Daewoo Corp.	33,170	744

Samsung Electronics Co. Ltd.	37,545	54,720

Shinhan Financial Group Co. Ltd.	453,684	16,618

SK Hynix, Inc.	13,338	488

SK Innovation Co. Ltd.	8,332	1,231

Tongyang Life Insurance Co. Ltd.	36,457	376

Woori Bank	108,830	1,127
		127,083

Taiwan – 12.9%

Advanced Semiconductor Engineering, Inc.	1,830,000	2,197

AU Optronics Corp.	1,691,988	620

Catcher Technology Co. Ltd.	1,160,000	9,474

Chailease Holding Co. Ltd.	99,000	176

Cheng Shin Rubber Industry Co. Ltd.	466,000	984

Chunghwa Telecom Co. Ltd.	71,000	251

CTBC Financial Holding Co. Ltd.	4,226,000	2,465

Ennoconn Corp.	80,000	1,340

Farglory Land Development Co. Ltd.	298,251	355

Feng TAY Enterprise Co. Ltd.	6,976	31

Formosa Chemicals & Fibre Corp.	189,000	511

Formosa Plastics Corp.	173,000	430

Foxconn Technology Co. Ltd.	550,321	1,622

Fubon Financial Holding Co. Ltd.	1,031,000	1,532

Highwealth Construction Corp.	402,000	624

Hon Hai Precision Industry Co. Ltd.	6,478,085	16,401

Inventec Corp.	1,258,000	1,028

Kenda Rubber Industrial Co. Ltd.	146,016	233

King’s Town Bank Co. Ltd.	268,293	227

Largan Precision Co. Ltd.	26,700	3,244

Lite-On Technology Corp.	638,465	923

MediaTek, Inc.	21,000	161

Micro-Star International Co. Ltd.	385,000	1,006

Nien Made Enterprise Co. Ltd.	32,000	415

Phison Electronics Corp.	63,000	480

Powertech Technology, Inc.	339,676	886

President Chain Store Corp.	491,000	3,918

Realtek Semiconductor Corp.	242,000	800

Taiwan Semiconductor Manufacturing Co. Ltd.	6,883,542	40,370

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	583,700	17,855

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.7% (1) – continued

Taiwan – 12.9% – continued

Uni-President Enterprises Corp.	301,000	$567

Wistron Corp.	498,000	372

Yageo Corp.	1,736,009	3,615
		115,113

Thailand – 2.7%

Airports of Thailand PCL NVDR	226,500	2,613

AP Thailand PCL NVDR	1,587,700	333

Bangkok Bank PCL NVDR	33,800	159

CP ALL PCL NVDR	553,500	986

Kasikornbank PCL NVDR	723,500	3,937

Krung Thai Bank PCL (Registered)	1,036,592	527

PTT Global Chemical PCL NVDR	227,500	388

PTT PCL NVDR	280,100	2,760

Siam Commercial Bank (The) PCL (Registered)	2,118,600	9,049

Siam Commercial Bank (The) PCL NVDR	293,500	1,261

Thai Union Group PCL NVDR	1,437,200	891

Thanachart Capital PCL NVDR	616,063	722

Tisco Financial Group PCL	537,000	814
		24,440

Turkey – 1.1%

Arcelik A.S.	47,823	337

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,157,820	2,191

Eregli Demir ve Celik Fabrikalari T.A.S.	497,913	687

KOC Holding A.S.	803,325	3,451

Petkim Petrokimya Holding A.S.	224,484	341

Tekfen Holding AS	182,593	470

Tofas Turk Otomobil Fabrikasi A.S.	58,366	426

Turk Hava Yollari A.O. *	95,426	164

Turkiye Is Bankasi, Class C	140,391	223

Turkiye Sise ve Cam Fabrikalari A.S.	280,916	299

Ulker Biskuvi Sanayi A.S.	202,345	1,445
		10,034

United Arab Emirates – 2.1%

Abu Dhabi Commercial Bank PJSC	355,749	624

Air Arabia PJSC	428,353	158

Dubai Investments PJSC	1,122,856	632

Dubai Islamic Bank PJSC	477,171	704

Emaar Properties PJSC	8,365,690	16,154
		18,272

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.7% (1) – continued

United Kingdom – 1.3%

Anglo American PLC	887,115	$11,126
Total Common Stocks
(Cost $681,229)		807,498

PARTICIPATION (EQUITY LINKED) NOTES – 1.0% (1)

China – 0.5%

Inner Mongolia Yili Industrial Group Co. Ltd., Issued by JPMorgan Structured Products, Expires 10/24/19 (2)	775,200	1,872

Shanghai International Airport Co. Ltd., Issued by JPMorgan Structured Products, Expires 11/18/19 (2)	617,400	2,497
		4,369

India – 0.5%

Maruti Suzuki India Ltd., Issued by UBS A.G., Expires 1/15/18	56,532	4,659
Total Participation (Equity Linked) Notes
(Cost $7,779)		9,028

PREFERRED STOCKS – 5.8% (1)

Brazil – 4.9%

Banco Bradesco S.A. ADR *	97,723	886

Banco BTG Pactual S.A. *	50,726	57

Braskem S.A.	19,533	300

Cia Brasileira de Distribuicao	16,987	278

Cia Energetica de Minas Gerais	32,879	85

Itau Unibanco Holding S.A.	116,056	1,276

Itau Unibanco Holding S.A. ADR	1,822,438	19,937

Itausa – Investimentos Itau S.A.	97,800	252

Lojas Americanas S.A.	1,420,084	8,838

Petroleo Brasileiro S.A. *	111,856	471

Petroleo Brasileiro S.A. ADR *	350,604	2,914

Vale S.A.	1,787,499	8,503

Vale S.A. ADR	36,440	172
		43,969

Chile – 0.4%

Embotelladora Andina S.A.	5,105	115

Sociedad Quimica y Minera de Chile S.A. ADR	120,800	3,250
		3,365

Colombia – 0.3%

Bancolombia S.A. ADR	55,730	2,176

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND † continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 5.8% (1) – continued

South Korea – 0.2%

Samsung Electronics Co. Ltd. *	1,380	$1,629
Total Preferred Stocks
(Cost $50,395)		51,139

INVESTMENT COMPANIES – 2.1%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(5)(6)	18,508,425	18,508
Total Investment Companies
(Cost $18,508)		18,508

Total Investments – 99.6%
(Cost $757,911)		886,173

Other Assets less Liabilities – 0.4%		3,800
NET ASSETS – 100.0%		$889,973

†	Formerly known as the Multi-Manager Emerging Markets Equity Fund.
(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of these restricted illiquid securities amounted to approximately $2,666,000 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Tianhe Chemicals Group Ltd.	6/13/14-12/15/14	$4,079

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day yield as of September 30, 2016 is disclosed.

*	Non-Income Producing Security
^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	7.0
Energy	6.5
Financials	21.7
Health Care	0.7
Industrials	6.0
Information Technology	28.2
Materials	7.7
Real Estate	3.4
Telecommunications Services	6.0
Utilities	1.1

Total	100.0%

At September 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	19.4%
Hong Kong Dollar	17.8
Korean Won	14.8
Taiwan Dollar	11.2
South African Rand	7.6
Indian Rupee	6.9
Brazilian Real	6.2
All other currencies less than 5%	16.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$49,429	$–	$–	$49,429
Chile	1,319	–	–	1,319
China	25,272	106,536	–	131,808
Colombia	165	–	–	165
Germany	9,323	–	–	9,323
Hong Kong	–	47,996	–	47,996
India	3,539	59,449	–	62,988
Mexico	43,940	–	–	43,940
Peru	5,621	–	–	5,621
Russia	11,088	19,616	–	30,704
Taiwan	17,855	97,258	–	115,113
All Other Countries (1)	–	309,092	–	309,092
Total Common Stocks	167,551	639,947	–	807,498
Participation (Equity Linked)
Notes (1)	–	9,028	–	9,028
Preferred Stocks
South Korea	–	1,629	–	1,629
All Other Countries (1)	49,510	–	–	49,510
Total Preferred Stocks	49,510	1,629	–	51,139
Investment Companies	18,508	–	–	18,508
Total Investments	$235,569	$650,604	$–	$886,173

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Values (000s)	Reason
Common Stocks
Russia	$150	Valuations at official close price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/16 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/16 (000s)

Common Stocks

Russia	$83	$–	$(83)	$–	$–	$–	$–	$–	$–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND †

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% (1)

Australia – 3.9%

Aristocrat Leisure Ltd.	127,653	$1,549

Beach Energy Ltd.	4,440,581	2,267

BHP Billiton PLC	374,100	5,623

BlueScope Steel Ltd.	402,652	2,392

Charter Hall Group	534,000	2,094

Cleanaway Waste Management Ltd.	1,327,441	1,141

CSL Ltd.	189,337	15,549

CSR Ltd.	655,172	1,822

Eclipx Group Ltd.	478,527	1,495

Mayne Pharma Group Ltd. *	748,957	1,150

Mineral Resources Ltd.	230,213	1,959

OceanaGold Corp.	906,239	2,722

OZ Minerals Ltd.	482,163	2,252

Retail Food Group Ltd.	225,947	1,209

Star Entertainment Group (The) Ltd.	306,897	1,419

Treasury Wine Estates Ltd.	167,577	1,418

Vocus Communications Ltd.	244,285	1,173

Westfield Corp.	281,787	2,101
		49,335

Austria – 0.1%

Porr A.G.	44,260	1,589

Belgium – 0.4%

KBC Group N.V. *	21,232	1,236

Melexis N.V.	24,664	1,770

Warehouses De Pauw – CVA	16,347	1,622
		4,628

Brazil – 1.0%

Ambev S.A.	827,880	5,058

Ambev S.A. ADR	1,233,363	7,511
		12,569

Canada – 4.1%

Aecon Group, Inc.	81,442	1,125

Air Canada *	176,206	1,424

Algonquin Power & Utilities Corp.	184,275	1,650

Canadian Apartment Properties REIT	56,298	1,314

Canadian Pacific Railway Ltd.	96,929	14,801

Celestica, Inc. *	115,832	1,253

Cogeco Communications, Inc.	22,708	1,121

Colliers International Group, Inc.	30,028	1,260

Constellation Software, Inc.	21,692	9,779

Encana Corp.	197,700	2,066

Entertainment One Ltd.	553,832	1,625

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% (1) – continued

Canada – 4.1% – continued

Gran Tierra Energy, Inc. *	435,597	$1,305

Interfor Corp. *	117,013	1,327

Laurentian Bank of Canada	38,924	1,454

Manulife Financial Corp.	46,000	649

Painted Pony Petroleum Ltd. *	236,870	1,457

Parex Resources, Inc. *	255,461	3,242

Premium Brands Holdings Corp.	25,253	1,190

Raging River Exploration, Inc. *	180,147	1,478

SEMAFO, Inc. *	594,314	2,473
		51,993

China – 2.9%

Baidu, Inc. ADR *	22,400	4,078

CNOOC Ltd.	3,810,000	4,801

Ctrip.com International Ltd. ADR *	243,277	11,330

Tencent Holdings Ltd.	605,105	16,766
		36,975

Denmark – 4.0%

Carlsberg A/S, Class B	52,310	4,997

Chr Hansen Holding A/S	148,625	8,835

Coloplast A/S, Class B	147,385	11,429

GN Store Nord A/S	55,404	1,195

Jyske Bank A/S (Registered)	23,849	1,116

NKT Holding A/S	19,741	1,277

Novo Nordisk A/S ADR	262,256	10,907

Novozymes A/S, Class B	228,205	10,036
		49,792

Finland – 0.5%

Cramo OYJ	112,350	2,903

Sponda OYJ	393,146	2,022

Valmet OYJ	116,735	1,756
		6,681

France – 10.2%

Alten S.A.	28,614	2,001

Amundi S.A. (2)	38,255	1,998

Arkema S.A.	22,777	2,107

Atos S.E.	78,438	8,452

BNP Paribas S.A.	100,561	5,170

Edenred	48,774	1,141

Eiffage S.A.	23,564	1,831

Engie S.A.	636,371	9,858

Essilor International S.A.	79,840	10,297

Fonciere Des Regions	16,851	1,570

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% (1) – continued

France – 10.2% – continued

Hermes International	19,790	$8,052

Ipsen S.A.	32,383	2,273

Legrand S.A.	53,416	3,149

LVMH Moet Hennessy Louis Vuitton S.E.	54,627	9,313

Mercialys S.A.	73,643	1,771

Nexity S.A. *	38,548	2,035

Orange S.A.	326,520	5,110

Sanofi	52,605	4,008

Schneider Electric S.E.	105,261	7,340

SCOR S.E.	40,500	1,259

SEB S.A.	9,256	1,306

Societe Generale S.A.	139,030	4,798

Technicolor S.A. (Registered)	184,740	1,261

Technip S.A.	20,829	1,279

Teleperformance	47,448	5,060

TOTAL S.A.	150,524	7,134

TOTAL S.A. ADR	105,480	5,031

Unibail-Rodamco S.E.	18,695	5,040

Valeo S.A.	52,273	3,048

Vivendi S.A.	283,210	5,707
		128,399

Germany – 5.3%

Aareal Bank A.G.	63,845	2,109

adidas A.G.	48,181	8,362

BASF S.E.	40,133	3,432

Bechtle A.G.	13,559	1,569

Deutsche Post A.G. (Registered)	170,640	5,333

Duerr A.G.	38,763	3,254

E.ON S.E.	524,885	3,716

Freenet A.G.	48,382	1,415

Fresenius Medical Care A.G. & Co. KGaA	58,785	5,131

Gerresheimer A.G.	16,594	1,410

KION Group A.G.	33,731	2,184

LANXESS A.G.	25,050	1,556

Linde A.G.	23,439	3,983

Rheinmetall A.G.	18,569	1,293

SAF-Holland S.A.	183,155	2,366

SAP S.E.	51,945	4,726

Stabilus S.A. *	45,403	2,555

STADA Arzneimittel A.G.	20,422	1,135

Stroeer S.E. & Co. KGaA	56,811	2,468

Suedzucker A.G.	82,095	2,281

TAG Immobilien A.G.	110,206	1,603

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% (1) – continued

Germany – 5.3% – continued

Uniper S.E. *	53,458	$655

United Internet A.G. (Registered)	32,316	1,430

VTG A.G.	42,209	1,197

Wirecard A.G.	38,127	1,980
		67,143

Hong Kong – 2.4%

China High Precision Automation Group Ltd. *	982,000	5

China Merchants Port Holdings Co. Ltd.	648,000	1,736

China Mobile Ltd.	559,000	6,863

China Mobile Ltd. ADR	118,000	7,259

CK Hutchison Holdings Ltd.	439,000	5,601

Dah Sing Financial Holdings Ltd.	181,600	1,196

Haitong International Securities Group Ltd.	1,770,000	1,186

Man Wah Holdings Ltd.	4,411,600	2,842

PAX Global Technology Ltd.	1,421,000	1,050

Tongda Group Holdings Ltd.	10,430,000	2,540
		30,278

India – 0.9%

HDFC Bank Ltd. ADR	162,491	11,682

Ireland – 3.0%

Accenture PLC, Class A	91,328	11,158

AerCap Holdings N.V. *	130,200	5,011

Experian PLC	562,179	11,264

ICON PLC *	97,874	7,572

UDG Healthcare PLC *	300,085	2,493
		37,498

Italy – 1.6%

A2A S.p.A.	1,494,780	2,109

Amplifon S.p.A.	310,353	3,187

Brembo S.p.A.	73,781	4,402

Buzzi Unicem S.p.A.	57,105	1,170

Infrastrutture Wireless Italiane S.p.A. (2)	425,264	2,092

Intesa Sanpaolo S.p.A.	3,350,990	7,439
		20,399

Japan – 14.6%

Adastria Co. Ltd.	33,300	764

Arcs Co. Ltd.	43,500	1,085

Asahi Group Holdings Ltd.	46,400	1,689

Astellas Pharma, Inc.	288,800	4,510

Calsonic Kansei Corp.	170,000	1,572

CKD Corp.	156,700	1,894

Daifuku Co. Ltd.	65,800	1,208

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND † continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% (1) – continued

Japan – 14.6% – continued

Daihen Corp.	267,000	$1,422

Daikyonishikawa Corp.	119,300	1,474

DCM Holdings Co. Ltd.	249,000	2,140

Denka Co. Ltd.	586,000	2,536

Dip Corp.	50,000	1,547

Doutor Nichires Holdings Co. Ltd.	112,400	2,064

East Japan Railway Co.	78,000	7,032

eRex Co. Ltd.	50,500	1,504

Fujitsu General Ltd.	99,000	2,151

Hitachi Ltd.	1,359,000	6,356

Ichigo, Inc.	497,700	2,211

Japan Airlines Co. Ltd.	167,900	4,943

Japan Hotel REIT Investment Corp.	1,424	1,131

Kandenko Co. Ltd.	172,000	1,587

KDDI Corp.	247,900	7,629

Keyence Corp.	17,380	12,649

Komatsu Ltd.	208,300	4,773

Leopalace21 Corp.	232,800	1,536

Maeda Corp.	216,000	1,834

Mandom Corp.	45,000	2,057

Matsumotokiyoshi Holdings Co. Ltd.	42,000	2,170

Mazda Motor Corp.	312,000	4,794

Mitsubishi Estate Co. Ltd.	261,000	4,893

Morinaga & Co. Ltd. *	54,400	2,623

Murata Manufacturing Co. Ltd.	42,200	5,504

Nikon Corp.	165,700	2,475

Nippon Accommodations Fund, Inc.	293	1,374

Nishimatsuya Chain Co. Ltd.	155,900	2,367

North Pacific Bank Ltd.	493,400	1,753

NS Solutions Corp.	75,100	1,316

Otsuka Holdings Co. Ltd.	96,100	4,383

Penta-Ocean Construction Co. Ltd.	213,100	1,215

Rengo Co. Ltd.	235,000	1,438

Round One Corp.	158,000	1,071

Ryobi Ltd.	324,000	1,439

Sanwa Holdings Corp.	380,800	3,685

Sawai Pharmaceutical Co. Ltd.	27,500	1,951

SCREEN Holdings Co. Ltd.	26,600	1,715

Secom Co. Ltd.	64,500	4,813

Seiko Epson Corp.	290,600	5,601

Seino Holdings Co. Ltd.	226,000	2,375

Shiga Bank (The) Ltd.	313,000	1,522

Starts Corp., Inc.	54,600	1,011

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% (1) – continued

Japan – 14.6% – continued

Sumitomo Forestry Co. Ltd.	149,800	$2,003

Sumitomo Mitsui Financial Group, Inc.	144,100	4,857

Sumitomo Osaka Cement Co. Ltd.	570,000	2,650

Sun Frontier Fudousan Co. Ltd.	200,400	2,024

Suntory Beverage & Food Ltd.	101,000	4,382

Sysmex Corp.	126,340	9,360

Takara Leben Co. Ltd.	396,200	2,669

TechnoPro Holdings, Inc.	50,600	1,906

TIS, Inc.	61,400	1,589

Toda Corp.	347,000	1,830

Toho Holdings Co. Ltd.	81,800	1,735

Tokyo Seimitsu Co. Ltd.	65,000	1,734

Tokyo Steel Manufacturing Co. Ltd.	167,600	1,133

Tsubakimoto Chain Co.	214,000	1,657

Zenkoku Hosho Co. Ltd.	37,900	1,567
		183,882

Mexico – 0.4%

Wal-Mart de Mexico S.A.B. de C.V.	2,478,596	5,426

Netherlands – 6.2%

Aalberts Industries N.V.	32,165	1,097

Aegon N.V.	940,296	3,603

Akzo Nobel N.V.	132,342	8,956

ArcelorMittal *	314,500	1,921

BE Semiconductor Industries N.V.	37,072	1,266

Corbion N.V.	46,738	1,258

Core Laboratories N.V.	98,785	11,096

Euronext N.V. (2)	71,289	3,042

Gemalto N.V.	82,695	5,302

ING Groep N.V.	177,880	2,193

Koninklijke DSM N.V.	73,280	4,949

Koninklijke KPN N.V.	1,436,585	4,769

Koninklijke Philips N.V.	192,545	5,701

PostNL N.V. *	772,303	3,506

Refresco Group N.V. (2)	66,371	1,103

Royal Dutch Shell PLC, Class A ADR	148,530	7,437

Royal Dutch Shell PLC, Class B	297,263	7,713

TKH Group N.V. – CVA	32,801	1,282

Wereldhave N.V.	30,916	1,564
		77,758

New Zealand – 0.2%

Summerset Group Holdings Ltd.	656,921	2,541

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% (1) – continued

Russia – 0.6%

Yandex N.V., Class A *	378,354	$7,964

Singapore – 0.8%

DBS Group Holdings Ltd.	415,300	4,714

Fortune Real Estate Investment Trust	1,746,000	2,196

Mapletree Industrial Trust	1,677,300	2,196

Starhill Global REIT	588,600	355
		9,461

South Africa – 0.8%

Shoprite Holdings Ltd.	712,253	9,948

South Korea – 2.6%

DongKook Pharmaceutical Co. Ltd.	22,758	1,237

DuzonBizon Co. Ltd.	65,270	1,287

Handsome Co. Ltd.	48,020	1,774

Hugel, Inc. *	4,003	1,550

KIWOOM Securities Co. Ltd.	43,812	2,864

KT&G Corp.	20,666	2,354

LG International Corp.	49,206	1,561

Nexen Tire Corp.	93,341	1,256

Poongsan Corp.	47,441	1,463

Samsung Electronics Co. Ltd.	4,013	5,849

SFA Engineering Corp.	25,329	1,242

SK Telecom Co. Ltd.	28,459	5,824

SKC Co. Ltd.	74,414	1,914

SL Corp.	32,428	485

TES Co. Ltd.	66,077	1,360
		32,020

Spain – 1.5%

Atresmedia Corp. de Medios de Comunicacion S.A.	89,090	977

Banco Bilbao Vizcaya Argentaria S.A. ADR	844,930	5,036

Bankinter S.A.	179,044	1,273

CaixaBank S.A.	1,201,433	3,035

Enagas S.A.	78,537	2,360

Industria de Diseno Textil S.A.	156,447	5,800
		18,481

Sweden – 1.4%

Alfa Laval AB	61,692	967

Axfood AB	142,132	2,506

Bilia AB, Class A	88,574	2,182

Fastighets AB Balder, Class B *	80,778	2,145

Indutrade AB	79,549	1,706

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% (1) – continued

Sweden – 1.4% – continued

Intrum Justitia AB	35,354	$1,140

Telefonaktiebolaget LM Ericsson ADR	658,045	4,745

Wihlborgs Fastigheter AB	85,827	1,825
		17,216

Switzerland – 10.0%

ABB Ltd. (Registered) *	88,742	1,992

Actelion Ltd. (Registered) *	6,338	1,097

Adecco Group A.G. (Registered)	92,945	5,234

Aryzta A.G. *	99,719	4,425

Chubb Ltd.	123,440	15,510

Cie Financiere Richemont S.A. (Registered)	69,585	4,237

Clariant A.G. (Registered) *	174,119	2,993

Emmi A.G. (Registered) *	5,166	3,533

Flughafen Zuerich A.G. (Registered)	11,381	2,222

Georg Fischer A.G. (Registered)	4,074	3,565

Helvetia Holding A.G. (Registered)	2,354	1,187

Julius Baer Group Ltd. *	144,200	5,853

Logitech International S.A. (Registered)	111,952	2,512

Lonza Group A.G. (Registered) *	22,938	4,377

Nestle S.A. (Registered)	196,126	15,453

Novartis A.G. (Registered)	79,827	6,278

Novartis A.G. ADR	62,425	4,929

Partners Group Holding A.G.	5,373	2,707

Roche Holding A.G. (Genusschein)	54,388	13,474

SGS S.A. (Registered)	4,837	10,829

Straumann Holding A.G. (Registered)	5,439	2,126

Swiss Life Holding A.G. (Registered) *	11,884	3,071

UBS Group A.G. (Registered)	138,159	1,876

Wizz Air Holdings PLC *(2)	53,336	1,134

Zurich Insurance Group A.G. *	22,452	5,778
		126,392

Taiwan – 1.3%

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	527,410	16,133

United Arab Emirates – 0.0%

Dubai Islamic Bank PJSC	135,614	200

United Kingdom – 13.0%

Ashmore Group PLC	248,497	1,137

AstraZeneca PLC	73,845	4,784

Auto Trader Group PLC (2)	316,082	1,661

Aviva PLC	1,206,275	6,902

Balfour Beatty PLC *	806,707	2,921

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND † continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% (1) – continued

United Kingdom – 13.0% – continued

Barclays PLC	2,443,991	$5,329

Beazley PLC	334,581	1,681

Bellway PLC	47,614	1,465

British American Tobacco PLC	115,131	7,363

Cairn Energy PLC *	481,633	1,174

Cineworld Group PLC	188,206	1,412

Clinigen Group PLC	181,155	1,684

Cobham PLC	669,194	1,456

Compass Group PLC	590,215	11,446

Costain Group PLC	157,971	737

Diageo PLC	149,029	4,273

Domino’s Pizza Group PLC	228,905	1,107

DS Smith PLC	266,413	1,327

Electrocomponents PLC	301,552	1,327

GlaxoSmithKline PLC	166,625	3,551

Greggs PLC	179,414	2,358

Hansteen Holdings PLC	630,577	951

Hill & Smith Holdings PLC	87,609	1,288

HSBC Holdings PLC ADR	158,915	5,977

IG Group Holdings PLC	117,454	1,326

IHS Markit Ltd. *	146,230	5,491

Informa PLC	224,641	2,075

Intermediate Capital Group PLC	146,264	1,118

JD Sports Fashion PLC	76,012	1,452

Jupiter Fund Management PLC	439,636	2,424

Keller Group PLC	199,091	2,269

Ladbrokes PLC	598,265	1,086

Lloyds Banking Group PLC	5,793,460	4,103

Lookers PLC	613,739	911

Meggitt PLC	229,855	1,344

Moneysupermarket.com Group PLC	293,682	1,144

National Express Group PLC	450,738	2,011

National Grid PLC	349,874	4,945

Northgate PLC	246,517	1,380

Novae Group PLC	122,593	1,217

Pendragon PLC	2,114,298	822

Playtech PLC	106,555	1,257

Prudential PLC	236,642	4,200

Reckitt Benckiser Group PLC	182,460	17,195

Redrow PLC	224,206	1,162

RELX N.V.	177,794	3,193

Rentokil Initial PLC	656,105	1,890

RPC Group PLC *	130,454	1,623

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% (1) – continued

United Kingdom – 13.0% – continued

Safestore Holdings PLC	496,309	$2,477

Smith & Nephew PLC	307,740	4,964

SSE PLC	171,764	3,487

Synthomer PLC	234,023	1,120

Tate & Lyle PLC	134,950	1,311

Ultra Electronics Holdings PLC	42,096	967

UNITE Group (The) PLC	169,208	1,392

Vodafone Group PLC	1,390,475	3,987

Vodafone Group PLC ADR	181,377	5,287
		163,941

United States – 1.5%

Carnival PLC	104,454	5,099

Lazard Ltd., Class A	186,132	6,768

Schlumberger Ltd.	88,635	6,970
		18,837
Total Common Stocks
(Cost $1,132,617)		1,199,161

PREFERRED STOCKS – 0.9% (1)

Germany – 0.9%

Sartorius A.G.	27,465	2,286

Volkswagen A.G.	66,011	8,672
		10,958
Total Preferred Stocks
(Cost $11,207)		10,958

INVESTMENT COMPANIES – 2.8%

iShares MSCI EAFE ETF	11,626	687

Northern Institutional Funds –Diversified Assets Portfolio, 0.08% ^(3)(4)	34,862,044	34,862
Total Investment Companies
(Cost $35,514)		35,549

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.46%, 3/2/17 (5)(6)	$4,460	$4,453
Total Short Term Investments
(Cost $4,452)		4,453

Total Investments – 99.2%
(Cost $1,183,790)		1,250,121

Other Assets less Liabilities – 0.8%		9,939
NET ASSETS – 100.0%		$1,260,060

†	Formerly known as the Multi-Manager International Equity Fund.
(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of September 30, 2016 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Mini MSCI EAFE Index	145	$12,374	Long	12/16	$329

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	9.4
Energy	5.3
Financials	13.2
Health Care	12.8
Industrials	16.0
Information Technology	13.2
Materials	7.3
Real Estate	4.2
Telecommunication Services	4.2
Utilities	2.5

Total	100.0%

At September 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	25.0%
United States Dollar	16.5
Japanese Yen	15.2
British Pound	14.8
Swiss Franc	8.7
All other currencies less than 5%	19.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND † continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Australia	$2,722	$46,613	$–	$49,335
Belgium	4,628	–	–	4,628
Brazil	12,569	–	–	12,569
Canada	51,993	–	–	51,993
China	15,408	21,567	–	36,975
Denmark	10,907	38,885	–	49,792
France	61,174	67,225	–	128,399
Germany	9,017	58,126	–	67,143
Hong Kong	7,259	23,014	5	30,278
India	11,682	–	–	11,682
Ireland	23,741	13,757	–	37,498
Mexico	5,426	–	–	5,426
Netherlands	41,303	36,455	–	77,758
Russia	7,964	–	–	7,964
Spain	16,121	2,360	–	18,481
Sweden	4,745	12,471	–	17,216
Switzerland	44,900	81,492	–	126,392
Taiwan	16,133	–	–	16,133
United Kingdom	50,738	113,203	–	163,941
United States	13,738	5,099	–	18,837
All Other Countries (1)	–	266,721	–	266,721
Total Common Stocks	412,168	786,988	5	1,199,161
Preferred Stocks (1)	–	10,958	–	10,958
Investment Companies	35,549	–	–	35,549
Short-Term Investments	–	4,453	–	4,453
Total Investments	$447,717	$802,399	$5	$1,250,121

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$329	$–	$–	$329

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000s)	Reason
Common Stocks
Belgium	$1,236	Valuations at official close price
France	16,059	Valuations at official close price
Germany	8,362	Valuations at official close price
Netherlands	3,603	Valuations at official close price
Spain	7,073	Valuations at official close price
Switzerland	8,404	Valuations at official close price
Total	$44,737

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)		PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/16 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/16 (000s)

Common Stocks

Hong Kong	$5	$–	$–	*	$–	$–	$–	$–	$5	$–	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 9/30/16 above using prices provided by the investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 9/30/16 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$5	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.8%
Aerospace & Defense – 3.1%

General Dynamics Corp.	31,890	$4,948

Northrop Grumman Corp.	15,400	3,295

Raytheon Co.	23,800	3,240
		11,483

Apparel & Textile Products – 1.5%

Albany International Corp., Class A	32,649	1,384

NIKE, Inc., Class B	79,867	4,205
		5,589

Asset Management – 1.4%

BlackRock, Inc.	10,900	3,951

Virtus Investment Partners, Inc.	10,886	1,065
		5,016

Automotive – 0.3%

Standard Motor Products, Inc.	25,685	1,227

Banking – 3.1%

BancFirst Corp.	15,250	1,106

BB&T Corp.	87,000	3,282

Boston Private Financial Holdings, Inc.	89,989	1,154

Central Pacific Financial Corp.	46,558	1,173

Hope Bancorp, Inc.	67,374	1,170

Wells Fargo & Co.	81,340	3,602
		11,487

Biotechnology & Pharmaceuticals – 8.4%

Cambrex Corp. *	21,650	963

Celgene Corp. *	28,032	2,930

Eli Lilly & Co.	48,280	3,875

Johnson & Johnson	27,800	3,284

Ligand Pharmaceuticals, Inc. *	10,211	1,042

Merck & Co., Inc.	117,080	7,307

Pfizer, Inc.	212,880	7,210

Regeneron Pharmaceuticals, Inc. *	6,557	2,636

Supernus Pharmaceuticals, Inc. *	53,341	1,319
		30,566

Chemicals – 2.1%

E.I. du Pont de Nemours & Co.	49,600	3,322

Mosaic (The) Co.	69,660	1,704

NewMarket Corp.	6,550	2,812
		7,838

Commercial Services – 0.5%

H&R Block, Inc.	83,230	1,927

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.8% – continued

Construction Materials – 0.7%

Apogee Enterprises, Inc.	36,579	$1,635

US Concrete, Inc. *	17,299	797
		2,432

Consumer Products – 9.6%

Altria Group, Inc.	99,490	6,291

Archer-Daniels-Midland Co.	77,200	3,256

Coca-Cola (The) Co.	90,650	3,836

Diageo PLC ADR	30,350	3,522

Farmer Brothers Co. *	26,282	934

General Mills, Inc.	67,410	4,306

Inter Parfums, Inc.	32,346	1,044

Kraft Heinz (The) Co.	37,200	3,330

Mondelez International, Inc., Class A	76,500	3,358

Nestle S.A. ADR	40,196	3,176

Reynolds American, Inc.	42,980	2,027
		35,080

Consumer Services – 0.3%

Nutrisystem, Inc.	39,274	1,166

Distributors – Consumer Staples – 0.5%

Core-Mark Holding Co., Inc.	50,675	1,814

Electrical Equipment – 1.4%

General Electric Co.	166,590	4,934

Engineering & Construction Services – 0.2%

TopBuild Corp. *	25,006	830

Gaming, Lodging & Restaurants – 2.6%

Carnival Corp.	88,500	4,321

Popeyes Louisiana Kitchen, Inc. *	21,921	1,165

Starbucks Corp.	73,113	3,958
		9,444

Hardware – 4.1%

ADTRAN, Inc.	40,785	781

Apple, Inc.	24,327	2,750

Cisco Systems, Inc.	215,690	6,842

Infinera Corp. *	79,534	718

Mercury Systems, Inc. *	50,003	1,229

Stratasys Ltd. *	31,405	756

Universal Electronics, Inc. *	24,320	1,811
		14,887

Health Care Facilities & Services – 3.4%

Cardinal Health, Inc.	42,800	3,325

Diplomat Pharmacy, Inc. *	41,259	1,156

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.8% – continued
Health Care Facilities & Services – 3.4% – continued

Express Scripts Holding Co. *	46,700	$3,294

HealthEquity, Inc. *	39,604	1,499

Quest Diagnostics, Inc.	39,100	3,309
		12,583

Institutional Financial Services – 0.9%

Bank of New York Mellon (The) Corp.	82,300	3,282

Insurance – 4.1%

Allstate (The) Corp.	48,100	3,327

AMERISAFE, Inc.	19,466	1,144

Berkshire Hathaway, Inc., Class B *	15,510	2,241

Cincinnati Financial Corp.	52,740	3,978

Infinity Property & Casualty Corp.	13,454	1,112

Marsh & McLennan Cos., Inc.	48,300	3,248
		15,050

Leisure Products – 0.6%

Hasbro, Inc.	28,340	2,248

Machinery – 0.8%

Federal Signal Corp.	54,864	727

Raven Industries, Inc.	46,454	1,070

Sun Hydraulics Corp.	29,280	945
		2,742

Manufactured Goods – 0.3%

Chart Industries, Inc. *	29,747	977

Media – 6.7%

Alphabet, Inc., Class A *	4,033	3,243

Alphabet, Inc., Class C *	5,967	4,638

Facebook, Inc., Class A *	37,769	4,845

MDC Partners, Inc., Class A	58,894	631

Priceline Group (The), Inc. *	2,820	4,150

Quotient Technology, Inc. *	135,499	1,803

Reis, Inc.	37,105	759

Scholastic Corp.	31,880	1,255

Time, Inc.	63,559	920

Wix.com Ltd. *	50,746	2,204
		24,448

Medical Equipment & Devices – 1.8%

Abbott Laboratories	78,000	3,299

Align Technology, Inc. *	14,000	1,312

Repligen Corp. *	22,768	687

Wright Medical Group N.V. *	48,660	1,194
		6,492

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.8% – continued
Metals & Mining – 0.9%

Encore Wire Corp.	27,140	$998

Ferroglobe PLC	128,797	1,163

Kaiser Aluminum Corp.	12,957	1,121
		3,282

Oil, Gas & Coal – 6.4%

Chevron Corp.	59,110	6,083

ConocoPhillips	80,900	3,517

Forum Energy Technologies, Inc. *	53,939	1,071

Halliburton Co.	77,800	3,492

Kinder Morgan, Inc.	133,360	3,084

Marathon Oil Corp.	89,800	1,420

MRC Global, Inc. *	79,409	1,305

Occidental Petroleum Corp.	46,500	3,391
		23,363

Real Estate – 0.3%

RE/MAX Holdings, Inc., Class A	26,288	1,151

Renewable Energy – 0.3%

Green Plains, Inc.	45,933	1,203

Retail – Consumer Staples – 1.4%

CVS Health Corp.	36,600	3,257

Dollar General Corp.	14,623	1,023

Smart & Final Stores, Inc. *	60,931	778
		5,058

Retail – Discretionary – 4.2%

BMC Stock Holdings, Inc. *	55,155	978

Lowe’s Cos., Inc.	76,930	5,555

Monro Muffler Brake, Inc.	23,368	1,429

O’Reilly Automotive, Inc. *	10,524	2,948

Rush Enterprises, Inc., Class A *	36,550	895

TJX (The) Cos., Inc.	46,720	3,494
		15,299

Semiconductors – 2.0%

Intel Corp.	196,660	7,424

Software – 6.6%

Acxiom Corp. *	66,999	1,785

Adobe Systems, Inc. *	32,458	3,523

CA, Inc.	210,580	6,966

Callidus Software, Inc. *	113,227	2,078

Descartes Systems Group (The), Inc. *	48,515	1,044

Envestnet, Inc. *	35,993	1,312

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.8% – continued

Software – 6.6% – continued

Microsoft Corp.	53,040	$3,055

Oracle Corp.	82,916	3,257

Paycom Software, Inc. *	23,057	1,156
		24,176

Specialty Finance – 2.2%

MasterCard, Inc.	14,098	1,435

Stewart Information Services Corp.	24,589	1,093

Visa, Inc., Class A	67,670	5,596
		8,124

Technology Services – 4.3%

Accenture PLC, Class A	30,983	3,785

Automatic Data Processing, Inc.	36,884	3,253

comScore, Inc. *	31,430	964

Gartner, Inc. *	25,671	2,270

Paychex, Inc.	51,820	2,999

Xerox Corp.	259,000	2,624
		15,895

Telecom – 3.0%

AT&T, Inc.	80,700	3,277

ORBCOMM, Inc. *	113,145	1,160

Verizon Communications, Inc.	128,520	6,680
		11,117

Transportation & Logistics – 1.6%

Marten Transport Ltd.	57,954	1,217

Norfolk Southern Corp.	45,660	4,432
		5,649

Utilities – 2.3%

American States Water Co.	33,212	1,330

Dominion Resources, Inc.	21,630	1,606

Duke Energy Corp.	26,570	2,127

Edison International	45,400	3,280
		8,343

Waste & Environment Services & Equipment – 0.9%

Waste Management, Inc.	51,900	3,309
Total Common Stocks
(Cost $340,316)		346,935

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.6%

Northern Institutional Funds - Diversified Assets Portfolio, 0.08% ^(1)(2)	20,582,906	$20,583
Total Investment Companies
(Cost $20,583)		20,583

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.46%, 3/2/17 (3)(4)	$330	$329
Total Short Term Investments
(Cost $329)		329

Total Investments – 100.5%
(Cost $361,228)		367,847

Liabilities less Other Assets – (0.5%)		(1,726)
NET ASSETS – 100.0%		$366,121

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of September 30, 2016 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	55	$5,941	Long	12/16	$(1)
E-Mini S&P MidCap 400	4	620	Long	12/16	(2)
Russell 2000 Mini Index	5	624	Long	12/16	3

Total					$–

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.3%
Consumer Staples	11.3
Energy	6.7
Financials	10.4
Health Care	14.3
Industrials	10.8
Information Technology	24.2
Materials	3.1
Real Estate	0.3
Telecommunication Services	3.2
Utilities	2.4

Total	100%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$346,935	$–	$–	$346,935
Investment Companies	20,583	–	–	20,583
Short-Term Investments	–	329	–	329
Total Investments	$367,518	$329	$–	$367,847

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3	$–	$–	$3
Liabilities
Futures Contracts	(3)	–	–	(3)
Total Other Financial Instruments	$–	$–	$–	$–

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

From the Fund’s commencement of operations on May 5, 2016 through September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.0% (1)

Australia – 6.8%

APA Group	886,900	$5,798

DUET Group	15,675,553	30,181

Macquarie Atlas Roads Group	1,755,948	6,731

Spark Infrastructure Group	5,802,217	10,272

Transurban Group	3,471,759	30,275
		83,257

Brazil – 0.3%

Cia de Saneamento Basico do Estado de Sao Paulo ADR *	470,600	4,358

Canada – 6.4%

Enbridge, Inc.	544,700	23,939

Pembina Pipeline Corp.	604,900	18,434

TransCanada Corp.	662,300	31,455

Veresen, Inc.	405,223	4,139
		77,967

China – 0.4%

ENN Energy Holdings Ltd.	994,100	4,852

France – 12.5%

Aeroports de Paris	121,546	12,054

Eiffage S.A.	85,200	6,619

Eutelsat Communications S.A.	2,033,455	42,099

Groupe Eurotunnel S.E. (Registered)	734,500	7,941

SES S.A.	1,555,644	38,157

Vinci S.A.	600,113	45,888
		152,758

Germany – 1.6%

Fraport A.G. Frankfurt Airport Services Worldwide	363,200	19,845

Hong Kong – 1.2%

Beijing Enterprises Holdings Ltd.	570,900	2,908

China Gas Holdings Ltd.	1,971,400	3,136

Hong Kong & China Gas Co. Ltd.	4,323,893	8,183
		14,227

Italy – 12.7%

ASTM S.p.A.	443,898	4,842

Atlantia S.p.A.	1,871,129	47,508

Enav S.p.A. *(2)(3)	637,049	2,617

Hera S.p.A.	2,144,964	5,779

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.0% (1) – continued

Italy – 12.7% – continued

Snam S.p.A.	8,172,660	$45,278

Societa Iniziative Autostradali e Servizi S.p.A.	886,551	8,469

Terna Rete Elettrica Nazionale S.p.A.	7,850,534	40,479
		154,972

Japan – 0.2%

Japan Airport Terminal Co. Ltd.	62,000	2,357

Mexico – 0.5%

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	786,000	4,633

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	149,600	1,422

OHL Mexico S.A.B. de C.V. *	145,900	194
		6,249

Netherlands – 0.3%

Koninklijke Vopak N.V.	63,833	3,351

New Zealand – 0.6%

Auckland International Airport Ltd.	1,290,100	6,907

Portugal – 0.3%

REN - Redes Energeticas Nacionais SGPS S.A.	1,369,400	4,004

Spain – 6.1%

Abertis Infraestructuras S.A.	2,930,133	45,621

Aena S.A. (2)	69,300	10,222

Cellnex Telecom S.A.U. (2)	507,600	9,181

Ferrovial S.A.	474,546	10,095
		75,119

Switzerland – 0.8%

Flughafen Zuerich A.G. (Registered)	51,550	10,063

United Arab Emirates – 0.2%

DP World Ltd. *	150,600	2,853

United Kingdom – 5.7%

National Grid PLC	1,693,394	23,933

Pennon Group PLC	2,514,373	29,044

Severn Trent PLC	244,700	7,945

United Utilities Group PLC	687,500	8,946
		69,868

United States – 31.4%

Ameren Corp.	390,600	19,210

American Tower Corp.	356,800	40,436

American Water Works Co., Inc.	190,400	14,250

CenterPoint Energy, Inc.	203,500	4,727

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 88.0% (1) – continued

United States – 31.4% – continued

Crown Castle International Corp.	65,300	$6,152

CSX Corp.	1,576,084	48,071

Edison International	71,800	5,188

Genesee & Wyoming, Inc., Class A *	245,000	16,893

Kinder Morgan, Inc.	1,081,300	25,010

NiSource, Inc.	193,000	4,653

Norfolk Southern Corp.	519,050	50,379

ONE Gas, Inc.	48,540	3,002

PG&E Corp.	700,260	42,835

SBA Communications Corp., Class A *	226,600	25,415

Sempra Energy	55,000	5,895

SJW Corp.	26,661	1,165

Southwest Gas Corp.	84,300	5,889

Spire, Inc.	90,300	5,756

Targa Resources Corp.	162,500	7,980

Union Pacific Corp.	366,700	35,764

Williams (The) Cos., Inc.	503,700	15,478
		384,148
Total Common Stocks
(Cost $971,445)		1,077,155

MASTER LIMITED PARTNERSHIPS – 8.6%

United States – 8.6%

Boardwalk Pipeline Partners L.P.	377,300	6,474

Buckeye Partners L.P.	108,300	7,754

Enbridge Energy Partners L.P.	304,900	7,754

Energy Transfer Equity L.P.	323,300	5,428

Energy Transfer Partners L.P.	316,300	11,703

Enterprise Products Partners L.P.	1,060,400	29,299

EQT Midstream Partners L.P.	79,900	6,088

MPLX L.P.	181,746	6,154

Plains All American Pipeline L.P.	227,700	7,152

Rice Midstream Partners L.P.	239,906	5,820

Rice Midstream Partners L.P. (Frankfurt Exchange)	101,900	2,472

Sunoco Logistics Partners L.P.	211,600	6,012

Western Gas Partners L.P.	66,200	3,644
		105,754
Total Master Limited Partnerships
(Cost $100,735)		105,754

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.9%

Northern Institutional Funds - Diversified Assets Portfolio, 0.08% ^(4)(5)	47,550,117	$47,550
Total Investment Companies
(Cost $47,550)		47,550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.46%, 3/2/17 (6)(7)	$1,540	$1,538
Total Short Term Investments
(Cost $1,537)		1,538

Total Investments – 100.6%
(Cost $1,121,267)		1,231,997

Liabilities less Other Assets – (0.6%)		(7,710)
NET ASSETS – 100.0%		$1,224,287

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of this restricted illiquid security amounted to approximately $2,617,000 or 0.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Enav S.p.A.	7/22/16	$2,307

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of September 30, 2016 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-mini S&P 500	112	$12,098	Long	12/16	$(28)
Mini MSCI EAFE Index	112	9,558	Long	12/16	27

Total					$(1)
At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	6.8%
Energy	19.9
Industrials	37.3
Real Estate	3.9
Telecommunication Services	2.9
Utilities	29.2

Total	100.0%

At September 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	42.0%
Euro	34.7
Australian Dollar	7.0
Canadian Dollar	6.6
British Pound	5.9
All other currencies less than 5%	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuations of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$4,358		$–	$–	$4,358
Canada	77,967		–	–	77,967
France	98,929		53,829	–	152,758
Mexico	6,249		–	–	6,249
Portugal	4,004		–	–	4,004
Spain	55,843		19,276	–	75,119
United Kingdom	7,945		61,923	–	69,868
United States	384,148		–	–	384,148
All Other Countries (1)	–		302,684	–	302,684
Total Common Stocks	639,443		437,712	–	1,077,155
Master Limited Partnerships (1)	99,934		5,820	–	105,754
Investment Companies	47,550		–	–	47,550
Short-Term Investments	–		1,538	–	1,538
Total Investments	$786,927		$445,070	$–	$1,231,997

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$27		$–	$–	$27
Liabilities
Futures Contracts	(28)		–	–	(28)
Total Other Financial Instruments		$(1)	$–	$–		$(1)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000s)	Reason
Common Stocks
France	$92,310	Valuations at official close price
Portugal	4,004	Valuations at official close price
Spain	55,843	Valuations at official close price
Total	$152,157

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.2% (1)

Australia – 7.7%

Charter Hall Group	635,736	$2,493

Dexus Property Group	736,115	5,176

Goodman Group	624,245	3,487

Scentre Group	1,070,963	3,861

Vicinity Centres	523,800	1,274

Westfield Corp.	657,005	4,899
		21,190

Austria – 0.2%

CA Immobilien Anlagen A.G. *	24,800	473

Canada – 0.3%

RioCan Real Estate Investment Trust	44,400	921

China – 0.3%

SOHO China Ltd.	1,373,800	745

France – 3.8%

Gecina S.A.	22,579	3,550

Klepierre	50,955	2,336

Unibail-Rodamco S.E.	13,901	3,748

Unibail-Rodamco S.E. (Euronext Amsterdam Exchange)	3,005	810

Unibail-Rodamco S.E. (Euronext Paris Exchange)	71	19
		10,463

Germany – 5.0%

alstria office REIT-A.G. *	392,741	5,392

Deutsche Wohnen A.G. (Bearer)	68,024	2,473

Vonovia S.E.	155,413	5,885
		13,750

Hong Kong – 7.1%

Cheung Kong Property Holdings Ltd.	333,800	2,462

Hongkong Land Holdings Ltd.	887,000	6,325

Hysan Development Co. Ltd.	450,000	2,114

Link REIT	273,000	2,014

Sino Land Co. Ltd.	744,000	1,327

Sun Hung Kai Properties Ltd.	171,000	2,606

Swire Properties Ltd.	270,600	796

Wharf Holdings (The) Ltd.	270,016	1,979
		19,623

Ireland – 0.8%

Green REIT PLC	1,377,897	2,252

Japan – 5.6%

Mitsubishi Estate Co. Ltd.	371,922	6,972

Mitsui Fudosan Co. Ltd.	232,300	4,946

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.2% (1) – continued

Japan – 5.6% – continued

Nippon Accommodations Fund, Inc.	192	$900

Nippon Building Fund, Inc.	121	766

Orix JREIT, Inc.	535	944

United Urban Investment Corp.	526	958
		15,486

Netherlands – 0.4%

Atrium European Real Estate Ltd.	234,360	1,045

New Zealand – 0.2%

Precinct Properties New Zealand Ltd.	656,089	621

Singapore – 2.6%

CapitaLand Ltd.	371,320	877

City Developments Ltd.	152,000	1,018

Global Logistic Properties Ltd.	1,502,600	2,071

Mapletree Commercial Trust	2,661,073	3,123
		7,089

Spain – 0.7%

Merlin Properties Socimi S.A.	171,328	2,027

Sweden – 0.8%

Fabege AB	129,933	2,368

United Kingdom – 6.5%

Grainger PLC	990,377	2,957

Great Portland Estates PLC	187,380	1,540

Hammerson PLC	299,881	2,286

Intu Properties PLC	495,700	1,904

Land Securities Group PLC	171,500	2,357

Segro PLC	112,500	663

Shaftesbury PLC	306,414	3,857

UNITE Group (The) PLC	253,425	2,084

Workspace Group PLC	38,305	347
		17,995

United States – 52.2%

Alexandria Real Estate Equities, Inc.	36,528	3,973

American Campus Communities, Inc.	47,884	2,436

American Homes 4 Rent, Class A	71,900	1,556

Apartment Investment & Management Co., Class A	84,732	3,890

AvalonBay Communities, Inc.	26,867	4,778

Boston Properties, Inc.	12,890	1,757

Brandywine Realty Trust	64,006	1,000

Brixmor Property Group, Inc.	167,226	4,647

Brookdale Senior Living Inc. *	100,801	1,759

Care Capital Properties, Inc.	42,050	1,198

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.2% (1) – continued

United States – 52.2% – continued

CBL & Associates Properties, Inc.	131,649	$1,598

Communications Sales & Leasing, Inc.	25,300	795

CubeSmart	60,344	1,645

CyrusOne, Inc.	49,400	2,350

DCT Industrial Trust, Inc.	28,333	1,376

DDR Corp.	98,618	1,719

DiamondRock Hospitality Co.	54,000	491

Douglas Emmett, Inc.	28,192	1,033

Duke Realty Corp.	57,382	1,568

Empire State Realty Trust, Inc., Class A	79,816	1,672

Equinix, Inc.	6,467	2,330

Equity Commonwealth *	81,710	2,469

Equity One, Inc.	62,016	1,898

Equity Residential	85,029	5,470

Essex Property Trust, Inc.	14,862	3,310

Federal Realty Investment Trust	11,405	1,756

First Industrial Realty Trust, Inc.	79,425	2,241

General Growth Properties, Inc.	60,485	1,669

Gramercy Property Trust	215,400	2,076

Healthcare Realty Trust, Inc.	63,426	2,160

Hersha Hospitality Trust	31,800	573

Highwoods Properties, Inc.	19,600	1,022

Hilton Worldwide Holdings, Inc.	51,465	1,180

Host Hotels & Resorts, Inc.	151,972	2,366

Hudson Pacific Properties, Inc.	24,800	815

Kilroy Realty Corp.	34,072	2,363

Kimco Realty Corp.	53,727	1,555

LaSalle Hotel Properties	43,300	1,034

Liberty Property Trust	28,868	1,165

Mack-Cali Realty Corp.	85,127	2,317

Medical Properties Trust, Inc.	61,800	913

MGM Growth Properties LLC	135,417	3,530

National Retail Properties, Inc.	38,750	1,970

Omega Healthcare Investors, Inc.	28,225	1,001

Outfront Media, Inc.	58,306	1,379

Post Properties, Inc.	7,227	478

Prologis, Inc.	62,229	3,332

Public Storage	7,906	1,764

Regency Centers Corp.	27,355	2,120

Retail Properties of America, Inc., Class A	158,396	2,661

SBA Communications Corp., Class A *	10,800	1,211

Simon Property Group, Inc.	58,652	12,142

SL Green Realty Corp.	13,946	1,508

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.2% (1) – continued

United States – 52.2% – continued

Spirit Realty Capital, Inc.	211,087	$2,814

STORE Capital Corp.	81,855	2,412

Sunstone Hotel Investors, Inc.	178,952	2,289

Taubman Centers, Inc.	10,489	781

UDR, Inc.	44,954	1,618

Urban Edge Properties	99,512	2,800

Ventas, Inc.	35,845	2,532

Vornado Realty Trust	56,934	5,762

Washington Prime Group, Inc.	45,308	561

Washington Real Estate Investment Trust	57,469	1,788

Welltower, Inc.	73,249	5,477
		143,853
Total Common Stocks
(Cost $240,623)		259,901

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 0.5%

United States – 0.5%

VEREIT, Inc., 3.00%, 8/1/18	$185	$184
3.75%, 12/15/20	1,075	1,098
		1,282
Total Convertible Bonds
(Cost $1,183)		1,282

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.6%

Northern Institutional Funds - Diversified Assets Portfolio, 0.08% ^(2)(3)	12,636,829	$12,637
Total Investment Companies
(Cost $12,637)		12,637

Total Investments – 99.3%
(Cost $254,443)		273,820

Other Assets less Liabilities – 0.7%		1,941
NET ASSETS – 100.0%		$275,761

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

(3)	7-day yield as of September 30, 2016 is disclosed.

*	Non-Income Producing Security
^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	7.0%
Diversified REITs	9.4
Health Care Facilities	0.7
Health Care REITs	5.1
Hotel & Resort REITs	3.9
Hotels, Resorts & Cruise Lines	0.5
Industrial REITs	4.9
Integrated Telecommunication Services	0.5
Office REITs	15.7
Real Estate Development	1.7
Real Estate Operating Companies	10.9
Residential REITs	9.4
Retail REITs	26.4
Specialized REITs	3.9

Total	100.0%

At September 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	58.0%
Euro	11.5
Australian Dollar	8.1
British Pound	6.9
Japanese Yen	5.9
Hong Kong Dollar	5.4
All other currencies less than 5%	4.2

Total	100%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Austria	$473	$–	$–	$473
Canada	921	–	–	921
France	6,912	3,550	–	10,462
Spain	2,028	–	–	2,028
United Kingdom	4,335	13,660	–	17,995
United States	143,853	–	–	143,853
All other Countries (1)	–	84,169	–	84,169
Total Common Stocks	158,522	101,379	–	259,901
Convertible Bonds (1)	–	1,282	–	1,282
Investment Companies	12,637	–	–	12,637
Total Investments	$171,159	$102,661	$–	$273,820

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfer between levels based on valuations at the end of each reporting period.

At September 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000s)	Reason
Common Stocks
Austria	$473	Valuations at official close price
France	6,083	Valuations at official close price
Spain	2,028	Valuations at official close price
Total	$8,584

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 1.3%

United States – 1.3%

JPMorgan Chase Bank N.A. Credit Linked Note (Republic of Indonesia), 6.13%, 5/17/28 (IDR)	$9,550,000	$675
8.75%, 5/19/31 (IDR)	2,054,000	178
8.38%, 3/17/34 (IDR)	3,881,000	326
		1,179
Total Corporate Bonds
(Cost $1,088)		1,179

FOREIGN ISSUER BONDS – 89.2%

Angola – 0.2%

Angolan Government International Bond, 9.50%, 11/12/25 (2)	133	132

Argentina – 3.7%

Argentine Republic Government International Bond, 6.88%, 4/22/21	390	425
6.63%, 7/6/28 (2)	100	106
4.51%, 12/15/35 (EUR) (3)	145	17
4.52%, 12/15/35 (3)	1,770	188
2.50%, 12/31/38 (4)	787	560
7.63%, 4/22/46 (2)	150	169
8.75%, 6/2/17	289	303
7.50%, 4/22/26 (2)	675	762
8.28%, 12/31/33	129	145

Provincia de Cordoba, 7.13%, 6/10/21	150	157

Provincia del Chubut Argentina, 7.75%, 7/26/26	350	360

YPF S.A., 8.88%, 12/19/18	30	33
8.75%, 4/4/24	30	33
		3,258

Armenia – 0.1%

Republic of Armenia International Bond, 7.15%, 3/26/25	50	53

Azerbaijan – 0.3%

Republic of Azerbaijan International Bond, 4.75%, 3/18/24	225	234

Belize – 0.1%

Belize Government International Bond, 5.00%, 2/20/38 (4)	130	71

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

Brazil – 8.6%

Brazil Letras do Tesouro Nacional, 0.00%, 1/1/18 (BRL) (5)	$650	$173
0.00%, 10/1/18 (BRL) (5)	220	54
0.00%, 1/1/19 (BRL) (5)	1,789	431
0.00%, 7/1/19 (BRL) (5)	425	97
0.00%, 1/1/20 (BRL) (5)	650	140

Brazil Notas do Tesouro Nacional, Serie B, 6.00%, 5/15/35 (BRL)	100	93
6.00%, 8/15/50 (BRL)	330	311

Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/1/18 (BRL)	1,700	511
10.00%, 1/1/19 (BRL)	316	94
10.00%, 1/1/21 (BRL)	7,554	2,214
10.00%, 1/1/23 (BRL)	1,780	512
10.00%, 1/1/25 (BRL)	2,370	674
10.00%, 1/1/27 (BRL)	2,915	816

Brazilian Government International Bond, 2.63%, 1/5/23	203	188
6.00%, 4/7/26	90	100
10.10%, 5/15/27	140	206
8.25%, 1/20/34	135	173
7.13%, 1/20/37	45	53
10.00%, 1/27/45	480	436
5.63%, 2/21/47	290	287
		7,563

Chile – 0.0%

Chile Government International Bond, 5.50%, 8/5/20	15,000	24

Colombia – 3.5%

Banco de Bogota S.A., 6.25%, 5/12/26	50	53

Colombia Government International Bond, 4.38%, 7/12/21	75	81
4.00%, 2/26/24	305	325
4.50%, 1/28/26	30	33
9.85%, 6/28/27 (COP)	618,000	263
7.38%, 9/18/37	175	236
6.13%, 1/18/41	110	133

Colombian TES, 7.00%, 5/4/22 (COP)	1,106,600	392

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

Colombia – 3.5% – continued
10.00%, 7/24/24 (COP)	$1,014,000	$419
7.50%, 8/26/26 (COP)	1,073,000	387
12.00%, 4/28/28 (COP)	2,422,800	773
		3,095

Costa Rica – 0.6%

Banco Nacional de Costa Rica, 5.88%, 4/25/21 (2)	70	73

Costa Rica Government International Bond, 4.25%, 1/26/23	40	39
4.38%, 4/30/25	170	165
7.00%, 4/4/44	35	37
7.16%, 3/12/45	200	216
		530

Croatia – 1.5%

Croatia Government International Bond, 6.75%, 11/5/19	200	222
6.38%, 3/24/21	200	225
12.00%, 1/26/24	740	853
		1,300

Dominican Republic – 2.4%

Dominican Republic International Bond, 5.88%, 4/18/24	143	156
11.00%, 1/27/25	765	812
7.45%, 4/30/44	230	273
6.85%, 1/27/45	440	495
6.88%, 1/29/26 (2)	350	405
		2,141

Ecuador – 1.6%

Ecuador Government International Bond, 10.50%, 3/24/20 (2)	75	77
15.90%, 6/20/24	625	562
10.80%, 3/28/22 (2)	710	726
		1,365

Egypt – 0.3%

Egypt Government International Bond, 5.75%, 4/29/20	100	103
5.88%, 6/11/25	100	95
6.88%, 4/30/40	100	97
		295

El Salvador – 0.6%

El Salvador Government International Bond,

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

El Salvador – 0.6% – continued
7.38%, 12/1/19	$40	$43
7.75%, 1/24/23	30	33
11.76%, 1/30/25	197	196
6.38%, 1/18/27	84	85
8.25%, 4/10/32	20	22
15.30%, 6/15/35	165	173
		552

Ethiopia – 0.1%

Ethiopia International Bond, 6.63%, 12/11/24	50	50

Georgia – 0.1%

BGEO Group JSC, 6.00%, 7/26/23 (2)(6)	75	77

Ghana – 1.2%

Ghana Government International Bond, 9.25%, 9/15/22 (2)	400	410
7.88%, 8/7/23	250	234
16.26%, 1/18/26	455	425
		1,069

Guatemala – 0.2%

Guatemala Government Bond, 4.50%, 5/3/26	200	209

Honduras – 0.3%

Honduras Government International Bond, 7.50%, 3/15/24	200	227

Hungary – 1.9%

Hungary Government Bond, 6.50%, 6/24/19 (HUF)	3,270	14
3.50%, 6/24/20 (HUF)	17,370	68
6.00%, 11/24/23 (HUF)	78,230	354
3.00%, 6/26/24 (HUF)	29,920	113
11.00%, 6/24/25 (HUF)	184,190	817

Hungary Government International Bond, 5.38%, 2/21/23	230	264
		1,630

Indonesia – 10.0%

Indonesia Government International Bond, 5.88%, 3/13/20	135	151
3.38%, 4/15/23	230	238
2.63%, 6/14/23 (EUR)	100	118
5.88%, 1/15/24	95	112
4.13%, 1/15/25 (2)	120	128

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

Indonesia – 10.0% – continued
9.50%, 1/8/26	$475	$531
3.75%, 6/14/28 (EUR)	265	326
6.63%, 2/17/37	50	66
7.75%, 1/17/38	40	58
4.63%, 4/15/43	200	213
5.13%, 1/15/45	205	234

Indonesia Treasury Bond, 7.88%, 4/15/19 (IDR)	6,350,000	503
16.76%, 3/15/24 (IDR)	13,047,000	1,084
16.76%, 9/15/26 (IDR)	21,873,000	1,827
18.00%, 3/15/29 (IDR)	5,724,000	502
17.50%, 5/15/31 (IDR)	15,457,000	1,336
16.50%, 5/15/36 (IDR)	2,499,000	207

Pelabuhan Indonesia II PT, 4.25%, 5/5/25	200	204

Pertamina Persero PT, 4.30%, 5/20/23	95	100
6.00%, 5/3/42	80	88
5.63%, 5/20/43	100	105
4.88%, 5/3/22	154	166

Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25 (2)	80	86
4.55%, 3/29/26 (2)	359	389
		8,772

Iraq – 0.1%

Iraq International Bond, 5.80%, 1/15/28	110	90

Israel – 0.0%

Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23 (2)	25	27

Ivory Coast – 1.4%

Ivory Coast Government International Bond, 11.50%, 12/31/32 (4)	1,273	1,254

Jamaica – 1.4%

Jamaica Government International Bond, 13.50%, 4/28/28	611	698
16.00%, 3/15/39	480	574
		1,272

Jordan – 0.0%

Jordan Government International Bond, 6.13%, 1/29/26 (2)	20	22

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

Kazakhstan – 1.7%

Kazakhstan Government International Bond, 5.13%, 7/21/25	$100	$113
4.88%, 10/14/44	200	209
3.88%, 10/14/24 (2)	405	424

KazMunayGas National Co. JSC, 9.13%, 7/2/18	225	249
7.00%, 5/5/20	250	279
6.38%, 4/9/21	200	221
		1,495

Kenya – 0.5%

Kenya Government International Bond, 5.88%, 6/24/19	300	311
6.88%, 6/24/24	110	108
		419

Lebanon – 0.2%

Lebanon Government International Bond, 6.65%, 11/3/28	215	211

Malaysia – 4.2%

Malaysia Government Bond, 3.65%, 10/31/19 (MYR)	2,330	574
4.05%, 9/30/21 (MYR)	3,290	824
7.60%, 9/30/22 (MYR)	2,770	682
3.80%, 8/17/23 (MYR)	764	189
7.92%, 9/15/25 (MYR)	4,358	1,076
4.50%, 4/15/30 (MYR)	460	117
4.25%, 5/31/35 (MYR)	400	98

Malaysia Government Investment Issue, 4.25%, 9/30/30 (MYR)	666	166
		3,726

Mexico – 8.3%

Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (2)(3)(6)	90	88

Mexican Bonos, 5.00%, 12/11/19 (MXN)	25,152	1,274
6.50%, 6/10/21 (MXN)	6,400	340
20.00%, 12/5/24 (MXN)	26,120	1,704
5.75%, 3/5/26 (MXN)	480	24
7.50%, 6/3/27 (MXN)	2,900	166
7.75%, 5/29/31 (MXN)	6,290	368
7.75%, 11/23/34 (MXN)	4,700	276
10.00%, 11/20/36 (MXN)	3,200	230
7.75%, 11/13/42 (MXN)	802	48

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

Mexico – 8.3% – continued

Mexican Udibonos, 4.00%, 6/13/19 (MXN)	$230	$68
4.00%, 11/15/40 (MXN)	536	171

Mexico City Airport Trust, 4.25%, 10/31/26 (2)(6)	40	40

Mexico Government International Bond, 3.60%, 1/30/25	200	207
4.13%, 1/21/26	200	215
6.75%, 9/27/34	61	81
6.05%, 1/11/40	40	49
9.50%, 3/8/44	268	278
4.60%, 1/23/46	165	167
4.35%, 1/15/47	675	665

Petroleos Mexicanos, 6.38%, 2/4/21	70	76
4.63%, 9/21/23 (2)(6)	130	130
13.76%, 8/4/26	340	383
5.50%, 6/27/44	190	165
5.63%, 1/23/46	21	18
6.75%, 9/21/47 (2)(6)	120	120
		7,351

Mongolia – 0.1%

Mongolia Government International Bond, 10.90%, 4/6/21	30	32
5.13%, 12/5/22	100	88
		120

Morocco – 0.1%

OCP S.A., 5.63%, 4/25/24	80	87

Namibia – 0.1%

Namibia International Bonds, 5.25%, 10/29/25 (2)	60	63

Netherlands – 1.3%

GTH Finance B.V., 7.25%, 4/26/23	75	82

Petrobras Global Finance B.V., 16.76%, 5/23/21	871	952
8.75%, 5/23/26	119	131
		1,165

Oman – 0.3%

Lamar Funding Ltd.,

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

Oman – 0.3% – continued
3.96%, 5/7/25	$200	$190

Oman Government International Bond, 3.63%, 6/15/21 (2)	80	81
		271

Pakistan – 0.1%

Pakistan Government International Bond, 8.25%, 4/15/24 (2)	50	55
8.25%, 9/30/25 (2)	50	55
		110

Panama – 0.7%

Panama Government International Bond, 4.00%, 9/22/24	85	93
3.75%, 3/16/25	150	162
7.13%, 1/29/26	128	172
8.88%, 9/30/27	116	174
9.38%, 4/1/29	35	54
		655

Paraguay – 0.5%

Paraguay Government International Bond, 4.63%, 1/25/23	205	217
6.10%, 8/11/44 (2)	75	85
5.00%, 4/15/26 (2)	120	131
		433

Peru – 1.1%

Corp. Financiera de Desarrollo S.A., 4.75%, 7/15/25	100	110

Peruvian Government International Bond, 7.35%, 7/21/25	50	69
6.35%, 8/12/28 (PEN)	237	70
8.75%, 11/21/33	30	49
6.55%, 3/14/37	45	64
6.90%, 8/12/37 (PEN)	1,790	573
		935

Philippines – 0.2%

Philippine Government Bond, 3.63%, 9/9/25 (PHP)	3,290	68

Philippine Government International Bond, 4.00%, 1/15/21	100	108
		176

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

Poland – 3.4%

Poland Government Bond, 5.50%, 10/25/19 (PLN)	$1,140	$330
1.50%, 4/25/20 (PLN)	340	87
5.25%, 10/25/20 (PLN)	1,300	381
5.75%, 9/23/22 (PLN)	1,840	569
6.50%, 7/25/25 (PLN)	2,819	761
2.50%, 7/25/26 (PLN)	3,340	844
		2,972

Qatar – 0.1%

Ooredoo International Finance Ltd., 3.75%, 6/22/26 (2)	100	104

Romania – 0.9%

Romania Government Bond, 9.50%, 2/24/25 (RON)	1,095	316
5.80%, 7/26/27 (RON)	1,100	348

Romanian Government International Bond, 6.13%, 1/22/44	100	136
		800

Russia – 3.9%

Russian Federal Bond – OFZ, 7.40%, 6/14/17 (RUB)	10,930	173
7.50%, 2/27/19 (RUB)	19,820	310
7.60%, 4/14/21 (RUB)	6,880	107
7.60%, 7/20/22 (RUB)	11,500	178
14.00%, 8/16/23 (RUB)	74,342	1,120
7.75%, 9/16/26 (RUB)	818	13
8.15%, 2/3/27 (RUB)	6,325	102
7.05%, 1/19/28 (RUB)	11,900	177

Russian Foreign Bond – Eurobond, 4.88%, 9/16/23	400	440
12.80%, 6/24/28	85	153
11.26%, 4/4/42	600	695
		3,468

Senegal – 0.0%

Senegal Government International Bond, 6.25%, 7/30/24 (2)	35	36

Serbia – 0.6%

Serbia International Bond, 4.88%, 2/25/20	225	236
7.25%, 9/28/21	230	268
		504

Slovenia – 0.4%

Slovenia Government International Bond,

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

Slovenia – 0.4% – continued

4.13%, 2/18/19	$310	$327

South Africa – 6.0%

Eskom Holdings SOC Ltd., 6.75%, 8/6/23	140	144

MTN Mauritius Investment Ltd., 4.76%, 11/11/24	150	145

South Africa Government Bond, 6.75%, 3/31/21 (ZAR)	2,744	190
7.75%, 2/28/23 (ZAR)	6,831	484
21.00%, 12/21/26 (ZAR)	25,994	2,126
8.00%, 1/31/30 (ZAR)	4,829	324
7.00%, 2/28/31 (ZAR)	2,694	164
16.50%, 3/31/32 (ZAR)	13,165	889
6.25%, 3/31/36 (ZAR)	4,694	250
8.75%, 2/28/48 (ZAR)	1,130	77

South Africa Government International Bond, 5.88%, 9/16/25	155	176
4.30%, 10/12/28 (7)	140	139
6.25%, 3/8/41	75	90
5.38%, 7/24/44	65	71
		5,269

Sri Lanka – 0.8%

Sri Lanka Government International Bond, 5.75%, 1/18/22 (2)	60	61
6.13%, 6/3/25	165	169
6.85%, 11/3/25 (2)	220	236
6.83%, 7/18/26	225	242
		708

Thailand – 1.6%

Thailand Government Bond, 3.88%, 6/13/19 (THB)	4,500	138
3.63%, 6/16/23 (THB)	5,340	170
7.70%, 12/12/25 (THB)	21,892	725
3.58%, 12/17/27 (THB)	2,810	92
4.88%, 6/22/29 (THB)	8,490	314
		1,439

Tunisia – 0.1%

Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	100	98

Turkey – 5.9%

Export Credit Bank of Turkey, 5.38%, 2/8/21	200	205

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

Turkey – 5.9% – continued

TC Ziraat Bankasi A.S., 4.75%, 4/29/21	$40	$40

Turkey Government Bond, 6.30%, 2/14/18 (TRY)	805	262
8.50%, 7/10/19 (TRY)	1,466	487
9.50%, 1/12/22 (TRY)	447	151
7.10%, 3/8/23 (TRY)	760	226
16.00%, 3/12/25 (TRY)	5,916	1,810

Turkey Government International Bond, 5.13%, 3/25/22	205	214
3.25%, 3/23/23	50	47
8.50%, 4/14/26	495	484
4.88%, 10/9/26	260	265
6.00%, 1/14/41	45	48
4.88%, 4/16/43	415	387
13.26%, 2/17/45	480	559
		5,185

Ukraine – 2.2%

Ukraine Government International Bond, 7.75%, 9/1/21 (2)	13	13
7.75%, 9/1/23	160	154
7.75%, 9/1/25	225	214
7.75%, 9/1/26	200	190
2.61%, 5/31/40 (3)	1,018	330
7.75%, 9/1/19 (2)	611	605
7.75%, 9/1/20 (2)	325	318
7.75%, 9/1/24 (2)	139	133
		1,957

United Kingdom – 0.7%

Oschadbank Via SSB #1 PLC, 9.38%, 3/10/23 (4)	200	194

Ukreximbank Via Biz Finance PLC, 19.26%, 4/27/22	305	300
9.75%, 1/22/25	100	96
		590

Uruguay – 0.7%

Uruguay Government International Bond, 4.38%, 10/27/27	178	191
10.20%, 6/18/50	399	415
		606

Venezuela – 1.8%

Petroleos de Venezuela S.A.,

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 89.2% – continued

Venezuela – 1.8% – continued
5.25%, 4/12/17	$65	$55
8.50%, 11/2/17	59	50
18.00%, 11/17/21	300	170
12.80%, 2/17/22	65	43
12.00%, 5/16/24	751	321
12.00%, 11/15/26	291	122
5.38%, 4/12/27	127	53
9.75%, 5/17/35	40	21
5.50%, 4/12/37	60	25

Venezuela Government International Bond, 7.00%, 12/1/18	15	11
7.75%, 10/13/19	180	111
6.00%, 12/9/20	35	19
25.60%, 8/23/22	184	120
18.00%, 5/7/23	341	173
8.25%, 10/13/24	70	34
7.65%, 4/21/25	25	12
11.80%, 10/21/26	115	68
9.25%, 9/15/27	74	40
12.00%, 8/5/31	110	66
9.38%, 1/13/34	89	46
7.00%, 3/31/38	88	41
		1,601

Vietnam – 0.3%

Vietnam Government International Bond, 4.80%, 11/19/24	265	282

Zambia – 0.2%

Zambia Government International Bond, 8.50%, 4/14/24	200	197
Total Foreign Issuer Bonds
(Cost $76,978)		78,672

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.5%

Northern Institutional Funds - Diversified Assets Portfolio, 0.08% ^(8)(9)	3,964,906	$3,965
Total Investment Companies
(Cost $3,965)		3,965

Total Investments – 95.0%
(Cost $82,031)		83,816

Other Assets less Liabilities – 5.0%		4,408
NET ASSETS – 100.0%		$88,224

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(4)	Step coupon bond. Rate as of September 30, 2016 is disclosed.
(5)	Zero coupon bond.
(6)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of these restricted illiquid securities amounted to approximately $455,000 or 0.05% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26	8/4/16	$89

BGEO Group JSC, 6.00%, 7/26/23	7/19/16	74

Mexico City Airport Trust, 4.25%, 10/31/26	9/22/16	40

Petroleos Mexicanos, 4.63%, 9/21/23	9/13/16	130

Petroleos Mexicanos, 6.75%, 9/21/47	9/13/16	120

(7)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of September 30, 2016 is disclosed.

^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	Brazilian Real	457	United States Dollar	142	10/4/16	$2
Barclays	Brazilian Real	263	United States Dollar	81	10/4/16	–*
Barclays	Brazilian Real	37	United States Dollar	11	10/4/16	–*
Barclays	Brazilian Real	151	United States Dollar	46	10/4/16	–*
Barclays	Brazilian Real	308	United States Dollar	95	10/4/16	–*
Barclays	Brazilian Real	628	United States Dollar	190	10/4/16	(3)
Barclays	Brazilian Real	1,093	United States Dollar	334	11/3/16	2
Barclays	Brazilian Real	308	United States Dollar	94	11/3/16	1
Barclays	Brazilian Real	26	United States Dollar	8	11/3/16	–*
Barclays	Brazilian Real	103	United States Dollar	31	11/3/16	–*
Barclays	Chilean Peso	233,860	United States Dollar	347	10/17/16	(9)
Barclays	Colombian Peso	320,870	United States Dollar	110	10/18/16	(1)
Barclays	Hungarian Forint	16,495	United States Dollar	60	10/17/16	–*
Barclays	Indonesian Rupiah	1,424,060	United States Dollar	110	10/17/16	1
Barclays	Indonesian Rupiah	784,200	United States Dollar	60	10/17/16	–*
Barclays	Indonesian Rupiah	1,330,063	United States Dollar	100	10/17/16	(2)
Barclays	Indonesian Rupiah	11,634,112	United States Dollar	877	10/17/16	(14)
Barclays	Malaysian Ringgit	646	United States Dollar	157	10/17/16	1
Barclays	Malaysian Ringgit	372	United States Dollar	90	10/17/16	–*
Barclays	Malaysian Ringgit	207	United States Dollar	50	10/17/16	–*
Barclays	Mexican Peso	789	United States Dollar	41	10/17/16	1
Barclays	Mexican Peso	1,366	United States Dollar	70	10/17/16	–*
Barclays	Mexican Peso	2,379	United States Dollar	120	10/17/16	(2)
Barclays	Peruvian Nuevo Sol	650	United States Dollar	193	10/17/16	1
Barclays	Philippine Peso	3,392	United States Dollar	70	10/17/16	–*
Barclays	Philippine Peso	7,675	United States Dollar	158	10/17/16	–*
Barclays	Polish Zloty	114	United States Dollar	30	10/3/16	–*
Barclays	Polish Zloty	382	United States Dollar	100	10/17/16	–*
Barclays	Russian Ruble	8,390	United States Dollar	131	10/17/16	(2)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	Singapore Dollar	508	United States Dollar	373	10/17/16	$–*
Barclays	South African Rand	1,759	United States Dollar	130	10/17/16	2
Barclays	South African Rand	1	United States Dollar	–	11/18/16	–*
Barclays	South African Rand	2,421	United States Dollar	166	11/18/16	(9)
Barclays	Turkish Lira	269	United States Dollar	90	10/17/16	1
Barclays	United States Dollar	33	Brazilian Real	107	10/4/16	–*
Barclays	United States Dollar	11	Brazilian Real	37	10/4/16	–*
Barclays	United States Dollar	53	Brazilian Real	173	10/4/16	–*
Barclays	United States Dollar	81	Brazilian Real	263	10/4/16	–*
Barclays	United States Dollar	141	Brazilian Real	457	10/4/16	–*
Barclays	United States Dollar	95	Brazilian Real	308	10/4/16	(1)
Barclays	United States Dollar	100	Colombian Peso	296,500	10/18/16	3
Barclays	United States Dollar	240	Hungarian Forint	66,365	10/17/16	2
Barclays	United States Dollar	135	Malaysian Ringgit	548	10/17/16	(3)
Barclays	United States Dollar	32	Mexican Peso	613	10/17/16	–*
Barclays	United States Dollar	22	Mexican Peso	421	10/17/16	(1)
Barclays	United States Dollar	130	Peruvian Nuevo Sol	443	10/17/16	1
Barclays	United States Dollar	81	Peruvian Nuevo Sol	275	10/17/16	1
Barclays	United States Dollar	33	Peruvian Nuevo Sol	113	10/17/16	–*
Barclays	United States Dollar	100	Peruvian Nuevo Sol	339	10/17/16	–*
Barclays	United States Dollar	214	Philippine Peso	10,249	10/17/16	(2)
Barclays	United States Dollar	94	Polish Zloty	364	10/17/16	1
Barclays	United States Dollar	30	Polish Zloty	114	10/17/16	–*
Barclays	United States Dollar	22	Romanian Leu	87	10/17/16	–*
Barclays	United States Dollar	330	Romanian Leu	1,303	10/17/16	–*
Barclays	United States Dollar	94	Russian Ruble	6,190	10/17/16	4
Barclays	United States Dollar	275	South African Rand	4,010	11/18/16	14
Barclays	United States Dollar	47	South African Rand	637	11/18/16	(1)
Barclays	United States Dollar	281	Thai Baht	9,805	10/17/16	2

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	United States Dollar	90	Thai Baht	3,123	10/17/16	$–*
Barclays	United States Dollar	45	Turkish Lira	135	10/17/16	–*
Barclays	United States Dollar	100	Turkish Lira	299	10/17/16	(1)
Barclays	United States Dollar	402	Turkish Lira	1,209	10/17/16	(1)
BNP	Brazilian Real	4,944	United States Dollar	1,521	10/4/16	2
BNP	Brazilian Real	447	United States Dollar	137	10/4/16	–*
BNP	Brazilian Real	3,213	United States Dollar	986	11/3/16	8
BNP	Brazilian Real	184	United States Dollar	56	11/3/16	–*
BNP	Chinese Yuan Renminbi	8,523	United States Dollar	1,270	11/16/16	(4)
BNP	Colombian Peso	75,562	United States Dollar	26	11/16/16	–*
BNP	Colombian Peso	73,573	United States Dollar	25	11/16/16	–*
BNP	Euro	450	United States Dollar	504	12/7/16	(3)
BNP	Indian Rupee	55,578	United States Dollar	828	11/16/16	(1)
BNP	Indonesian Rupiah	1,548,918	United States Dollar	119	11/16/16	1
BNP	Indonesian Rupiah	494,874	United States Dollar	38	11/16/16	–*
BNP	Indonesian Rupiah	484,996	United States Dollar	37	11/16/16	–*
BNP	Indonesian Rupiah	1,266,994	United States Dollar	97	11/16/16	–*
BNP	Indonesian Rupiah	18,070,358	United States Dollar	1,373	11/16/16	(7)
BNP	Mexican Peso	4,200	United States Dollar	215	11/16/16	–*
BNP	Mexican Peso	4,349	United States Dollar	218	11/16/16	(5)
BNP	Peruvian Nuevo Sol	65	United States Dollar	19	11/16/16	–*
BNP	Peruvian Nuevo Sol	237	United States Dollar	69	11/16/16	–*
BNP	Russian Ruble	1,875	United States Dollar	29	11/16/16	(1)
BNP	Thai Baht	900	United States Dollar	26	11/16/16	–*
BNP	Thai Baht	1,145	United States Dollar	33	11/16/16	–*
BNP	United States Dollar	447	Brazilian Real	1,496	10/4/16	13
BNP	United States Dollar	107	Brazilian Real	351	10/4/16	1
BNP	United States Dollar	224	Brazilian Real	730	10/4/16	–*
BNP	United States Dollar	89	Brazilian Real	290	10/4/16	–*

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	United States Dollar	138	Brazilian Real	447	10/4/16	$–*
BNP	United States Dollar	213	Brazilian Real	690	10/4/16	(1)
BNP	United States Dollar	1,523	Brazilian Real	4,944	10/4/16	(5)
BNP	United States Dollar	994	Brazilian Real	3,213	10/4/16	(7)
BNP	United States Dollar	21	Chilean Peso	14,173	11/16/16	–*
BNP	United States Dollar	20	Chinese Yuan Renminbi	134	11/16/16	–*
BNP	United States Dollar	842	Colombian Peso	2,467,384	11/16/16	6
BNP	United States Dollar	127	Colombian Peso	367,888	11/16/16	–*
BNP	United States Dollar	115	Colombian Peso	333,364	11/16/16	(1)
BNP	United States Dollar	216	Colombian Peso	626,400	11/16/16	(1)
BNP	United States Dollar	592	Hungarian Forint	161,462	11/16/16	(3)
BNP	United States Dollar	585	Malaysian Ringgit	2,411	11/16/16	(1)
BNP	United States Dollar	104	Mexican Peso	2,021	11/16/16	–*
BNP	United States Dollar	1,265	Peruvian Nuevo Sol	4,273	11/16/16	(9)
BNP	United States Dollar	85	Philippine Peso	4,089	11/16/16	(1)
BNP	United States Dollar	54	Romanian Leu	214	11/16/16	–*
BNP	United States Dollar	33	Romanian Leu	131	11/16/16	–*
BNP	United States Dollar	919	Russian Ruble	59,360	11/16/16	15
Citibank	Brazilian Real	457	United States Dollar	140	11/3/16	1
Citibank	Hong Kong Dollar	3,187	United States Dollar	411	11/16/16	–*
Citibank	Hungarian Forint	298,791	Euro	973	11/16/16	5
Citibank	Hungarian Forint	5,236	United States Dollar	19	11/16/16	–*
Citibank	Malaysian Ringgit	153	United States Dollar	37	11/16/16	–*
Citibank	Mexican Peso	472	United States Dollar	24	11/16/16	–*
Citibank	Mexican Peso	765	United States Dollar	39	11/16/16	–*
Citibank	Mexican Peso	4,005	United States Dollar	203	11/16/16	(2)
Citibank	Mexican Peso	10,130	United States Dollar	516	11/16/16	(3)
Citibank	Polish Zloty	263	United States Dollar	69	11/16/16	–*
Citibank	Polish Zloty	131	United States Dollar	34	11/16/16	–*

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	South African Rand	2,109	United States Dollar	153	11/16/16	$1
Citibank	South African Rand	483	United States Dollar	35	11/16/16	–*
Citibank	South African Rand	625	United States Dollar	45	11/16/16	–*
Citibank	Turkish Lira	99	United States Dollar	33	11/16/16	–*
Citibank	United States Dollar	120	Chilean Peso	79,572	10/17/16	1
Citibank	United States Dollar	8	Hungarian Forint	2,200	11/16/16	–*
Citibank	United States Dollar	24	Mexican Peso	472	10/4/16	–*
Citibank	United States Dollar	988	Mexican Peso	19,727	11/16/16	23
Citibank	United States Dollar	211	Mexican Peso	4,112	11/16/16	–*
Citibank	United States Dollar	69	Polish Zloty	263	10/4/16	–*
Citibank	United States Dollar	51	Polish Zloty	195	11/16/16	–*
Citibank	United States Dollar	1,079	Polish Zloty	4,115	11/16/16	(4)
Citibank	United States Dollar	15	Romanian Leu	60	11/16/16	–*
Citibank	United States Dollar	1,196	Thai Baht	41,444	11/16/16	(1)
Citibank	United States Dollar	17	Turkish Lira	51	11/16/16	–*
Citibank	United States Dollar	219	Turkish Lira	657	11/16/16	(2)
Citibank	United States Dollar	210	Turkish Lira	629	11/16/16	(2)
JPMorgan Chase	Brazilian Real	277	United States Dollar	85	10/4/16	–*
JPMorgan Chase	Brazilian Real	171	United States Dollar	53	10/4/16	–*
JPMorgan Chase	Brazilian Real	173	United States Dollar	52	10/4/16	(1)
JPMorgan Chase	Brazilian Real	308	United States Dollar	94	11/3/16	1
JPMorgan Chase	Brazilian Real	170	United States Dollar	52	11/3/16	–*
JPMorgan Chase	Chilean Peso	129,327	United States Dollar	192	10/17/16	(5)
JPMorgan Chase	Malaysian Ringgit	587	United States Dollar	143	10/17/16	1
JPMorgan Chase	Malaysian Ringgit	561	United States Dollar	136	10/17/16	–*
JPMorgan Chase	Mexican Peso	2,360	United States Dollar	120	10/17/16	(1)
JPMorgan Chase	Mexican Peso	2,368	United States Dollar	120	10/17/16	(2)
JPMorgan Chase	Philippine Peso	8,327	United States Dollar	172	10/17/16	–*
JPMorgan Chase	Romanian Leu	119	United States Dollar	30	10/17/16	–*

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	Russian Ruble	5,131	United States Dollar	80	10/17/16	$(2)
JPMorgan Chase	Russian Ruble	15,402	United States Dollar	239	10/17/16	(5)
JPMorgan Chase	Singapore Dollar	508	United States Dollar	373	10/17/16	—*
JPMorgan Chase	South African Rand	2,421	United States Dollar	166	11/18/16	(9)
JPMorgan Chase	Thai Baht	2,768	United States Dollar	80	10/17/16	—*
JPMorgan Chase	United States Dollar	84	Brazilian Real	277	10/4/16	1
JPMorgan Chase	United States Dollar	52	Brazilian Real	171	10/4/16	—*
JPMorgan Chase	United States Dollar	95	Brazilian Real	308	10/4/16	(1)
JPMorgan Chase	United States Dollar	240	Hungarian Forint	66,365	10/17/16	2
JPMorgan Chase	United States Dollar	32	Mexican Peso	613	10/17/16	—*
JPMorgan Chase	United States Dollar	22	Mexican Peso	421	10/17/16	(1)
JPMorgan Chase	United States Dollar	80	Peruvian Nuevo Sol	275	10/17/16	1
JPMorgan Chase	United States Dollar	67	Peruvian Nuevo Sol	227	10/17/16	—*
JPMorgan Chase	United States Dollar	214	Philippine Peso	10,249	10/17/16	(2)
JPMorgan Chase	United States Dollar	94	Polish Zloty	364	10/17/16	1
JPMorgan Chase	United States Dollar	22	Romanian Leu	87	10/17/16	—*
JPMorgan Chase	United States Dollar	95	Russian Ruble	6,190	10/17/16	4
JPMorgan Chase	United States Dollar	—	Thai Baht	15	10/17/16	—*
JPMorgan Chase	United States Dollar	210	Turkish Lira	626	10/17/16	(2)
Standard Chartered Bank	Brazilian Real	308	United States Dollar	94	10/4/16	—*
Standard Chartered Bank	Brazilian Real	153	United States Dollar	47	10/4/16	—*
Standard Chartered Bank	Brazilian Real	42	United States Dollar	13	10/4/16	—*
Standard Chartered Bank	Brazilian Real	173	United States Dollar	52	10/4/16	(1)
Standard Chartered Bank	Brazilian Real	308	United States Dollar	94	11/3/16	1
Standard Chartered Bank	Chilean Peso	75,160	United States Dollar	111	10/17/16	(3)
Standard Chartered Bank	Mexican Peso	457	United States Dollar	24	10/17/16	—*
Standard Chartered Bank	Peruvian Nuevo Sol	868	United States Dollar	257	10/17/16	1
Standard Chartered Bank	Singapore Dollar	508	United States Dollar	373	10/17/16	—*

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Standard Chartered Bank	South African Rand	1,538	United States Dollar	112	10/4/16	$—*
Standard Chartered Bank	South African Rand	2,421	United States Dollar	166	11/18/16	(9)
Standard Chartered Bank	Thai Baht	1,733	United States Dollar	50	10/17/16	—*
Standard Chartered Bank	United States Dollar	47	Brazilian Real	153	10/4/16	—*
Standard Chartered Bank	United States Dollar	13	Brazilian Real	42	10/4/16	—*
Standard Chartered Bank	United States Dollar	95	Brazilian Real	308	10/4/16	(1)
Standard Chartered Bank	United States Dollar	173	Brazilian Real	(53)	10/4/16	—*
Standard Chartered Bank	United States Dollar	135	Malaysian Ringgit	548	10/17/16	(3)
Standard Chartered Bank	United States Dollar	70	Mexican Peso	1,357	10/17/16	—*
Standard Chartered Bank	United States Dollar	32	Mexican Peso	613	10/17/16	—*
Standard Chartered Bank	United States Dollar	22	Mexican Peso	421	10/17/16	(1)
Standard Chartered Bank	United States Dollar	81	Peruvian Nuevo Sol	275	10/17/16	1
Standard Chartered Bank	United States Dollar	214	Philippine Peso	10,249	10/17/16	(2)
Standard Chartered Bank	United States Dollar	214	Philippine Peso	10,249	10/17/16	(2)
Standard Chartered Bank	United States Dollar	94	Polish Zloty	364	10/17/16	1
Standard Chartered Bank	United States Dollar	22	Romanian Leu	87	10/17/16	—*
Standard Chartered Bank	United States Dollar	94	Russian Ruble	6,190	10/17/16	4
Standard Chartered Bank	United States Dollar	1,170	Singapore Dollar	1,590	10/17/16	(4)
Standard Chartered Bank	United States Dollar	131	Thai Baht	4,573	10/17/16	1
Standard Chartered Bank	United States Dollar	69	Thai Baht	2,422	10/17/16	1
UBS	Brazilian Real	173	United States Dollar	52	10/4/16	(1)
UBS	Brazilian Real	308	United States Dollar	94	11/3/16	1
UBS	Singapore Dollar	508	United States Dollar	373	10/17/16	—*
UBS	United States Dollar	95	Brazilian Real	308	10/4/16	(1)
UBS	United States Dollar	135	Malaysian Ringgit	548	10/17/16	(3)
UBS	United States Dollar	32	Mexican Peso	613	10/17/16	—*
UBS	United States Dollar	22	Mexican Peso	421	10/17/16	(1)
UBS	United States Dollar	22	Romanian Leu	87	10/17/16	—*
UBS	United States Dollar	95	Russian Ruble	6,190	10/17/16	4

Total						$(36)

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

At September 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
10-Year Euro Bund	(2)	$372	Short	12/16	$(2)
10-Year U.S. Treasury Note	5	656	Long	12/16	3
Euro Dollar	(15)	3,716	Short	12/16	5

Total					$6

As of September 30, 2016, the Fund had the following credit default swap agreements outstanding:

COUNTERPARTY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATE	REFERENCE ENTITY/SECURITY	NOTIONAL AMOUNT	EXPIRATION DATE	FAIR VALUE (000s)	PREMIUMS PAID/ (RECEIVED) (000s)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Buy	(1.00%)	Colombia Government Bond, 10.375%, 1/28/33	$601,000	12/20/21	$21	$25	$(4)
BNP	Buy	(1.00%)	South Africa Government Bond, 5.5%, 3/9/20	400,000	12/20/21	29	31	(2)
BNP	Buy	(1.00%)	Russia Government Bond, 7.50%, 3/31/30	650,000	12/20/21	37	39	(2)
BNP	Buy	(1.00%)	Qatar Government Bond, 9.75%, 6/15/30	575,000	12/20/21	(2)	(1)	(1)
BNP	Buy	(1.00%)	China Government Bond, 7.50%, 10/28/27	900,000	12/20/21	–	4	(4)

Total								$(13)

As of September 30, 2016, the Fund had the following currency swap agreement outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	3-month USD LIBOR BBA	8.64%	7,132,704	TRY	10/24/17	$5

Total						$5

As of September 30, 2016, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Brazil CETIP InterBank Deposit Rate	12.76%	7,742,385	BRL	1/2/18	$5
BNP	Brazil CETIP InterBank Deposit Rate	12.63%	1,760,160	BRL	1/2/19	9
BNP	Brazil CETIP InterBank Deposit Rate	12.59%	6,536,555	BRL	1/2/18	4
BNP	Brazil CETIP InterBank Deposit Rate	12.30%	803,820	BRL	1/4/21	8
BNP	Brazil CETIP InterBank Deposit Rate	12.63%	3,711,015	BRL	1/2/18	2
Citibank	Brazil CETIP InterBank Deposit Rate	12.24%	2,725,903	BRL	1/2/19	10

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	UNREALIZED (DEPRECIATION) APPRECIATION (000s)
BNP	Brazil CETIP InterBank Deposit Rate	12.00%	3,055,735	BRL	1/2/19	$7
BNP	China 7 Day Repo Rate	2.58%	3,374,806	CNY	8/15/21	(5)
BNP	China 7 Day Repo Rate	2.61%	2,700,000	CNY	8/19/21	(2)
BNP	Brazil Cetip Interbank Deposit Rate	11.97%	2,318,881	BRL	1/2/19	6
BNP	0.66%	Budapest Interbank Offered Rate 3 Month	565,822,210	HUF	12/22/17	1

Total						$45

As of September 30, 2016, the Fund had the following centrally cleared interest rate swap agreement outstanding:

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
0.69%	Budapest Interbank Offered Rate 3 Month	618,842,503	HUF	12/21/17	$1

Total					$1

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	0.0%	(1)
A	14.2
BBB	19.2
BB	37.9
B	15.3
CCC or Below	6.8
Non-Rated	1.9
Cash Equivalents	4.7

Total	100.0%

* Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

(1)	Rounds to less than 0.1%.

At September 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	0.1%
Communications	0.4
Energy	5.2
Financial	2.4
Government	91.2
Industrial	0.3
Utilities	0.4

Total	100.0%

At September 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	49.2%
Indonesian Rupiah	8.3
Brazilian Real	7.7
Mexican Peso	5.8
South African Rand	5.6
All other currencies less than 5%	23.4

Total	100.0%

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds (1)	$–	$1,179	$–	$1,179
Foreign Issuer Bonds (1)	–	78,672	–	78,672
Investment Companies	3,965	–	–	3,965
Total Investments	$3,965	$79,851	$–	$83,816

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$143	$–	$143
Futures Contracts	8	–	–	8
Currency Swap Agreements	–	5	–	5
Bilateral Interest Rate Swap Agreements	–	52	–	52
Centrally Cleared Interest Rate Swap Agreements	–	1	–	1
Liabilities
Forward Foreign Currency Exchange Contracts	–	(179)	–	(179)
Futures Contracts	(2)	–	–	(2)
Credit Default Swap Agreements	–	(13)	–	(13)
Bilateral Interest Rate Swap Agreements	–	(7)	–	(7)
Total Other Financial Instruments	$6	$2	$–	$8

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BRL	Brazilian Real

CNY	Chinese Yuan Renminbi

COP	Colombian Peso

EUR	Euro

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 0.7%

Coal Operations – 0.7%

Foresight Energy LLC/Foresight Energy Finance Corp., 15.00%, 10/3/17 (1)	$2,379	$2,141

Exploration & Production – 0.0%

Chesapeake Energy Corp., 5.50%, 9/15/26	25	25
Total Convertible Bonds
(Cost $2,182)		2,166

CORPORATE BONDS – 66.4%

Advertising & Marketing – 0.3%

Acosta, Inc., 7.75%, 10/1/22 (2)	895	736

Lamar Media Corp., 5.75%, 2/1/26	100	108
		844

Aerospace & Defense – 0.1%

TransDigm, Inc., 7.50%, 7/15/21	90	96
6.00%, 7/15/22	90	95
6.38%, 6/15/26 (2)(3)	250	258
		449

Apparel & Textile Products – 0.1%

Hanesbrands, Inc., 4.88%, 5/15/26 (2)	330	338

Auto Parts Manufacturing – 0.1%

American Axle & Manufacturing, Inc., 6.63%, 10/15/22	150	159

Goodyear Tire & Rubber (The) Co., 5.00%, 5/31/26	75	77

ZF North America Capital, Inc., 4.00%, 4/29/20 (2)	180	190
		426

Banks – 0.0%

Washington Mutual Bank, 3.24%, 12/31/40 (4)(5)	250	54

Cable & Satellite – 2.8%

Altice US Finance I Corp., 5.50%, 5/15/26 (2)	320	329

Block Communications, Inc., 7.25%, 2/1/20 (2)	250	256

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Cable & Satellite – 2.8% – continued

Cablevision Systems Corp., 5.88%, 9/15/22	$100	$91

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	265	276
6.63%, 1/31/22	245	257
5.25%, 9/30/22	295	308
5.13%, 5/1/23 (2)	80	83
5.75%, 9/1/23	400	423
5.38%, 5/1/25 (2)	240	252
5.75%, 2/15/26 (2)	380	403
5.88%, 5/1/27 (2)	415	442

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (2)	800	824
5.13%, 12/15/21 (2)	301	301
7.75%, 7/15/25 (2)	125	135

CSC Holdings LLC, 7.88%, 2/15/18	225	241
7.63%, 7/15/18	210	226
5.25%, 6/1/24	515	489
10.90%, 10/15/25 (2)	660	772
5.50%, 4/15/27 (2)	400	409

DISH DBS Corp., 6.75%, 6/1/21	265	286
5.88%, 11/15/24	1,160	1,145
7.75%, 7/1/26 (2)	185	197

RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20	175	187

Wave Holdco LLC/Wave Holdco Corp., 8.25%, 7/15/19 (1)(2)	268	270

WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/1/20 (2)	100	104

WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.30%, 7/15/19	235	247
		8,953

Casinos & Gaming – 2.1%

Boyd Gaming Corp., 6.88%, 5/15/23	850	920
6.38%, 4/1/26 (2)	475	509

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Casinos & Gaming – 2.1% – continued

Choctaw Resort Development Enterprise, 7.25%, 11/15/19 (2)	$250	$250

GLP Capital L.P./GLP Financing II, Inc., 4.88%, 11/1/20	555	598
5.38%, 11/1/23	170	183

Golden Nugget Escrow, Inc., 8.50%, 12/1/21 (2)	150	158

Isle of Capri Casinos, Inc., 8.88%, 6/15/20	100	106
5.88%, 3/15/21	350	365

MGM Resorts International, 8.63%, 2/1/19	175	197
6.75%, 10/1/20	400	448

Mohegan Tribal Gaming Authority, 9.75%, 9/1/21	995	1,073
10/15/24 (6)	150	150

Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 6.13%, 8/15/21 (2)	50	52

Scientific Games International, Inc., 6.25%, 9/1/20	355	273
6.63%, 5/15/21	260	198
10.00%, 12/1/22	1,065	983

Station Casinos LLC, 7.50%, 3/1/21	210	222
		6,685

Chemicals – 0.8%

Hercules, Inc., 6.50%, 6/30/29	1,960	1,764

Momentive Performance Materials, Inc., 3.88%, 10/24/21	145	121

PQ Corp., 6.75%, 11/15/22 (2)	240	254

TPC Group, Inc., 8.75%, 12/15/20 (2)	250	194

Valvoline, Inc., 5.50%, 7/15/24 (2)	75	79

Versum Materials, Inc., 5.50%, 9/30/24 (2)(3)	50	51
		2,463

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Coal Operations – 1.9%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	$125	$100
6.38%, 3/15/24	50	26

Foresight Energy LLC/Foresight Energy Finance Corp., 9.00%, 8/15/21 (2)(3)(7)	6,622	5,943

Murray Energy Corp., 11.30%, 4/15/21 (2)	50	28

Peabody Energy Corp., 6.25%, 11/15/21 (8)	250	60
		6,157

Commercial Finance – 0.9%

CIT Group, Inc., 5.00%, 5/15/17	675	688
5.25%, 3/15/18	435	453
6.63%, 4/1/18 (2)	640	679
5.50%, 2/15/19 (2)(3)	490	519
3.88%, 2/19/19	355	362
5.00%, 8/15/22	25	27
		2,728

Communications Equipment – 0.2%

Alcatel-Lucent USA, Inc., 6.50%, 1/15/28	50	54

Avaya, Inc., 7.00%, 4/1/19 (2)(3)	150	111

CommScope Technologies Finance LLC, 6.00%, 6/15/25 (2)	205	218

Riverbed Technology, Inc., 8.88%, 3/1/23 (2)	125	134
		517

Construction Materials Manufacturing – 0.4%

Standard Industries, Inc., 5.38%, 11/15/24 (2)	250	258

US Concrete, Inc., 6.38%, 6/1/24	120	125

USG Corp., 6.30%, 11/15/16	85	85
9.50%, 1/15/18	505	548
5.50%, 3/1/25 (2)	100	107
		1,123

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4.% – continued

Consumer Finance – 2.7%

Alliance Data Systems Corp., 5.38%, 8/1/22 (2)(3)	$175	$171

Ally Financial, Inc., 2.75%, 1/30/17	100	100
5.50%, 2/15/17	195	198
6.25%, 12/1/17	380	395
3.60%, 5/21/18	490	497
3.25%, 11/5/18	365	367
8.00%, 3/15/20	870	994
8.00%, 11/1/31	125	154

First Data Corp., 7.00%, 12/1/23 (2)	1,775	1,877
5.00%, 1/15/24 (2)	75	76

Ladder Capital Finance Holdings L.L.L.P./Ladder Capital Finance Corp., 5.88%, 8/1/21 (2)	1,240	1,178

MGIC Investment Corp., 5.75%, 8/15/23	75	78

Navient Corp., 5.50%, 1/15/19	100	102
4.88%, 6/17/19	835	832
6.63%, 7/26/21	25	25
5.50%, 1/25/23	350	321
7.25%, 9/25/23	50	50
6.13%, 3/25/24	525	489

Springleaf Finance Corp., 8.25%, 10/1/23	440	462
		8,366

Consumer Products – 1.8%

Edgewell Personal Care Co., 4.70%, 5/19/21	350	369
4.70%, 5/24/22	250	258

HRG Group, Inc., 7.75%, 1/15/22 (2)	4,434	4,595

Prestige Brands, Inc., 6.38%, 3/1/24 (2)	95	101

Revlon Consumer Products Corp., 6.25%, 8/1/24 (2)(3)	125	129

Spectrum Brands, Inc., 5.75%, 7/15/25	120	130
		5,582

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Consumer Services – 1.7%

ADT (The) Corp., 4.88%, 7/15/32 (2)	$250	$219

AMN Healthcare, Inc., 10/1/24 (2)(3)(6)	50	51

Ancestry.com Holdings LLC (100% Cash), 9.63%, 10/15/18 (1)(2)	2,410	2,440

APX Group, Inc., 8.75%, 12/1/20	165	162

Aramark Services, Inc., 5.13%, 1/15/24 (2)	430	447

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (2)	125	136

R.R. Donnelley & Sons Co., 7.25%, 5/15/18	14	15
7.63%, 6/15/20	455	493
7.88%, 3/15/21	295	322
7.00%, 2/15/22	21	22
6.50%, 11/15/23	155	156
6.00%, 4/1/24	250	248

Service Corp. International, 5.38%, 5/15/24	385	408

United Rentals North America, Inc., 5.75%, 11/15/24	110	114
		5,233

Containers & Packaging – 0.8%

Ball Corp., 4.38%, 12/15/20	325	347

Berry Plastics Corp., 6.00%, 10/15/22	230	243
5.13%, 7/15/23	245	249

BWAY Holding Co., 9.13%, 8/15/21 (2)	275	285

Graphic Packaging International, Inc., 4.13%, 8/15/24	50	50

Multi-Color Corp., 6.13%, 12/1/22 (2)	125	131

Owens-Brockway Glass Container, Inc., 5.38%, 1/15/25 (2)	250	260

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	135	139
6.88%, 2/15/21	255	265
5.13%, 7/15/23 (2)	355	366

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Containers & Packaging – 0.8% – continued

Sealed Air Corp., 5.50%, 9/15/25 (2)	$270	$290
		2,625

Department Stores – 0.2%

Dillard’s, Inc., 7.75%, 5/15/27	465	542

Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (2)	105	87
		629

Distributors – Consumer Discretionary – 0.7%

American Tire Distributors, Inc., 10.30%, 3/1/22 (2)	2,320	2,111

Diversified Banks – 0.5%

Bank of America Corp., 8.00%, 1/30/18 (9)	800	816

JPMorgan Chase & Co., 6.10%, 10/1/24 (9)	675	713
		1,529

Electrical Equipment Manufacturing – 0.0%

Cortes NP Acquisition Corp., 10/15/24 (6)	75	75

Entertainment Content – 0.5%

Liberty Interactive LLC, 8.50%, 7/15/29	160	175

Univision Communications, Inc., 6.75%, 9/15/22 (2)	550	584
5.13%, 5/15/23 (2)	250	253

WMG Acquisition Corp., 6.75%, 4/15/22 (2)	520	550
5.00%, 8/1/23 (2)(3)	50	51
		1,613

Entertainment Resources – 0.6%

AMC Entertainment, Inc., 5.75%, 6/15/25	215	217

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21	345	357

LTF Merger Sub, Inc., 8.50%, 6/15/23 (2)	300	309

National CineMedia LLC, 5.75%, 8/15/26 (2)	50	52

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Entertainment Resources – 0.6% – continued

Regal Entertainment Group, 5.75%, 3/15/22	$363	$375
5.75%, 6/15/23	150	152

Six Flags Entertainment Corp., 5.25%, 1/15/21 (2)	310	320
		1,782

Exploration & Production – 4.6%

Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp., 9.63%, 10/15/18	175	165

Antero Resources Corp., 5.38%, 11/1/21	225	228
5.13%, 12/1/22	820	826

Bill Barrett Corp., 7.63%, 10/1/19	25	22
7.00%, 10/15/22	25	19

Bonanza Creek Energy, Inc., 6.75%, 4/15/21	165	75
5.75%, 2/1/23	255	116

California Resources Corp., 5.50%, 9/15/21	98	52
8.00%, 12/15/22 (2)	125	83

Callon Petroleum Co., 10/1/24 (2)(3)(6)	100	103

Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50	50

Chesapeake Energy Corp., 6.50%, 8/15/17	225	228
6.63%, 8/15/20	100	94
6.88%, 11/15/20	100	93
6.13%, 2/15/21	360	330
5.38%, 6/15/21	400	348
8.00%, 12/15/22 (2)	25	25
5.75%, 3/15/23	202	172

Concho Resources, Inc., 5.50%, 4/1/23	195	201

Continental Resources, Inc., 7.13%, 4/1/21	75	77
5.00%, 9/15/22	365	364
4.50%, 4/15/23	305	293
3.80%, 6/1/24	580	531

Eclipse Resources Corp., 8.88%, 7/15/23	25	24

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Exploration & Production – 4.6% – continued

EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20	$1,108	$784
7.75%, 9/1/22	100	60
6.38%, 6/15/23	725	433

Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (2)	650	676

Halcon Resources Corp., 8.63%, 2/1/20 (2)	105	106

Laredo Petroleum, Inc., 7.38%, 5/1/22	75	78
6.25%, 3/15/23	25	25

Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 (4)	275	70

Matador Resources Co., 6.88%, 4/15/23	110	114

Murphy Oil Corp., 4.70%, 12/1/22	150	143
6.88%, 8/15/24	200	207

Newfield Exploration Co., 5.75%, 1/30/22	75	77
5.38%, 1/1/26	305	306

Oasis Petroleum, Inc., 6.50%, 11/1/21	200	191
6.88%, 3/15/22	1,085	1,039

Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (2)	50	52

PDC Energy, Inc., 6.13%, 9/15/24 (2)(3)	125	129

Range Resources Corp., 5.00%, 8/15/22 (2)	600	597
5.00%, 3/15/23 (2)	550	538
4.88%, 5/15/25	110	106

Resolute Energy Corp., 8.50%, 5/1/20	225	209

Rex Energy Corp., 1.00%, 10/1/20 (7)	730	398

Rice Energy, Inc., 6.25%, 5/1/22	620	640

RSP Permian, Inc., 6.63%, 10/1/22	430	450

Sanchez Energy Corp., 7.75%, 6/15/21	25	22
6.13%, 1/15/23	365	293

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Exploration & Production – 4.6% – continued

SM Energy Co., 6.50%, 11/15/21	$155	$158
6.13%, 11/15/22	360	360
6.50%, 1/1/23	70	71
5.00%, 1/15/24	220	207
5.63%, 6/1/25	110	103
6.75%, 9/15/26	125	126

Southwestern Energy Co., 7.50%, 2/1/18	65	68
5.80%, 1/23/20	75	75
6.70%, 1/23/25	75	75

Whiting Petroleum Corp., 5.00%, 3/15/19	450	435
6.25%, 4/1/23	320	292

WPX Energy, Inc., 7.50%, 8/1/20	200	211
		14,443

Financial Services – 1.4%

BCD Acquisition, Inc., 9.63%, 9/15/23 (2)	590	616

Double Eagle Acquisition Sub, Inc., 10/1/24 (6)	1,225	1,246

E*TRADE Financial Corp., 5.88%, 9/15/26 (9)	25	26

FBM Finance, Inc., 8.25%, 8/15/21 (2)	1,235	1,290

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	240	240
4.88%, 3/15/19	120	121
5.88%, 2/1/22	735	706

KCG Holdings, Inc., 6.88%, 3/15/20 (2)(3)	50	50

Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 6/1/22	76	73

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (2)	75	84
		4,452

Food & Beverage – 0.7%

Constellation Brands, Inc., 4.25%, 5/1/23	455	482

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Food & Beverage – 0.7% – continued
4.75%, 11/15/24	$130	$141

Post Holdings, Inc., 6.00%, 12/15/22 (2)	500	528
7.75%, 3/15/24 (2)	130	145

Simmons Foods, Inc., 7.88%, 10/1/21 (2)	870	868
		2,164

Forest & Paper Products Manufacturing – 0.3%

Appvion, Inc., 9.00%, 6/1/20 (2)	175	113

Mercer International, Inc., 7.00%, 12/1/19	850	879
		992

Hardware – 1.3%

CDW LLC/CDW Finance Corp., 6.00%, 8/15/22	50	53

Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.88%, 6/15/21 (2)	750	797
7.13%, 6/15/24 (2)	130	143
6.02%, 6/15/26 (2)	1,125	1,233

Diebold, Inc., 8.50%, 4/15/24 (2)(3)	75	78

EMC Corp., 1.88%, 6/1/18	250	246

NCR Corp., 6.38%, 12/15/23	225	238

Western Digital Corp., 10.50%, 4/1/24 (2)	935	1,085

Zebra Technologies Corp., 7.25%, 10/15/22	90	97
		3,970

Health Care Facilities & Services – 5.5%

Amsurg Corp., 5.63%, 7/15/22	220	225

CHS/Community Health Systems, Inc., 8.00%, 11/15/19	150	147
6.88%, 2/1/22	600	516

DaVita, Inc., 5.75%, 8/15/22	155	162
5.13%, 7/15/24	310	316
5.00%, 5/1/25	190	191

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Health Care Facilities & Services – 5.5% – continued

Envision Healthcare Corp., 5.13%, 7/1/22 (2)	$130	$129

Fresenius Medical Care US Finance II, Inc., 6.50%, 9/15/18 (2)	415	450
5.63%, 7/31/19 (2)	415	450
5.88%, 1/31/22 (2)	205	232
4.75%, 10/15/24 (2)	160	168

HCA, Inc., 3.75%, 3/15/19	260	269
4.25%, 10/15/19	590	615
6.50%, 2/15/20	385	426
5.88%, 3/15/22	55	61
4.75%, 5/1/23	165	172
5.00%, 3/15/24	245	259
5.38%, 2/1/25	280	289
7.69%, 6/15/25	740	832
7.58%, 9/15/25	100	113
4.50%, 2/15/27	310	312
7.50%, 11/6/33	820	889
7.75%, 7/15/36	420	455

IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19	980	887

inVentiv Health, Inc., 10.00%, 8/15/18	150	150

Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/1/23 (2)	180	187

Kindred Healthcare, Inc., 8.00%, 1/15/20	435	443
6.38%, 4/15/22	75	71

LifePoint Health, Inc., 5.88%, 12/1/23	125	130

RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (2)	1,130	1,167

Select Medical Corp., 6.38%, 6/1/21	225	221

Surgery Center Holdings, Inc., 8.88%, 4/15/21 (2)	1,160	1,238

Team Health, Inc., 7.25%, 12/15/23 (2)	515	554

Tenet Healthcare Corp., 6.25%, 11/1/18	320	342
6.00%, 10/1/20	245	259

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Health Care Facilities & Services – 5.5% – continued
8.13%, 4/1/22	$490	$490
6.75%, 6/15/23	1,390	1,293
6.88%, 11/15/31	1,215	999

Universal Health Services, Inc., 3.75%, 8/1/19 (2)	80	83
4.75%, 8/1/22 (2)	135	139
5.00%, 6/1/26 (2)	265	276

Universal Hospital Services, Inc., 7.63%, 8/15/20	225	214

Vizient, Inc., 10.40%, 3/1/24 (2)	350	402
		17,223

Home & Office Products Manufacturing – 0.1%

RSI Home Products, Inc., 6.50%, 3/15/23 (2)	175	185

Home Improvement – 0.1%

Associated Materials LLC/AMH New Finance, Inc., 9.13%, 11/1/17	150	141

Stock Building Supply LLC, 5.50%, 10/1/24 (2)(3)	75	75
		216

Homebuilders – 1.2%

Beazer Homes USA, Inc., 8.75%, 3/15/22 (2)(3)	100	106

CalAtlantic Group, Inc., 8.38%, 5/15/18	300	328
8.38%, 1/15/21	130	154
5.38%, 10/1/22	145	151
5.25%, 6/1/26	245	245

D.R. Horton, Inc., 4.38%, 9/15/22	65	70
5.75%, 8/15/23	175	200

K Hovnanian Enterprises, Inc., 5.00%, 11/1/21	385	269

Lennar Corp., 4.75%, 12/15/17	335	343
4.75%, 11/15/22	315	325
4.75%, 5/30/25	445	452

Meritage Homes Corp., 6.00%, 6/1/25	90	96

PulteGroup, Inc., 4.25%, 3/1/21	95	100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Homebuilders – 1.2% – continued
6.00%, 2/15/35	$95	$96

Shea Homes L.P./Shea Homes Funding Corp., 6.13%, 4/1/25 (2)	95	95

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24 (2)	43	44

Toll Brothers Finance Corp., 4.00%, 12/31/18	80	83
4.38%, 4/15/23	95	97

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 6/15/19	610	628

Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	50	45
		3,927

Industrial Other – 0.6%

AECOM, 5.88%, 10/15/24	420	448

Engility Corp., 8.88%, 9/1/24 (2)	50	51

HD Supply, Inc., 7.50%, 7/15/20	375	390
5.25%, 12/15/21 (2)	370	391
5.75%, 4/15/24 (2)	190	200

New Enterprise Stone & Lime Co., Inc., 11.00%, 9/1/18	275	272
		1,752

Internet Media – 0.6%

Ancestry.com, Inc., 11.00%, 12/15/20	1,650	1,765

Netflix, Inc., 5.50%, 2/15/22	235	253
		2,018

Machinery Manufacturing – 1.1%

BlueLine Rental Finance Corp., 7.00%, 2/1/19 (2)(3)	75	65

Case New Holland Industrial, Inc., 7.88%, 12/1/17	282	300

Cleaver-Brooks, Inc., 8.75%, 12/15/19 (2)	1,270	1,330

Cloud Crane LLC, 10.10%, 8/1/24 (2)	425	441

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Machinery Manufacturing – 1.1% – continued

CNH Industrial Capital LLC, 4.88%, 4/1/21	$145	$154

Manitowoc Foodservice, Inc., 9.50%, 2/15/24	155	177

SPX FLOW, Inc., 5.63%, 8/15/24 (2)	50	51
5.88%, 8/15/26 (2)	50	51

Terex Corp., 6.50%, 4/1/20	260	267
6.00%, 5/15/21	125	128

Xerium Technologies, Inc., 9.50%, 8/15/21 (2)	660	668
		3,632

Managed Care – 0.9%

MPH Acquisition Holdings LLC, 7.13%, 6/1/24 (2)	480	516

Opal Acquisition, Inc., 8.88%, 12/15/21 (2)	2,690	2,206
		2,722

Manufactured Goods – 0.6%

NCI Building Systems, Inc., 8.25%, 1/15/23 (2)	230	250

Novelis Corp., 6.25%, 8/15/24 (2)	115	122
5.88%, 9/30/26 (2)	260	266

Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.63%, 6/1/21 (2)	1,450	1,142

Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (2)(3)	100	102
		1,882

Mass Merchants – 0.2%

99 Cents Only Stores LLC, 11.00%, 12/15/19	580	334

Dollar Tree, Inc., 5.75%, 3/1/23	330	355
		689

Medical Equipment & Devices Manufacturing – 0.3%

DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (2)	865	802

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Medical Equipment & Devices Manufacturing – 0.3% – continued

Hologic, Inc., 5.25%, 7/15/22 (2)	$170	$181

Kinetic Concepts, Inc./KCI USA, Inc., 9.63%, 10/1/21 (2)(3)	25	25
		1,008

Metals & Mining – 3.8%

AK Steel Corp., 7.63%, 5/15/20	300	292

Alcoa, Inc., 5.13%, 10/1/24	145	154

Century Aluminum Co., 7.50%, 6/1/21 (2)(3)	5,390	4,959

Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (2)	100	106

Freeport-McMoRan, Inc., 4.00%, 11/14/21	75	71
3.55%, 3/1/22	65	59
3.88%, 3/15/23	100	90
4.55%, 11/14/24	65	59
5.40%, 11/14/34	350	291
5.45%, 3/15/43	290	233

Hecla Mining Co., 6.88%, 5/1/21	75	75

International Wire Group, Inc., 10.80%, 8/1/21 (2)	550	524

Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (2)	1,760	1,936

Real Alloy Holding, Inc., 10.00%, 1/15/19 (2)	3,240	3,272
		12,121

Oil & Gas Services & Equipment – 0.9%

Forum Energy Technologies, Inc., 6.25%, 10/1/21	2,170	2,056

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.50%, 11/15/20	550	565
6.75%, 2/1/22	25	26

Nabors Industries, Inc., 5.00%, 9/15/20	50	49

SESI LLC, 7.13%, 12/15/21	210	205
		2,901

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Pharmaceuticals – 0.4%

Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (2)	$200	$192
5.38%, 1/15/23 (2)	610	540

NBTY, Inc., 7.63%, 5/15/21 (2)	140	143

Valeant Pharmaceuticals International, 6.38%, 10/15/20 (2)	250	234
7.25%, 7/15/22 (2)	290	269
		1,378

Pipeline – 4.8%

Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24 (2)	400	405

Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (2)	960	1,037

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 12/15/20	485	489
6.25%, 4/1/23	315	319

DCP Midstream LLC, 5.35%, 3/15/20 (2)	150	154
4.75%, 9/30/21 (2)	100	101
8.13%, 8/16/30	35	37

DCP Midstream Operating L.P., 2.50%, 12/1/17	165	164
5.60%, 4/1/44	245	227

Energy Transfer Equity L.P., 7.50%, 10/15/20	30	33
5.88%, 1/15/24	820	851
5.50%, 6/1/27	250	249

EnLink Midstream Partners L.P., 5.05%, 4/1/45	150	133

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	500	516
6.00%, 8/1/24 (2)	75	78

Kinder Morgan Energy Partners L.P., 4.70%, 11/1/42	55	51

MPLX L.P., 4.50%, 7/15/23	318	324
4.88%, 12/1/24 (2)	825	853

ONEOK, Inc., 6.00%, 6/15/35	35	34

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Pipeline – 4.8% – continued

Regency Energy Partners L.P./Regency Energy Finance Corp., 5.50%, 4/15/23	$335	$346

Rockies Express Pipeline LLC, 5.63%, 4/15/20 (2)	225	237
7.50%, 7/15/38 (2)	145	154
6.88%, 4/15/40 (2)	285	294

Rose Rock Midstream L.P./Rose Rock Finance Corp., 5.63%, 7/15/22	450	414
5.63%, 11/15/23	270	246

Sabine Pass Liquefaction LLC, 5.63%, 2/1/21	100	106
5.63%, 4/15/23	105	112
5.75%, 5/15/24	395	425
5.63%, 3/1/25	2,055	2,209
5.88%, 6/30/26 (2)	225	244
5.00%, 3/15/27 (2)	160	164

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/1/21	50	52
5.50%, 8/15/22	295	281

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (2)	75	76

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 2/1/21	10	10
5.25%, 5/1/23	575	582
4.25%, 11/15/23	415	401
6.75%, 3/15/24	160	171
2/1/25 (2)(3)(6)	165	165
2/1/27 (2)(3)(6)	190	191

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 5.88%, 10/1/20	200	206
6.13%, 10/15/21	175	183
6.25%, 10/15/22	110	117
6.38%, 5/1/24	100	107

Williams (The) Cos., Inc., 7.50%, 1/15/31	100	114
5.75%, 6/24/44	985	1,014

Williams Partners L.P., 6.30%, 4/15/40	125	137

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Pipeline – 4.8% – continued

Williams Partners L.P./ACMP Finance Corp., 6.13%, 7/15/22	$105	$109
4.88%, 3/15/24	140	141
		15,063

Power Generation – 1.4%

Calpine Corp., 6.00%, 1/15/22 (2)	360	377
5.38%, 1/15/23	570	568
5.50%, 2/1/24	50	49
5.75%, 1/15/25	50	49
5.25%, 6/1/26 (2)	100	101

Dynegy, Inc., 6.75%, 11/1/19	100	103
7.38%, 11/1/22	500	494
5.88%, 6/1/23	165	150
7.63%, 11/1/24	150	147

NRG Energy, Inc., 7.88%, 5/15/21	85	89
6.25%, 7/15/22	340	345
6.63%, 3/15/23	350	354
7.25%, 5/15/26 (2)	415	422
6.63%, 1/15/27 (2)	765	750

NRG Yield Operating LLC, 5.00%, 9/15/26 (2)	100	98

Terraform Global Operating LLC, 13.80%, 8/15/22 (2)	175	180
		4,276

Property & Casualty Insurance – 0.8%

HUB International Ltd., 7.88%, 10/1/21 (2)	605	617

Wayne Merger Sub LLC, 8.25%, 8/1/23 (2)	1,940	1,972
		2,589

Publishing & Broadcasting – 3.2%

Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20	4,340	4,210
6.50%, 11/15/22	510	527

Gray Television, Inc., 5.13%, 10/15/24 (2)	160	157
5.88%, 7/15/26 (2)	365	368

iHeartCommunications, Inc., 10.00%, 1/15/18	50	33

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Publishing & Broadcasting – 3.2% – continued
6.88%, 6/15/18	$108	$87
9.00%, 12/15/19	115	91
11.30%, 3/1/21	782	608
7.25%, 10/15/27	205	121

iHeartCommunications, Inc. (100% Cash), 14.00%, 2/1/21 (1)	101	39

LIN Television Corp., 6.38%, 1/15/21	200	207

Nexstar Escrow Corp., 5.63%, 8/1/24 (2)(3)	200	201

Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/20	315	322
5.00%, 4/15/22 (2)	730	754

Sinclair Television Group, Inc., 6.13%, 10/1/22	200	211
5.13%, 2/15/27 (2)	100	98

Sirius XM Radio, Inc., 4.25%, 5/15/20 (2)	545	556
5.88%, 10/1/20 (2)	385	396
6.00%, 7/15/24 (2)	240	256
5.38%, 7/15/26 (2)	125	128

TEGNA, Inc., 5.13%, 10/15/19	410	421
5.13%, 7/15/20	240	248
6.38%, 10/15/23	25	27
		10,066

Real Estate – 1.6%

Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 4/15/23 (2)	175	181
8.25%, 10/15/23	290	304

Crescent Communities LLC, 10/15/21 (6)	125	127

Equinix, Inc., 5.38%, 4/1/23	350	367
5.88%, 1/15/26	150	161

ESH Hospitality, Inc., 5.25%, 5/1/25 (2)	310	310

FelCor Lodging L.P., 6.00%, 6/1/25	200	208

Iron Mountain US Holdings, Inc., 5.38%, 6/1/26 (2)	110	110

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Real Estate – 1.6% – continued

Iron Mountain, Inc., 6.00%, 8/15/23	$245	$261
5.75%, 8/15/24	470	483

Kennedy-Wilson, Inc., 5.88%, 4/1/24	100	101

MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 5/1/24 (2)	175	190

MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 3/1/24	150	163
5.50%, 5/1/24	470	494
5.25%, 8/1/26	265	275

Omega Healthcare Investors, Inc., 5.88%, 3/15/24	625	653

QCP SNF West/Central/East/AL REIT LLC, 11/1/23 (6)	25	25

Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21 (2)	225	237

RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 4/15/23	50	51

Sabra Health Care L.P./Sabra Capital Corp., 5.50%, 2/1/21	345	361
		5,062

Refining & Marketing – 0.3%

Citgo Holding, Inc., 10.80%, 2/15/20 (2)(3)	525	526

Sunoco L.P./Sunoco Finance Corp., 6.25%, 4/15/21 (2)(10)	300	309

Western Refining Logistics L.P./WNRL Finance Corp., 7.50%, 2/15/23	160	164
		999

Restaurants – 0.3%

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24 (2)	500	522
5.25%, 6/1/26 (2)	270	286

Landry’s, Inc., 10/15/24 (2)(3)(6)	125	127
		935

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Retail – Consumer Discretionary – 1.5%

American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (2)	$125	$130

Beacon Roofing Supply, Inc., 6.38%, 10/1/23	75	81

Builders FirstSource, Inc., 10.80%, 8/15/23 (2)	75	86
5.63%, 9/1/24 (2)	200	205

FirstCash, Inc., 6.75%, 4/1/21	580	606

Hertz (The) Corp., 4.25%, 4/1/18	180	184
5.88%, 10/15/20	130	134
5.50%, 10/15/24 (2)	325	324

L Brands, Inc., 5.63%, 10/15/23	495	553
6.88%, 11/1/35	50	55
6.75%, 7/1/36	400	430

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/1/22 (2)	465	473

Penske Automotive Group, Inc., 5.75%, 10/1/22	100	104
5.38%, 12/1/24	60	60

PetSmart, Inc., 7.13%, 3/15/23 (2)	465	487

QVC, Inc., 5.13%, 7/2/22	180	191
5.45%, 8/15/34	460	426

rue21, Inc., 9.00%, 10/15/21 (2)	75	26

Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	175	188
		4,743

Retail – Consumer Staples – 0.1%

US Foods, Inc., 5.88%, 6/15/24 (2)(3)	200	208

Semiconductors – 0.6%

Advanced Micro Devices, Inc., 7.50%, 8/15/22	16	16
7.00%, 7/1/24	186	183

Amkor Technology, Inc., 6.38%, 10/1/22	365	377

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Semiconductors – 0.6% – continued

Micron Technology, Inc., 5.25%, 8/1/23 (2)	$140	$138
5.50%, 2/1/25	140	137
5.63%, 1/15/26 (2)	665	637

Microsemi Corp., 9.13%, 4/15/23 (2)	190	217

Qorvo, Inc., 6.75%, 12/1/23	125	135
7.00%, 12/1/25	100	108
		1,948

Software & Services – 1.6%

Donnelley Financial Solutions, Inc., 8.25%, 10/15/24 (2)(3)	125	127

Harland Clarke Holdings Corp., 9.25%, 3/1/21 (2)	300	255

IMS Health, Inc., 5.00%, 10/15/26 (2)	210	218

Infor Software Parent LLC/Infor Software Parent, Inc. (100% Cash), 7.13%, 5/1/21 (1)(2)	806	782

Infor US, Inc., 6.50%, 5/15/22	325	329

JDA Escrow LLC/JDA Bond Finance, Inc., 10/15/24 (2)(3)(6)	1,160	1,192

MSCI, Inc., 5.25%, 11/15/24 (2)	295	312
5.75%, 8/15/25 (2)	245	261
4.75%, 8/1/26 (2)(3)	75	76

Nuance Communications, Inc., 5.38%, 8/15/20 (2)	420	430
6.00%, 7/1/24 (2)	325	339

SS&C Technologies Holdings, Inc., 5.88%, 7/15/23	125	132

Syniverse Holdings, Inc., 9.13%, 1/15/19	470	355

Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 2/1/23 (2)	380	366
		5,174

Supermarkets & Pharmacies – 0.4%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (2)	280	291
5.75%, 3/15/25 (2)	425	424

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Supermarkets & Pharmacies – 0.4% – continued

Rite Aid Corp., 9.25%, 3/15/20	$175	$185
6.13%, 4/1/23 (2)	395	426
		1,326

Transportation & Logistics – 0.0%

Navistar International Corp., 8.25%, 11/1/21	25	25

XPO Logistics, Inc., 6.13%, 9/1/23 (2)	25	25
		50

Travel & Lodging – 0.1%

Dakota Merger Sub, Inc., 7.75%, 9/1/23 (2)	25	25
10.80%, 9/1/24 (2)	50	49

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	145	149
		223

Utilities – 0.9%

AES Corp., 6.00%, 5/15/26	270	286

Ferrellgas L.P./Ferrellgas Finance Corp., 6.50%, 5/1/21	85	78
6.75%, 1/15/22	285	254

IPALCO Enterprises, Inc., 5.00%, 5/1/18	200	209

NGL Energy Partners L.P./NGL Energy Finance Corp., 5.13%, 7/15/19	460	432
6.88%, 10/15/21	345	327

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.38%, 8/1/21	134	139

Talen Energy Supply LLC, 4.63%, 7/15/19 (2)	765	719
4.60%, 12/15/21	575	427
6.50%, 6/1/25	135	108
		2,979

Wireless Telecommunications Services – 2.4%

Hughes Satellite Systems Corp., 6.50%, 6/15/19	173	189
5.25%, 8/1/26 (2)(3)	175	173

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Wireless Telecommunications Services – 2.4% – continued
6.63%, 8/1/26 (2)(3)	$200	$193

Sprint Capital Corp., 8.75%, 3/15/32	775	791

Sprint Communications, Inc., 8.38%, 8/15/17	150	156
9.00%, 11/15/18 (2)	100	110
7.00%, 8/15/20	125	126
6.00%, 11/15/22	1,050	974

Sprint Corp., 7.25%, 9/15/21	415	417
7.88%, 9/15/23	1,135	1,142
7.13%, 6/15/24	1,140	1,111
7.63%, 2/15/25	100	99

T-Mobile USA, Inc., 6.54%, 4/28/20	620	641
6.25%, 4/1/21	100	105
6.63%, 4/28/21	250	263
6.13%, 1/15/22	255	271
6.73%, 4/28/22	420	441
6.00%, 3/1/23	475	507
		7,709

Wireline Telecommunications Services – 2.6%

CenturyLink, Inc., 6.45%, 6/15/21	408	437
5.80%, 3/15/22	750	769
6.75%, 12/1/23	160	166
7.50%, 4/1/24	425	454
7.60%, 9/15/39	180	157

EarthLink Holdings Corp., 8.88%, 5/15/19	149	153

Embarq Corp., 8.00%, 6/1/36	630	637

Frontier Communications Corp., 6.25%, 9/15/21	125	120
10.50%, 9/15/22	395	419
7.13%, 1/15/23	185	172
7.63%, 4/15/24	345	323
11.00%, 9/15/25	835	871
9.00%, 8/15/31	1,117	1,028

Level 3 Communications, Inc., 5.75%, 12/1/22	430	449

Level 3 Financing, Inc., 5.63%, 2/1/23	125	130

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.4% – continued

Wireline Telecommunications Services – 2.6% – continued
5.13%, 5/1/23	$360	$371
5.38%, 1/15/24	200	208
5.38%, 5/1/25	145	151

Qwest Capital Funding, Inc., 7.63%, 8/3/21	160	165

Qwest Corp., 6.88%, 9/15/33	370	369

Windstream Services LLC, 7.50%, 6/1/22	226	217

Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	400	420
		8,186
Total Corporate Bonds
(Cost $201,715)		209,493

FOREIGN ISSUER BONDS – 11.9%

Aerospace & Defense – 0.1%

Bombardier, Inc., 6.00%, 10/15/22 (2)	125	113
6.13%, 1/15/23 (2)(3)	125	111
7.50%, 3/15/25 (2)	75	69
		293

Airlines – 0.1%

Air Canada, 8.75%, 4/1/20 (2)	75	81
7.75%, 4/15/21 (2)(3)	300	324
		405

Auto Parts Manufacturing – 0.3%

Adient Global Holdings Ltd., 4.88%, 8/15/26 (2)	200	200

IHO Verwaltungs GmbH, 4.13%, 9/15/21 (1)(2)(3)	200	202
4.50%, 9/15/23 (1)(2)	200	202

Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (2)	295	313
		917

Biotechnology – 0.1%

Concordia International Corp., 9.50%, 10/21/22 (2)	275	190

Cable & Satellite – 2.3%

Altice Financing S.A., 6.63%, 2/15/23 (2)	450	462

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.9% – continued

Cable & Satellite – 2.3% – continued

Altice Finco S.A., 9.88%, 12/15/20 (2)(3)	$200	$213

Altice Luxembourg S.A., 7.75%, 5/15/22 (2)	915	977
7.63%, 2/15/25 (2)	200	205

SFR Group S.A., 6.00%, 5/15/22 (2)	760	775
6.25%, 5/15/24 (2)	115	114
7.38%, 5/1/26 (2)	1,945	1,988

Unitymedia GmbH, 6.13%, 1/15/25 (2)	630	661

UPCB Finance IV Ltd., 5.38%, 1/15/25 (2)	200	201

Virgin Media Finance PLC, 6.00%, 10/15/24 (2)	200	207

Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (2)	360	375
5.50%, 8/15/26 (2)	215	219

Ziggo Bond Finance B.V., 6.00%, 1/15/27 (2)(3)	150	149

Ziggo Secured Finance B.V., 5.50%, 1/15/27 (2)	590	589
		7,135

Chemicals – 0.2%

Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	175	127

Kissner Milling Co. Ltd., 7.25%, 6/1/19 (2)(3)	50	52

NOVA Chemicals Corp., 5.00%, 5/1/25 (2)	340	344
		523

Commercial Finance – 0.3%

Aircastle Ltd., 6.25%, 12/1/19	145	159
5.13%, 3/15/21	230	246
5.50%, 2/15/22	180	194
5.00%, 4/1/23	190	199
		798

Consumer Services – 0.0%

Garda World Security Corp., 7.25%, 11/15/21 (2)	25	23

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.9% – continued

Containers & Packaging – 0.4%

ARD Finance S.A., 7.13%, 9/15/23 (1)(2)(3)	$200	$199

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21 (2)	300	308
7.25%, 5/15/24 (2)	700	746
		1,253

Design, Manufacturing & Distribution – 0.2%

Flex Ltd., 4.63%, 2/15/20	354	380
5.00%, 2/15/23	175	190
		570

Diversified Banks – 0.1%

Barclays PLC, 8.25%, 12/15/18 (9)	400	399

Electrical Equipment Manufacturing – 0.0%

Allegion PLC, 5.88%, 9/15/23	115	124

Exploration & Production – 1.0%

Baytex Energy Corp., 5.63%, 6/1/24 (2)	475	387

Encana Corp., 6.50%, 8/15/34	365	383
6.63%, 8/15/37	195	204
6.50%, 2/1/38	225	233

MEG Energy Corp., 6.50%, 3/15/21 (2)	15	12
6.38%, 1/30/23 (2)	695	550
7.00%, 3/31/24 (2)	285	225

OGX Austria GmbH, 8.50%, 6/1/18 (4)(11)	2,420	–
8.38%, 4/1/22 (4)(11)	1,800	–

Pacific Exploration and Production Corp., 5.38%, 1/26/19 (2)(3)	665	123
5.63%, 1/19/25 (2)(3)	300	56

Seven Generations Energy Ltd., 6.88%, 6/30/23 (2)	100	104

Teine Energy Ltd., 6.88%, 9/30/22 (2)	520	520

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.9% – continued

Exploration & Production – 1.0% – continued

Tullow Oil PLC, 6.00%, 11/1/20 (2)	$200	$181

Ultra Petroleum Corp., 5.75%, 12/15/18 (2)(3)(8)	285	230
		3,208

Homebuilders – 0.0%

Mattamy Group Corp., 6.50%, 11/15/20 (2)	150	150

Industrial Other – 0.1%

Broadspectrum Ltd., 8.38%, 5/15/20 (2)	385	410

Integrated Oils – 0.3%

Petrobras Global Finance B.V., 6.25%, 3/17/24	1,055	1,026

Machinery Manufacturing – 0.1%

Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (2)	370	293

CNH Industrial N.V., 4.50%, 8/15/23	165	167
		460

Medical Equipment & Devices Manufacturing – 0.7%

ConvaTec Finance International S.A. (100% Cash), 8.25%, 1/15/19 (1)(2)	2,180	2,180

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.50%, 4/15/25 (2)	120	114
		2,294

Metals & Mining – 1.2%

Alcoa Nederland Holding B.V., 7.00%, 9/30/26 (2)(3)	200	207

Anglo American Capital PLC, 4.45%, 9/27/20 (2)	120	122
4.88%, 5/14/25 (2)	175	178

ArcelorMittal, 8.00%, 10/15/39	940	1,015

Essar Steel Algoma, Inc., 9.50%, 11/15/19 (2)(3)(4)	275	37

First Quantum Minerals Ltd., 7.25%, 10/15/19 (2)	200	190
7.00%, 2/15/21 (2)	325	291

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.9% – continued

Metals & Mining – 1.2% – continued

IAMGOLD Corp., 6.75%, 10/1/20 (2)	$200	$196

Kinross Gold Corp., 5.13%, 9/1/21	50	52

Novelis, Inc., 8.38%, 12/15/17	800	808

Teck Resources Ltd., 4.75%, 1/15/22	95	93
6.13%, 10/1/35	75	70
6.00%, 8/15/40	50	46
6.25%, 7/15/41	500	479

Thompson Creek Metals Co., Inc., 12.50%, 5/1/19	75	80
		3,864

Oil & Gas Services & Equipment – 0.4%

Ensco PLC, 5.75%, 10/1/44	80	49

Noble Holding International Ltd., 6.05%, 3/1/41	235	139

Paragon Offshore PLC, 7.25%, 8/15/24 (2)(3)(4)	950	263

Precision Drilling Corp., 6.63%, 11/15/20	140	130
6.50%, 12/15/21	115	104
5.25%, 11/15/24	145	118

Transocean, Inc., 6.00%, 3/15/18	250	251
5.05%, 10/15/22	75	59
9.00%, 7/15/23	25	24
		1,137

Pharmaceuticals – 1.7%

Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (2)	560	510
6.50%, 2/1/25 (2)	285	252

Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (2)	220	204
5.63%, 12/1/21 (2)	1,005	897
5.50%, 3/1/23 (2)	1,445	1,235
5.88%, 5/15/23 (2)	2,315	1,997
6.13%, 4/15/25 (2)	170	146
		5,241

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.9% – continued

Pipeline – 0.1%

Gibson Energy, Inc., 6.75%, 7/15/21 (2)	$205	$210

Restaurants – 0.1%

1011778 B.C. ULC/New Red Finance, Inc., 4.63%, 1/15/22 (2)	135	141
6.00%, 4/1/22 (2)(3)	175	183
		324

Semiconductors – 0.1%

NXP B.V./NXP Funding LLC, 4.13%, 6/1/21 (2)	200	214

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (2)	200	217
		431

Software & Services – 0.7%

Camelot Finance S.A., 10/15/24 (2)(3)(6)	705	727

IHS Markit Ltd., 5.00%, 11/1/22 (2)	555	587

Open Text Corp., 5.63%, 1/15/23 (2)	480	490
5.88%, 6/1/26 (2)	335	350
		2,154

Travel & Lodging – 0.2%

NCL Corp. Ltd., 5.25%, 11/15/19 (2)	85	86
4.63%, 11/15/20 (2)	190	190

Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	165	179

Viking Cruises Ltd., 8.50%, 10/15/22 (2)	75	77
		532

Waste & Environment Services & Equipment – 0.1%

GFL Environmental, Inc., 7.88%, 4/1/20 (2)	260	274
9.88%, 2/1/21 (2)	40	44
		318

Wireless Telecommunications Services – 0.7%

Digicel Group Ltd., 8.25%, 9/30/20 (2)	200	174

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	250	194

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.9% – continued

Wireless Telecommunications Services – 0.7% – continued
8.00%, 2/15/24 (2)	$200	$200

Intelsat Luxembourg S.A., 6.75%, 6/1/18	50	33
7.75%, 6/1/21	1,190	399
8.13%, 6/1/23	385	130

SoftBank Group Corp., 4.50%, 4/15/20 (2)	200	207

Wind Acquisition Finance S.A., 4.75%, 7/15/20 (2)	635	640
7.38%, 4/23/21 (2)	260	272
		2,249

Wireline Telecommunications Services – 0.3%

Telecom Italia Capital S.A., 6.00%, 9/30/34	340	337

Telecom Italia S.p.A., 5.30%, 5/30/24 (2)	520	531
		868
Total Foreign Issuer Bonds
(Cost $42,291)		37,506

TERM LOANS – 13.8% (10)

Advertising & Marketing – 0.1%

Advantage Sales & Marketing, Inc., Term Loan, 7.50%, 7/25/22	470	446

Airlines – 0.1%

American Airlines, Inc., 2015 Term Loan, 3.25%, 6/27/20	158	158

Casinos & Gaming – 1.2%

Boyd Gaming Corp., Term B-2 Loan, 3.52%, 9/15/23	65	65

Cowlitz Tribal Gaming Authority, Term B Loan, 11.50%, 12/6/21	520	538

Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22	224	223

Mohegan Tribal Gaming Authority, Term B Loan, 5.50%, 6/15/18	427	426

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 13.8% (10) – continued

Casinos & Gaming – 1.2% – continued

Mohegan Tribal Gaming Authority, Term Loan B, 9/30/23 (12)	$75	$75

Parq Holdings L.P., Closing Date Term Loan, 8.50%, 12/17/20	2,510	2,360
		3,687

Chemicals – 0.5%

Royal Holdings, Inc., Initial Term Loan, 8.50%, 6/19/23	1,440	1,418

Commercial Services – 0.8%

Camelot Finance L.P., Initial Term Loan, 9/15/23 (12)	75	75

Sterling Midco Holdings, Inc., Initial Loan, 8.75%, 6/19/23	2,590	2,486
		2,561

Communications Equipment – 0.0%

Commscope, Inc., Tranche 5 Term Loan, 3.75%, 12/29/22	139	139

Consumer Finance – 0.1%

First Data Corp., 2022 Dollar Term Loan, 4.28%, 7/8/22	420	422

Consumer Products – 0.0%

Revlon Consumer Products Corp., Initial Term B Loan, 4.25%, 9/7/23	150	150

Consumer Services – 0.2%

Aramark Corp., U.S. Term F Loan, 3.34%, 2/24/21	475	477

Containers & Packaging – 0.8%

Berlin Packaging LLC, Initial Term Loan, 7.75%, 9/30/22	2,000	2,008

Reynolds Group Holdings Inc., U.S. Term Loan, 2/5/23 (12)	465	466
		2,474

Department Stores – 0.0%

J.C. Penney Corp., Inc., Loan, 5.25%, 6/23/23	125	126

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 13.8% (10) – continued

Entertainment Content – 0.2%

Charter Communications Operating LLC, Term I Loan, 3.50%, 1/24/23	$314	$315

Univision Communications, Inc., 2013 Incremental Term Loan, 4.00%, 3/1/20	182	183
		498

Entertainment Resources – 0.0%

Delta 2 (Lux) S.a r.l, Second Lien Facility, 7/29/22 (12)	120	120

Exploration & Production – 0.1%

California Resources Corp., Loan, 11.38%, 12/31/21	75	78

Chesapeake Energy Corp., Class A Loan, 8.50%, 8/23/21	125	131
		209

Financial Services – 0.0%

UFC Holdings, LLC, Term Loan, 8.50%, 8/18/24	75	75

Food & Beverage – 0.1%

NVA Holdings, Inc., Term Loan, 8.00%, 8/14/22	410	408

Hardware – 0.3%

Lully Finance S.à r.l., Initial Term B-1 Loan, 9.50%, 10/16/23	1,030	1,021

Western Digital Corp., U.S. Term B-1 Loan, 4.50%, 4/29/23	50	50
		1,071

Health Care Facilities & Services – 2.9%

BioScrip, Inc., Delayed Draw Term Loan, 6.50%, 7/31/20	681	657

BioScrip, Inc., Initial Term B Loan, 6.50%, 7/31/20	1,136	1,095

Genoa, a QoL Healthcare Co. LLC, Initial Term Loan, 8.75%, 4/28/23	570	570

Hanger, Inc., Loan, 11.50%, 8/1/19	840	838

Heartland Dental Care LLC, Term Loan, 9.75%, 6/21/19	2,910	2,837

Jaguar Holding Co. I, Initial Term Loan, 4.25%, 8/18/22	119	120

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 13.8% (10) – continued

Health Care Facilities & Services – 2.9% – continued

Lanai Holdings III, Inc., Initial Term Loan, 9.50%, 8/28/23	$1,820	$1,765

U.S. Renal Care, Inc., Term Loan, 12/29/23 (12)	340	331
9.00%, 12/29/23	1,060	1,031
		9,244

Industrial Other – 0.1%

SRS Distribution, Inc., Initial Term Loan, 9.75%, 2/24/23	310	313

Internet Media – 0.1%

Match Group, Inc., Term B-1 Loan, 5.50%, 11/16/22	157	158

Managed Care – 0.5%

MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/7/23	273	276

Opal Acquisition, Inc., Term B Loan, 5.00%, 11/27/20	1,482	1,377
		1,653

Mass Merchants – 0.2%

99¢ Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	693	536

Medical Equipment & Devices Manufacturing – 0.3%

Carecore National LLC, Term Loan, 5.50%, 3/5/21	836	819

Metals & Mining – 0.3%

Fairmount Santrol Inc., New Tranche B-2 Term Loan, 9/5/19 (12)	101	90
4.50%, 9/5/19	419	374

FMG Resources (August 2006) Pty. Ltd., Loan, 3.75%, 6/30/19	342	342
		806

Power Generation – 0.2%

Calpine Corp., Term Loan, 3.59%, 5/27/22	99	99

Calpine Corp., Term Loan (2015), 4.00%, 1/15/23	154	154

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 13.8% (10) – continued

Power Generation – 0.2% – continued

Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20 (12)	$31	$32
4.00%, 4/23/20	230	231
		516

Property & Casualty Insurance – 0.9%

Asurion LLC, Term Loan, 8.50%, 3/3/21	2,250	2,232

Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, 8/31/21	705	699
		2,931

Publishing & Broadcasting – 0.1%

Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan, 3.50%, 7/30/21	202	202

Real Estate – 0.1%

ESH Hospitality, Inc., Initial Term Loan, 3.75%, 8/30/23	195	196

MGM Growth Properties Operating Partnership L.P., Term B Loan, 4.00%, 4/25/23	174	176
		372

Retail – Consumer Discretionary – 1.0%

National Vision, Inc., Initial Term Loan, 6.75%, 3/11/22	3,000	2,790

PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22	304	305
		3,095

Semiconductors – 0.1%

Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 3.52%, 2/1/23	455	461

Software – 0.0%

RP Crown Parent LLC, Term Loan B, 9/22/23 (12)	25	25

Software & Services – 2.0%

AF Borrower LLC, Initial Term Loan, 10.00%, 1/30/23	2,380	2,347

Donnelley Financial Solutions, Inc., Term Loan B, 9/26/23 (12)	50	50

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 13.8% (10) – continued

Software & Services – 2.0% – continued

Evergreen Skills Lux S.À R.L., Initial Term Loan, 5.75%, 4/28/21	$1,256	$1,108

Evergreen Skills Lux S.À R.L., Initial Term Loan (Second Lien), 9.25%, 4/28/22	2,070	1,216

Presidio LLC, Refinancing Term Loan, 5.25%, 2/2/22	273	273

Sourcehov LLC, Term B Loan, 7.75%, 10/31/19	420	348

Syniverse Holdings, Inc., Initial Term Loan, 4.00%, 4/23/19	60	53

Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19	93	82

Veritas US, Inc., Initial Dollar Term B-1 Loan, 6.63%, 1/27/23	776	724
		6,201

Supermarkets & Pharmacies – 0.1%

Albertson’s LLC, 2016-1 Term B-4 Loan, 4.50%, 8/25/21	420	423

Transportation & Logistics – 0.0%

OSG Bulk Ships, Inc., Initial Term Loan, 5.25%, 8/5/19	95	95

XPO Logistics, Inc., Refinanced Term Loan, 4.25%, 11/1/21	25	25
		120

Travel & Lodging – 0.1%

Hilton Worldwide Finance LLC, Series B-1 Term Loan, 3.50%, 10/26/20	14	14

Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.21%, 10/25/23	141	142
		156

Utilities – 0.0%

Texas Competitive Electric Holdings Co. LLC, Term C Loan, 5.00%, 10/31/17	14	14

Texas Competitive Electric Holdings Co. LLC, Term Loan, 5.00%, 10/31/17	61	61
		75

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 13.8% (10) – continued

Wireless Telecommunications Services – 0.2%

LTS Buyer LLC, Term Loan, 8.00%, 4/12/21	$480	$480

Wireline Telecommunications Services – 0.1%

Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20	295	297

Zayo Group LLC, 2021 Term Loan, 3.75%, 5/6/21	134	134
		431
Total Term Loans
(Cost $44,180)		43,456

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 0.1%

Oil, Gas & Coal – 0.1%

Halcon Resources Corp. *	34,119	$320

Hercules Offshore, Inc. *	3,570	6

Rex Energy Corp. *	10,950	7
		333
Total Common Stocks
(Cost $732)		333

CONVERTIBLE PREFERRED STOCKS – 0.2%

Exploration & Production – 0.0%

Chesapeake Energy Corp., 5.75% (2)(3)	13	7

Pharmaceuticals – 0.2%

Allergan PLC, 5.50%	759	623
Total Convertible Preferred Stocks
(Cost $767)		630

OTHER – 0.0%

Escrow Momentive Performance Materials, Inc. *(11)	145,000	–
Total Other
(Cost $0)		–

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Foresight Energy L.P., Exp. 10/2/17, Strike $0.89* (11)	10,250	$–

Halcon Resources Corp., Exp. 9/9/20, Strike $14.04*	3,297	7
Total Warrants
(Cost $4)		7

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.4%

Northern Institutional Funds - Diversified Assets Portfolio, 0.08%^ (13)(14)	13,956,688	$13,957
Total Investment Companies
(Cost $13,957)		13,957

Total Investments – 97.5%
(Cost $305,828)		307,548

Other Assets less Liabilities – 2.5%		7,884
NET ASSETS – 100.0%		$315,432

(1)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of these restricted illiquid securities amounted to approximately $19,238,000 or 6.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	COST (000s)
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22	6/28/16	$180

Air Canada, 7.75%, 4/15/21	7/19/16	316

Alcoa Nederland Holding B.V., 7.00%, 9/30/26	9/28/16	204

Alliance Data Systems Corp., 5.38%, 8/1/22	7/22/16	173

Altice Finco S.A., 9.88%, 12/15/20	7/28/16	214

AMN Healthcare, Inc., 10/1/24	9/23/16	50

ARD Finance S.A., 7.13%, 9/15/23	9/7/16	200

SECURITY	ACQUISTION AND ENFORCEABLE DATE	COST (000s)
Avaya, Inc., 7.00%, 4/1/19	6/30/16	$111

Beazer Homes USA, Inc., 8.75%, 3/15/22	9/8/16	102

BlueLine Rental Finance Corp., 7.00%, 2/1/19	7/7/16-7/11/16	68

BMC East LLC, 5.50%, 10/1/24	9/8/16	75

Bombardier, Inc., 6.13%, 1/15/23	7/12/16-9/15/16	111

Callon Petroleum Co., 10/1/24	9/15/16	101

Camelot Finance S.A., 10/15/24	9/15/16-9/20/16	707

Century Aluminum Co., 7.50%, 6/1/21	5/23/13-5/4/15	5,349

Chesapeake Energy Corp., 5.75%	6/16/15	10

CIT Group, Inc., 5.50%, 2/15/19	6/29/16-8/10/16	512

Citgo Holding, Inc., 10.80%, 2/15/20	6/30/16-7/7/16	529

Diebold, Inc., 8.50%, 4/15/24	7/21/16	75

Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	9/23/16	125

Essar Steel Algoma, Inc., 9.50%, 11/15/19	11/7/14	270

Foresight Energy LLC/Foresight Energy Finance Corp., 9.00%, 8/15/21	8/31/16	5,368

Hughes Satellite Systems Corp., 5.25%, 8/1/26	7/20/16	175

Hughes Satellite Systems Corp., 6.63%, 8/1/26	7/20/16	200

IHO Verwaltungs GmbH, 4.13%, 9/15/21	9/9/16	202

JDA Escrow LLC/JDA Bond Finance, Inc., 10/15/24	9/22/16-9/26/16	1,183

KCG Holdings, Inc., 6.88%, 3/15/20	7/22/16-9/30/16	49

Kinetic Concepts, Inc./KCI USA, Inc., 9.63%, 10/1/21	9/14/16	25

Kissner Milling Co. Ltd., 7.25%, 6/1/19	7/22/16	51

Landry’s, Inc., 10/15/24	9/20/16	125

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISTION AND ENFORCEABLE DATE	COST (000s)
MSCI, Inc., 4.75%, 8/1/26	8/1/16	$75

Nexstar Escrow Corp., 5.63%, 8/1/24	7/13/16-7/14/16	201

Pacific Exploration and Production Corp., 5.38%, 1/26/19	11/18/13-12/3/13	665

Pacific Exploration and Production Corp., 5.63%, 1/19/25	1/15/15-1/21/15	183

Paragon Offshore PLC, 7.25%, 8/15/24	7/11/14-7/31/14	946

PDC Energy, Inc., 6.13%, 9/15/24	9/12/16	126

Revlon Consumer Products Corp., 6.25%, 8/1/24	7/21/16-7/22/16	126

Targa Resources Partners L.P./ Targa Resources Partners Finance 2/1/25	9/22/16	165

Targa Resources Partners L.P./ Targa Resources Partners Finance Corp., 2/1/27	9/22/16	190

TransDigm, Inc., 6.38%, 6/15/26	6/29/16	248

Ultra Petroleum Corp., 5.75%, 12/15/18	12/6/13	285

US Foods, Inc., 5.88%, 6/15/24	6/29/16	204

Versum Materials, Inc., 5.50%, 9/30/24	9/21/16	50

Wise Metals Group LLC/ Wise Alloys Finance Corp., 8.75%, 12/15/18	7/14/16	97

WMG Acquisition Corp., 5.00%, 8/1/23	7/21/16	51

Ziggo Bond Finance B.V., 6.00%, 1/15/27	9/16/16	150

(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2016.
(7)	Step coupon bond. Rate as of September 30, 2016 is disclosed.
(8)	Issuer has defaulted on terms of debt obligation.
(9)	Variable rate security. Rate as of September 30, 2016 is disclosed. Maturity date represents the perpetual call date.
(10)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(11)	Level 3 asset that is worthless, bankrupt or has been delisted.
(12)	Position is unsettled. Contract rate was not determined at September 30, 2016 and does not take effect until settlement date.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day yield as of September 30, 2016 is disclosed.

*	Non-Income Producing Security
^	See Note 12 of Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At September 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	1.9%
BB	24.6
B	33.0
CCC or Below	33.1
Not Rated	2.9
Cash Equivalents	4.5

Total	100.0%

* Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Convertible Bonds(1)	$–	$2,166	$–	$2,166
Corporate Bonds(1)	–	209,493	–	209,493
Foreign Issuer Bonds(1)	–	37,506	–	37,506
Term Loans(1)	–	43,456	–	43,456
Common Stocks(1)	333	–	–	333
Convertible Preferred Stocks
Exploration & Production	–	7	–	7
Pharmaceuticals	623	–	–	623
Total Convertible Preferred Stocks	623	7	–	630
Warrants	7	–	–	7
Investment Companies	13,957	–	–	13,957
Total Investments	$14,920	$292,628	$–	$307,548

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 45 funds as of September 30, 2016, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Active M Emerging Markets Equity (formerly known as the Multi-Manager Emerging Markets Equity Fund), Active M International Equity (formerly known as the Multi-Manager International Equity Fund), Active M U.S. Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”) is a subsidiary of The Northern Trust Company (“Northern Trust”). NTI serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Active M U.S. Equity Fund commenced operations on May 5, 2016.

2 . SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS

Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. Centrally cleared swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund, but before the time as of which the Fund calculates its NAV, depending on the

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SEPTEMBER 30, 2016 (UNAUDITED)

nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit” ) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC” ) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes. The Multi-Manager Emerging Markets Debt Opportunity Fund may also use these investments for non-hedging purposes in order to seek exposure to certain countries or currencies. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2016, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Active M International Equity	Long	Liquidity

Active M U.S. Equity	Long	Liquidity

Multi-Manager Global Listed Infrastructure	Long	Liquidity

Multi-Manager Emerging Markets Debt Opportunity	Long	Hedge/Liquidity/Speculation

Multi-Manager High Yield Opportunity	Short	Hedge/Liquidity

At September 30, 2016, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Active M International Equity, Active M U.S. Equity and Multi-Manager Global Listed Infrastructure Funds was approximately $4,453,000, $329,000 and $1,538,000, respectively. At September 30, 2016, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Multi-Manager Emerging Markets Debt Opportunity Fund was approximately $160,000. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S.

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NOTES TO THE FINANCIAL STATEMENTS continued

dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Multi-Manager Emerging Markets Debt Opportunity Fund may enter into forward foreign currency contracts for hedging purposes and to seek exposure to certain currencies. Each of the other Funds may enter into these contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes, but not for speculative purposes or to seek to enhance total return. The Funds may also enter into forward currency exchange contracts to help reduce risks and volatility caused by changes in foreign currency exchange rates. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency contracts are not required to make markets in the currencies they trade, and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

E) CREDIT DEFAULT SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in credit default swap agreements for hedging purposes or to gain exposure to certain countries or currencies. The Fund enters into credit default swap agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment should a credit default event on the referenced obligation occur. In the event of a credit default event, as defined under the terms of each particular swap agreement, if the Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap.

The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which the Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.

The resulting values for credit default agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for credit default swaps sold and, conversely, increasing market values for credit default swaps purchased, represent a

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SEPTEMBER 30, 2016 (UNAUDITED)

deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

When entering into a credit default swap agreement as a buyer of protection, the Fund may pay an upfront premium to enter into the agreement. When selling protection, the Fund may receive this upfront premium paid from the buyer. During the term of the credit default swap agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on credit default swap agreements, with any interest payments already having been made being recognized as realized gain or loss on credit default swap agreements. This treatment will occur until the credit default swap is sold or reaches its expiration. Any upfront payments made or received upon entering into a credit default swap agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on credit default swap agreements. Unrealized appreciation (depreciation) on credit default swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, the sub-adviser, considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditworthiness of the counterparty. In addition, the sub-advisers of the Multi-Manager Emerging Markets Debt Opportunity Fund may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk. For credit default swap transactions that were outstanding as of September 30, 2016, no collateral had been posted by either the Multi-Manager Emerging Markets Debt Opportunity Fund or any counterparty. During the six months ended September 30, 2016, the Multi-Manager Emerging Markets Debt Opportunity Fund entered into credit default swap agreements for hedging purposes. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

F) INTEREST RATE SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in interest rate swap agreements for hedging purposes or to gain exposure to certain countries or currencies. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals at agreed upon fixed rates or at rates based upon, or calculated by, reference to changes in specified prices or interest rates for a specified notional amount.

Interest payments earned or charged under the terms of the interest rate swap agreements are recorded as realized gain (loss) on interest rate swap agreements. The swap interest receivable or payable as of the fiscal year end, if any, is included as unrealized appreciation (depreciation) on interest rate swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on interest rate swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Risks may arise as a result of the failure of the counterparty to the interest rate swap agreement to comply with the terms of the agreement. The loss incurred by the failure of counterparty is generally limited to the swap interest payment to be received by the Fund and/or the termination value at the end of the agreement. Therefore, the sub-adviser considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. The sub-adviser may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying counterparties used to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each interest rate swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.

For bilateral interest rate swap transactions that were outstanding as of September 30, 2016, no collateral had been posted by either the Fund or any counterparty. For centrally cleared interest rate swap transactions that were outstanding as of September 30, 2016, the aggregate fair value of cash to cover margin requirements for open positions for the Multi-Manager Emerging Debt Opportunity Fund was approximately $20,000 and is included in Cash held at broker on the Statements of Assets and Liabilities. During the six months ended September 30, 2016, the Multi-Manager Emerging Markets Debt Opportunity Fund

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NOTES TO THE FINANCIAL STATEMENTS continued

entered into bilateral and centrally cleared interest rate swap agreements to gain country exposure. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

G) CURRENCY SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund enters into currency swap agreements to manage its exposure to currency risk. Currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by a Fund under a swap is covered by segregated cash or liquid assets, the Funds and their Investment Adviser and Sub-Advisers believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

A Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P Global’s Rating Services or Fitch Ratings, or A or Prime-1 or better by Moody’s Investor Services, Inc. or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser or Sub-Advisers. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser or Sub-Advisers are incorrect in their forecasts of currency exchange rates the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Interest payments earned or charged under the terms of the currency swap agreements are recorded as realized gain (loss) on currency swap agreements. The swap interest receivable or payable as of the fiscal year end, if any, is included as unrealized gains and losses on currency swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on currency swap agreements, if any, are included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations. For currency swap transactions that were outstanding as of September 30, 2016, no collateral had been posted by either the Multi-Manager Emerging Markets Debt Opportunity Fund or any counterparty. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

H) DUE TO/FROM BROKER Transactions and positions in certain derivative types are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker dealers. The Due from broker balances in the Statements of Assets and Liabilities for the Multi-Manager Global Listed Infrastructure Fund represents cash on deposit with the broker for open futures contracts. The Due to broker balance in the Statements of Assets and Liabilities for the Active M International Equity Fund represents a cash debit balance related to futures contracts.

I) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitment. When-issued securities at September 30, 2016, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

J) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

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SEPTEMBER 30, 2016 (UNAUDITED)

K) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

L) REDEMPTION FEES The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees were less than $1,000 for the six months ended September 30, 2016, for the Multi-Manager Global Listed Infrastructure and Multi-Manager High Yield Opportunity Funds. There were no redemption fees for the six months ended September 30, 2016, for the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Real Estate and Multi-Manager Emerging Markets Debt Opportunity Funds. Redemption fees were approximately $1,000 for the fiscal year ended March 31, 2016, for the Active M Emerging Markets Equity Fund. Redemption fees were less than $1,000 for the fiscal year ended March 31, 2016, for the Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds. There were no redemption fees for the fiscal year ended March 31, 2016, for the Active M International Equity, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds. These amounts are included in Payments for Shares Redeemed in Note 8 – Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share.

M) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Active M Emerging Markets Equity	Annually

Active M International Equity	Annually

Active M U.S. Equity	Quarterly

Multi-Manager Global Listed Infrastructure	Quarterly

Multi-Manager Global Real Estate	Quarterly

Multi-Manager Emerging Markets Debt Opportunity	Quarterly

Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, recharacterization of distributions received from investments in Master Limited Partnerships ( “MLPs” ), expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At March 31, 2016, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Active M Emerging Markets Equity	$(321)	$321	$—

Active M International Equity	2,351	(2,351)	—

Multi-Manager Global Listed Infrastructure	11,371	(11,371)	—

Multi-Manager Global Real Estate	3,498	(3,498)	—

Multi-Manager Emerging Markets Debt Opportunity	(1,921)	7,961	(6,040)

Multi-Manager High Yield Opportunity	(1,118)	1,118	—

N) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

NORTHERN FUNDS SEMIANNUAL REPORT	81	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NOTES TO THE FINANCIALS TATEMENTS continued

For the period subsequent to October 31, 2015 through the fiscal year ended March 31, 2016, the following Funds incurred net capital losses and/or late year ordinary losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Active M Emerging Markets Equity	$ 61,775

Active M International Equity	35,355

Multi-Manager Emerging Markets Debt Opportunity	2,884

Multi-Manager High Yield Opportunity	23,104

The Regulated Investment Company Modernization Act of 2010 (the “Act” ) eliminated the eight-year limit on the use of capital loss carryfowards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012, for the Multi-Manager Global Listed Infrastructure Fund, for the period ended March 31, 2013 and for the Multi-Manager Emerging Markets Debt Opportunity Fund, for the period ended March 31, 2014. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012, or taxable year or period ended November 30, 2012, as applicable without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2016, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2018
Active M International Equity	$97,115

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

During the fiscal year ended March 31, 2016, the Active M International Equity Fund utilized approximately $14,530,000 in capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Active M Emerging Markets Equity	$25,247	$ –

Multi-Manager Emerging Markets Debt Opportunity	5,892	554

Multi-Manager High Yield Opportunity	5,029	2,987

At November 30, 2015, the Multi-Manager Global Listed Infrastructure Fund’s last tax year end, the non-expiring short-term capital loss was approximately $3,405,000. The Fund may offset future capital gains with these capital loss carryforwards.

At March 31, 2016, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Active M Emerging Markets Equity	$15,870	$ –	$(6,001)

Active M International Equity	14,119	–	24,285

Multi-Manager Emerging Markets Debt Opportunity	–	–	(1,819)

Multi-Manager High Yield Opportunity	42	–	(33,699)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2015, the Multi-Manager Global Listed Infrastructure Fund’s and Multi-Manager Global Real Estate Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Multi-Manager Global Listed Infrastructure	$5,299	$ –	$(48,089)

Multi-Manager Global Real Estate	4,957	101,571	7,652

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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ACTIVE M/MULTI-MANAGER FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M Emerging Markets Equity	$13,586	$17,875	$ –
Active M International Equity	12,000	–	–
Multi-Manager Emerging Markets Debt Opportunity	–	–	635
Multi-Manager High Yield Opportunity	26,067	2,478	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Active M Emerging Markets Equity	$17,000	$ –
Active M International Equity	44,959	–
Multi-Manager Emerging Markets Debt Opportunity	5,999	–
Multi-Manager High Yield Opportunity	35,412	7,859

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Multi-Manager Global Listed Infrastructure Fund’s tax years ended November 30, 2015 and November 30, 2014 and Multi-Manager Global Real Estate Fund’s tax years ended November 30, 2015 and November 30, 2014 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2015 AND NOVEMBER 30, 2014 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Global Listed Infrastructure (2015)	$41,146	$37,361
Multi-Manager Global Listed Infrastructure (2014)	26,085	1,434
Multi-Manager Global Real Estate (2015)	16,171	91,111
Multi-Manager Global Real Estate (2014)	35,342	79,385

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Multi-Manager Global Listed Infrastructure Fund and the Multi-Manager Global Real Estate Fund have a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2015 through March 31, 2016 will be determined at the end of its tax year.

As of March 31, 2016 no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds, filed for the fiscal years ended March 31, 2013 through March 31, 2015 remain subject to examination by the Internal Revenue Service. The Multi-Manager Global Listed Infrastructure Fund’s and the Multi-Manager Global Real Estate Fund’s federal tax returns for the tax years ended November 30, 2013 through November 30, 2015 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

O) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services

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ACTIVE M/MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2016.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2016.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which was included in Other expenses on the Statements of Operations.

At a meeting held on November 16-17, 2016, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 21, 2016 and will expire on November 20, 2017, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2016.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2016, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Active M Emerging Markets Equity	1.08%	1.048%	1.017%	1.10%
Active M International Equity	0.82%	0.795%	0.771%	0.84%
Active M U.S. Equity	0.64%	0.621%	0.602%	0.66%
Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	1.00%
Multi-Manager Global Real Estate	0.89%	0.863%	0.837%	0.91%

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.93%
Multi-Manager High Yield Opportunity	0.83%	0.805%	0.781%	0.85%

Prior to June 15, 2016, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Active M Emerging Markets Equity	1.30%	1.261%	1.223%	1.35%
Active M International Equity	1.15%	1.116%	1.083%	1.20%
Active M U.S. Equity	0.64%	0.621%	0.602%	0.66%
Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	1.00%
Multi-Manager Global Real Estate	1.05%	1.019%	0.988%	1.10%

ACTIVE M/MULTI-MANAGER FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

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SEPTEMBER 30, 2016 (UNAUDITED)

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.93%

Multi-Manager High Yield Opportunity	0.85%	0.825%	0.80%	0.90%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2017. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI. NTI manages the cash portion of each Fund as well as the emerging market investments of the Active M International Equity Fund.

As of September 30, 2016, Axiom International Investors LLC, PanAgora Asset Management, Inc. and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.

As of September 30, 2016, Cambiar Investors, LLC, Causeway Capital Management LLC, Victory Capital Management Inc. and WCM Investment Management are the Sub-Advisers for the Active M International Equity Fund.

As of September 30, 2016, Delaware Investments Fund Advisers, Granite Investment Partners, LLC, The London Company of Virginia, LLC and Polen Capital Management, LLC are the Sub-Advisers for the Active M U.S. Equity Fund

As of September 30, 2016, Brookfield Investment Management Inc. and Lazard Asset Management LLC are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2016, Brookfield Investment Management Inc. and Delaware Investments Fund Advisers are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2016, BlueBay Asset Management LLP and Lazard Asset Management LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Debt Opportunity Fund.

As of September 30, 2016, DDJ Capital Management, LLC, Neuberger Berman Investment Advisers LLC (formerly, Neuberger Berman Fixed Income LLC) and Nomura Corporate Research and Asset Management Inc. are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

NTI is responsible for payment of sub-advisory fees to these sub-advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for Multi-Manager Funds’ Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds (see Note 12) and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that

NORTHERN FUNDS SEMIANNUAL REPORT	85	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) (see Note 12), a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to each Fund by NTI as a result of uninvested cash being invested in the Portfolio. Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolio pays to NTI and/or its affiliates. At September 30, 2016, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolio’s prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolio. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

During the fiscal year ended March 31, 2016, Multi-Manager Emerging Markets Debt Opportunity received reimbursements from NTI of approximately $52,000 in connection with trade errors.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Amounts in thousands	PURCHASES		SALES
	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Active M Emerging Markets Equity	$ –	$429,779	$ –	$291,622

Active M International Equity	–	1,051,672	–	1,241,867

Active M U.S. Equity	–	357,077	–	15,692

Multi-Manager Global Listed Infrastructure	–	352,199	–	369,246

Multi-Manager Global Real Estate	–	219,093	–	288,160

Multi-Manager Emerging Markets Debt Opportunity	522	70,156	870	53,540

Multi-Manager High Yield Opportunity	–	147,552	–	263,926

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2016, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES

Active M Emerging Markets Equity	$157,178	$(58,991)	$98,187	$787,986

Active M International Equity	100,676	(37,047)	63,629	1,186,492

Active M U.S. Equity	14,054	(7,469)	6,585	361,262

Multi-Manager Global Listed Infrastructure	135,767	(44,918)	90,849	1,141,148

Multi-Manager Global Real Estate	16,414	(11,869)	4,545	269,275

Multi-Manager Emerging Markets Debt Opportunity	3,156	(1,803)	1,353	82,463

Multi-Manager High Yield Opportunity	12,233	(12,679)	(446)	307,994

ACTIVE M/MULTI-MANAGER FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M/MULTI-MANAGER FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	15,568	$246,182	–	$ –	(7,185)	$(112,412)	8,383	$133,770

Active M International Equity	3,584	33,844	–	–	(28,584)	(268,728)	(25,000)	(234,884)

Active M U.S. Equity*	38,568	400,226	16	167	(3,847)	(40,213)	34,737	360,180

Multi-Manager Global Listed Infrastructure	6,298	76,228	273	3,333	(8,256)	(99,648)	(1,685)	(20,087)

Multi-Manager Global Real Estate	679	8,300	20	244	(6,120)	(74,928)	(5,421)	(66,384)

Multi-Manager Emerging Markets Debt Opportunity	2,413	22,559	29	278	(664)	(6,151)	1,778	16,686

Multi-Manager High Yield Opportunity	1,903	18,077	101	969	(14,454)	(135,054)	(12,450)	(116,008)

*	Commenced investment operations on May 5, 2016.

Transactions in capital shares for the fiscal year ended March 31, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	14,586	$225,779	1,137	$16,631	(43,608)	$(693,011)	(27,885)	$(450,601)

Active M International Equity	36,089	342,923	79	738	(64,685)	(626,837)	(28,517)	(283,176)

Multi-Manager Global Listed Infrastructure	23,642	272,057	544	6,334	(38,944)	(447,504)	(14,758)	(169,113)

Multi-Manager Global Real Estate	7,971	108,429	7,324	84,783	(33,927)	(494,142)	(18,632)	(300,930)

Multi-Manager Emerging Markets Debt Opportunity	1,759	15,468	33	299	(6,025)	(51,546)	(4,233)	(35,779)

Multi-Manager High Yield Opportunity	41,706	384,494	596	5,537	(50,238)	(465,614)	(7,936)	(75,583)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2016, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD

Active M Emerging Markets Equity	Northern Institutional Funds - Diversified Assets Portfolio*	$12,719	$362,622	$356,833	$–	$–	$30	$18,508

Active M International Equity	Northern Institutional Funds - Diversified Assets Portfolio*	43,824	409,647	418,609	–	–	53	34,862

Active M U.S. Equity	Northern Institutional Funds - Diversified Assets Portfolio*	–	375,854	355,271	–	–	18	20,583

Multi-Manager Global Listed Infrastructure	Northern Institutional Funds - Diversified Assets Portfolio*	33,842	255,256	241,548	–	–	39	47,550

Multi-Manager Global Real Estate	Northern Institutional Funds - Diversified Assets Portfolio*	10,023	158,133	155,519	–	–	13	12,637

Multi-Manager Emerging Markets Debt Opportunity	Northern Institutional Funds - Diversified Assets Portfolio*	4,140	46,769	46,944	–	–	5	3,965

Multi-Manager High Yield Opportunity	Northern Institutional Funds - Diversified Assets Portfolio*	14,598	253,357	253,998	–	–	19	13,957

*	See Note 12.

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NOTES TO THE FINANCIAL STATEMENTS continued

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2016:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE

Active M International Equity	Equity contracts	Net Assets-Net unrealized appreciation	$329*		Net Assets-Net unrealized depreciation	$–

Active M U.S. Equity	Equity contracts	Net Assets-Net unrealized appreciation	3	*	Net Assets-Net unrealized depreciation	(3	)*

Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets-Net unrealized appreciation	27	*	Net Assets-Net unrealized depreciation	(28	)*

Multi-Manager Emerging Markets Debt Opportunity	Credit contracts	Unrealized appreciation on credit default swap agreements	–		Unrealized depreciation on credit default swap agreements	(13)

	Currency contracts	Unrealized appreciation on currency swap agreements	5		Unrealized depreciation on currency swap agreements	–

	Interest rate contracts	Net Assets-Net unrealized appreciation	9	*	Net Assets-Net unrealized depreciation	(2	)*

		Unrealized appreciation on bilateral interest rate swap agreements	52		Unrealized depreciation on bilateral interest rate swap agreements	(7)

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	143		Unrealized depreciation on forward foreign currency exchange contracts	(179)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Fund may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2016, gross amounts of assets and liabilities for forward foreign exchange contracts and swap agreements not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Multi-Manager Emerging Markets Debt Opportunity	Barclays	$40	$(40)	$–	$–

	BNP	93	(70)	–	23

	Citibank	41	(14)	–	27

	JPMorgan Chase	11	(11)	–	–

	Standard Chartered Bank	10	(10)	–	–

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SEPTEMBER 30, 2016 (UNAUDITED)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

	UBS	$ 5	$ (5)	$ –	$ –

	Total	$200	$(150)	$ –	$50

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

Multi-Manager Emerging Markets Debt Opportunity	Barclays	$ (52)	$ 40	$ –	$(12)

	BNP	(70)	70	–	–

	Citibank	(14)	14	–	–

	JPMorgan Chase	(31)	11	–	(20)

	Standard Chartered Bank	(26)	10	–	(16)

	UBS	(6)	5	–	(1)

	Total	$(199)	$150	$ –	$(49)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2016:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	$ 2,215

Active M U.S. Equity	Equity contracts	Net realized gains (losses) on futures contracts	305

Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	1,499

Multi-Manager Emerging Markets Debt Opportunity	Credit contracts	Net realized gains (losses) on credit default swap agreements	(97)

	Currency contracts	Net realized gains (losses) on currency swap agreements	24

	Interest rate contracts	Net realized gains (losses) on interest rate swap agreements	43

		Net realized gains (losses) on futures contracts	83

	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(810)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE

Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ 53

Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(399)

Multi-Manager Emerging Markets Debt Opportunity	Credit contracts	Net change in unrealized appreciation (depreciation) on credit default swap agreements	1

	Currency contracts	Net change in unrealized appreciation (depreciation) on currency swap agreements	(6)

	Interest rate contracts	Net change in unrealized appreciation (depreciation) on interest rate swap agreements	33

		Net change in unrealized appreciation (depreciation) on futures contracts	6

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2016 (UNAUDITED)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(36)

Volume of derivative activity for the six months ended September 30, 2016*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		CREDIT CONTRACTS		CURRENCY CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Active M International Equity	–	$ –	24	$7,383	–	$ –	–	$ –	–	$ –

Active M U.S. Equity	–	–	69	374	–	–	–	–	–	–

Multi-Manager Global Listed Infrastructure	–	–	94	1,369	–	–	–	–	–	–

Multi-Manager Emerging Markets Debt Opportunity	1,911	176	43	943	30	363	1	2,414	25	895

*	Activity for the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange, futures equity and interest rate, swap credit, currency and interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the item noted below.

Prior to October 1, 2016, the uninvested cash of the Funds was invested in the Northern Institutional Funds Diversified Assets Portfolio. Effective October 1, 2016, the Diversified Assets Portfolio changed its name to the Government Assets Portfolio and changed its investment strategy to that of a “government money market fund.” The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Northern Institutional Funds Government Assets Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund.

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ACTIVE M/MULTI-MANAGER FUNDS

FUND EXPENSES	SEPTEMBER 30, 2016 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager Emerging Markets Debt Opportunity, and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2016 through September 30, 2016.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 4/1/16 - 9/30/16 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 81), if any, in the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager Emerging Markets Debt Opportunity, and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 86), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ACTIVE M EMERGING MARKETS EQUITY(1)

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	1.20%	$1,000.00	$1,104.80	$6.33
Hypothetical**	1.20%	$1,000.00	$1,019.05	$6.07

ACTIVE M INTERNATIONAL EQUITY(2)

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	1.00%	$1,000.00	$1,036.40	$5.10
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

ACTIVE M U.S. EQUITY(3)

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.67%	$1,000.00	$1,057.00	$2.79
Hypothetical**	0.67%	$1,000.00	$1,017.56	$2.74

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

(1)	Formerly known as the Multi-Manager Emerging Markets Equity Fund.

(2)	Formerly known as the Multi-Manager International Equity Fund.

(3)	Commenced investment operations on May 5, 2016. The actual expense example is based on the period since inception; the hypothetical example is based on the half-year beginning 4/1/2016.

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FUND EXPENSES continued	SEPTEMBER 30, 2016 (UNAUDITED)

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	1.00%	$1,000.00	$1,068.80	$5.19
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER GLOBAL REAL ESTATE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	1.00%	$1,000.00	$1,059.00	$5.16
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.95%	$1,000.00	$1,080.20	$4.95
Hypothetical**	0.95%	$1,000.00	$1,020.31	$4.81

MULTI-MANAGER HIGH YIELD OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.88%	$1,000.00	$1,112.00	$4.66
Hypothetical**	0.88%	$1,000.00	$1,020.66	$4.46

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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ACTIVE M/MULTI-MANAGER FUNDS

APPROVAL OF MANAGEMENT AND

SUBADVISORY AGREEMENTS	SEPTEMBER 30, 2016 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Multi-Manager Funds, including the review of the investment performance and expenses of the investment funds covered by this Report (“Multi-Manager Funds,” and each a “Multi-Manager Fund” or “Fund”) at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue: (i) the Trust’s management agreement (the “Management Agreement”) for the Multi-Manager Funds with Northern Trust Investments, Inc. (“Northern”); and (ii) the sub-advisory agreements among Northern and the Sub-Advisers to the Multi-Manager Funds.

Management Agreement Approval

The Management Agreement was re-approved with respect to each of the Multi-Manager Funds by the Board, including all of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) voting separately, at an in-person meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).1

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Multi-Manager Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Multi-Manager Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; (vii) policies adopted by Northern regarding compliance with the exemptive order applicable to the Multi-Manager Funds, including supervision and monitoring of the sub-advisers; and (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Multi-Manager Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge (doing business as “Lipper”), a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any fee waivers and expense reimbursements) of the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Multi-Manager Funds compared to the management fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the senior management, portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management and other talent; (vii) Northern’s investments in technology to benefit the Multi-Manager Funds; (viii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Multi-Manager Funds. The

[1]	Active M U.S. Equity Fund recently commenced operations, therefore, its management and sub-advisory agreements were not considered for renewal at the Annual Contract Meeting. The Fund’s management agreement and sub-advisory agreements were initially approved on March 9, 2016. See “Approval of Management and Sub-Advisory Agreements – Active M U.S. Equity Fund” below.

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ACTIVE M/MULTI-MANAGER FUNDS

APPROVAL OF MANAGEMENT AND

SUBADVISORY AGREEMENTS continued

Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Multi-Manager Funds by Northern and its affiliates. These services include acting as the Multi-Manager Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern.

The Trustees considered, in evaluating whether to continue and approve the Management Agreement, that Northern engages sub-advisers, subject to the Trustees’ approval, to manage the investment of the net assets of the Multi-Manager Funds. They considered that Northern provided overall general investment management services to the Multi-Manager Funds, including managing the day-to-day operations of the Multi-Manager Funds, and also has the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern is also responsible for, among other things: (i) selecting each Multi-Manager Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) implementing procedures relating to the sub-advisers’ compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions and monitoring of same. The Trustees noted that Northern manages the cash portion of each Multi-Manager Fund in addition to providing these services.

In addition, the Board considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Multi-Manager Fund are complementary. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund. The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. The Trustees also considered that at the time of the Meeting, Northern supervised a significant number of sub-advisers. The Trustees also took into account Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees also considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Funds. The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, the Trustees noted that Northern’s staff conducted thorough and ongoing operational and compliance due diligence on prospective and existing sub-advisers. They noted enhancements made to the compliance and due diligence teams during the year to enhance their effectiveness and resources.

The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes. They noted Northern’s enhancements to technology in prior years, including enhancements to cybersecurity controls.

The Trustees also reviewed the compliance and administrative services provided to the Multi-Manager Funds by Northern, including its oversight of the Multi-Manager Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Multi-Manager Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Funds’ service providers, including the sub-advisers, and the continued active involvement of internal audit in reviewing operations related to the Multi-Manager Funds. The Trustees also took into account that the scope of services provided by Northern and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Multi-Manager Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

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SEPTEMBER 30, 2016 (UNAUDITED)

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior personnel and noted Northern’s recruitment and retention plans for attracting high quality professionals. They also received information regarding management’s approach regarding selection and oversight of the sub-advisers and the consistency of investment approach with respect to the Multi-Manager Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position, stability and willingness to support the Multi-Manager Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to continue to provide quality services to the Multi-Manager Funds.

Performance

The Trustees considered the investment performance of the Multi-Manager Funds. They first considered whether the Multi-Manager Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Multi-Manager Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for the past one, two, three, four, five years and since inception, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Multi-Manager Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Multi-Manager Funds with the funds included in their respective peer groups and universes. The Trustees also reviewed the Multi-Manager Funds’ investment performance relative to each Multi-Manager Fund’s performance benchmarks.

Among other performance data considered, the Trustees took into account that the Active M Emerging Markets Equity Fund (formerly known as the Multi-Manager Emerging Markets Equity Fund) underperformed its Lipper performance universe average for the one- and three-year periods and outperformed for the five-year period ended January 31, 2016; and that the Multi-Manager Global Listed Infrastructure Fund outperformed its Lipper performance universe average for the one- and three-year periods. The Trustees also considered that each of the other Multi-Manager Funds underperformed its respective Lipper performance universe average for the one-, three- and five-year periods, as applicable. The Trustees also considered that all of the Multi-Manager Funds underperformed their respective benchmarks for the one-, three- and five-year periods ended March 31, 2016, with the exception of the Active M Emerging Markets Equity Fund, which underperformed against its benchmark for the one- and three-year periods and outperformed for the five-year period, and the Multi-Manager Global Listed Infrastructure Fund, which outperformed its benchmark for the one- and three-year periods.

The Trustees took into account management’s explanations for the performance rankings and comparisons, as well as any actions taken to attempt to improve performance of any underperforming Multi-Manager Fund. They considered Northern’s continual monitoring of sub-advisers, which included on site due diligence visits and meetings. The Trustees noted that Northern had monitored closely the performance of the sub-advisers throughout the year and had proposed to replace sub-advisers who were not performing as expected. The Trustees expected and believed that Northern was appropriately monitoring underperforming Multi-Manager Funds. They noted the in-depth performance reviews requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to any Multi-Manager Funds that were underperforming. The Trustees considered the change in investment strategy with respect to certain of the Multi-Manager Funds and also took into account management’s discussion of proposed plans with respect to certain of the other Funds. The Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds recently commenced operations and as a result had only limited performance history. Management also noted the actions taken to address the performance of the Multi-Manager Global Real Estate Fund, including the replacement of two of the Funds’ Sub-Advisers in 2014. Management also noted the change of one of the Sub-Advisers of the Active M International Equity Fund (formerly Multi-Manager International Equity Fund) in 2015, and the Trustees also approved Northern’s proposal to replace four more of the Sub-Advisers with two new sub-advisers and a change in the Fund’s benchmark. With respect to the Active M Emerging Markets Equity Fund, the Trustees approved Northern’s proposed termination of two of the Fund’s Sub-Advisers. With respect to the Multi-Manager High Yield Opportunity Fund, the Trustees approved management’s proposal to replace one of the Fund’s Sub-Advisers.

The Trustees concluded, based on the information received, that Northern was taking appropriate steps to address the performance of any underperforming Multi-Manager Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Multi-Manager Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any fee waivers and expense

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reimbursements; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees took into account that Northern had reduced its management fees on several of the Multi-Manager Funds over recent years in order to reduce shareholder expenses. The Trustees also noted certain other actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that, for those Multi-Manager Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Multi-Manager Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Trust’s exemptive order.

The Trustees reviewed information on the management fee rates under the Management Agreement and the Multi-Manager Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Multi-Manager Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the net management fee for each of the Multi-Manager Funds (with the exception of the Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds) was below its respective Lipper peer group median. The Trustees considered that each of the Multi-Manager Funds’ total expense ratios after reimbursement of expenses and/or waivers was below its respective Lipper category objective median, taking into account Northern’s most recent management fee reductions. The Trustees considered Northern’s discussion of the fees of the Multi-Manager Funds relative to the peer group, including the multi-manager structure and also noted that Northern had waived fees and/or reimbursed expenses for each of the Funds. Management also reviewed with the Trustees the proposed decrease in the contractual management fee rates for the Active M Emerging Markets Equity, Multi-Manager Global Real Estate, Active M International Equity and Multi-Manager High Yield Opportunity Funds. The Trustees also discussed with Management that Northern had agreed to increase the contractual expense reimbursements it provides to these Funds by also lowering such Funds’ contractual expense limitations. With respect to the Multi-Manager Emerging Markets Debt Opportunity Fund, Management discussed the category in which the Fund was placed by Lipper and the differences of the Multi-Manager Fund from the other funds in its peer group.

The Trustees received information describing the Multi-Manager Funds’ expenses, including the advisory fee structure and the amount retained by Northern after payment of sub-advisory fees and the services provided by Northern under the Management Agreement and in supervising the sub-advisers. The Trustees also took into account that each of the Multi-Manager Funds utilizes multiple sub-advisers. The Trustees also evaluated information on the advisory fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Multi-Manager Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Multi-Manager Funds.

In addition, the Trustees considered the amount of assets in the Multi-Manager Funds; information provided by Northern relating to the cost of services to be provided by it and their affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. It was noted that Northern had presented profitability information to the Trustees on a quarterly basis on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Funds’ exemptive order. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Multi-Manager Funds’ sub-administration fees from its management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. As noted above, the Trustees received materials detailing the advisory/sub-advisory fee structure and the services provided by Northern under the Management Agreement. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year and took into account the high quality of

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the services received by the Multi-Manager Funds from Northern, as well as the type of funds. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Multi-Manager Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Multi-Manager Funds were sharing in economies of scale through the level at which the Multi-Manager Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Multi-Manager Funds to specific levels. In addition, the Trustees considered that each Multi-Manager Fund’s management fee was subject to breakpoints, thus ensuring that as a Multi-Manager Fund’s assets grew, its shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that the Active M International Equity and Multi-Manager Global Listed Infrastructure Funds had the specified asset levels at which one or more breakpoints on their management fees are triggered. Although the other Multi-Manager Funds were not currently at the specified asset levels at which a breakpoint to their management fees would be triggered, their net management fees (with the exception of the Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds) were below the median of their respective expense peer groups. The Trustees also noted that total expenses of each of the Multi-Manager Funds after reimbursements/waivers were below the objective median of their respective Lipper category. The Trustees determined that the Multi-Manager Funds’ current management fee structure was reasonable.

Other Benefits

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Multi-Manager Funds. Those benefits included fees received by Northern’s affiliates for transfer agency, custodial, and sub-administrative functions. The Trustees also considered that many of the Multi-Manager Funds’ shareholders were likely to have other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Multi-Manager Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Multi-Manager Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. It was taken into account that Northern may benefit from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Funds and Northern’s other clients. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Multi-Manager Funds that the management fee paid by each of the Multi-Manager Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement would be in the best interests of each Multi-Manager Fund and its respective shareholders and should be approved with respect to each of the Multi-Manager Funds for an additional one-year term.

Sub-Advisory Agreement Approval

The Trustees, including a majority of the Independent Trustees voting separately, also considered and reapproved the sub-advisory agreements with the existing sub-advisers (the “Sub-Advisers”) for the Multi-Manager Funds at the Annual Contract Meeting.

The Trustees reviewed information and written materials from Northern and the Sub-Advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the Sub-Advisers, including the experience and qualifications of the personnel providing such services; (ii) each Sub-Adviser’s financial condition, history of operations and ownership structure; (iii) the Sub-Advisers’ brokerage and soft dollar practices; (iv) the Sub-Advisers’ investment strategies and styles of investing; (v) the performance history of the Sub-Advisers with respect to the applicable Fund; (vi) information with respect to each Sub-Adviser’s risk management and cyber-security programs and each Sub-Adviser’s compliance policies and procedures (including their codes of ethics) and the Trust’s Chief Compliance Officer’s (“CCO’s”) evaluations of such policies and procedures, as well as the Sub-Adviser’s regulatory history; (vii) the Sub-Advisers’ conflicts of interest in managing the Multi-Manager Funds, including the Sub-Adviser’s financial or business relationships with Northern; and (viii) the terms of the existing sub-advisory agreements. The Trustees also reviewed and discussed Northern’s strategy for allocating assets among the various Sub-Advisers, as well as the current allocations of assets among the various Sub-Advisers.

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In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the Sub-Advisers.

Nature, Quality and Extent of Services

The Trustees considered the information and evaluations provided by Northern with respect to each Sub-Adviser’s operations, qualifications and experience in managing the type of strategies for which the Sub-Adviser was engaged, or proposed to be engaged, in connection with a Multi-Manager Fund. The Trustees also considered the CCO’s compliance program and the compliance monitoring schedule for each Sub-Adviser. The Trustees concluded that each Sub-Adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds, although they noted that certain of the Sub-Advisers were being closely monitored and that if such Sub-Advisors performance did not improve, they would be subject to termination and replacement. It was noted that at the Annual Contract Meeting, certain of the Sub-Advisers with respect to the Active M International Equity Fund and the Multi-Manager High Yield Opportunity Fund were approved to be replaced at a later effective date and that two of the Sub-Advisers with respect to the Active M Emerging Markets Equity Fund were being terminated as of an effective date subsequent to the Annual Contract Meeting.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the Sub-Advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arms’-length among Northern and each Sub-Adviser. In addition, the Trustees reviewed and compared each Sub-Adviser’s fees paid by a Fund and fees paid to the Sub-Adviser by its other institutional accounts with similar strategies, if any. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the Sub-Advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Multi-Manager Fund, they did not consider the Sub-Advisers’ projected profitability as they did not consider it to be particularly relevant because Northern paid the Sub-Advisers out of its advisory fees. The Trustees therefore believed that Northern had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each Sub-Adviser and Northern’s evaluation of Sub-Adviser performance. This information was compared to performance information with respect to each Fund’s applicable benchmark. It was noted that each Sub-Adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that most of the Sub-Advisers’ performance records were generally satisfactory and where there had been Sub-adviser underperformance, Northern had acted quickly to either change the Sub-Adviser, had made other changes to improve Fund performance, or had placed the Sub-Adviser on watch pending further action if performance did not improve.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Multi-Manager Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Funds primarily at the management fee level given that Northern pays the Sub-Advisers out of its management fees. It was noted by the Trustees that most of the Sub-Advisers had breakpoints incorporated into their sub-advisory fee structures.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the Sub-Advisers as a result of their relationship with the Multi-Manager Funds. These benefits included in certain cases research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds and, in some cases, affiliated brokerage commissions received on Multi-Manager Fund brokerage transactions. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each Sub-Adviser’s trade execution on behalf of the Funds. The Trustees also considered the other relationships that certain of the Sub-Advisers had with Northern, including sub-advisory or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid, or to be paid, to the Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services provided, or to be provided, by each of them and that the sub-advisory agreements with respect to the Multi-Manager Funds should be reapproved for an additional one-year period (or until the effective date of termination as a Sub-Adviser, in the case of those Sub-Advisers that were separately approved to be terminated).

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APPROVAL OF NEW SUB-ADVISORY AGREEMENTS (MULTI-MANAGER HIGH YIELD OPPORTUNITY AND ACTIVE M INTERNATIONAL EQUITY FUNDS)

At a meeting of the Board held on May 18-19, 2016, the Trustees approved the termination of Loomis, Sayles & Company, L.P. as a sub-adviser to the Multi-Manager High Yield Opportunity Fund, which was effective on or about June 16, 2016, and approved a new sub-advisory agreement (the “Nomura Agreement”) with respect to the Multi-Manager High Yield Opportunity Fund between Northern and Nomura Corporate Research and Asset Management Inc. (“Nomura”), which became effective on or about June 20, 2016.

At the same meeting of the Board, the Trustees also approved the termination of Altrinsic Global Advisors, LLC, Earnest Partners, LLC, NFJ Investment Group LLC and William Blair Investment Management, LLC as sub-advisers to the Active M International Equity Fund (formerly known as the Multi-Manager International Equity Fund) (which terminations were effective on or about June 13, 2016) and approved (i) a new sub-advisory agreement (the “Cambiar Agreement”) with respect to the Active M International Equity Fund between Northern and Cambiar Investors, LLC (“Cambiar”) and (ii) a new sub-advisory agreement (the “Causeway Agreement”) with respect to the Active M International Equity Fund between Northern and Causeway Capital Management LLC (“Causeway”). The Trustees also approved, at a meeting of the Board held on November 18-19, 2015, a new sub-advisory agreement (the “Victory Capital Agreement”) with respect to the Active M International Equity Fund between Northern and Victory Capital Management Inc. (“Victory Capital”). The appointment of Causeway, Cambiar and Victory Capital became effective on or about June 27, 2016.

Nomura, Cambiar, Causeway and Victory Capital are referred to each individually as a “New Sub-Adviser” and together, as the “New Sub-Advisers,” and the Nomura Agreement, Cambiar Agreement, Causeway Agreement and Victory Capital Agreement are referred to together as the “New Sub-Advisory Agreements.”

The Trustees reviewed information and written materials from Northern and the New Sub-Advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the New Sub-Advisers, including the experience and qualifications of the personnel providing such services; (ii) each New Sub-Adviser’s financial condition, history of operations and ownership structure; (iii) the New Sub-Advisers’ brokerage and soft dollar practices; (iv) the New Sub-Advisers’ investment strategies and styles of investing; (v) the performance history of the New Sub-Advisers with respect to accounts or funds managed similarly to the Funds for which they were being engaged and hypothetical performance information and portfolio attributes; (vi) each New Sub-Adviser’s compliance policies and procedures (including their codes of ethics) and the Trust’s CCO’s evaluations of such policies and procedures; (vii) the New Sub-Advisers’ conflicts of interest in managing the Funds; and (viii) the terms of the New Sub-Advisory Agreements. The Trustees also reviewed Northern’s proprietary method and discussed Northern’s strategy for allocating assets among the various sub-advisers and the current allocations among the sub-advisers.

In evaluating the New Sub-Advisory Agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the New Sub-Advisers.

Nature, Quality and Extent of Services

The Trustees considered the information and evaluations provided by Northern with respect to each New Sub-Adviser’s operations, qualifications and experience in managing the type of strategies for which each New Sub-Adviser was proposed to be engaged in connection with a Fund. The Trustees also considered the CCO’s compliance program and the compliance monitoring schedule for each New Sub-Adviser. The Trustees concluded that each New Sub-Adviser was able to provide quality services to the Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the New Sub-Advisers would be paid by Northern out of its management fees and not by the Funds. The Trustees also believed, based on Northern’s representations, that each New Sub-Advisory Agreement had been negotiated at arm’s-length among Northern and each New Sub-Adviser. In addition, the Trustees reviewed and compared each New Sub-Adviser’s fees and fees paid to the sub-adviser by its other institutional accounts with similar strategies, if any. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the New Sub-Advisers were reasonable in light of the anticipated quality of the services to be performed by them.

The Trustees also considered the projected profitability to Northern with respect to the Funds before and after the addition of each New Sub-Adviser. These comparisons showed no material changes to Northern’s profitability. It was noted that Northern had also presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Northern Multi-Manager Funds’ exemptive order. The Trustees did not consider

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the New Sub-Advisers’ projected profitability as they did not consider it to be particularly relevant because Northern would be paying the New Sub-Advisers out of its management fees. The Trustees therefore believed that Northern has an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each New Sub-Adviser and Northern’s evaluation of New Sub-Adviser performance. This information was compared to performance information with respect to the Multi-Manager High Yield Opportunity Fund and Active M International Equity Fund’s respective benchmarks. It was noted that each New Sub-Adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that the New Sub-Advisers’ performance records were generally satisfactory.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Funds primarily at the advisory level given that Northern would be paying the New Sub-Advisers out of its management fees. It was noted by the Trustees that the New Sub-Advisers had breakpoints incorporated into their sub-advisory fee structures.

Other Benefits

The Trustees considered other benefits to be derived by the New Sub-Advisers as a result of their relationship with the Funds. These benefits included research and other benefits in connection with brokerage commissions paid by the Funds. The Trustees also considered the other relationships that the New Sub-Advisers had with Northern, including sub-advisory or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the proposed fees to be paid to the New Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services to be provided by each of them and that the New Sub-Advisory Agreements should be approved.

APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS (ACTIVE M U.S. EQUITY FUND)

Approval of Management Agreement

At a special meeting (the “Special Meeting”) of the Board held on March 9, 2016, the Trustees, including the Independent Trustees voting separately, considered and approved the Management Agreement with respect to the Active M U.S. Equity Fund.

In advance of the Special Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials, reports and verbal presentations from the Trust’s management relating to the Management Agreement. At the Special Meeting, the Trustees considered these materials, reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive session at the Special Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Special Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern and the services it had provided to the other Multi-Manager Funds. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement with respect to the other Multi-Manager Funds and in other meetings held during the year. These materials included: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Multi-Manager Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; (vii) policies adopted by Northern regarding compliance with the exemptive order applicable to the Multi-Manager Funds, including supervision and monitoring of the sub-advisers; and (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and

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extent of non-advisory services to be provided to the Multi-Manager Funds by Northern’s affiliates.

With respect to the Active M U.S. Equity Fund, the Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the proposed contractual and net management fees and estimated total expenses (after any fee waivers and expense reimbursements) of the Active M U.S. Equity Fund in comparison to those borne by other mutual funds selected by Lipper; (iii) Northern’s staffing for the Active M U.S. Equity Fund and the experience of the senior management, portfolio managers, credit research and other personnel; (iv) Northern’s financial resources and its ability to attract and retain portfolio management and other talent; (v) Northern’s investments in technology to benefit the Active M U.S. Equity Fund; (vi) the fees to be paid by the Active M U.S. Equity Fund to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (vii) the benefits to be received by Northern and its affiliates from their relationships with the Active M U.S. Equity Fund. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Active M U.S. Equity Fund, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services to be provided by Northern. The Trustees considered, in evaluating whether to approve the Management Agreement, that Northern would be engaging sub-advisers, subject to the Trustees’ approval, to manage the assets of the Active M U.S. Equity Fund. They considered that Northern would generally be providing investment management services to the Active M U.S. Equity Fund and also would have the responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was also responsible for, among other things: (i) selecting the Active M U.S. Equity Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with the Active M U.S. Equity Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) implementing procedures relating to the sub-advisers’ compliance with the Active M U.S. Equity Fund’s investment objectives, policies and restrictions; and (v) managing the cash portion of the Active M U.S. Equity Fund.

In addition, the Trustees considered that Northern selected the sub-advisers to manage the Active M U.S. Equity Fund on the basis of both qualitative and quantitative analyses that assessed a number of factors. They noted that Northern allocated assets to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for the Active M U.S. Equity Fund be complementary. Therefore, the Trustees considered that the sub-advisers were chosen not only based on their performance but for their anticipated investment synergy with each other. The Trustees also considered that the prospectus for the Active M U.S. Equity Fund would disclose Northern’s role in selecting the sub-advisers and shareholders may consider this factor in determining whether to invest in the Active M U.S. Equity Fund. The Trustees also took into account Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees also considered the non-advisory services that would be provided to the Active M U.S. Equity Fund by Northern and its affiliates. These services include acting as the Active M U.S. Equity Fund’s custodian, sub-administrator, transfer agent and administrator. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Funds. The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, they noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers. They noted enhancements made to the compliance and due diligence teams during the year to enhance their effectiveness and resources. The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes, Northern’s compliance oversight program with respect to all of the Active M U.S. Equity Fund’s service providers and the continued active involvement of internal audit in reviewing Northern’s operations. The Trustees also considered the consistency of Northern personnel and management’s approach regarding the sub-advisers. In addition, they noted that Northern’s and its affiliates’ strong financial position and stability would benefit the Active M U.S. Equity Fund. The Trustees concluded that Northern was able to commit substantial financial and other resources to the operations of the Active M U.S. Equity Fund and was able to provide quality services to the Active M U.S. Equity Fund.

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Fee Rates, Cost of Services and Profitability

The Trustees also evaluated the Active M U.S. Equity Fund’s proposed contractual management fee rate; the Active M U.S. Equity Fund’s estimated total operating expense ratio; Northern’s proposed contractual expense reimbursement and expense cap with respect to the Active M U.S. Equity Fund; and whether a consistent methodology was in place in determining the fees and expenses of the Active M U.S. Equity Fund. The Trustees also considered that, if the Active M U.S. Equity Fund swept uninvested cash into a Northern affiliated money market fund, Northern would rebate back to the Active M U.S. Equity Fund all of the advisory fees received by Northern from the applicable money market fund in compliance with the Trust’s exemptive order. The Trustees also considered the net advisory fee at various asset levels after Northern’s payment of the sub-advisory fees and the information provided by Northern relating to the prospective costs of the services to be provided by Northern and its affiliates.

The Trustees reviewed information on the management fee rate under the Management Agreement and the Active M U.S. Equity Fund’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms as prepared by Broadridge. The Trustees considered that the Active M U.S. Equity Fund’s projected total operating expense ratio after reimbursement of expenses and the contractual management fee were below their respective Lipper expense group medians. The Trustees did not consider fees charged by Northern to other similarly managed accounts, as Northern did not have similar accounts using the same investment strategy. The Trustees believed that these comparisons were helpful in evaluating the reasonableness of the management fee to be paid by the Active M U.S. Equity Fund.

Regarding profitability, it was noted that Northern presented quarterly profitability reports to the Board on a fund-by-fund basis for the other Multi-Manager Funds, as required by the Multi-Manager Funds’ exemptive order and that specific profitability information for the Active M U.S. Equity Fund was not yet available. However, the Trustees took into account information regarding Northern’s expected profitability and costs to manage the Active M U.S. Equity Fund and Northern’s representation that the expected profitability was considerably lower than the industry average. The Trustees concluded that Northern’s expected profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern.

The Trustees did not consider performance of the Active M U.S. Equity Fund in evaluating the Management Agreement as the Active M U.S. Equity Fund was not operational.

Economies of Scale

The Trustees considered whether Northern was likely to pass benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Active M U.S. Equity Fund would be sharing in economies of scale through the level at which the Active M U.S. Equity Fund’s management fee is set and through Northern’s contractual expense reimbursement that would limit the expenses for the Active M U.S. Equity Fund to a specific level. In addition, the Trustees considered that the Active M U.S. Equity Fund would be subject to breakpoints on its management fee, thus ensuring that as its assets grew, the management fee would decrease. The Trustees also considered that the shareholders would benefit from the reduced fee rates to the extent that the Active M U.S. Equity Fund’s overall expenses were lower than the contractual expense limitations.

Other Benefits to Northern

The Trustees also reviewed other benefits to be derived by Northern and its affiliates as a result of their relationship with the Active M U.S. Equity Fund, including the fees to be paid by the Active M U.S. Equity Fund to the affiliates for services as the Active M U.S. Equity Fund’s custodian and transfer agent. The Trustees also considered that many of the Active M U.S. Equity Fund’s shareholders were likely to have other client relationships with Northern and its affiliates. In addition, the Trustees considered that the scale of the Active M U.S. Equity Fund could provide opportunities to Northern to obtain securities trading advantages for its other advisory clients.

After deliberation, the Trustees concluded that the management fee to be paid by the Active M U.S. Equity Fund was reasonable in light of the services to be provided by Northern, its estimated costs and projected profitability and that the Management Agreement with respect to the Active M U.S. Equity Fund should be approved.

Approval of Sub-Advisory Agreements

At the Special Meeting held on March 9, 2016, the Trustees, including the Independent Trustees voting separately, considered and approved four sub-advisory agreements (the “Active M Sub-Advisory Agreements”) for the new Active M U.S. Equity Fund amongst Northern and Delaware Investments Fund Advisers, The London Company of Virginia, LLC, Polen Capital Management, LLC and Granite Investment Partners, LLC, respectively (together, the “Active M Sub-Advisers”). The Trustees reviewed information and written materials from Northern and the Active M Sub-Advisers regarding: (i) the nature and quality of the investment advisory services to be provided including the experience and qualifications of the personnel providing such

ACTIVE M/MULTI-MANAGER FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M/MULTI-MANAGER FUNDS

SEPTEMBER 30, 2016 (UNAUDITED)

services; (ii) financial condition, history of operations and ownership structure; (iii) brokerage and soft dollar practices; (iv) investment strategies and style of investing; (v) the performance history with respect to the strategy for which each Active M Sub-Adviser was being engaged; (vi) compliance policies and procedures (including their codes of ethics) and the CCO’s evaluation of the policies and procedures; and (vii) the Active M Sub-Advisers’ conflicts of interest in managing the Active M U.S. Equity Fund. The information also included the terms of each of the proposed Active M Sub-Advisory Agreements and information regarding the Active M Sub-Advisers’ cybersecurity programs. The Trustees also discussed Northern’s proprietary method for allocating assets among the various sub-advisers and the proposed allocations among the Active M Sub-Advisers. In evaluating the Active M Sub-Advisory Agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendation and evaluation of Northern with respect to each of the Active M Sub-Advisers.

Nature, Quality and Extent of Services

The Trustees considered the information and evaluations provided with respect to the Active M Sub-Advisers’ operations, qualifications, personnel and experience in managing the type of strategies for which they were to be engaged. The Trustees also considered the CCO’s evaluation of the Active M Sub-Advisers’ compliance programs and the compliance monitoring schedule for each Active M Sub-Adviser. With respect to Delaware Investments Fund Advisers, in particular, the Trustees considered their prior knowledge of the firm through its advisory engagements with the Multi-Manager Large Cap and Global Real Estate Funds. The Trustees concluded that the Active M Sub-Advisers were each able to provide satisfactory services to the Active M U.S. Equity Fund.

Fees, Expenses, Profitability and Performance

With respect to the sub-advisory fees, the Trustees considered that Northern, and not the Active M U.S. Equity Fund, would pay the Active M Sub-Advisers out of its management fees. The Trustees also believed, based on Northern’s representations, that the Active M Sub-Advisory Agreements had been negotiated at arms’-length between Northern and each Active M Sub-Adviser. The Trustees also considered each Active M Sub-Adviser’s fees in relation to its other similar institutional accounts. Finally, the Trustees also considered Northern’s representations that the fees to be paid to each Active M Sub-Adviser were reasonable in light of the existing and anticipated quality of the services to be performed by each Active M Sub-Adviser.

The Trustees did not consider the Active M Sub-Advisers’ profitability as they did not consider it to be particularly relevant because Northern paid the Active M Sub-Advisers out of its management fees. The Trustees therefore believed that Northern has an incentive to negotiate the lowest possible sub-advisory fees. Therefore, they considered profitability at Northern’s level and not the Active M Sub-Advisers’ level.

The Trustees considered and evaluated performance information presented with respect to each Active M Sub-Adviser and Northern’s evaluation of each Active M Sub-Adviser’s performance. Because the Active M Sub-Advisers had not previously managed assets of the Active M U.S. Equity Fund, the Trustees considered hypothetical performance as provided and calculated by Northern in addition to each Active M Sub-Adviser’s actual performance record in the strategy for which it was being engaged. This information was compared to performance information with respect to an applicable benchmark. It was noted that each Active M Sub-Adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that each Active M Sub-Adviser’s performance record was satisfactory.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Active M U.S. Equity Fund’s assets increased and that breakpoints were incorporated into the Active M U.S. Equity Fund’s management fees.

Other Benefits

The Trustees considered other benefits derived or to be derived by the Active M Sub-Advisers as a result of their relationship with the Active M U.S. Equity Fund. These benefits included research and other benefits in connection with brokerage commissions paid by the Active M U.S. Equity Fund. The Trustees also considered the other relationships that the Active M Sub-Advisers had with Northern, including other sub-advisory relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees to be paid to each of the Active M Sub-Advisers were reasonable in light of the services to be provided by it and that the Active M Sub-Advisory Agreements should be approved.

NORTHERN FUNDS SEMIANNUAL REPORT	103	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

ACTIVE M/MULTI-MANAGER FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	GLOBAL TACTICAL ASSET ALLOCATION FUND
Ticker Symbol: BBALX

7	NOTES TO THE FINANCIAL STATEMENTS

14	FUND EXPENSES

15	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Global Tactical Asset Allocation Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Global Tactical Asset Allocation Fund prospectus, which contains complete information about Northern Global Tactical Asset Allocation Fund’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2016 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION FUND
ASSETS:
Investments in affiliates, at value	$74,168
Dividend income receivable	11
Receivable for fund shares sold	34
Receivable from investment adviser	2
Prepaid and other assets	11
Total Assets	74,226
LIABILITLIES:
Payable for fund shares redeemed	11
Payable to affiliates:
Management fees	3
Custody fees	2
Shareholder servicing fees	3
Trustee fees	4
Accrued other liabilities	37
Total Liabilities	60
Net Assets	$74,166
ANALYSIS OF NET ASSETS:
Capital stock	$70,346
Accumulated undistributed net investment income	406
Accumulated undistributed net realized loss	(952)
Net unrealized appreciation	4,366
Net Assets	$74,166
Shares Outstanding ($.0001 par value, unlimited authorization)	6,174
Net Asset Value, Redemption and Offering Price Per Share	$12.01
Investments in affiliates, at cost	69,802

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	2	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION FUND
INVESTMENT INCOME:
Dividend income from investments in affiliates	$1,195
Total Investment Income	1,195
EXPENSES:
Management fees	85
Custody fees	11
Transfer agent fees	6
Blue sky fees	11
SEC fees	7
Printing fees	23
Audit fees	9
Legal fees	10
Shareholder servicing fees	6
Trustee fees	6
Other	7
Total Expenses	181
Less expenses reimbursed by investment adviser	(82)
Net Expenses	99
Net Investment Income	1,096
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments in affiliates	(206)
Foreign currency transactions	16
Net change in unrealized appreciation on:
Investments in affiliates	3,168
Foreign currency translations	3
Net Gains	2,981
Net Increase in Net Assets Resulting from Operations	$4,077

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2016

	GLOBAL TACTICAL ASSET ALLOCATION FUND
Amounts in thousands	SEP 30, 2016	MAR 31, 2016
OPERATIONS:
Net investment income	$1,096	$2,100
Net realized losses	(190)	(335)
Net change in unrealized appreciation (depreciation)	3,171	(3,027)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,077	(1,262)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions	(1,224)	(2,728)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,224)	(2,728)
DISTRIBUTIONS PAID:
From net investment income	(1,087)	(2,035)
From net realized gains	–	(920)
Total Distributions Paid	(1,087)	(2,955)
Total Increase (Decrease) in Net Assets	1,766	(6,945)
NET ASSETS:
Beginning of period	72,400	79,345
End of period	$74,166	$72,400
Accumulated Undistributed Net Investment Income	$406	$397

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	4	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

GLOBAL TACTICAL ASSET ALLOCATION FUND*	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013	FOUR MONTHS ENDED MAR 31, 2012	FISCAL YEAR ENDED NOV 30, 2011
Net Asset Value, Beginning of Period	$11.54	$12.20		$12.20	$11.40	$10.61	$9.97	$9.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.33		0.24	0.20	0.21	0.10	0.24	(1)
Net realized and unrealized gains (losses)	0.46	(0.52)		0.06	0.81	0.79	0.63	0.19
Total from Investment Operations	0.64	(0.19)		0.30	1.01	1.00	0.73	0.43
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.32	)(2)	(0.21)	(0.21)	(0.21)	(0.09)	(0.26)
From net realized gains	–	(0.15)		(0.09)	–	–	–	–
Total Distributions Paid	(0.17)	(0.47)		(0.30)	(0.21)	(0.21)	(0.09)	(0.26)
Net Asset Value, End of Period	$12.01	$11.54		$12.20	$12.20	$11.40	$10.61	$9.97
Total Return(3)	5.63%	(1.52)%		2.51%	8.96%	9.60%	7.42%	4.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$74,166	$72,400		$79,345	$81,591	$64,037	$35,194	$26,373
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5),(6)	0.27%	0.27%		0.26%	0.25%	0.25%	0.26%	0.25%
Expenses, before reimbursements and credits(6)	0.49%	0.46%		0.53%	0.75%	0.91%	1.01%	1.50%
Net investment income, net of reimbursements and credits(5)	2.97%	2.78%		1.95%	1.79%	2.02%	3.12%	2.58	%(1)
Net investment income, before reimbursements and credits	2.75%	2.59%		1.68%	1.29%	1.36%	2.37%	1.33	%(1)
Portfolio Turnover Rate	16.98%	20.49%		51.55%	23.95%	73.25%	14.46%	76.63%

(1)	The net investment income per share and net investment income ratios include a one-time voluntary contribution of approximately $36,000 relating to shareholder servicing fees earned by Northern Trust, which represents 0.22 percent of average net assets and $0.02 of net investment income per share for the fiscal year ended November 30, 2011.
(2)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2016 and fiscal years ended March 31, 2016, 2015, 2014, 2013, and the four months ended March 31, 2012, and the fiscal year ended November 30, 2011 respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(6)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.
*	As of the close of business on August 1, 2011, the assets and liabilities of the Global Tactical Asset Allocation Portfolio (the “Predecessor Fund”), an investment portfolio of Northern Institutional Funds, were transferred to the Fund pursuant to a plan of reorganization approved by the Predecessor Fund’s Board of Trustees on February 17, 2011 (the “Reorganization”). Prior to the Reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including August 1, 2011 relates to the Predecessor Fund.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	SEPTEMBER 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 100.0%

FlexShares Global Quality Real Estate Index Fund (1)	35,784	$2,162

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (1)	117,268	2,988

FlexShares International Quality Dividend Index Fund (1)	324,107	7,380

FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund (1)	40,573	2,284

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund (1)	91,803	4,420

FlexShares Morningstar Global Upstream Natural Resources Index Fund (1)	135,498	3,730

FlexShares Morningstar U.S. Market Factor Tilt Index Fund (1)	110,638	10,028

FlexShares Quality Dividend Index Fund (1)	264,254	10,002

FlexShares STOXX Global Broad Infrastructure Index Fund (1)	49,078	2,216

Northern Funds – Bond Index Fund (1)	1,956,682	21,289

Northern Funds – High Yield Fixed Income Fund (1)	1,110,285	7,472

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% ^(1)(2)	196,676	197
Total Investment Companies
(Cost $69,802)		74,168

Total Investments – 100.0%
(Cost $69,802)		74,168

Liabilities less Other Assets – (0.0%)		(2)
NET ASSETS – 100.0%		$74,166

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.
(2)	7-day yield as of September 30, 2016 is disclosed.

^	See Note 12 of Notes to the Financial Statements.

NF – Northern Funds

NIF – Northern Institutional Funds

TIPS – Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At September 30, 2016, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	13.5%	FlexShares Morningstar U.S. Market Factor Tilt Index Fund
Non U.S. Equity –Developed	3.1	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity – Emerging	6.0	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.9	FlexShares Global Quality Real Estate Index Fund
U.S. Bonds – High Yield	10.1	NF High Yield Fixed Income Fund
U.S. Bonds – Intermediate	28.7	NF Bond Index Fund
U.S. Bonds – Inflation Protected	4.0	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
International Quality Dividend	9.9	FlexShares International Quality Dividend Index Fund
Quality Dividend	13.5	FlexShares Quality Dividend Index Fund
Global Infrastructure	3.0	FlexShares STOXX Global Broad Infrastructure Index Fund
Global Natural Resources	5.0	FlexShares Morningstar Global Upstream Natural Resources Index Fund
Cash	0.3	NIF Diversified Assets Portfolio ^
Total	100.0%

^	See Note 12 of Notes to the Financial Statements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2016:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$74,168	$–	$–	$74,168

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	6	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2016 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 45 funds as of September 30, 2016, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Fund (the “Fund”) is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”) for which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate of NTI acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time.

Shares of open-end investment companies, other than ETFs, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Fund’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Fund’s Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to

NORTHERN FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Fund to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund is authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Fund and certain of the Underlying Funds may enter into these contracts for hedging purposes and to help against risks and volatility caused by fluctuation in foreign currency exchange rates. Certain of the Underlying Funds may also enter into forward foreign currency exchange contracts as a cross-hedge transaction or for speculative purposes. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statement of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statement of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund’s or an Underlying Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by an Underlying Fund. The Fund bears the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedule of Investments represent the 7-day yield for money market funds. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

D) EXPENSES The Fund is charged for those expenses that are directly attributable to the Fund. Expenses incurred which do not specifically relate to the Fund are allocated among all funds in the Trust in proportion to each fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

E) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Fund. At March 31, 2016, the following reclassifications were recorded for the Fund (amount in thousands):

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

$133	$(133)	$ –

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

GLOBAL TACTICAL ASSET ALLOCATION FUND	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2016 (UNAUDITED)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Fund’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Fund incurred long-term capital losses of approximately $120,000, during the fiscal year ended March 31, 2016 that will be carried forward indefinitely under the provision of the Act.

For the period subsequent to October 31, 2015, through the fiscal year ended March 31, 2016, the Fund incurred net capital losses and/or late year ordinary losses of approximately $11,000, for which the Fund intends to treat as having been incurred in the following fiscal year.

At March 31, 2016, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED		UNREALIZED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	GAINS (LOSSES)

Global Tactical Asset Allocation	$396	$ –	$569

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Global Tactical Asset Allocation	$2,035	$920

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Global Tactical Asset Allocation	$1,406	$574

*	Ordinary income includes short-term capital gains, if any.

As of March 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the fiscal years ended March 31, 2013 through March 31, 2015 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Fund. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Fund beneficially owned by their customers. Service Plan expenses are included in the Statement of Operations under Shareholder servicing fees for the six months ended September 30, 2016. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2016.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 23, 2015, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.10 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which was included in Other expenses on the Statements of Operations.

At a meeting held on November 16-17, 2016, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 21, 2016 and will expire on November 20, 2017, unless renewed.

During the six months ended September 30, 2016, the Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Global Tactical Asset Allocation	$179	1.49%

NORTHERN FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory (asset allocation) and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate set forth in the table below (expressed as a percentage of the Fund’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations.

At September 30, 2016, the annual management fees and contractual expense limitations for the Fund were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEE	EXPENSE LIMITATIONS

Global Tactical Asset Allocation	0.23%	0.25%

The contractual reimbursement arrangement described in the table above is expected to continue until at least July 31, 2017. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for the Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Fund. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Fund has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Fund’s Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Fund, received no compensation from the Fund under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Fund. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds (see Note 12) and/or the Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. INVESTMENT IN NORTHERN INSTITUTIONAL FUNDS-DIVERSIFIED ASSETS PORTFOLIO

The Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”), (see Note 12) a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Fund’s Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to the Fund by NTI as a result of uninvested cash being invested in the Portfolio. The Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolio’s prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse the Fund for a portion of the management fees attributable to advisory services

GLOBAL TACTICAL ASSET ALLOCATION FUND	10	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2016 (UNAUDITED)

otherwise payable by the Fund on any assets invested in the Portfolio. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statement of Operations. This reimbursement’s impact on the Fund’s net expense and net investment income ratios is included in the Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	PURCHASES	SALES

Amounts in thousands	OTHER	OTHER

Global Tactical Asset Allocation	$12,453	$13,613

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2016, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES

Global Tactical Asset Allocation	$4,559	$(913)	$3,646	$70,522

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Tactical Asset Allocation	551	$6,457	70	$818	(722)	$(8,499)	(101)	$(1,224)

Transactions in capital shares for the fiscal year ended March 31, 2016, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Tactical Asset Allocation	869	$10,162	216	$2,473	(1,314)	$(15,363)	(229)	$(2,728)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2016, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD

FlexShares Global Quality Real Estate Index Fund	$–	$2,198	$85	$46	$3	$29	$2,162

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	2,908	101	44	25	(2)	33	2,988

FlexShares International Quality Dividend Index Fund	7,203	489	569	327	(70)	186	7,380

FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	3,506	405	1,719	364	(272)	59	2,284

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	2,253	2,295	523	447	(52)	66	4,420

FlexShares Morningstar Global Upstream Natural Resources Index Fund	697	2,830	–	203	–	30	3,730

FlexShares Morningstar U.S. Market Factor Tilt Index Fund	10,878	350	1,905	353	352	86	10,028

FlexShares Quality Dividend Index Fund	10,853	175	1,509	374	109	160	10,002

FlexShares STOXX Global Broad Infrastructure Index Fund	2,176	–	46	83	3	35	2,216

Northern Funds – Bond Index Fund	18,010	3,541	497	245	(10)	249	21,289

NORTHERN FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD

Northern Funds – Global Real Estate Index Fund	$2,171	$–	$2,179	$(361)	$369	$–	$–

Northern Funds – High Yield Fixed Income Fund	11,514	69	4,537	1,062	(636)	262	7,472

Northern Institutional Funds – Diversified Assets Portfolio*	218	12,708	12,729	–	–	–	197

	$72,387	$25,161	$26,342	$3,168	$(206)	$1,195	$74,168

*	See Note 12

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Fund invests, the objectives for using them and their related risks can be found in Note 2.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2016:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE

Global Tactical Asset Allocation	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$22

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE

Global Tactical Asset Allocation	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	$3

Volume of derivative activity for the six months ended September 30, 2016*:

	FOREIGN EXCHANGE CONTRACTS

	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Global Tactical Asset Allocation	1	$2,042

*	Activity for the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. The maximum exposure to the Fund under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the item noted below.

Prior to October 1, 2016, the uninvested cash of the Fund was invested in the Northern Institutional Funds Diversified Assets Portfolio. Effective October 1, 2016, the Diversified Assets Portfolio changed its name to the Government Assets Portfolio and changed its investment strategy to that of a “government money market fund.” The total annual portfolio operating

GLOBAL TACTICAL ASSET ALLOCATION FUND	12	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2016 (UNAUDITED)

expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Northern Institutional Funds Government Assets Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse the Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund.

NORTHERN FUNDS SEMIANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

FUND EXPENSES	SEPTEMBER 30, 2016 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2016 through September 30, 2016.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/16 - 9/30/16” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The information does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds which may result in different expense ratios in the Financial Highlights.

GLOBAL TACTICAL ASSET ALLOCATION

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2016	ENDING ACCOUNT VALUE 9/30/2016	EXPENSES PAID* 4/1/2016 - 9/30/2016
Actual	0.27%	$1,000.00	$1,056.30	$1.39
Hypothetical**	0.27%	$1,000.00	$1,023.71	$1.37

*	Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

GLOBAL TACTICAL ASSET ALLOCATION FUND	14	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2016 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust including the review of investment performance and expenses of the Global Tactical Asset Allocation Fund (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Fund with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Fund by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 18-19, 2016 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Fund. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Fund in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Fund; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Fund; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Fund by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Fund’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Broadridge (doing business as “Lipper”), a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Fund in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fee charged to the Fund compared to the management fees charged by Northern to Northern’s other comparable institutional accounts, if any; (v) Northern’s staffing for the Fund and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Fund; (viii) the fees paid by the Fund to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Fund. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Fund, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Fund by Northern and its affiliates. These services include acting as the Fund’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Fund and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the

NORTHERN FUNDS SEMIANNUAL REPORT	15	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT continued

quality and scope of their services to the Fund. They noted Northern’s enhancements to technology in prior years including enhancements to cyber-security controls. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Fund by Northern, including its oversight of the Fund’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Fund’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Fund’s service providers and the continued active involvement of internal audit in reviewing operations related to the Fund. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel and noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Fund. The Trustees also considered Northern’s and its affiliates’ strong financial position, stability and willingness to support the Fund through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Fund and was able to continue to provide quality services to the Fund.

Performance

The Trustees considered the investment performance of the Fund. They first considered whether the Fund had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The Trustees noted the Fund’s structure as a “fund of funds.” The Trustees received information on the Fund’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Fund to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its peer groups and peer universes. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmarks. Among other performance data considered, the Trustees noted that the Fund outperformed its Lipper performance universe average for the one-, three- and five-year periods ended January 31, 2016. They also noted that the Fund outperformed its blended benchmark for the one-year period ended March 31, 2016 and underperformed for the three-and five-year periods ended March 31, 2016. The Trustees took into account management’s discussion of the Fund’s performance relative to its peers and benchmarks, , including the differences in the Fund’s investment strategy from those of the funds in the peer group in which it was placed by Lipper. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Fund and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Fund’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Fund’s contractual management fee rate and net management fees paid by the Fund after taking into account any expense reimbursements; the Fund’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Fund; and whether a consistent methodology was in place in determining the fees and expenses of the Fund. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that Northern was rebating back to the Fund all of the advisory fees that were received by Northern, if any, from the applicable Northern affiliated money market fund into which the Fund sweeps uninvested cash in compliance with the Fund’s exemptive order.

The Trustees reviewed information on the fee rates paid by the Fund under the Management Agreement and the Fund’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Fund’s contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the Fund’s net management fee was below its Lipper peer group median. They also considered that the Fund’s total expense ratio after reimbursement of expenses and/or waivers was below its Lipper category objective median. The Trustees took into account Northern’s discussion of the Fund’s expenses. The Trustees also noted that Northern had waived and/or reimbursed management fees for the Fund. The Trustees also noted that Northern did not manage private institutional accounts similarly managed to the Fund. Based upon the information provided to them from Northern, the Trustees, including a majority of the Independent Trustees, also

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SEPTEMBER 30, 2016 (UNAUDITED)

determined that the services provided under the Management Agreement by Northern were in addition to, rather than duplicative of, services that Northern provided to the affiliated underlying funds in which the Fund invested.

In addition, the Trustees considered the amount of assets in the Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship with the Fund and on an overall basis with other funds in the Trust and the Northern Institutional Funds and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees considered that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Fund’s sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and/or expense reimbursements during the year and also took into account the high quality of the services received by the Fund from Northern, as well as the type of fund. The Trustees also noted cost savings initiatives implemented by Northern over the years. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Fund’s management fee structure and considered Northern’s view that the Fund is sharing in economies of scale through the level at which the Fund’s management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Fund to specific levels. In addition, the Trustees considered that the Fund’s management fee is subject to breakpoints, thus ensuring that as the Fund’s assets grow, its shareholders will receive reduced fee rates. The Trustees also noted that although the Fund was not currently at the specified asset levels at which a breakpoint to its management fee would be triggered, the Fund’s net management fee was below the median of its expense peer group and that total expenses of the Fund after reimbursements/waivers were below the objective median of its Lipper category.

The Trustees determined that the Fund’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Fund. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, as well as the fees for these and other services received from the affiliated mutual funds in which the Fund invests. The Trustees also considered that many of the Fund’s shareholders had other client relationships with The Northern Trust Company or its affiliates. The Trustees also considered the extent to which Northern and its other clients, as well as the Fund, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded that the management fee paid by the Fund was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

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Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 7, 2016

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 7, 2016

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